    As filed with the Securities and Exchange Commission on April 28, 2005


                                                             File No. 333-47016
                                                             File No. 811-08475

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4

          Registration Statement Under The Securities Act of 1933  [X]


                        Pre-Effective Amendment No.                [_]
                      Post-Effective Amendment No. 19              [X]

                                    and/or

         For Registration Under the Investment Company Act of 1940 [X]
                             Amendment No. 48                      [X]

                       (Check Appropriate Box or Boxes)
                      GE Capital Life Separate Account II

                          (Exact Name of Registrant)

                               -----------------

                 GE Capital Life Assurance Company of New York

                           (Exact Name of Depositor)

                               -----------------

            622 Third Avenue, 33rd Floor, New York, New York 10017 (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6910
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.
                 Vice President and Associate General Counsel
                 GE Capital Life Assurance Company of New York
                             6610 W. Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -----------------------------------------------------------
Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on April 29, 2005 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                      GE Capital Life Separate Account II
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                               Form NY1155 4/00

                                  Issued by:
                 GE Capital Life Assurance Company of New York
                         622 Third Avenue, 33rd Floor
                           New York, New York 10017

                                Service Center:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 313-5282

--------------------------------------------------------------------------------

This prospectus describes flexible premium variable deferred annuity contracts (the "contracts") issued on or after the later of May 1, 2003 or the date on which New York State insurance authorities approve applicable contract modifications. The contract may be issued to individuals and qualified and non-qualified retirement plans. GE Capital Life Assurance Company of New York (the "Company," "we," "us," or "our") issues the contract.

This prospectus gives details about the contract, GE Capital Life Separate Account II (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the accumulation of Contract Value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM Variable Insurance Funds:
  AIM V.I. Aggressive Growth Fund -- Series I shares
  AIM V.I. Basic Value Fund -- Series II shares
  AIM V.I. Blue Chip Fund -- Series I shares
  AIM V.I. Capital Appreciation Fund -- Series I shares

  AIM V.I. International Growth Fund -- Series II shares

  AIM V.I. Premier Equity Fund -- Series I shares

  AIM V.I. Real Estate Fund -- Series II shares


AllianceBernstein Variable Products Series Fund, Inc.:

  AllianceBernstein Global Technology Portfolio --Class B (formerly,
   AllianceBernstein Technology Portfolio)

  AllianceBernstein Growth and Income Portfolio --Class B

  AllianceBernstein International Value Portfolio --Class B


  AllianceBernstein Large Cap Growth Portfolio (formerly, AllianceBernstein
   Premier Growth Portfolio -- Class B)




American Century Variable Portfolios, Inc.:
  VP Income & Growth Fund -- Class I
  VP International Fund -- Class I
  VP Ultra(R) Fund -- Class I
  VP Value Fund -- Class I


American Century Variable Portfolios II, Inc.


  VP Inflation Protection Fund -- Class II


Dreyfus:
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares Dreyfus Variable Investment Fund -- Money Market Portfolio
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares**

Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund


  VT Worldwide Health Sciences Fund

Evergreen Variable Annuity Trust
  Evergreen VA Omega Fund -- Class 2

Federated Insurance Series:
  Federated High Income Bond Fund II* -- Service Shares
  Federated Kaufmann Fund II -- Service Shares

Fidelity(R) Variable Insurance Products Fund:

  VIP Asset Manager/SM /Portfolio -- Service Class 2

  VIP Contrafund(R) Portfolio -- Service Class 2
  VIP Dynamic Capital Appreciation Portfolio --Service Class 2
  VIP Equity-Income Portfolio -- Service Class 2
  VIP Growth Portfolio -- Service Class 2
  VIP Growth & Income Portfolio -- Service Class 2
  VIP Mid Cap Portfolio -- Service Class 2
  VIP Value Strategies Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:

  Franklin Income Securities Fund -- Class 2 Shares

  Franklin Large Cap Growth Securities Fund --  Class 2 Shares
  Mutual Shares Securities Fund -- Class 2 Shares
  Templeton Foreign Securities Fund -- Class 2 Shares
  Templeton Global Asset Allocation Fund -- Class 2 Shares

GE Investments Funds, Inc.:
  Income Fund

  Mid-Cap Equity Fund (formerly, Mid-Cap Value Equity Fund)

  Money Market Fund
  Premier Growth Equity Fund
  Real Estate Securities Fund
  S&P 500(R) Index Fund
  Small-Cap Value Equity Fund
  Total Return Fund
  U.S. Equity Fund
  Value Equity Fund


Goldman Sachs Variable Insurance Trust


  Goldman Sachs Mid Cap Value Fund


Greenwich Street Series Fund:

  Salomon Brothers Variable Aggressive Growth Fund -- Class II


Janus Aspen Series:
  Balanced Portfolio -- Service Shares

  Forty Portfolio -- Service Shares (formerly, Capital Appreciation Portfolio)




J.P. Morgan Series Trust II:
  Bond Portfolio

  International Equity Portfolio

  Mid Cap Value Portfolio
  Small Company Portfolio

  U. S. Large Cap Core Equity Portfolio


Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Basic Value V.I. Fund -- Class III Shares

  Merrill Lynch Global Allocation V.I. Fund -- Class III Shares

  Merrill Lynch Large Cap Growth V.I. Fund -- Class III Shares

  Merrill Lynch Value Opportunities V.I. Fund -- Class III Shares (formerly,
   Merrill Lynch Small Cap Value V.I. Fund)


MFS(R) Variable Insurance Trust:
  MFS(R) Investors Growth Stock Series -- Service Class Shares
  MFS(R) Investors Trust Series -- Service Class Shares
  MFS(R) New Discovery Series  -- Service Class Shares
  MFS(R) Strategic Income Series -- Service Class Shares
  MFS(R) Total Return Series -- Service Class Shares
  MFS(R) Utilities Series -- Service Class Shares

Nations Separate Account Trust:
  Nations Marsico Growth Portfolio
  Nations Marsico International Opportunities Portfolio

Oppenheimer Variable Account Funds:
  Oppenheimer Aggressive Growth Fund/VA -- Service Shares Oppenheimer Balanced Fund/VA -- Service Shares
  Oppenheimer Capital Appreciation Fund/VA --Service Shares Oppenheimer Global Securities Fund/VA -- Service Shares Oppenheimer Main Street Fund/VA -- Service Shares Oppenheimer Main Street Small Cap Fund/VA --Service Shares

PIMCO Variable Insurance Trust:

  All Asset Portfolio -- Advisor Class Shares

  High Yield Portfolio* -- Administrative Class Shares
  Long-Term U.S. Government Portfolio -- Administrative Class Shares

  Low Duration Portfolio -- Administrative Class Shares

  Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund, Inc.:
  Jennison Portfolio -- Class II
  Jennison 20/20 Focus Portfolio -- Class II

  Natural Resources Portfolio -- Class II


Rydex Variable Trust:
  OTC Fund


Salomon Brothers Variable Series Funds Inc:

  Salomon Brothers Variable All Cap Fund -- Class II

  Salomon Brothers Variable Total Return Fund -- Class II


Scudder Variable Series II:
  Scudder Technology Growth Portfolio -- Class B Shares
  SVS Dreman High Return Equity Portfolio -- Class B Shares
  SVS Dreman Small Cap Value Portfolio -- Class B Shares

Van Kampen Life Investment Trust:
  Comstock Portfolio -- Class II Shares
  Emerging Growth Portfolio -- Class II Shares

The following Portfolio is not available to new purchase payments or transfers on or after November 15, 2004:



  Janus Aspen Series


   International Growth Portfolio -- Service Shares


 * These Portfolios may invest in lower quality debt securities commonly referred to as junk bonds.
** The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.

Not all of these Portfolios may be available in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

   . Is NOT a bank deposit

   . Is NOT FDIC insured

   . Is NOT insured or endorsed by a bank or any federal government agency

   . MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This product has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Service Center at the telephone number or address listed below for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract.

These contracts are also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.


A Statement of Additional Information, dated April 29, 2005, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:


                                1-800-313-5282;

                     or write us at our Service Center at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.


The date of this prospectus is April 29, 2005.

Table of Contents




                Definitions.................................................

                Fee Tables..................................................
                   Examples.................................................

                Synopsis....................................................

                Condensed Financial Information.............................

                Investment Results..........................................

                Financial Statements........................................

                The Company.................................................

                The Separate Account........................................
                   The Portfolios...........................................
                   Voting Rights............................................
                   Subaccounts..............................................

                The Guarantee Account.......................................

                Charges and Other Deductions................................
                   Transaction Expenses.....................................
                   Other Charges............................................

                The Contract................................................
                   Purchase of the Contract.................................
                   Ownership................................................
                   Assignment...............................................
                   Purchase Payments........................................
                   Valuation Day and Valuation Period.......................
                   Allocation of Purchase Payments..........................
                   Optional Enhanced Payment Benefit........................
                   Valuation of Accumulation Units..........................

                Transfers...................................................
                   Transfers Before the Annuity Commencement Date...........
                   Transfers From the Guarantee Account to the Subaccounts.. Transfers From the Subaccounts to the Guarantee Account..
                   Transfers Among the Subaccounts..........................
                   Telephone/Internet Transactions..........................
                   Confirmation of Transactions.............................
                   Special Note on Reliability..............................
                   Transfers By Third Parties...............................
                   Special Note on Frequent Transfers.......................
                   Dollar Cost Averaging Program............................

                   Portfolio Rebalancing Program............................
                   Guarantee Account Interest Sweep Program.................

                Surrenders and Partial Withdrawals..........................
                   Surrenders and Partial Withdrawals.......................
                   Systematic Withdrawals...................................

                Death of Owner and/or Annuitant.............................
                   Distribution Provisions Upon Death of Owner or Joint
                     Owner..................................................
                   Death Benefit at Death of Any Annuitant Before Annuity
                     Commencement Date......................................
                   Annual Step-Up Death Benefit Option......................
                   Termination of Death Benefit Rider Option When Contract
                     Assigned or Sold.......................................
                   How to Claim Proceeds and/or Death Benefit Payments......
                   Distribution Rules When Death Occurs Before Income
                     Payments Begin.........................................
                   Distribution Rules When Death Occurs After Income
                     Payments Begin.........................................

                Income Payments.............................................
                   Optional Payment Plans...................................
                   Variable Income Payments.................................
                   Transfers After the Annuity Commencement Date............

                Federal Tax Matters.........................................
                   Introduction.............................................
                   Taxation of Non-Qualified Contracts......................
                   Section 1035 Exchanges...................................
                   Qualified Retirement Plans...............................
                   Federal Income Tax Withholding...........................
                   State Income Tax Withholding.............................
                   Tax Status of the Company................................
                   Changes in the Law.......................................

                Requesting Payments.........................................

                Sales of the Contracts......................................
                   Principal Underwriter....................................
                   Sales of the Contracts...................................

                Additional Information......................................
                   Owner Questions..........................................
                   Return Privilege.........................................
                   State Regulation.........................................
                   Evidence of Death, Age, Gender or Survival...............
                   Records and Reports......................................
                   Other Information........................................
                   Legal Proceedings........................................

                Appendix A -- Examples of the Available Death Benefits...... A-1
                   Basic Death Benefit...................................... A-1
                   Annual Step-Up Death Benefit Rider Option................ A-2

                Appendix B -- Condensed Financial Information............... B-1

                Table of Contents -- Statement of Additional Information

Definitions

                      The following terms are used throughout the prospectus:

                      Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

                      Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

                      Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

                      Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

                      Code -- The Internal Revenue Code of 1986, as amended.

                      Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

                      Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

                      Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.



                      General Account -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

                      Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

                      Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objectives. Not all Portfolios may be available in all markets.

                      Separate Account -- GE Capital Life Separate Account II, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

                      Service Center -- The office to which all written and telephone inquiries concerning the contract or the Portfolios should be made: 6610 West Broad Street, Richmond, Virginia

                      23230, 1-800-313-5282. The term "we" may be used
                      throughout this prospectus in connection with calculation of Contract Value; in these instances, the term "we" has the same meaning as the Service Center.

                      Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

                      Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Service Center, less any applicable premium tax, annual contract charge, any optional benefit charge and any surrender charge.

                      Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

                      Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Fee Tables


                      The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.


                Contract Owner Transaction Expenses
                ----------------------------------------------------------------
                Surrender Charge (as a percentage of purchase Maximum of 8%/1,2/
                 payments partially withdrawn or surrendered)
                ----------------------------------------------------------------
                  Transfer Charge                                 $10.00/3/
                ----------------------------------------------------------------

                    /1/ The maximum surrender charge assumes you elect the
                        Enhanced Payment Benefit Option at the time of application. The surrender charge declines to $0 over a period of 9 years for each purchase payment received. If you do not elect the Enhanced Payment Benefit Option, the maximum surrender charge is 6% and declines to $0 over a period of seven years for each purchase payment received.

                    /2/ A surrender charge is not assessed on any amounts
                        representing gain. In addition, you may partially withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge; the free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.




                    /3/ We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.


                      The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.


Periodic Charges Other Than Portfolio Expenses
----------------------------------------------------------------------------------------------------------
Annual Contract Charge                                                                           $30.00/4/
----------------------------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
----------------------------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                                                  1.30%
----------------------------------------------------------------------------------------------------------
  Administrative Expense Charge                                                                      0.15%
----------------------------------------------------------------------------------------------------------
Optional Benefits
----------------------------------------------------------------------------------------------------------
  Annual Step-Up Death Benefit Rider Option (as a percentage of your Contract Value at the time
   the charge is taken)/5/                                                                           0.20%
----------------------------------------------------------------------------------------------------------
  Enhanced Payment Benefit Option (as a percentage of your daily net assets in the Separate
   Account)                                                                                          0.15%
----------------------------------------------------------------------------------------------------------
Maximum Total Separate Account Annual Expenses                                                    1.80%/6/
----------------------------------------------------------------------------------------------------------


                    /4/ This charge is taken on each contract anniversary and
                        at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.


                    /5/ The charge for the Annual Step-Up Death Benefit Rider
                        Option is taken in arrears on each contract anniversary and at the time the contract is surrendered.


                    /6/ The Maximum Total Separate Account Annual Expenses
                        assume that the owner elects the Enhanced Payment Benefit Option and the Annual Step-Up Death Benefit Rider Option. If only one optional benefit is elected, or if no optional benefit is elected, the total Separate Account annual expenses would be lower.

                      For information concerning compensation paid for the sale of the contract, see "Sales of the Contract" provision of this prospectus.



                      The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.



                       Annual Portfolio Expenses/1/              Minimum Maximum
                       ---------------------------------------------------------
                       Total Annual Portfolio Operating Expenses
                        (before fee waivers or reimbursements)    0.40%   3.03%
                       ---------------------------------------------------------


                    /1/ Expenses are shown as a percentage of Portfolio average daily net assets as of December 31, 2004. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.40% and 1.75%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.


EXAMPLES These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

                      The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

                         . invested $10,000 in the contract for the time
                           periods indicated;

                         . earned a 5% annual return on your investment;

                         . elected the Enhanced Payment Benefit Option and the
                           Annual Step-Up Death Benefit Rider Option; and

                         . surrendered your contract at the end of the stated
                           period.

                      Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


                                          1 Year    3 Years   5 Years  10 Years
                                         --------- --------- --------- ---------
             Costs Based on Maximum
               Annual Portfolio Expenses $1,033.17 $2,020.55 $2,919.32 $4,947.29


                      The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.


                                           1 Year   3 Years   5 Years  10 Years
                                           ------- --------- --------- ---------
               Costs Based on Maximum
                 Annual Portfolio Expenses $493.17 $1,480.55 $2,469.32 $4,947.29


                      Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

                         . Separate Account charges of 1.45% for the mortality
                           and expense risk charge as well as the
                           administrative expense charge (deducted daily at an effective annual rate of the assets in the Separate Account);

                         . an annual contract charge of $30 (assumed to be
                           equivalent to 0.1% of the Contract Value);

                         . a charge of 0.15% for the Enhanced Payment Benefit
                           Option (an annual rate as a percentage of your assets in the Separate Account); and

                         . a charge of 0.20% for the Annual Step-Up Death
                           Benefit Rider Option (an annual rate as a percentage of your Contract Value at the time the charge is taken).

                      If the Enhanced Payment Benefit Option and the Annual Step-Up Death Benefit Rider Option are not elected, the expense figures shown above would be lower.

Synopsis


                      What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision in this prospectus.



                      How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and the value of each unit on the date the payment is determined. See "The Contract" provision in this prospectus.


                      What is the Separate Account? The Separate Account is a segregated asset account established under New York insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision in this prospectus.

                      What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision in this prospectus.

                      What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

                      The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all markets. See the "Transfers" and "The Guarantee Account" provisions in this prospectus.

                      What charges are associated with this contract? If you elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for nine years, we will assess a surrender charge ranging from 0% to 8%, depending upon how many full years those payments have been in the contract. If you do not elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for seven years, we will assess a surrender charge ranging from 0% to 6%, depending upon how many full years those payments have been in the contract.

                      For all contracts, we do not assess a surrender charge on any amounts withdrawn that represent gain. You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision in this prospectus.


                      We assess charges in the aggregate at an effective annual rate of 1.45% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30%. There is also an additional charge of 0.15% against the daily net asset value of the Separate Account if the Enhanced Payment Benefit Option is elected at the time of application which would increase the total charges in the aggregate to an effective annual rate of 1.60% against the daily net asset value of the Separate Account. There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision in this prospectus.


                      If the state in which you reside assesses a premium tax to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions in this prospectus.

                      There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as 12b-1 fees or service share fees, if applicable. See the "Fee Tables" section in this prospectus. These expenses are more fully described in the prospectus for each Portfolio.


                      We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sales of the Contracts" provision in this prospectus.


                      We also offer other variable annuity contracts through the Separate Account which also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 313-5282.

                      How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The
                      Contract -- Purchase Payments" provision in this prospectus.

                      How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date if any Annuitant is still living. You may also decide to take income payments under one of the optional payment plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision in this prospectus.


                      What happens if I die before the Annuity Commencement Date? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See the "Death of Owner and/or Annuitant" provision in this prospectus.



                      May I transfer assets among Subaccounts and to and from the Guarantee Account? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income
                      Payments -- Transfers After the Annuity Commencement Date" and the "Guarantee Account" provisions in this prospectus.


                      May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

                      If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Federal Tax Matters" provision in this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision for more information.

                      Do I get a free look at this contract? Yes. You have the right to return the contract to us at our Service Center at the address listed on page 1 of this prospectus or to your registered representative, and have us cancel the contract within 10 days after its delivery (or longer if required by applicable law).

                      If you exercise this right, we will cancel your contract as of the date we receive your request and send you a refund computed as of that day.

                      If you elect the enhanced payment benefit your refund will equal one of the following amounts:

                        (i) if your Contract Value has increased or stayed the
                            same, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

                       (ii) if your Contract Value has decreased, your refund
                            will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract.

                      This means that we bear any losses attributable to the enhanced payment amounts during the free look period; we will take any gains associated with the enhanced payment amounts during the free look period. We do not assess a surrender charge on your contract refund. See the "Return Privilege" provision of this prospectus.

                      If you do not elect the enhanced payment benefit, we will cancel the contract as of the day we receive your request and send you a refund equal to your Contract Value (without reduction for any surrender charges) plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

                      When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. See the "The Contract -- Allocation of Purchase Payments" provision in this prospectus.


                      What are the Federal tax implications of my investment in the contract? Generally all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includible income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Federal Tax Matters" provision of this prospectus.

Condensed Financial Information

                      The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.


                      Please see Appendix B for this information.


Investment Results

                      At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to beneficial shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with annual contract charges and with or without surrender charges. Results calculated without surrender charges will be higher.

                      Total returns assume an initial investment of $1,000 and include the reinvestment of all distributions of the Portfolios, the Portfolios' charges and expenses (including any 12b-1 or service share fees), and the charges associated with the contract, including the mortality and expense risk charge, the administrative expense charge, the annual contract charge, and the charges for the Enhanced Payment Benefit Option and the Annual Step-Up Death Benefit Rider Option. Premium taxes are not reflected in any of the calculations, but may apply. See the Statement of Additional Information for more information.

Financial Statements

                      The financial statements for the Company and the financial statements of the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call 1-800-313-5282 or write to our Service Center at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

The Company

                      We are a stock life insurance company that was incorporated in New York on February 23, 1988. We principally offer annuity contracts and life insurance policies. We do business in the State of New York. Our Home Office is located at 622 Third Avenue, 33rd Floor, New York, New York 10017. Our Service Center is located at 6610 West Broad Street, Richmond, Virginia, 23230. We are obligated to pay all amounts promised under the contract.


                      Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation. Genworth Financial, Inc. directly owns GNA Corporation. Genworth Financial, Inc. is indirectly owned by General Electric Company. GE Asset Management is also indirectly owned by the General Electric Company. Therefore, the Company, Capital Brokerage Corporation and GE Asset Management Incorporated are affiliated companies.


                      We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

The Separate Account

                      We established the Separate Account as a separate investment account on April 1, 1996. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

                      Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

                      The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct.

                      We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.


                      If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.



THE PORTFOLIOS        There is a separate Subaccount which corresponds to each
                      Portfolio of a Fund offered in this contract. You decide the Subaccounts to which you allocate purchase payments.
                      There are limitations on the number of transfers that may be made in a calendar. See the "Transfers" provision for additional information.


                      Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

                      Before choosing a Subaccount to allocate your purchase payments and assets, carefully read the prospectus for each Portfolio, along with this prospectus. We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

                      The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.




SUBACCOUNTS           You may allocate purchase payments in up to 20
                      Subaccounts of the Portfolios listed below in addition to the Guarantee Account at any one time.



                                                                                          Adviser (and Sub-Adviser(s),
                  Subaccount Investing In                  Investment Objective                  as applicable)
                  ----------------------------------------------------------------------------------------------------
AIM VARIABLE      AIM V.I. Aggressive Growth      Seeks to achieve long-term growth of    A I M Advisors, Inc.
INSURANCE FUNDS   Fund -- Series I shares         capital.
                  ----------------------------------------------------------------------------------------------------
                  AIM V.I. Basic Value Fund --    Seeks to provide long-term growth of    A I M Advisors, Inc.
                  Series II shares                capital.
                  ----------------------------------------------------------------------------------------------------
                  AIM V.I. Blue Chip Fund --      Seeks to provide long-term growth of    A I M Advisors, Inc.
                  Series I shares                 capital.
                  ----------------------------------------------------------------------------------------------------
                  AIM V.I. Capital Appreciation   Seeks to provide growth of capital.     A I M Advisors, Inc.
                  Fund -- Series I shares
                  ----------------------------------------------------------------------------------------------------
                  AIM V.I. International Growth   Seeks to provide long-term growth of    A I M Advisors, Inc.
                  Fund -- Series II shares        capital.
                  ----------------------------------------------------------------------------------------------------
                  AIM V.I. Premier Equity Fund -- Seeks to achieve long-term growth of    A I M Advisors, Inc.
                  Series I shares                 capital. Income is a secondary
                                                  objective.
                  ----------------------------------------------------------------------------------------------------
                  AIM V.I. Real Estate Fund --    Seeks to achieve high total return.     A I M Advisors, Inc.
                  Series II shares                                                        (subadvised by INVESCO
                                                                                          Institutional (N.A.), Inc.)
                  ----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN AllianceBernstein Global        Seeks growth of capital. Current        Alliance Capital
VARIABLE PRODUCTS Technology Portfolio -- Class B income is incidental to the portfolio's Management, L.P.
SERIES FUND, INC. (formerly, AllianceBernstein    objective.
                  Technology Portfolio)
                  ----------------------------------------------------------------------------------------------------

                                                                                                     Adviser (and Sub-Adviser(s),
                        Subaccount Investing In                       Investment Objective                  as applicable)
                        ---------------------------------------------------------------------------------------------------------
                        AllianceBernstein Growth and        Seeks reasonable current income and      Alliance Capital
                        Income Portfolio -- Class B         reasonable opportunity for appreciation  Management, L.P.
                                                            through investments primarily in
                                                            dividend-paying common stocks of good
                                                            quality.
                        ---------------------------------------------------------------------------------------------------------
                        AllianceBernstein International     Seeks long-term growth of capital.       Alliance Capital
                        Value Portfolio -- Class B                                                   Management, L.P.
                        ---------------------------------------------------------------------------------------------------------
                        AllianceBernstein Large Cap         Seeks growth of capital by pursuing      Alliance Capital
                        Growth Portfolio -- Class B         aggressive investment policies.          Management, L.P.
                        (formerly, AllianceBernstein
                        Premier Growth Portfolio)
                        ---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY        VP Income & Growth Fund --          Seeks capital growth. Income is a        American Century Investment
VARIABLE PRODUCTS,      Class I                             secondary objective.                     Management, Inc.
INC.                    ---------------------------------------------------------------------------------------------------------
                        VP International Fund -- Class I    Seeks capital growth.                    American Century Investment
                                                                                                     Management, Inc.
                        ---------------------------------------------------------------------------------------------------------
                        VP Ultra(R) Fund -- Class I         Seeks long-term capital growth.          American Century Investment
                                                                                                     Management, Inc.
                        ---------------------------------------------------------------------------------------------------------
                        VP Value Fund -- Class I            Seeks long-term capital growth. Income   American Century Investment
                                                            is a secondary objective.                Management, Inc.
                        ---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY        VP Inflation Protection             Pursues long-term total return using a   American Century Investment
VARIABLE PORTFOLIOS II, Fund -- Class II                    strategy that seeks to protect against   Management, Inc.
INC.                                                        U.S. inflation.
                        ---------------------------------------------------------------------------------------------------------
DREYFUS                 Dreyfus Investment Portfolios       Seeks investment returns that are        The Dreyfus Corporation
                        MidCap Stock Portfolio -- Initial   greater than the total return
                        Shares                              performance of publicly traded common
                                                            stocks of medium-size domestic
                                                            companies in the aggregate as
                                                            represented by the Standard & Poor's
                                                            400 MidCap Index.
                        ---------------------------------------------------------------------------------------------------------
                        Dreyfus Variable Investment         Seeks as high a level of current income  The Dreyfus Corporation
                        Fund -- Money Market Portfolio      as is consistent with the preservation
                                                            of capital./1/
                        ---------------------------------------------------------------------------------------------------------
                        The Dreyfus Socially Responsible    Seeks capital growth, with current       The Dreyfus Corporation
                        Growth Fund, Inc. -- Initial Shares income as a secondary objective.
                        ---------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE    VT Floating-Rate Income Fund        Seeks high current income.               Eaton Vance Management
TRUST                   ---------------------------------------------------------------------------------------------------------
                        VT Worldwide Health Sciences        Seeks long-term capital growth by        OrbiMed Advisors, LLC
                        Fund                                investing in a worldwide and diversified
                                                            portfolio of health sciences companies.
                        ---------------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE      Evergreen VA Omega Fund --          Seeks long term capital growth.          Evergreen Investment
ANNUITY TRUST           Class 2                                                                      Management Company, LLC
                        ---------------------------------------------------------------------------------------------------------

                    /1/ An investment in the portfolio is not insured or
                        guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share it is possible to lose money by investing in this portfolio.

                                                                                                  Adviser (and Sub-Adviser(s),
                     Subaccount Investing In                      Investment Objective                   as applicable)
                     ---------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE  Federated High Income Bond        Seeks high current income by investing     Federated Investment
SERIES               Fund II -- Service Class          in lower-rated corporate debt obligations, Management Company commonly referred to as "junk bonds."
                     ---------------------------------------------------------------------------------------------------------
                     Federated Kaufmann Fund II --     Seeks capital appreciation.                Federated Investment
                     Service Shares                                                               Management Company of
                                                                                                  Pennsylvania (subadvised by
                                                                                                  Federated Global Investment
                                                                                                  Management Corp.)
                     ---------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Asset Manager/SM              Seeks to obtain high total return with     Fidelity Management &
INSURANCE PRODUCTS   /Portfolios --                    reduced risk over the long-term by         Research Company
FUND                 Service Class 2                   allocating its assets among stocks,        (subadvised by Fidelity
                                                       bonds, and short-term instruments.         Management & Research
                                                                                                  (U.K.) Inc., Fidelity
                                                                                                  Management & Research
                                                                                                  (Far East) Inc., Fidelity
                                                                                                  Investments Japan Limited,
                                                                                                  Fidelity Investments Money
                                                                                                  Management Inc. and FMR
                                                                                                  Co., Inc.)
                     ---------------------------------------------------------------------------------------------------------
                     VIP Contrafund(R) Portfolio --    Seeks long-term capital appreciation.      Fidelity Management &
                     Service Class 2                                                              Research Company
                                                                                                  (subadvised by Fidelity
                                                                                                  Management & Research
                                                                                                  (U.K.) Inc., Fidelity
                                                                                                  Management & Research
                                                                                                  (Far East) Inc., Fidelity
                                                                                                  Investments Japan Limited
                                                                                                  and FMR Co., Inc.)
                     ---------------------------------------------------------------------------------------------------------
                     VIP Dynamic Capital               Seeks capital appreciation.                Fidelity Management &
                     Appreciation Portfolio -- Service                                            Research Company
                     Class 2                                                                      (subadvised by Fidelity
                                                                                                  Management & Research
                                                                                                  (U.K.) Inc., Fidelity
                                                                                                  Management & Research
                                                                                                  (Far East) Inc., Fidelity
                                                                                                  Investments Japan Limited
                                                                                                  and FMR Co., Inc.)
                     ---------------------------------------------------------------------------------------------------------
                     VIP Equity-Income Portfolio --    Seeks reasonable income by investing       Fidelity Management &
                     Service Class 2                   primarily in income-producing equity       Research Company
                                                       securities. In choosing these securities,  (subadvised by FMR Co., the fund will also consider the potential  Inc.)
                                                       for capital appreciation. The fund's goal
                                                       is to achieve a yield which exceeds the
                                                       composite yield on the securities
                                                       comprising the Standard & Poor's
                                                       500/SM/ Index (S&P 500(R))
                     ---------------------------------------------------------------------------------------------------------
                     VIP Growth Portfolio --           Seeks to achieve capital appreciation.     Fidelity Management &
                     Service Class 2                                                              Research Company
                                                                                                  (subadvised by FMR Co.,
                                                                                                  Inc.)
                     ---------------------------------------------------------------------------------------------------------

                                                                                               Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                     Investment Objective                   as applicable)
                   --------------------------------------------------------------------------------------------------------
                   VIP Growth & Income               Seeks high total return through a         Fidelity Management &
                   Portfolio -- Service Class 2      combination of current income and         Research Company
                                                     capital appreciation.                     (subadvised by Fidelity
                                                                                               Management & Research
                                                                                               (U.K.) Inc., Fidelity
                                                                                               Management & Research
                                                                                               (Far East) Inc., Fidelity
                                                                                               Investments Japan Limited
                                                                                               and FMR Co., Inc.)
                   --------------------------------------------------------------------------------------------------------
                   VIP Mid Cap Portfolio --          Seeks long-term growth of capital.        Fidelity Management &
                   Service Class 2                                                             Research Company
                                                                                               (subadvised by Fidelity
                                                                                               Management & Research
                                                                                               (U.K.), Inc. and Fidelity
                                                                                               Management & Research Far
                                                                                               East Inc.)
                   --------------------------------------------------------------------------------------------------------
                   VIP Value Strategies Portfolio -- Seeks capital appreciation.               Fidelity Management &
                   Service Class 2                                                             Research Company
                                                                                               (subadvised by FMR
                                                                                               Co., Inc.)
                   --------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Franklin Income Securities        Seeks to maximize income while            Franklin Advisers, Inc.
VARIABLE INSURANCE Fund -- Class 2 Shares            maintaining prospects for capital
PRODUCTS TRUST                                       appreciation.
                   --------------------------------------------------------------------------------------------------------
                   Franklin Large Cap Growth         Seeks capital appreciation.               Franklin Advisers, Inc.
                   Securities Fund -- Class 2
                   Shares
                   --------------------------------------------------------------------------------------------------------
                   Mutual Shares Securities          Seeks capital appreciation. Income is a   Franklin Mutual Advisers,
                   Fund -- Class 2 Shares            secondary goal.                           LLC
                   --------------------------------------------------------------------------------------------------------
                   Templeton Foreign Securities      Seeks long-term capital growth.           Templeton Investment
                   Fund -- Class 2 Shares                                                      Counsel (subadvised by
                                                                                               Franklin Advisers, Inc.)
                   --------------------------------------------------------------------------------------------------------
                   Templeton Global Asset            Seeks high total return.                  Templeton Investment
                   Allocation Fund -- Class 2                                                  Counsel (subadvised by
                   Shares                                                                      Franklin Advisers, Inc.)
                   --------------------------------------------------------------------------------------------------------
GE INVESTMENTS     Income Fund                       Seeks maximum income consistent           GE Asset Management
FUNDS, INC.                                          with prudent investment management        Incorporated
                                                     and the preservation of capital.
                   --------------------------------------------------------------------------------------------------------
                   Mid-Cap Equity Fund (formerly,    Seeks long-term growth of capital and     GE Asset Management
                   Mid-Cap Value Equity Fund)        future income.                            Incorporated
                   --------------------------------------------------------------------------------------------------------
                   Money Market Fund                 Seeks a high level of current income      GE Asset Management
                                                     consistent with the preservation of       Incorporated
                                                     capital and the maintenance of liquidity.
                   --------------------------------------------------------------------------------------------------------
                   Premier Growth Equity Fund        Seeks long-term growth of capital and     GE Asset Management
                                                     future income rather than current         Incorporated
                                                     income.
                   --------------------------------------------------------------------------------------------------------
                   Real Estate Securities Fund       Seeks maximum total return through        GE Asset Management
                                                     current income and capital                Incorporated (subadvised by
                                                     appreciation.                             Seneca Capital
                                                                                               Management)
                   --------------------------------------------------------------------------------------------------------

                                                                                                 Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                      Investment Objective                    as applicable)
                   ----------------------------------------------------------------------------------------------------------
                   S&P 500(R) Index Fund/1/          Seeks growth of capital and                 GE Asset Management
                                                     accumulation of income that                 Incorporated (subadvised by
                                                     corresponds to the investment return of     SSgA Funds Management,
                                                     S&P's 500 Composite Stock Index.            Inc.)
                   ----------------------------------------------------------------------------------------------------------
                   Small-Cap Value Equity Fund       Seeks long-term growth of capital.          GE Asset Management
                                                                                                 Incorporated (subadvised by
                                                                                                 Palisade Capital
                                                                                                 Management, L.L.C.)
                   ----------------------------------------------------------------------------------------------------------
                   Total Return Fund                 Seeks the highest total return              GE Asset Management
                                                     composed of current income and              Incorporated
                                                     capital appreciation, as is consistent
                                                     with prudent investment risk.
                   ----------------------------------------------------------------------------------------------------------
                   U.S. Equity Fund                  Seeks long-term growth of capital.          GE Asset Management
                                                                                                 Incorporated
                   ----------------------------------------------------------------------------------------------------------
                   Value Equity Fund                 Seeks long-term growth of capital and       GE Asset Management
                                                     future income.                              Incorporated
                   ----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS      Goldman Sachs Mid Cap Value       Seeks long-term capital appreciation.       Goldman Sachs Asset
VARIABLE INSURANCE Fund                                                                          Management, L.P.
TRUST
                   ----------------------------------------------------------------------------------------------------------
GREENWICH STREET   Salomon Brothers Variable         Seeks capital appreciation.                 Salomon Brothers Asset
SERIES FUND        Aggressive Growth Fund --                                                     Management Inc
                   Class II
                   ----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES Balanced Portfolio -- Service     Seeks long-term capital growth              Janus Capital Management
                   Shares                            consistent with preservation of capital     LLC
                                                     and balanced by current income.
                   ----------------------------------------------------------------------------------------------------------
                   Forty Portfolio -- Service Shares Seeks long-term growth of capital.          Janus Capital Management
                   (formerly, Capital Appreciation                                               LLC
                   Portfolio)
                   ----------------------------------------------------------------------------------------------------------
J.P. MORGAN SERIES Bond Portfolio                    Seeks high total return consistent with     J.P. Morgan Investment
TRUST II                                             moderate risk of capital and                Management, Inc., a
                                                     maintenance of liquidity.                   subsidiary of J.P. Morgan
                                                                                                 Chase & Co.
                   ----------------------------------------------------------------------------------------------------------
                   International Equity Portfolio    Seeks to provide high total return from     J.P. Morgan Investment
                                                     a portfolio of equity securities of foreign Management, Inc., a
                                                     companies.                                  subsidiary of J.P. Morgan
                                                                                                 Chase & Co.
                   ----------------------------------------------------------------------------------------------------------
                   Mid Cap Value Portfolio           Seeks growth from capital appreciation.     J.P. Morgan Investment
                                                                                                 Management, Inc., a
                                                                                                 subsidiary of J.P. Morgan
                                                                                                 Chase & Co.
                   ----------------------------------------------------------------------------------------------------------

                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                                                                                               Adviser (and Sub-Adviser(s),
                     Subaccount Investing In                    Investment Objective                  as applicable)
                     -------------------------------------------------------------------------------------------------------
                     Small Company Portfolio            Seeks to provide high total return    J.P. Morgan Investment
                                                        from a portfolio of small company     Management, Inc., a subsidiary
                                                        stocks.                               of J.P. Morgan Chase & Co.
                     -------------------------------------------------------------------------------------------------------
                     U.S. Large Cap Core Equity         Seeks to provide high total return    J.P. Morgan Investment
                     Portfolio                          from a portfolio of selected equity   Management, Inc., a subsidiary
                                                        securities.                           of J.P. Morgan Chase & Co.
                     -------------------------------------------------------------------------------------------------------
MERRILL LYNCH        Merrill Lynch Basic Value V.I.     Seeks capital appreciation, and       Merrill Lynch Investment
VARIABLE SERIES      Fund -- Class III Shares           secondarily, income.                  Managers, L.P.
FUNDS, INC.          -------------------------------------------------------------------------------------------------------
                     Merrill Lynch Global Allocation    Seeks high total investment return.   Merrill Lynch Investment
                     V.I. Fund -- Class III Shares                                            Managers, L.P.
                     -------------------------------------------------------------------------------------------------------
                     Merrill Lynch Large Cap Growth     Seeks long-term capital growth.       Merrill Lynch Investment
                     V.I. Fund -- Class III Shares                                            Managers, L.P.
                     -------------------------------------------------------------------------------------------------------
                     Merrill Lynch Value Opportunities  Seeks long-term growth of capital.    Merrill Lynch Investment
                     V.I. Fund -- Class III Shares                                            Managers, L.P.
                     (formerly, Merrill Lynch Small
                     Cap Value V.I. Fund)
                     -------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE      MFS(R) Investors Growth Stock      Seeks long-term growth of capital and Massachusetts Financial
INSURANCE TRUST      Series -- Service Class Shares     future income rather than current     Services Company
                                                        income.
                     -------------------------------------------------------------------------------------------------------
                     MFS(R) Investors Trust Series --   Seeks long-term growth of capital     Massachusetts Financial
                     Service Class Shares               and secondarily reasonable current    Services Company
                                                        income.
                     -------------------------------------------------------------------------------------------------------
                     MFS(R) New Discovery Series --     Seeks capital appreciation.           Massachusetts Financial
                     Service Class Shares                                                     Services Company
                     -------------------------------------------------------------------------------------------------------
                     MFS(R) Strategic Income            Seeks high current income.            Massachusetts Financial
                     Series -- Service Class Shares     Significant capital appreciation is a Services Company
                                                        secondary objective.
                     -------------------------------------------------------------------------------------------------------
                     MFS(R) Total Return Series --      Seeks above average income.           Massachusetts Financial
                     Service Class Shares               Reasonable opportunity for growth     Services Company
                                                        of capital and income is a
                                                        secondary objective.
                     -------------------------------------------------------------------------------------------------------
                     MFS(R) Utilities Series -- Service Seeks capital growth and current      Massachusetts Financial
                     Class Shares                       income.                               Services Company
                     -------------------------------------------------------------------------------------------------------
NATIONS SEPARATE     Nations Marsico Growth Portfolio   Seeks long-term growth of capital.    Banc of America Capital
ACCOUNT TRUST                                                                                 Management, LLC (subadvised
                                                                                              by Marsico Capital)
                     -------------------------------------------------------------------------------------------------------
                     Nations Marsico International      Seeks long-term growth of capital.    Banc of America Capital
                     Opportunities Portfolio                                                  Management, LLC (subadvised
                                                                                              by Marsico Capital)
                     -------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE Oppenheimer Aggressive Growth      Seeks capital appreciation by         OppenheimerFunds, Inc.
ACCOUNT FUNDS        Fund VA -- Service Shares          investing in "growth type" companies.
                     -------------------------------------------------------------------------------------------------------
                     Oppenheimer Balanced Fund/         Seeks a high total investment         OppenheimerFunds, Inc.
                     VA -- Service Shares               return, which includes current
                                                        income and capital appreciation in
                                                        the value of its shares.
                     -------------------------------------------------------------------------------------------------------
                     Oppenheimer Capital                Seeks capital appreciation by         OppenheimerFunds, Inc.
                     Appreciation Fund/VA -- Service    investing in securities of well-known
                     Shares                             established companies.
                     -------------------------------------------------------------------------------------------------------

                                                                                             Adviser (and Sub-Adviser(s),
                  Subaccount Investing In                     Investment Objective                  as applicable)
                  --------------------------------------------------------------------------------------------------------
                  Oppenheimer Global Securities     Seeks long-term capital appreciation     OppenheimerFunds, Inc.
                  Fund/VA -- Service Shares         by investing a substantial portion of
                                                    its assets in securities of foreign
                                                    issuers, "growth-type" companies,
                                                    cyclical industries and special
                                                    situations that are considered to
                                                    have appreciation possibilities.
                  --------------------------------------------------------------------------------------------------------
                  Oppenheimer Main Street Fund/     Seeks high total return (which           OppenheimerFunds, Inc.
                  VA -- Service Shares              includes growth in the value of its
                                                    shares as well as current income)
                                                    from equity and debt securities.
                  --------------------------------------------------------------------------------------------------------
                  Oppenheimer Main Street Small     Seeks capital appreciation.              OppenheimerFunds, Inc.
                  Cap Fund/VA -- Service Shares
                  --------------------------------------------------------------------------------------------------------
PIMCO VARIABLE    All Asset Portfolio -- Advisor    Seeks maximum real return                Pacific Investment Management
INSURANCE TRUST   Class Shares                      consistent with preservation of real     Company LLC
                                                    capital and prudent investment
                                                    management.
                  --------------------------------------------------------------------------------------------------------
                  High Yield Portfolio --           Seeks maximum total return,              Pacific Investment Management
                  Administrative Class Shares       consistent with preservation of          Company LLC
                                                    capital and prudent investment
                                                    management. Invests at least 80%
                                                    of its assets in a diversified portfolio
                                                    of high yield securities ("junk
                                                    bonds") rated below investment
                                                    grade but rated at least Caa by
                                                    Moody's or CCC by S&P, or, if
                                                    unrated, determined by PIMCO to be
                                                    of comparable quality, subject to a
                                                    maximum of 5% of total assets in
                                                    securities rated Caa by Moody's or
                                                    CCC by S&P, or, if unrated,
                                                    determined by PIMCO to be of
                                                    comparable quality.
                  --------------------------------------------------------------------------------------------------------
                  Long-Term U.S. Government         Seeks to maximize total return,          Pacific Investment Management
                  Portfolio -- Administrative Class consistent with preservation of          Company LLC
                  Shares                            capital and prudent investment
                                                    management.
                  --------------------------------------------------------------------------------------------------------
                  Low Duration Portfolio --         Seeks maximum total return,              Pacific Investment Management
                  Administrative Class Shares       consistent with preservation of          Company
                                                    capital and prudent investment
                                                    management.
                  --------------------------------------------------------------------------------------------------------
                  Total Return Portfolio  --        Seeks to maximize total return,          Pacific Investment Management
                  Administrative Class Shares       consistent with preservation of          Company LLC
                                                    capital and prudent investment
                                                    management.
                  --------------------------------------------------------------------------------------------------------
THE PRUDENTIAL    Jennison Portfolio -- Class II    Seeks long-term growth of capital.       Prudential Investments LLC
SERIES FUND, INC.                                                                            (subadvised by Jennison
                                                                                             Associates LLC)
                  --------------------------------------------------------------------------------------------------------
                  Jennison 20/20 Focus              Seeks long-term growth of capital.       Prudential Investments LLC
                  Portfolio -- Class II                                                      (subadvised by Jennison
                                                                                             Associates LLC)
                  --------------------------------------------------------------------------------------------------------

                                                                                       Adviser (and Sub-Adviser(s),
                 Subaccount Investing In                 Investment Objective                 as applicable)
                 --------------------------------------------------------------------------------------------------
                 Natural Resources Portfolio --  Seeks long-term growth of capital.    Prudential Investments LLC
                 Class II                                                              (subadvised by Jennison
                                                                                       Associates LLC)
                 --------------------------------------------------------------------------------------------------
RYDEX VARIABLE   OTC Fund/1/                     Seeks to provide investment results   Rydex Investments
TRUST                                            that correspond to a benchmark for
                                                 over-the-counter securities. The
                                                 fund's current benchmark is the
                                                 NASDAQ 100 Index(TM). The NASDAQ
                                                 100 Index(TM) contains the 100
                                                 largest non-financial, non-utilities
                                                 stocks in the NASDAQ composite.
                 --------------------------------------------------------------------------------------------------
SALOMON BROTHERS Salomon Brothers Variable All   Seeks capital appreciation through    Salomon Brothers Asset
VARIABLE SERIES  Cap Fund -- Class II            investment in securities which the    Management Inc
FUNDS INC                                        managers believe have above-
                                                 average capital appreciation
                                                 potential.
                 --------------------------------------------------------------------------------------------------
                 Salomon Brothers Variable Total Seeks to obtain above-average         Salomon Brothers Asset
                 Return Fund -- Class II         income (compared to a portfolio       Management Inc
                                                 invested in entirely securities). The
                                                 fund's secondary objective is to
                                                 take advantage of opportunities to
                                                 achieve growth of capital and
                                                 income.
                 --------------------------------------------------------------------------------------------------
SCUDDER VARIABLE Scudder Technology Growth       Seeks growth of capital.              Deutsche Asset Management
SERIES II        Portfolio -- Class B Shares
                 --------------------------------------------------------------------------------------------------
                 SVS Dreman High Return Equity   Seeks to achieve a high rate of total Deutsche Asset Management
                 Portfolio -- Class B Shares     return.                               (subadvised by Dreman Value
                                                                                       Management L.L.C.)
                 --------------------------------------------------------------------------------------------------
                 SVS Dreman Small Cap Value      Seeks long-term capital               Deutsche Asset Management
                 Portfolio -- Class B Shares     appreciation.                         (subadvised by Dreman Value
                                                                                       Management L.L.C.)
                 --------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE  Comstock Portfolio -- Class II  Seeks capital growth and income.      Van Kampen Asset
INVESTMENT TRUST Shares                                                                Management Inc.
                 --------------------------------------------------------------------------------------------------
                 Emerging Growth Portfolio --    Seeks capital appreciation.           Van Kampen Asset
                 Class II Shares                                                       Management Inc.
                 --------------------------------------------------------------------------------------------------



                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.


                      The following Portfolio is not available for new purchase payments or transfers on or after November 15, 2004:



                                                                                     Adviser (and Sub-Adviser(s),
                   Subaccount                            Investment Objective               as applicable)
                   ----------------------------------------------------------------------------------------------
JANUS ASPEN SERIES International Growth Portfolio Seeks long-term growth of capital. Janus Capital Management LLC
                   ----------------------------------------------------------------------------------------------


                      Not all of these Portfolios may be available in all markets.

                      We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds, partial withdrawals, to make income payments, or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

                      Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

                      When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

                      Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.



                      We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate, in the judgment of our management, for the purposes of the contract. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

                      We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.




                      There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:



                         1) the investment objective of the Portfolio;

                         2) the Portfolio's performance history;



                         3) the Portfolio's holdings and strategies it uses to
                            try and meet its objectives; and



                         4) the Portfolio's servicing agreement.



                      The investment objective is critical because we want to have an array of Portfolios with diverse objectives so that an investor may diversify his or her investment holdings from a conservative to an aggressive investment portfolio depending on the advice of his or her investment adviser and risk assessment. When selecting a Portfolio for our products, we also want to make sure that the Portfolio has a strong performance history in comparison with its peers and that its holdings and strategies are consistent with its objectives. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the underlying Portfolios.



                      We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee for administrative and other services we provide relating to the Portfolios. Such administrative services we provide include, but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; mailing proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios. The fees are based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided. The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from GE Life & Annuity Separate Account 4 during 2004 ranged from 0.10% to 0.35%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor.



                      In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage

                      Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.



                      In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., Evergreen Variable Annuity Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Greenwich Street Series Fund, Janus Aspen Series, Merrill Lynch Variable Series Funds, Inc., MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Salomon Brothers Variable Series Funds Inc, Scudder Variable Series II and Van Kampen Life Investment Trust. See the "Fee Tables -- Total Annual Portfolio Operating Expenses" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio.



VOTING RIGHTS         As required by law, we will vote the shares of the
                      Portfolios held in the Separate Account at special shareholder meetings based on instructions from you.
                      However, if the law changes and we are permitted to vote in our own right, we may elect to do so.



                      Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.



                      We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.



                      We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

The Guarantee Account

                      Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

                      Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all markets.

                      Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision in this prospectus.

                      Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

                      We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.


                      We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period ("30 day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision in this prospectus for more information. During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.



                      To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Service Center at the address listed on page 1 of this prospectus to determine the interest rate guarantee periods currently being offered.

Charges and Other Deductions


                      We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and cost of contract benefits through fees and charges imposed under the contracts. See the "Sales of the Contracts" provision in this prospectus for more information.


                      All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge, the administrative expense charge, and the Enhanced Payment Benefit Option, if elected.

                      We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

                         . processing applications for and issuing the
                           contracts;

                         . maintaining records;


                         . administering income payments;


                         . furnishing accounting and valuation services
                           (including the calculation and monitoring of daily Subaccount values);

                         . reconciling and depositing cash receipts;

                         . providing contract confirmations and periodic
                           statements;

                         . providing toll-free inquiry services; and

                         . furnishing telephone and internet transaction
                           services.

                      The risks we assume include:

                         . the risk that the death benefit will be greater than
                           the Surrender Value;

                         . the risk that the actual life-span of persons
                           receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

                         . the risk that more owners than expected will qualify
                           for waivers of the surrender charges;

                         . the risk that the bonus paid, if the Enhanced
                           Payment Benefit Option is elected, will be greater than the revenues from the contract charges (which cannot be changed by us); and

                         . the risk that our costs in providing the services
                           will exceed our revenues from contract charges (which cannot be changed by us).

                      The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION
EXPENSES

SURRENDER CHARGE      We assess a surrender charge on partial withdrawals and
                      surrenders of purchase payments, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

                      We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis.

                      The surrender charge, if you elect the Enhanced Payment Benefit Option, is as follows:

         Number of Full and Partially    Surrender Charge as a Percentage
       Completed Years Since We Received of the Surrendered or Withdrawn
             the Purchase Payment                Purchase Payment
       ------------------------------------------------------------------
                       1                                8%
                       2                                8%
                       3                                7%
                       4                                7%
                       5                                6%
                       6                                5%
                       7                                4%
                       8                                2%
                   9 or more                            0%
       ------------------------------------------------------------------

                      The surrender charge, if you do not elect the Enhanced Payment Benefit Option, is as follows:


         Number of Full and Partially    Surrender Charge as a Percentage
       Completed Years Since We Received of the Surrendered or Withdrawn
             the Purchase Payment                Purchase Payment
       ------------------------------------------------------------------
                       1                                6%
                       2                                6%
                       3                                6%
                       4                                6%
                       5                                5%
                       6                                4%
                   7 or more                            0%
       ------------------------------------------------------------------


                      We do not assess the surrender charge:



                         . on amounts of Contract Value representing gain (as
                           defined below);


                         . on free withdrawal amounts (as defined below);


                         . on surrenders or partial withdrawals taken under
                           Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or


                         . if a waiver of surrender charge provision applies.

                      You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as:
                      (a) plus (b) minus (c) minus (d), but not less than zero where:

                        (a) is the Contract Value on the Valuation Day we
                            receive your partial withdrawal or surrender request;

                        (b) is the total of any withdrawals including surrender
                            charges previously taken;

                        (c) is the total of purchase payments made; and

                        (d) is the total of any gain previously withdrawn.

                      In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

                      Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision.



DEDUCTIONS FROM       We deduct from the Separate Account an amount, computed
THE SEPARATE          daily, equal to an annual rate of 1.45% of the daily net
ACCOUNT               assets of the Separate Account. The charge consists of an
                      administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from the Separate Account are reflected in your Contract Value.


                      If you elect the Enhanced Payment Benefit Option, we deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.60% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%, as well as a charge at an effective annual rate of 0.15% for the Enhanced Payment Benefit Option.


OTHER CHARGES


ANNUAL CONTRACT       We will deduct an annual contract charge of $30 from your
CHARGE                Contract Value to compensate us for certain
                      administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.


                      We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.


CHARGE FOR            We charge for the Enhanced Payment Benefit Option. We
ENHANCED PAYMENT      deduct the charge for the Enhanced Payment Benefit Option
BENEFIT OPTION        at an effective annual rate of 0.15% of your daily net
                      asset value in the Separate Account. We will allocate the charge for the Enhanced Payment Benefit Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate
                      Account at the time we take the charge.

CHARGE FOR THE        We charge you for expenses related to the Annual Step-Up
ANNUAL STEP-UP        Death Benefit Rider Option. We deduct this charge against
DEATH BENEFIT         your assets in the Separate Account at each contract
RIDER OPTION          anniversary and at surrender to compensate us for the
                      increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the
                      Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate
                      Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual
                      Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

DEDUCTIONS FOR        We will deduct charges for any premium tax or other tax
PREMIUM TAXES         levied by any governmental entity from purchase payments
                      or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

                      The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

OTHER CHARGES AND     Each Portfolio incurs certain fees and expenses. To pay
DEDUCTIONS            for these expenses, the Portfolio makes deductions from
                      its assets. The deductions are described more fully in each Portfolio's prospectus.

                      In addition, we reserve the right to impose a charge of up to $10 per transfer. This charge is at our cost with no profit to us.

The Contract

                      The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits). We will include any differences in your contract.


PURCHASE OF           If you wish to purchase a contract, you must apply for it
THE CONTRACT          through an authorized sales representative. The sales
                      representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. See the "Sales of the Contracts" provision in this prospectus.


                      If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Service Center.


                      To apply for a contract, you must be of legal age in the State of New York and if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age.


                      This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

                      Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.


OWNERSHIP             As owner, you have all rights under the contract, subject
                      to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other except for ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.




                      Before the Annuity Commencement Date, you may change:

                         . your Annuity Commencement Date to any date at least
                           ten years after your last purchase payment;

                         . your Optional Payment Plan;


                         . the allocation of your investments among the
                           Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "transfers" provision); and



                         . the owner, joint owner, primary beneficiary, and
                           contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to the Service Center, if you reserved this right, and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue.

                           In addition, you may change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.


                      We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

ASSIGNMENT            An owner of a Non-Qualified Contract may assign some or
                      all of his or her rights under the contract. However, an assignment may terminate certain death benefits provided by rider option. An assignment must occur before the Annuity Commencement Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Service Center, the assignment will become effective as of the date the written request was signed.

                      Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

                      We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Service Center receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.


                      Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.


                      Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

PURCHASE              You may make purchase payments at any frequency and in
PAYMENTS              the amount you select, subject to certain limitations.
                      You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000. If any Annuitant is age
                      80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner
                      (or joint owner, if applicable), whichever comes first.
                      We reserve the right to refuse to
                      accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.


                      The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts.


VALUATION DAY         We will value Accumulation and Annuity Units once daily
AND VALUATION         as of the close of regular trading (currently 4:00 p.m.
PERIOD                Eastern Time) for each day the New York Stock Exchange is
                      open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.


ALLOCATION OF         We place purchase payments into the Subaccounts, each of
PURCHASE              which invests in shares of a corresponding Portfolio
PAYMENTS              and/or the Guarantee Account, according to your
                      instructions. You may allocate purchase payments to up to 20 Subaccounts plus the Guarantee Account at any one time. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100.
                      The Guarantee Account may not be available in all markets. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New
                      York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation.


                      Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Service Center. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

                      You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change.

OPTIONAL              For contracts issued with Annuitant(s) age 80 or younger,
ENHANCED              if you elect the Optional Enhanced Payment Benefit, we
PAYMENT               will add a percentage of each purchase payment you make
BENEFIT               to your Contract Value. Currently, this amount is 4%, but
                      it may vary with each purchase payment and could be zero.
                      We will tell you the amount of the enhanced payment benefit at the time you make your purchase payment. You only can elect this benefit when you apply for your contract. We fund the enhanced payment amount from the assets in our General Account.



                      We will apply the enhanced payment amount when we apply your purchase payment to your Contract Value, and will allocate the enhanced payment amount on a pro-rata basis to the investment options you select.



                      There are important things you should consider before you elect the enhanced payment benefit. These include:



                         . Over time and under certain circumstances (such as
                           an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings.



                         . Once you elect the enhanced payment benefit, you
                           cannot cancel it. The benefit remains in effect until you surrender or annuitize your contract.



                         . We may lower the enhanced payment amount, and we may
                           determine to credit zero percent of each purchase payment you make under your contract. Regardless of the enhanced payment amount, we will continue to charge for the benefit. This means you could be charged for the benefit even though you receive no further enhanced payment amounts.



                         . We will recapture the enhanced payment amount if you
                           surrender your contract during the free look period.



                         . Please take advantage of the guidance of a qualified
                           financial advisor in evaluating the enhanced payment benefit, as well as the other aspects of the contract.



                         . We may profit from the enhanced payment benefit
                           charge.



VALUATION OF          Partial withdrawals, surrenders and/or payment of the
ACCUMULATION          death benefit all result in the cancellation of an
UNITS                 appropriate number of Accumulation Units. We cancel
                      Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. We value

                      Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.


                      The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

                      The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

Transfers



TRANSFERS BEFORE      All owners may transfer all or a portion of their assets
THE ANNUITY           between and among the Subaccounts of the Separate Account
COMMENCEMENT          and the Guarantee Account on any Valuation Day prior to
DATE                  the Annuity Commencement Date, subject to certain
                      conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee
                      Account as of the end of the Valuation Period that we receive the transfer request in good order at our Service
                      Center. There may be limitations placed on multiple transfer requests made at different times during the same
                      Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting
                      Payments" provision in this prospectus.



TRANSFERS FROM        We may limit and/or restrict transfers from the Guarantee
THE GUARANTEE         Account to the Subaccounts. The Guarantee Account may not
ACCOUNT TO THE        be available in all markets. For any allocation from the
SUBACCOUNTS           Guarantee Account to the Subaccounts, the limited amount
                      will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost
                      Averaging program (see the "Dollar Cost Averaging
                      Program" provision) you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.



TRANSFERS FROM        We may restrict certain transfers from the Subaccounts to
THE SUBACCOUNTS       the Guarantee Account. The Guarantee Account may not be
TO THE GUARANTEE      available in all markets. For contracts issued on of
ACCOUNT               after the later of September 2, 2003, or the date on
                      which New York state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by New York state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG       All owners may submit 12 Subaccount transfers each
THE SUBACCOUNTS       calendar year by voice response, Internet, telephone,
                      facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances.
                      Once we receive your mailed transfer request, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e.
                      you may not call or electronically cancel a transfer request sent by U.S. Mail or overnight delivery service.
                      If you wish to change a transfer request sent by U.S.
                      Mail, such change must also be sent in writing by U.S.
                      Mail or overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Service Center.



                      Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the 12th transfer made in a calendar year. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.



                      We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).



                      In addition, we may not honor transfers made by third parties. See the "Transfer by Third Parties" provision of this prospectus.



                      If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.



                      When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

                      These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:



                        (1) a Dollar Cost Averaging program;



                        (2) a Portfolio Rebalancing program;



                        (3) the terms of an approved Fund substitution or Fund
                            liquidation; or



                        (4) a Portfolio's refusal to allow the purchase of
                            shares, either on behalf of an individual owner or on the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.





                      Sometimes, we will not honor transfer requests. We will not honor a transfer request if:



                        (1) any Subaccount that would be affected by the
                            transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or



                        (2) the transfer would adversely affect Unit Values.



                      The affected Portfolio(s) determine whether items (1) or
                      (2) above apply.



                      We will treat all owners equally with respect to transfer requests.





TELEPHONE/            All owners may make their first 12 transfers in any
INTERNET              calendar year among the Subaccounts or between the
TRANSACTIONS          Subaccounts and the Guarantee Account by calling or
                      electronically contacting us, provided we receive written authorization at our Service Center, to execute such transactions prior to such request. Transactions that can be conducted over the telephone and Internet include, but are not limited to:


                        (1) the first 12 transfers of assets among the
                            Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

                        (2) Dollar Cost Averaging; and

                        (3) Portfolio Rebalancing.

                      We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:



                        (1) requiring you or a third party to provide some form
                            of personal identification before we act on the telephone/Internet instructions;



                        (2) confirming the telephone/Internet transaction in
                            writing to you or a third party you authorized;
                            and/or


                        (3) tape recording telephone instructions or retaining
                            a record of your electronic request.


                      We reserve the right to limit or prohibit telephone and Internet transactions.



                      We will delay making a payment or processing a transfer request if:


                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF       We will not be liable for following instructions that we
TRANSACTIONS          reasonably determine to be genuine. We will send you a
                      confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.


SPECIAL NOTE ON       Please note that the Internet or our telephone system may
RELIABILITY           not always be available. Any computer system or telephone
                      system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Service Center.

TRANSFERS BY          As a general rule and as a convenience to you, we allow
THIRD PARTIES         you to give third parties the right to conduct transfers
                      on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.


                      We have instituted procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.



                      Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:



                        (1) transfers made on behalf of many owners by one
                            third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;



                        (2) when we have not received adequate authorization
                            from the owner allowing a third party to make transfers on his or her behalf; and



                        (3) when we believe, under all facts and circumstances
                            received, that the owner or his or her authorized agent is not making the transfer.



                      We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:



                        (1) documentation signed by the owner or a court
                            authorizing a third party to act on the owner's behalf;



                        (2) passwords and encrypted information;



                        (3) additional owner verification when appropriate; and



                        (4) recorded conversations.


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





                      We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.



SPECIAL NOTE ON       The Separate Account does not accommodate frequent
FREQUENT              transfers of Contract Value among Subaccounts. When
TRANSFERS             owners or someone on their behalf submit requests to
                      transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.



                      Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as Annuitants and beneficiaries) may be harmed.



                      The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described above in "Transfers Among The Subaccounts." This policy requires contract owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (so-called "time-zone" arbitrage in particular) that rely on "same-day" processing of transfer requests.



                      There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfer requests may not be restrictive enough to deter owners seeking to engage in abusive market timing strategies.



                      We may revise our frequent Subaccount transfer policy and related procedures, in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.



                      There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners, however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.



                      As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the contractual obligation nor the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.



                      Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us and we will credit the amount to the contract owner as of the Valuation Day of our receipt of that amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.





                      We apply our policies and procedures without exception, waiver, or special arrangement.


DOLLAR COST           The Dollar Cost Averaging program permits you to
AVERAGING             systematically transfer on a monthly or quarterly basis a
PROGRAM               set dollar amount from the Subaccount investing in the GE
                      Investments Funds, Inc. -- Money Market Fund, the Dreyfus
                      Variable Investment Fund -- Money Market Portfolio and/or the Guarantee Account to any combination of other
                      Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase
                      Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

                      You may participate in the Dollar Cost Averaging program:

                        (1) by electing it on your application;

                        (2) by contacting an authorized sales representative; or

                        (3) by calling us at (800) 313-5282.

                      To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period with each transfer.

                      The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

                         . on the business day we receive your request to
                           discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

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




                         . when the assets in the Subaccount investing in the
                           GE Investments Fund, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period from which transfers are being made are depleted.


                      If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. The Guarantee Account may not be available in all markets. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.



                      We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.



                      There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year via the Internet, telephone, or facsimile.


                      We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals at the same time.

                      Owners considering participating in a Dollar Cost Averaging program should call (800) 313-5282 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

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





PORTFOLIO             Once your purchase payment has been allocated among the
REBALANCING           Subaccounts, the performance of each Subaccount may cause
PROGRAM               your allocation to shift. You may instruct us to
                      automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by completing the Portfolio Rebalancing agreement.



                      Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Service Center. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year via the Internet, telephone or facsimile. We reserve the right to discontinue or modify the Portfolio Rebalancing Program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not assure a profit or protect against a loss.


GUARANTEE             You may instruct us to transfer interest earned on your
ACCOUNT               assets in the Guarantee Account (if available) to the
INTEREST SWEEP        Subaccounts to which you are allocating purchase
PROGRAM               payments, in accordance with your allocation instructions
                      in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

                      The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

                      You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

                      We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision in this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

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




                      You may cancel your participation in the interest sweep program at any time by writing or calling our Service Center at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

Surrenders and Partial Withdrawals

SURRENDERS AND        We will allow you to surrender your contract or to
PARTIAL               withdraw a portion of your Contract Value at any time
WITHDRAWALS           before the Annuity Commencement Date upon your written
                      request, subject to the conditions discussed below.

                      We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

                      The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

                        (1) the Contract Value (after deduction of any charge
                            for the optional rider(s) and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

                        (2) any applicable surrender charge; less

                        (3) any applicable premium tax.

                      We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the contract, based on your instructions.


                      If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Service Center, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.



                      We will delay making a payment if:


                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

                      For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the "Guarantee Account" provision in this prospectus).


                      Please remember that partial withdrawals will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision in this prospectus.


                      Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Federal Tax Matters" provision in this prospectus.

SYSTEMATIC            The Systematic Withdrawal program allows you to take
WITHDRAWAL            Systematic Withdrawals of a specified dollar amount (in
PROGRAM               equal installments of at least $100) on a monthly,
                      quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must complete our Systematic Withdrawal form. You can obtain the form from an authorized sales representative or our Service Center.


                      Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

                      After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

                         . you may request only one such change in a calendar
                           quarter; and

                         . if you did not elect the maximum amount you could
                           withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

                      A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Service Center or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision in this prospectus.

                      Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.


                      Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free under the free withdrawal privilege. See the "Surrender Charge" provision in this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.



                      Systematic Withdrawals will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision in this prospectus.

                      For contracts issued on or after September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, taking Systematic Withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See the "Guarantee Account" provision in this prospectus.


                      There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

Death of Owner and/or Annuitant



DISTRIBUTION          In certain circumstances, Federal tax law requires that
PROVISIONS UPON       distributions be made under this contract. Except as
DEATH OF OWNER        described below in the "Distribution Rules" provision, a
OR JOINT OWNER        distribution is required at the first death of:

                        (1) an owner or joint owner; or

                        (2) the Annuitant or joint Annuitant, if any owner or
                            joint owner is a non-natural entity.

                      The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are also described in the provision below.

                      If any owner or joint owner dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day as of which we have receipt of request for surrender or choice of applicable payment options, due proof of death and any required forms at our Service Center.

DEATH BENEFIT         If any Annuitant dies before income payments begin,
AT DEATH OF           regardless of whether the Annuitant is also an owner or
ANY ANNUITANT         joint owner, the amount of proceeds payable is the death
BEFORE ANNUITY        benefit. Upon receipt of due proof of an Annuitant's
COMMENCEMENT          death and all required forms (generally, due proof of
DATE                  death is a certified copy of the death certificate or a
                      certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

                      The death benefit choices we offer are:

                        (1) the Basic Death Benefit; and

                        (2) the Annual Step-Up Death Benefit Rider Option.

                      We automatically provide the Basic Death Benefit to you. The Annual Step-Up Death Benefit Rider Option is available to you for an additional charge and must be elected at the time of application.

                      The death benefit varies based on:

                        (1) the Annuitant's age on the date the contract is
                            issued;

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




                        (2) the Annuitant's age on the date of his or her death;

                        (3) the number of contract years that elapse from the
                            date the contract is issued until the date of the Annuitant's death; and

                        (4) whether any premium taxes are due at the time the
                            death benefit is paid.

                      The Basic Death Benefit available for all contracts issued is equal to the greater of:

                        (a) purchase payments adjusted for any partial
                            withdrawals and any applicable premium tax, calculated as of the Valuation Day we receive due proof of death and all required forms; and

                        (b) the Contract Value on the Valuation Day we receive
                            due proof of death and all required forms.


                      Partial withdrawals reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduces your Contract Value.


                      Please see Appendix A for an example of the Basic Death Benefit calculation.

ANNUAL STEP-UP        The Annual Step-Up Death Benefit Rider adds an extra
DEATH BENEFIT         feature to the Basic Death Benefit. Under the Annual
RIDER OPTION          Step-Up Death Benefit Rider, the amount of death benefit
                      proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Service
                      Center will be the greater of:

                         . the Basic Death Benefit; and

                         . the Annual Step-Up Death Benefit Rider Option
                           described below.

                      The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age 80 or younger on the date the contract is issued:

                      The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day which we receive due proof of death and all required forms at our Service Center. At each reset date, the Annual Step-Up Death Benefit equals the greater of
                      (a) and (b) where:

                        (a) is the Contract Value; and

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




                        (b) is the Annual Step-Up Death Benefit on the last
                            reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium taxes paid since the last reset date.


                      Partial withdrawals reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium tax assessed) reduces the Contract Value.


                      The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

                      The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation Day which we receive due proof of death and all required forms at our Service Center. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

                        (a) is the Contract Value; and

                        (b) is the Annual Step-Up Death Benefit on the last
                            reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium taxes paid since the last reset date.


                      Partial withdrawals reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any applicable premium tax assessed) reduces the Contract Value.


                      You may only elect the Annual Step-Up Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until annuity payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

                      The Annual Step-Up Death Benefit Rider Option may not be available in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

                      Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

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TERMINATION OF        The Annual Step-Up Death Benefit Rider Option will
DEATH BENEFIT         terminate in the event that you assign or sell this
RIDER OPTION          contract, unless your contract is assigned or sold
WHEN CONTRACT         pursuant to a court order.
ASSIGNED OR SOLD

HOW TO CLAIM          At the death of:
PROCEEDS AND/OR
DEATH BENEFIT
PAYMENTS                (1) an owner or joint owner; or

                        (2) the Annuitant or joint Annuitant if the owner or
                            joint owner is a non-natural entity;

                      the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

                        (1) owner or joint owner;

                        (2) primary beneficiary;

                        (3) contingent beneficiary;

                        (4) owner's or joint owner's estate.

                      The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).


                      We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted. Upon such notification of death, we will transfer all assets in the Separate
                      Account to the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio until receipt of due proof of death and any required forms. Due proof of


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                      death consists of a death certificate issued by a
                      government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

                      Payment choices. The designated beneficiary may elect the form in which the proceeds will be paid from the following payment choices:

                        (1) receive the proceeds in a lump sum; or

                        (2) receive the proceeds over a period of five years
                            following the date of death. At the end of the five year period, any remaining amounts will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named by the designated beneficiary or his or her estate if no person or entity is named); or


                        (3) elect Optional Payment Plan (1) or (2) as described
                            in the Optional Payment Plans section. If elected, payments must commence no later than one year after the date of death. In addition, if Optional Payment Plan (1) is chosen, the period certain cannot exceed the designated beneficiary's life expectancy and if Optional Payment Plan (2) is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy; or


                        (4) if the designated beneficiary is the spouse of a
                            deceased owner, he or she may continue the contract as stated in the "Distribution Rules" provision.

                      If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Service Center, we will pay the proceeds over a period of five years following the date of death.

DISTRIBUTION          If the sole designated beneficiary is the surviving
RULES WHEN            spouse of the deceased owner, the surviving spouse may
DEATH OCCURS          elect to continue the contract with the surviving spouse
BEFORE INCOME         as the owner. If the deceased owner was also an Annuitant
PAYMENTS BEGIN        or joint Annuitant, the surviving spouse will
                      automatically become the new sole Annuitant. As the new named owner and Annuitant, the surviving spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. Should the surviving spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the surviving spouse is one of multiple designated beneficiaries, the surviving spouse may only continue the contract in proportion to the amount as allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

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                      If the designated beneficiary(ies) is not the surviving
                      spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. Instead, the proceeds from the contract must be distributed within five years of the date of death in accordance with payment choice (1) or (2), unless payment choice (3) is timely elected, in which case payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

DISTRIBUTION          After income payments begin, if an owner, joint owner,
RULES WHEN            Annuitant, or designated beneficiary dies while the
DEATH OCCURS          contract is in force, payments that are already being
AFTER INCOME          made under the contract will be made at least as rapidly
PAYMENTS BEGIN        as under the method of distribution in effect at the time
                      of death, notwithstanding any other provision of the contract.

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Income Payments



                      The Annuity Commencement Date is the date income payments begin, provided the Annuitant is still living on that date. An Annuity Commencement Date that occurs at an advanced age (e.g., past age 85), may in certain circumstances, have adverse income tax consequences. See the "Federal Tax Matters" provision of this prospectus. You may change the Annuity Commencement Date in one year increments upto the time income payments begin, to any date at least 10 years after the date of the last purchase payment and within one year of the last Annuity Commencement Date. The Annuity Commencement Date cannot be any later than the contract anniversary following the Annuitant's 90th birthday (or younger Annuitant's 90th birthday in the case of joint Annuitants). To change the Annuity Commencement Date, send written notice to our Service Center before the Annuity Commencement Date then in effect. We reserve the right to establish a maximum Annuity Commencement Date. If you change the Annuity Commencement Date, the Annuity Commencement Date will then mean the new Annuity Commencement Date you selected. Contracts issued to qualified retirement plans provide for income payments to start at the date and under the option specified by the plan.


                      We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. We will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum in which case we will cancel the contract. See the "Requesting Payments" provision in this prospectus.

                      Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

                      Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income

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                      payment. If the remaining payments are variable income
                      payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.


                      The contract provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.


                      If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.


                      If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the optional payment plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, and if applicable, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.


                      The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.


                      We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a


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                      lump sum. See the "Requesting Payments" provision in this
                      prospectus. Upon making such a payment, we will have no future obligation under the contract.

                      The amount of your income payments will depend on four things:

                         . your Surrender Value on the Valuation Day
                           immediately preceeding your Annuity Commencement
                           Date;

                         . the settlement age on the Annuity Commencement Date,
                           and if applicable, the gender of the Annuitant(s);

                         . the specific payment plan you choose; and

                         . if you elect variable income payments, the
                           investment performance of the Portfolios selected.

                      As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL              The following optional payment plans are available under
PAYMENT PLANS         the contract:

                          Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

                          Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

                          Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted.

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                          The last payment will equal the amount of any unpaid
                          proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

                          Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.


                          Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.


                      If the payee is not a natural person, our consent must be obtained before selecting an optional payment plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.




                      All payments under Option Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Service Center. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Withdrawals" provision. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.


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VARIABLE              The monthly amount of your first variable income payment
INCOME                will equal your Surrender Value on the Valuation Day
PAYMENTS              immediately preceeding your Annuity Commencement Date,
                      multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

                      On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

                      Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

                        (a) is the net investment factor for the Valuation
                            Period for which we are calculating the Annuity Unit value; and

                        (b) is an assumed interest rate factor equal to
                            .99991902 raised to a power equal to the number of days in the Valuation Period.

                      The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS             If we are making variable income payments, the payee may
AFTER THE             change the Subaccounts from which we are making the
ANNUITY               payments three times each calendar year. The transfer
COMMENCEMENT          will be effective as of the end of the Valuation Period
DATE                  during which we receive written request at our Service
                      Center. However, we reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in

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                      addition to the amount requested for the transfer. We
                      will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

                      We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

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Federal Tax Matters



INTRODUCTION          This part of the prospectus discusses the Federal income
                      tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

                      This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF           This part of the discussion describes some of the Federal
NON-QUALIFIED         income tax rules applicable to Non-Qualified Contracts. A
CONTRACTS             Non-Qualified Contract is a contract not issued in
                      connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

                      Tax deferral on earnings. The Federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

                         . an individual must own the contract (or the tax law
                           must treat the contract as owned by an individual);

                         . the investments of the Separate Account must be
                           "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

                         . the owner's right to choose particular investments
                           for a contract must be limited; and

                         . the contract's Annuity Commencement Date must not
                           occur near the end of the Annuitant's life expectancy.


                      Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value over the purchase payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.


                      There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the

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                      contract as an agent for an individual. However, this
                      exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

                      In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

                      Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

                      Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."


                      Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.



                      Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's purchase payments and earnings. If income payments begin


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                      or are scheduled to begin at a date that the IRS
                      determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.


                      No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

                      Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

                      A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

                      Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.


                      Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.


                      In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

                      Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

                      Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

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                      Taxation of income payments.  The Code imposes tax on a
                      portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.



                      Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.



                      If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.




                      Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

                      Taxation of Death Benefit if Paid Before the Annuity Commencement Date:


                         . The death benefit is taxed in the same manner as an
                           income payment if received under an optional payment plan.



                         . If not received under an optional payment plan, the
                           death benefit is taxed in the same manner as a surrender or a partial withdrawal, depending on the manner in which the death benefit is paid.


                      Taxation of Death Benefit if Paid After the Annuity Commencement Date:




                         . The death benefit is includible in income to the
                           extent that it exceeds the unrecovered "investment in the contract."



                      Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:


                         . you receive on or after you reach age 59 1/2;

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                         . you receive because you became disabled (as defined
                           in the tax law);

                         . are received on or after the death of an owner; or

                         . you receive as a series of substantially equal
                           periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

                      It is uncertain whether Systematic Withdrawals will qualify for this last exception. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, transfers among the Subaccounts may result in payments not qualifying for this exception.


                      Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:


                         . if you purchase a contract offered by this
                           prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;


                         . if you purchase two or more deferred annuity
                           contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.


                      The effects of such aggregation are not clear. However, it could affect:


                         . the amount of a surrender, a partial withdrawal or
                           an income payment that you must include in income;
                           and


                         . the amount that might be subject to the penalty tax.

SECTION 1035          Under Section 1035 of the Code, the exchange of one
EXCHANGES             annuity contract for another annuity contract generally
                      is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

                      Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this

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                      contract. Exercise of this option will not qualify as a
                      tax-free exchange under Section 1035.

QUALIFIED             We also designed the contracts for use in connection with
RETIREMENT            certain types of retirement plans that receive favorable
PLANS                 treatment under the Code. Contracts issued to or in
                      connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Service Center to learn the availability of Qualified Contracts at any given time.

                      The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

                      Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:


                         . Traditional Individual Retirement Accounts (IRAs)
                           permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions
                           (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.


                         . Roth IRAs permit certain eligible individuals to
                           make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the years with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

                         . Corporate pension and profit-sharing plans under
                           Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

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                         . 403(b) Plans allow employees of certain tax-exempt
                           organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
                           59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to penalties.

                      Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

                      Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified play such as: participation; vesting and funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; and withholding, reporting and disclosure.

                      In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

                      If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and

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                      beneficiaries must look to the plan fiduciaries for
                      satisfaction of their rights to benefits under the terms of the qualified plan.

                      Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee and plan administrator to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

                      The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SEPs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or a SEP could disqualify a contract and result in increased taxes to the owner.

                      It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

                      Treatment of Qualified Contracts compared with Non-Qualified Contracts. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

                         . the Code generally does not impose tax on the
                           earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

                         . the Code does not limit the amount of purchase
                           payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

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                         . the Code does not allow a deduction for purchase
                           payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract.

                      The Federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.


                      Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 following age 70 1/2 for Traditional IRAs and SEPs, and April 1 following the later of age 70 1/2 or retirement for other Qualified Contracts. However, these "minimum distribution rules" generally do not apply to a Roth IRA before the owner's death. The death benefit under your contract may increase the amount of the minimum required distributions that must be taken from your contract.


                      Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

                      Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

                         . received on or after the owner reaches age 59 1/2;

                         . received on or after the owner's death or because of
                           the owner's disability (as defined in the tax law);

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                         . received as a series of substantially equal periodic
                           payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

                         . received as reimbursement for certain amounts paid
                           for medical care.

                      These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

                      Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions, for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.


                      Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.


                      Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.


FEDERAL INCOME        We will withhold and remit to the IRS a part of the
TAX WITHHOLDING       taxable portion of each distribution made under a
                      contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax.
                      At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.


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STATE INCOME TAX      If required by the law of your state, we will also
WITHHOLDING           withhold state income tax from the taxable portion of
                      each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE     Under existing Federal income tax laws, we do not pay tax
COMPANY               on investment income and realized capital gains of the
                      Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN THE        This discussion is based on the Code, IRS regulations,
LAW                   and interpretations existing on the date of this
                      prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

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Requesting Payments



                      To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Service Center of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Service Center receives the payment request or due proof of death and all required forms.


                      In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

                        (1) to your designated beneficiary directly in the form
                            of a check; or

                        (2) by establishing an interest bearing account, called
                            the "GE Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

                      When establishing the GE Secure Access Account we will send the designated beneficiary a checkbook within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payment. The GE Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the GE Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the GE Secure Access Account.


                      We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:


                        (1) the disposal or valuation of the Subaccount is not
                            reasonably practicable because:

                            . the SEC declares that an emergency exists (due to
                              the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

                            . the New York Stock Exchange is closed for other
                              than a regular holiday or weekend;

                            . trading is restricted by the SEC; or

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




                        (2) the SEC, by order, permits postponement of payment
                            to protect our owners.


                      State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or total surrender for up to six months from the date we receive your request at our Service Center. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.



                      If mandated under applicable law, we may be required to reject purchase payments and/or block an owner's account and thereby refuse to pay any requests for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.



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Sales of the Contracts





PRINCIPAL             We have entered into an underwriting agreement with
UNDERWRITER           Capital Brokerage Corporation (doing business in Indiana,
                      Minnesota, New Mexico, and Texas as GE Capital Brokerage
                      Corporation) (collectively, "Capital Brokerage
                      Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage
                      Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital
                      Brokerage Corporation is located at 3001 Summer Street,
                      2nd Floor, Stamford, Connecticut 06905.



                      Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the NASD.



SALES OF THE          Capital Brokerage Corporation offers the contracts
CONTRACTS             through its registered representatives who are registered
                      with the NASD and with the states in which they do business. More information about Capital Brokerage
                      Corporation and the registered representatives is available at http://www.nasdr.com or by calling (800)
                      289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program.
                      Registered representatives with Capital Brokerage
                      Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.



                      Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with the NASD and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.



                      We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay is 11.0% of your aggregate purchase payments.



                      The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm for whom the registered representative that sold your


                                      85

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                      contract is employed ("selling firms") and an amount paid
                      to the selling firm for marketing and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation receive a maximum commission of 1.4% of your aggregate purchase payments.



                      After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of your aggregate purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm for whom the representative is employed.





                      All selling firms receive commissions as described above based on the sale and receipt of purchase payments on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the sale of a contract is 1.0% of purchase payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.



                      The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.



                      Commissions paid on the contracts, including other incentives and payments, are not charged directly to you or to your Contract Value, but indirectly through fees and charges imposed under the contracts.



                      All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract do not vary because of such payments to or from such selling firms.

                      Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.



                      During 2004, 2003 and 2002, $5.9 million, $17.0 million
                      and $5.3 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2004, 2003 and 2002, no underwriting commissions were paid to Capital Brokerage Corporation. Although neither we nor Capital Brokerage anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.


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Additional Information


OWNER                 The obligations to owners under the contracts are ours.
QUESTIONS             Please direct your questions and concerns to us at our
                      Service Center.

RETURN                Within 10 days after you receive the contract (or such
PRIVILEGE             longer period as may be required by applicable law), you
                      may cancel it for any reason by delivering or mailing it postage prepaid, to our Service Center at:

                            GE Capital Life Assurance Company of New York
                                        Annuity New Business
                                       6610 West Broad Street
                                      Richmond, Virginia 23230

                      If you elect the Enhanced Payment Benefit Option, your refund will equal one of the following amounts:

                        (i) if your Contract Value has increased or stayed the
                            same, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

                       (ii) if your Contract Value has decreased, your refund
                            will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any charges for the Enhanced Payment Benefit Option (and excluding any charges deducted by the Portfolios) we deducted on or before the date we received the returned contract.

                      If you do not elect the Enhanced Payment Benefit Option, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Service Center receives the returned contract (without reduction for any surrender charges) plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

STATE                 As a life insurance company organized and operated under
REGULATION            the laws of the State of New York, we are subject to
                      provisions governing life insurers and to regulation by the New York Commissioner of Insurance.

                      Our books and accounts are subject to review and examination by the State Corporation Commission of the State of New York at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF           We may require proof of the age, gender or survival of
DEATH, AGE,           any person or persons before acting on any applicable
GENDER OR             contract provision.
SURVIVAL

RECORDS AND           As presently required by the 1940 Act and applicable
REPORTS               regulations, we are responsible for maintaining all
                      records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

OTHER                 We have filed a Registration Statement with the SEC,
INFORMATION           under the Securities Act of 1933 as amended, for the
                      contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits.
                      Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL                 The Company like other life insurance companies, is
PROCEEDINGS           involved in lawsuits, including class action lawsuits. In
                      some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the Company cannot predict the outcome of any litigation with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material impact on us or the Separate
                      Account.




                      Although it is not anticipated that these developments will have an adverse impact on the Separate Account or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

Appendix A

Examples of the Available Death Benefits

BASIC DEATH           The purpose of this example is to show how the Basic
BENEFIT               Death Benefit works based on purely hypothetical values
                      and is not intended to depict investment performance of the contract.

                      Example:  Assuming an owner:

                        (1) purchases a contract for $100,000;

                        (2) makes no additional purchase payments and no
                            partial withdrawals;

                        (3) is not subject to premium taxes; and

                        (4) the Annuitant is age 75 on the Contract Date then:

                                                   Basic
                      Annuitant's End of Contract  Death
                          Age      Year   Value   Benefit
                      ------------------------------------
                          76        1    $103,000 $103,000
                          77        2    112,000  112,000
                          78        3     90,000  100,000
                          79        4    135,000  135,000
                          80        5    130,000  130,000
                          81        6    150,000  150,000
                          82        7    125,000  125,000
                          83        8    145,000  145,000
                      ------------------------------------


                      Partial withdrawals will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:



                                                  Basic
                               Purchase Contract  Death
                        Date   Payment   Value   Benefit
                       ---------------------------------
                       3/31/05 $10,000  $10,000  $10,000
                       3/31/13           20,000   20,000
                       3/31/14           14,000   10,000
                       ---------------------------------



                      If a partial withdrawal of $7,000 is taken on March 31, 2015, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that both the Annuitant and joint Annuitant are younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

ANNUAL STEP-UP        The following example shows how the Annual Step-Up Death
DEATH BENEFIT         Benefit works based on hypothetical values. It is not
RIDER OPTION          intended to depict investment performance of the
                      contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue.
                      In addition, the example assumes that:

                        (1) the owner purchases the contract for $100,000;

                        (2) the owner makes no additional purchase payments;

                        (3) the owner takes no partial withdrawals; then

                                                   Death
                      End of Annuitant's Contract Benefit
                       Year      Age      Value   Amount
                      ------------------------------------
                        1        76      $103,000 $103,000
                        2        77       112,000  112,000
                        3        78        90,000  112,000
                        4        79       135,000  135,000
                        5        80       130,000  135,000
                        6        81       150,000  150,000
                        7        82       125,000  135,000
                        8        83       145,000  145,000
                      ------------------------------------


                      Partial withdrawals will reduce the Annual Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed) reduces your Contract Value.

Appendix B


Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:


                     Assuming No Rider Option is Elected:



                                                                         Accumulation      Accumulation   Accumulation
                                                                        Unit Values at    Unit Values at Unit Values at
Subaccounts                                                           Beginning of Period End of Period  End of period  Year
----------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Aggressive Growth Fund -- Series I shares                        $12.47            $13.74          1,214     2004
                                                                             10.00             12.47            271     2003
----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                              12.91             14.10         47,248     2004
                                                                             10.00             12.91          2,061     2003
----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Blue Chip Fund -- Series I shares                                 11.96             12.34          6,423     2004
                                                                             10.00             11.96          3,783     2003
----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                       8.49              8.92         25,078     2004
                                                                             10.00              8.49         15,406     2003
----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                     10.00             10.63          9,724     2004
----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund -- Series I shares                             7.68              8.00         74,822     2004
                                                                             10.00              7.68         76,578     2003
----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                   13.18             13.65         10,518     2004
   (formerly, AllianceBernstein Technology Portfolio)                        10.00             13.18          3,106     2003
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                    9.27             10.16        228,096     2004
                                                                             10.00              9.27        163,858     2003
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 10.00             10.54              0     2004
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                     7.33              7.83         63,772     2004
   (formerly, AllianceBernstein Premier Growth Portfolio)                    10.00              7.33         43,827     2003
----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                         12.55             13.97              0     2004
                                                                             10.00             12.55              0     2003
----------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                           11.94             13.53            310     2004
                                                                             10.00             11.94              0     2003
----------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                11.86             12.93            989     2004
                                                                             10.00             11.86              0     2003
----------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                   12.63             14.23          2,261     2004
                                                                             10.00             12.63            275     2003
----------------------------------------------------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial         12.66             14.28          1,138     2004
   Shares                                                                    10.00             12.66          1,108     2003
----------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                  9.90              9.81         16,920     2004
                                                                             10.00              9.90            474     2003
----------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial               7.50              7.85         12,167     2004
   Shares                                                                    10.00              7.50         12,095     2003
----------------------------------------------------------------------------------------------------------------------------

                                                                    Accumulation      Accumulation   Accumulation
                                                                   Unit Values at    Unit Values at Unit Values at
Subaccounts                                                      Beginning of Period End of Period  End of period  Year
-----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                         $10.12            $10.25         167,089    2004
                                                                        10.00             10.12          52,650    2003
-----------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                     13.33             13.95          15,863    2004
                                                                        10.00             13.33           3,671    2003
-----------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-----------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                    10.00             10.63               0    2004
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  11.50             12.48          88,146    2004
                                                                        10.00             11.50          60,380    2003
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          13.31             15.02          32,321    2004
                                                                        10.00             13.31           6,995    2003
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Funds
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    10.00             10.36           1,130    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        10.62             12.06         203,828    2004
                                                                        10.00             10.62          72,701    2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         11.84             11.82             385    2004
                                                                        10.00             11.84               0    2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                         9.67             10.60         254,864    2004
                                                                        10.00              9.67         157,498    2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                7.97              8.10          99,376    2004
                                                                        10.00              7.97          55,200    2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                       9.46              9.83         119,324    2004
                                                                        10.00              9.46          64,991    2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              12.33             15.15         170,648    2004
                                                                        10.00             12.33          74,762    2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     10.00             11.27          10,444    2004
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares           12.32             13.11           2,087    2004
                                                                        10.00             12.32             971    2003
-----------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                       12.08             13.41           2,931    2004
                                                                        10.00             12.08           2,707    2003
-----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                   12.47             14.57           4,809    2004
                                                                        10.00             12.47             921    2003
-----------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares              13.13             14.97           1,003    2004
                                                                        10.00             13.13             740    2003
-----------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------
  Income Fund                                                           10.87             11.08          94,779    2004
                                                                        10.00             10.87          33,377    2003
-----------------------------------------------------------------------------------------------------------------------
  Mid Cap Equity Fund (formerly, Mid-Cap Value Equity Fund)             10.62             12.15         169,993    2004
                                                                        10.00             10.62         147,857    2003
-----------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                      1.00              1.00       2,102,116    2004
                                                                        10.00              1.00         779,343    2003
-----------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                             9.21              9.72          63,264    2004
                                                                        10.00              9.21          48,329    2003
-----------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                           12.49             16.30          37,444    2004
                                                                        10.00             12.49          15,802    2003
-----------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                  8.87              9.65       1,547,487    2004
                                                                        10.00              8.87         786,490    2003
-----------------------------------------------------------------------------------------------------------------------

                                                                        Accumulation      Accumulation   Accumulation
                                                                       Unit Values at    Unit Values at Unit Values at
Subaccounts                                                          Beginning of Period End of Period  End of period  Year
---------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc. (continued)
---------------------------------------------------------------------------------------------------------------------------
  Small-Cap Value Equity Fund                                              $11.15            $12.66        224,023     2004
                                                                            10.00             11.15        208,180     2003
---------------------------------------------------------------------------------------------------------------------------
  Total Return Fund                                                         11.44             12.19        390,819     2004
                                                                            10.00             11.44         11,203     2003
---------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                           8.93              9.52         82,155     2004
                                                                            10.00              8.93         75,469     2003
---------------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                          9.10              9.83         54,719     2004
                                                                            10.00              9.10         44,515     2003
---------------------------------------------------------------------------------------------------------------------------
Greenwich Street Series Fund
---------------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable Aggressive Growth Fund -- Class II              12.57             13.48          7,997     2004
                                                                            10.00             12.57              0     2003
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                      10.02             10.69        168,581     2004
                                                                            10.00             10.02        140,349     2003
---------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares (formerly, Capital Appreciation          8.42              9.79         42,595     2004
   Portfolio)                                                               10.00              8.42         19,713     2003
---------------------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares                           8.30              9.71         34,633     2004
                                                                            10.00              8.30         19,669     2003
---------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
---------------------------------------------------------------------------------------------------------------------------
  Bond Portfolio                                                            10.42             10.71         12,165     2004
                                                                            10.00             10.42          7,394     2003
---------------------------------------------------------------------------------------------------------------------------
  International Equity Portfolio                                            12.89             15.03              0     2004
                                                                            10.00             12.89              0     2003
---------------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                                   12.98             15.49         14,229     2004
                                                                            10.00             12.98          9,374     2003
---------------------------------------------------------------------------------------------------------------------------
  Small Company Portfolio                                                   12.88             16.14          2,862     2004
                                                                            10.00             12.88          1,125     2003
---------------------------------------------------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                      12.40             13.38          1,739     2004
                                                                            10.00             12.40          1,637     2003
---------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Basic Value V.I. Fund -- Class III Shares                   10.00             10.88          3,477     2004
---------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Large Cap Growth V.I. Fund -- Class III Shares              10.00             10.86              0     2004
---------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Value Opportunities V.I. Fund -- Class III Shares
   (formerly, Merrill Lynch Small Cap Value V.I. Fund)                      10.00             11.22          5,137     2004
---------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares               7.47              8.03        108,120     2004
                                                                            10.00              7.47         72,388     2003
---------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                      8.39              9.19         74,830     2004
                                                                            10.00              8.39         29,812     2003
---------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                        8.58              8.98         44,943     2004
                                                                            10.00              8.58         20,670     2003
---------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                    11.16             11.82          5,593     2004
                                                                            10.00             11.16          1,406     2003
---------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                        11.46             12.54         13,950     2004
                                                                            10.00             11.46         12,124     2003
---------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                            8.03             10.27         57,043     2004
                                                                            10.00              8.03         52,527     2003
---------------------------------------------------------------------------------------------------------------------------

                                                                  Accumulation      Accumulation   Accumulation
                                                                 Unit Values at    Unit Values at Unit Values at
Subaccounts                                                    Beginning of Period End of Period  End of period  Year
---------------------------------------------------------------------------------------------------------------------
Nations Separate Account Trust
---------------------------------------------------------------------------------------------------------------------
  Nations Marsico Growth Portfolio                                   $12.36            $13.77         69,362     2004
                                                                      10.00             12.36         24,394     2003
---------------------------------------------------------------------------------------------------------------------
  Nations Marsico International Opportunities Portfolio               13.39             15.39         99,486     2004
                                                                      10.00             13.39         39,886     2003
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Aggressive Growth Fund/VA -- Service Shares             12.00             14.13          3,632     2004
                                                                      10.00             12.00          2,535     2003
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                      10.00             10.95          9,611     2004
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares          12.77             13.41         71,661     2004
                                                                      10.00             12.77          8,853     2003
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares             10.13             11.87        104,803     2004
                                                                      10.00             10.13         48,433     2003
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                    9.16              9.85        231,025     2004
                                                                      10.00              9.16        166,822     2003
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares         13.40             15.74         64,389     2004
                                                                      10.00             13.40         26,082     2003
---------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                 11.84             12.78        115,339     2004
                                                                      10.00             11.84         72,936     2003
---------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class         12.66             13.42        239,725     2004
   Shares                                                             10.00             12.66        170,726     2003
---------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares               11.76             12.15        790,383     2004
                                                                      10.00             11.76        389,745     2003
---------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund, Inc.
---------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                      12.13             13.05              0     2004
                                                                      10.00             12.13              0     2003
---------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                          12.34             14.03              0     2004
                                                                      10.00             12.34              0     2003
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                             7.42              7.99         22,472     2004
                                                                      10.00              7.42         19,786     2003
---------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Fund Inc.
---------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable All Cap Fund -- Class II                  12.93             13.77          7,007     2004
                                                                      10.00             12.93          1,469     2003
---------------------------------------------------------------------------------------------------------------------
Scudder Variable Series II
---------------------------------------------------------------------------------------------------------------------
  Scudder Technology Growth Portfolio -- Class B Shares               14.99             14.99            540     2004
                                                                      10.00             14.99            349     2003
---------------------------------------------------------------------------------------------------------------------
  SVS Dreman High Return Equity Portfolio -- Class B Shares           12.46             13.95          4,196     2004
                                                                      10.00             12.46          4,403     2003
---------------------------------------------------------------------------------------------------------------------
  SVS Dreman Small Cap Value Portfolio -- Class B Shares              13.43             16.61            522     2004
                                                                      10.00             13.43            522     2003
---------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust:
---------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                               10.37             12.00         50,022     2004
                                                                      10.00             10.37         15,943     2003
---------------------------------------------------------------------------------------------------------------------
  Emerging Growth Portfolio -- Class II Shares                         8.56              9.00          4,758     2004
                                                                      10.00              8.56          2,320     2003
---------------------------------------------------------------------------------------------------------------------

The following Portfolios were added to the product on April 29, 2005. Therefore, no Condensed Financial Information is available:



   AIM Variable Insurance Funds -- AIM V.I. Real Estate Fund -- Series II Shares


   American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II


   Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares


   Goldman Sachs Variable Insurance Trust -- Goldman Sachs Mid Cap Value Fund


   Merrill Lynch Variable Series Funds, Inc. -- Merrill Lynch Global Allocation V.I. Fund -- Class III Shares




   PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares




   PIMCO Variable Insurance Trust -- Low Duration Portfolio -- Administrative Class Shares


   The Prudential Series Fund, Inc. -- Natural Resources Portfolio -- Class II


   Salomon Brothers Variable Series Funds Inc -- Salomon Brothers Variable Total Return Fund -- Class II

             Assuming Enhanced Payment Benefit Option is Elected:


                                                                                Accumulation      Accumulation   Accumulation
                                                                               Unit Values at    Unit Values at Unit Values at
Subaccounts                                                                  Beginning of Period End of Period  End of period
-------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Aggressive Growth Fund -- Series I shares                               $12.45            $13.70          5,177
                                                                                    10.00             12.45          3,492
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                     12.89             14.06         62,802
                                                                                    10.00             12.89         19,517
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Blue Chip Fund -- Series I shares                                        11.94             12.29          9,699
                                                                                    10.00             11.94          1,160
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                              9.43              9.89         16,724
                                                                                    10.00              9.43         12,730
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                            10.00             10.63              0
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund -- Series I shares                                    8.63              8.98         16,434
                                                                                    10.00              8.63         29,648
-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                          13.17             13.62          9,531
   (formerly, AllianceBernstein Technology Portfolio)                               10.00             13.17          8,384
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                           9.84             10.76        261,035
                                                                                    10.00              9.84        169,732
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                        10.00             10.54          3,222
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio  -- Class B                           8.66              9.23         86,258
   (formerly, AllianceBernstein Premier Growth Portfolio)                           10.00              8.66         66,220
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                                12.52             13.92         11,847
                                                                                    10.00             12.52          8,523
-------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                                  11.92             13.48          8,770
                                                                                    10.00             11.92          2,047
-------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                       11.83             12.89         29,179
                                                                                    10.00             11.83            662
-------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                          12.61             14.18         87,690
                                                                                    10.00             12.61         63,811
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares         12.63             14.23          3,913
                                                                                    10.00             12.63          1,353
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                         9.88              9.78         57,513
                                                                                    10.00              9.88            550
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares               8.77              9.17         18,353
                                                                                    10.00              8.77          2,414
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                      10.10             10.22        250,029
                                                                                    10.00             10.10         28,306
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                                 13.30             13.90         33,095
                                                                                    10.00             13.30         13,554
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                                10.00             10.62              0
-------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                              11.75             12.73         71,122
                                                                                    10.00             11.75         37,414
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                      13.30             14.98         65,988
                                                                                    10.00             13.30         17,950
-------------------------------------------------------------------------------------------------------------------------------




Subaccounts                                                                  Year
---------------------------------------------------------------------------------
AIM Variable Insurance Funds, Inc.
---------------------------------------------------------------------------------
  AIM V.I. Aggressive Growth Fund -- Series I shares                         2004
                                                                             2003
---------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                              2004
                                                                             2003
---------------------------------------------------------------------------------
  AIM V.I. Blue Chip Fund -- Series I shares                                 2004
                                                                             2003
---------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                      2004
                                                                             2003
---------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                     2004
---------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund -- Series I shares                            2004
                                                                             2003
---------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
---------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                   2004
   (formerly, AllianceBernstein Technology Portfolio)                        2003
---------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   2004
                                                                             2003
---------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 2004
---------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio  -- Class B                   2004
   (formerly, AllianceBernstein Premier Growth Portfolio)                    2003
---------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
---------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                         2004
                                                                             2003
---------------------------------------------------------------------------------
  VP International Fund -- Class I                                           2004
                                                                             2003
---------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                2004
                                                                             2003
---------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                   2004
                                                                             2003
---------------------------------------------------------------------------------
Dreyfus
---------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares  2004
                                                                             2003
---------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                 2004
                                                                             2003
---------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares       2004
                                                                             2003
---------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                               2004
                                                                             2003
---------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                          2004
                                                                             2003
---------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
---------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                         2004
---------------------------------------------------------------------------------
Federated Insurance Series
---------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                       2004
                                                                             2003
---------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                               2004
                                                                             2003
---------------------------------------------------------------------------------

                                                                    Accumulation      Accumulation   Accumulation
                                                                   Unit Values at    Unit Values at Unit Values at
Subaccounts                                                      Beginning of Period End of Period  End of period  Year
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                   $10.00            $10.35             519    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        11.08             12.55         266,394    2004
                                                                        10.00             11.08         135,316    2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         11.83             11.79              97    2004
                                                                        10.00             11.83               0    2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        10.05             11.00         213,582    2004
                                                                        10.00             10.05         102,175    2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                8.88              9.01         103,478    2004
                                                                        10.00              8.88          62,076    2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                       9.89             10.27         120,440    2004
                                                                        10.00              9.89          33,551    2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              11.94             14.64         146,394    2004
                                                                        10.00             11.94          95,913    2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     10.00             11.26           1,000    2004
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares           12.30             13.06          17,459    2004
                                                                        10.00             12.30           6,139    2003
-----------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                       12.05             13.36          22,138    2004
                                                                        10.00             12.05           6,192    2003
-----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                   12.45             14.52          71,929    2004
                                                                        10.00             12.45          43,314    2003
-----------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares              13.10             14.92           6,665    2004
                                                                        10.00             13.10             896    2003
-----------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------
  Income Fund                                                           10.84             11.03         156,106    2004
                                                                        10.00             10.84          84,484    2003
-----------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund (formerly, Mid-Cap Value Equity Fund)             10.49             11.98          85,624    2004
                                                                        10.00             10.49          60,649    2003
-----------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                      0.99              0.98       1,138,513    2004
                                                                        10.00              0.99         689,523    2003
-----------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                             9.64             10.15          51,834    2004
                                                                        10.00              9.64          36,081    2003
-----------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                           12.48             16.25          46,125    2004
                                                                        10.00             12.48          13,021    2003
-----------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                  9.51             10.34         695,382    2004
                                                                        10.00              9.51         337,746    2003
-----------------------------------------------------------------------------------------------------------------------
  Small-Cap Value Equity Fund                                           10.27             11.64         103,448    2004
                                                                        10.00             10.27          91,102    2003
-----------------------------------------------------------------------------------------------------------------------
  Total Return Fund                                                     11.42             12.16         202,048    2004
                                                                        10.00             11.42          31,429    2003
-----------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                       9.45             10.05          23,804    2004
                                                                        10.00              9.45          20,235    2003
-----------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                      9.62             10.37          74,152    2004
                                                                        10.00              9.62          57,237    2003
-----------------------------------------------------------------------------------------------------------------------
Greenwich Street Series Fund
-----------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable Aggressive Growth Fund -- Class II          12.56             13.45           4,016    2004
                                                                        10.00             12.56           2,366    2003
-----------------------------------------------------------------------------------------------------------------------

                                                                                   Accumulation      Accumulation   Accumulation
                                                                                  Unit Values at    Unit Values at Unit Values at
Subaccounts                                                                     Beginning of Period End of Period  End of period
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                                $10.17            $10.84        190,850
                                                                                       10.00             10.17        167,564
----------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares (formerly, Capital Appreciation Portfolio)          9.97             11.58          4,628
                                                                                       10.00              9.97          3,856
----------------------------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares                                      9.71             11.34         33,797
                                                                                       10.00              9.71         30,783
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
----------------------------------------------------------------------------------------------------------------------------------
  Bond Portfolio                                                                       10.40             10.67         99,245
                                                                                       10.00             10.40         23,893
----------------------------------------------------------------------------------------------------------------------------------
  International Equity Portfolio                                                       12.86             14.98          4,494
                                                                                       10.00             12.86            950
----------------------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                                              12.96             15.44        122,140
                                                                                       10.00             12.96         52,773
----------------------------------------------------------------------------------------------------------------------------------
  Small Company Portfolio                                                              12.86             16.09         15,882
                                                                                       10.00             12.86          4,609
----------------------------------------------------------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                                 12.37             13.33          8,192
                                                                                       10.00             12.37          2,737
----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Basic Value V.I. Fund -- Class III Shares                              10.00             10.87          2,080
----------------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Large Cap Growth V.I. Fund -- Class III Shares                         10.00             10.85          2,808
----------------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Value Opportunities V.I. Fund -- Class III Shares
   (formerly, Merrill Lynch Small Cap Value V.I. Fund)                                 10.00             11.21          1,463
----------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                          8.73              9.37         82,552
                                                                                       10.00              8.73         51,479
----------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                                 9.23             10.09        178,250
                                                                                       10.00              9.23         86,862
----------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                                   8.97              9.38         48,727
                                                                                       10.00              8.97         45,717
----------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                               11.13             11.78         13,199
                                                                                       10.00             11.13          5,724
----------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                                   11.44             12.50         38,814
                                                                                       10.00             11.44          5,547
----------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                      10.65             13.61         34,079
                                                                                       10.00             10.65          8,480
----------------------------------------------------------------------------------------------------------------------------------
Nations Separate Account Trust
----------------------------------------------------------------------------------------------------------------------------------
  Nations Marsico Growth Portfolio                                                     12.35             13.74         32,534
                                                                                       10.00             12.35         17,018
----------------------------------------------------------------------------------------------------------------------------------
  Nations Marsico International Opportunities Portfolio                                13.38             15.35         29,327
                                                                                       10.00             13.38          8,270
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Aggressive Growth Fund/VA -- Service Shares                              11.99             14.09          8,229
                                                                                       10.00             11.99          4,842
----------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                       10.00             10.94         10,799
----------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                           12.74             13.37        199,631
                                                                                       10.00             12.74         66,420
----------------------------------------------------------------------------------------------------------------------------------




Subaccounts                                                                     Year
------------------------------------------------------------------------------------
Janus Aspen Series
------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          2004
                                                                                2003
------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares (formerly, Capital Appreciation Portfolio)  2004
                                                                                2003
------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares                              2004
                                                                                2003
------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
------------------------------------------------------------------------------------
  Bond Portfolio                                                                2004
                                                                                2003
------------------------------------------------------------------------------------
  International Equity Portfolio                                                2004
                                                                                2003
------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                                       2004
                                                                                2003
------------------------------------------------------------------------------------
  Small Company Portfolio                                                       2004
                                                                                2003
------------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                          2004
                                                                                2003
------------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.
------------------------------------------------------------------------------------
  Merrill Lynch Basic Value V.I. Fund -- Class III Shares                       2004
------------------------------------------------------------------------------------
  Merrill Lynch Large Cap Growth V.I. Fund -- Class III Shares                  2004
------------------------------------------------------------------------------------
  Merrill Lynch Value Opportunities V.I. Fund -- Class III Shares
   (formerly, Merrill Lynch Small Cap Value V.I. Fund)                          2004
------------------------------------------------------------------------------------
MFS Variable Insurance Trust
------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  2004
                                                                                2003
------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         2004
                                                                                2003
------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           2004
                                                                                2003
------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                        2004
                                                                                2003
------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            2004
                                                                                2003
------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               2004
                                                                                2003
------------------------------------------------------------------------------------
Nations Separate Account Trust
------------------------------------------------------------------------------------
  Nations Marsico Growth Portfolio                                              2004
                                                                                2003
------------------------------------------------------------------------------------
  Nations Marsico International Opportunities Portfolio                         2004
                                                                                2003
------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------
  Oppenheimer Aggressive Growth Fund/VA -- Service Shares                       2004
                                                                                2003
------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                2004
------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    2004
                                                                                2003
------------------------------------------------------------------------------------

                                                                         Accumulation      Accumulation   Accumulation
                                                                        Unit Values at    Unit Values at Unit Values at
Subaccounts                                                           Beginning of Period End of Period  End of period  Year
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds (continued)
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                   $10.53            $12.32        116,739     2004
                                                                             10.00             10.53         89,718     2003
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                           9.74             10.46        331,477     2004
                                                                             10.00              9.74        242,188     2003
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                13.38             15.69         97,208     2004
                                                                             10.00             13.38         53,612     2003
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        11.74             12.66        130,738     2004
                                                                             10.00             11.74         76,350     2003
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         11.96             12.66        200,187     2004
                                                                             10.00             11.96        130,619     2003
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      11.05             11.41        507,955     2004
                                                                             10.00             11.05        389,832     2003
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                             12.12             13.02          5,487     2004
                                                                             10.00             12.12          4,620     2003
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                                 12.32             13.99            965     2004
                                                                             10.00             12.32              0     2003
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust:
----------------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                                    8.77              9.44         48,742     2004
                                                                             10.00              8.77         26,900     2003
----------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Fund Inc.
----------------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable All Cap Fund -- Class II                         12.92             13.74          9,185     2004
                                                                             10.00             12.92          1,498     2003
----------------------------------------------------------------------------------------------------------------------------
Scudder Variable Series II
----------------------------------------------------------------------------------------------------------------------------
  Scudder Technology Growth Portfolio -- Class B Shares                      14.96             14.94          6,392     2004
                                                                             10.00             14.96          2,760     2003
----------------------------------------------------------------------------------------------------------------------------
  SVS Dreman High Return Equity Portfolio -- Class B Shares                  12.44             13.90         29,297     2004
                                                                             10.00             12.44         17,801     2003
----------------------------------------------------------------------------------------------------------------------------
  SVS Dreman Small Cap Value Portfolio -- Class B Shares                     13.40             16.55         20,023     2004
                                                                             10.00             13.40          3,257     2003
----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      10.35             11.95         61,659     2004
                                                                             10.00             10.35         23,679     2003
----------------------------------------------------------------------------------------------------------------------------
  Emerging Growth Portfolio -- Class II Shares                                8.54              8.97          9,109     2004
                                                                             10.00              8.54          6,477     2003
----------------------------------------------------------------------------------------------------------------------------

The following Portfolios were added to the product on April 29, 2005. Therefore, no Condensed Financial Information is available:



   AIM Variable Insurance Trust -- AIM V.I. Real Estate Fund -- Series II Shares


   American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II


   Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares


   Goldman Sachs Variable Insurance Trust -- Goldman Sachs Mid Cap Value Fund


   Merrill Lynch Variable Series Funds, Inc. -- Merrill Lynch Global Allocation V.I. Fund -- Class III Shares




   PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares




   PIMCO Variable Insurance Trust -- Low Duration Portfolio -- Administrative Class Shares


   The Prudential Series Fund, Inc. -- Natural Resources Portfolio -- Class II


   Salomon Brothers Variable Series Funds Inc -- Salomon Brothers Variable Total Return Fund -- Class II

         Assuming Annual Step-Up Death Benefit Rider Option is Elected



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------------------------------
  AIM V.I. Aggressive Growth Fund -- Series I shares                   $10.00            $13.68            --     2004
----------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                         10.00             14.05         1,253     2004
----------------------------------------------------------------------------------------------------------------------
  AIM V.I. Blue Chip Fund -- Series I shares                            10.00             12.28            --     2004
----------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                 10.00              8.86           696     2004
----------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                10.00             10.63            --     2004
----------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund -- Series I shares                       10.00              7.94        13,257     2004
----------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B
   (formerly, AllianceBernstein Technology Portfolio)                   10.00             13.61            --     2004
----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B              10.00             10.09        54,273     2004
----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B            10.00             10.54            --     2004
----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B
   (formerly, Premier Growth Portfolio)                                 10.00              7.77        17,236     2004
----------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                    10.00             13.91            --     2004
----------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                      10.00             13.46            --     2004
----------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                           10.00             12.87            --     2004
----------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                              10.00             14.17            --     2004
----------------------------------------------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock
   Portfolio -- Initial Shares                                          10.00             14.21            --     2004
----------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio            10.00              9.76            --     2004
----------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial
   Shares                                                               10.00              7.79           539     2004
----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                          10.00             10.21        36,250     2004
----------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                     10.00             13.89         2,410     2004
----------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust                                                                                  2004
----------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                    10.00             10.61            --     2004
----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  10.00             12.39         5,064     2004
----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          10.00             14.97           903     2004
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    10.00             10.35            --     2004
----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        10.00             11.97         5,576     2004
----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         10.00             11.78            --     2004
----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        10.00             10.52        26,278     2004
----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                              $10.00            $ 8.05        11,174     2004
----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      10.00              9.76        14,660     2004
----------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund (continued)
--------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                  10.00            15.04         13,468     2004
--------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                         10.00            11.26             --     2004
--------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares               10.00            13.05             --     2004
--------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                           10.00            13.34          1,819     2004
--------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                       10.00            14.50             --     2004
--------------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares                  10.00            14.90             --     2004
--------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------
  Income Fund                                                               10.00            11.02          3,343     2004
--------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund (formerly Mid-Cap Value Equity Fund)                  10.00            12.06         11,511     2004
--------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                         10.00             0.99         49,033     2004
--------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                                10.00             9.65          2,675     2004
--------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                               10.00            16.24          1,406     2004
--------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                     10.00             9.58         42,619     2004
--------------------------------------------------------------------------------------------------------------------------
  Small-Cap Value Equity Fund                                               10.00            12.56         13,726     2004
--------------------------------------------------------------------------------------------------------------------------
  Total Return Fund                                                         10.00            12.15          9,115     2004
--------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                          10.00             9.46          4,238     2004
--------------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                         10.00             9.76          6,342     2004
--------------------------------------------------------------------------------------------------------------------------
Greenwich Street Series Fund
--------------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable Aggressive Growth Fund -- Class II              10.00            13.43             --     2004
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
--------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                      10.00            10.61         26,410     2004
--------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares (formerly, Capital Appreciation
   Portfolio)                                                               10.00             9.72          1,121     2004
--------------------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares                          10.00             9.64          3,017     2004
--------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II                                                                                           2004
--------------------------------------------------------------------------------------------------------------------------
  Bond Portfolio                                                            10.00            10.66             --     2004
--------------------------------------------------------------------------------------------------------------------------
  International Equity Portfolio                                            10.00            14.96             --     2004
--------------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                                   10.00            15.42          1,695     2004
--------------------------------------------------------------------------------------------------------------------------
  Small Company Portfolio                                                   10.00            16.07          1,721     2004
--------------------------------------------------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                      10.00            13.31             --     2004
--------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Variable Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Basic Value V.I. Fund -- Class III Shares                   10.00            10.86             --     2004
--------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Large Cap Growth V.I. Fund -- Class III Shares              10.00            10.85             --     2004
--------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Value Opportunities V.I. Fund -- Class III Shares
   (formerly, Merrill Lynch Small Cap Value V.I. Fund)                      10.00            11.20             --     2004
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares              10.00             7.97          6,521     2004
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                     10.00             9.13          5,849     2004
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                       10.00             8.91          4,837     2004
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                    10.00            11.77             --     2004
--------------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust (continued)
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 $10.00            $12.48            --     2004
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                     10.00             10.20         8,475     2004
--------------------------------------------------------------------------------------------------------------------
Nations Separate Account Trust
--------------------------------------------------------------------------------------------------------------------
  Nations Marsico Growth Portfolio                                    10.00             13.72         8,786     2004
--------------------------------------------------------------------------------------------------------------------
  Nations Marsico International Opportunities Portfolio               10.00             15.33         5,263     2004
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Aggressive Growth Fund/VA -- Service Shares             10.00             14.08           126     2004
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                      10.00             10.93            --     2004
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares          10.00             13.35           109     2004
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares             10.00             11.78        14,961     2004
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                   10.00              9.78        23,156     2004
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares         10.00             15.67         4,764     2004
--------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                 10.00             12.68        19,854     2004
--------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class
   Shares                                                             10.00             13.33        18,407     2004
--------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares               10.00             12.06        64,580     2004
--------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                               10.00             13.01            --     2004
--------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                          10.00             13.98            --     2004
--------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                            10.00              7.94         8,330     2004
--------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Fund Inc
--------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable All Cap Fund -- Class II                  10.00             13.73            --     2004
--------------------------------------------------------------------------------------------------------------------
Scudder Variable Series II                                                                                      2004
--------------------------------------------------------------------------------------------------------------------
  Scudder Technology Growth Portfolio -- Class B Shares               10.00             14.92            --     2004
--------------------------------------------------------------------------------------------------------------------
  SVS Dreman High Return Equity Portfolio -- Class B Shares           10.00             13.89            --     2004
--------------------------------------------------------------------------------------------------------------------
  SVS Dreman Small Cap Value Portfolio -- Class B Shares              10.00             16.53            --     2004
--------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
--------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                               10.00             11.94         1,461     2004
--------------------------------------------------------------------------------------------------------------------
  Emerging Growth Portfolio -- Class II Shares                        10.00              8.96            41     2004
--------------------------------------------------------------------------------------------------------------------

The following Portfolios were added to the product on April 29, 2005. Therefore, no Condensed Financial Information is available:



   AIM Variable Insurance Trust -- AIM V.I. Real Estate Fund -- Series II Shares


   American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II


   Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares


   Goldman Sachs Variable Insurance Trust -- Goldman Sachs Mid Cap Value Fund


   Merrill Lynch Variable Series Funds, Inc. -- Merrill Lynch Global Allocation V.I. Fund -- Class III Shares




   PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares




   PIMCO Variable Insurance Trust -- Low Duration Portfolio -- Administrative Class Shares


   The Prudential Series Fund, Inc. -- Natural Resources Portfolio -- Class II


   Salomon Brothers Variable Series Funds Inc -- Salomon Brothers Variable Total Return Fund -- Class II

                    Assuming Both Rider Options are Elected



                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
---------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Aggressive Growth Fund -- Series I shares                        $10.00            $13.63            --     2004
---------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                              10.00             14.02         7,503     2004
---------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Blue Chip Fund -- Series I shares                                 10.00             12.24            --     2004
---------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                      10.00              9.83         2,844     2004
---------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                     10.00             10.62            --     2004
---------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund -- Series I shares                            10.00              8.93         7,267     2004
---------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
---------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B
   (formerly, AllianceBernstein Technology Portfolio)                        10.00             13.57         3,077     2004
---------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   10.00             10.70        87,605     2004
---------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 10.00             10.54            --     2004
---------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B
   (formerly, AllianceBernstein Premier Growth Portfolio)                    10.00              9.18        19,610     2004
---------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
---------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                         10.00             13.86            --     2004
---------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                           10.00             13.42            --     2004
---------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                10.00             12.83         1,061     2004
---------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                   10.00             14.12            --     2004
---------------------------------------------------------------------------------------------------------------------------
Dreyfus
---------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial
   Shares                                                                    10.00             14.16            --     2004
---------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                 10.00              9.73         3,207     2004
---------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial
   Shares                                                                    10.00              9.12            --     2004
---------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                               10.00             10.17        73,987     2004
---------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                          10.00             13.84         2,313     2004
---------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
---------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                         10.00             10.60            --     2004
---------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
---------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                       10.00             12.66         8,133     2004
---------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                               10.00             14.93         5,995     2004
---------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
---------------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                         10.00             10.34            --     2004
---------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                             10.00             12.48        29,932     2004
---------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2              10.00             11.75            --     2004
---------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                             10.00             10.94        60,159     2004
---------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                    10.00              8.96         7,706     2004
---------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                           10.00             10.22         4,319     2004
---------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                   10.00             14.56        38,518     2004
---------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                          10.00             11.25            --     2004
---------------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares              $10.00            $13.00             --    2004
--------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                           10.00             13.30            906    2004
--------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                       10.00             14.45          2,253    2004
--------------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares                  10.00             14.85            734    2004
--------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------
  Income Fund                                                               10.00             10.97         14,741    2004
--------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund (formerly, Mid-Cap Value Equity Fund)                 10.00             11.91         30,131    2004
--------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                         10.00              0.98        467,693    2004
--------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                                10.00             10.10          6,558    2004
--------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                               10.00             16.20         13,025    2004
--------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                     10.00             10.28        110,320    2004
--------------------------------------------------------------------------------------------------------------------------
  Small-Cap Value Equity Fund                                               10.00             11.57         17,147    2004
--------------------------------------------------------------------------------------------------------------------------
  Total Return Fund                                                         10.00             12.12         12,533    2004
--------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                          10.00             10.00          8,543    2004
--------------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                         10.00             10.31         24,854    2004
--------------------------------------------------------------------------------------------------------------------------
Greenwich Street Series Fund
--------------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable Aggressive Growth Fund -- Class II              10.00             13.40          2,075    2004
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
--------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                      10.00             10.78        128,209    2004
--------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares (formerly, Capital Appreciation
   Portfolio)                                                               10.00             11.51          1,929    2004
--------------------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares                          10.00             11.27          6,131    2004
--------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
--------------------------------------------------------------------------------------------------------------------------
  Bond Portfolio                                                            10.00             10.62          7,683    2004
--------------------------------------------------------------------------------------------------------------------------
  International Equity Portfolio                                            10.00             14.91          2,379    2004
--------------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                                   10.00             15.36          3,884    2004
--------------------------------------------------------------------------------------------------------------------------
  Small Company Portfolio                                                   10.00             16.01          1,719    2004
--------------------------------------------------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                      10.00             13.27          2,786    2004
--------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Variable Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Basic Value V.I. Fund -- Class III Shares                   10.00             10.85             --    2004
--------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Large Cap Growth V.I. Fund -- Class III Shares              10.00             10.84             --    2004
--------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Value Opportunities V.I. Fund -- Class III Shares
   (formerly, Merrill Lynch Small Cap Value V.I. Fund)                      10.00             11.19             --    2004
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares              10.00              9.31         34,396    2004
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                     10.00             10.03         11,501    2004
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                       10.00              9.32          4,502    2004
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                    10.00             11.73          1,208    2004
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                        10.00             12.44            643    2004
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                           10.00             13.53          5,013    2004
--------------------------------------------------------------------------------------------------------------------------
Nations Separate Account Trust
--------------------------------------------------------------------------------------------------------------------------
  Nations Marsico Growth Portfolio                                          10.00             13.69          7,853    2004
--------------------------------------------------------------------------------------------------------------------------
  Nations Marsico International Opportunities Portfolio                     10.00             15.30          1,931    2004
--------------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Aggressive Growth Fund/VA -- Service Shares            $10.00            $14.04            177    2004
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                      10.00             10.92            452    2004
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares          10.00             13.30          4,496    2004
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares             10.00             12.25         36,982    2004
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                   10.00             10.40        144,709    2004
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares         10.00             15.61         15,415    2004
--------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                 10.00             12.59         26,261    2004
--------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class
   Shares                                                             10.00             12.59         64,930    2004
--------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares               10.00             11.34        129,504    2004
--------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                               10.00             12.98            622    2004
--------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                          10.00             13.94             --    2004
--------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                            10.00              9.38         26,709    2004
--------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Fund Inc
--------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable All Cap Fund -- Class II                  10.00             13.69             --    2004
--------------------------------------------------------------------------------------------------------------------
Scudder Variable Series II
--------------------------------------------------------------------------------------------------------------------
  Scudder Technology Growth Portfolio -- Class B Shares               10.00             14.87            582    2004
--------------------------------------------------------------------------------------------------------------------
  SVS Dreman High Return Equity Portfolio -- Class B Shares           10.00             13.84             --    2004
--------------------------------------------------------------------------------------------------------------------
  SVS Dreman Small Cap Value Portfolio -- Class B Shares              10.00             16.47            399    2004
--------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
--------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                               10.00             11.89         14,166    2004
--------------------------------------------------------------------------------------------------------------------
  Emerging Growth Portfolio -- Class II Shares                        10.00              8.92          1,970    2004
--------------------------------------------------------------------------------------------------------------------



The following Portfolios were added to the product on April 29, 2005. Therefore, no Condensed Financial Information is available:



   AIM Variable Insurance Trust -- AIM V.I. Real Estate Fund -- Series II Shares


   American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II


   Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares


   Goldman Sachs Variable Insurance Trust -- Goldman Sachs Mid Cap Value Fund


   Merrill Lynch Variable Series Funds, Inc. -- Merrill Lynch Global Allocation V.I. Fund -- Class III Shares




   PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares




   PIMCO Variable Insurance Trust -- Low Duration Portfolio -- Administrative Class Shares


   The Prudential Series Fund, Inc. -- Natural Resources Portfolio -- Class II


   Salomon Brothers Variable Series Funds Inc -- Salomon Brothers Variable Total Return Fund -- Class II

Table of Contents

Statement of Additional Information




                                                                             Page
The Company.................................................................  B-3

The Separate Account........................................................  B-4

Additional Information About the Guarantee Account..........................  B-4

The Contracts...............................................................  B-5
   Transfer of Annuity Units................................................  B-5
   Net Investment Factor....................................................  B-5

Termination of Participation Agreements.....................................  B-6

Calculation of Performance Data.............................................  B-8
   Subaccounts Investing in GE Investments Funds, Inc. -- Money Market Fund
     and the Dreyfus Variable Investment Fund -- Money Market Portfolio.....  B-9
   Other Subaccounts........................................................ B-11
   Other Performance Data................................................... B-12

Tax Matters................................................................. B-13
   Taxation of GE Capital Life Assurance Company of New York................ B-13
   IRS Required Distributions............................................... B-13

General Provisions.......................................................... B-14
   Using the Contracts as Collateral........................................ B-14
   The Beneficiary.......................................................... B-14
   Non-Participating........................................................ B-14
   Misstatement of Age or Gender............................................ B-15
   Incontestability......................................................... B-15
   Statement of Values...................................................... B-15
   Trust as Owner or Beneficiary............................................ B-15
   Written Notice........................................................... B-15

Legal Developments Regarding Employment-Related Benefit Plans............... B-15

Experts..................................................................... B-15

Financial Statements........................................................ B-16


                 GE Capital Life Assurance Company of New York
                         622 Third Avenue, 33rd Floor
                           New York, New York 10017

                                Service Center
                            6610 West Broad Street
                           Richmond, Virginia 23230

                      A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 313-5282.

                      GE Capital Life Assurance Company of New York Variable Annuity Service Center
                      6610 West Broad Street
                      Richmond, Virginia 23230

                      Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form NY1155 4/00 to:

                      Name: ____________________________________________________

                      Address: _________________________________________________
                                                     Street

                      __________________________________________________________
                                      City               State      Zip

                      Signature of Requestor: __________________________________
                                                               Date

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                               Form NY1155 4/00

                                  Issued by:
                 GE Capital Life Assurance Company of New York
                      GE Capital Life Separate Account II
                         622 Third Avenue, 33rd Floor,
                           New York, New York 10017

                                Service Center:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: 1-800-313-5282

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated April 29, 2005, for the Flexible Premium Variable Deferred Annuity Contract issued by GE Capital Life Assurance Company of New York through its GE Capital Life Separate Account II. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contract are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:


Call:     1-800-313-5282

Or write: GE Capital Life Assurance Company of New York
          Annuity Service Center
          6610 West Broad Street
          Richmond, Virginia 23230

Or visit: www.gefinancialservice.com

Or:       contact your financial representative



The date of this Statement of Additional Information is April 29, 2005.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ
 ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT AND THE PORTFOLIOS.

Statement of Additional Information

Table of Contents



The Company.................................................................  B-3

The Separate Account........................................................  B-4

Additional Information About the Guarantee Account..........................  B-4

The Contracts...............................................................  B-5
   Transfer of Annuity Units................................................  B-5
   Net Investment Factor....................................................  B-5

Termination of Participation Agreements.....................................  B-6

Calculation of Performance Data.............................................  B-8
   Subaccounts Investing in GE Investments Funds, Inc. -- Money Market Fund
     and the Dreyfus Variable Investment Fund -- Money Market Portfolio.....  B-9
   Other Subaccounts........................................................ B-11
   Other Performance Data................................................... B-12

Tax Matters................................................................. B-13
   Taxation of GE Capital Life Assurance Company of New York................ B-13
   IRS Required Distributions............................................... B-13

General Provisions.......................................................... B-14
   Using the Contracts as Collateral........................................ B-14
   The Beneficiary.......................................................... B-14
   Non-Participating........................................................ B-14
   Misstatement of Age or Gender............................................ B-15
   Incontestability......................................................... B-15
   Statement of Values...................................................... B-15
   Trust as Owner or Beneficiary............................................ B-15
   Written Notice........................................................... B-15

Legal Developments Regarding Employment-Related Benefit Plans............... B-15

Experts..................................................................... B-15

Financial Statements........................................................ B-16

THE COMPANY           We are a stock life insurance company that was
                      incorporated in the State of New York on February 23, 1988 under the name First GNA Life Insurance Company of
                      New York. In February 1990, we were transferred to a wholly-owned subsidiary of Great Northern Insured Annuity
                      Corporation from GNA Life Insurance Company. In October
                      1993, we were the surviving entity in a merger with United Pacific Reliance Life Insurance Company of New
                      York and as a result became partially-owned by United
                      Pacific Life Insurance Company ("UPL"). UPL later changed its name to General Electric Capital Assurance Company
                      ("GECA"). On February 1, 1996, we changed our name to GE Capital Life Assurance Company of New York
                      ("GECLANY"). In January 1999, we became a wholly-owned subsidiary of GECA when Great Northern Insured Annuity
                      Corporation merged with and into GECA.





                      On May 24, 2004, GEFAHI transferred substantially all of its assets to Genworth Financial, Inc. ("Genworth"), including all of the outstanding capital stock of GNA Corporation ("GNA"), our indirect parent and 800 shares of our common stock that GEFAHI had held directly. As a result, we became an indirect, wholly-owned subsidiary of Genworth. On May 25, 2004, Genworth's Class A common stock began trading on The New York Stock Exchange. Approximately 48% of Genworth's common stock is now owned by public shareholders. GEFAHI continues to own approximately 52% of Genworth's common stock.



                      On May 31, 2004, (1) Genworth contributed to GNA and GNA in turn contributed to GECA 800 shares of our common stock and (2) Federal paid a dividend to GECA consisting of 2,378 shares of our common stock. As a result of the foregoing contribution and dividend, we became a direct, wholly-owned subsidiary of GECA while remaining an indirect, wholly-owned subsidiary of Genworth.



                      We principally offer annuity contracts and life insurance policies. We do business in the State of New York. Our Home Office is located at 622 Third Avenue, 33rd
                      Floor, New York, New York 10017.



                      We are subject to regulation by the Department of Insurance of the State of New York. We file an annual Statement with the New York Commissioner of Insurance on or before March 1 of every year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Separate Account and assesses their adequacy, and a full examination of our operations is conducted by the Department of Insurance of the State of New York at least every five years.

THE SEPARATE          In accordance with the Board Resolution establishing the
ACCOUNT               Separate Account, such Separate Account will be divided
                      into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net premiums under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.



ADDITIONAL            The initial interest rate guarantee period for any
INFORMATION           allocation you make to the Guarantee Account will be one
ABOUT THE             year or longer. Subsequent interest rate guarantee
GUARANTEE             periods will each be at least one year. We may credit
ACCOUNT               additional rates of interest for specified periods from
                      time to time.

THE CONTRACTS

TRANSFER OF           At your request, Annuity Units may be transferred three
ANNUITY UNITS         times per calendar year from the Subaccounts in which
                      they are currently held (subject to certain restrictions described in the contract).

                      The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

                        (a) is the number of Annuity Units in the current
                            Subaccount desired to be transferred;

                        (b) is the Annuity Unit Value for the Subaccount in
                            which the Annuity Units are currently held; and

                        (c) is the Annuity Unit Value for the Subaccount to
                            which the transfer is made.

                      If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

NET INVESTMENT        The net investment factor measures investment performance
FACTOR                of the Subaccounts during a Valuation Period. Each
                      Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

                        (a) is the result of:

                            (1) the value of the net assets of that Subaccount
                                at the end of the preceding Valuation Period;
                                plus

                            (2) the investment income and capital gains,
                                realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

                            (3) the capital losses, realized or unrealized,
                                charged against those assets during the
                                Valuation Period; minus

                            (4) any amount charged against that Subaccount for
                                taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

                        (b) is the value of the net assets of that Subaccount
                            at the end of the preceding Valuation Period; and

                        (c) is a factor for the Valuation Period representing
                            the mortality and expense risk charge and the administrative expense charge.

                      We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.



TERMINATION OF        The participation agreements pursuant to which the
PARTICIPATION         Portfolios sell their shares to the Separate Account
AGREEMENTS            contain varying provisions regarding termination. The
                      following summarizes those provisions:


                      AIM Variable Insurance Funds. This agreement may be terminated by the parties upon six months' advance written notice.



                      AllianceBernstein Variable Products Series Fund,
                      Inc. This agreement may be terminated by the parties upon six months' advance written notice.


                      American Century Variable Portfolios, Inc. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.


                      American Century Variable Portfolios II, Inc. This agreement may be terminated by either party upon 6 months' prior written notice to the other party.



                      Dreyfus. This agreement may be terminated by the parties upon six months' advance written notice.



                      Eaton Vance Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.



                      Evergreen Variable Annuity Trust. This agreement may be terminated by the parties upon six months' advance written notice.



                      Federated Insurance Series. This agreement may be terminated by the parties upon 180 days' advance written notice.



                      Fidelity Variable Insurance Products Fund. These agreements provide for termination upon 90 days' advance notice by either party.

                      Franklin Templeton Variable Insurance Trust. This agreement may be terminated by the parties upon 60 days' advance written notice.


                      GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.


                      Goldman Sachs Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.



                      Greenwich Street Series Fund. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.





                      Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.


                      J.P. Morgan Series Trust II. This agreement may be terminated by the parties upon 180 days' notice unless a shorter time is agreed to by the parties.


                      Merrill Lynch Variable Series Funds, Inc. This agreement may be terminated by the parties upon six months' advance written notice.



                      MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.



                      Nations Separate Account Trust. This agreement may be terminated by the parties upon 60 days' advance written notice.



                      Oppenheimer Variable Account Funds. This agreement may be terminated by the parties upon six months' advance written notice.



                      PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.



                      The Prudential Series Fund, Inc. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.



                      Rydex Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

                      Salomon Brothers Variable Series Fund Inc. The agreement may be terminated at the option of any party upon six months' advance written notice, unless a shorter time is agreed upon by the parties.



                      Scudder Variable Series II. The agreement may be terminated by the parties upon three months' advance written notice.



                      Van Kampen Life Investment Trust. This agreement may be terminated by the parties upon six months' advance written notice.


CALCULATION OF        From time to time, we may disclose total return, yield,
PERFORMANCE           and other performance data for the Subaccounts pertaining
DATA                  to the contracts. Such performance data will be computed,
                      or accompanied by performance data computed, in accordance with the standards defined by the SEC and the NASD.

                      The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

SUBACCOUNTS           From time to time, advertisements and sales literature
INVESTING IN THE      may quote the yield of the Subaccounts investing in the
GE INVESTMENTS        GE Investments Funds, Inc. -- Money Market Fund and the
FUNDS, INC. --        Dreyfus Variable Investment Fund -- Money Market
MONEY MARKET          Portfolio for a seven-day period, in a manner which does
FUND AND THE          not take into consideration any realized or unrealized
DREYFUS VARIABLE      gains or losses on shares of the corresponding money
INVESTMENT            market portfolio or on its portfolio securities. This
FUND -- MONEY         current annualized yield is computed by determining the
MARKET PORTFOLIO      net change (exclusive of realized gains and losses on the
                      sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE
                      Investments Funds, Inc. --Money Market Fund or the
                      Subaccount investing in the Dreyfus Variable Investment
                      Fund -- Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of the hypothetical investment in the Separate
                      Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived.
                      Current Yield will be calculated according to the following formula:

                      Current Yield = ((NCP - ES)/UV) X (365/7)

                      where:

NCP =   the net change in the value of the investment Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the seven-day period.
UV  =   the unit value on the first day of the seven-day period.

                      We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

                      Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

                      where:

NCP =   the net change in the value of the investment Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the seven-day period.
UV  =   the unit value for the first day of the seven-day period.

                      The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments Funds, Inc. -- Money Market Fund's or the Dreyfus Variable Investment Fund -- Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund or Dreyfus Variable Investment Fund -- Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio will be lower than the yield for the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio.

                      Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

                      GE Investments Funds, Inc. -- Money Market Fund


                      Current Yield: 0.17% as of December 31, 2004


                      Effective Yield: 0.17% as of December 31, 2004

                      Dreyfus Variable Investment Fund -- Money Market Portfolio


                      Current Yield: -0.11% as of December 31, 2004


                      Effective Yield: -0.11% as of December 31, 2004


                      Past Performance is not a Guarantee or Projection of Future Results.

OTHER SUBACCOUNTS     Standardized Total Return.  Sales literature or
                      advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

                      Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

                      For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

                         1. We calculate the unit value for each Valuation
                            Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

                         2. The annual contract charge is $30 deducted at the
                            beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.1% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.

                         3. The surrender charge will be determined by assuming
                            a surrender of the contract at the end of the period. Average annual total return for periods of nine years or less will therefore reflect the deduction of a surrender charge.

                         4. Standardized total return considers the charges for
                            the Enhanced Payment Benefit Option (equal to an annual rate of 0.15% of your daily net assets in the Separate Account).

                         5. Standardized total return considers the charges to
                            the Annual Step-Up Death Benefit Rider Option (equal to an annualized rate of 0.20% of your Contract Value at the time the charge is deducted).

                         6. Standardized total return does not reflect the
                            deduction of any premium taxes.

                         7. Standardized total return will then be calculated
                            according to the following formula:

                            TR = (ERV/P)/1/N/ - 1

                            where:


    TR  =   the average annual total return for the period.
    ERV =   the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.
    P   =   a hypothetical single investment of $1,000.
    N   =   the duration of the period (in years).


                      The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

OTHER PERFORMANCE     We may disclose cumulative total return in conjunction
DATA                  with the standardized format described above. The
                      cumulative total return will be calculated using the following formula:

                      CTR = (ERV/P) - 1

                      where:


CTR =   the cumulative total return for the period.
ERV =   the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.
P   =   a hypothetical single investment of $1,000.


                      Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

                      Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS


TAXATION OF GE        We do not expect to incur any Federal income tax
CAPITAL LIFE          liability attributable to investment income or capital
ASSURANCE COMPANY     gains retained as part of the reserves under the
OF NEW YORK           contracts. See the "Federal Tax Matters" section of the
                      prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for Federal income taxes. We will periodically review the question of a charge to the Separate Account for Federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur
                      Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.


                      We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS REQUIRED          In order to be treated as an annuity contract for Federal
DISTRIBUTIONS         income tax purposes, Section 72(s) of the Code requires
                      any Non-Qualified Contract to provide that:

                        (a) if any owner dies on or after the Annuity
                            Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

                        (b) if any owner dies prior to the Annuity Commencement
                            Date, the entire interest in the contract will be distributed:

                            (1) within five years after the date of that
                                owner's death; or

                            (2) as income payments which will begin within one
                                year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

                      The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

                      The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.


                      Other rules apply to Qualified Contracts.


GENERAL
PROVISIONS


USING THE             A Non-Qualified Contract can be assigned as collateral
CONTRACTS AS          security. We must be notified in writing if a contract is
COLLATERAL            assigned. Any payment made before the assignment is
                      recorded at our Service Center will not be affected. We are not responsible for the validity of an assignment.
                      Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. See the "Federal Tax
                      Matters" provision of the prospectus.


                      A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

THE BENEFICIARY       You may select one or more primary and contingent
                      beneficiaries during your lifetime upon application and by filing a written request with our Service Center. Each change of beneficiary revokes any previous designation.

NON-PARTICIPATING     The contract is non-participating. No dividends are
                      payable.

MISSTATEMENT OF       If the Annuitant's age or gender, if applicable, was
AGE OR GENDER         misstated on the contract data page, any contract
                      benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

INCONTESTABILITY      We will not contest the contract.

STATEMENT OF          At least once each year, we will send you a statement of
VALUES                values within 30 days after each report date. The
                      statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

TRUST AS OWNER OR     If a trust is named as the owner or beneficiary of this
BENEFICIARY           contract and subsequently exercises ownership rights or
                      claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

WRITTEN NOTICE        Any written notice should be sent to us at our Service
                      Center at 6610 West Broad Street, Richmond, Virginia
                      23230. The contract number and the Annuitant's full name must be included.

                      We will send all notices to the owner at the last known address on file with us.



LEGAL                 On July 6, 1983, the Supreme Court held in Arizona
DEVELOPMENTS          Governing Committee for Tax Deferred Annuity v. Norris,
REGARDING             463 U.S. 1073 (1983), that optional annuity benefits
EMPLOYMENT-           provided under an employee's deferred compensation plan
RELATED BENEFIT       could not, under Title VII of the Civil Rights Act of
PLANS                 1964, vary between men and women on the basis of gender.
                      The contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.


EXPERTS The financial statements of GE Capital Life Assurance Company of New York (the Company) as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, and the financial statements of GE Capital Life Separate Account II as of December 31, 2004 and for each of the years or lesser periods in the two-year period ended December 31, 2004, have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.



                      The report of KPMG LLP dated April 1, 2005 with respect to the financial statements of GE Capital Life Assurance Company of New York refers to a change in accounting for certain nontraditional long-duration contracts and for separate accounts in 2004 and its method of accounting for goodwill and other intangible assets in 2002.




FINANCIAL             This Statement of Additional Information contains the
STATEMENTS            financial statements for GE Capital Life Assurance
                      Company of New York (the Company), as of December 31 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004 and the financial statements of GE Capital Life Separate Account II, as of
                      December 31, 2004 and for each of the years or lesser periods in the two-year period then ended December 31, 2004. The financial statements of the Company included in the prospectus should be distinguished from the financial statements of GE Capital Life Separate Account II, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract.
                      Such financial statements of the Company should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                             Financial Statements

                         Year ended December 31, 2004

    (With Report of Independent Registered Public Accounting Firm Thereon)

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               Table of Contents

                               December 31, 2004

                                                       Page
                                                       ----
Independent Registered Public Accounting Firm's Report  F-1

Statements of Assets and Liabilities..................  F-3

Statements of Operations.............................. F-20

Statements of Changes in Net Assets................... F-37

Notes to Financial Statements......................... F-63

            Report of Independent Registered Public Accounting Firm

Contract Owners
GE Capital Life Separate Account II
  and
The Board of Directors
GE Capital Life Assurance Company of New York:

   We have audited the accompanying statements of assets and liabilities of GE Capital Life Separate Account II (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I Shares, AIM V.I. Basic Value Fund -- Series II Shares, AIM V.I. Blue Chip Fund -- Series I Shares, AIM V.I. Capital Appreciation Fund --Series I Shares, AIM V.I. Growth Fund -- Series I Shares, AIM V.I. International Growth Fund -- Series II Shares, AIM V.I. Premier Equity Fund -- Series I Shares; The Alger American Fund -- Alger American Growth Portfolio -- Class O Shares, Alger American Small Capitalization Portfolio -- Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio --Class B, AllianceBernstein Premier Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B, AllianceBernstein Technology Portfolio -- Class B; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra Fund -- Class I, VP Value
Fund -- Class I; Dreyfus -- Dreyfus Investment Portfolios -- Emerging Markets Portfolio -- Initial Shares, The Dreyfus Socially Responsible Growth Fund, Inc.
 -- Initial Shares, Dreyfus Investment Portfolios -- MidCap Stock
Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio,; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Income Fund of Boston, VT Worldwide Health Sciences Fund; Federated Insurance Series -- Federated American Leaders Fund II --Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated International Small Company Fund II, Federated Kaufmann Fund II -- Service Shares; Fidelity Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/ Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income
Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas
Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Mutual Shares Securities
Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation Fund -- Class 2 Shares, Templeton Global Income Securities -- Class I Shares; GE Investments Funds, Inc. -- Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Small-Cap Value Equity Fund, Total Return Fund, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; Greenwich Street Series Fund --Salomon Brothers Variable Aggressive Growth Fund -- Class II; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Capital Appreciation Portfolio -- Institutional Shares, Capital Appreciation Portfolio-Service Shares, Flexible Income Portfolio -- Institutional Shares, Global Life Sciences Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, Growth
Portfolio -- Institutional Shares, Growth Portfolio -- Service Shares, International Growth Portfolio -- Institutional Shares, International Growth Portfolio -- Service Shares, Mid Cap Growth Portfolio -- Institutional Shares, Mid Cap Growth Portfolio -- Service Shares, Worldwide Growth
Portfolio --Institutional Shares, Worldwide Growth Portfolio -- Service Shares; J.P. Morgan Series Trust II -- Bond Portfolio, International Equity Portfolio, Mid Cap Value Portfolio, Small Company Portfolio, U.S. Large Cap Core Equity Portfolio; Merrill Lynch Variable Series Fund, Inc. -- Merrill Lynch Basic Value V.I. Fund -- Class III Shares, Merrill Lynch Large Cap Growth V.I.
Fund -- Class III Shares, Merrill Lynch Value Opportunities V.I. Fund -- Class III Shares; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Nations Separate Account Trust -- Nations Marsico Growth Portfolio, Nations Marsico International Opportunities Portfolio; Oppenheimer Variable Account
Funds -- Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Aggressive Growth Fund/VA --Service Shares, Oppenheimer Balanced Fund/VA, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation Fund/VA -- Service Shares,

Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares; PBHG Insurance Series Fund, Inc. -- PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio; PIMCO Variable Insurance Trust --Foreign Bond Portfolio (U.S. Dollar
Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Total Return Portfolio -- Administrative Class Shares; The Prudential Series Fund, Inc. -- Jennison 20/20 Focus Portfolio -- Class II, Jennison Portfolio -- Class II Shares; Rydex Variable Trust -- OTC Fund; Salomon Brothers Variable Series Funds Inc -- Salomon Brothers Variable All Cap
Fund -- Class II, Salomon Brothers Variable Investors Fund -- Class I, Salomon Brothers Variable Strategic Bond Fund -- Class I, Salomon Brothers Variable Total Return Fund -- Class I; Scudder Variable Series II -- Scudder Technology Growth Portfolio -- Class B Shares, SVS Dreman High Return Equity
Portfolio -- Class B Shares, SVS Dreman Small Cap Value Portfolio -- Class B Shares; Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares, Emerging Growth Portfolio -- Class II Shares) as of December 31, 2004, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for the aforementioned funds for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the four year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting GE Capital Life Separate Account II as of December 31, 2004, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and their financial highlights for each of the years or lesser periods in the four year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
March 10, 2005

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                     Statements of Assets and Liabilities

                               December 31, 2004

                                                                              AIM Variable Insurance Funds
                              ---------------------------------------------------------------------------------------
                                  AIM V.I.          AIM V.I.        AIM V.I.           AIM V.I.          AIM V.I.
                              Aggressive Growth   Basic Value       Blue Chip    Capital Appreciation     Growth
                                   Fund --          Fund --          Fund --           Fund --            Fund --
                               Series I Shares  Series II Shares Series I Shares   Series I Shares    Series I Shares
                              ----------------- ---------------- --------------- -------------------- ---------------
Assets
Investments at fair
  value (note 2):............      $87,253         1,793,586         197,986           422,819            380,906
Dividend receivable..........           --                --              --                --                 --
Receivable for units sold....          343             2,151             517               488                138
                                   -------         ---------         -------           -------            -------
       Total assets..........       87,596         1,795,737         198,503           423,307            381,044
                                   -------         ---------         -------           -------            -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......            4                78               8                19                 17
Payable for units
  withdrawn..................           --                --              --                --                 --
                                   -------         ---------         -------           -------            -------
       Total liabilities.....            4                78               8                19                 17
                                   -------         ---------         -------           -------            -------
Net assets attributable
  to variable annuity
  contract owners............      $87,592         1,795,659         198,495           423,288            381,027
                                   =======         =========         =======           =======            =======
Investments in
  securities at cost.........      $74,777         1,622,758         185,273           380,620            290,873
                                   =======         =========         =======           =======            =======
Shares outstanding...........        7,369           152,516          28,819            18,635             23,732
                                   =======         =========         =======           =======            =======

                              -------------------------------------
                                    AIM V.I.          AIM V.I.
                              International Growth Premier Equity
                                    Fund --            Fund --
                                Series II Shares   Series I Shares
                              -------------------- ---------------
Assets
Investments at fair
  value (note 2):............       103,360           1,036,564
Dividend receivable..........            --                  --
Receivable for units sold....            --                 657
                                    -------           ---------
       Total assets..........       103,360           1,037,221
                                    -------           ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......             4                  44
Payable for units
  withdrawn..................            --                  --
                                    -------           ---------
       Total liabilities.....             4                  44
                                    -------           ---------
Net assets attributable
  to variable annuity
  contract owners............       103,356           1,037,177
                                    =======           =========
Investments in
  securities at cost.........        99,836             971,452
                                    =======           =========
Shares outstanding...........         5,260              48,665
                                    =======           =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


                                   The Alger American Fund
                              ---------------------------------- --------------------
                                                  Alger American
                                                      Small
                                Alger American    Capitalization  AllianceBernstein
                              Growth Portfolio --  Portfolio --   Growth and Income
                                Class O Shares    Class O Shares Portfolio -- Class B
                              ------------------- -------------- --------------------
Assets
Investments at fair
  value (note 2):............      $712,963          803,135          6,915,760
Dividend receivable..........            --               --                 --
Receivable for units sold....            --               --             14,669
                                   --------          -------          ---------
       Total assets..........       712,963          803,135          6,930,429
                                   --------          -------          ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......            28               31                302
Payable for units
  withdrawn..................            --              471                 --
                                   --------          -------          ---------
       Total liabilities.....            28              502                302
                                   --------          -------          ---------
Net assets attributable
  to variable annuity
  contract owners............      $712,935          802,633          6,930,127
                                   ========          =======          =========
Investments in
  securities at cost.........      $987,462          910,075          5,916,700
                                   ========          =======          =========
Shares outstanding...........        20,301           39,641            289,726
                                   ========          =======          =========

                                   AllianceBernstein Variable Products Series Fund, Inc.
                              ------------------------------------------------------------------------------------


                               AllianceBernstein    AllianceBernstein    AllianceBernstein    AllianceBernstein
                              International Value     Premier Growth      Small Cap Growth        Technology
                              Portfolio -- Class B Portfolio -- Class B Portfolio -- Class B Portfolio -- Class B
                              -------------------- -------------------- -------------------- --------------------
Assets
Investments at fair
  value (note 2):............        33,960             1,622,257             113,402              320,965
Dividend receivable..........            --                    --                  --                   --
Receivable for units sold....            --                 1,953                  60                   45
                                     ------             ---------             -------              -------
       Total assets..........        33,960             1,624,210             113,462              321,010
                                     ------             ---------             -------              -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......             1                    72                   6                   15
Payable for units
  withdrawn..................            --                    --                  --                   --
                                     ------             ---------             -------              -------
       Total liabilities.....             1                    72                   6                   15
                                     ------             ---------             -------              -------
Net assets attributable
  to variable annuity
  contract owners............        33,959             1,624,138             113,456              320,995
                                     ======             =========             =======              =======
Investments in
  securities at cost.........        32,016             1,440,292              85,693              292,669
                                     ======             =========             =======              =======
Shares outstanding...........         2,045                70,197               9,835               21,284
                                     ======             =========             =======              =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


                                         American Century Variable Portfolios, Inc.
                              ----------------------------------------------------------------- --------------------
                                                                                                      Dreyfus
                                                                                                     Investment
                                                                                                   Portfolios --
                               VP Income &                                                          MidCap Stock
                              Growth Fund -- VP International VP Ultra Fund -- VP Value Fund -- Portfolio -- Initial
                                 Class I     Fund -- Class I      Class I          Class I             Shares
                              -------------- ---------------- ---------------- ---------------- --------------------
Assets
Investments at fair
  value (note 2):............    $164,741        122,358          402,470         1,275,758            71,870
Dividend receivable..........          --             --               --                --                --
Receivable for units sold....         206             45               19               334                77
                                 --------        -------          -------         ---------            ------
       Total assets..........     164,947        122,403          402,489         1,276,092            71,947
                                 --------        -------          -------         ---------            ------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......           7              6               19                56                 4
Payable for units
  withdrawn..................          --             --               --                --                --
                                 --------        -------          -------         ---------            ------
       Total liabilities.....           7              6               19                56                 4
                                 --------        -------          -------         ---------            ------
Net assets attributable
  to variable annuity
  contract owners............    $164,940        122,397          402,470         1,276,036            71,943
                                 ========        =======          =======         =========            ======
Investments in
  securities at cost.........    $139,834        106,786          374,025         1,042,216            62,199
                                 ========        =======          =======         =========            ======
Shares outstanding...........      22,506         16,647           39,613           145,801             4,079
                                 ========        =======          =======         =========            ======

                                  Dreyfus
                              -----------------------------------
                                The Dreyfus
                                 Socially
                                Responsible    Dreyfus Variable
                               Growth Fund,   Investment Fund --
                              Inc. -- Initial    Money Market
                                  Shares          Portfolio
                              --------------- ------------------
Assets
Investments at fair
  value (note 2):............     267,916          759,006
Dividend receivable..........          --              368
Receivable for units sold....         106               94
                                  -------          -------
       Total assets..........     268,022          759,468
                                  -------          -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          12               33
Payable for units
  withdrawn..................          --               --
                                  -------          -------
       Total liabilities.....          12               33
                                  -------          -------
Net assets attributable
  to variable annuity
  contract owners............     268,010          759,435
                                  =======          =======
Investments in
  securities at cost.........     240,661          759,006
                                  =======          =======
Shares outstanding...........      10,644          759,006
                                  =======          =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                        Eaton Vance Variable Trust
                              ----------------------------------------------- ------------------

                                                                                  Federated
                                                               VT Worldwide    American Leaders
                              VT Floating-Rate VT Income Fund Health Sciences Fund II -- Primary
                                Income Fund      of Boston         Fund             Shares
                              ---------------- -------------- --------------- ------------------
Assets
Investments at fair
  value (note 2):............    $5,584,582          --           803,047          719,429
Dividend receivable..........        14,556          --                --               --
Receivable for units sold....           810          --               560               --
                                 ----------          --           -------          -------
       Total assets..........     5,599,948          --           803,607          719,429
                                 ----------          --           -------          -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......           245          --                35               28
Payable for units
  withdrawn..................            --          --                --               --
                                 ----------          --           -------          -------
       Total liabilities.....           245          --                35               28
                                 ----------          --           -------          -------
Net assets attributable
  to variable annuity
  contract owners............    $5,599,703          --           803,572          719,401
                                 ==========          ==           =======          =======
Investments in
  securities at cost.........    $5,582,645          --           758,322          672,435
                                 ==========          ==           =======          =======
Shares outstanding...........       552,929          --            71,445           34,805
                                 ==========          ==           =======          =======

                                         Federated Insurance Series
                              -------------------------------------------------------------------
                                                                                      Federated
                                                  Federated High     Federated High    Kaufmann
                                                   Income Bond        Income Bond     Fund II --
                              Federated Capital Fund II -- Primary Fund II -- Service  Service
                               Income Fund II         Shares             Shares         Shares
                              ----------------- ------------------ ------------------ ----------
Assets
Investments at fair
  value (note 2):............      471,448           400,556           2,241,218      1,712,947
Dividend receivable..........           --                --                  --             --
Receivable for units sold....           --                --               1,563          1,011
                                   -------           -------           ---------      ---------
       Total assets..........      471,448           400,556           2,242,781      1,713,958
                                   -------           -------           ---------      ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......           18                15                  95             75
Payable for units
  withdrawn..................           --                --                  --             --
                                   -------           -------           ---------      ---------
       Total liabilities.....           18                15                  95             75
                                   -------           -------           ---------      ---------
Net assets attributable
  to variable annuity
  contract owners............      471,430           400,541           2,242,686      1,713,883
                                   =======           =======           =========      =========
Investments in
  securities at cost.........      621,775           385,782           2,101,740      1,526,241
                                   =======           =======           =========      =========
Shares outstanding...........       53,151            48,848             274,323        131,260
                                   =======           =======           =========      =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                         Fidelity Variable Insurance Products Fund
                              -------------------------------------------------------------------------------------------------
                                                                                                    VIP Dynamic
                                VIP Asset       VIP Asset                                             Capital      VIP Equity-
                                Manager/SM      Manager/SM    VIP Contrafund(R) VIP Contrafund(R)  Appreciation      Income
                              /Portfolio --   /Portfolio --     Portfolio --      Portfolio --     Portfolio --   Portfolio --
                              Initial Class  Service Class 2    Initial Class    Service Class 2  Service Class 2 Initial Class
                              -------------- ---------------- ----------------- ----------------- --------------- -------------
Assets
Investments at fair
  value (note 2):............    $321,215         17,078          2,875,893         6,386,206          7,217        2,301,213
Dividend receivable..........          --             --                 --                --             --               --
Receivable for units sold....          --             --                 --             7,768             --               --
                                 --------         ------          ---------         ---------          -----        ---------
       Total assets..........     321,215         17,078          2,875,893         6,393,974          7,217        2,301,213
                                 --------         ------          ---------         ---------          -----        ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          12              1                111               274              2               89
Payable for units
  withdrawn..................          --             --                 --                --             --               62
                                 --------         ------          ---------         ---------          -----        ---------
       Total liabilities.....          12              1                111               274              2              151
                                 --------         ------          ---------         ---------          -----        ---------
Net assets attributable
  to variable annuity
  contract owners............    $321,203         17,077          2,875,782         6,393,700          7,215        2,301,062
                                 ========         ======          =========         =========          =====        =========
Investments in
  securities at cost.........    $320,561         16,783          2,582,556         5,480,335          6,624        2,018,996
                                 ========         ======          =========         =========          =====        =========
Shares outstanding...........      21,631          1,167            108,035           242,361          1,015           90,706
                                 ========         ======          =========         =========          =====        =========

                              ------------------------------

                                VIP Equity-   VIP Growth &
                                  Income         Income
                               Portfolio --   Portfolio --
                              Service Class 2 Initial Class
                              --------------- -------------
Assets
Investments at fair
  value (note 2):............    6,155,447      1,137,686
Dividend receivable..........           --             --
Receivable for units sold....        8,373             --
                                 ---------      ---------
       Total assets..........    6,163,820      1,137,686
                                 ---------      ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          265             44
Payable for units
  withdrawn..................           --             --
                                 ---------      ---------
       Total liabilities.....          265             44
                                 ---------      ---------
Net assets attributable
  to variable annuity
  contract owners............    6,163,555      1,137,642
                                 =========      =========
Investments in
  securities at cost.........    5,311,449      1,112,502
                                 =========      =========
Shares outstanding...........      245,335         81,789
                                 =========      =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


                                                        Fidelity Variable Insurance Products Fund (continued)
                              -----------------------------------------------------------------------------------------
                               VIP Growth &    VIP Growth
                                  Income      Opportunities  VIP Growth     VIP Growth      VIP Mid Cap   VIP Overseas
                               Portfolio --   Portfolio --  Portfolio --   Portfolio --    Portfolio --   Portfolio --
                              Service Class 2 Initial Class Initial Class Service Class 2 Service Class 2 Initial Class
                              --------------- ------------- ------------- --------------- --------------- -------------
Assets
Investments at fair
  value (note 2):............   $2,612,904       564,291      1,492,163      1,911,132       5,755,271       768,511
Dividend receivable..........           --            --             --             --              --            --
Receivable for units sold....        2,466            --             13          3,274          19,272            --
                                ----------       -------      ---------      ---------       ---------       -------
       Total assets..........    2,615,370       564,291      1,492,176      1,914,406       5,774,543       768,511
                                ----------       -------      ---------      ---------       ---------       -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          112            22             58             82             246            30
Payable for units
  withdrawn..................           --            --             --             --              --           545
                                ----------       -------      ---------      ---------       ---------       -------
       Total liabilities.....          112            22             58             82             246           575
                                ----------       -------      ---------      ---------       ---------       -------
Net assets attributable
  to variable annuity
  contract owners............   $2,615,258       564,269      1,492,118      1,914,324       5,774,297       767,936
                                ==========       =======      =========      =========       =========       =======
Investments in
  securities at cost.........   $2,418,409       642,659      1,926,432      1,767,439       4,415,951       723,605
                                ==========       =======      =========      =========       =========       =======
Shares outstanding...........      190,584        35,115         46,616         60,402         192,613        43,865
                                ==========       =======      =========      =========       =========       =======

                              ----------------
                                 VIP Value
                                Strategies
                               Portfolio --
                              Service Class 2
                              ---------------
Assets
Investments at fair
  value (note 2):............     131,296
Dividend receivable..........          --
Receivable for units sold....          --
                                  -------
       Total assets..........     131,296
                                  -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......           6
Payable for units
  withdrawn..................          --
                                  -------
       Total liabilities.....           6
                                  -------
Net assets attributable
  to variable annuity
  contract owners............     131,290
                                  =======
Investments in
  securities at cost.........     117,930
                                  =======
Shares outstanding...........       9,285
                                  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


                                                      Franklin Templeton Variable Insurance Products Trust
                              ----------------------------------------------------------------------------------
                                                                                                  Templeton
                                 Franklin Large Cap       Mutual Shares    Templeton Foreign     Global Asset
                              Growth Securities Fund -- Securities Fund -- Securities Fund -- Allocation Fund --
                                   Class 2 Shares         Class 2 Shares     Class 2 Shares     Class 2 Shares
                              ------------------------- ------------------ ------------------ ------------------
Assets
Investments at fair
  value (note 2):............         $255,193               371,407           1,146,322           125,202
Dividend receivable..........               --                    --                  --                --
Receivable for units sold....              198                    --                 416               168
                                      --------               -------           ---------           -------
       Total assets..........          255,391               371,407           1,146,738           125,370
                                      --------               -------           ---------           -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......               11                    17                  50                 7
Payable for units
  withdrawn..................               --                    --                  --                --
                                      --------               -------           ---------           -------
       Total liabilities.....               11                    17                  50                 7
                                      --------               -------           ---------           -------
Net assets attributable
  to variable annuity
  contract owners............         $255,380               371,390           1,146,688           125,363
                                      ========               =======           =========           =======
Investments in
  securities at cost.........         $233,541               329,203             960,940           107,537
                                      ========               =======           =========           =======
Shares outstanding...........           17,127                22,320              79,883             5,976
                                      ========               =======           =========           =======

                              -------------------
                                  Templeton
                                Global Income
                              Securities Fund --
                                Class I Shares
                              ------------------
Assets
Investments at fair
  value (note 2):............       4,003
Dividend receivable..........          --
Receivable for units sold....          --
                                    -----
       Total assets..........       4,003
                                    -----
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          --
Payable for units
  withdrawn..................          --
                                    -----
       Total liabilities.....          --
                                    -----
Net assets attributable
  to variable annuity
  contract owners............       4,003
                                    =====
Investments in
  securities at cost.........       4,000
                                    =====
Shares outstanding...........         253
                                    =====

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  GE Investments Funds, Inc.
                              --------------------------------------------------------------------------------------------------
                              Global Income             International Mid-Cap Equity Money Market Premier Growth   Real Estate
                                  Fund      Income Fund  Equity Fund       Fund          Fund      Equity Fund   Securities Fund
                              ------------- ----------- ------------- -------------- ------------ -------------- ---------------
Assets
Investments at fair
  value (note 2):............   $214,579     4,149,685     214,565      4,922,913     6,241,837     2,918,972       2,430,867
Dividend receivable..........         --            --          --             --         9,640            --              --
Receivable for units sold....         14         1,604          --          1,563         2,184         1,189              --
                                --------     ---------     -------      ---------     ---------     ---------       ---------
       Total assets..........    214,593     4,151,289     214,565      4,924,476     6,253,661     2,920,161       2,430,867
                                --------     ---------     -------      ---------     ---------     ---------       ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          8           174           8            204           260           118             102
Payable for units
  withdrawn..................         --            --          --             --            --            --             641
                                --------     ---------     -------      ---------     ---------     ---------       ---------
       Total liabilities.....          8           174           8            204           260           118             743
                                --------     ---------     -------      ---------     ---------     ---------       ---------
Net assets attributable
  to variable annuity
  contract owners............   $214,585     4,151,115     214,557      4,924,272     6,253,401     2,920,043       2,430,124
                                ========     =========     =======      =========     =========     =========       =========
Investments in
  securities at cost.........   $183,934     4,347,011     155,543      4,404,178     6,241,837     2,758,640       2,152,026
                                ========     =========     =======      =========     =========     =========       =========
Shares outstanding...........     17,690       338,750      21,984        268,571     6,241,837        38,946         124,405
                                ========     =========     =======      =========     =========     =========       =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004



                                                   GE Investments Funds, Inc. (continued)
                              --------------------------------------------------------------------------------

                              S&P 500(R)  Small-Cap Value
                              Index Fund    Equity Fund   Total Return Fund U.S. Equity Fund Value Equity Fund
                              ----------- --------------- ----------------- ---------------- -----------------
Assets
Investments at fair
  value (note 2):............ $31,012,428    4,706,980        8,855,301        3,688,863         1,656,833
Dividend receivable..........          --           --               --               --                --
Receivable for units sold....     113,576        4,503           46,620            2,902               992
                              -----------    ---------        ---------        ---------         ---------
       Total assets..........  31,126,004    4,711,483        8,901,921        3,691,765         1,657,825
                              -----------    ---------        ---------        ---------         ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......       1,275          197              366              146                73
Payable for units
  withdrawn..................          --           --               --               --                --
                              -----------    ---------        ---------        ---------         ---------
       Total liabilities.....       1,275          197              366              146                73
                              -----------    ---------        ---------        ---------         ---------
Net assets attributable
  to variable annuity
  contract owners............ $31,124,729    4,711,286        8,901,555        3,691,619         1,657,752
                              ===========    =========        =========        =========         =========
Investments in
  securities at cost......... $28,761,820    4,093,023        8,415,572        3,572,799         1,425,890
                              ===========    =========        =========        =========         =========
Shares outstanding...........   1,390,692      345,593          554,496          109,755           169,584
                              ===========    =========        =========        =========         =========

                                Goldman Sachs Variable
                                    Insurance Trust
                              ---------------------------
                              Goldman Sachs Goldman Sachs
                               Growth and      Mid Cap
                               Income Fund   Value Fund
                              ------------- -------------
Assets
Investments at fair
  value (note 2):............    499,203      1,898,299
Dividend receivable..........         --             --
Receivable for units sold....         --             --
                                 -------      ---------
       Total assets..........    499,203      1,898,299
                                 -------      ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......         19             73
Payable for units
  withdrawn..................         --            132
                                 -------      ---------
       Total liabilities.....         19            205
                                 -------      ---------
Net assets attributable
  to variable annuity
  contract owners............    499,184      1,898,094
                                 =======      =========
Investments in
  securities at cost.........    427,842      1,418,937
                                 =======      =========
Shares outstanding...........     42,630        124,234
                                 =======      =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


                                  Greenwich
                                Street Series
                                    Fund                                                Janus Aspen Series
                              ----------------- ---------------------------------------------------------------------
                                                                                Capital      Capital      Flexible
                              Salomon Brothers    Balanced                   Appreciation  Appreciation    Income
                                  Variable      Portfolio --     Balanced    Portfolio --  Portfolio -- Portfolio --
                              Aggressive Growth Institutional  Portfolio --  Institutional   Service    Institutional
                              Fund -- Class II     Shares     Service Shares    Shares        Shares       Shares
                              ----------------- ------------- -------------- ------------- ------------ -------------
Assets
Investments at fair
  value (note 2):............     $202,191        4,915,818     5,656,867      3,836,474     502,701       391,510
Dividend receivable..........           --               --            --             --          --            --
Receivable for units sold....           --               --        10,728             --         964            --
                                  --------        ---------     ---------      ---------     -------       -------
       Total assets..........      202,191        4,915,818     5,667,595      3,836,474     503,665       391,510
                                  --------        ---------     ---------      ---------     -------       -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......            9              190           250            148          21            15
Payable for units
  withdrawn..................           --               --            --             --          --            --
                                  --------        ---------     ---------      ---------     -------       -------
       Total liabilities.....            9              190           250            148          21            15
                                  --------        ---------     ---------      ---------     -------       -------
Net assets attributable
  to variable annuity
  contract owners............     $202,182        4,915,628     5,667,345      3,836,326     503,644       391,495
                                  ========        =========     =========      =========     =======       =======
Investments in
  securities at cost.........     $189,454        4,948,862     5,087,035      4,361,608     421,691       389,372
                                  ========        =========     =========      =========     =======       =======
Shares outstanding...........        9,605          201,551       224,123        156,081      20,611        32,250
                                  ========        =========     =========      =========     =======       =======



                              ------------------------------

                               Global Life       Global
                                 Sciences      Technology
                               Portfolio --   Portfolio --
                              Service Shares Service Shares
                              -------------- --------------
Assets
Investments at fair
  value (note 2):............    157,732         83,286
Dividend receivable..........         --             --
Receivable for units sold....         --             34
                                 -------         ------
       Total assets..........    157,732         83,320
                                 -------         ------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          8              5
Payable for units
  withdrawn..................         --             --
                                 -------         ------
       Total liabilities.....          8              5
                                 -------         ------
Net assets attributable
  to variable annuity
  contract owners............    157,724         83,315
                                 =======         ======
Investments in
  securities at cost.........    123,717         74,218
                                 =======         ======
Shares outstanding...........     20,042         23,461
                                 =======         ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                        Janus Aspen Series (continued)
                              --------------------------------------------------------------------------------------
                                                           International                   Mid Cap
                                 Growth                       Growth     International     Growth        Mid Cap
                              Portfolio --      Growth     Portfolio --      Growth     Portfolio --      Growth
                              Institutional  Portfolio --  Institutional  Portfolio --  Institutional  Portfolio --
                                 Shares     Service Shares    Shares     Service Shares    Shares     Service Shares
                              ------------- -------------- ------------- -------------- ------------- --------------
Assets
Investments at fair
  value (note 2):............  $2,124,612      361,095       1,489,226      825,841       3,284,380      395,202
Dividend receivable..........          --           --              --           --              --           --
Receivable for units sold....          --           63              --           --              --           --
                               ----------      -------       ---------      -------       ---------      -------
       Total assets..........   2,124,612      361,158       1,489,226      825,841       3,284,380      395,202
                               ----------      -------       ---------      -------       ---------      -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          82           15              57           35             127           17
Payable for units
  withdrawn..................          --           --              --           --              --           --
                               ----------      -------       ---------      -------       ---------      -------
       Total liabilities.....          82           15              57           35             127           17
                               ----------      -------       ---------      -------       ---------      -------
Net assets attributable
  to variable annuity
  contract owners............  $2,124,530      361,143       1,489,169      825,806       3,284,253      395,185
                               ==========      =======       =========      =======       =========      =======
Investments in
  securities at cost.........  $2,955,492      306,416       1,791,416      683,567       5,638,036      301,741
                               ==========      =======       =========      =======       =========      =======
Shares outstanding...........     105,860       18,200          54,791       30,655         127,104       15,584
                               ==========      =======       =========      =======       =========      =======

                              -----------------------------
                                Worldwide
                                 Growth       Worldwide
                              Portfolio --      Growth
                              Institutional  Portfolio --
                                 Shares     Service Shares
                              ------------- --------------
Assets
Investments at fair
  value (note 2):............   2,030,379      674,819
Dividend receivable..........          --           --
Receivable for units sold....          --          141
                                ---------      -------
       Total assets..........   2,030,379      674,960
                                ---------      -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          78           29
Payable for units
  withdrawn..................          --           --
                                ---------      -------
       Total liabilities.....          78           29
                                ---------      -------
Net assets attributable
  to variable annuity
  contract owners............   2,030,301      674,931
                                =========      =======
Investments in
  securities at cost.........   2,976,361      598,130
                                =========      =======
Shares outstanding...........      75,817       25,350
                                =========      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


                                                        J.P. Morgan Series Trust II
                              -------------------------------------------------------------------------------



                                              International   Mid Cap Value Small Company U.S. Large Cap Core
                              Bond Portfolio Equity Portfolio   Portfolio     Portfolio    Equity Portfolio
                              -------------- ---------------- ------------- ------------- -------------------
Assets
Investments at fair
  value (note 2):............   $1,269,006       102,809        2,188,084      356,794          169,346
Dividend receivable..........           --            --               --           --               --
Receivable for units sold....        1,821            --            3,507          111               88
                                ----------       -------        ---------      -------          -------
       Total assets..........    1,270,827       102,809        2,191,591      356,905          169,434
                                ----------       -------        ---------      -------          -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......           56             5               96           16                9
Payable for units
  withdrawn..................           --            --               --           --               --
                                ----------       -------        ---------      -------          -------
       Total liabilities.....           56             5               96           16                9
                                ----------       -------        ---------      -------          -------
Net assets attributable
  to variable annuity
  contract owners............   $1,270,771       102,804        2,191,495      356,889          169,425
                                ==========       =======        =========      =======          =======
Investments in
  securities at cost.........   $1,253,494        90,993        1,808,439      287,194          155,827
                                ==========       =======        =========      =======          =======
Shares outstanding...........      104,273         9,245           84,417       19,955           12,461
                                ==========       =======        =========      =======          =======

                                   Merrill Lynch Variable Series Fund, Inc.
                              --------------------------------------------------
                                                Merrill Lynch    Merrill Lynch
                               Merrill Lynch      Large Cap          Value
                                Basic Value      Growth V.I.     Opportunities
                                V.I. Fund --       Fund --        V.I. Fund --
                              Class III Shares Class III Shares Class III Shares
                              ---------------- ---------------- ----------------
Assets
Investments at fair
  value (note 2):............      86,319           30,481           74,015
Dividend receivable..........          --               --               --
Receivable for units sold....          --               --               --
                                   ------           ------           ------
       Total assets..........      86,319           30,481           74,015
                                   ------           ------           ------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......           5                1                4
Payable for units
  withdrawn..................          --               --               --
                                   ------           ------           ------
       Total liabilities.....           5                1                4
                                   ------           ------           ------
Net assets attributable
  to variable annuity
  contract owners............      86,314           30,480           74,011
                                   ======           ======           ======
Investments in
  securities at cost.........      81,103           27,625           90,038
                                   ======           ======           ======
Shares outstanding...........       5,502            3,063            8,224
                                   ======           ======           ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


                                                                     MFS(R) Variable Insurance Trust
                              -------------------------------------------------------------------------------------------
                              MFS(R) Investors  MFS(R) Investors     MFS(R) New      MFS(R) Strategic
                                Growth Stock    Trust Series --  Discovery Series -- Income Series -- MFS(R) Total Return
                              Series -- Service  Service Class      Service Class     Service Class    Series -- Service
                                Class Shares         Shares            Shares             Shares         Class Shares
                              ----------------- ---------------- ------------------- ---------------- -------------------
Assets
Investments at fair
  value (note 2):............    $2,074,443        2,676,685            998,221          235,754            667,936
Dividend receivable..........            --               --                 --               --                 --
Receivable for units sold....         2,433            3,625              1,824               56                204
                                 ----------        ---------          ---------          -------            -------
       Total assets..........     2,076,876        2,680,310          1,000,045          235,810            668,140
                                 ----------        ---------          ---------          -------            -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......            90              116                 43               11                 29
Payable for units
  withdrawn..................            --               --                 --               --                 --
                                 ----------        ---------          ---------          -------            -------
       Total liabilities.....            90              116                 43               11                 29
                                 ----------        ---------          ---------          -------            -------
Net assets attributable
  to variable annuity
  contract owners............    $2,076,786        2,680,194          1,000,002          235,799            668,111
                                 ==========        =========          =========          =======            =======
Investments in
  securities at cost.........    $1,831,976        2,380,713            863,301          225,448            605,901
                                 ==========        =========          =========          =======            =======
Shares outstanding...........       222,103          148,787             67,860           21,182             31,432
                                 ==========        =========          =========          =======            =======

                                                 Nations Separate Account Trust
                              --------------------------------------------------
                                                                 Nations Marsico
                              MFS(R) Utilities                    International
                              Series -- Service Nations Marsico   Opportunities
                                Class Shares    Growth Portfolio    Portfolio
                              ----------------- ---------------- ---------------
Assets
Investments at fair
  value (note 2):............     1,252,644        1,822,235        2,229,967
Dividend receivable..........            --               --               --
Receivable for units sold....         1,421              258               67
                                  ---------        ---------        ---------
       Total assets..........     1,254,065        1,822,493        2,230,034
                                  ---------        ---------        ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......            53               78               93
Payable for units
  withdrawn..................            --               --               --
                                  ---------        ---------        ---------
       Total liabilities.....            53               78               93
                                  ---------        ---------        ---------
Net assets attributable
  to variable annuity
  contract owners............     1,254,012        1,822,415        2,229,941
                                  =========        =========        =========
Investments in
  securities at cost.........       942,769        1,604,813        1,948,638
                                  =========        =========        =========
Shares outstanding...........        61,646          109,444          141,675
                                  =========        =========        =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                         Oppenheimer Variable Account Funds
                              ----------------------------------------------------------------------------------------------
                                           Oppenheimer                                                         Oppenheimer
                              Oppenheimer   Aggressive                Oppenheimer                Oppenheimer     Capital
                              Aggressive      Growth     Oppenheimer    Balanced                   Capital     Appreciation
                                Growth      Fund/VA --    Balanced     Fund/VA --   Oppenheimer  Appreciation   Fund/VA --
                                Fund/VA   Service Shares   Fund/VA   Service Shares Bond Fund/VA   Fund/VA    Service Shares
                              ----------- -------------- ----------- -------------- ------------ ------------ --------------
Assets
Investments at fair
  value (note 2):............ $  966,826     191,506       902,994      231,799      1,922,709    1,253,916     3,886,952
Dividend receivable..........         --          --            --           --             --           --            --
Receivable for units sold....         --         314            --           --             --           --         4,856
                              ----------     -------       -------      -------      ---------    ---------     ---------
       Total assets..........    966,826     191,820       902,994      231,799      1,922,709    1,253,916     3,891,808
                              ----------     -------       -------      -------      ---------    ---------     ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......         37          11            35           11             74           48           169
Payable for units
  withdrawn..................         --          --            --           --             --           --            --
                              ----------     -------       -------      -------      ---------    ---------     ---------
       Total liabilities.....         37          11            35           11             74           48           169
                              ----------     -------       -------      -------      ---------    ---------     ---------
Net assets attributable
  to variable annuity
  contract owners............ $  966,789     191,809       902,959      231,788      1,922,635    1,253,868     3,891,639
                              ==========     =======       =======      =======      =========    =========     =========
Investments in
  securities at cost......... $1,483,448     171,446       802,337      218,897      1,858,695    1,308,284     3,600,321
                              ==========     =======       =======      =======      =========    =========     =========
Shares outstanding...........     21,988       4,388        52,046       13,430        167,192       33,899       105,825
                              ==========     =======       =======      =======      =========    =========     =========

                              ---------------------------
                               Oppenheimer
                                  Global
                                Securities   Oppenheimer
                                Fund/VA --   High Income
                              Service Shares   Fund/VA
                              -------------- -----------
Assets
Investments at fair
  value (note 2):............   3,354,453      605,165
Dividend receivable..........          --           --
Receivable for units sold....      18,905          159
                                ---------      -------
       Total assets..........   3,373,358      605,324
                                ---------      -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......         145           23
Payable for units
  withdrawn..................          --           --
                                ---------      -------
       Total liabilities.....         145           23
                                ---------      -------
Net assets attributable
  to variable annuity
  contract owners............   3,373,213      605,301
                                =========      =======
Investments in
  securities at cost.........   2,579,801      580,586
                                =========      =======
Shares outstanding...........     114,369       68,769
                                =========      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                  Oppenheimer Variable
                                Account Funds (continued)   PBHG Insurance Series Fund, Inc.
                              ----------------------------- -------------------------------
                                              Oppenheimer
                               Oppenheimer    Main Street
                               Main Street     Small Cap
                                Fund/VA --     Fund/VA --   PBHG Growth II   PBHG Large Cap
                              Service Shares Service Shares   Portfolio     Growth Portfolio
                              -------------- -------------- --------------  ----------------
Assets
Investments at fair
  value (note 2):............   $7,635,240     2,956,939       293,349          703,107
Dividend receivable..........           --            --            --               --
Receivable for units sold....       11,747         1,672            --               --
                                ----------     ---------       -------          -------
       Total assets..........    7,646,987     2,958,611       293,349          703,107
                                ----------     ---------       -------          -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          336           128            11               27
Payable for units
  withdrawn..................           --            --            --               --
                                ----------     ---------       -------          -------
       Total liabilities.....          336           128            11               27
                                ----------     ---------       -------          -------
Net assets attributable
  to variable annuity
  contract owners............   $7,646,651     2,958,483       293,338          703,080
                                ==========     =========       =======          =======
Investments in
  securities at cost.........   $6,526,107     2,390,354       611,628          964,380
                                ==========     =========       =======          =======
Shares outstanding...........      368,852       185,156        27,991           39,545
                                ==========     =========       =======          =======

                                              PIMCO Variable Insurance Trust
                              --------------------------------------------------------------
                                Foreign Bond                   Long-Term U.S.
                               Portfolio (U.S.    High Yield     Government    Total Return
                              Dollar Hedged) --  Portfolio --   Portfolio --   Portfolio --
                               Administrative   Administrative Administrative Administrative
                                Class Shares     Class Shares   Class Shares   Class Shares
                              ----------------- -------------- -------------- --------------
Assets
Investments at fair
  value (note 2):............      137,296        3,882,976      6,933,530      18,111,175
Dividend receivable..........          239           20,792         20,721          39,185
Receivable for units sold....          105               --          5,334          57,921
                                   -------        ---------      ---------      ----------
       Total assets..........      137,640        3,903,768      6,959,585      18,208,281
                                   -------        ---------      ---------      ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......            9              168            297             769
Payable for units
  withdrawn..................           --           28,555             --              --
                                   -------        ---------      ---------      ----------
       Total liabilities.....            9           28,723            297             769
                                   -------        ---------      ---------      ----------
Net assets attributable
  to variable annuity
  contract owners............      137,631        3,875,045      6,959,288      18,207,512
                                   =======        =========      =========      ==========
Investments in
  securities at cost.........      135,131        3,668,712      6,903,637      17,830,419
                                   =======        =========      =========      ==========
Shares outstanding...........       13,527          462,259        619,618       1,723,233
                                   =======        =========      =========      ==========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                               Rydex Variable
                              The Prudential Series Fund, Inc.     Trust
                              -------------------------------- --------------
                              Jennison 20/20
                                  Focus          Jennison
                               Portfolio --    Portfolio --
                                 Class II     Class II Shares     OTC Fund
                              --------------  ---------------  --------------
Assets
Investments at fair
  value (note 2):............    $15,631          79,515          957,480
Dividend receivable..........         --              --               --
Receivable for units sold....         --              --              141
                                 -------          ------          -------
       Total assets..........     15,631          79,515          957,621
                                 -------          ------          -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          1               4               44
Payable for units
  withdrawn..................         --              --               --
                                 -------          ------          -------
       Total liabilities.....          1               4               44
                                 -------          ------          -------
Net assets attributable
  to variable annuity
  contract owners............    $15,630          79,511          957,577
                                 =======          ======          =======
Investments in
  securities at cost.........    $14,183          67,448          859,438
                                 =======          ======          =======
Shares outstanding...........      1,278           4,425           66,538
                                 =======          ======          =======

                                            Salomon Brothers Variable Series Funds Inc
                              -----------------------------------------------------------------------
                                                                   Salomon Brothers  Salomon Brothers
                              Salomon Brothers  Salomon Brothers  Variable Strategic  Variable Total
                              Variable All Cap Variable Investors    Bond Fund --     Return Fund --
                              Fund -- Class II  Fund -- Class I        Class I           Class I
                              ---------------- ------------------ ------------------ ----------------
Assets
Investments at fair
  value (note 2):............     298,037           215,204            300,268           138,779
Dividend receivable..........          --                --                 --                --
Receivable for units sold....         864                --                 --                --
                                  -------           -------            -------           -------
       Total assets..........     298,901           215,204            300,268           138,779
                                  -------           -------            -------           -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          13                 8                 12                 5
Payable for units
  withdrawn..................          --                --                 --                --
                                  -------           -------            -------           -------
       Total liabilities.....          13                 8                 12                 5
                                  -------           -------            -------           -------
Net assets attributable
  to variable annuity
  contract owners............     298,888           215,196            300,256           138,774
                                  =======           =======            =======           =======
Investments in
  securities at cost.........     280,952           199,692            301,666           128,325
                                  =======           =======            =======           =======
Shares outstanding...........      17,688            15,583             27,598            12,314
                                  =======           =======            =======           =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


                                           Scudder Variable Series II                   Van Kampen Life Investment Trust
                              ---------------------------------------------------- -------------------------------------------
                                                  SVS Dreman High SVS Dreman Small
                              Scudder Technology   Return Equity     Cap Value           Comstock           Emerging Growth
                              Growth Portfolio --  Portfolio --     Portfolio --   Portfolio -- Class II Portfolio -- Class II
                                Class B Shares    Class B Shares   Class B Shares         Shares                Shares
                              ------------------- --------------- ---------------- --------------------- ---------------------
Assets
Investments at fair
  value (note 2):............      $112,206           465,031         346,640            1,631,012              157,319
Dividend receivable..........            --                --              --                   --                   --
Receivable for units sold....            32               886              14                1,641                   88
                                   --------           -------         -------            ---------              -------
       Total assets..........       112,238           465,917         346,654            1,632,653              157,407
                                   --------           -------         -------            ---------              -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......             6                20              16                   72                    9
Payable for units
  withdrawn..................            --                --              --                   --                   --
                                   --------           -------         -------            ---------              -------
       Total liabilities.....             6                20              16                   72                    9
                                   --------           -------         -------            ---------              -------
Net assets attributable
  to variable annuity
  contract owners............      $112,232           465,897         346,638            1,632,581              157,398
                                   ========           =======         =======            =========              =======
Investments in
  securities at cost.........      $103,726           386,466         292,098            1,407,553              144,306
                                   ========           =======         =======            =========              =======
Shares outstanding...........        12,565            36,820          17,315              119,139                6,088
                                   ========           =======         =======            =========              =======

                See accompanying notes to financial statements.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                           Statements of Operations

                                                                        AIM Variable Insurance Funds
                          -------------------------------------------------------------------------------------------------------
                             AIM V.I.                                         AIM V.I. Capital                      AIM V.I.
                            Aggressive     AIM V.I. Basic  AIM V.I. Blue Chip   Appreciation   AIM V.I. Growth    International
                          Growth Fund --   Value Fund --    Fund -- Series I  Fund -- Series I Fund -- Series I  Growth Fund --
                          Series I Shares Series II Shares       Shares            Shares           Shares      Series II Shares
                          --------------- ---------------- ------------------ ---------------- ---------------- -----------------
                                                                                                                   Period from
                                                                                                                  November 15,
                                                                                                                     2004 to
                                                      Year ended December 31, 2004                              December 31, 2004
                          ------------------------------------------------------------------------------------  -----------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............     $    --              --               201                --               --               --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............          --              --                --                --               --               --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............         121           4,596               911             2,298            2,699               61
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............          --             272                --               103               96               --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............         954          10,847             1,007             2,333            2,407               --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............          --           1,613                --               488              550               --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............          --           1,306                --                --               --               --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............          --              --                --                --               --               --
                              -------         -------            ------            ------           ------            -----
Net investment income
 (expense)...............      (1,075)        (18,634)           (1,717)           (5,222)          (5,752)             (61)
                              -------         -------            ------            ------           ------            -----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)         513           6,332               986             1,430           21,116                1
 Change in unrealized
   appreciation
   (depreciation)........       8,644         135,580             8,808            24,091           11,485            3,524
 Capital gain
   distribution..........          --              --                --                --               --               --
                              -------         -------            ------            ------           ------            -----
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............       9,157         141,912             9,794            25,521           32,601            3,525
                              -------         -------            ------            ------           ------            -----
Increase (decrease) in
 net assets from
 operations..............     $ 8,082         123,278             8,077            20,299           26,849            3,464
                              =======         =======            ======            ======           ======            =====

                          -----------------

                          AIM V.I. Premier
                           Equity Fund --
                           Series I Shares
                          -----------------


                             Year ended
                          December 31, 2004
                          -----------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............        4,688
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............           --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............        8,443
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............        2,302
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............        4,191
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............        1,102
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............           --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............           --
                               -------
Net investment income
 (expense)...............      (11,350)
                               -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)         (939)
 Change in unrealized
   appreciation
   (depreciation)........       51,141
 Capital gain
   distribution..........           --
                               -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............       50,202
                               -------
Increase (decrease) in
 net assets from
 operations..............       38,852
                               =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               The Alger American Fund
                          ---------------------------------  -------------------
                                              Alger American
                                                  Small       AllianceBernstein
                            Alger American    Capitalization     Growth and
                          Growth Portfolio --  Portfolio --  Income Portfolio --
                            Class O Shares    Class O Shares       Class B
                          ------------------- -------------- -------------------


                                                                 Year ended
                             Year ended December 31, 2004     December 31, 2004
                          ---------------------------------  -------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............      $     --               --            41,265
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............        11,177           10,779             1,364
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............            --               --            27,686
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............            --               --             8,824
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............            --               --            35,789
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............            --               --            15,062
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............            --               --             2,037
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............            --               --                --
                               --------          -------           -------
Net investment income
 (expense)...............       (11,177)         (10,779)          (49,497)
                               --------          -------           -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)       (83,039)         (38,584)           90,831
 Change in unrealized
   appreciation
   (depreciation)........       124,151          156,584           523,582
 Capital gain
   distribution..........            --               --                --
                               --------          -------           -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............        41,112          118,000           614,413
                               --------          -------           -------
Increase (decrease) in
 net assets from
 operations..............      $ 29,935          107,221           564,916
                               ========          =======           =======

                          AllianceBernstein Variable Products Series Fund, Inc.
                          ------------------------------------------------------------------------
                                                               AllianceBernstein
                          AllianceBernstein  AllianceBernstein     Small Cap     AllianceBernstein
                            International     Premier Growth        Growth          Technology
                          Value Portfolio --   Portfolio --      Portfolio --      Portfolio --
                               Class B            Class B           Class B           Class B
                          ------------------ ----------------- ----------------- -----------------
                             Period from
                             November 15,
                               2004 to
                          December 31, 2004              Year ended December 31, 2004
                          ------------------ ----------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............          --                  --               --                --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............          --                  --               --                --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............          --               6,366              371             1,085
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............          --               2,106              236                --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............          53              11,003            1,138             1,839
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............          --               2,911               --               706
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............          --                 203               --                61
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............          --                  --               --                --
                                -----             -------           ------            ------
Net investment income
 (expense)...............         (53)            (22,589)          (1,745)           (3,691)
                                -----             -------           ------            ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)           4               9,587            3,025             2,208
 Change in unrealized
   appreciation
   (depreciation)........       1,944             114,996           11,120            22,109
 Capital gain
   distribution..........          --                  --               --                --
                                -----             -------           ------            ------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............       1,948             124,583           14,145            24,317
                                -----             -------           ------            ------
Increase (decrease) in
 net assets from
 operations..............       1,895             101,994           12,400            20,626
                                =====             =======           ======            ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                American Century Variable Portfolios, Inc.                      Dreyfus
                              ---------------------------------------------  ---------------------------------------------
                                                                                Dreyfus      The Dreyfus
                                                                               Investment      Socially    Dreyfus Variable
                              VP Income &                                    Portfolios --   Responsible      Investment
                                Growth    VP International VP Ultra VP Value  MidCap Stock      Growth         Fund --
                                Fund --       Fund --      Fund --  Fund --   Portfolio --  Fund, Inc. --    Money Market
                                Class I       Class I      Class I  Class I  Initial Shares Initial Shares    Portfolio
                              ----------- ---------------- -------- -------- -------------- -------------- ----------------
                                       Year ended December 31, 2004                   Year ended December 31, 2004
                              ---------------------------------------------  ---------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............   $ 1,866           120           --    8,586        257           1,025             906
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)...............        --            --           --       --         --              --              --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)...............        --            35          139      234        211           1,325             172
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)...............        --            --           --       --         --              68              --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...............     2,230           906        2,312   15,007        575           1,284           2,045
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...............        --            --          199       --         --              --             295
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)...............        --            --           --       --         --              --              --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)...............        --            --           --       --         --              --              --
                                -------        ------       ------  -------      -----          ------          ------
Net investment income
  (expense)..................      (364)         (821)      (2,650)  (6,655)      (529)         (1,652)         (1,606)
                                -------        ------       ------  -------      -----          ------          ------
Net realized and unrealized
  gain (loss) on
  investments:
   Net realized gain (loss)..     3,088           693          403    7,371      1,094           1,612              --
   Change in unrealized
     appreciation
     (depreciation)..........    13,010        12,628       27,416  117,741      5,518          15,069              --
   Capital gain distribution.        --            --           --    6,660      1,665              --              --
                                -------        ------       ------  -------      -----          ------          ------
Net realized and unrealized
  gain (loss) on
  investments on investments.    16,098        13,321       27,819  131,772      8,277          16,681              --
                                -------        ------       ------  -------      -----          ------          ------
Increase (decrease) in net
  assets from operations.....   $15,734        12,500       25,169  125,117      7,748          15,029          (1,606)
                                =======        ======       ======  =======      =====          ======          ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                 Eaton Vance Variable Trust                             Federated Insurance Series
                          ----------------------------------------  -------------------------------------------------------
                                                                    Federated
                                                                     American                 Federated High Federated High
                                                                     Leaders                   Income Bond    Income Bond
                          VT Floating-  VT Income    VT Worldwide   Fund II --   Federated      Fund II --     Fund II --
                              Rate       Fund of    Health Sciences  Primary   Capital Income    Primary        Service
                          Income Fund     Boston         Fund         Shares      Fund II         Shares         Shares
                          ------------ ------------ --------------- ---------- -------------- -------------- --------------
                                       Period from
                                        January 1,
                           Year ended    2004 to      Year ended
                          December 31, December 15,  December 31,
                              2004         2004          2004                          Year ended December 31, 2004
                          ------------ ------------ --------------- -------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............   $96,741        4,762            --         9,515       19,733         30,869         99,404
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............        --           --            --         9,566        6,346          6,019             --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............    15,082        1,392         2,522            --           --             --         11,958
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............     6,026           --           537            --           --             --          1,000
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............    26,273        4,094         5,401            --           --             --         10,174
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............     9,891          151           394            --           --             --          2,161
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............     1,788           --           484            --           --             --            736
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............        --           --            --            --           --             --             --
                            -------       ------        ------        ------      -------         ------        -------
Net investment income
 (expense)...............    37,681         (875)       (9,338)          (51)      13,387         24,850         73,375
                            -------       ------        ------        ------      -------         ------        -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)     2,360        4,625         5,045          (284)     (17,353)          (279)        16,394
 Change in unrealized
   appreciation
   (depreciation)........     1,851       (6,599)       33,904        54,992       40,774         11,043         53,178
 Capital gain
   distribution..........        --           --            --            --           --             --             --
                            -------       ------        ------        ------      -------         ------        -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............     4,211       (1,974)       38,949        54,708       23,421         10,764         69,572
                            -------       ------        ------        ------      -------         ------        -------
Increase (decrease) in
 net assets from
 operations..............   $41,892       (2,849)       29,611        54,657       36,808         35,614        142,947
                            =======       ======        ======        ======      =======         ======        =======

                          -----------

                           Federated
                           Kaufmann
                          Fund II  --
                            Service
                            Shares
                          -----------





                          -----------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............        45
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............        --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............     3,066
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............       273
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............     9,945
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............     1,286
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............     1,367
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............        --
                            -------
Net investment income
 (expense)...............   (15,892)
                            -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    13,402
 Change in unrealized
   appreciation
   (depreciation)........   164,594
 Capital gain
   distribution..........        --
                            -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............   177,996
                            -------
Increase (decrease) in
 net assets from
 operations..............   162,104
                            =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                 Fidelity Variable Insurance Products Fund
                          --------------------------------------------------------------------------------------------
                                                                                            VIP Dynamic
                                                                                              Capital
                            VIP Asset      VIP Asset                                        Appreciation  VIP Equity-
                           Manager/SM/    Manager/SM/   VIP Contrafund(R) VIP Contrafund(R) Portfolio --    Income
                          Portfolio --   Portfolio --     Portfolio --      Portfolio --      Service    Portfolio --
                          Initial Class Service Class 2   Initial Class    Service Class 2    Class 2    Initial Class
                          ------------- --------------- ----------------- ----------------- ------------ -------------
                                          Period from
                                           April 30,
                           Year ended       2004 to
                          December 31,   December 31,
                              2004           2004                                     Year ended December 31, 2004
                          ------------- --------------- --------------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............    $ 8,508           --              9,530             6,463           --          34,684
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............      4,657           --             39,439                --           --          31,539
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............         --           15                 --            22,316           25              --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............         --           --                 --             1,173           --              --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............         --            5                 --            40,216            6              --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............         --           --                 --             4,611           --              --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............         --           --                 --             1,306           14              --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............         --           --                 --                --           --              --
                             -------          ---            -------           -------          ---         -------
Net investment income
 (expense)...............      3,851          (20)           (29,909)          (63,159)         (45)          3,145
                             -------          ---            -------           -------          ---         -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)     (1,342)          --             11,508           109,053           43          15,233
 Change in unrealized
   appreciation
   (depreciation)........      9,631          294            381,909           616,316          593         184,310
 Capital gain
   distribution..........         --           --                 --                --           --           8,286
                             -------          ---            -------           -------          ---         -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............      8,289          294            393,417           725,369          636         207,829
                             -------          ---            -------           -------          ---         -------
Increase (decrease) in
 net assets from
 operations..............    $12,140          274            363,508           662,210          591         210,974
                             =======          ===            =======           =======          ===         =======

                          --------------------------

                          VIP Equity-
                             Income    VIP Growth &
                          Portfolio --    Income
                            Service    Portfolio --
                            Class 2    Initial Class
                          ------------ -------------





                          --------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............    51,005       10,146
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............        --       15,830
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............    27,433           --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............     4,216           --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............    27,060           --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............    10,709           --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............     2,139           --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............        --           --
                            -------       ------
Net investment income
 (expense)...............   (20,552)      (5,684)
                            -------       ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    91,063       (4,128)
 Change in unrealized
   appreciation
   (depreciation)........   405,252       56,247
 Capital gain
   distribution..........    13,292           --
                            -------       ------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............   509,607       52,119
                            -------       ------
Increase (decrease) in
 net assets from
 operations..............   489,055       46,435
                            =======       ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                         Fidelity Variable Insurance Products Fund (continued)
                              -----------------------------------------------------------------------------------------
                               VIP Growth &    VIP Growth
                                  Income      Opportunities  VIP Growth     VIP Growth      VIP Mid Cap   VIP Overseas
                               Portfolio --   Portfolio --  Portfolio --   Portfolio --    Portfolio --   Portfolio --
                              Service Class 2 Initial Class Initial Class Service Class 2 Service Class 2 Initial Class
                              --------------- ------------- ------------- --------------- --------------- -------------


                                                            Year ended December 31, 2004
                              ----------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............    $ 10,373          3,729         4,156          1,583               --        8,842
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)...............          --          9,323        21,381             --              465       10,475
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)...............      13,699             --            --          8,319           24,554           --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)...............       2,355             --            --          1,655            3,759           --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...............      11,495             --            --         10,872           26,046           --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...............       1,682             --            --          1,124            9,640           --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)...............         128             --            --            136            1,946           --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)...............          --             --            --             --               --           --
                                 --------        -------       -------        -------        ---------       ------
Net investment income
  (expense)..................     (18,986)        (5,594)      (17,225)       (20,523)         (66,410)      (1,633)
                                 --------        -------       -------        -------        ---------       ------
Net realized and unrealized
  gain (loss) on
  investments:
   Net realized gain (loss)..      18,285        (48,344)      (91,201)        15,931          218,854       (6,521)
   Change in unrealized
     appreciation
     (depreciation)..........     109,843         83,935       134,815         40,529          827,371       91,567
   Capital gain distribution.          --             --            --             --               --           --
                                 --------        -------       -------        -------        ---------       ------
Net realized and unrealized
  gain (loss) on
  investments on investments.     128,128         35,591        43,614         56,460        1,046,225       85,046
                                 --------        -------       -------        -------        ---------       ------
Increase (decrease) in net
  assets from operations.....    $109,142         29,997        26,389         35,937          979,815       83,413
                                 ========        =======       =======        =======        =========       ======

                              -----------------
                                  VIP Value
                                 Strategies
                                Portfolio --
                               Service Class 2
                              -----------------
                                 Period from
                                April 30, to
                              December 31, 2004
                              -----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............          --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)...............          --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)...............         273
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)...............          --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...............          57
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...............          --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)...............          11
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)...............          --
                                   ------
Net investment income
  (expense)..................        (341)
                                   ------
Net realized and unrealized
  gain (loss) on
  investments:
   Net realized gain (loss)..          32
   Change in unrealized
     appreciation
     (depreciation)..........      13,366
   Capital gain distribution.          --
                                   ------
Net realized and unrealized
  gain (loss) on
  investments on investments.      13,398
                                   ------
Increase (decrease) in net
  assets from operations.....      13,057
                                   ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                    Franklin Templeton Variable Insurance Products Trust
                              ------------------------------------------------------------------------------------------------
                              Franklin Large Cap                                       Templeton Global
                              Growth Securities    Mutual Shares    Templeton Foreign  Asset Allocation    Templeton Global
                               Fund -- Class 2   Securities Fund -- Securities Fund --     Fund --        Income Securities
                                    Shares         Class 2 Shares     Class 2 Shares    Class 2 Shares  Fund -- Class I Shares
                              ------------------ ------------------ ------------------ ---------------- ----------------------
                                                                                                             Period from
                                                                                                         December 15, 2004 to
                                                    Year ended December 31, 2004                          December 31, 2004
                              ------------------------------------------------------------------------- ----------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............      $   649              1,682              8,138             1,967                --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)...............           --                 --                 --                --                --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)...............          281                517                510               173                --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)...............           --                374                 --                --                --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...............        2,192              2,468             11,794               792                --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...............           --                203                271               178                --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)...............           --                 --                 --                --                --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)...............           --                 --                 --                --                --
                                   -------             ------            -------            ------                --
Net investment income
  (expense)..................       (1,824)            (1,880)            (4,437)              824                --
                                   -------             ------            -------            ------                --
Net realized and unrealized
  gain (loss) on
  investments:
   Net realized gain (loss)..          206                813             10,706             1,150                --
   Change in unrealized
     appreciation
     (depreciation)..........       14,821             31,987            141,009            13,241                 3
   Capital gain distribution.           --                 --                 --                --                --
                                   -------             ------            -------            ------                --
Net realized and unrealized
  gain (loss) on
  investments on investments.       15,027             32,800            151,715            14,391                 3
                                   -------             ------            -------            ------                --
Increase (decrease) in net
  assets from operations.....      $13,203             30,920            147,278            15,215                 3
                                   =======             ======            =======            ======                ==

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                      GE Investments Funds, Inc.
                              ---------------------------------------------------------------------------
                                                                                      Premier     Real
                                                                    Mid-Cap   Money   Growth     Estate
                              Global Income  Income   International Equity    Market  Equity   Securities
                                  Fund        Fund     Equity Fund   Fund      Fund    Fund       Fund
                              ------------- --------  ------------- -------  -------  -------  ----------
                                                     Year ended December 31, 2004
                              ---------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............    $10,912     209,327      2,386      48,077   58,393   18,003   114,997
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)...............      2,898      15,768      3,189      17,446   29,000   23,528     8,692
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)...............         --      10,705         --      25,584   25,113    7,586     5,835
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)...............         --         572         --       2,111    2,659      408       379
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...............         --      24,352         --      13,514   17,299    7,721     7,779
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...............         --       2,967         --       6,093    8,764    1,340     2,622
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)...............         --       1,279         --         676    7,497      161       656
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)...............         --          --         --          --       --       --        --
                                 -------    --------     ------     -------  -------  -------   -------
Net investment income
  (expense)..................      8,014     153,684       (803)    (17,347) (31,939) (22,741)   89,034
                                 -------    --------     ------     -------  -------  -------   -------
Net realized and unrealized
  gain (loss) on
  investments:
   Net realized gain (loss)..      2,300      (2,945)    13,949     122,805       --    2,017    30,849
   Change in unrealized
     appreciation
     (depreciation)..........      5,350    (121,782)    14,924      70,711       --  169,853   222,431
   Capital gain distribution.         --      41,240         --     424,600       --       --   173,818
                                 -------    --------     ------     -------  -------  -------   -------
Net realized and unrealized
  gain (loss) on
  investments on investments.      7,650     (83,487)    28,873     618,116       --  171,870   427,098
                                 -------    --------     ------     -------  -------  -------   -------
Increase (decrease) in net
  assets from operations.....    $15,664      70,197     28,070     600,769  (31,939) 149,129   516,132
                                 =======    ========     ======     =======  =======  =======   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II


                                              GE Investments Funds, Inc. (continued)
                          ------------------------------------------------------------------------------

                          S&P 500(R) Small-Cap Value
                          Index Fund   Equity Fund   Total Return Fund U.S. Equity Fund Value Equity Fund
                          ---------- --------------- ----------------- ---------------- -----------------
                                                   Year ended December 31, 2004
                          ------------------------------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends............. $  487,033     246,501          105,087           47,804            18,974
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............    101,174       3,342           12,540           35,308                --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............    156,464      37,736           25,795            9,864             6,706
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............      5,704       2,753            1,740              906             1,029
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............     82,485      16,875           22,223            3,623            11,121
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............     19,236       3,432            2,505            1,426             4,359
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............      1,212         794              883              228               311
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............         --          --            1,500               --                --
                          ----------     -------          -------          -------           -------
Net investment income
 (expense)...............    120,758     181,569           37,901           (3,551)           (4,552)
                          ----------     -------          -------          -------           -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    222,854     125,059           19,756           (4,508)           22,876
 Change in unrealized
   appreciation
   (depreciation)........  2,049,803     143,964          392,262          232,188           100,707
 Capital gain
   distribution..........         --      90,975           84,994               --                --
                          ----------     -------          -------          -------           -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............  2,272,657     359,998          497,012          227,680           123,583
                          ----------     -------          -------          -------           -------
Increase (decrease) in
 net assets from
 operations.............. $2,393,415     541,567          534,913          224,129           119,031
                          ==========     =======          =======          =======           =======

                            Goldman Sachs Variable
                                Insurance Trust
                          ---------------------------
                          Goldman Sachs  Goldman Sachs
                           Growth and       Mid Cap
                           Income Fund    Value Fund
                          -------------  -------------
                          Year ended December 31, 2004
                          ---------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............     7,078          76,113
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............     6,372          24,528
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............        --              --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............        --              --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............        --              --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............        --              --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............        --              --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............        --              --
                             ------         -------
Net investment income
 (expense)...............       706          51,585
                             ------         -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    11,686          92,977
 Change in unrealized
   appreciation
   (depreciation)........    59,906         141,283
 Capital gain
   distribution..........        --          97,118
                             ------         -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............    71,592         331,378
                             ------         -------
Increase (decrease) in
 net assets from
 operations..............    72,298         382,963
                             ======         =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                              Greenwich
                          Street Series Fund                                          Janus Aspen Series
                          ------------------ -----------------------------------------------------------------------
                           Salomon Brothers                                  Capital                     Flexible
                               Variable        Balanced                   Appreciation     Capital        Income
                              Aggressive     Portfolio --     Balanced    Portfolio --   Appreciation  Portfolio --
                            Growth Fund --   Institutional  Portfolio --  Institutional  Portfolio --  Institutional
                               Class II         Shares     Service Shares    Shares     Service Shares    Shares
                          ------------------ ------------- -------------- ------------- -------------- -------------
                              Year ended
                          December 31, 2004                                      Year ended December 31, 2004
                          ------------------ -----------------------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............      $    --          109,776       119,412          8,921           117         23,064
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............           --           70,279            --         49,981            --          5,694
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............          772               --        23,018             --         4,680             --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............           --               --         5,429             --           179             --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............          567               --        29,865             --           731             --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............          359               --        23,737             --           317             --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............          101               --         1,191             --            --             --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............           --               --            --             --            --             --
                               -------          -------       -------       --------        ------        -------
Net investment income
 (expense)...............       (1,799)          39,497        36,172        (41,060)       (5,790)        17,370
                               -------          -------       -------       --------        ------        -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)        2,977          (46,329)       49,182       (108,183)        3,625          1,503
 Change in unrealized
   appreciation
   (depreciation)........       11,212          337,477       251,307        705,506        66,135        (12,121)
 Capital gain
   distribution..........           --               --            --             --            --          3,161
                               -------          -------       -------       --------        ------        -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............       14,189          291,148       300,489        597,323        69,760         (7,457)
                               -------          -------       -------       --------        ------        -------
Increase (decrease) in
 net assets from
 operations..............      $12,390          330,645       336,661        556,263        63,970          9,913
                               =======          =======       =======       ========        ======        =======


                          -----------------------------

                           Global Life       Global
                             Sciences      Technology
                           Portfolio --   Portfolio --
                          Service Shares Service Shares
                          -------------- --------------


                          -----------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............         --             --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............         --             --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............        666            323
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............      1,250              1
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............        433            584
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............        278            370
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............         --             --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............         --             --
                              ------         ------
Net investment income
 (expense)...............     (2,627)        (1,278)
                              ------         ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)      4,916             93
 Change in unrealized
   appreciation
   (depreciation)........     17,338            487
 Capital gain
   distribution..........         --             --
                              ------         ------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............     22,254            580
                              ------         ------
Increase (decrease) in
 net assets from
 operations..............     19,627           (698)
                              ======         ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                     Janus Aspen Series (continued)
                              -----------------------------------------------------------------------------------------------
                                                         International International    Mid Cap      Mid Cap      Worldwide
                                 Growth        Growth       Growth        Growth        Growth        Growth       Growth
                              Portfolio --  Portfolio -- Portfolio --  Portfolio --  Portfolio --  Portfolio -- Portfolio --
                              Institutional   Service    Institutional    Service    Institutional   Service    Institutional
                                 Shares        Shares       Shares        Shares        Shares        Shares       Shares
                              ------------- ------------ ------------- ------------- ------------- ------------ -------------
                                                                      Year ended December 31, 2004
                              -----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............   $   3,069          --        12,308         6,136            --           --        20,166
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)...............      30,513          --        19,119            --        43,103           --        28,025
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)...............          --       2,862            --         3,304            --        2,582            --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)...............          --         832            --           391            --          821            --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...............          --       1,285            --         5,818            --        1,274            --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...............          --         484            --         1,097            --          197            --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)...............          --          --            --            76            --           --            --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)...............          --          --            --            --            --           --            --
                                ---------      ------       -------       -------      --------       ------      --------
Net investment income
  (expense)..................     (27,444)     (5,463)       (6,811)       (4,550)      (43,103)      (4,874)       (7,859)
                                ---------      ------       -------       -------      --------       ------      --------
Net realized and unrealized
  gain (loss) on
  investments:
   Net realized gain (loss)..    (152,759)      3,008       (54,196)       56,172      (386,179)       9,809      (110,002)
   Change in unrealized
     appreciation
     (depreciation)..........     236,516      11,115       280,240        69,828       974,657       51,206       182,203
   Capital gain distribution.          --          --            --            --            --           --            --
                                ---------      ------       -------       -------      --------       ------      --------
Net realized and unrealized
  gain (loss) on
  investments on investments.      83,757      14,123       226,044       126,000       588,478       61,015        72,201
                                ---------      ------       -------       -------      --------       ------      --------
Increase (decrease) in net
  assets from operations.....   $  56,313       8,660       219,233       121,450       545,375       56,141        64,342
                                =========      ======       =======       =======      ========       ======      ========

                              ------------
                               Worldwide
                                 Growth
                              Portfolio --
                                Service
                                 Shares
                              ------------

                              ------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............     6,139
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)...............        --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)...............     3,551
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)...............     1,088
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...............     5,304
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...............       938
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)...............        --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)...............        --
                                 ------
Net investment income
  (expense)..................    (4,742)
                                 ------
Net realized and unrealized
  gain (loss) on
  investments:
   Net realized gain (loss)..     9,112
   Change in unrealized
     appreciation
     (depreciation)..........    12,362
   Capital gain distribution.        --
                                 ------
Net realized and unrealized
  gain (loss) on
  investments on investments.    21,474
                                 ------
Increase (decrease) in net
  assets from operations.....    16,732
                                 ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                          J.P. Morgan Series Trust II               Merrill Lynch Variable Series Fund, Inc.
                             -----------------------------------------------------  ----------------------------------------
                                                                                                   Merrill Lynch Merrill Lynch
                                                                                    Merrill Lynch    Large Cap       Value
                                                                         U.S. Large  Basic Value    Growth V.I.  Opportunities
                                       International  Mid Cap    Small    Cap Core  V.I. Fund --      Fund --    V.I. Fund --
                               Bond       Equity       Value    Company    Equity     Class III      Class III     Class III
                             Portfolio   Portfolio   Portfolio Portfolio Portfolio     Shares         Shares        Shares
                             --------- ------------- --------- --------- ---------- -------------  ------------- -------------
                                          Year ended December 31, 2004              Period from April 30, to December 31, 2004
                             -----------------------------------------------------  ----------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends..............  $24,877        186        7,600       --        953         869             36          5,333
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)..............       --         --           --       --         --          --             --             --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)..............    1,532         --        2,446      340        305          28             --            113
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)..............       --         --          390      394         --          --             --             --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)..............    9,911        391       18,820    2,404      1,313         157            119             36
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)..............      817        272          499      105        331          --             --             --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)..............       --         --           --       --         --         156             --             --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)..............       --         --           --       --         --          --             --             --
                              -------      -----      -------   ------     ------       -----          -----        -------
Net investment income
  (expense).................   12,617       (477)     (14,555)  (3,243)      (996)        528            (83)         5,184
                              -------      -----      -------   ------     ------       -----          -----        -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain (loss).   (1,133)       104       34,219    4,170        238        (225)             7            586
   Change in unrealized
     appreciation
     (depreciation).........   10,985      8,512      256,713   57,645     10,747       5,216          2,856        (16,022)
   Capital gain
     distribution...........    4,917         --        1,416       --         --         130             --         14,329
                              -------      -----      -------   ------     ------       -----          -----        -------
Net realized and
  unrealized gain (loss)
  on investments on
  investments...............   14,769      8,616      292,348   61,815     10,985       5,121          2,863         (1,107)
                              -------      -----      -------   ------     ------       -----          -----        -------
Increase (decrease) in net
  assets from operations....  $27,386      8,139      277,793   58,572      9,989       5,649          2,780          4,077
                              =======      =====      =======   ======     ======       =====          =====        =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II


                                                               MFS(R) Variable Insurance Trust
                          ----------------------------------------------------------------------------------------
                          MFS(R) Investors  MFS(R) Investors     MFS(R) New      MFS(R) Strategic   MFS(R) Total
                            Growth Stock    Trust Series --  Discovery Series -- Income Series -- Return Series --
                          Series -- Service  Service Class      Service Class     Service Class    Service Class
                            Class Shares         Shares            Shares             Shares           Shares
                          ----------------- ---------------- ------------------- ---------------- ----------------

                                                                Year ended December 31, 2004
                          ----------------------------------------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............     $     --            6,506                 --             6,372            3,791
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............           --               --                957                --               --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............        9,549            6,037              4,070               515            2,225
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............          808              931                681                --               --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............        9,586           19,273              6,791             1,844            3,876
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............        5,714            2,064                672               198               91
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............          550              269                177                --               --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............           --               --                 --                --               --
                              --------          -------            -------            ------           ------
Net investment income
 (expense)...............      (26,207)         (22,068)           (13,348)            3,815           (2,401)
                              --------          -------            -------            ------           ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)       28,143           21,920              9,668              (670)           3,038
 Change in unrealized
   appreciation
   (depreciation)........      139,073          216,248             46,706             8,475           49,460
 Capital gain
   distribution..........           --               --                 --                --               --
                              --------          -------            -------            ------           ------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............      167,216          238,168             56,374             7,805           52,498
                              --------          -------            -------            ------           ------
Increase (decrease) in
 net assets from
 operations..............     $141,009          216,100             43,026            11,620           50,097
                              ========          =======            =======            ======           ======

                                           Nations Separate Account
                                                     Trust
                          ---------------- ------------------------
                          MFS(R) Utilities  Nations  Nations Marsico
                             Series --      Marsico   International
                           Service Class    Growth    Opportunities
                               Shares      Portfolio    Portfolio
                          ---------------- --------- ---------------
                                                  Year ended
                                               December 31, 2004
                          ---------------- ------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............       9,692            --        6,508
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............          --            --           --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............       7,305         7,829       13,422
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............       1,124         1,759        1,235
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............       3,812         6,113        3,477
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............         680           902          441
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............         511         1,348          879
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............          --            --           --
                              -------       -------      -------
Net investment income
 (expense)...............      (3,740)      (17,951)     (12,946)
                              -------       -------      -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)      39,633         6,038       17,779
 Change in unrealized
   appreciation
   (depreciation)........     214,126       192,671      223,531
 Capital gain
   distribution..........          --            --        3,394
                              -------       -------      -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............     253,759       198,709      244,704
                              -------       -------      -------
Increase (decrease) in
 net assets from
 operations..............     250,019       180,758      231,758
                              =======       =======      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                          Oppenheimer Variable Account Funds
                          -------------------------------------------------------------------------------------------------
                                      Oppenheimer                                                   Oppenheimer  Oppenheimer
                                      Aggressive              Oppenheimer                             Capital      Global
                          Oppenheimer   Growth                  Balanced               Oppenheimer  Appreciation Securities
                          Aggressive  Fund/VA --  Oppenheimer  Fund/VA --  Oppenheimer   Capital     Fund/VA --  Fund/VA --
                            Growth      Service    Balanced     Service       Bond     Appreciation   Service      Service
                            Fund/VA     Shares      Fund/VA      Shares      Fund/VA     Fund/VA       Shares      Shares
                          ----------- ----------- ----------- ------------ ----------- ------------ ------------ -----------
                                                              Period from
                                                               April 30,
                                                                2004 to
                                                              December 31,
                             Year ended December 31, 2004         2004               Year ended December 31, 2004
                          ----------------------------------  ------------ ------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............  $      --        --       8,900           --      93,011        4,767        3,354       25,030
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............     12,829        --      12,056           --      27,777       20,039           --           --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............         --       572          --          315          --           --        6,998       11,479
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............         --        26          --           --          --           --            8        1,441
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............         --     1,469          --          472          --           --       27,916       18,571
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............         --        36          --            7          --           --          867        7,257
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............         --       188          --           34          --           --        2,139          503
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............         --        --          --           --          --           --           --           --
                           ---------    ------      ------       ------      ------      -------      -------      -------
Net investment income
 (expense)...............    (12,829)   (2,291)     (3,156)        (828)     65,234      (15,272)     (34,574)     (14,221)
                           ---------    ------      ------       ------      ------      -------      -------      -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)   (107,777)     (676)      3,185          789       7,564      (78,149)      13,950       68,088
 Change in unrealized
   appreciation
   (depreciation)........    271,376    27,960      72,096       12,901       3,840      151,919      212,854      399,523
 Capital gain
   distribution..........         --        --          --           --          --           --           --           --
                           ---------    ------      ------       ------      ------      -------      -------      -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............    163,599    27,284      75,281       13,690      11,404       73,770      226,804      467,611
                           ---------    ------      ------       ------      ------      -------      -------      -------
Increase (decrease) in
 net assets from
 operations..............  $ 150,770    24,993      72,125       12,862      76,638       58,498      192,230      453,390
                           =========    ======      ======       ======      ======      =======      =======      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                             Oppenheimer Variable Account Funds (continued) PBHG Insurance Series Fund, Inc.
                             ---------------------------------------------  ------------------------------
                                                           Oppenheimer Main
                             Oppenheimer Oppenheimer Main  Street Small Cap
                             High Income Street Fund/VA --    Fund/VA --    PBHG Growth II   PBHG Large Cap
                               Fund/VA    Service Shares    Service Shares    Portfolio     Growth Portfolio
                             ----------- ----------------- ---------------- --------------  ----------------
                                      Year ended December 31, 2004           Year ended December 31, 2004
                             ---------------------------------------------  ------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends..............   $41,494         43,982               --               --              --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)..............     8,805             --               --            4,171           9,753
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)..............        --         27,333            8,955               --              --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)..............        --          4,166            1,031               --              --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)..............        --         47,430           18,016               --              --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)..............        --         27,745            3,024               --              --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)..............        --          1,717              857               --              --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)..............        --             --               --               --              --
                               -------        -------          -------         --------         -------
Net investment income
  (expense).................    32,689        (64,409)         (31,883)          (4,171)         (9,753)
                               -------        -------          -------         --------         -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain (loss).    (3,291)       142,048           31,810         (103,440)        (49,295)
   Change in unrealized
     appreciation
     (depreciation).........    12,826        420,295          402,160          123,521         107,379
   Capital gain
     distribution...........        --             --               --               --              --
                               -------        -------          -------         --------         -------
Net realized and
  unrealized gain (loss)
  on investments on
  investments...............     9,535        562,343          433,970           20,081          58,084
                               -------        -------          -------         --------         -------
Increase (decrease) in net
  assets from operations....   $42,224        497,934          402,087           15,910          48,331
                               =======        =======          =======         ========         =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II



                                             PIMCO Variable Insurance Trust                The Prudential Series Fund, Inc.
                              ------------------------------------------------------------ -------------------------------
                               Foreign Bond
                                Portfolio                      Long-Term
                               (U.S. Dollar    High Yield   U.S. Government  Total Return  Jennison 20/20
                                Hedged) --    Portfolio --   Portfolio --    Portfolio --      Focus          Jennison
                              Administrative Administrative Administrative  Administrative  Portfolio --    Portfolio --
                               Class Shares   Class Shares   Class Shares    Class Shares     Class II     Class II Shares
                              -------------- -------------- --------------- -------------- --------------  ---------------


                                              Year ended December 31, 2004                  Year ended December 31, 2004
                              ------------------------------------------------------------ -------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............     $4,740        222,895         263,714        385,387            --               32
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)...............         --             --              --          2,075            --               --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)...............        346         17,333          39,833         99,506            --               --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)...............        297          4,470           4,476         15,029            --               --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...............        854         24,406          31,736         82,850           159            1,042
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...............      1,194          5,599          19,105         27,179            --              142
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)...............         --          1,688           1,797          4,436            --               --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)...............         --             --              --             --            --               --
                                  ------        -------         -------        -------         -----           ------
Net investment income
  (expense)..................      2,049        169,399         166,767        154,312          (159)          (1,152)
                                  ------        -------         -------        -------         -----           ------
Net realized and unrealized
  gain (loss) on
  investments:
   Net realized gain (loss)..        505         20,047         (11,812)        60,109            26              155
   Change in unrealized
     appreciation
     (depreciation)..........        259         69,771          69,067         96,205         1,448            6,334
   Capital gain distribution.      1,325             --         104,451        155,084            --               --
                                  ------        -------         -------        -------         -----           ------
Net realized and unrealized
  gain (loss) on
  investments on investments.      2,089         89,818         161,706        311,398         1,474            6,489
                                  ------        -------         -------        -------         -----           ------
Increase (decrease) in net
  assets from operations.....     $4,138        259,217         328,473        465,710         1,315            5,337
                                  ======        =======         =======        =======         =====           ======

                                 Rydex
                                Variable
                                 Trust
                              ------------





                                OTC Fund
                              ------------
                               Year ended
                              December 31,
                                  2004
                              ------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............        --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)...............        --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)...............     2,310
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)...............       459
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...............     4,331
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...............       828
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)...............         7
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)...............        --
                                 ------
Net investment income
  (expense)..................    (7,935)
                                 ------
Net realized and unrealized
  gain (loss) on
  investments:
   Net realized gain (loss)..    38,663
   Change in unrealized
     appreciation
     (depreciation)..........    39,939
   Capital gain distribution.        --
                                 ------
Net realized and unrealized
  gain (loss) on
  investments on investments.    78,602
                                 ------
Increase (decrease) in net
  assets from operations.....    70,667
                                 ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II


                              Salomon Brothers Variable Series Funds Inc           Scudder Variable Series II
                             -------------------------------------------- --------------------------------------------
                             Salomon   Salomon    Salomon      Salomon
                             Brothers Brothers    Brothers     Brothers      Scudder       SVS Dreman
                             Variable Variable    Variable     Variable     Technology    High Return     SVS Dreman
                             All Cap  Investors  Strategic   Total Return     Growth         Equity     Small Cap Value
                             Fund --   Fund --  Bond Fund --   Fund --     Portfolio --   Portfolio --   Portfolio --
                             Class II  Class I    Class I      Class I    Class B Shares Class B Shares Class B Shares
                             -------- --------- ------------ ------------ -------------- -------------- ---------------
                                     Year ended December 31, 2004                 Year ended December 31, 2004
                             -------------------------------------------- --------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends................ $   543    3,029      13,866       2,740             --          3,773            489
 Expenses -- Mortality and
   expense risk and
   administrative expenses
   -- Type I (note 4a)......      --    2,986       4,157       1,770             --             --             --
 Expenses -- Mortality and
   expense risk and
   administrative expenses
   -- Type II (note 4a).....     732       --          --          --             86            784            111
 Expenses - Mortality and
   expense risk and
   administrative expenses
   -- Type III (note 4a)....      --       --          --          --             --             --             --
 Expenses -- Mortality and
   expense risk,
   administrative and
   enhanced rider expenses
   -- Type IV (note 4a).....   1,483       --          --          --          1,038          4,767          2,788
 Expenses -- Mortality and
   expense risk,
   administrative and
   enhanced rider expenses
   -- Type V (note 4a)......      --       --          --          --            150             --             67
 Expenses -- Mortality and
   expense risk and
   administrative expenses
   -- Type VI (note 4a).....     769       --          --          --             --             --             --
 Expenses -- Mortality and
   expense risk and
   administrative expenses
   -- Type VII (note 4a)....      --       --          --          --             --             --             --
                             -------   ------      ------       -----         ------         ------         ------
Net investment income
 (expense)..................  (2,441)      43       9,709         970         (1,274)        (1,778)        (2,477)
                             -------   ------      ------       -----         ------         ------         ------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)...   2,514      619         751         197          1,323         12,725          4,686
 Change in unrealized
   appreciation
   (depreciation)...........  14,875   17,270        (238)      5,723          5,782         35,042         47,530
 Capital gain distribution..      --       --       5,050       2,214             --             --             --
                             -------   ------      ------       -----         ------         ------         ------
Net realized and unrealized
 gain (loss) on investments
 on investments.............  17,389   17,889       5,563       8,134          7,105         47,767         52,216
                             -------   ------      ------       -----         ------         ------         ------
Increase (decrease) in net
 assets from operations..... $14,948   17,932      15,272       9,104          5,831         45,989         49,739
                             =======   ======      ======       =====         ======         ======         ======

                                  Van Kampen Life
                                 Investment Trust
                             ---------------------------

                                              Emerging
                               Comstock        Growth
                             Portfolio --   Portfolio --
                               Class II       Class II
                                Shares         Shares
                             ------------   ------------
                             Year ended December 31, 2004
                             ---------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends................     4,913             --
 Expenses -- Mortality and
   expense risk and
   administrative expenses
   -- Type I (note 4a)......        --             --
 Expenses -- Mortality and
   expense risk and
   administrative expenses
   -- Type II (note 4a).....     4,559            386
 Expenses - Mortality and
   expense risk and
   administrative expenses
   -- Type III (note 4a)....       233              3
 Expenses -- Mortality and
   expense risk,
   administrative and
   enhanced rider expenses
   -- Type IV (note 4a).....     7,927          1,145
 Expenses -- Mortality and
   expense risk,
   administrative and
   enhanced rider expenses
   -- Type V (note 4a)......     2,073            240
 Expenses -- Mortality and
   expense risk and
   administrative expenses
   -- Type VI (note 4a).....       852            137
 Expenses -- Mortality and
   expense risk and
   administrative expenses
   -- Type VII (note 4a)....        --             --
                               -------         ------
Net investment income
 (expense)..................   (10,731)        (1,911)
                               -------         ------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)...    14,473          1,260
 Change in unrealized
   appreciation
   (depreciation)...........   170,073          7,091
 Capital gain distribution..        --             --
                               -------         ------
Net realized and unrealized
 gain (loss) on investments
 on investments.............   184,546          8,351
                               -------         ------
Increase (decrease) in net
 assets from operations.....   173,815          6,440
                               =======         ======

                See accompanying notes to financial statements

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                      Statements of Changes in Net Assets

                                                               AIM Variable Insurance Funds
                             -----------------------------------------------------------------------------------------------
                                 AIM V.I.                                                AIM V.I. Capital
                                Aggressive      AIM V.I. Basic Value     AIM V.I. Blue     Appreciation     AIM V.I. Growth
                              Growth Fund --      Fund -- Series II       Chip Fund --   Fund -- Series I   Fund -- Series I
                             Series I Shares           Shares           Series I Shares       Shares             Shares
                             ---------------  ------------------------  ---------------  ----------------  -----------------
                                                           Period from
                                                              May 1,
                                Year ended     Year ended    2003 to       Year ended       Year ended         Year ended
                               December 31,   December 31, December 31,   December 31,     December 31,       December 31,
                             ---------------  ------------ ------------ ---------------  ----------------  -----------------
                               2004    2003       2004         2003       2004    2003     2004     2003     2004     2003
                             -------  ------  ------------ ------------ -------  ------  -------  -------  -------  --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $(1,075)   (222)    (18,634)     (1,704)    (1,717)   (220)  (5,222)  (2,434)  (5,752)   (6,736)
 Net realized gain
   (loss) on investments....     513     909       6,332        (378)       986      11    1,430    2,353   21,116    32,887
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   8,644   3,831     135,580      35,247      8,808   3,956   24,091   40,731   11,485   102,764
 Capital gain
   distribution.............      --      --          --          --         --      --       --       --       --        --
                             -------  ------   ---------     -------    -------  ------  -------  -------  -------  --------
    Increase (decrease)
     in net assets from
     operations.............   8,082   4,518     123,278      33,165      8,077   3,747   20,299   40,650   26,849   128,915
                             -------  ------   ---------     -------    -------  ------  -------  -------  -------  --------
From capital
 transactions:
 Net premiums...............  21,379  42,675   1,081,061     307,796    122,744  45,023   70,526   91,457    2,867   387,258
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........      --      --          --          --         --      --   (2,541)      --  (16,419)       --
   Surrenders...............  (4,867)    (41)    (30,181)     (1,172)    (7,571)     --  (22,779)  (4,411) (14,377)   (6,053)
   Administrative
    expenses (note 4a)......     (11)     --        (177)        (10)       (15)     --     (110)     (51)    (129)     (108)
   Transfers (to) from
    the Guarantee Account...  14,315    (303)    228,696      25,471     12,785   8,546   13,408   57,881    1,852     7,455
   Transfers (to) from
    other subaccounts.......   1,845      --      27,695          37      3,387     303   56,891  (14,817) (61,277) (227,316)
                             -------  ------   ---------     -------    -------  ------  -------  -------  -------  --------
    Increase (decrease)
     in net assets from
     capital transactions...  32,661  42,331   1,307,094     332,122    131,330  53,872  115,395  130,059  (87,483)  161,236
                             -------  ------   ---------     -------    -------  ------  -------  -------  -------  --------
Increase (decrease) in
 net assets.................  40,743  46,849   1,430,372     365,287    139,407  57,619  135,694  170,709  (60,634)  290,151
Net assets at beginning
 of year....................  46,849      --     365,287          --     59,088   1,469  287,594  116,885  441,661   151,510
                             -------  ------   ---------     -------    -------  ------  -------  -------  -------  --------
Net assets at end of year... $87,592  46,849   1,795,659     365,287    198,495  59,088  423,288  287,594  381,027   441,661
                             =======  ======   =========     =======    =======  ======  =======  =======  =======  ========
Change in units (note 5):
 Units purchased............   3,459   3,767     114,576      28,441     13,664   4,792   16,376   17,478    1,178    75,152
 Units redeemed.............    (831)     (4)    (13,678)       (101)    (2,485)     --   (3,194)  (2,256) (11,921)  (44,935)
                             -------  ------   ---------     -------    -------  ------  -------  -------  -------  --------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   2,628   3,763     100,898      28,340     11,179   4,792   13,182   15,222  (10,743)   30,217
                             =======  ======   =========     =======    =======  ======  =======  =======  =======  ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                              AIM Variable Insurance Funds (continued)        The Alger American Fund
                              -------------------------------------    --------------------------------------
                                  AIM V.I.                                                   Alger American
                               International       AIM V.I. Premier      Alger American    Small Capitalization
                               Growth Fund --       Equity Fund --     Growth Portfolio --    Portfolio --
                              Series II Shares      Series I Shares      Class O Shares      Class O Shares
                              ----------------   --------------------  -----------------   -------------------
                                Period from
                                November 15,
                                  2004 to             Year ended           Year ended          Year ended
                                December 31,         December 31,         December 31,        December 31,
                              ----------------   --------------------  -----------------   -------------------
                                    2004            2004       2003      2004       2003     2004      2003
                              ----------------   ---------  ---------  --------   -------  -------   --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............     $    (61)        (11,350)   (11,194)  (11,177)  (10,429) (10,779)    (9,111)
   Net realized gain
     (loss) on
     investments.............            1            (939)   (16,440)  (83,039)  (69,061) (38,584)  (154,811)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............        3,524          51,141    232,102   124,151   295,112  156,584    385,397
   Capital gain
     distribution............           --              --         --        --        --       --         --
                                  --------       ---------  ---------  --------   -------  -------   --------
       Increase
         (decrease) in
         net assets from
         operations..........        3,464          38,852    204,468    29,935   215,622  107,221    221,475
                                  --------       ---------  ---------  --------   -------  -------   --------
From capital
  transactions:
   Net premiums..............       99,900          26,683    165,371        --    53,444    6,345      3,278
   Transfers (to) from
     the general account
     of GE Capital Life
     Assurance Company
     of New York
     Death benefits..........           --          (3,010)   (20,529)  (55,950)  (21,189)  (5,839)        --
     Surrenders..............           --         (76,569)  (103,133) (114,113)  (27,247) (37,878)   (73,201)
     Administrative
       expenses (note 4a)....           --            (210)      (233)     (562)     (836)    (664)      (708)
     Transfers (to) from
       the Guarantee
       Account...............           (8)          4,035     78,177    (7,130)  (22,225) (50,206)    (4,957)
     Transfers (to) from
       other subaccounts.....           --         (45,598)   (69,052)   (2,342)   (1,281)  17,230     24,073
                                  --------       ---------  ---------  --------   -------  -------   --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........       99,892         (94,669)    50,601  (180,097)  (19,334) (71,012)   (51,515)
                                  --------       ---------  ---------  --------   -------  -------   --------
Increase (decrease) in
  net assets.................      103,356         (55,817)   255,069  (150,162)  196,288   36,209    169,960
Net assets at beginning
  of year....................           --       1,092,994    837,925   863,097   666,809  766,424    596,464
                                  --------       ---------  ---------  --------   -------  -------   --------
Net assets at end of year....     $103,356       1,037,177  1,092,994   712,935   863,097  802,633    766,424
                                  ========       =========  =========  ========   =======  =======   ========
Change in units (note 5):
   Units purchased...........        9,724          11,142     37,488       116    13,300    8,899      5,184
   Units redeemed............           --         (23,924)   (29,782)  (19,066)  (15,966) (17,983)   (14,848)
                                  --------       ---------  ---------  --------   -------  -------   --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........        9,724         (12,782)     7,706   (18,950)   (2,666)  (9,084)    (9,664)
                                  ========       =========  =========  ========   =======  =======   ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                       AllianceBernstein Variable Products Series Fund, Inc.
                             -----------------------------------------------------------------------------------
                                                    AllianceBernstein
                                                      International                         AllianceBernstein
                               AllianceBernstein          Value         AllianceBernstein       Small Cap
                               Growth and Income      Portfolio --       Premier Growth          Growth
                              Portfolio -- Class B       Class B      Portfolio -- Class B  Portfolio -- Class B
                             ---------------------  ----------------- --------------------  -------------------
                                                       Period from
                                                      November 15,
                                   Year ended            2004 to           Year ended          Year ended
                                  December 31,        December 31,        December 31,        December 31,
                             ---------------------  ----------------- --------------------  -------------------
                                2004        2003          2004           2004       2003      2004       2003
                             ----------  ---------  ----------------- ---------  ---------   -------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (49,497)   (23,561)         (53)        (22,589)   (10,797)  (1,745)    (1,569)
 Net realized gain
   (loss) on investments....     90,831    (24,962)           4           9,587      9,507    3,025     (1,196)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    523,582    857,088        1,944         114,996    163,462   11,120     41,933
 Capital gain
   distribution.............         --         --           --              --         --       --         --
                             ----------  ---------       ------       ---------  ---------   -------   -------
    Increase (decrease)
     in net assets from
     operations.............    564,916    808,565        1,895         101,994    162,172   12,400     39,168
                             ----------  ---------       ------       ---------  ---------   -------   -------
From capital
 transactions:
 Net premiums...............  1,482,822  1,222,199           --         276,056    662,559       --        290
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........    (67,657)  (157,095)          --          (4,733)  (268,517)      --         --
   Surrenders...............   (356,901)  (165,310)         (74)        (33,597)   (27,125) (18,836)        --
   Administrative
    expenses (note 4a)......     (1,416)      (853)          --            (425)      (206)     (27)       (22)
   Transfers (to) from
    the Guarantee Account...    527,334    542,998        3,374         105,155    216,261    1,547      3,367
   Transfers (to) from
    other subaccounts.......    217,972    286,576       28,764          10,455     28,397   (9,838)     7,794
                             ----------  ---------       ------       ---------  ---------   -------   -------
    Increase (decrease)
     in net assets from
     capital transactions...  1,802,154  1,728,515       32,064         352,911    611,369  (27,154)    11,429
                             ----------  ---------       ------       ---------  ---------   -------   -------
Increase (decrease) in
 net assets.................  2,367,070  2,537,080       33,959         454,905    773,541  (14,754)    50,597
Net assets at beginning
 of year....................  4,563,057  2,025,977           --       1,169,233    395,692  128,210     77,613
                             ----------  ---------       ------       ---------  ---------   -------   -------
Net assets at end of year... $6,930,127  4,563,057       33,959       1,624,138  1,169,233  113,456    128,210
                             ==========  =========       ======       =========  =========   =======   =======
Change in units (note 5):
 Units purchased............    265,824    234,168        3,229          67,003    121,006      169      1,460
 Units redeemed.............    (84,859)   (36,964)          (7)        (23,491)   (39,512)  (2,933)        (3)
                             ----------  ---------       ------       ---------  ---------   -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    180,965    197,204        3,222          43,512     81,494   (2,764)     1,457
                             ==========  =========       ======       =========  =========   =======   =======

                             ----------------------------



                             AllianceBernstein Technology
                               Portfolio -- Class B
                             ---------------------------
                                            Period from
                                               May 1,
                              Year ended      2003 to
                             December 31,   December 31,
                             ------------   ------------
                                 2004           2003
                             ------------   ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (3,691)          (758)
 Net realized gain
   (loss) on investments....     2,208          2,121
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    22,109          6,187
 Capital gain
   distribution.............        --             --
                               -------        -------
    Increase (decrease)
     in net assets from
     operations.............    20,626          7,550
                               -------        -------
From capital
 transactions:
 Net premiums...............   115,749        118,358
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........        --             --
   Surrenders...............    (3,865)        (1,860)
   Administrative
    expenses (note 4a)......      (106)            --
   Transfers (to) from
    the Guarantee Account...    26,747         27,320
   Transfers (to) from
    other subaccounts.......   (29,022)        39,498
                               -------        -------
    Increase (decrease)
     in net assets from
     capital transactions...   109,503        183,316
                               -------        -------
Increase (decrease) in
 net assets.................   130,129        190,866
Net assets at beginning
 of year....................   190,866             --
                               -------        -------
Net assets at end of year...   320,995        190,866
                               =======        =======
Change in units (note 5):
 Units purchased............    14,505         14,643
 Units redeemed.............    (5,335)          (148)
                               -------        -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     9,170         14,495
                               =======        =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                           American Century Variable Portfolios, Inc.
                             -----------------------------------------------------------------------------
                                VP Income & Growth         VP International              VP Ultra
                                  Fund -- Class I           Fund -- Class I           Fund -- Class I
                             ------------------------  ------------------------  ------------------------
                                          Period from               Period from               Period from
                                             May 1,                    May 1,                    May 1,
                              Year ended    2003 to     Year ended    2003 to     Year ended    2003 to
                             December 31, December 31, December 31, December 31, December 31, December 31,
                             ------------ ------------ ------------ ------------ ------------ ------------
                                 2004         2003         2004         2003         2004         2003
                             ------------ ------------ ------------ ------------ ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   $   (364)       (517)        (821)        (116)      (2,650)         (68)
 Net realized gain
   (loss) on investments....      3,088         566          693           23          403            4
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     13,010      11,897       12,628        2,944       27,416        1,027
 Capital gain
   distribution.............         --          --           --           --           --           --
                               --------     -------      -------       ------      -------       ------
    Increase (decrease)
     in net assets from
     operations.............     15,734      11,946       12,500        2,851       25,169          963
                               --------     -------      -------       ------      -------       ------
From capital
 transactions:
 Net premiums...............     40,070      93,562       74,191       21,798      334,881       12,480
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........         --          --           --           --           --           --
   Surrenders...............     (1,272)         --       (6,037)          --       (1,610)          --
   Administrative
    expenses (note 4a)......        (54)         --           --           --          (26)          --
   Transfers (to) from
    the Guarantee Account...      4,017       1,211       14,942           --       22,093        5,034
   Transfers (to) from
    other subaccounts.......       (268)         (6)       2,405         (253)       3,486           --
                               --------     -------      -------       ------      -------       ------
    Increase (decrease)
     in net assets from
     capital transactions...     42,493      94,767       85,501       21,545      358,824       17,514
                               --------     -------      -------       ------      -------       ------
Increase (decrease) in
 net assets.................     58,227     106,713       98,001       24,396      383,993       18,477
Net assets at beginning
 of year....................    106,713          --       24,396           --       18,477           --
                               --------     -------      -------       ------      -------       ------
Net assets at end of year...   $164,940     106,713      122,397       24,396      402,470       18,477
                               ========     =======      =======       ======      =======       ======
Change in units (note 5):
 Units purchased............      5,782       8,524        7,617        2,071       31,903        1,564
 Units redeemed.............     (2,458)         (1)        (584)         (24)      (2,238)          --
                               --------     -------      -------       ------      -------       ------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....      3,324       8,523        7,033        2,047       29,665        1,564
                               ========     =======      =======       ======      =======       ======

                             -------------------------
                                     VP Value
                                  Fund -- Class I
                             ------------------------
                                          Period from
                                             May 1,
                              Year ended    2003 to
                             December 31, December 31,
                             ------------ ------------
                                 2004         2003
                             ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     (6,655)     (1,882)
 Net realized gain
   (loss) on investments....      7,371       4,983
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    117,741     115,799
 Capital gain
   distribution.............      6,660          --
                              ---------     -------
    Increase (decrease)
     in net assets from
     operations.............    125,117     118,900
                              ---------     -------
From capital
 transactions:
 Net premiums...............    168,502     667,056
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........         --          --
   Surrenders...............     (4,670)        (53)
   Administrative
    expenses (note 4a)......        (26)         --
   Transfers (to) from
    the Guarantee Account...    177,348      22,225
   Transfers (to) from
    other subaccounts.......      1,637          --
                              ---------     -------
    Increase (decrease)
     in net assets from
     capital transactions...    342,791     689,228
                              ---------     -------
Increase (decrease) in
 net assets.................    467,908     808,128
Net assets at beginning
 of year....................    808,128          --
                              ---------     -------
Net assets at end of year...  1,276,036     808,128
                              =========     =======
Change in units (note 5):
 Units purchased............     28,898      64,091
 Units redeemed.............     (3,033)         (5)
                              ---------     -------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....     25,865      64,086
                              =========     =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                         Dreyfus
                             --------------------------------------------------------------------------------------------------
                                                                                      The Dreyfus
                                                                                       Socially
                                Dreyfus Investment                                    Responsible
                              Portfolios -- Emerging      Dreyfus Investment         Growth Fund,    Dreyfus Variable Investment
                               Markets Portfolio --    Portfolios -- MidCap Stock   Inc. -- Initial    Fund -- Money Market
                                  Initial Shares       Portfolio -- Initial Shares      Shares               Portfolio
                             ------------------------  --------------------------  ----------------  --------------------------
                                          Period from                Period from                                   Period from
                                             May 1,                     May 1,                                        May 1,
                              Year ended    2003 to     Year ended     2003 to        Year ended      Year ended     2003 to
                             December 31, November 14, December 31,  December 31,    December 31,    December 31,  December 31,
                             ------------ ------------ ------------  ------------  ----------------  ------------  ------------
                                 2004         2003         2004          2003        2004     2003       2004          2003
                             ------------ ------------ ------------  ------------  -------  -------  ------------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     $--          (1,943)       (529)         (109)     (1,652)  (1,086)    (1,606)          (38)
 Net realized gain
   (loss) on investments....      --          14,823       1,094            25       1,612     (424)        --            --
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............      --           7,989       5,518         4,152      15,069   20,752         --            --
 Capital gain
   distribution.............      --              --       1,665            --          --       --         --            --
                                 ---        --------      ------        ------     -------  -------    -------        ------
    Increase (decrease)
     in net assets from
     operations.............      --          20,869       7,748         4,068      15,029   19,242     (1,606)          (38)
                                 ---        --------      ------        ------     -------  -------    -------        ------
From capital
 transactions:
 Net premiums...............      --          36,433      35,055        19,124      46,399   21,641    491,729         9,435
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........      --         (42,584)         --            --          --       --         --            --
   Surrenders...............      --         (11,363)     (6,808)          (27)     (3,846)  (3,659)    (5,593)           --
   Administrative
    expenses (note 4a)......      --            (111)        (19)           --        (211)    (168)        (8)           --
   Transfers (to) from
    the Guarantee Account...      --          55,461       5,886         7,956     115,355   28,746     16,394            (1)
   Transfers (to) from
    other subaccounts.......      --        (197,116)     (1,040)           --     (20,808)   2,886    248,401           722
                                 ---        --------      ------        ------     -------  -------    -------        ------
    Increase (decrease)
     in net assets from
     capital transactions...      --        (159,280)     33,074        27,053     136,889   49,446    750,923        10,156
                                 ---        --------      ------        ------     -------  -------    -------        ------
Increase (decrease) in
 net assets.................      --        (138,411)     40,822        31,121     151,918   68,688    749,317        10,118
Net assets at beginning
 of year....................      --         138,411      31,121            --     116,092   47,404     10,118            --
                                 ---        --------      ------        ------     -------  -------    -------        ------
Net assets at end of year...     $--              --      71,943        31,121     268,010  116,092    759,435        10,118
                                 ===        ========      ======        ======     =======  =======    =======        ======
Change in units (note 5):
 Units purchased............      --           3,747       3,578         2,463      24,875    7,787    120,463         1,024
 Units redeemed.............      --         (18,626)       (988)           (3)     (8,890)    (561)   (43,847)           --
                                 ---        --------      ------        ------     -------  -------    -------        ------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....      --         (14,879)      2,590         2,461      15,985    7,226     76,616         1,024
                                 ===        ========      ======        ======     =======  =======    =======        ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                       Eaton Vance Variable Trust
                              ----------------------------------------------------------------------------
                                  VT Floating-Rate              VT Income            VT Worldwide Health
                                     Income Fund             Fund of Boston             Sciences Fund
                              ------------------------  ------------------------  ------------------------
                                              Period    Period from  Period from               Period from
                                              May 1,     January 1,     May 1,                    May 1,
                               Year ended    2003 to      2004 to      2003 to     Year ended    2003 to
                              December 31, December 31, December 15, December 31, December 31, December 31,
                              ------------ ------------ ------------ ------------ ------------ ------------
                                  2004         2003         2004         2003         2004         2003
                              ------------ ------------ ------------ ------------ ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  $   37,681       1,214         (875)       (769)      (9,338)      (1,370)
   Net realized gain
     (loss) on
     investments.............       2,360       1,900        4,625       4,415        5,045           41
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............       1,851          86       (6,599)      6,599       33,904       10,821
   Capital gain
     distribution............          --          --           --          --           --           --
                               ----------   ---------     --------     -------      -------      -------
       Increase
         (decrease) in
         net assets from
         operations..........      41,892       3,200       (2,849)     10,245       29,611        9,492
                               ----------   ---------     --------     -------      -------      -------
From capital
  transactions:
   Net premiums..............   2,977,601     971,081      286,913     124,899      443,952      228,877
   Transfers (to) from
     the general account
     of GE Capital Life
     Assurance Company
     of New York
     Death benefits..........     (12,412)         --           --          --      (48,956)          --
     Surrenders..............     (87,800)    (11,019)      (9,192)         --      (34,305)          (2)
     Administrative
       expenses (note 4a)....        (395)         --          (20)         --         (147)          --
     Transfers (to) from
       the Guarantee
       Account...............     775,865      43,004      156,036      18,297      118,690       37,373
     Transfers (to) from
       other subaccounts.....     727,561     171,125     (584,916)        587       18,971           16
                               ----------   ---------     --------     -------      -------      -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   4,380,420   1,174,191     (151,179)    143,783      498,205      266,264
                               ----------   ---------     --------     -------      -------      -------
Increase (decrease) in
  net assets.................   4,422,312   1,177,391     (154,028)    154,028      527,816      275,756
Net assets at beginning
  of year....................   1,177,391          --      154,028          --      275,756           --
                               ----------   ---------     --------     -------      -------      -------
Net assets at end of year....  $5,599,703   1,177,391           --     154,028      803,572      275,756
                               ==========   =========     ========     =======      =======      =======
Change in units (note 5):
   Units purchased...........     735,962     117,614       60,226      13,856       60,023       20,729
   Units redeemed............    (304,444)     (1,093)     (74,082)         --      (22,015)          --
                               ----------   ---------     --------     -------      -------      -------
   Net increase
     (decrease) in units
     from capital
     transactions
     with contract owners....     431,518     116,521      (13,856)     13,856       38,008       20,729
                               ==========   =========     ========     =======      =======      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II


                             ------------------------------------------------------
                                 Federated                         Federated High
                              American Leaders      Federated        Income Bond
                                 Fund II --      Capital Income      Fund II --
                               Primary Shares        Fund II       Primary Shares
                             -----------------  ----------------  ----------------

                                 Year ended        Year ended        Year ended
                                December 31,      December 31,      December 31,
                             -----------------  ----------------  ----------------
                               2004      2003     2004     2003     2004     2003
                             --------  -------  -------  -------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense)................. $    (51)     957   13,387   19,797   24,850   26,403
 Net realized gain
  (loss) on investments.....     (284) (22,853) (17,353) (11,364)    (279) (10,795)
 Change in unrealized
  appreciation
  (depreciation) on
  investments...............   54,992  157,361   40,774   62,493   11,043   65,371
 Capital gain
  distribution..............       --       --       --       --       --       --
                             --------  -------  -------  -------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............   54,657  135,465   36,808   70,926   35,614   80,979
                             --------  -------  -------  -------  -------  -------
From capital
 transactions:
 Net premiums...............      280      503    2,532      300      600      600
 Transfers (to) from the
  general account of GE
  Capital Life Assurance
  Company of New York
  Death benefits............       --   (7,152)      --       --       --       --
  Surrenders................  (11,913) (45,611)  (9,877)  (1,602) (73,879) (26,942)
  Administrative
    expenses (note 4a)......     (590)    (544)    (351)    (391)    (192)    (219)
  Transfers (to) from
    the Guarantee Account...       22  (12,659)      (6)     106    5,288    2,432
  Transfers (to) from
    other subaccounts.......    8,807    7,287   (2,484)   1,216  (20,020)  50,546
                             --------  -------  -------  -------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...   (3,394) (58,176) (10,186)    (371) (88,203)  26,417
                             --------  -------  -------  -------  -------  -------
Increase (decrease) in
 net assets.................   51,263   77,289   26,622   70,556  (52,589) 107,397
Net assets at beginning
 of year....................  668,138  590,849  444,808  374,252  453,130  345,733
                             --------  -------  -------  -------  -------  -------
Net assets at end of year... $719,401  668,138  471,430  444,808  400,541  453,130
                             ========  =======  =======  =======  =======  =======
Change in units (note 5):
 Units purchased............    1,156      981    3,467      227    1,382    7,054
 Units redeemed.............   (1,497)  (8,293)  (4,756)    (275)  (9,489)  (3,574)
                             --------  -------  -------  -------  -------  -------
 Net increase (decrease)
  in units from capital
  transactions with
  contract owners...........     (341)  (7,312)  (1,289)     (48)  (8,107)   3,480
                             ========  =======  =======  =======  =======  =======

                             Federated Insurance Series
                             -------------------------------------------------------------------------------
                                Federated High              Federated                    Federated
                                  Income Bond             International                   Kaufmann
                                  Fund II --              Small Company                  Fund II --
                                Service Shares               Fund II                   Service Shares
                             --------------------  ---------------------------  ---------------------------
                                                                  Period from                  Period from
                                  Year ended        Year ended  January 1, 2003  Year ended    May 1, 2003
                                 December 31,      December 31, to November 14, December 31, to December 31,
                             --------------------  ------------ --------------- ------------ ---------------
                                2004       2003        2004          2003           2004          2003
                             ---------  ---------  ------------ --------------- ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).................    73,375     40,719       --           (1,258)       (15,892)       (1,915)
 Net realized gain
  (loss) on investments.....    16,394      5,412       --           30,073         13,402         3,567
 Change in unrealized
  appreciation
  (depreciation) on
  investments...............    53,178    104,652       --            2,729        164,594        22,114
 Capital gain
  distribution..............        --         --       --               --             --            --
                             ---------  ---------       --         --------      ---------       -------
    Increase (decrease)
     in net assets from
     operations.............   142,947    150,783       --           31,544        162,104        23,766
                             ---------  ---------       --         --------      ---------       -------
From capital
 transactions:
 Net premiums...............   630,578    614,799       --          124,995        786,940       269,522
 Transfers (to) from the
  general account of GE
  Capital Life Assurance
  Company of New York
  Death benefits............    (9,142)        --       --               --             --            --
  Surrenders................  (106,049)   (27,307)      --             (850)       (46,069)      (63,768)
  Administrative
    expenses (note 4a)......      (424)      (185)      --              (16)          (320)          (15)
  Transfers (to) from
    the Guarantee Account...   174,759    105,174       --            5,055        209,886        36,571
  Transfers (to) from
    other subaccounts.......    65,310    (99,590)      --         (199,370)       197,088       138,178
                             ---------  ---------       --         --------      ---------       -------
    Increase (decrease)
     in net assets from
     capital transactions...   755,032    592,891       --          (70,186)     1,147,525       380,488
                             ---------  ---------       --         --------      ---------       -------
Increase (decrease) in
 net assets.................   897,979    743,674       --          (38,642)     1,309,629       404,254
Net assets at beginning
 of year.................... 1,344,707    601,033       --           38,642        404,254            --
                             ---------  ---------       --         --------      ---------       -------
Net assets at end of year... 2,242,686  1,344,707       --               --      1,713,883       404,254
                             =========  =========       ==         ========      =========       =======
Change in units (note 5):
 Units purchased............    98,632     65,032       --            9,166        108,501        35,502
 Units redeemed.............   (35,730)   (11,488)      --          (14,456)       (21,887)       (5,107)
                             ---------  ---------       --         --------      ---------       -------
 Net increase (decrease)
  in units from capital
  transactions with
  contract owners...........    62,902     53,544       --           (5,290)        86,614        30,395
                             =========  =========       ==         ========      =========       =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                           Fidelity Variable Insurance Products Fund
                             ---------------------------------------------------------------------------
                                                 VIP Asset
                                 VIP Asset      Manager/SM/
                                Manager/SM/     Portfolio --   VIP Contrafund(R)     VIP Contrafund(R)
                                Portfolio --      Service        Portfolio --          Portfolio --
                               Initial Class      Class 2        Initial Class        Service Class 2
                             -----------------  ------------ --------------------  --------------------
                                                Period from
                                                 April 30,
                                 Year ended       2004 to         Year ended            Year ended
                                December 31,    December, 31     December 31,          December 31,
                             -----------------  ------------ --------------------  --------------------
                               2004      2003       2004        2004       2003       2004       2003
                             --------  -------  ------------ ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  3,851    7,951        (20)     (29,909)   (23,099)   (63,159)   (18,743)
 Net realized gain
   (loss) on investments....   (1,342)  (9,959)        --       11,508   (137,023)   109,053     23,055
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    9,631   52,209        294      381,909    768,928    616,316    356,544
 Capital gain
   distribution.............       --       --         --           --         --         --         --
                             --------  -------     ------    ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   12,140   50,201        274      363,508    608,806    662,210    360,856
                             --------  -------     ------    ---------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...............       --       --     11,489        3,669      8,360  1,969,848  1,074,047
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........       --  (31,399)        --       (7,318)   (64,245)   (72,077)   (13,108)
   Surrenders...............  (33,340)  (5,920)        --     (338,970)  (260,500)  (248,085)   (79,797)
   Administrative
    expenses (note 4a)......     (259)    (280)        --       (2,184)    (2,428)    (1,162)      (263)
   Transfers (to) from
    the Guarantee Account...       32  (32,630)         1        7,158    (48,806) 1,194,891    300,467
   Transfers (to) from
    other subaccounts.......   26,512    1,449      5,313       94,015        (90)   378,157     41,649
                             --------  -------     ------    ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (7,055) (68,780)    16,803     (243,630)  (367,709) 3,221,572  1,322,995
                             --------  -------     ------    ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.................    5,085  (18,579)    17,077      119,878    241,097  3,883,782  1,683,851
Net assets at beginning
 of year....................  316,118  334,697         --    2,755,904  2,514,807  2,509,918    826,067
                             --------  -------     ------    ---------  ---------  ---------  ---------
Net assets at end of year... $321,203  316,118     17,077    2,875,782  2,755,904  6,393,700  2,509,918
                             ========  =======     ======    =========  =========  =========  =========
Change in units (note 5):
 Units purchased............    2,499      145      1,649       24,571        811    383,443    143,990
 Units redeemed.............   (3,180)  (7,005)        --      (43,876)   (36,680)   (95,010)    (9,493)
                             --------  -------     ------    ---------  ---------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (681)  (6,860)     1,649      (19,305)   (35,869)   288,433    134,497
                             ========  =======     ======    =========  =========  =========  =========

                             --------------------------


                                VIP Dynamic Capital
                             Appreciation Portfolio --
                                  Service Class 2
                             -------------------------
                                          Period from
                                             May 1,
                              Year ended    2003 to
                             December 31, December 31,
                             ------------ ------------
                                 2004         2003
                             ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................      (45)         --
 Net realized gain
   (loss) on investments....       43          --
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............      593          --
 Capital gain
   distribution.............       --          --
                                -----          --
    Increase (decrease)
     in net assets from
     operations.............      591          --
                                -----          --
From capital
 transactions:
 Net premiums...............    4,507          --
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........       --          --
   Surrenders...............       --          --
   Administrative
    expenses (note 4a)......       --          --
   Transfers (to) from
    the Guarantee Account...    1,927          --
   Transfers (to) from
    other subaccounts.......      190          --
                                -----          --
    Increase (decrease)
     in net assets from
     capital transactions...    6,624          --
                                -----          --
Increase (decrease) in
 net assets.................    7,215          --
Net assets at beginning
 of year....................       --          --
                                -----          --
Net assets at end of year...    7,215          --
                                =====          ==
Change in units (note 5):
 Units purchased............      965          --
 Units redeemed.............     (341)         --
                                -----          --
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      624          --
                                =====          ==

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                        Fidelity Variable Insurance Products Fund (continued)
                             ----------------------------------------------------------------------------------------

                               VIP Equity-Income      VIP Equity-Income       VIP Growth &          VIP Growth &
                                  Portfolio --          Portfolio --       Income Portfolio --   Income Portfolio --
                                  Initial Class        Service Class 2        Initial Class        Service Class 2
                             ---------------------  --------------------  --------------------  --------------------
                                   Year ended            Year ended            Year ended            Year ended
                                  December 31,          December 31,          December 31,          December 31,
                             ---------------------  --------------------  --------------------  --------------------
                                2004        2003       2004       2003       2004       2003       2004       2003
                             ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    3,145      7,653    (20,552)   (12,614)    (5,684)    (2,426)   (18,986)    (5,106)
 Net realized gain
   (loss) on investments....     15,233    (87,749)    91,063     52,973     (4,128)   (17,251)    18,285        (96)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    184,310    564,793    405,252    571,529     56,247    227,799    109,843    139,749
 Capital gain
   distribution.............      8,286         --     13,292         --         --         --         --         --
                             ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............    210,974    484,697    489,055    611,888     46,435    208,122    109,142    134,547
                             ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...............     35,863     66,680  1,687,748  1,949,030     12,737      1,889    379,263    490,767
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........     (2,483)   (63,432)   (18,070)   (25,760)   (20,779)   (20,380)   (23,162)    (8,399)
   Surrenders...............   (126,956)  (116,970)  (175,099)  (116,149)   (45,277)   (30,129)   (52,769)   (23,358)
   Administrative
    expenses (note 4a)......     (1,222)    (1,241)    (1,099)      (367)    (1,140)    (1,288)      (430)      (220)
   Transfers (to) from
    the Guarantee Account...    (21,793)   (18,881)   598,411    112,403    (20,449)   (16,058)   977,611     92,428
   Transfers (to) from
    other subaccounts.......     (3,693)    72,644    254,098   (261,379)    (3,500)    54,831      1,968     60,191
                             ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (120,284)   (61,200) 2,345,989  1,657,778    (78,408)   (11,135) 1,282,481    611,409
                             ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.................     90,690    423,497  2,835,044  2,269,666    (31,973)   196,987  1,391,623    745,956
Net assets at beginning
 of year....................  2,210,372  1,786,875  3,328,511  1,058,845  1,169,615    972,628  1,223,635    477,679
                             ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net assets at end of year... $2,301,062  2,210,372  6,163,555  3,328,511  1,137,642  1,169,615  2,615,258  1,223,635
                             ==========  =========  =========  =========  =========  =========  =========  =========
Change in units (note 5):
 Units purchased............     13,717     17,799    312,035    249,839      3,117      9,464    163,910     70,795
 Units redeemed.............    (24,217)   (25,538)   (80,721)   (49,531)   (10,965)   (11,293)   (30,961)    (3,523)
                             ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....    (10,500)    (7,739)   231,314    200,308     (7,848)    (1,829)   132,949     67,272
                             ==========  =========  =========  =========  =========  =========  =========  =========

                             ------------------
                                 VIP Growth
                               Opportunities
                                Portfolio --
                                Initial Class
                             -----------------
                                 Year ended
                                December 31,
                             -----------------
                               2004      2003
                             --------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (5,594)  (3,859)
 Net realized gain
   (loss) on investments....  (48,344) (32,533)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   83,935  190,796
 Capital gain
   distribution.............       --       --
                             --------  -------
    Increase (decrease)
     in net assets from
     operations.............   29,997  154,404
                             --------  -------
From capital
 transactions:
 Net premiums...............    4,157    9,489
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........       --  (20,185)
   Surrenders............... (115,052) (15,714)
   Administrative
    expenses (note 4a)......     (608)    (644)
   Transfers (to) from
    the Guarantee Account...  (31,257) (12,897)
   Transfers (to) from
    other subaccounts.......  (28,452)  22,816
                             --------  -------
    Increase (decrease)
     in net assets from
     capital transactions... (171,212) (17,135)
                             --------  -------
Increase (decrease) in
 net assets................. (141,215) 137,269
Net assets at beginning
 of year....................  705,484  568,215
                             --------  -------
Net assets at end of year...  564,269  705,484
                             ========  =======
Change in units (note 5):
 Units purchased............    5,668    5,630
 Units redeemed.............  (27,977)  (8,631)
                             --------  -------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....  (22,309)  (3,001)
                             ========  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                       Fidelity Variable Insurance Products Fund (continued)
                             ------------------------------------------------------------------------------------
                                   VIP Growth            VIP Growth            VIP Mid Cap        VIP Overseas
                              Portfolio -- Initial  Portfolio -- Service  Portfolio -- Service    Portfolio --
                                     Class                 Class 2               Class 2          Initial Class
                             ---------------------  --------------------  --------------------  ----------------


                                   Year ended            Year ended            Year ended          Year ended
                                  December 31,          December 31,          December 31,        December 31,
                             ---------------------  --------------------  --------------------  ----------------
                                2004        2003       2004       2003       2004       2003      2004     2003
                             ----------  ---------  ---------  ---------  ---------  ---------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   17,225)   (16,299)   (20,523)    (9,906)   (66,410)   (24,347)  (1,633)  (3,359)
 Net realized gain
   (loss) on investments....    (91,201)  (180,547)    15,931     (3,396)   218,854     28,974   (6,521) (55,395)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    134,815    588,011     40,529    201,755    827,371    600,148   91,567  270,688
 Capital gain
   distribution.............         --         --         --         --         --         --       --       --
                             ----------  ---------  ---------  ---------  ---------  ---------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............     26,389    391,165     35,937    188,453    979,815    604,775   83,413  211,934
                             ----------  ---------  ---------  ---------  ---------  ---------  -------  -------
From capital
 transactions:
 Net premiums...............      8,980     19,394    514,052    352,821  1,591,662    779,733    6,165    8,859
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........    (75,465)   (12,629)   (19,528)    (4,458)    (3,105)   (17,777) (22,434)      --
   Surrenders...............   (106,308)   (79,235)   (46,737)   (20,018)  (213,710)  (136,026) (71,522) (28,836)
   Administrative
    expenses (note 4a)......     (1,387)    (1,894)      (554)      (208)      (794)      (260)    (383)    (384)
   Transfers (to) from
    the Guarantee Account...    (15,698)   (65,072)   230,468    191,090    526,952    210,191  (21,097)  (7,915)
   Transfers (to) from
    other subaccounts.......     23,027     13,080     67,533      4,106    (51,492)   158,232   49,890   40,137
                             ----------  ---------  ---------  ---------  ---------  ---------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...   (166,851)  (126,356)   745,234    523,333  1,849,513    994,093  (59,381)  11,861
                             ----------  ---------  ---------  ---------  ---------  ---------  -------  -------
Increase (decrease) in
 net assets.................   (140,462)   264,809    781,171    711,786  2,829,328  1,598,868   24,032  223,795
Net assets at beginning
 of year....................  1,632,580  1,367,771  1,133,153    421,367  2,944,969  1,346,101  743,904  520,109
                             ----------  ---------  ---------  ---------  ---------  ---------  -------  -------
Net assets at end of year... $1,492,118  1,632,580  1,914,324  1,133,153  5,774,297  2,944,969  767,936  743,904
                             ==========  =========  =========  =========  =========  =========  =======  =======
Change in units (note 5):
 Units purchased............      7,075      4,197    111,512     71,388    258,723    106,053    9,393    3,885
 Units redeemed.............    (24,429)   (20,497)   (22,729)    (3,213)  (112,695)   (14,263) (15,748)  (2,956)
                             ----------  ---------  ---------  ---------  ---------  ---------  -------  -------
 Net increase (decrease)
   in units from
   capital transactions
   with contract owners.....    (17,354)   (16,300)    88,783     68,175    146,028     91,790   (6,355)     929
                             ==========  =========  =========  =========  =========  =========  =======  =======

                             --------------------
                             VIP Value Strategies
                             Portfolio -- Service
                                   Class 2
                             --------------------
                                 Period from
                                  April 30,
                                   2004 to
                                 December 31,
                             --------------------
                                     2004
                             --------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................          (341)
 Net realized gain
   (loss) on investments....            32
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............        13,366
 Capital gain
   distribution.............            --
                                   -------
    Increase (decrease)
     in net assets from
     operations.............        13,057
                                   -------
From capital
 transactions:
 Net premiums...............        65,721
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........            --
   Surrenders...............          (135)
   Administrative
    expenses (note 4a)......            --
   Transfers (to) from
    the Guarantee Account...         9,406
   Transfers (to) from
    other subaccounts.......        43,241
                                   -------
    Increase (decrease)
     in net assets from
     capital transactions...       118,233
                                   -------
Increase (decrease) in
 net assets.................       131,290
Net assets at beginning
 of year....................            --
                                   -------
Net assets at end of year...       131,290
                                   =======
Change in units (note 5):
 Units purchased............        11,659
 Units redeemed.............           (12)
                                   -------
 Net increase (decrease)
   in units from
   capital transactions
   with contract owners.....        11,647
                                   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                            Franklin Templeton Variable Insurance Products Trust
                          -------------------------------------------------------------------------------------------------------

                          Franklin Large Cap Growth       Mutual Shares           Templeton Foreign         Templeton Global
                             Securities Fund --        Securities Fund --        Securities Fund --     Asset Allocation Fund --
                               Class 2 Shares            Class 2 Shares            Class 2 Shares             Class 2 Shares
                          ------------------------  ------------------------  ------------------------  ------------------------
                                       Period from               Period from               Period from               Period from
                                          May 1,                    May 1,                    May 1,                    May 1,
                           Year ended    2003 to     Year ended    2003 to     Year ended    2003 to     Year ended    2003 to
                          December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
                          ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
                              2004         2003         2004         2003         2004         2003         2004         2003
                          ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense).............   $ (1,824)       (269)      (1,880)        (344)       (4,437)     (1,149)         824          (37)
 Net realized gain
   (loss) on
   investments...........        206         101          813           35        10,706      (1,182)       1,150           37
 Change in unrealized
   appreciation
   (depreciation) on
   investments...........     14,821       6,831       31,987       10,218       141,009      44,373       13,241       (5,284)
 Capital gain
   distribution..........         --          --           --           --            --          --           --           --
                            --------      ------      -------      -------     ---------     -------      -------       ------
    Increase
     (decrease) in net
     assets from
     operations..........     13,203       6,663       30,920        9,909       147,278      42,042       15,215       (5,284)
                            --------      ------      -------      -------     ---------     -------      -------       ------
From capital
 transactions:
 Net premiums............    136,690      43,528      123,625      102,061       306,494     500,883       69,012       25,383
 Transfers (to) from
   the general account
   of GE Capital Life
   Assurance Company
   of New York
   Death benefits........         --          --           --           --            --          --           --           --
   Surrenders............     (1,269)         --       (2,793)          --        (8,530)       (933)      (1,383)          --
   Administrative
    expenses (note 4a)...        (22)         --           (3)          --            (3)         --          (22)          --
   Transfers (to) from
    the Guarantee
    Account..............     20,376      37,493       74,738       28,150       123,124      11,465       11,711       11,198
   Transfers (to) from
    other subaccounts....     (1,074)       (208)       4,783           --        25,074        (206)        (225)        (242)
                            --------      ------      -------      -------     ---------     -------      -------       ------
    Increase
     (decrease) in net
     assets from
     capital
     transactions........    154,701      80,813      200,350      130,211       446,159     511,209       79,093       36,339
                            --------      ------      -------      -------     ---------     -------      -------       ------
Increase (decrease) in
 net assets..............    167,904      87,476      231,270      140,120       593,437     553,251       94,308       31,055
Net assets at
 beginning of year.......     87,476          --      140,120           --       553,251          --       31,055           --
                            --------      ------      -------      -------     ---------     -------      -------       ------
Net assets at end of
 year....................   $255,380      87,476      371,390      140,120     1,146,688     553,251      125,363       31,055
                            ========      ======      =======      =======     =========     =======      =======       ======
Change in units (note
 5):
 Units purchased.........     12,695       7,128       16,775       11,623        43,881      44,536       12,098        2,392
 Units redeemed..........       (259)        (18)        (604)          --        (9,327)        (99)      (6,066)         (22)
                            --------      ------      -------      -------     ---------     -------      -------       ------
 Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.......     12,436       7,110       16,171       11,623        34,554      44,437        6,032        2,370
                            ========      ======      =======      =======     =========     =======      =======       ======

                          ------------------
                          Templeton Global
                          Income Securities
                           Fund -- Class I
                               Shares
                          -----------------
                             Period from
                            December 15,
                               2004 to
                            December 31,
                          -----------------
                                2004
                          -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense).............          --
 Net realized gain
   (loss) on
   investments...........          --
 Change in unrealized
   appreciation
   (depreciation) on
   investments...........           3
 Capital gain
   distribution..........          --
                                -----
    Increase
     (decrease) in net
     assets from
     operations..........           3
                                -----
From capital
 transactions:
 Net premiums............          --
 Transfers (to) from
   the general account
   of GE Capital Life
   Assurance Company
   of New York
   Death benefits........          --
   Surrenders............          --
   Administrative
    expenses (note 4a)...          --
   Transfers (to) from
    the Guarantee
    Account..............       3,801
   Transfers (to) from
    other subaccounts....         199
                                -----
    Increase
     (decrease) in net
     assets from
     capital
     transactions........       4,000
                                -----
Increase (decrease) in
 net assets..............       4,003
Net assets at
 beginning of year.......          --
                                -----
Net assets at end of
 year....................       4,003
                                =====
Change in units (note
 5):
 Units purchased.........         395
 Units redeemed..........          --
                                -----
 Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.......         395
                                =====

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                    GE Investments Funds, Inc.
                             ---------------------------------------------------------------------------------
                                Global Income                            International          Mid-Cap
                                    Fund              Income Fund         Equity Fund         Equity Fund
                             ------------------  --------------------  ----------------  --------------------
                                 Year ended           Year ended          Year ended          Year ended
                                December 31,         December 31,        December 31,        December 31,
                             ------------------  --------------------  ----------------  --------------------
                               2004      2003       2004       2003      2004     2003      2004       2003
                             --------  --------  ---------  ---------  -------  -------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  8,014     2,550    153,684    107,225     (803)  (1,180)   (17,347)     1,629
 Net realized gain
   (loss) on investments....    2,300    32,047     (2,945)    26,583   13,949    6,584    122,805    (20,454)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    5,350    (8,457)  (121,782)  (114,273)  14,924   62,650     70,711    838,544
 Capital gain
   distribution.............       --        --     41,240     18,890       --       --    424,600         --
                             --------  --------  ---------  ---------  -------  -------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   15,664    26,140     70,197     38,425   28,070   68,054    600,769    819,719
                             --------  --------  ---------  ---------  -------  -------  ---------  ---------
From capital
 transactions:
 Net premiums...............       --        --    663,858    791,080      270      500    614,320    832,300
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........   (1,554)       --     (6,093)        --       --       --    (85,227)  (129,281)
   Surrenders...............  (10,777)   (1,456)  (144,880)  (145,195)  (9,749) (46,698)  (234,221)  (107,363)
   Administrative
    expenses (note 4a)......     (121)     (165)    (1,068)    (1,100)    (178)    (176)    (1,649)    (1,563)
   Transfers (to) from
    the Guarantee Account...       14     3,430    911,630    225,284      (22)   1,719    202,305    130,142
   Transfers (to) from
    other subaccounts.......     (802) (104,856)   (33,744)   (28,098) (28,879)  (4,854)  (104,098)    71,398
                             --------  --------  ---------  ---------  -------  -------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (13,240) (103,047) 1,389,703    841,971  (38,558) (49,509)   391,430    795,633
                             --------  --------  ---------  ---------  -------  -------  ---------  ---------
Increase (decrease) in
 net assets.................    2,424   (76,908) 1,459,900    880,396  (10,488)  18,545    992,199  1,615,352
Net assets at beginning
 of year....................  212,161   289,069  2,691,215  1,810,819  225,045  206,500  3,932,073  2,316,721
                             --------  --------  ---------  ---------  -------  -------  ---------  ---------
Net assets at end of year... $214,585   212,161  4,151,115  2,691,215  214,557  225,045  4,924,272  3,932,073
                             ========  ========  =========  =========  =======  =======  =========  =========
Change in units (note 5):
 Units purchased............      211       300    176,139    103,226    2,577      362    121,885    106,352
 Units redeemed.............   (1,331)   (9,281)   (45,035)   (17,711)  (7,021)  (7,030)   (83,317)   (24,424)
                             --------  --------  ---------  ---------  -------  -------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (1,120)   (8,981)   131,104     85,515   (4,444)  (6,668)    38,568     81,928
                             ========  ========  =========  =========  =======  =======  =========  =========

                             -----------------------
                                  Money Market
                                      Fund
                             ----------------------
                                   Year ended
                                  December 31,
                             ----------------------
                                2004        2003
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (31,939)    (37,622)
 Net realized gain
   (loss) on investments....         --          --
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............         --          --
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (31,939)    (37,622)
                             ----------  ----------
From capital
 transactions:
 Net premiums...............  5,691,600   2,885,114
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........     (4,297)   (289,930)
   Surrenders...............   (354,188)   (454,527)
   Administrative
    expenses (note 4a)......     (1,894)     (2,756)
   Transfers (to) from
    the Guarantee Account...    128,416  (1,861,654)
   Transfers (to) from
    other subaccounts....... (3,692,296) (2,308,292)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  1,767,341  (2,032,045)
                             ----------  ----------
Increase (decrease) in
 net assets.................  1,735,402  (2,069,667)
Net assets at beginning
 of year....................  4,517,999   6,587,666
                             ----------  ----------
Net assets at end of year...  6,253,401   4,517,999
                             ==========  ==========
Change in units (note 5):
 Units purchased............  8,071,207     442,915
 Units redeemed............. (6,415,758)   (744,412)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  1,655,449    (301,497)
                             ==========  ==========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                  GE Investments Funds, Inc. (continued)
                             ------------------------------------------------------------------------------------------
                                 Premier Growth          Real Estate                                 Small-Cap Value
                                  Equity Fund          Securities Fund     S&P 500(R) Index Fund       Equity Fund
                             ---------------------  --------------------  ----------------------  --------------------
                                   Year ended            Year ended             Year ended             Year ended
                                  December 31,          December 31,           December 31,           December 31,
                             ---------------------  --------------------  ----------------------  --------------------
                                2004        2003       2004       2003       2004        2003        2004       2003
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (22,741)   (26,648)    89,034     23,208     120,758      15,410    181,569    (37,474)
 Net realized gain
   (loss) on investments....      2,017    (67,950)    30,849       (329)    222,854    (331,757)   125,059    (13,400)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    169,853    612,558    222,431     87,572   2,049,803   3,760,847    143,964    683,924
 Capital gain
   distribution.............         --         --    173,818     45,303          --          --     90,975         --
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............    149,129    517,960    516,132    155,754   2,393,415   3,444,500    541,567    633,050
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
From capital
 transactions:
 Net premiums...............    273,409    338,427    701,556    324,567   6,692,581   3,966,922    663,971  1,119,841
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........    (35,811)   (32,311)   (23,793)        --     (81,925)    (78,957)   (70,707)   (88,425)
   Surrenders...............   (124,159)  (133,336)   (65,190)   (20,410) (1,244,178)   (773,100)  (275,460)  (103,524)
   Administrative
    expenses (note 4a)......     (1,960)    (2,100)      (456)      (292)    (10,469)     (8,064)      (628)      (297)
   Transfers (to) from
    the Guarantee Account...     81,503     52,132    195,617     56,226   3,640,494     959,994    225,121    181,231
   Transfers (to) from
    other subaccounts.......    (83,933)   (18,987)    24,072    299,643     736,893      65,643   (228,222)    90,499
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...    109,049    203,825    831,806    659,734   9,733,396   4,132,438    314,075  1,199,325
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets.................    258,178    721,785  1,347,938    815,488  12,126,811   7,576,937    855,642  1,832,375
Net assets at beginning
 of year....................  2,661,865  1,940,080  1,082,186    266,698  18,997,918  11,420,981  3,855,644  2,023,269
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
Net assets at end of year... $2,920,043  2,661,865  2,430,124  1,082,186  31,124,729  18,997,918  4,711,286  3,855,644
                             ==========  =========  =========  =========  ==========  ==========  =========  =========
Change in units (note 5):
 Units purchased............     54,653     34,938     86,726     54,911   1,551,175     591,659    107,131    144,899
 Units redeemed.............    (45,154)   (16,763)   (23,796)    (1,671)   (491,525)   (100,473)   (78,796)   (20,057)
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      9,499     18,175     62,930     53,240   1,059,650     491,186     28,335    124,842
                             ==========  =========  =========  =========  ==========  ==========  =========  =========

                             ---------------------

                               Total Return Fund
                             --------------------
                                  Year ended
                                 December 31,
                             --------------------
                                2004       2003
                             ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    37,901      2,823
 Net realized gain
   (loss) on investments....    19,756    (22,824)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   392,262    195,043
 Capital gain
   distribution.............    84,994         --
                             ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   534,913    175,042
                             ---------  ---------
From capital
 transactions:
 Net premiums............... 5,008,497    477,852
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........        --    (39,613)
   Surrenders...............  (152,672)  (133,898)
   Administrative
    expenses (note 4a)......    (1,329)      (939)
   Transfers (to) from
    the Guarantee Account... 1,240,359     94,962
   Transfers (to) from
    other subaccounts.......   733,461    166,428
                             ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions... 6,828,316    564,792
                             ---------  ---------
Increase (decrease) in
 net assets................. 7,363,229    739,834
Net assets at beginning
 of year.................... 1,538,326    798,492
                             ---------  ---------
Net assets at end of year... 8,901,555  1,538,326
                             =========  =========
Change in units (note 5):
 Units purchased............   671,447     68,508
 Units redeemed.............   (73,530)   (16,185)
                             ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   597,917     52,323
                             =========  =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                                       Goldman Sachs
                                GE Investments Funds, Inc. (continued)            Variable Insurance Trust
                             -------------------------------------------  ---------------------------------------
                                                                            Goldman Sachs        Goldman Sachs
                                                                              Growth and         Mid Cap Value
                                U.S. Equity Fund      Value Equity Fund      Income Fund             Fund
                             ---------------------  --------------------  -----------------  --------------------

                                   Year ended            Year ended           Year ended          Year ended
                                  December 31,          December 31,         December 31,        December 31,
                             ---------------------  --------------------  -----------------  --------------------
                                2004        2003       2004       2003      2004      2003      2004       2003
                             ----------  ---------  ---------  ---------  --------  -------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (3,551)   (15,719)    (4,552)     1,817       706      158     51,585     (7,219)
 Net realized gain
   (loss) on investments....     (4,508)  (105,143)    22,876     (9,155)   11,686   (4,536)    92,977     25,156
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    232,188    739,458    100,707    191,033    59,906   87,655    141,283    320,219
 Capital gain
   distribution.............         --         --         --         --        --       --     97,118     17,491
                             ----------  ---------  ---------  ---------  --------  -------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............    224,129    618,596    119,031    183,695    72,298   83,277    382,963    355,647
                             ----------  ---------  ---------  ---------  --------  -------  ---------  ---------
From capital
 transactions:
 Net premiums...............    124,787    195,002    231,928    303,507        --       --      3,120      6,977
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........    (35,487)   (25,432)   (24,735)        --        --       --     (8,440)    (8,858)
   Surrenders...............   (208,684)  (188,918)   (81,135)   (22,378) (121,758) (10,486)  (164,795)   (72,088)
   Administrative
    expenses (note 4a)......     (2,817)    (3,209)      (406)      (169)     (220)    (238)      (700)      (732)
   Transfers (to) from
    the Guarantee Account...     71,518     17,644    125,814    122,233     1,336    6,017     (6,521)   (74,968)
   Transfers (to) from
    other subaccounts.......    (37,091)   (52,581)    12,549     65,029    94,475   58,418    (12,074)    90,893
                             ----------  ---------  ---------  ---------  --------  -------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...    (87,774)   (57,494)   264,015    468,222   (26,167)  53,711   (189,410)   (58,776)
                             ----------  ---------  ---------  ---------  --------  -------  ---------  ---------
Increase (decrease) in
 net assets.................    136,355    561,102    383,046    651,916    46,131  136,988    193,553    296,871
Net assets at beginning
 of year....................  3,555,264  2,994,162  1,274,706    622,790   453,053  316,065  1,704,541  1,407,670
                             ----------  ---------  ---------  ---------  --------  -------  ---------  ---------
Net assets at end of year... $3,691,619  3,555,264  1,657,752  1,274,706   499,184  453,053  1,898,094  1,704,541
                             ==========  =========  =========  =========  ========  =======  =========  =========
Change in units (note 5):
 Units purchased............     51,088     21,497     49,616     56,456    10,676    8,781      8,844      8,072
 Units redeemed.............    (58,020)   (27,247)   (22,176)    (2,597)  (13,682)  (1,462)   (19,844)   (12,902)
                             ----------  ---------  ---------  ---------  --------  -------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (6,932)    (5,750)    27,440     53,859    (3,006)   7,319    (11,000)    (4,830)
                             ==========  =========  =========  =========  ========  =======  =========  =========

                             Greenwich Street Series Fund
                             --------------------------
                              Salomon Brothers Variable
                              Aggressive Growth Fund --
                                      Class II
                             --------------------------
                                            Period from
                              Year ended   May 1, 2003 to
                             December 31,   December 31,
                             ------------  --------------
                                 2004           2003
                             ------------  --------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (1,799)           (56)
 Net realized gain
   (loss) on investments....     2,977            388
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    11,212          1,526
 Capital gain
   distribution.............        --             --
                               -------         ------
    Increase (decrease)
     in net assets from
     operations.............    12,390          1,858
                               -------         ------
From capital
 transactions:
 Net premiums...............   129,895             --
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........        --             --
   Surrenders...............   (16,305)        (2,202)
   Administrative
    expenses (note 4a)......       (45)            --
   Transfers (to) from
    the Guarantee Account...    30,758          4,648
   Transfers (to) from
    other subaccounts.......    13,732         27,453
                               -------         ------
    Increase (decrease)
     in net assets from
     capital transactions...   158,035         29,899
                               -------         ------
Increase (decrease) in
 net assets.................   170,425         31,757
Net assets at beginning
 of year....................    31,757             --
                               -------         ------
Net assets at end of year...   202,182         31,757
                               =======         ======
Change in units (note 5):
 Units purchased............    16,883          2,716
 Units redeemed.............    (4,236)          (187)
                               -------         ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    12,647          2,529
                               =======         ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                       Janus Aspen Series
                             ---------------------------------------------------------------------------------------
                                                                          Capital Appreciation  Capital Appreciation
                             Balanced Portfolio --  Balanced Portfolio --     Portfolio --        Portfolio --
                              Institutional Shares     Service Shares     Institutional Shares   Service Shares
                             ---------------------  --------------------  --------------------  -------------------
                                   Year ended            Year ended            Year ended          Year ended
                                  December 31,          December 31,          December 31,        December 31,
                             ---------------------  --------------------  --------------------  -------------------
                                2004        2003       2004       2003       2004       2003      2004       2003
                             ----------  ---------  ---------  ---------  ---------  ---------   -------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   39,497     39,659     36,172     12,598    (41,060)   (30,258)  (5,790)    (2,662)
 Net realized gain
   (loss) on investments....    (46,329)  (132,519)    49,182      7,431   (108,183)  (277,228)   3,625      4,195
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    337,477    681,555    251,307    448,895    705,506    873,675   66,135     36,677
 Capital gain
   distribution.............         --         --         --         --         --         --       --         --
                             ----------  ---------  ---------  ---------  ---------  ---------   -------   -------
    Increase (decrease)
     in net assets from
     operations.............    330,645    588,695    336,661    468,924    556,263    566,189   63,970     38,210
                             ----------  ---------  ---------  ---------  ---------  ---------   -------   -------
From capital
 transactions:
 Net premiums...............     24,936     58,655    631,628    772,330     16,028      4,604  122,325     40,172
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........    (22,557)   (45,777)   (60,941)  (136,913)   (19,104)   (24,603)      --    (11,209)
   Surrenders...............   (480,159)  (256,257)  (323,535)  (160,897)  (170,225)  (157,888)  (8,863)   (10,353)
   Administrative
    expenses (note 4a)......     (3,194)    (3,547)    (1,865)    (1,159)    (2,592)    (3,010)     (99)       (47)
   Transfers (to) from
    the Guarantee Account...      2,793   (136,107)   304,620    368,732        300    (21,566)  59,130     14,794
   Transfers (to) from
    other subaccounts.......    (74,130)  (166,647)    12,255    375,703    (16,907)   (87,145)  31,783     (3,516)
                             ----------  ---------  ---------  ---------  ---------  ---------   -------   -------
    Increase (decrease)
     in net assets from
     capital transactions...   (552,311)  (549,680)   562,162  1,217,796   (192,500)  (289,608) 204,276     29,841
                             ----------  ---------  ---------  ---------  ---------  ---------   -------   -------
Increase (decrease) in
 net assets.................   (221,666)    39,015    898,823  1,686,720    363,763    276,581  268,246     68,051
Net assets at beginning
 of year....................  5,137,294  5,098,279  4,768,522  3,081,802  3,472,563  3,195,982  235,398    167,347
                             ----------  ---------  ---------  ---------  ---------  ---------   -------   -------
Net assets at end of year... $4,915,628  5,137,294  5,667,345  4,768,522  3,836,326  3,472,563  503,644    235,398
                             ==========  =========  =========  =========  =========  =========   =======   =======
Change in units (note 5):
 Units purchased............     18,735      4,820    129,102    162,323     12,042        449   27,918      7,410
 Units redeemed.............    (60,136)   (49,977)   (75,022)   (32,029)   (27,592)   (28,650)  (4,532)    (3,404)
                             ----------  ---------  ---------  ---------  ---------  ---------   -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (41,401)   (45,157)    54,080    130,294    (15,550)   (28,201)  23,386      4,006
                             ==========  =========  =========  =========  =========  =========   =======   =======

                             --------------------
                              Flexible Income
                               Portfolio --
                             Institutional Shares
                             -------------------
                                Year ended
                               December 31,
                             -------------------
                               2004       2003
                              -------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  17,370     13,535
 Net realized gain
   (loss) on investments....   1,503      4,254
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............. (12,121)       660
 Capital gain
   distribution.............   3,161         --
                              -------   -------
    Increase (decrease)
     in net assets from
     operations.............   9,913     18,449
                              -------   -------
From capital
 transactions:
 Net premiums...............      --         --
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........      --         --
   Surrenders............... (25,980)   (90,597)
   Administrative
    expenses (note 4a)......    (173)      (198)
   Transfers (to) from
    the Guarantee Account... (13,949)    (2,156)
   Transfers (to) from
    other subaccounts.......   1,055     68,839
                              -------   -------
    Increase (decrease)
     in net assets from
     capital transactions... (39,047)   (24,112)
                              -------   -------
Increase (decrease) in
 net assets................. (29,134)    (5,663)
Net assets at beginning
 of year.................... 420,629    426,292
                              -------   -------
Net assets at end of year... 391,495    420,629
                              =======   =======
Change in units (note 5):
 Units purchased............     509      5,853
 Units redeemed.............  (3,491)    (7,894)
                              -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (2,982)    (2,041)
                              =======   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                              Janus Aspen Series (continued)
                             --------------------------------------------------------------------------------
                             Global Life Sciences Global Technology
                                Portfolio --        Portfolio --     Growth Portfolio --  Growth Portfolio --
                               Service Shares      Service Shares   Institutional Shares   Service Shares
                             -------------------  ---------------   --------------------  ------------------
                                 Year ended          Year ended          Year ended          Year ended
                                December 31,        December 31,        December 31,        December 31,
                             -------------------  ---------------   --------------------  ------------------
                               2004       2003     2004      2003      2004       2003      2004      2003
                             --------   -------   ------   -------  ---------  ---------  -------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (2,627)   (2,179)  (1,278)   (1,273)   (27,444)   (26,699)  (5,463)   (4,444)
 Net realized gain
   (loss) on investments....    4,916    (2,774)      93    12,956   (152,759)  (341,311)   3,008      (425)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   17,338    35,299      487    20,265    236,516    903,809   11,115    84,446
 Capital gain
   distribution.............       --        --       --        --         --         --       --        --
                             --------   -------   ------   -------  ---------  ---------  -------   -------
    Increase (decrease)
     in net assets from
     operations.............   19,627    30,346     (698)   31,948     56,313    535,799    8,660    79,577
                             --------   -------   ------   -------  ---------  ---------  -------   -------
From capital
 transactions:
 Net premiums...............      521    24,394      390     5,608      3,222      9,465      130    51,243
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........       --    (4,834)      --   (38,434)   (12,050)      (443)      --    (4,520)
   Surrenders...............   (9,457)   (8,381)  (7,939)   (2,703)  (133,381)  (202,100) (17,651)   (4,073)
   Administrative
    expenses (note 4a)......      (31)      (32)     (31)      (25)    (1,511)    (1,704)     (80)      (53)
   Transfers (to) from
    the Guarantee Account...      133    20,988   10,667     3,708    (14,604)   (27,553)  (1,558)   24,543
   Transfers (to) from
    other subaccounts.......  (24,661)   13,168    2,341     2,097     (6,583)     1,848    2,056    22,443
                             --------   -------   ------   -------  ---------  ---------  -------   -------
    Increase (decrease)
     in net assets from
     capital transactions...  (33,495)   45,303    5,428   (29,749)  (164,907)  (220,487) (17,103)   89,583
                             --------   -------   ------   -------  ---------  ---------  -------   -------
Increase (decrease) in
 net assets.................  (13,868)   75,649    4,730     2,199   (108,594)   315,312   (8,443)  169,160
Net assets at beginning
 of year....................  171,592    95,943   78,585    76,386  2,233,124  1,917,812  369,586   200,426
                             --------   -------   ------   -------  ---------  ---------  -------   -------
Net assets at end of year... $157,724   171,592   83,315    78,585  2,124,530  2,233,124  361,143   369,586
                             ========   =======   ======   =======  =========  =========  =======   =======
Change in units (note 5):
 Units purchased............      315     7,611    1,960     1,559     13,469      1,419      622    14,717
 Units redeemed.............   (3,875)   (1,723)  (1,611)   (5,444)   (31,758)   (29,175)  (2,651)   (1,293)
                             --------   -------   ------   -------  ---------  ---------  -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (3,560)    5,888      349    (3,885)   (18,289)   (27,756)  (2,029)   13,424
                             ========   =======   ======   =======  =========  =========  =======   =======

                             --------------------
                             International Growth
                                 Portfolio --
                             Institutional Shares
                             --------------------
                                  Year ended
                                 December 31,
                             --------------------
                                2004       2003
                             ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (6,811)    (1,956)
 Net realized gain
   (loss) on investments....   (54,196)  (123,815)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   280,240    463,949
 Capital gain
   distribution.............        --         --
                             ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   219,233    338,178
                             ---------  ---------
From capital
 transactions:
 Net premiums...............     2,525      2,740
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........    (5,931)   (18,418)
   Surrenders...............   (51,541)   (43,849)
   Administrative
    expenses (note 4a)......    (1,184)    (1,195)
   Transfers (to) from
    the Guarantee Account...    (6,589)     8,417
   Transfers (to) from
    other subaccounts.......    (7,044)    (8,380)
                             ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (69,764)   (60,685)
                             ---------  ---------
Increase (decrease) in
 net assets.................   149,469    277,493
Net assets at beginning
 of year.................... 1,339,700  1,062,207
                             ---------  ---------
Net assets at end of year... 1,489,169  1,339,700
                             =========  =========
Change in units (note 5):
 Units purchased............     4,543      1,192
 Units redeemed.............   (11,439)    (8,362)
                             ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (6,896)    (7,170)
                             =========  =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                               Janus Aspen Series (continued)
                             -----------------------------------------------------------------------------------
                                International           Mid Cap             Mid Cap              Worldwide
                             Growth Portfolio --  Growth Portfolio --  Growth Portfolio --  Growth Portfolio --
                                Service Shares    Institutional Shares   Service Shares     Institutional Shares
                             ------------------  --------------------  ------------------  --------------------
                                 Year ended           Year ended          Year ended            Year ended
                                December 31,         December 31,        December 31,          December 31,
                             ------------------  --------------------  ------------------  --------------------
                               2004      2003       2004       2003      2004      2003       2004       2003
                             --------  --------  ---------  ---------  -------   -------   ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (4,550)   (1,587)   (43,103)   (36,643)  (4,874)   (3,340)     (7,859)    (5,767)
 Net realized gain
   (loss) on investments....   56,172    12,464   (386,179)  (585,168)   9,809       488    (110,002)  (387,089)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   69,828    89,259    974,657  1,377,342   51,206    66,525     182,203    765,761
 Capital gain
   distribution.............       --        --         --         --       --        --          --         --
                             --------  --------  ---------  ---------  -------   -------   ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............  121,450   100,136    545,375    755,531   56,141    63,673      64,342    372,905
                             --------  --------  ---------  ---------  -------   -------   ---------  ---------
From capital
 transactions:
 Net premiums...............  201,788   347,304     10,030     37,016    6,850    47,365      12,351     28,138
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York.................
   Death benefits...........   (8,115) (114,675)   (53,752)   (17,839)  (1,862)       --      (7,535)       537
   Surrenders...............  (31,291)   (3,720)  (209,662)   (75,011)  (4,222)   (8,489)    (82,294)  (119,719)
   Administrative
    expenses (note 4a)......     (140)      (39)    (2,706)    (3,119)     (45)      (63)     (1,496)    (1,732)
   Transfers (to) from
    the Guarantee Account...   71,943    92,741       (573)     8,510   11,635    22,457         940    (49,296)
   Transfers (to) from
    other subaccounts.......  (70,708)    3,933    (45,592)   (20,613)  60,683   (29,256)    (16,507)  (112,676)
                             --------  --------  ---------  ---------  -------   -------   ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  163,477   325,544   (302,255)   (71,056)  73,039    32,014     (94,541)  (254,748)
                             --------  --------  ---------  ---------  -------   -------   ---------  ---------
Increase (decrease) in
 net assets.................  284,927   425,680    243,120    684,475  129,180    95,687     (30,199)   118,157
Net assets at beginning
 of year....................  540,879   115,199  3,041,133  2,356,658  266,005   170,318   2,060,500  1,942,343
                             --------  --------  ---------  ---------  -------   -------   ---------  ---------
Net assets at end of year... $825,806   540,879  3,284,253  3,041,133  395,185   266,005   2,030,301  2,060,500
                             ========  ========  =========  =========  =======   =======   =========  =========
Change in units (note 5):
 Units purchased............   75,801    57,042      6,299      7,809   40,619    11,408       8,728      3,998
 Units redeemed.............  (56,539)  (15,237)   (35,339)   (17,966) (31,961)   (6,178)    (19,155)   (38,177)
                             --------  --------  ---------  ---------  -------   -------   ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   19,262    41,805    (29,040)   (10,157)   8,658     5,230     (10,427)   (34,179)
                             ========  ========  =========  =========  =======   =======   =========  =========

                             -------------------
                                 Worldwide
                             Growth Portfolio --
                               Service Shares
                             ------------------
                                Year ended
                               December 31,
                             ------------------
                               2004      2003
                             -------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  (4,742)   (4,210)
 Net realized gain
   (loss) on investments....   9,112    (3,321)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  12,362   144,258
 Capital gain
   distribution.............      --        --
                             -------   -------
    Increase (decrease)
     in net assets from
     operations.............  16,732   136,727
                             -------   -------
From capital
 transactions:
 Net premiums...............   1,557    84,445
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York.................
   Death benefits...........      --        --
   Surrenders............... (68,795)  (17,746)
   Administrative
    expenses (note 4a)......    (105)     (113)
   Transfers (to) from
    the Guarantee Account...   6,085    40,058
   Transfers (to) from
    other subaccounts....... (21,521)    5,172
                             -------   -------
    Increase (decrease)
     in net assets from
     capital transactions... (82,779)  111,816
                             -------   -------
Increase (decrease) in
 net assets................. (66,047)  248,543
Net assets at beginning
 of year.................... 740,978   492,435
                             -------   -------
Net assets at end of year... 674,931   740,978
                             =======   =======
Change in units (note 5):
 Units purchased............   4,811    19,725
 Units redeemed............. (14,835)   (2,716)
                             -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners.......... (10,024)   17,009
                             =======   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                             J.P. Morgan Series Trust II
                             ------------------------------------------------------------------------------------------
                                                                                                         U.S. Large Cap
                                                   International         Mid Cap        Small Company     Core Equity
                                Bond Portfolio    Equity Portfolio   Value Portfolio      Portfolio        Portfolio
                             -------------------  ---------------  ------------------  ---------------  ---------------
                                  Year ended         Year ended        Year ended         Year ended       Year ended
                                 December 31,       December 31,      December 31,       December 31,     December 31,
                             -------------------  ---------------  ------------------  ---------------  ---------------
                                2004       2003     2004    2003      2004      2003     2004    2003     2004    2003
                             ----------  -------  -------  ------  ---------  -------  -------  ------  -------  ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   12,617     (949)    (477)   (136)   (14,555)  (5,346)  (3,243)   (518)    (996)   (117)
 Net realized gain
   (loss) on investments....     (1,133)    (282)     104     386     34,219   11,541    4,170     200      238      95
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     10,985    4,527    8,512   3,304    256,713  122,907   57,645  11,953   10,747   2,773
 Capital gain
   distribution.............      4,917      244       --      --      1,416       --       --      --       --      --
                             ----------  -------  -------  ------  ---------  -------  -------  ------  -------  ------
    Increase (decrease)
     in net assets from
     operations.............     27,386    3,540    8,139   3,554    277,793  129,102   58,572  11,635    9,989   2,751
                             ----------  -------  -------  ------  ---------  -------  -------  ------  -------  ------
From capital
 transactions:
 Net premiums...............    562,586  281,228   47,235  21,457    805,200  630,155  147,582  56,143   83,574  52,395
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........         --       --       --      --         --       --       --      --       --      --
   Surrenders...............    (27,557)  (2,614)     (56)     --    (25,333)  (1,913)  (7,331)     --   (2,974)   (917)
   Administrative
    expenses (note 4a)......       (127)      --       (5)     --       (182)      --      (46)     --      (34)     --
   Transfers (to) from
    the Guarantee Account...    375,836   48,084   24,476     (29)   224,098   83,729   60,665  29,533   23,541     (65)
   Transfers (to) from
    other subaccounts.......      1,577      832   (1,688)   (279)    68,207     (905)   1,061    (925)   1,165      --
                             ----------  -------  -------  ------  ---------  -------  -------  ------  -------  ------
    Increase (decrease)
     in net assets from
     capital transactions...    912,315  327,530   69,962  21,149  1,071,990  711,066  201,931  84,751  105,272  51,413
                             ----------  -------  -------  ------  ---------  -------  -------  ------  -------  ------
Increase (decrease) in
 net assets.................    939,701  331,070   78,101  24,703  1,349,783  840,168  260,503  96,386  115,261  54,164
Net assets at beginning
 of year....................    331,070       --   24,703      --    841,712    1,544   96,386      --   54,164      --
                             ----------  -------  -------  ------  ---------  -------  -------  ------  -------  ------
Net assets at end of year... $1,270,771  331,070  102,804  24,703  2,191,495  841,712  356,889  96,386  169,425  54,164
                             ==========  =======  =======  ======  =========  =======  =======  ======  =======  ======
Change in units (note 5):
 Units purchased............    101,224   32,075    4,971   1,948     93,178   65,041   17,397   7,577   15,092   4,452
 Units redeemed.............    (13,952)    (254)     (21)    (25)   (16,166)    (257)  (2,708)    (82)  (6,749)    (78)
                             ----------  -------  -------  ------  ---------  -------  -------  ------  -------  ------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....     87,272   31,821    4,950   1,923     77,012   64,784   14,689   7,495    8,343   4,374
                             ==========  =======  =======  ======  =========  =======  =======  ======  =======  ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                Merrill Lynch Variable Series Fund, Inc.
                             ---------------------------------------------
                                Merrill    Merrill Lynch   Merrill Lynch
                              Lynch Basic    Large Cap         Value
                              Value V.I.    Growth V.I.  Opportunities V.I.
                             Fund -- Class Fund -- Class   Fund -- Class
                              III Shares    III Shares       III Shares
                             ------------- ------------- ------------------

                               Period from April 30, 2004 to December 31,
                             ---------------------------------------------
                                 2004          2004             2004
                             ------------- ------------- ------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    $   528          (83)           5,184
 Net realized gain
   (loss) on investments....       (225)           7              586
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............      5,216        2,856          (16,022)
 Capital gain
   distribution.............        130           --           14,329
                                -------       ------          -------
    Increase (decrease)
     in net assets from
     operations.............      5,649        2,780            4,077
                                -------       ------          -------
From capital
 transactions:
 Net premiums...............     79,992        8,886           69,924
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........         --           --               --
   Surrenders...............         --           --               --
   Administrative
    expenses (note 4a)......         --           --               --
   Transfers (to) from
    the Guarantee Account...        570       17,872              507
   Transfers (to) from
    other subaccounts.......        103          942             (497)
                                -------       ------          -------
    Increase (decrease)
     in net assets from
     capital transactions...     80,665       27,700           69,934
                                -------       ------          -------
Increase (decrease) in
 net assets.................     86,314       30,480           74,011
Net assets at beginning
 of year....................         --           --               --
                                -------       ------          -------
Net assets at end of year...    $86,314       30,480           74,011
                                =======       ======          =======
Change in units (note 5):
 Units purchased............     10,412        2,808            7,518
 Units redeemed.............     (2,472)          --             (918)
                                -------       ------          -------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....      7,940        2,808            6,600
                                =======       ======          =======

                                             MFS(R) Variable Insurance Trust
                             --------------------------------------------------------------

                               MFS(R) Investors      MFS(R) Investors        MFS(R) New
                                 Growth Stock         Trust Series --    Discovery Series --
                               Series -- Service          Service              Service
                                 Class Shares          Class Shares         Class Shares
                             --------------------  --------------------  ------------------
                                  Year ended            Year ended           Year ended
                                 December 31,          December 31,         December 31,
                             --------------------  --------------------  ------------------
                                2004       2003       2004       2003       2004      2003
                             ---------  ---------  ---------  ---------  ---------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (26,207)   (15,661)   (22,068)    (8,648)   (13,348)  (6,036)
 Net realized gain
   (loss) on investments....    28,143      2,245     21,920      3,785      9,668   23,605
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   139,073    199,243    216,248    175,993     46,706  103,370
 Capital gain
   distribution.............        --         --         --         --         --       --
                             ---------  ---------  ---------  ---------  ---------  -------
    Increase (decrease)
     in net assets from
     operations.............   141,009    185,827    216,100    171,130     43,026  120,939
                             ---------  ---------  ---------  ---------  ---------  -------
From capital
 transactions:
 Net premiums...............   403,542    326,005    457,569    443,487    238,143  374,058
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........   (33,873)   (98,222)   (21,659)  (231,735)        --  (85,751)
   Surrenders...............   (44,760)   (26,815)   (92,410)   (22,821)   (74,823)  (5,386)
   Administrative
    expenses (note 4a)......      (293)      (121)      (531)      (172)      (268)     (53)
   Transfers (to) from
    the Guarantee Account...   155,494    196,297    714,075    313,251     98,880  132,490
   Transfers (to) from
    other subaccounts.......    86,682     44,842    182,140     65,960    (23,840)  51,329
                             ---------  ---------  ---------  ---------  ---------  -------
    Increase (decrease)
     in net assets from
     capital transactions...   566,792    441,986  1,239,184    567,970    238,092  466,687
                             ---------  ---------  ---------  ---------  ---------  -------
Increase (decrease) in
 net assets.................   707,801    627,813  1,455,284    739,100    281,118  587,626
Net assets at beginning
 of year.................... 1,368,985    741,172  1,224,910    485,810    718,884  131,258
                             ---------  ---------  ---------  ---------  ---------  -------
Net assets at end of year... 2,076,786  1,368,985  2,680,194  1,224,910  1,000,002  718,884
                             =========  =========  =========  =========  =========  =======
Change in units (note 5):
 Units purchased............   118,344     74,130    176,562    102,632     48,918   70,960
 Units redeemed.............   (49,367)   (16,411)   (39,969)   (31,836)   (20,618) (11,616)
                             ---------  ---------  ---------  ---------  ---------  -------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....    68,977     57,719    136,593     70,796     28,300   59,344
                             =========  =========  =========  =========  =========  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                       MFS(R) Variable Insurance Trust (continued)
                             -------------------------------------------------------------------
                                                              MFS(R) Total
                                                            Return Series --   MFS(R) Utilities
                              MFS(R) Strategic Income         Service Class    Series -- Service
                             Series -- Service Class Shares      Shares          Class Shares
                             -----------------------------  ----------------  ------------------
                                             Period from
                                                May 1,
                              Year ended       2003 to         Year ended         Year ended
                             December 31,    December 31,     December 31,       December 31,
                             ------------    ------------   ----------------  ------------------
                                 2004            2003         2004     2003      2004      2003
                             ------------    ------------   -------  -------  ---------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   $  3,815           (194)      (2,401)    (667)    (3,740)   2,449
 Net realized gain
   (loss) on investments....       (670)            89        3,038      324     39,633    2,080
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............      8,475          1,831       49,460   12,569    214,126  133,387
 Capital gain
   distribution.............         --             --           --       --         --       --
                               --------         ------      -------  -------  ---------  -------
    Increase (decrease)
     in net assets from
     operations.............     11,620          1,726       50,097   12,226    250,019  137,916
                               --------         ------      -------  -------  ---------  -------
From capital
 transactions:
 Net premiums...............     73,521         54,776      337,580  181,671    278,583  115,472
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........         --             --           --       --     (6,584)     415
   Surrenders...............     (1,728)           (39)      (7,867)  (1,782)   (31,584) (22,653)
   Administrative
    expenses (note 4a)......        (31)            --          (21)      --       (266)    (119)
   Transfers (to) from
    the Guarantee Account...     58,890         33,496       90,354    9,408     55,113   28,010
   Transfers (to) from
    other subaccounts.......      3,559              9       (6,424)   1,347    106,116    3,957
                               --------         ------      -------  -------  ---------  -------
    Increase (decrease)
     in net assets from
     capital transactions...    134,211         88,242      413,622  190,644    401,378  125,082
                               --------         ------      -------  -------  ---------  -------
Increase (decrease) in
 net assets.................    145,831         89,968      463,719  202,870    651,397  262,998
Net assets at beginning
 of year....................     89,968             --      204,392    1,522    602,615  339,617
                               --------         ------      -------  -------  ---------  -------
Net assets at end of year...   $235,799         89,968      668,111  204,392  1,254,012  602,615
                               ========         ======      =======  =======  =========  =======
Change in units (note 5):
 Units purchased............     13,738          8,086       43,376   17,859     57,011   19,805
 Units redeemed.............     (1,820)            (4)      (7,815)    (165)   (20,278)  (3,058)
                               --------         ------      -------  -------  ---------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     11,918          8,082       35,561   17,694     36,733   16,747
                               ========         ======      =======  =======  =========  =======

                                       Nations Separate Account Trust
                             ----------------------------------------------------

                                                            Nations Marsico
                              Nations Marsico Growth   International Opportunities
                                     Portfolio                 Portfolio
                             ------------------------  --------------------------
                                          Period from                Period from
                                             May 1,                     May 1,
                              Year ended    2003 to     Year ended     2003 to
                             December 31, December 31, December 31,  December 31,
                             ------------ ------------ ------------  ------------
                                 2004         2003         2004          2003
                             ------------ ------------ ------------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (17,951)     (1,942)      (12,946)      (2,042)
 Net realized gain
   (loss) on investments....      6,038       2,645        17,779        5,999
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    192,671      24,750       223,531       57,799
 Capital gain
   distribution.............         --          --         3,394           --
                              ---------     -------     ---------      -------
    Increase (decrease)
     in net assets from
     operations.............    180,758      25,453       231,758       61,756
                              ---------     -------     ---------      -------
From capital
 transactions:
 Net premiums...............    757,489     402,548       798,109      417,962
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........         --          --            --           --
   Surrenders...............    (42,605)     (5,081)      (38,731)      (4,378)
   Administrative
    expenses (note 4a)......       (126)         --           (94)          --
   Transfers (to) from
    the Guarantee Account...    144,500      13,929       137,491       10,758
   Transfers (to) from
    other subaccounts.......    177,342     168,208       373,566      241,744
                              ---------     -------     ---------      -------
    Increase (decrease)
     in net assets from
     capital transactions...  1,036,600     579,604     1,270,341      666,086
                              ---------     -------     ---------      -------
Increase (decrease) in
 net assets.................  1,217,358     605,057     1,502,099      727,842
Net assets at beginning
 of year....................    605,057          --       727,842           --
                              ---------     -------     ---------      -------
Net assets at end of year...  1,822,415     605,057     2,229,941      727,842
                              =========     =======     =========      =======
Change in units (note 5):
 Units purchased............     97,518      49,402       112,012       54,731
 Units redeemed.............    (11,349)       (429)      (19,248)        (358)
                              ---------     -------     ---------      -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     86,169      48,973        92,764       54,373
                              =========     =======     =========      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                              Oppenheimer Variable Account Funds
                             ---------------------------------------------------------------------------------------------------
                                                                                               Oppenheimer
                                                                                                 Balanced
                                 Oppenheimer       Oppenheimer Aggressive      Oppenheimer      Fund/VA --
                              Aggressive Growth   Growth Fund/VA -- Service      Balanced         Service     Oppenheimer Bond
                                   Fund/VA                 Shares                Fund/VA          Shares           Fund/VA
                             -------------------  ------------------------  -----------------  ------------ --------------------
                                                               Period from                     Period from
                                                                  May 1,                        April 30,
                                  Year ended       Year ended    2003 to        Year ended       2004 to         Year ended
                                 December 31,     December 31, December 31,    December 31,    December 31,     December 31,
                             -------------------  ------------ ------------ -----------------  ------------ --------------------
                                2004      2003        2004         2003       2004     2003        2004        2004       2003
                             ---------  --------  ------------ ------------ -------  --------  ------------ ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (12,829)  (11,229)    (2,291)        (747)    (3,156)   14,604       (828)      65,234    109,478
 Net realized gain
   (loss) on investments....  (107,777) (138,072)      (676)       9,590      3,185   (27,561)       789        7,564      3,711
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   271,376   318,808     27,960       (7,900)    72,096   191,276     12,901        3,840      7,733
 Capital gain
   distribution.............        --        --         --           --         --        --         --           --         --
                             ---------  --------    -------      -------    -------  --------    -------    ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   150,770   169,507     24,993          943     72,125   178,319     12,862       76,638    120,922
                             ---------  --------    -------      -------    -------  --------    -------    ---------  ---------
From capital
 transactions:
 Net premiums...............    25,753    11,242     59,501       72,202        280       504    116,065           --      4,500
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........        68        --         --           --        160    (1,135)        --       (1,495)        --
   Surrenders...............   (89,047)  (60,047)    (4,444)     (54,267)   (48,660)  (31,344)        --     (133,400)  (376,392)
   Administrative
    expenses (note 4a)......    (1,001)   (1,119)       (48)          --       (513)     (600)        --       (1,524)    (1,637)
   Transfers (to) from
    the Guarantee Account...   (26,446)    7,580     18,708        3,700      8,009   (41,632)    74,102      (37,317)   (27,096)
   Transfers (to) from
    other subaccounts.......    19,964    39,339      1,905       68,616      7,132  (147,907)    28,759      (52,211)  (185,686)
                             ---------  --------    -------      -------    -------  --------    -------    ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (70,709)   (3,005)    75,622       90,251    (33,592) (222,114)   218,926     (225,947)  (586,311)
                             ---------  --------    -------      -------    -------  --------    -------    ---------  ---------
Increase (decrease) in
 net assets.................    80,061   166,502    100,615       91,194     38,533   (43,795)   231,788     (149,309)  (465,389)
Net assets at beginning
 of year....................   886,728   720,226     91,194           --    864,426   908,221         --    2,071,944  2,537,333
                             ---------  --------    -------      -------    -------  --------    -------    ---------  ---------
Net assets at end of year... $ 966,789   886,728    191,809       91,194    902,959   864,426    231,788    1,922,635  2,071,944
                             =========  ========    =======      =======    =======  ========    =======    =========  =========
Change in units (note 5):
 Units purchased............     5,800     9,843      7,447       12,222      2,868        46     23,505        8,958        369
 Units redeemed.............   (13,152)  (10,348)    (1,200)      (4,618)    (5,447)  (20,275)    (2,323)     (26,825)   (48,517)
                             ---------  --------    -------      -------    -------  --------    -------    ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (7,352)     (505)     6,247        7,604     (2,579)  (20,229)    21,182      (17,867)   (48,148)
                             =========  ========    =======      =======    =======  ========    =======    =========  =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                         Oppenheimer Variable Account Funds (continued)
                             ------------------------------------------------------------------------------------------
                                                                               Oppenheimer Global
                                                       Oppenheimer Capital         Securities
                              Oppenheimer Capital    Appreciation Fund/VA --   Fund/VA -- Service    Oppenheimer High
                              Appreciation Fund/VA        Service Shares             Shares           Income Fund/VA
                             ---------------------  ------------------------  --------------------  ------------------
                                                                 Period from
                                                                    May 1,
                                   Year ended        Year ended    2003 to         Year ended           Year ended
                                  December 31,      December 31, December 31,     December 31,         December 31,
                             ---------------------  ------------ ------------ --------------------  ------------------
                                2004        2003        2004         2003        2004       2003      2004      2003
                             ----------  ---------  ------------ ------------ ---------  ---------  --------  --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense)................. $   15,272)   (12,208)    (34,574)     (3,009)     (14,221)   (12,518)   32,689    42,770
 Net realized gain
  (loss) on investments.....    (78,149)   (98,380)     13,950       2,652       68,088     10,303    (3,291)  (33,140)
 Change in unrealized
  appreciation
  (depreciation) on
  investments...............    151,919    417,773     212,854      73,778      399,523    441,998    12,826   130,048
 Capital gain
  distribution..............         --         --          --          --           --         --        --        --
                             ----------  ---------   ---------     -------    ---------  ---------  --------  --------
    Increase (decrease)
     in net assets from
     operations.............     58,498    307,185     192,230      73,421      453,390    439,783    42,224   139,678
                             ----------  ---------   ---------     -------    ---------  ---------  --------  --------
From capital
 transactions:
 Net premiums...............        334     29,515   1,182,087     780,020      662,749    609,930     1,305     8,453
 Transfers (to) from the
  general account of GE
  Capital Life Assurance
  Company of New York
  Death benefits............     (7,056)   (47,169)    (10,445)         --       (6,174)   (15,567)   (3,424)       --
  Surrenders................   (355,215)   (78,198)    (88,109)     (1,221)     (83,267)   (33,858)  (39,101)  (35,887)
  Administrative
    expenses (note 4a)......     (1,351)    (1,436)       (386)        (10)        (732)      (282)     (403)     (474)
  Transfers (to) from
    the Guarantee Account...     80,484     78,800   1,309,411     119,769      378,277    143,488   (35,603)   (3,813)
  Transfers (to) from
    other subaccounts.......     23,977    124,523     334,935         (63)      54,414     89,204   (28,225) (171,015)
                             ----------  ---------   ---------     -------    ---------  ---------  --------  --------
    Increase (decrease)
     in net assets from
     capital transactions...   (258,827)   106,035   2,727,493     898,495    1,005,267    792,915  (105,451) (202,736)
                             ----------  ---------   ---------     -------    ---------  ---------  --------  --------
Increase (decrease) in
 net assets.................   (200,329)   413,220   2,919,723     971,916    1,458,657  1,232,698   (63,227)  (63,058)
Net assets at beginning
 of year....................  1,454,197  1,040,977     971,916          --    1,914,556    681,858   668,528   731,586
                             ----------  ---------   ---------     -------    ---------  ---------  --------  --------
Net assets at end of year... $1,253,868  1,454,197   3,891,639     971,916    3,373,213  1,914,556   605,301   668,528
                             ==========  =========   =========     =======    =========  =========  ========  ========
Change in units (note 5):
 Units purchased............     25,424     21,021     239,236      76,380      129,747     97,905     3,068       864
 Units redeemed.............    (48,425)   (11,447)    (21,697)       (110)     (35,554)    (5,787)  (12,723)  (21,583)
                             ----------  ---------   ---------     -------    ---------  ---------  --------  --------
 Net increase (decrease)
  in units from capital
  transactions with
  contract owners...........    (23,001)     9,574     217,539      76,270       94,193     92,118    (9,655)  (20,719)
                             ==========  =========   =========     =======    =========  =========  ========  ========

                             -------------------------------------------
                                                     Oppenheimer Main
                               Oppenheimer Main      Street Small Cap
                               Street Fund/VA --    Fund/VA -- Service
                                 Service Shares           Shares
                             --------------------  --------------------


                                  Year ended            Year ended
                                 December 31,          December 31,
                             --------------------  --------------------
                                2004       2003       2004       2003
                             ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).................   (64,409)   (36,665)   (31,883)    (6,610)
 Net realized gain
  (loss) on investments.....   142,048     (2,505)    31,810     15,211
 Change in unrealized
  appreciation
  (depreciation) on
  investments...............   420,295  1,064,914    402,160    164,450
 Capital gain
  distribution..............        --         --         --         --
                             ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   497,934  1,025,744    402,087    173,051
                             ---------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums............... 1,494,748  1,549,153    934,220    796,161
 Transfers (to) from the
  general account of GE
  Capital Life Assurance
  Company of New York
  Death benefits............   (97,100)   (48,040)        --         --
  Surrenders................  (397,189)  (185,322)   (44,665)    (4,228)
  Administrative
    expenses (note 4a)......    (1,778)      (784)      (301)        --
  Transfers (to) from
    the Guarantee Account...   517,229    467,657    352,229    170,413
  Transfers (to) from
    other subaccounts.......  (204,107)  (163,510)    79,932     98,076
                             ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions... 1,311,803  1,619,154  1,321,415  1,060,422
                             ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets................. 1,809,737  2,644,898  1,723,502  1,233,473
Net assets at beginning
 of year.................... 5,836,914  3,192,016  1,234,981      1,508
                             ---------  ---------  ---------  ---------
Net assets at end of year... 7,646,651  5,836,914  2,958,483  1,234,981
                             =========  =========  =========  =========
Change in units (note 5):
 Units purchased............   282,297    242,329    113,799     92,498
 Units redeemed.............  (148,962)   (47,667)   (15,867)      (368)
                             ---------  ---------  ---------  ---------
 Net increase (decrease)
  in units from capital
  transactions with
  contract owners...........   133,335    194,662     97,932     92,130
                             =========  =========  =========  =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                PBHG Insurance Series Fund, Inc.
                             --------------------------------------  -----------------
                                                                       Foreign Bond
                                                                         Portfolio
                                                                       (U.S. Dollar
                                                                        Hedged) --
                                PBHG Growth II      PBHG Large Cap    Administrative
                                  Portfolio        Growth Portfolio    Class Shares
                             -------------------  -----------------  ----------------
                                  Year ended          Year ended        Year ended
                                 December 31,        December 31,      December 31,
                             -------------------  -----------------  ----------------
                                2004      2003      2004     2003      2004     2003
                             ---------  --------  -------  --------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense)................. $  (4,171)   (4,665)  (9,753)   (8,911)   2,049    1,610
 Net realized gain
  (loss) on investments.....  (103,440) (165,631) (49,295) (107,897)     505      414
 Change in unrealized
  appreciation
  (depreciation) on
  investments...............   123,521   240,780  107,379   278,180      259   (1,537)
 Capital gain
  distribution..............        --        --       --        --    1,325       --
                             ---------  --------  -------  --------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............    15,910    70,484   48,331   161,372    4,138      487
                             ---------  --------  -------  --------  -------  -------
From capital
 transactions:
 Net premiums...............        25       562       38        --    9,275      570
 Transfers (to) from the
  general account of GE
  Capital Life Assurance
  Company of New York
  Death benefits............   (45,354)       --       --        --       --       --
  Surrenders................   (19,958)  (45,958) (34,488)  (27,350)  (7,759)  (3,880)
  Administrative
    expenses (note 4a)......      (433)     (727)    (580)     (614)     (29)     (28)
  Transfers (to) from
    the Guarantee Account...     1,635   (14,423)  (4,243)   (1,422)  24,457    4,997
  Transfers (to) from
    other subaccounts.......     2,895   (13,715) (19,485)  (31,958) (70,060)   4,966
                             ---------  --------  -------  --------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...   (61,190)  (74,261) (58,758)  (61,344) (44,116)   6,625
                             ---------  --------  -------  --------  -------  -------
Increase (decrease) in
 net assets.................   (45,280)   (3,777) (10,427)  100,028  (39,978)   7,112
Net assets at beginning
 of year....................   338,618   342,395  713,507   613,479  177,609  170,497
                             ---------  --------  -------  --------  -------  -------
Net assets at end of year... $ 293,338   338,618  703,080   713,507  137,631  177,609
                             =========  ========  =======  ========  =======  =======
Change in units (note 5):
 Units purchased............     2,420        79    2,980        --    5,777      957
 Units redeemed.............    (9,745)  (10,567)  (8,460)   (7,478)  (9,990)    (369)
                             ---------  --------  -------  --------  -------  -------
 Net increase (decrease)
  in units from capital
  transactions with
  contract owners...........    (7,325)  (10,488)  (5,480)   (7,478)  (4,213)     588
                             =========  ========  =======  ========  =======  =======

                                       PIMCO Variable Insurance Trust
                             ---------------------------------------------------------------------

                                                           Long-Term
                                                        U.S. Government         Total Return
                             High Yield Portfolio --     Portfolio --           Portfolio --
                                Administrative          Administrative         Administrative
                                 Class Shares            Class Shares           Class Shares
                             ----------------------  --------------------  ----------------------
                                  Year ended              Year ended             Year ended
                                 December 31,            December 31,           December 31,
                             ----------------------  --------------------  ----------------------
                                2004        2003        2004       2003       2004        2003
                             ---------   ---------   ---------  ---------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).................   169,399      79,654     166,767    120,034     154,312     158,382
 Net realized gain
  (loss) on investments.....    20,047      22,361     (11,812)   (11,831)     60,109      42,139
 Change in unrealized
  appreciation
  (depreciation) on
  investments...............    69,771     147,059      69,067    (43,310)     96,205      34,463
 Capital gain
  distribution..............        --          --     104,451     31,860     155,084      47,001
                             ---------   ---------   ---------  ---------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   259,217     249,074     328,473     96,753     465,710     281,985
                             ---------   ---------   ---------  ---------  ----------  ----------
From capital
 transactions:
 Net premiums............... 1,363,673     986,786   1,559,217    838,141   5,801,664   2,756,062
 Transfers (to) from the
  general account of GE
  Capital Life Assurance
  Company of New York
  Death benefits............   (35,554)    (74,240)    (23,903)  (189,250)   (144,078)   (129,468)
  Surrenders................  (166,174)    (49,373)   (436,242)  (252,576) (1,092,073)   (517,838)
  Administrative
    expenses (note 4a)......      (934)       (228)     (1,227)      (826)     (2,375)     (1,291)
  Transfers (to) from
    the Guarantee Account...   416,144     269,625     801,546    269,546   1,452,714     813,684
  Transfers (to) from
    other subaccounts.......  (288,866)     47,172    (539,476)    40,436     114,033     780,606
                             ---------   ---------   ---------  ---------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... 1,288,289   1,179,742   1,359,915    705,471   6,129,885   3,701,755
                             ---------   ---------   ---------  ---------  ----------  ----------
Increase (decrease) in
 net assets................. 1,547,506   1,428,816   1,688,388    802,224   6,595,595   3,983,740
Net assets at beginning
 of year.................... 2,327,539     898,723   5,270,900  4,468,676  11,611,917   7,628,177
                             ---------   ---------   ---------  ---------  ----------  ----------
Net assets at end of year... 3,875,045   2,327,539   6,959,288  5,270,900  18,207,512  11,611,917
                             =========   =========   =========  =========  ==========  ==========
Change in units (note 5):
 Units purchased............   190,463     116,427     236,411     94,939     775,184     387,579
 Units redeemed.............   (81,039)    (11,115)   (129,335)   (37,038)   (251,281)    (57,572)
                             ---------   ---------   ---------  ---------  ----------  ----------
 Net increase (decrease)
  in units from capital
  transactions with
  contract owners...........   109,424     105,312     107,076     57,901     523,903     330,007
                             =========   =========   =========  =========  ==========  ==========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                 The Prudential Series Fund, Inc.      Rydex Variable Trust
                              --------------------------------------   -------------------
                              Jennison 20/20
                                  Focus
                              Portfolio --     Jennison Portfolio --
                                Class II          Class II Shares          OTC Fund
                              -------------  ------------------------  -------------------
                                                          Period from
                                                             May 1,
                               Year ended     Year ended    2003 to       Year ended
                              December 31,   December 31, December 31,   December 31,
                              -------------  ------------ ------------ -------------------
                                2004    2003     2004         2003       2004       2003
                              -------   ---- ------------ ------------  -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (159)   --     (1,152)        (373)    (7,935)    (4,677)
   Net realized gain
     (loss) on
     investments.............      26    --        155          193     38,663      3,332
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,448    --      6,334        5,733     39,939    107,560
   Capital gain
     distribution............      --    --         --           --         --         --
                              -------    --     ------       ------     -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........   1,315    --      5,337        5,553     70,667    106,215
                              -------    --     ------       ------     -------   -------
From capital
  transactions:
   Net premiums..............  14,501    --     10,209       58,662     24,719     75,789
   Transfers (to) from
     the general account
     of GE Capital Life
     Assurance Company
     of New York
     Death benefits..........      --    --         --           --         --         --
     Surrenders..............      --    --         --         (195)   (51,585)   (21,659)
     Administrative
       expenses (note 4a)....      --    --         --           --        (94)       (67)
     Transfers (to) from
       the Guarantee
       Account...............     359    --       (211)          78     65,080     29,291
     Transfers (to) from
       other subaccounts.....    (545)   --         78           --    426,311     26,743
                              -------    --     ------       ------     -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  14,315    --     10,076       58,545    464,431    110,097
                              -------    --     ------       ------     -------   -------
Increase (decrease) in
  net assets.................  15,630    --     15,413       64,098    535,098    216,312
Net assets at beginning
  of year....................      --    --     64,098           --    422,479    206,167
                              -------    --     ------       ------     -------   -------
Net assets at end of year.... $15,630    --     79,511       64,098    957,577    422,479
                              =======    ==     ======       ======     =======   =======
Change in units (note 5):
   Units purchased...........   1,179    --        872        5,308    150,974     17,719
   Units redeemed............     (42)   --        (53)         (18)   (96,575)    (2,927)
                              -------    --     ------       ------     -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   1,137    --        819        5,290     54,399     14,792
                              =======    ==     ======       ======     =======   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                 Salomon Brothers Variable Series Funds Inc
                              ----------------------------------------------------------------------------------------
                                   Salomon Brothers       Salomon Brothers   Salomon Brothers     Salomon Brothers
                                   Variable All Cap       Variable Investors Variable Strategic    Variable Total
                                   Fund -- Class II        Fund -- Class I   Bond Fund -- Class I Return Fund -- Class I
                              --------------------------  ----------------   -------------------  ---------------------
                                            Period from
                               Year ended  May 1, 2003 to    Year ended         Year ended           Year ended
                              December 31,  December 31,    December 31,       December 31,         December 31,
                              ------------ -------------- ----------------   -------------------  ---------------------
                                  2004          2003        2004      2003     2004       2003      2004        2003
                              ------------ -------------- -------   -------   -------   -------    -------     -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   $ (2,441)         (89)         43       116    9,709     14,606       970         173
   Net realized gain
     (loss) on
     investments.............      2,514           14         619    (9,821)     751     17,870       197      (1,838)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     14,875        2,210      17,270    59,067     (238)    (4,148)    5,723      15,893
   Capital gain
     distribution............         --           --          --        --    5,050      7,992     2,214       1,404
                                --------       ------     -------   -------   -------   -------    -------     -------
       Increase
         (decrease) in
         net assets from
         operations..........     14,948        2,135      17,932    49,362   15,272     36,320     9,104      15,632
                                --------       ------     -------   -------   -------   -------    -------     -------
From capital
  transactions:
   Net premiums..............    137,955       19,338          --        --       --         --     9,000          --
   Transfers (to) from
     the general account
     of GE Capital Life
     Assurance Company
     of New York
     Death benefits..........         --           --          --        --       --         --        --          --
     Surrenders..............    (20,581)          --     (11,661)  (20,517) (13,129)   (95,439)   (1,573)    (12,337)
     Administrative
       expenses (note 4a)....        (40)          --        (139)     (164)    (134)      (280)      (50)       (104)
     Transfers (to) from
       the Guarantee
       Account...............     64,233       16,875      (1,377)  (19,578) (11,768)    29,876       (16)    (30,282)
     Transfers (to) from
       other subaccounts.....     64,025           --       5,829    12,083  (53,953)   123,906     1,000       8,688
                                --------       ------     -------   -------   -------   -------    -------     -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    245,592       36,213      (7,348)  (28,176) (78,984)    58,063     8,361     (34,035)
                                --------       ------     -------   -------   -------   -------    -------     -------
Increase (decrease) in
  net assets.................    260,540       38,348      10,584    21,186  (63,712)    94,383    17,465     (18,403)
Net assets at beginning
  of year....................     38,348           --     204,612   183,426  363,968    269,585   121,309     139,712
                                --------       ------     -------   -------   -------   -------    -------     -------
Net assets at end of year....   $298,888       38,348     215,196   204,612  300,256    363,968   138,774     121,309
                                ========       ======     =======   =======   =======   =======    =======     =======
Change in units (note 5):
   Units purchased...........     23,588        2,967         893     1,322    1,016     12,478       878         880
   Units redeemed............     (3,690)          --      (1,518)   (4,426)  (6,888)    (7,757)     (145)     (4,325)
                                --------       ------     -------   -------   -------   -------    -------     -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     19,898        2,967        (625)   (3,104)  (5,872)     4,721       733      (3,445)
                                ========       ======     =======   =======   =======   =======    =======     =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                            Scudder Variable Series II
                             ----------------------------------------------------------------------------------------

                                Scudder Technology             SVS Dreman High                SVS Dreman Small
                                Growth Portfolio --      Return Equity Portfolio --        Cap Value Portfolio --
                                  Class B Shares               Class B Shares                  Class B Shares
                             ------------------------  ------------------------------  ------------------------------
                                          Period from
                                             May 1,                 Period from May 1,              Period from May 1,
                              Year ended    2003 to     Year ended       2003 to        Year ended       2003 to
                             December 31, December 31, December 31,    December 31,    December 31,    December 31,
                             ------------ ------------ ------------ ------------------ ------------ ------------------
                                 2004         2003         2004            2003            2004            2003
                             ------------ ------------ ------------ ------------------ ------------ ------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).................   $ (1,274)       (314)      (1,778)            (29)         (2,477)           (230)
 Net realized gain
  (loss) on investments.....      1,323       5,699       12,725           4,111           4,686            (213)
 Change in unrealized
  appreciation
  (depreciation) on
  investments...............      5,782       2,697       35,042          43,522          47,530           7,012
 Capital gain
  distribution..............         --          --           --              --              --              --
                               --------      ------      -------         -------         -------          ------
    Increase (decrease)
     in net assets from
     operations.............      5,831       8,082       45,989          47,604          49,739           6,569
                               --------      ------      -------         -------         -------          ------
From capital
 transactions:
 Net premiums...............     13,853      42,155      114,966         208,109         154,669          43,392
 Transfers (to) from the
  general account of GE
  Capital Life Assurance
  Company of New York
  Death benefits............         --          --           --              --              --              --
  Surrenders................     (5,762)         --       (7,345)           (926)         (2,867)             --
  Administrative
    expenses (note 4a)......         (6)         --          (28)             --             (45)             --
  Transfers (to) from
    the Guarantee Account...      4,140       6,046       32,214          21,741          67,482           1,427
  Transfers (to) from
    other subaccounts.......     38,967      (1,074)       3,792            (219)         26,490            (218)
                               --------      ------      -------         -------         -------          ------
    Increase (decrease)
     in net assets from
     capital transactions...     51,192      47,127      143,599         228,705         245,729          44,601
                               --------      ------      -------         -------         -------          ------
Increase (decrease) in
 net assets.................     57,023      55,209      189,588         276,309         295,468          51,170
Net assets at beginning
 of year....................     55,209          --      276,309              --          51,170              --
                               --------      ------      -------         -------         -------          ------
Net assets at end of year...   $112,232      55,209      465,897         276,309         346,638          51,170
                               ========      ======      =======         =======         =======          ======
Change in units (note 5):
 Units purchased............      5,168       3,776       20,936          22,316          19,272           3,836
 Units redeemed.............     (1,345)        (85)      (9,647)           (112)         (2,145)            (19)
                               --------      ------      -------         -------         -------          ------
 Net increase (decrease)
  in units from capital
  transactions with
  contract owners...........      3,823       3,691       11,289          22,204          17,127           3,817
                               ========      ======      =======         =======         =======          ======

                               Van Kampen Life Investment Trust
                             -----------------------------------
                                                     Emerging
                                  Comstock            Growth
                                Portfolio --       Portfolio --
                               Class II Shares   Class II Shares
                             ------------------  ---------------


                                 Year ended         Year ended
                                December 31,       December 31,
                             ------------------  ---------------
                                2004      2003     2004    2003
                             ---------  -------  -------  ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).................   (10,731)  (2,418)  (1,911)   (500)
 Net realized gain
  (loss) on investments.....    14,473    6,161    1,260   1,392
 Change in unrealized
  appreciation
  (depreciation) on
  investments...............   170,073   53,297    7,091   5,922
 Capital gain
  distribution..............        --       --       --      --
                             ---------  -------  -------  ------
    Increase (decrease)
     in net assets from
     operations.............   173,815   57,040    6,440   6,814
                             ---------  -------  -------  ------
From capital
 transactions:
 Net premiums...............   675,033  376,479   39,945  38,784
 Transfers (to) from the
  general account of GE
  Capital Life Assurance
  Company of New York
  Death benefits............   (23,848) (21,105)      --      --
  Surrenders................   (40,300)  (2,006)  (2,115)   (401)
  Administrative
    expenses (note 4a)......      (296)      (4)     (52)     --
  Transfers (to) from
    the Guarantee Account...   266,029   41,868   29,264  27,414
  Transfers (to) from
    other subaccounts.......    84,585   24,900    1,475   9,830
                             ---------  -------  -------  ------
    Increase (decrease)
     in net assets from
     capital transactions...   961,203  420,132   68,517  75,627
                             ---------  -------  -------  ------
Increase (decrease) in
 net assets................. 1,135,018  477,172   74,957  82,441
Net assets at beginning
 of year....................   497,563   20,391   82,441      --
                             ---------  -------  -------  ------
Net assets at end of year... 1,632,581  497,563  157,398  82,441
                             =========  =======  =======  ======
Change in units (note 5):
 Units purchased............    99,979   48,043   10,546   9,702
 Units redeemed.............   (11,999)  (2,510)  (2,950)    (51)
                             ---------  -------  -------  ------
 Net increase (decrease)
  in units from capital
  transactions with
  contract owners...........    87,980   45,533    7,596   9,651
                             =========  =======  =======  ======

                See accompanying notes to financial statements

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                         Notes to Financial Statements

                               December 31, 2004

(1)Description of Entity

   GE Capital Life Separate Account II (the Account) is a separate investment account established on April 1, 1996 by GE Capital Life Assurance Company of New York (GE Capital Life) pursuant to the laws of the State of New York. The Account may invest in mutual funds, unit investment trusts, managed separate accounts and other portfolios. GE Capital Life uses the Account to support flexible premium variable deferred annuity contracts issued by GE Capital Life, as well as for other purposes permitted by law.

   Currently, there are multiple subaccounts of the Account available under the contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of a Fund.

   The assets of the Account belong to GE Capital Life. However, GE Capital Life may not charge the assets in the Account attributable to the policies with liabilities arising out of any other business, which GE Capital Life may conduct. The assets of the Account will, however, be available to cover the liabilities for GE Capital Life General Account to the extent that the asset of the Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Account are credited to or charged against the Account without regard to the income, gains or losses arising out of any other business conducted.

   GE Capital Life registered the Account with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Account by the SEC. Contract owners assume the full investment risk for all amounts allocated to the Account.

   Effective April 30, 2004, the following Portfolios were added to the Account:

Evergreen Variable Annuity Trust:                            Merrill Lynch Variable Series Fund, Inc.:
  Evergreen VA Omega Fund -- Class 2                           Merrill Lynch Basic Value V.I. Fund -- Class III Shares
Fidelity Variable Insurance Products Fund:                     Merrill Lynch Large Cap Growth V.I. Fund -- Class III
  VIP Asset Manager/SM/ Portfolio -- Service Class 2            Shares
  VIP Value Strategies Portfolio -- Service Class 2            Merrill Lynch Value Opportunities V.I. Fund -- Class III
                                                                Shares
                                                             Oppenheimer Variable Account Funds:
                                                               Oppenheimer Balanced Fund/VA -- Service Shares

   All designated portfolios described above are series type mutual funds.

   The Janus Aspen Series -- International Growth Portfolio -- Service Shares ceased accepting new purchase payments from the Account effective November 15, 2004.

   Effective November 15, 2004, the AIM Variable Insurance Funds -- AIM V.I. International Growth Fund -- Series II Shares and the AllianceBernstein Variable Products Series Fund Inc. -- AllianceBernstein International Value Portfolio -- Class B were added to the Account.

   Effective December 15, 2004, the Eaton Vance Variable Trust -- VT Income Fund of Boston was liquidated pursuant to a decision made by the portfolio's Board of Trustees.

   Effective December 15, 2004, the Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class I shares and Franklin Templeton Variable Insurance Products Trust -- Templeton Global Income Securities Fund -- Class I shares were added to the Account.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


   During 2004, the following names were changed:

                     Formerly Known As                                           Currently Known As
AllianceBernstein Variable Products Series Fund, Inc.:       AllianceBernstein Small Cap Growth Portfolio --  Class B
  Quasar Portfolio -- Class B
Fidelity Variable Insurance Products Fund:
  VIP II Asset Manager/SM/ Portfolio -- Initial Class        VIP Asset Manager/SM/ Portfolio -- Initial Class
  VIP II Contrafund(R) Portfolio -- Initial Class            VIP Contrafund(R) Portfolio -- Initial Class
  VIP II Contrafund(R) Portfolio -- Service Class 2          VIP Contrafund(R) Portfolio -- Service Class 2
  VIP III Dynamic Capital Appreciation Portfolio --          VIP Dynamic Capital Appreciation Portfolio -- Service Class
    Service Class 2                                            2
  VIP III Growth & Income Portfolio -- Initial Class         VIP Growth & Income Portfolio -- Initial Class
  VIP III Growth & Income Portfolio -- Service Class 2       VIP Growth & Income Portfolio -- Service Class 2
  VIP III Growth Opportunities Portfolio -- Initial Class    VIP Growth Opportunities Portfolio -- Initial Class
  VIP III Mid Cap Portfolio -- Service Class 2               VIP Mid Cap Portfolio -- Service Class 2
GE Investments Funds, Inc.:
  Mid-Cap Value Equity Fund                                  Mid-Cap Equity Fund
Greenwich Street Series Fund:
  Salomon Brothers Variable Emerging Growth Fund --  Class   Salomon Brothers Variable Aggressive Growth Fund --  Class
   II                                                          II
J.P. Morgan Series Trust II:
  International Opportunities Portfolio                      International Equity Portfolio
Oppenheimer Variable Account Funds:
  Oppenheimer Multiple Strategies Fund/VA                    Oppenheimer Balanced Fund/VA
PIMCO Variable Insurance Trust:
  Foreign Bond Portfolio -- Administrative Class Shares      Foreign Bond Portfolio (U.S. Dollar Hedged) --
                                                                Administrative Class Shares

   As of December 31, 2004, the Evergreen Variable Annuity Trust-Evergreen VA Omega Fund - Class 2 and the Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class I shares portfolio funds were available, but not shown on the statement due to not having any activity.

   Effective November 14, 2003, Dreyfus -- Dreyfus Investment
Portfolios-Emerging Markets Portfolio -- Initial Shares and the Federated Insurance Series -- Federated International Small Company Fund II were liquidated pursuant to a decision made by each respective portfolio's Board of Trustees.

   During 2003, Federated Insurance Series changed the name of its Federated Utility Fund II to Federated Capital Income Fund II; Janus Aspen Series changed the name of its Aggressive Growth Portfolio to Mid Cap Growth Portfolio
 -- Institutional Shares and its Aggressive Growth Portfolio -- Service Shares to Mid Cap Growth Portfolio -- Service Shares; Oppenheimer Variable Account Funds changed the name of its Oppenheimer Main Street Growth & Income Fund/VA
 -- Service Shares to Oppenheimer Main Street Fund/VA -- Service Shares; and Salomon Brothers Variable Series Funds Inc changed the name of its Investors Fund to Salomon Brothers Variable Investors Fund -- Class I, its Strategic Bond Fund to Salomon Brothers Variable Strategic Bond Fund -- Class I, and its Total Return Fund to Salomon Brothers Variable Total Return Fund -- Class I.

(2)Summary of Significant Accounting Policies

  (a) Investments

   Investments are stated at fair market value, which are based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the day the request for purchase or redemption is received (Valuation Day) and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


  (b) Unit Class

   There are seven unit classes included in the Account. Type I units are sold under contract Form NY1066. Type II and Type III units are sold under contract form NY1155. Type IV and Type V units are also sold under contract form NY1155 and include an Enhanced Payment Rider contract form NY5136. Type VI units are sold under contract form number NY1157. Type VII units are sold under contract form number NY1162. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure.

  (c) Federal Income Taxes

   The operations of the Account are a part of, and taxed with, the operations of GE Capital Life. Therefore, the Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Under existing federal income tax laws, investment income and capital gains of the Account are not taxed. Accordingly, the Account paid no federal income taxes and no federal income tax payment was required. GE Capital Life is taxed as a life insurance company under the Code.

  (d) Use of Estimates

   Financial statements prepared in conformity with U.S. generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3)Purchases and Sales of Investments

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2004 were:

                                                                  Cost of    Proceeds
                                                                   Shares      from
Fund/Portfolio                                                    Acquired  Shares Sold
--------------                                                   ---------- -----------
AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I shares............. $   42,824  $ 11,274
 AIM V.I. Basic Value Fund -- Series II shares..................  1,483,133   196,321
 AIM V.I. Blue Chip Fund -- Series I shares.....................    160,934    31,833
 AIM V.I. Capital Appreciation Fund -- Series I shares..........    143,236    33,109
 AIM V.I. Growth Fund -- Series I shares........................      9,876   102,739
 AIM V.I. International Growth Fund -- Series II shares.........     99,892        57
 AIM V.I. Premier Equity Fund -- Series I shares................     94,692   201,071
The Alger American Fund:
 Alger American Growth Portfolio -- Class O Shares..............      1,012   192,294
 Alger American Small Capitalization Portfolio -- Class O Shares     71,274   152,674
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio -- Class B.......  2,669,664   933,389
 AllianceBernstein International Value Portfolio -- Class B.....     32,139       126
 AllianceBernstein Premier Growth Portfolio -- Class B..........    539,709   209,532
 AllianceBernstein Small Cap Growth Portfolio -- Class B........      1,654    30,613
 AllianceBernstein Technology Portfolio -- Class B..............    179,877    74,057
American Century Variable Portfolios, Inc.:
 VP Income & Growth Fund -- Class I.............................     75,721    33,735
 VP International Fund -- Class I...............................     92,637     7,999
 VP Ultra Fund -- Class I.......................................    385,948    29,775
 VP Value Fund -- Class I.......................................    397,089    54,324

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                            Cost of     Proceeds
                                                                             Shares       from
Fund/Portfolio                                                              Acquired   Shares Sold
--------------                                                             ----------- -----------
Dreyfus:
 Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares $    48,052 $   13,903
 The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares.....     212,531     77,393
 Dreyfus Variable Investment Fund -- Money Market Portfolio...............   1,181,656    432,767
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund.............................................   7,561,822  3,158,672
 VT Income Fund of Boston.................................................     674,456    826,512
 VT Worldwide Health Sciences Fund........................................     794,670    308,348
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary Shares.....................      26,744     25,090
 Federated Capital Income Fund II.........................................      45,602     42,404
 Federated High Income Bond Fund II -- Primary Shares.....................      45,708    109,066
 Federated High Income Bond Fund II -- Service Shares.....................   1,284,730    456,473
 Federated Kaufmann Fund II -- Service Shares.............................   1,442,482    311,685
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Initial Class.........................      35,647     38,851
 VIP Asset Manager/SM/ Portfolio -- Service Class 2.......................      16,802         18
 VIP Contrafund(R) Portfolio -- Initial Class.............................     315,080    587,715
 VIP Contrafund(R) Portfolio -- Service Class 2...........................   4,328,216  1,168,724
 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2............      10,324      3,742
 VIP Equity-Income Portfolio -- Initial Class.............................     205,868    309,833
 VIP Equity-Income Portfolio -- Service Class 2...........................   3,227,518    893,487
 VIP Growth & Income Portfolio -- Initial Class...........................      42,118    125,302
 VIP Growth & Income Portfolio -- Service Class 2.........................   1,589,401    327,311
 VIP Growth Opportunities Portfolio -- Initial Class......................      47,449    224,257
 VIP Growth Portfolio -- Initial Class....................................      72,891    256,987
 VIP Growth Portfolio -- Service Class 2..................................     947,260    216,414
 VIP Mid Cap Portfolio -- Service Class 2.................................   3,246,721  1,481,242
 VIP Overseas Portfolio -- Initial Class..................................     103,054    163,060
 VIP Value Strategies Portfolio--Service Class 2..........................     118,369        470
Franklin Templeton Variable Insurance Products Trust:
 Franklin Large Cap Growth Securities Fund -- Class 2 Shares..............     158,360      5,605
 Mutual Shares Securities Fund -- Class 2 Shares..........................     209,486     11,007
 Templeton Foreign Securities Fund -- Class 2 Shares......................     573,549    132,219
 Templeton Global Asset Allocation Fund -- Class 2 Shares.................     160,182     80,414
 Templeton Global Income Securities Fund -- Class I Shares................       4,000         --
GE Investments Funds, Inc.:
 Global Income Fund.......................................................      14,381     19,425
 Income Fund..............................................................   2,197,926    614,888
 International Equity Fund................................................      24,572     63,934
 Mid-Cap Equity Fund......................................................   1,801,046  1,002,652
 Money Market Fund........................................................   9,971,386  8,246,586
 Premier Growth Equity Fund...............................................     531,928    446,552
 Real Estate Securities Fund..............................................   1,468,585    374,971
 S&P 500(R) Index Fund....................................................  14,778,815  5,012,646
 Small-Cap Value Equity Fund..............................................   1,541,705    957,612
 Total Return Fund........................................................   7,826,433    916,286
 U.S. Equity Fund.........................................................     518,710    612,880
 Value Equity Fund........................................................     493,245    234,381

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Cost of    Proceeds
                                                                 Shares      from
Fund/Portfolio                                                  Acquired  Shares Sold
--------------                                                 ---------- -----------
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund......................... $  110,224  $135,686
 Goldman Sachs Mid Cap Value Fund.............................    327,580   368,235
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund -- Class II.    213,125    56,880
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares...................    363,695   871,186
 Balanced Portfolio -- Service Shares.........................  1,441,266   841,051
 Capital Appreciation Portfolio -- Institutional Shares.......    151,372   384,927
 Capital Appreciation Portfolio -- Service Shares.............    245,298    47,294
 Flexible Income Portfolio -- Institutional Shares............     32,922    51,439
 Global Life Sciences Portfolio -- Service Shares.............      2,937    39,060
 Global Technology Portfolio -- Service Shares................     16,037    11,921
 Growth Portfolio -- Institutional Shares.....................    129,129   321,707
 Growth Portfolio -- Service Shares...........................      4,768    27,217
 International Growth Portfolio -- Institutional Shares.......     60,702   137,267
 International Growth Portfolio -- Service Shares.............    737,773   578,053
 Mid Cap Growth Portfolio -- Institutional Shares.............     65,149   410,495
 Mid Cap Growth Portfolio -- Service Shares...................    325,251   256,969
 Worldwide Growth Portfolio -- Institutional Shares...........     99,371   201,783
 Worldwide Growth Portfolio -- Service Shares.................     45,777   133,325
J.P. Morgan Series Trust II:
 Bond Portfolio...............................................  1,087,022   158,363
 International Equity Portfolio...............................     70,431       943
 Mid Cap Value Portfolio......................................  1,305,457   249,356
 Small Company Portfolio......................................    239,120    40,495
 U.S. Large Cap Core Equity Portfolio.........................    189,761    85,568
Merrill Lynch Variable Series Fund, Inc.:
 Merrill Lynch Basic Value V.I. Fund--Class III Shares........    106,477    25,148
 Merrill Lynch Large Cap Growth V.I. Fund--Class III Shares...     27,736       118
 Merrill Lynch Value Opportunities V.I. Fund--Class III Shares     99,786    10,334
MFS(R) Variable Insurance Trust:                                                 --
 MFS(R) Investors Growth Stock Series -- Service Class Shares.    977,546   437,493
 MFS(R) Investors Trust Series -- Service Class Shares........  1,619,509   393,218
 MFS(R) New Discovery Series -- Service Class Shares..........    430,104   206,342
 MFS(R) Strategic Income Series -- Service Class Shares.......    160,505    22,530
 MFS(R) Total Return Series -- Service Class Shares...........    507,984    96,796
 MFS(R) Utilities Series -- Service Class Shares..............    611,873   214,918
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio.............................  1,180,264   161,788
 Nations Marsico International Opportunities Portfolio........  1,552,822   290,906
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA........................     56,308   139,841
 Oppenheimer Aggressive Growth Fund/VA -- Service Shares......     90,379    16,794
 Oppenheimer Balanced Fund/VA.................................     44,623    81,366
 Oppenheimer Balanced Fund/VA -- Service Shares...............    243,835    25,726
 Oppenheimer Bond Fund/VA.....................................    206,097   366,822
 Oppenheimer Capital Appreciation Fund/VA.....................    297,053   570,261
 Oppenheimer Capital Appreciation Fund/VA -- Service Shares...  3,006,389   316,426

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                             Cost of    Proceeds
                                                                              Shares      from
Fund/Portfolio                                                               Acquired  Shares Sold
--------------                                                              ---------- -----------
 Oppenheimer Global Securities Fund/VA -- Service Shares................... $1,393,637 $  417,508
 Oppenheimer High Income Fund/VA...........................................     76,652    149,403
 Oppenheimer Main Street Fund/VA -- Service Shares.........................  2,763,900  1,517,407
 Oppenheimer Main Street Small Cap Fund/VA -- Service Shares...............  1,542,600    254,340
PBHG Insurance Series Fund, Inc.:
 PBHG Growth II Portfolio..................................................     20,093     85,454
 PBHG Large Cap Growth Portfolio...........................................     32,808    101,322
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares     68,907    109,950
 High Yield Portfolio -- Administrative Class Shares.......................  2,459,238    990,679
 Long-Term U.S. Government Portfolio -- Administrative Class Shares........  3,315,168  1,702,413
 Total Return Portfolio -- Administrative Class Shares.....................  9,466,463  3,110,850
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II................................     14,861        703
 Jennison Portfolio -- Class II Shares.....................................     10,755      1,830
Rydex Variable Trust:
 OTC Fund..................................................................  1,292,001    835,582
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II........................    295,521     52,788
 Salomon Brothers Variable Investors Fund -- Class I.......................     13,150     36,665
 Salomon Brothers Variable Strategic Bond Fund -- Class I..................     32,756     96,985
 Salomon Brothers Variable Total Return Fund -- Class I....................     14,937      3,392
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B Shares.....................     70,682     20,766
 SVS Dreman High Return Equity Portfolio -- Class B Shares.................    265,898    124,956
 SVS Dreman Small Cap Value Portfolio -- Class B Shares....................    279,562     36,311
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares.....................................  1,098,479    146,702
 Emerging Growth Portfolio -- Class II Shares..............................     93,572     26,974

(4)Related Party Transactions

  (a) GE Capital Life

   The purchase payments transferred from GE Capital Life to the Account represent purchase payments recorded by GE Capital Life on its flexible variable deferred annuity contracts less deductions for any applicable premium taxes.

   Contract owners (if permitted under the terms of their contract) may elect to allocate purchase payments to a Guarantee Account that is part of the general account of GE Capital Life. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time, after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Account and in certain instances transfer amounts from the Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risk that GE Capital Life assumes. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. Similarly the fees charged for the Enhanced Payment Benefit Option are assessed through the daily unit value calculation. The Optional Death Benefit and the Annual Step-Up Death Benefit Rider

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

Options are a percentage charge of the contract value and is taken in arrears on each contract anniversary and at the time the contract is surrendered. The stated dollar fees assessed to cover certain other administrative expenses are assessed by surrendering units. These fees are denoted below by unit type.


                                                                            Mortality                    Enhanced
                                                           Administrative  and Expense                   Payment
                                                              Expense     Risk Charges                  Rider As a
                                                            Charges as a      as a                      percentage
                                                           percentage of  percentage of                of the daily
     Contract                                              the daily net  the daily net                 net assets
Unit   Form                            Annual Contract     assets of the  assets of the Optional Death    of the
Type  Number    Surrender Charges     Maintenance Charge      Account        Account    Benefit Rider    Account
---- -------- ---------------------- --------------------- -------------- ------------- -------------- ------------
I     NY1066  6% or less within      $25 if contract value      0.15%         1.25%          0.25%          N/A
              seven years of any     is $75,000 or less
              purchase payment
II    NY1155  6% or less within      $30 if contract value      0.15%         1.30%           N/A           N/A
              seven years of any     is $40,000 or less
              purchase payment
II    NY1155  6% or less within      $30 if contract value      0.15%         1.30%          0.20%          N/A
              seven years of any     is $40,000 or less
              purchase payment
III   NY1155  6% or less within      $30 if contract value      0.15%         1.50%           N/A           N/A
              seven years of any     is $40,000 or less
              purchase payment
IV    NY1155  8% or less within nine $30 if contract value      0.15%         1.30%           N/A          0.15%
              years of any purchase  is $40,000 or less
              payment
IV    NY1155  8% or less within nine $30 if contract value      0.15%         1.30%          0.20%         0.15%
              years of any purchase  is $40,000 or less
              payment
V     NY1155  8% or less within nine $30 if contract value      0.15%         1.50%           N/A          0.15%
              years of any purchase  $40,000 or less
              payment
VI    NY1157  6% or less within four None                       0.15%         1.55%          0.20%          N/A
              years of any purchase
VII   NY1162  9% or less within      None                       0.15%         1.35%           N/A           N/A
              eight years of any
              purchase payment,
              declining to 1% in
              ninth year and after

   N/A - not applicable

  (b) Receivable From Affiliate

   Receivable from affiliate represents receivable from GE Capital Life attributable to decreases in share values between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

  (c) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GE Capital Life.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


  (d) Capital Brokerage Corporation

   Capital Brokerage Corporation (CBC), an affiliate of GE Capital Life, is a Washington corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. CBC serves as principal underwriter for variable annuity contracts and variable life insurance policies issued by GE Capital Life. GE Capital Life pays commissions and other marketing related expenses to CBC. Certain officers and directors of GE Capital Life are also officers and directors of CBC.

  (e) GE Investments Funds, Inc.

   GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Asset Management Incorporated (Investment Advisor), a wholly-owned subsidiary of the General Electric Company currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of 0.60% for the Global Income Fund, 0.50% Income Fund, 1.00% maximum for the International Equity Fund, 0.65% Mid-Cap Equity Fund, 0.50% maximum for the Money Market Fund, 0.65% Premier Growth Equity Fund, 0.85% maximum for the Real Estate Securities Fund, 0.35% for the S&P 500(R) Index Fund, 0.80% for the Small-Cap Value Equity Fund, 0.50% maximum for the Total Return Fund, 0.55% for the U.S. Equity Fund, and 0.65% for the Value Equity Fund. The management fee declines incrementally as the portfolios assets increase for the following funds: the International Equity Fund, Money Market Fund, Real Estate Securities Fund, and the Total Return Fund.

  (f) Bonus Credit

   For Type IV and V unit contracts, transfers from the general account include approximately $1.8 million of payments by GE Capital Life in the form of bonus credits for the period ended December 31, 2004.

(5)Capital Transactions

   All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. Portfolio dividends or portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by the subaccount from capital transactions for the years or lesser periods ended December 31, 2004 and 2003 are reflected in the Statements of Changes in Net Assets.

(6)Financial Highlights

   A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the years or lesser periods ended December 31, 2004, 2003, 2002 and 2001 follows. Financial highlights are only disclosed for subaccounts and unit types that had outstanding units as of December 31.

   Expenses as a percentage of average net assets represent the annualized contract expenses of the Account, consisting of mortality and expense risk charges and administrative expenses for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolios are excluded.

   The investment income ratio represents the ordinary dividends received by the subaccount from the underlying portfolios, divided by average net assets.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


   The total return below represents the annual total return for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return below.

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type I:                                                 Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                                ------- ---------- ------ ------------ ---------- ------
The Alger American Fund:
 Alger American Growth Portfolio -- Class O Shares
   2004...............................................  72,967   $ 9.77   $  713     1.40%       0.00%     4.02%
   2003...............................................  91,917     9.39      863     1.40%       0.00%    33.27%
   2002...............................................  94,583     7.05      667     1.40%       0.04%   (33.93)%
   2001............................................... 116,401    10.67    1,242     1.40%       0.24%   (13.06)%
 Alger American Small Capitalization
   Portfolio -- Class O Shares
   2004...............................................  93,792     8.56      803     1.40%       0.00%    14.94%
   2003............................................... 102,876     7.45      766     1.40%       0.00%    40.36%
   2002............................................... 112,540     5.30      596     1.40%       0.00%   (27.26)%
   2001............................................... 120,238     7.29      877     1.40%       0.05%   (30.51)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income
   Portfolio -- Class B
   2004...............................................   6,489    13.49       88     1.40%       0.74%     9.66%
   2003...............................................   6,469    12.30       80     1.40%       0.66%    23.04%
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary
   Shares
   2004...............................................  63,965    11.25      719     1.40%       1.41%     8.24%
   2003...............................................  64,306    10.39      668     1.40%       1.56%    25.91%
   2002...............................................  71,618     8.25      591     1.40%       1.22%   (21.33)%
   2001...............................................  86,104    10.49      903     1.40%       1.31%    (4.06)%
 Federated Capital Income Fund II
   2004...............................................  58,257     8.09      471     1.40%       4.40%     8.38%
   2003...............................................  59,546     7.47      445     1.40%       6.45%    18.99%
   2002...............................................  59,594     6.28      374     1.40%       5.49%   (25.01)%
   2001...............................................  66,291     8.37      555     1.40%       3.19%   (14.93)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2004...............................................  34,885    11.48      401     1.40%       7.21%     8.91%
   2003...............................................  42,992    10.54      453     1.40%       7.69%    20.51%
   2002...............................................  39,512     8.75      346     1.40%       9.72%    (0.03)%
   2001...............................................  35,628     8.75      312     1.40%       9.99%    (0.04)%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2004...............................................  28,918    11.11      321     1.40%       2.59%     3.99%
   2003...............................................  29,599    10.68      316     1.40%       3.81%    16.33%
   2002...............................................  36,459     9.18      335     1.40%       3.89%   (10.00)%
   2001...............................................  38,600    10.20      394     1.40%       3.28%    (5.44)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                 Net Assets     Expenses as  Investment
                                                              ----------------- % of Average   Income    Total
Type I:                                                Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                               ------- ---------- ------ ------------ ---------- ------
 VIP Contrafund(R) Portfolio -- Initial Class
   2004.............................................. 211,508   $13.60   $2,876     1.40%       0.34%    13.86%
   2003.............................................. 230,813    11.94    2,756     1.40%       0.49%    26.67%
   2002.............................................. 266,682     9.43    2,515     1.40%       0.86%   (10.62)%
   2001.............................................. 292,608    10.55    3,087     1.40%       0.77%   (13.48)%
 VIP Equity-Income Portfolio -- Initial Class
   2004.............................................. 187,385    12.28    2,301     1.40%       1.56%     9.97%
   2003.............................................. 197,885    11.17    2,210     1.40%       1.82%    28.51%
   2002.............................................. 205,624     8.69    1,787     1.40%       1.72%   (18.11)%
   2001.............................................. 205,859    10.61    2,184     1.40%       1.20%    (6.29)%
 VIP Growth & Income Portfolio -- Initial Class
   2004.............................................. 108,648    10.47    1,138     1.40%       0.90%     4.31%
   2003.............................................. 116,496    10.04    1,169     1.40%       1.18%    22.05%
   2002.............................................. 118,325     8.22      973     1.40%       1.42%   (17.78)%
   2001.............................................. 129,686    10.00    1,297     1.40%       1.06%   (10.03)%
 VIP Growth Opportunities Portfolio -- Initial Class
   2004..............................................  69,551     8.11      564     1.40%       0.56%     5.69%
   2003..............................................  91,860     7.68      705     1.40%       0.78%    28.06%
   2002..............................................  94,861     5.99      568     1.40%       1.07%   (22.94)%
   2001.............................................. 107,227     7.78      834     1.40%       0.34%   (15.63)%
 VIP Growth Portfolio -- Initial Class
   2004.............................................. 150,434     9.92    1,492     1.40%       0.27%     1.93%
   2003.............................................. 167,788     9.73    1,633     1.40%       0.28%    30.99%
   2002.............................................. 184,088     7.43    1,368     1.40%       0.26%   (31.08)%
   2001.............................................. 220,112    10.78    2,373     1.40%       0.07%   (18.81)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004..............................................   3,384    17.13       58     1.40%       0.00%    22.91%
   2003..............................................   1,256    13.94       18     1.40%       0.21%    39.35%
 VIP Overseas Portfolio -- Initial Class
   2004..............................................  73,980    10.38      768     1.40%       1.20%    12.04%
   2003..............................................  80,335     9.26      744     1.40%       0.82%    41.37%
   2002..............................................  79,406     6.55      520     1.40%       0.78%   (21.40)%
   2001..............................................  76,209     8.34      636     1.40%       4.17%   (22.28)%
Franklin Templeton Variable Insurance Products Trust:
 Templeton Global Income Securities Fund -- Class I
   Shares
   2004..............................................     395    10.13        4     1.40%       0.00%     1.28%
GE Investments Funds, Inc.:
 Global Income Fund
   2004..............................................  16,814    12.76      215     1.40%       5.31%     7.92%
   2003..............................................  17,934    11.83      212     1.40%       2.17%    10.13%
   2002..............................................  26,915    10.74      289     1.40%       0.72%    15.00%
   2001..............................................  18,108     9.34      169     1.40%       0.00%    (3.06)%
 Income Fund
   2004..............................................  81,506    13.07    1,066     1.40%       5.88%     1.97%
   2003..............................................  96,450    12.82    1,237     1.40%       6.61%     2.15%
   2002.............................................. 139,847    12.55    1,755     1.40%       3.28%     8.35%
   2001.............................................. 107,991    11.58    1,251     1.40%       7.77%     5.92%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                   Net Assets     Expenses as  Investment
                                                ----------------- % of Average   Income    Total
Type I:                                  Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                 ------- ---------- ------ ------------ ---------- ------
 International Equity Fund
   2004................................  22,411   $ 9.57   $  215     1.40%       1.06%    14.23%
   2003................................  26,855     8.38      225     1.40%       0.86%    35.98%
   2002................................  33,523     6.16      207     1.40%       1.00%   (24.90)%
   2001................................  32,993     8.21      271     1.40%       1.08%   (21.97)%
 Mid-Cap Equity Fund
   2004................................  84,088    15.11    1,270     1.40%       1.12%    14.40%
   2003................................  95,662    13.21    1,263     1.40%       1.57%    31.08%
   2002................................  82,630    10.07      832     1.40%       1.07%   (14.97)%
   2001................................  72,587    11.85      860     1.40%       1.14%    (1.09)%
 Money Market Fund
   2004................................ 180,625    11.18    2,019     1.40%       1.00%    (0.46)%
   2003................................ 214,660    11.23    2,410     1.40%       0.79%    (0.63)%
   2002................................ 441,788    11.30    4,992     1.40%       1.43%     0.06%
   2001................................ 551,692    11.29    6,229     1.40%       3.91%     2.51%
 Premier Growth Equity Fund
   2004................................ 181,618     9.15    1,662     1.40%       0.65%     5.53%
   2003................................ 201,303     8.67    1,745     1.40%       0.19%    27.11%
   2002................................ 228,482     6.82    1,558     1.40%       0.05%   (22.12)%
   2001................................ 217,761     8.76    1,908     1.40%       0.14%   (10.42)%
 Real Estate Securities Fund
   2004................................  35,727    21.92      783     1.40%       6.94%    30.51%
   2003................................  34,654    16.79      582     1.40%       9.97%    35.46%
   2002................................  21,508    12.40      267     1.40%       3.47%    (2.73)%
   2001................................  18,334    12.74      234     1.40%       5.14%    10.27%
 S&P 500(R) Index Fund
   2004................................ 704,031    10.37    7,304     1.40%       2.03%     8.91%
   2003................................ 753,975     9.53    7,182     1.40%       1.60%    26.48%
   2002................................ 793,100     7.53    5,972     1.40%       1.64%   (23.45)%
   2001................................ 867,363     9.84    8,535     1.40%       1.33%   (13.50)%
 Small-Cap Value Equity Fund
   2004................................  14,965    14.57      218     1.40%       5.83%    13.53%
   2003................................  18,848    12.83      242     1.40%       0.08%    28.33%
 Total Return Fund
   2004................................  72,701    12.99      944     1.40%       2.48%     6.67%
   2003................................  68,314    12.18      832     1.40%       1.76%    18.63%
   2002................................  77,826    10.26      798     1.40%       2.10%   (10.58)%
   2001................................  86,294    11.48      991     1.40%       4.13%    (4.26)%
 U.S. Equity Fund
   2004................................ 219,158    11.45    2,509     1.40%       1.35%     6.65%
   2003................................ 239,781    10.74    2,574     1.40%       0.93%    21.55%
   2002................................ 262,389     8.83    2,317     1.40%       0.88%   (20.39)%
   2001................................ 290,715    11.09    3,224     1.40%       1.09%    (9.76)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2004................................  47,728    10.46      499     1.40%       1.57%    17.13%
   2003................................  50,734     8.93      453     1.40%       1.45%    22.62%
   2002................................  43,415     7.28      316     1.40%       1.41%   (12.58)%
   2001................................  49,039     8.33      408     1.40%       0.53%   (10.61)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                   Net Assets     Expenses as  Investment
                                                                ----------------- % of Average   Income    Total
Type I:                                                  Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                                 ------- ---------- ------ ------------ ---------- ------
 Goldman Sachs Mid Cap Value Fund
   2004................................................  95,801   $19.81   $1,898     1.40%       4.39%    24.12%
   2003................................................ 106,801    15.96    1,705     1.40%       0.91%    26.60%
   2002................................................ 111,631    12.61    1,408     1.40%       0.94%    (6.03)%
   2001................................................ 110,847    13.42    1,488     1.40%       1.14%    10.48%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2004................................................ 349,565    14.06    4,916     1.40%       2.20%     7.01%
   2003................................................ 390,966    13.14    5,138     1.40%       2.19%    12.46%
   2002................................................ 436,123    11.69    5,098     1.40%       2.41%    (7.75)%
   2001................................................ 463,443    12.67    5,872     1.40%       1.39%    (6.01)%
 Capital Appreciation Portfolio -- Institutional Shares
   2004................................................ 283,037    13.55    3,836     1.40%       0.25%    16.57%
   2003................................................ 298,587    11.63    3,472     1.40%       0.48%    18.85%
   2002................................................ 326,788     9.78    3,196     1.40%       0.56%   (16.85)%
   2001................................................ 395,372    11.77    4,654     1.40%       0.43%   (22.78)%
 Flexible Income Portfolio -- Institutional Shares
   2004................................................  29,300    13.36      391     1.40%       5.70%     2.51%
   2003................................................  32,282    13.03      421     1.40%       4.80%     4.91%
   2002................................................  34,323    12.42      426     1.40%       5.07%     8.93%
   2001................................................  19,390    11.41      221     1.40%       3.55%     6.22%
 Growth Portfolio -- Institutional Shares
   2004................................................ 221,060     9.61    2,125     1.40%       0.14%     3.05%
   2003................................................ 239,349     9.33    2,232     1.40%       0.09%    29.89%
   2002................................................ 267,105     7.18    1,918     1.40%       0.00%   (27.54)%
   2001................................................ 320,393     9.91    3,175     1.40%       0.02%   (25.79)%
 International Growth Portfolio -- Institutional Shares
   2004................................................ 124,062    12.00    1,489     1.40%       0.91%    17.28%
   2003................................................ 130,958    10.23    1,340     1.40%       1.23%    33.03%
   2002................................................ 138,128     7.69    1,062     1.40%       0.85%   (26.63)%
   2001................................................ 157,443    10.49    1,652     1.40%       0.32%   (24.32)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2004................................................ 283,191    11.60    3,284     1.40%       0.00%    19.06%
   2003................................................ 312,231     9.74    3,041     1.40%       0.00%    33.22%
   2002................................................ 322,388     7.31    2,357     1.40%       0.00%   (28.94)%
   2001................................................ 362,970    10.29    3,735     1.40%       0.00%   (40.30)%
 Worldwide Growth Portfolio -- Institutional Shares
   2004................................................ 214,028     9.49    2,030     1.40%       1.02%     3.31%
   2003................................................ 224,455     9.18    2,061     1.40%       1.09%    22.26%
   2002................................................ 258,634     7.51    1,942     1.40%       0.86%   (26.54)%
   2001................................................ 307,051    10.22    3,138     1.40%       0.25%   (23.53)%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class Shares
   2004................................................   2,756    13.34       37     1.40%       0.00%     4.72%
   2003................................................   5,168    12.74       66     1.40%       0.00%    27.40%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type I:                                                 Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                                ------- ---------- ------ ------------ ---------- ------
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2004...............................................  87,791   $11.01   $  967     1.40%       0.00%    18.10%
   2003...............................................  95,143     9.32      887     1.40%       0.00%    23.84%
   2002...............................................  95,648     7.53      720     1.40%       0.70%   (28.80)%
   2001............................................... 105,970    10.58    1,121     1.40%       0.97%   (32.24)%
 Oppenheimer Balanced Fund/VA
   2004...............................................  65,972    13.69      903     1.40%       1.04%     8.56%
   2003...............................................  68,551    12.61      864     1.40%       3.08%    23.21%
   2002...............................................  88,780    10.23      908     1.40%       3.37%   (11.65)%
   2001...............................................  79,586    11.58      922     1.40%       2.60%     0.78%
 Oppenheimer Bond Fund/VA
   2004............................................... 148,287    12.97    1,923     1.40%       4.71%     4.01%
   2003............................................... 166,154    12.47    2,071     1.40%       6.06%     5.29%
   2002............................................... 214,302    11.84    2,537     1.40%       6.86%     7.55%
   2001............................................... 174,178    11.01    1,918     1.40%       6.41%     6.27%
 Oppenheimer Capital Appreciation Fund/VA
   2004............................................... 103,013    12.17    1,254     1.40%       0.34%     5.44%
   2003............................................... 126,014    11.54    1,455     1.40%       0.36%    29.11%
   2002............................................... 116,440     8.94    1,041     1.40%       0.65%   (27.88)%
   2001............................................... 144,983    12.40    1,798     1.40%       0.56%   (13.81)%
 Oppenheimer High Income Fund/VA
   2004...............................................  51,734    11.70      605     1.40%       6.62%     7.44%
   2003...............................................  61,389    10.89      669     1.40%       7.32%    22.23%
   2002...............................................  82,108     8.91      732     1.40%      10.40%    (3.76)%
   2001...............................................  95,224     9.26      882     1.40%       7.67%     0.54%
PBHG Insurance Series Fund, Inc.:
 PBHG Growth II Portfolio
   2004...............................................  34,223     8.57      293     1.40%       0.00%     5.12%
   2003...............................................  41,548     8.15      339     1.40%       0.00%    23.95%
   2002...............................................  52,036     6.58      342     1.40%       0.00%   (31.40)%
   2001...............................................  62,951     9.59      604     1.40%       0.00%   (41.31)%
 PBHG Large Cap Growth Portfolio
   2004...............................................  60,955    11.53      703     1.40%       0.00%     7.42%
   2003...............................................  66,435    10.74      713     1.40%       0.00%    29.36%
   2002...............................................  73,913     8.30      613     1.40%       0.00%   (30.31)%
   2001...............................................  81,850    11.91      975     1.40%       0.00%   (29.29)%
PIMCO Variable Insurance Trust:
 Total Return Portfolio -- Administrative Class Shares
   2004...............................................   9,582    10.45      100     1.40%       2.65%     3.42%
   2003...............................................  15,255    10.10      154     1.40%       3.31%     1.01%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable Investors Fund -- Class I
   2004...............................................  17,775    12.11      215     1.40%       1.43%     8.83%
   2003...............................................  18,400    11.12      205     1.40%       1.45%    30.48%
   2002...............................................  21,504     8.53      183     1.40%       1.06%   (24.13)%
   2001...............................................  22,165    11.24      249     1.40%       0.89%    (5.50)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type I:                                                 Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                                ------- ---------- ------ ------------ ---------- ------
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2004...............................................  21,371   $14.05   $  300     1.40%       4.63%     5.15%
   2003...............................................  27,243    13.36      364     1.40%       7.70%    11.65%
   2002...............................................  22,522    11.97      270     1.40%       5.70%     7.32%
   2001...............................................  14,114    11.15      157     1.40%       9.10%     5.41%
 Salomon Brothers Variable Total Return Fund --
   Class I
   2004...............................................  11,632    11.93      139     1.40%       2.20%     7.21%
   2003...............................................  10,899    11.13      121     1.40%       1.64%    14.30%
   2002...............................................  14,344     9.74      140     1.40%       1.93%    (8.17)%
   2001...............................................   9,589    10.60      102     1.40%       2.66%    (2.19)%

Type II:
--------
AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I Shares
   2004...............................................   1,214    13.74       17     1.45%       0.00%    10.18%
   2003...............................................     271    12.47        3     1.45%       0.00%    24.84%
 AIM V.I. Basic Value Fund -- Series II Shares
   2004...............................................  47,248    14.10      666     1.45%       0.00%     9.23%
   2003...............................................   2,061    12.91       27     1.45%       0.00%    29.08%
 AIM V.I. Blue Chip Fund -- Series I Shares
   2004...............................................   6,423    12.34       79     1.45%       0.17%     3.16%
   2003...............................................   3,783    11.96       45     1.45%       0.00%    23.33%
   2002...............................................     151     9.70        1     1.45%       0.00%    (3.02)%
 AIM V.I. Capital Appreciation Fund -- Series I Shares
   2004...............................................  25,078     8.92      224     1.45%       0.00%     5.08%
   2003...............................................  15,406     8.49      131     1.45%       0.00%    27.64%
   2002...............................................  10,256     6.65       68     1.45%       0.00%   (25.45)%
   2001...............................................   4,333     8.92       39     1.45%       0.00%   (10.77)%
 AIM V.I. Growth Fund -- Series I Shares
   2004...............................................  22,713     8.21      187     1.45%       0.00%     6.66%
   2003...............................................  32,316     7.70      249     1.45%       0.00%    29.34%
   2002...............................................  13,055     5.95       78     1.45%       0.00%   (31.97)%
   2001...............................................   4,761     8.75       42     1.45%       0.47%   (12.48)%
 AIM V.I. International Growth Fund -- Series II
   Shares
   2004...............................................   9,724    10.63      103     1.45%       0.00%     6.29%
 AIM V.I. Premier Equity Fund -- Series I Shares
   2004...............................................  74,822     8.00      599     1.45%       0.45%     4.24%
   2003...............................................  76,578     7.68      588     1.45%       0.34%    23.27%
   2002...............................................  75,286     6.23      469     1.45%       0.49%   (31.27)%
   2001...............................................  14,343     9.06      130     1.45%       0.39%    (9.40)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 228,096    10.16    2,318     1.45%       0.74%     9.61%
   2003............................................... 163,858     9.27    1,519     1.45%       0.78%    30.27%
   2002............................................... 113,958     7.12      811     1.45%       0.55%    (7.11)%
   2001...............................................  32,844     9.29      305     1.45%       0.00%    (1.31)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                              Net Assets     Expenses as  Investment
                                                           ----------------- % of Average   Income    Total
Type II:                                            Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                           ------- ---------- ------ ------------ ---------- ------
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004...........................................  63,772   $ 7.83   $  499     1.45%       0.00%     6.77%
   2003...........................................  43,827     7.33      321     1.45%       0.00%    21.58%
   2002...........................................  42,999     6.03      259     1.45%       0.00%   (31.85)%
   2001...........................................  20,916     8.85      185     1.45%       0.00%   (11.51)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2004...........................................   2,712    10.38       28     1.45%       0.00%    12.73%
   2003...........................................   2,719     9.21       25     1.45%       0.00%    46.52%
   2002...........................................   2,906     6.28       18     1.45%       0.00%   (33.05)%
   2001...........................................     386     9.39        4     1.45%       0.00%    (6.14)%
 AllianceBernstein Technology Portfolio -- Class B
   2004...........................................  10,518    13.65      144     1.45%       0.00%     3.56%
   2003...........................................   3,106    13.18       41     1.45%       0.00%    31.83%
American Century Variable Portfolios, Inc.:
 VP International Fund -- Class I
   2004...........................................     310    13.53        4     1.45%       0.21%     0.00%
 VP Ultra Fund -- Class I
   2004...........................................     989    12.93       13     1.45%       0.00%     0.00%
 VP Value Fund -- Class I
   2004...........................................   2,261    14.23       32     1.45%       0.92%    12.68%
   2003...........................................     275    12.63        3     1.45%       0.84%    27.09%
Dreyfus:
 Dreyfus Investment Portfolios -- MidCap Stock
   Portfolio -- Initial Shares
   2004...........................................   1,138    14.28       16     1.45%       0.53%    12.82%
   2003...........................................   1,108    12.66       14     1.45%       0.43%    29.82%
 The Dreyfus Socially Responsible Growth Fund,
   Inc. -- Initial Shares
   2004...........................................  12,167     7.85       96     1.45%       0.60%     4.67%
   2003...........................................  12,095     7.50       91     1.45%       0.15%    24.18%
   2002...........................................   7,848     6.04       47     1.45%       0.45%   (29.98)%
   2001...........................................   1,048     8.63        9     1.45%       0.06%   (13.74)%
 Dreyfus Variable Investment Fund --
   Money Market Portfolio
   2004...........................................  16,920     9.81      166     1.45%       0.63%    (0.90)%
   2003...........................................     474     9.90        5     1.45%       0.35%    (0.93)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004........................................... 167,089    10.25    1,713     1.45%       2.76%     1.34%
   2003...........................................  52,650    10.12      533     1.45%       1.64%     1.47%
 VT Worldwide Health Sciences Fund
   2004...........................................  15,863    13.95      221     1.45%       0.00%     4.70%
   2003...........................................   3,671    13.33       49     1.45%       0.00%    28.09%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                 Net Assets     Expenses as  Investment
                                                              ----------------- % of Average   Income    Total
Type II:                                               Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                              ------- ---------- ------ ------------ ---------- ------
Federated Insurance Series:
 Federated High Income Bond Fund II --
   Service Shares
   2004..............................................  88,146   $12.48   $1,100     1.45%       6.04%     8.56%
   2003..............................................  60,380    11.50      694     1.45%       6.55%    20.03%
   2002..............................................  44,925     9.58      430     1.45%       6.18%    (0.24)%
   2001..............................................   2,238     9.59       21     1.45%       0.00%    (0.10)%
 Federated Kaufmann Fund II -- Service Shares
   2004..............................................  32,321    15.02      485     1.45%       0.00%    12.82%
   2003..............................................   6,995    13.31       93     1.45%       0.00%    33.13%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004..............................................   1,130    10.36       12     1.45%       0.00%     3.63%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004.............................................. 203,828    12.06    2,457     1.45%       0.15%    13.49%
   2003..............................................  72,701    10.62      772     1.45%       0.22%    26.34%
   2002..............................................  29,566     8.41      249     1.45%       0.09%   (10.92)%
   2001..............................................   3,048     9.44       29     1.45%       0.00%    (5.90)%
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2004..............................................     385    11.82        5     1.45%       0.00%     0.00%
 VIP Equity-Income Portfolio -- Service Class 2
   2004.............................................. 254,864    10.60    2,701     1.45%       1.15%     9.62%
   2003.............................................. 157,498     9.67    1,522     1.45%       0.98%    28.14%
   2002..............................................  72,137     7.54      544     1.45%       0.45%   (18.35)%
   2001..............................................  16,406     9.24      152     1.45%       0.00%    (7.61)%
 VIP Growth & Income Portfolio -- Service Class 2
   2004.............................................. 119,324     9.83    1,174     1.45%       0.56%     3.99%
   2003..............................................  64,991     9.46      615     1.45%       0.85%    21.66%
   2002..............................................  19,892     7.77      155     1.45%       0.29%   (18.05)%
   2001..............................................   4,205     9.49       40     1.45%       0.00%    (5.14)%
 VIP Growth Portfolio -- Service Class 2
   2004..............................................  99,376     8.10      805     1.45%       0.11%     1.63%
   2003..............................................  55,200     7.97      440     1.45%       0.09%    30.62%
   2002..............................................  31,710     6.11      194     1.45%       0.04%   (31.31)%
   2001..............................................   6,389     8.89       57     1.45%       0.00%   (11.12)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004.............................................. 170,648    15.15    2,585     1.45%       0.00%    22.85%
   2003..............................................  74,762    12.33      922     1.45%       0.21%    36.25%
   2002..............................................  46,954     9.05      425     1.45%       0.12%   (11.33)%
   2001..............................................   9,631    10.21       98     1.45%       0.00%    (4.92)%
 VIP Value Strategies Portfolio -- Service Class 2
   2004..............................................  10,444    11.27      118     1.45%       0.00%    12.74%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Large Cap Growth Securities Fund --
   Class 2 Shares
   2004..............................................   2,087    13.11       27     1.45%       0.43%     6.37%
   2003..............................................     971    12.32       12     1.45%       0.30%    25.11%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                               Net Assets     Expenses as  Investment
                                                           ------------------ % of Average   Income    Total
Type II:                                           Units   Unit Value  000s    Net Assets    Ratio     Return
--------                                         --------- ---------- ------- ------------ ---------- ------
 Mutual Shares Securities Fund -- Class 2 Shares
   2004.........................................     2,931   $13.41   $    39     1.45%       0.78%    11.00%
   2003.........................................     2,707    12.08        33     1.45%       0.50%    23.33%
 Templeton Foreign Securities Fund -- Class 2
   Shares
   2004.........................................     4,809    14.57        70     1.45%       1.06%    16.81%
   2003.........................................       921    12.47        11     1.45%       0.05%    30.30%
 Templeton Global Asset Allocation
   Fund -- Class 2 Shares
   2004.........................................     1,003    14.97        15     1.45%       2.89%    14.04%
   2003.........................................       740    13.13        10     1.45%       1.27%    30.04%
GE Investments Funds, Inc.:
 Income Fund
   2004.........................................    94,779    11.08     1,050     1.45%       5.88%     1.92%
   2003.........................................    33,377    10.87       363     1.45%       6.61%     2.10%
   2002.........................................     3,625    10.65        39     1.45%       3.28%    (6.47)%
 Mid-Cap Equity Fund
   2004.........................................   169,993    12.15     2,065     1.45%       1.12%    14.34%
   2003.........................................   147,857    10.62     1,571     1.45%       1.57%    31.01%
   2002.........................................   118,661     8.11       962     1.45%       1.07%   (15.02)%
   2001.........................................     9,068     9.54        87     1.45%       1.14%    (1.14)%
 Money Market Fund
   2004......................................... 2,102,116     1.00     2,097     1.45%       1.00%    (0.51)%
   2003.........................................   779,343     1.00       781     1.45%       0.79%    (0.68)%
   2002.........................................   275,280     1.01       278     1.45%       1.43%     0.00%
   2001.........................................   108,666     1.01       110     1.45%       3.91%     2.46%
 Premier Growth Equity Fund
   2004.........................................    63,264     9.72       615     1.45%       0.65%     5.48%
   2003.........................................    48,329     9.21       445     1.45%       0.19%    27.05%
   2002.........................................    37,355     7.25       271     1.45%       0.05%   (22.16)%
   2001.........................................     2,290     9.31        21     1.45%       0.14%   (10.47)%
 Real Estate Securities Fund
   2004.........................................    37,444    16.30       610     1.45%       6.94%    30.45%
   2003.........................................    15,802    12.49       197     1.45%       9.97%    24.92%
 S&P 500(R) Index Fund
   2004......................................... 1,547,487     9.65    14,939     1.45%       2.03%     8.86%
   2003.........................................   786,490     8.87     6,975     1.45%       1.60%    26.42%
   2002.........................................   627,019     7.02     4,402     1.45%       1.64%   (23.49)%
   2001.........................................    24,366     9.17       223     1.45%       1.33%   (13.55)%
 Small-Cap Value Equity Fund
   2004.........................................   224,023    12.66     2,835     1.45%       5.83%    13.48%
   2003.........................................   208,180    11.15     2,322     1.45%       0.08%    22.32%
   2002.........................................   153,331     9.12     1,398     1.45%       0.45%   (15.11)%
   2001.........................................     9,466    10.74       102     1.45%       0.91%     8.37%
 Total Return Fund
   2004.........................................   390,819    12.19     4,766     1.45%       2.48%     6.62%
   2003.........................................    11,203    11.44       128     1.45%       1.76%    14.37%

                     .GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                             Net Assets     Expenses as  Investment
                                                          ----------------- % of Average   Income    Total
Type II:                                           Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                          ------- ---------- ------ ------------ ---------- ------
 U.S. Equity Fund
   2004..........................................  82,155   $ 9.52   $  782     1.45%       1.35%     6.60%
   2003..........................................  75,469     8.93      674     1.45%       0.93%    21.49%
   2002..........................................  71,518     7.35      526     1.45%       0.88%   (20.44)%
   2001..........................................   2,014     9.24       19     1.45%       1.09%    (9.81)%
 Value Equity Fund
   2004..........................................  54,719     9.83      538     1.45%       1.31%     7.98%
   2003..........................................  44,515     9.10      405     1.45%       1.85%    22.26%
   2002..........................................  37,464     7.45      279     1.45%       1.41%   (18.76)%
   2001..........................................   2,533     9.17       23     1.45%       1.37%    (8.34)%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive
   Growth Fund -- Class II
   2004..........................................   7,997    13.48      108     1.45%       0.00%     7.21%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004.......................................... 168,581    10.69    1,802     1.45%       2.34%     6.72%
   2003.......................................... 140,349    10.02    1,406     1.45%       1.98%    12.07%
   2002.......................................... 110,810     8.94      991     1.45%       2.58%    (8.03)%
   2001..........................................  33,503     9.72      326     1.45%       2.04%    (2.84)%
 Capital Appreciation Portfolio -- Service Shares
   2004..........................................  42,595     9.79      417     1.45%       0.03%    16.26%
   2003..........................................  19,713     8.42      166     1.45%       0.28%    18.49%
   2002..........................................  18,054     7.11      128     1.45%       0.35%   (17.15)%
   2001..........................................   3,985     8.58       34     1.45%       0.37%   (14.23)%
 Global Life Sciences Portfolio -- Service Shares
   2004..........................................   3,576     9.90       35     1.45%       0.00%    12.57%
   2003..........................................   6,531     8.80       57     1.45%       0.00%    24.36%
   2002..........................................   4,698     7.07       33     1.45%       0.00%   (30.57)%
   2001..........................................   1,137    10.19       12     1.45%       0.00%     1.90%
 Global Technology Portfolio -- Service Shares
   2004..........................................   3,044     6.61       20     1.45%       0.00%    (0.89)%
   2003..........................................   4,098     6.67       27     1.45%       0.00%    44.35%
   2002..........................................   5,022     4.62       23     1.45%       0.00%   (41.79)%
   2001..........................................   2,389     7.93       19     1.45%       0.00%   (20.65)%
 Growth Portfolio -- Service Shares
   2004..........................................  26,211     7.80      204     1.45%       0.00%     2.69%
   2003..........................................  26,467     7.59      201     1.45%       0.00%    29.59%
   2002..........................................  20,303     5.86      119     1.45%       0.00%   (27.79)%
   2001..........................................   4,940     8.11       40     1.45%       0.00%   (18.86)%
 International Growth Portfolio -- Service Shares
   2004..........................................  34,633     9.71      336     1.45%       0.93%    16.97%
   2003..........................................  19,669     8.30      163     1.45%       1.00%    32.58%
   2002..........................................   8,952     6.26       56     1.45%       0.64%   (26.84)%
   2001..........................................   1,742     8.55       15     1.45%       0.23%   (14.45)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                   Net Assets    Expenses as  Investment
                                                                 --------------- % of Average   Income    Total
Type II:                                                  Units  Unit Value 000s  Net Assets    Ratio     Return
--------                                                 ------- ---------- ---- ------------ ---------- ------
 Mid Cap Growth Portfolio -- Service Shares
   2004.................................................  21,754   $ 8.79   $191     1.45%       0.00%    18.73%
   2003.................................................  23,130     7.41    171     1.45%       0.00%    32.81%
   2002.................................................  19,456     5.58    109     1.45%       0.00%   (29.16)%
   2001.................................................   4,528     7.87     36     1.45%       0.00%   (21.29)%
 Worldwide Growth Portfolio -- Service Shares
   2004.................................................  30,227     7.85    237     1.45%       0.89%     3.01%
   2003.................................................  32,786     7.62    250     1.45%       0.91%    21.89%
   2002.................................................  23,802     6.25    149     1.45%       0.76%   (26.79)%
   2001.................................................   2,421     8.54     21     1.45%       0.19%   (14.62)%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2004.................................................  12,165    10.71    130     1.45%       3.39%     2.78%
   2003.................................................   7,394    10.42     77     1.45%       0.63%     2.21%
 Mid Cap Value Portfolio
   2004.................................................  14,229    15.49    220     1.45%       0.56%    19.30%
   2003.................................................   9,374    12.98    122     1.45%       0.31%    27.75%
   2002.................................................     152    10.16      2     1.45%       0.00%    (1.63)%
 Small Company Portfolio
   2004.................................................   2,862    16.14     46     1.45%       0.00%    25.33%
   2003.................................................   1,125    12.88     14     1.45%       0.00%    34.01%
 U.S. Large Cap Core Equity Portfolio
   2004.................................................   1,739    13.38     23     1.45%       0.83%     7.90%
   2003.................................................   1,637    12.40     20     1.45%       0.00%    26.28%
Merrill Lynch Variable Series Fund, Inc.:
 Merrill Lynch Basic Value V.I. Fund -- Class III Shares
   2004.................................................   3,477    10.88     38     1.45%       1.91%     8.78%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004.................................................   5,137    11.22     58     1.45%      18.24%    12.17%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series --
   Service Class Shares
   2004................................................. 108,120     8.03    868     1.45%       0.00%     7.40%
   2003.................................................  72,388     7.47    541     1.45%       0.00%    20.83%
   2002.................................................  40,187     6.19    249     1.45%       0.00%   (28.77)%
   2001.................................................   2,249     8.68     20     1.45%       0.00%   (13.16)%
 MFS(R) Investors Trust Series -- Service Class Shares
   2004.................................................  74,830     9.19    688     1.45%       0.37%     9.51%
   2003.................................................  29,812     8.39    250     1.45%       0.47%    20.07%
   2002.................................................  16,546     6.99    116     1.45%       0.31%   (22.30)%
   2001.................................................   2,238     9.00     20     1.45%       0.00%   (10.02)%
 MFS(R) New Discovery Series -- Service Class Shares
   2004.................................................  44,943     8.98    403     1.45%       0.00%     4.67%
   2003.................................................  20,670     8.58    177     1.45%       0.00%    31.50%
   2002.................................................  10,094     6.52     66     1.45%       0.00%   (32.79)%
   2001.................................................     428     9.70      4     1.45%       0.00%    (2.96)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                   Net Assets     Expenses as  Investment
                                                                ----------------- % of Average   Income    Total
Type II:                                                 Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                                ------- ---------- ------ ------------ ---------- ------
 MFS(R) Strategic Income Series -- Service Class Shares
   2004................................................   5,593   $11.82   $   66     1.45%       4.11%     5.98%
   2003................................................   1,406    11.16       16     1.45%       0.00%     8.50%
 MFS(R) Total Return Series -- Service Class Shares
   2004................................................  13,950    12.54      175     1.45%       0.99%     9.42%
   2003................................................  12,124    11.46      139     1.45%       0.36%    14.32%
   2002................................................     152    10.03        2     1.45%       0.00%    (0.27)%
 MFS(R) Utilities Series -- Service Class Shares
   2004................................................  57,043    10.27      586     1.45%       1.14%    27.96%
   2003................................................  52,527     8.03      422     1.45%       2.09%    33.61%
   2002................................................  40,100     6.01      241     1.45%       2.08%   (24.02)%
   2001................................................   4,890     7.91       39     1.45%       0.00%   (20.91)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004................................................  69,362    13.77      955     1.45%       0.00%    11.40%
   2003................................................  24,394    12.36      302     1.45%       0.00%    23.62%
 Nations Marsico International Opportunities Portfolio
   2004................................................  99,486    15.39    1,531     1.45%       0.52%    14.90%
   2003................................................  39,886    13.39      534     1.45%       0.01%    33.90%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA --
   Service Shares
   2004................................................   3,632    14.13       51     1.45%       0.00%    17.70%
   2003................................................   2,535    12.00       30     1.45%       0.00%    20.02%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004................................................   9,611    10.95      105     1.45%       0.00%     9.49%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2004................................................  71,661    13.41      961     1.45%       0.15%     5.07%
   2003................................................   8,853    12.77      113     1.45%       0.03%    28.80%
 Oppenheimer Global Securities Fund/VA --
   Service Shares
   2004................................................ 104,803    11.87    1,244     1.45%       1.04%    17.16%
   2003................................................  48,433    10.13      491     1.45%       0.49%    40.79%
   2002................................................  21,128     7.20      152     1.45%       0.11%   (23.49)%
   2001................................................   3,283     9.41       31     1.45%       0.00%    (5.94)%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004................................................ 231,025     9.85    2,277     1.45%       0.67%     7.56%
   2003................................................ 166,822     9.16    1,528     1.45%       0.79%    24.61%
   2002................................................ 128,125     7.35      942     1.45%       0.21%   (20.21)%
   2001................................................  12,321     9.21      113     1.45%       0.00%   (11.58)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004................................................  64,389    15.74    1,014     1.45%       0.00%    17.45%
   2003................................................  26,082    13.40      350     1.45%       0.00%    42.15%
   2002................................................     160     9.43        2     1.45%       0.00%    (5.71)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type II:                                                Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                               ------- ---------- ------ ------------ ---------- ------
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004...............................................   1,889   $11.57   $   22     1.45%       2.94%     4.03%
   2003...............................................   2,416    11.12       27     1.45%       2.64%     0.78%
   2002...............................................   2,641    11.04       29     1.45%       1.97%     6.62%
   2001...............................................   1,017    10.35       11     1.45%       1.44%     6.02%
 High Yield Portfolio -- Administrative Class Shares
   2004............................................... 115,339    12.78    1,474     1.45%       6.78%     7.95%
   2003...............................................  72,936    11.84      863     1.45%       7.38%    21.07%
   2002...............................................  26,611     9.78      260     1.45%       7.28%    (2.62)%
   2001...............................................   5,392    10.04       54     1.45%       2.10%     0.80%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004............................................... 239,725    13.42    3,218     1.45%       4.35%     6.01%
   2003............................................... 170,726    12.66    2,162     1.45%       4.02%     2.39%
   2002............................................... 150,388    12.37    1,860     1.45%       3.35%    15.88%
   2001...............................................  12,309    10.67      131     1.45%       0.94%     4.31%
 Total Return Portfolio -- Administrative Class Shares
   2004............................................... 790,383    12.15    9,604     1.45%       2.65%     3.37%
   2003............................................... 389,745    11.76    4,581     1.45%       3.31%     3.52%
   2002............................................... 276,091    11.36    3,136     1.45%       3.39%     7.49%
   2001...............................................  13,530    10.56      143     1.45%       1.43%     6.78%
Rydex Variable Trust:
 OTC Fund
   2004...............................................  22,472     7.99      180     1.45%       0.00%     7.76%
   2003...............................................  19,786     7.42      147     1.45%       0.00%    43.31%
   2002...............................................  17,154     5.18       89     1.45%       0.00%   (39.74)%
   2001...............................................     308     8.59        3     1.45%       0.00%   (14.09)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004...............................................   7,007    13.77       97     1.45%       0.31%     6.51%
   2003...............................................   1,469    12.93       19     1.45%       0.00%    29.33%
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B
   Shares
   2004...............................................     540    14.99        8     1.45%       0.00%     0.01%
   2003...............................................     349    14.99        5     1.45%       0.00%    44.07%
 SVS Dreman High Return Equity Portfolio -- Class B
   Shares
   2004...............................................   4,196    13.95       59     1.45%       1.10%    11.98%
   2003...............................................   4,403    12.46       55     1.45%       1.48%    29.58%
 SVS Dreman Small Cap Value Portfolio -- Class B
   Shares
   2004...............................................     522    16.61        9     1.45%       0.28%    23.70%
   2003...............................................     522    13.43        7     1.45%       0.00%    39.60%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets    Expenses as  Investment
                                                                --------------- % of Average   Income    Total
Type II:                                                 Units  Unit Value 000s  Net Assets    Ratio     Return
--------                                                 ------ ---------- ---- ------------ ---------- ------
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004................................................. 50,022   $12.00   $600     1.45%       0.52%    15.73%
   2003................................................. 15,943    10.37    165     1.45%       0.13%    28.87%
 Emerging Growth Portfolio -- Class II Shares
   2004.................................................  4,758     9.00     43     1.45%       0.00%     5.23%
   2003.................................................  2,320     8.56     20     1.45%       0.00%    19.01%

Type III:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II Shares
   2004.................................................  1,253    14.05     18     1.65%       0.00%     9.01%
   2003.................................................    466    12.89      6     1.65%       0.00%    28.91%
 AIM V.I. Capital Appreciation Fund -- Series I Shares
   2004.................................................    696     8.86      6     1.65%       0.00%     4.87%
   2003.................................................  1,093     8.45      9     1.65%       0.00%    27.39%
   2002.................................................    988     6.63      7     1.65%       0.00%   (25.61)%
   2001.................................................    302     8.91      3     1.65%       0.00%   (10.88)%
 AIM V.I. Growth Fund -- Series I Shares
   2004.................................................    750     8.15      6     1.65%       0.00%     6.44%
   2003.................................................    751     7.66      6     1.65%       0.00%    29.08%
   2002.................................................    768     5.93      5     1.65%       0.00%   (32.11)%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004................................................. 13,257     7.94    105     1.65%       0.45%     4.03%
   2003................................................. 25,335     7.64    193     1.65%       0.34%    23.02%
   2002................................................. 20,837     6.21    129     1.65%       0.49%   (31.41)%
   2001.................................................  4,725     9.05     43     1.65%       0.39%   (14.02)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004................................................. 54,273    10.09    547     1.65%       0.74%     9.39%
   2003................................................. 63,264     9.22    583     1.65%       0.78%    30.01%
   2002................................................. 64,654     7.09    458     1.65%       0.55%   (23.55)%
   2001................................................. 16,785     9.28    156     1.65%       0.00%    (7.22)%
 AllianceBernstein Premier Growth Portfolio -- Class B
   2004................................................. 17,236     7.77    134     1.65%       0.00%     6.56%
   2003................................................. 18,188     7.29    133     1.65%       0.00%    21.33%
   2002.................................................  6,812     6.01     41     1.65%       0.00%   (31.98)%
   2001.................................................  2,429     8.84     21     1.65%       0.00%   (11.62)%
 AllianceBernstein Small Cap Growth Portfolio -- Class B
   2004.................................................  1,528    10.30     16     1.65%       0.00%    12.50%
   2003.................................................  1,528     9.16     14     1.65%       0.00%    46.22%
   2002.................................................  1,529     6.26     10     1.65%       0.00%   (33.19)%
Dreyfus:
 The Dreyfus Socially Responsible Growth Fund, Inc. --
   Initial Shares
   2004.................................................    539     7.79      4     1.65%       0.60%     4.46%
   2003.................................................    565     7.46      4     1.65%       0.15%    23.93%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                               Net Assets    Expenses as  Investment
                                                             --------------- % of Average   Income    Total
Type III:                                             Units  Unit Value 000s  Net Assets    Ratio     Return
---------                                             ------ ---------- ---- ------------ ---------- ------
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004.............................................. 36,250   $10.21   $370     1.65%       2.76%     1.14%
   2003.............................................. 26,638    10.09    269     1.65%       1.64%     1.26%
 VT Worldwide Health Sciences Fund
   2004..............................................  2,410    13.89     33     1.65%       0.00%     4.49%
   2003..............................................  2,410    13.29     32     1.65%       0.00%    27.83%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2004..............................................  5,064    12.39     63     1.65%       6.04%     8.34%
   2003..............................................  7,968    11.44     91     1.65%       6.55%    19.78%
   2002..............................................  3,837     9.55     37     1.65%       6.18%    (0.44)%
   2001..............................................     53     9.58      1     1.65%       0.00%    (0.31)%
 Federated Kaufmann Fund II -- Service Shares
   2004..............................................    903    14.97     14     1.65%       0.00%    12.59%
   2003..............................................  1,979    13.30     26     1.65%       0.00%    32.95%
Fidelity Variable Insurance Products Fund:
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004..............................................  5,576    11.97     67     1.65%       0.15%    13.26%
   2003..............................................  8,161    10.57     86     1.65%       0.22%    26.08%
   2002..............................................  3,086     8.38     26     1.65%       0.09%   (11.10)%
   2001..............................................    808     9.43      8     1.65%       0.00%   (13.92)%
 VIP Equity-Income Portfolio -- Service Class 2
   2004.............................................. 26,278    10.52    276     1.65%       1.15%     9.40%
   2003.............................................. 26,370     9.62    254     1.65%       0.98%    27.89%
   2002..............................................  9,911     7.52     75     1.65%       0.45%   (18.52)%
   2001..............................................  2,062     9.23     19     1.65%       0.00%    (6.80)%
 VIP Growth & Income Portfolio -- Service Class 2
   2004.............................................. 14,660     9.76    143     1.65%       0.56%     3.78%
   2003.............................................. 15,727     9.41    148     1.65%       0.85%    21.41%
   2002.............................................. 10,540     7.75     82     1.65%       0.29%   (18.22)%
   2001..............................................    158     9.47      1     1.65%       0.00%   (10.52)%
 VIP Growth Portfolio -- Service Class 2
   2004.............................................. 11,174     8.05     90     1.65%       0.11%     1.42%
   2003.............................................. 12,463     7.93     99     1.65%       0.09%    30.36%
   2002.............................................. 12,319     6.09     75     1.65%       0.04%   (31.45)%
   2001..............................................    468     8.88      4     1.65%       0.00%   (19.23)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004.............................................. 13,468    15.04    203     1.65%       0.00%    22.60%
   2003.............................................. 26,957    12.27    331     1.65%       0.21%    35.97%
   2002.............................................. 13,738     9.02    124     1.65%       0.12%   (11.51)%
   2001..............................................  1,571    10.20     16     1.65%       0.00%    (5.12)%
Franklin Templeton Variable Insurance Products Trust:
 Mutual Shares Securities Fund -- Class 2 Shares
   2004..............................................  1,819    13.34     24     1.65%       0.78%    10.77%
   2003..............................................  1,818    12.05     22     1.65%       0.50%    23.08%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                Net Assets    Expenses as  Investment
                                              --------------- % of Average   Income    Total
Type III:                              Units  Unit Value 000s  Net Assets    Ratio     Return
---------                             ------- ---------- ---- ------------ ---------- ------
GE Investments Funds, Inc.:
 Income Fund
   2004..............................   3,343   $11.02   $ 37     1.65%       5.88%     1.71%
   2003..............................   2,648    10.83     29     1.65%       6.61%     1.89%
 Mid-Cap Equity Fund
   2004..............................  11,511    12.06    139     1.65%       1.12%    14.11%
   2003..............................  11,435    10.57    121     1.65%       1.57%    30.75%
   2002..............................  17,118     8.08    138     1.65%       1.07%   (15.19)%
 Money Market Fund
   2004..............................  49,033     0.99     49     1.65%       1.00%    (0.71)%
   2003.............................. 123,772     1.00    123     1.65%       0.79%    (0.88)%
   2002.............................. 179,540     1.01    181     1.65%       1.43%    (0.20)%
   2001..............................   9,904     1.01     10     1.65%       3.91%     2.25%
 Premier Growth Equity Fund
   2004..............................   2,675     9.65     26     1.65%       0.65%     5.27%
   2003..............................   2,768     9.16     25     1.65%       0.19%    26.79%
   2002..............................   1,795     7.23     13     1.65%       0.05%   (22.32)%
   2001..............................      29     9.30     --     1.65%       0.14%   (10.65)%
 Real Estate Securities Fund
   2004..............................   1,406    16.24     23     1.65%       6.94%    30.19%
   2003..............................   1,901    12.48     24     1.65%       9.97%    24.75%
 S&P 500(R) Index Fund
   2004..............................  42,619     9.58    408     1.65%       2.03%     8.64%
   2003..............................  47,772     8.82    421     1.65%       1.60%    26.16%
   2002..............................  34,661     6.99    242     1.65%       1.64%   (23.65)%
   2001..............................   2,381     9.16     22     1.65%       1.33%   (13.72)%
 Small-Cap Value Equity Fund
   2004..............................  13,726    12.56    172     1.65%       5.83%    13.25%
   2003..............................  14,785    11.09    164     1.65%       0.08%    22.07%
   2002..............................   8,759     9.09     80     1.65%       0.45%   (15.28)%
   2001..............................   1,266    10.73     14     1.65%       0.91%     8.15%
 Total Return Fund
   2004..............................   9,115    12.15    111     1.65%       2.48%     6.40%
   2003..............................   8,700    11.42     99     1.65%       1.76%    14.21%
 U.S. Equity Fund
   2004..............................   4,238     9.46     40     1.65%       1.35%     6.38%
   2003..............................   4,238     8.89     38     1.65%       0.93%    21.24%
   2002..............................   5,075     7.33     37     1.65%       0.88%   (20.60)%
   2001..............................      28     9.23     --     1.65%       1.09%    (9.99)%
 Value Equity Fund
   2004..............................   6,342     9.76     62     1.65%       1.31%     7.76%
   2003..............................   7,469     9.06     68     1.65%       1.85%    22.01%
   2002..............................   8,216     7.42     61     1.65%       1.41%   (18.93)%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004..............................  26,410    10.61    280     1.65%       2.34%     6.51%
   2003..............................  36,951     9.96    368     1.65%       1.98%    11.85%
   2002..............................  41,381     8.91    369     1.65%       2.58%    (8.21)%
   2001..............................   2,523     9.70     24     1.65%       2.04%    (6.48)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income    Total
Type III:                                              Units  Unit Value 000s  Net Assets    Ratio     Return
---------                                              ------ ---------- ---- ------------ ---------- ------
 Capital Appreciation Portfolio -- Service Shares
   2004...............................................  1,121   $ 9.72   $ 11     1.65%       0.03%    16.02%
   2003...............................................  1,277     8.38     11     1.65%       0.28%    18.25%
   2002...............................................  1,214     7.08      9     1.65%       0.35%   (17.32)%
   2001...............................................  1,718     8.57     15     1.65%       0.37%   (23.13)%
 Global Life Sciences Portfolio -- Service Shares
   2004...............................................  7,784     9.83     77     1.65%       0.00%    12.34%
   2003...............................................  8,446     8.75     74     1.65%       0.00%    24.11%
   2002...............................................  5,576     7.05     39     1.65%       0.00%   (30.71)%
 Global Technology Portfolio -- Service Shares
   2004...............................................     --     6.56     --     1.65%       0.00%    (1.09)%
   2003...............................................    332     6.63      2     1.65%       0.00%    44.06%
   2002...............................................    333     4.60      2     1.65%       0.00%   (41.91)%
   2001...............................................    333     7.93      3     1.65%       0.00%   (38.36)%
 Growth Portfolio -- Service Shares
   2004...............................................  6,555     7.74     51     1.65%       0.00%     2.48%
   2003...............................................  6,859     7.55     52     1.65%       0.00%    29.33%
   2002...............................................  4,967     5.84     29     1.65%       0.00%   (27.93)%
 International Growth Portfolio -- Service Shares
   2004...............................................  3,017     9.64     29     1.65%       0.93%    16.73%
   2003...............................................  2,519     8.25     21     1.65%       1.00%    32.32%
   2002...............................................    891     6.24      6     1.65%       0.64%   (26.98)%
   2001...............................................    470     8.54      4     1.65%       0.23%   (24.70)%
 Mid Cap Growth Portfolio -- Service Shares
   2004............................................... 11,725     8.73    102     1.65%       0.00%    18.49%
   2003...............................................  2,927     7.37     22     1.65%       0.00%    32.54%
   2002...............................................  1,801     5.56     10     1.65%       0.00%   (29.31)%
 Worldwide Growth Portfolio -- Service Shares
   2004...............................................  8,454     7.79     66     1.65%       0.89%     2.80%
   2003...............................................  9,263     7.58     70     1.65%       0.91%    21.64%
   2002............................................... 10,366     6.23     65     1.65%       0.76%   (26.94)%
   2001...............................................    440     8.53      4     1.65%       0.19%   (23.90)%
J.P. Morgan Series Trust II:
 Mid Cap Value Portfolio
   2004...............................................  1,695    15.42     26     1.65%       0.56%    19.06%
   2003...............................................  1,695    12.95     22     1.65%       0.31%    27.49%
 Small Company Portfolio
   2004...............................................  1,721    16.07     28     1.65%       0.00%    25.07%
   2003...............................................  1,721    12.85     22     1.65%       0.00%    33.74%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2004...............................................  6,521     7.97     52     1.65%       0.00%     7.19%
   2003...............................................  5,766     7.44     43     1.65%       0.00%    20.58%
   2002............................................... 15,424     6.17     95     1.65%       0.00%   (28.91)%
   2001...............................................    504     8.67      4     1.65%       0.00%   (26.08)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income    Total
Type III:                                              Units  Unit Value 000s  Net Assets    Ratio     Return
---------                                              ------ ---------- ---- ------------ ---------- ------
 MFS(R) Investors Trust Series -- Service Class Shares
   2004...............................................  5,849   $ 9.13   $ 53     1.65%       0.37%     9.29%
   2003...............................................  5,421     8.35     45     1.65%       0.47%    19.83%
   2002...............................................  5,971     6.97     42     1.65%       0.31%   (22.46)%
   2001...............................................    426     8.99      4     1.65%       0.00%   (17.49)%
 MFS(R) New Discovery Series -- Service Class Shares
   2004...............................................  4,837     8.91     43     1.65%       0.00%     4.46%
   2003...............................................  4,938     8.53     42     1.65%       0.00%    31.23%
   2002...............................................  2,072     6.50     13     1.65%       0.00%   (32.93)%
 MFS(R) Utilities Series -- Service Class Shares
   2004...............................................  8,475    10.20     86     1.65%       1.14%    27.70%
   2003...............................................  7,726     7.99     62     1.65%       2.09%    33.34%
   2002...............................................  8,996     5.99     54     1.65%       2.08%   (24.17)%
   2001...............................................     62     7.90      1     1.65%       0.00%   (25.70)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004...............................................  8,786    13.72    121     1.65%       0.00%    11.17%
   2003...............................................  7,561    12.35     93     1.65%       0.00%    23.45%
 Nations Marsico International Opportunities Portfolio
   2004...............................................  5,263    15.33     81     1.65%       0.52%    14.67%
   2003...............................................  5,090    13.37     68     1.65%       0.01%    33.72%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2004...............................................    126    14.08      2     1.65%       0.00%    17.46%
   2003...............................................    126    11.99      2     1.65%       0.00%    19.86%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2004...............................................    109    13.35      1     1.65%       0.15%     0.00%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004............................................... 14,961    11.78    176     1.65%       1.04%    16.92%
   2003...............................................  8,202    10.08     83     1.65%       0.49%    40.51%
   2002...............................................  3,631     7.17     26     1.65%       0.11%   (23.65)%
   2001...............................................    924     9.39      9     1.65%       0.00%   (13.63)%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004............................................... 23,156     9.78    227     1.65%       0.67%     7.34%
   2003............................................... 34,292     9.11    313     1.65%       0.79%    24.35%
   2002............................................... 24,867     7.33    182     1.65%       0.21%   (20.37)%
   2001...............................................  2,197     9.20     20     1.65%       0.00%   (11.76)%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2004...............................................  4,764    15.67     75     1.65%       0.00%    17.21%
   2003...............................................  4,423    13.37     59     1.65%       0.00%    41.87%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income    Total
Type III:                                              Units  Unit Value 000s  Net Assets    Ratio     Return
---------                                              ------ ---------- ---- ------------ ---------- ------
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004...............................................  1,583   $11.49   $ 18     1.65%       2.94%     3.82%
   2003...............................................  1,590    11.06     18     1.65%       2.64%     0.57%
   2002...............................................  1,640    11.00     18     1.65%       1.97%     6.40%
   2001...............................................    797    10.34      8     1.65%       1.44%     5.80%
 High Yield Portfolio -- Administrative Class Shares
   2004............................................... 19,854    12.68    252     1.65%       6.78%     7.73%
   2003............................................... 26,070    11.77    307     1.65%       7.38%    20.82%
   2002............................................... 13,819     9.74    135     1.65%       7.28%    (2.82)%
   2001...............................................    317    10.03      3     1.65%       2.10%     0.59%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2004............................................... 18,407    13.33    245     1.65%       4.35%     5.79%
   2003............................................... 23,243    12.60    293     1.65%       4.02%     2.18%
   2002............................................... 27,306    12.33    337     1.65%       3.35%    15.64%
   2001............................................... 10,046    10.66    107     1.65%       0.94%     4.09%
 Total Return Portfolio -- Administrative Class Shares
   2004............................................... 64,580    12.06    779     1.65%       2.65%     3.16%
   2003............................................... 85,023    11.69    994     1.65%       3.31%     3.31%
   2002............................................... 62,340    11.32    706     1.65%       3.39%     7.27%
   2001...............................................  8,306    10.55     88     1.65%       1.43%     6.57%
Rydex Variable Trust:
 OTC Fund
   2004...............................................  8,330     7.94     66     1.65%       0.00%     7.54%
   2003...............................................  4,636     7.38     34     1.65%       0.00%    43.02%
   2002...............................................  5,514     5.16     28     1.65%       0.00%   (39.86)%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004...............................................  1,461    11.94     17     1.65%       0.52%    15.49%
   2003...............................................  1,315    10.34     14     1.65%       0.13%    28.61%
 Emerging Growth Portfolio -- Class II Shares
   2004...............................................     41     8.96      1     1.65%       0.00%     5.02%
   2003...............................................     12     8.53      1     1.65%       0.00%    18.77%

Type IV:
--------
AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I shares
   2004...............................................  5,177    13.70     71     1.60%       0.00%    10.01%
   2003...............................................  3,492    12.45     43     1.60%       0.00%    24.65%
 AIM V.I. Basic Value Fund -- Series II Shares
   2004............................................... 62,802    14.06    883     1.60%       0.00%     9.07%
   2003............................................... 19,517    12.89    252     1.60%       0.00%    28.95%
 AIM V.I. Blue Chip Fund -- Series I Shares
   2004...............................................  9,699    12.29    119     1.60%       0.17%     3.00%
   2003...............................................  1,160    11.94     14     1.60%       0.00%    23.14%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type IV:                                                Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                               ------- ---------- ------ ------------ ---------- ------
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2004...............................................  16,724   $ 9.89   $  165     1.60%       0.00%     4.92%
   2003...............................................  12,730     9.43      120     1.60%       0.00%    27.45%
   2002...............................................   5,694     7.40       42     1.60%       0.00%   (26.03)%
 AIM V.I. Growth Fund -- Series I shares
   2004...............................................  16,434     9.48      156     1.60%       0.00%     6.50%
   2003...............................................  17,646     8.90      157     1.60%       0.00%    29.14%
   2002...............................................   8,091     6.89       56     1.60%       0.00%   (31.08)%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004...............................................  29,888     8.98      268     1.60%       0.45%     4.08%
   2003...............................................  29,648     8.63      256     1.60%       0.34%    23.08%
   2002...............................................  18,661     7.01      131     1.60%       0.49%   (29.91)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 261,035    10.76    2,810     1.60%       0.74%     9.44%
   2003............................................... 169,732     9.84    1,669     1.60%       0.78%    30.07%
   2002...............................................  70,629     7.56      534     1.60%       0.55%   (24.38)%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................   3,222    10.54       34     1.60%       0.00%     5.38%
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004...............................................  86,258     9.23      796     1.60%       0.00%     6.61%
   2003...............................................  66,220     8.66      573     1.60%       0.00%    21.39%
   2002...............................................  10,095     7.13       72     1.60%       0.00%   (28.70)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2004...............................................   6,232    11.16       70     1.60%       0.00%    12.56%
   2003...............................................   8,989     9.92       89     1.60%       0.00%    46.30%
   2002...............................................   7,344     6.78       50     1.60%       0.00%   (32.21)%
 AllianceBernstein Technology Portfolio -- Class B
   2004...............................................   9,531    13.62      130     1.60%       0.00%     3.41%
   2003...............................................   8,384    13.17      110     1.60%       0.00%    31.69%
American Century Variable Portfolios, Inc.:
 VP Income & Growth Fund -- Class I
   2004...............................................  11,847    13.92      165     1.60%       1.37%    11.19%
   2003...............................................   8,523    12.52      107     1.60%       0.00%    27.28%
 VP International Fund -- Class I
   2004...............................................   8,770    13.48      118     1.60%       0.21%    13.09%
   2003...............................................   2,047    11.92       24     1.60%       0.00%    22.52%
 VP Ultra Fund -- Class I
   2004...............................................  29,179    12.89      376     1.60%       0.00%     8.91%
   2003...............................................     662    11.83        8     1.60%       0.00%    22.90%
 VP Value Fund -- Class I
   2004...............................................  87,690    14.18    1,244     1.60%       0.92%    12.50%
   2003...............................................  63,811    12.61      805     1.60%       0.84%    26.90%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                               Net Assets     Expenses as  Investment
                                                            ----------------- % of Average   Income    Total
Type IV:                                             Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                            ------- ---------- ------ ------------ ---------- ------
Dreyfus:
 Dreyfus Investment Portfolios -- MidCap Stock
   Portfolio -- Initial Shares
   2004............................................   3,913   $14.23   $   56     1.60%       0.53%    12.64%
   2003............................................   1,353    12.63       17     1.60%       0.43%    29.62%
 The Dreyfus Socially Responsible Growth Fund,
   Inc. -- Initial Shares
   2004............................................  18,353     9.17      168     1.60%       0.60%     4.51%
   2003............................................   2,414     8.77       21     1.60%       0.15%    23.99%
 Dreyfus Variable Investment Fund -- Money Market
   Portfolio
   2004............................................  57,513     9.78      562     1.60%       0.63%    (1.05)%
   2003............................................     550     9.88        5     1.60%       0.35%    (1.08)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004............................................ 250,029    10.22    2,555     1.60%       2.76%     1.19%
   2003............................................  28,306    10.10      286     1.60%       1.64%     1.31%
 VT Worldwide Health Sciences Fund
   2004............................................  33,095    13.90      460     1.60%       0.00%     4.54%
   2003............................................  13,554    13.30      180     1.60%       0.00%    27.90%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2004............................................  71,122    12.73      906     1.60%       6.04%     8.40%
   2003............................................  37,414    11.75      439     1.60%       6.55%    19.85%
   2002............................................  12,646     9.80      124     1.60%       6.18%    (1.99)%
 Federated Kaufmann Fund II -- Service Shares
   2004............................................  65,988    14.98      989     1.60%       0.00%    12.65%
   2003............................................  17,950    13.30      239     1.60%       0.00%    33.00%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004............................................     519    10.35        5     1.60%       0.00%     3.52%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004............................................ 266,394    12.55    3,344     1.60%       0.15%    13.32%
   2003............................................ 135,316    11.08    1,499     1.60%       0.22%    26.15%
   2002............................................  60,564     8.78      532     1.60%       0.09%   (12.17)%
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2004............................................      97    11.79        1     1.60%       0.00%     0.00%
 VIP Equity-Income Portfolio -- Service Class 2
   2004............................................ 213,582    11.00    2,349     1.60%       1.15%     9.45%
   2003............................................ 102,175    10.05    1,027     1.60%       0.98%    27.95%
   2002............................................  33,456     7.85      263     1.60%       0.45%   (21.47)%
 VIP Growth & Income Portfolio -- Service Class 2
   2004............................................ 120,440    10.27    1,237     1.60%       0.56%     3.84%
   2003............................................  33,551     9.89      332     1.60%       0.85%    21.47%
   2002............................................  19,172     8.15      156     1.60%       0.29%   (18.54)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                   Net Assets     Expenses as  Investment
                                                                ----------------- % of Average   Income    Total
Type IV:                                                Units   Unit Value  000s   Net Assets    Ratio     Return
--------                                              --------- ---------- ------ ------------ ---------- ------
 VIP Growth Portfolio -- Service Class 2
   2004..............................................   103,478   $ 9.01   $  932     1.60%       0.11%     1.47%
   2003..............................................    62,076     8.88      551     1.60%       0.09%    30.42%
   2002..............................................    20,580     6.81      140     1.60%       0.04%   (31.93)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004..............................................   146,394    14.64    2,143     1.60%       0.00%    22.66%
   2003..............................................    95,913    11.94    1,145     1.60%       0.21%    36.04%
   2002..............................................    48,119     8.77      422     1.60%       0.12%   (12.26)%
 VIP Value Strategies Portfolio -- Service Class 2
   2004..............................................     1,000    11.26       11     1.60%       0.00%    12.63%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Large Cap Growth Securities Fund --
   Class 2 Shares
   2004..............................................    17,459    13.06      228     1.60%       0.43%     6.21%
   2003..............................................     6,139    12.30       75     1.60%       0.30%    24.92%
 Mutual Shares Securities Fund -- Class 2 Shares
   2004..............................................    22,138    13.36      296     1.60%       0.78%    10.83%
   2003..............................................     6,192    12.05       75     1.60%       0.50%    23.15%
 Templeton Foreign Securities Fund -- Class 2 Shares
   2004..............................................    71,929    14.52    1,044     1.60%       1.06%    16.63%
   2003..............................................    43,314    12.45      539     1.60%       0.05%    30.10%
 Templeton Global Asset Allocation Fund -- Class 2
   Shares
   2004..............................................     6,665    14.92       99     1.60%       2.89%    13.87%
   2003..............................................       896    13.10       12     1.60%       1.27%    29.84%
GE Investments Funds, Inc.:
 Income Fund
   2004..............................................   156,106    11.03    1,723     1.60%       5.88%     1.77%
   2003..............................................    84,484    10.84      916     1.60%       6.61%     1.94%
   2002..............................................     1,450    10.64       15     1.60%       3.28%     6.36%
 Mid-Cap Equity Fund
   2004..............................................    85,624    11.98    1,025     1.60%       1.12%    14.17%
   2003..............................................    60,649    10.49      636     1.60%       1.57%    30.81%
   2002..............................................    28,293     8.02      227     1.60%       1.07%   (19.81)%
 Money Market Fund
   2004.............................................. 1,138,513     0.98    1,120     1.60%       1.00%    (0.66)%
   2003..............................................   689,523     0.99      683     1.60%       0.79%    (0.83)%
   2002..............................................   449,804     1.00      450     1.60%       1.43%    (0.16)%
 Premier Growth Equity Fund
   2004..............................................    51,834    10.15      526     1.60%       0.65%     5.32%
   2003..............................................    36,081     9.64      348     1.60%       0.19%    26.85%
   2002..............................................    11,446     7.60       87     1.60%       0.05%   (24.00)%
 Real Estate Securities Fund
   2004..............................................    46,125    16.25      750     1.60%       6.94%    30.25%
   2003..............................................    13,021    12.48      162     1.60%       9.97%    24.79%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                             Net Assets     Expenses as  Investment
                                                          ----------------- % of Average   Income    Total
Type IV:                                           Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                          ------- ---------- ------ ------------ ---------- ------
 S&P 500(R) Index Fund
   2004.......................................... 695,382   $10.34   $7,191     1.60%       2.03%     8.69%
   2003.......................................... 337,746     9.51    3,213     1.60%       1.60%    26.22%
   2002..........................................  46,625     7.54      352     1.60%       1.64%   (24.63)%
 Small-Cap Value Equity Fund
   2004.......................................... 103,448    11.64    1,204     1.60%       5.83%    13.31%
   2003..........................................  91,102    10.27      936     1.60%       0.08%    22.13%
   2002..........................................  51,245     8.41      431     1.60%       0.45%   (15.89)%
 Total Return Fund
   2004.......................................... 202,048    12.16    2,457     1.60%       2.48%     6.46%
   2003..........................................  31,429    11.42      359     1.60%       1.76%    14.25%
 U.S. Equity Fund
   2004..........................................  23,804    10.05      239     1.60%       1.35%     6.44%
   2003..........................................  20,235     9.45      191     1.60%       0.93%    21.31%
   2002..........................................  12,337     7.79       96     1.60%       0.88%   (22.13)%
 Value Equity Fund
   2004..........................................  74,152    10.37      769     1.60%       1.31%     7.82%
   2003..........................................  57,237     9.62      551     1.60%       1.85%    22.07%
   2002..........................................  26,584     7.88      209     1.60%       1.41%   (21.18)%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund
   -- Class II
   2004..........................................   4,016    13.45       54     1.60%       0.00%     7.05%
   2003..........................................   2,366    12.56       30     1.60%       0.00%    25.61%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004.......................................... 190,850    10.84    2,069     1.60%       2.34%     6.56%
   2003.......................................... 167,564    10.17    1,704     1.60%       1.98%    11.90%
   2002..........................................  80,645     9.09      733     1.60%       2.58%    (9.10)%
 Capital Appreciation Portfolio -- Service Shares
   2004..........................................   4,628    11.58       54     1.60%       0.03%    16.08%
   2003..........................................   3,856     9.97       38     1.60%       0.28%    18.31%
 Global Life Sciences Portfolio -- Service Shares
   2004..........................................   2,737    10.59       29     1.60%       0.00%    12.40%
   2003..........................................   2,674     9.42       25     1.60%       0.00%    24.17%
   2002..........................................     198     7.59        2     1.60%       0.00%   (24.11)%
 Global Technology Portfolio -- Service Shares
   2004..........................................   4,611     8.50       39     1.60%       0.00%    (1.04)%
   2003..........................................   4,316     8.59       37     1.60%       0.00%    44.13%
   2002..........................................   3,896     5.96       23     1.60%       0.00%   (40.39)%
 Growth Portfolio -- Service Shares
   2004..........................................   8,425     9.39       79     1.60%       0.00%     2.53%
   2003..........................................   9,756     9.16       89     1.60%       0.00%    29.39%
   2002..........................................   6,285     7.08       45     1.60%       0.00%   (29.22)%
 International Growth Portfolio -- Service Shares
   2004..........................................  33,797    11.34      383     1.60%       0.93%    16.79%
   2003..........................................  30,783     9.71      299     1.60%       1.00%    32.38%
   2002..........................................   5,962     7.33       44     1.60%       0.64%   (26.67)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type IV:                                                Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                               ------- ---------- ------ ------------ ---------- ------
 Mid Cap Growth Portfolio -- Service Shares
   2004...............................................   7,352   $12.17   $   89     1.60%       0.00%    18.55%
   2003...............................................   6,079    10.27       62     1.60%       0.00%    32.61%
   2002...............................................   5,577     7.74       43     1.60%       0.00%   (22.58)%
 Worldwide Growth Portfolio -- Service Shares
   2004...............................................  34,824     9.19      320     1.60%       0.89%     2.86%
   2003...............................................  40,941     8.93      366     1.60%       0.91%    21.70%
   2002...............................................  33,137     7.34      243     1.60%       0.76%   (26.60)%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2004...............................................  99,245    10.67    1,059     1.60%       3.39%     2.62%
   2003...............................................  23,893    10.40      248     1.60%       0.63%     2.06%
 International Equity Portfolio
   2004...............................................   4,494    14.98       67     1.60%       0.48%    16.48%
   2003...............................................     950    12.86       12     1.60%       0.00%    30.33%
 Mid Cap Value Portfolio
   2004............................................... 122,140    15.44    1,885     1.60%       0.56%    19.12%
   2003...............................................  52,773    12.96      684     1.60%       0.31%    27.55%
 Small Company Portfolio
   2004...............................................  15,882    16.09      256     1.60%       0.00%    25.14%
   2003...............................................   4,609    12.86       59     1.60%       0.00%    33.80%
 U.S. Large Cap Core Equity Portfolio
   2004...............................................   8,192    13.33      109     1.60%       0.83%     7.74%
   2003...............................................   2,737    12.37       34     1.60%       0.00%    26.09%
Merrill Lynch Variable Series Fund, Inc.:
 Merrill Lynch Basic Value V.I. Fund -- Class III
   Shares
   2004...............................................   2,080    10.87       23     1.60%       1.91%     8.67%
 Merrill Lynch Large Cap Growth V.I. Fund --
   Class III Shares
   2004...............................................   2,808    10.85       30     1.60%       0.20%     8.53%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004...............................................   1,463    11.21       16     1.60%      18.24%    12.05%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2004...............................................  82,552     9.37      773     1.60%       0.00%     7.24%
   2003...............................................  51,479     8.73      450     1.60%       0.00%    20.64%
   2002...............................................  20,603     7.24      149     1.60%       0.00%   (27.61)%
 MFS(R) Investors Trust Series -- Service Class Shares
   2004............................................... 178,250    10.09    1,798     1.60%       0.37%     9.35%
   2003...............................................  86,862     9.23      801     1.60%       0.47%    19.89%
   2002...............................................  35,076     7.70      270     1.60%       0.31%   (23.04)%
 MFS(R) New Discovery Series -- Service Class Shares
   2004...............................................  48,727     9.38      457     1.60%       0.00%     4.51%
   2003...............................................  45,717     8.97      410     1.60%       0.00%    31.30%
   2002...............................................   7,509     6.83       51     1.60%       0.00%   (31.66)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                   Net Assets     Expenses as  Investment
                                                                ----------------- % of Average   Income    Total
Type IV:                                                 Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                                ------- ---------- ------ ------------ ---------- ------
 MFS(R) Strategic Income Series -- Service Class Shares
   2004................................................  13,199   $11.78   $  156     1.60%       4.11%     5.82%
   2003................................................   5,724    11.13       64     1.60%       0.00%     8.34%
 MFS(R) Total Return Series -- Service Class Shares
   2004................................................  38,814    12.50      485     1.60%       0.99%     9.25%
   2003................................................   5,547    11.44       63     1.60%       0.36%    14.15%
 MFS(R) Utilities Series -- Service Class Shares
   2004................................................  34,079    13.61      464     1.60%       1.14%    27.77%
   2003................................................   8,480    10.65       90     1.60%       2.09%    33.41%
   2002................................................   4,054     7.99       32     1.60%       2.08%   (20.14)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004................................................  32,534    13.74      447     1.60%       0.00%    11.23%
   2003................................................  17,018    12.35      210     1.60%       0.00%    23.49%
 Nations Marsico International Opportunities Portfolio
   2004................................................  29,327    15.35      450     1.60%       0.52%    14.73%
   2003................................................   8,270    13.38      111     1.60%       0.01%    33.77%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2004................................................   8,229    14.09      116     1.60%       0.00%    17.52%
   2003................................................   4,842    11.99       58     1.60%       0.00%    19.90%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004................................................  10,799    10.94      118     1.60%       0.00%     9.38%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2004................................................ 199,631    13.37    2,668     1.60%       0.15%     4.91%
   2003................................................  66,420    12.74      846     1.60%       0.03%    28.60%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004................................................ 116,739    12.32    1,438     1.60%       1.04%    16.98%
   2003................................................  89,718    10.53      945     1.60%       0.49%    40.58%
   2002................................................  47,524     7.49      356     1.60%       0.11%   (25.09)%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004................................................ 331,477    10.46    3,468     1.60%       0.67%     7.40%
   2003................................................ 242,188     9.74    2,359     1.60%       0.79%    24.42%
   2002................................................ 127,593     7.83      999     1.60%       0.21%   (21.70)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004................................................  97,208    15.69    1,525     1.60%       0.00%    17.27%
   2003................................................  53,612    13.38      717     1.60%       0.00%    41.94%
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004................................................   7,254    11.13       81     1.60%       2.94%     3.87%
   2003................................................   3,381    10.72       36     1.60%       2.64%     0.62%
   2002................................................   3,186    10.65       34     1.60%       1.97%    (6.50)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type IV:                                                Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                               ------- ---------- ------ ------------ ---------- ------
 High Yield Portfolio -- Administrative Class Shares
   2004............................................... 130,738   $12.66   $1,655     1.60%       6.78%     7.79%
   2003...............................................  76,350    11.74      897     1.60%       7.38%    20.88%
   2002...............................................  39,904     9.71      387     1.60%       7.28%    (2.85)%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004............................................... 200,187    12.66    2,534     1.60%       4.35%     5.84%
   2003............................................... 130,619    11.96    1,562     1.60%       4.02%     2.23%
   2002............................................... 101,339    11.70    1,186     1.60%       3.35%   (16.97)%
 Total Return Portfolio -- Administrative Class Shares
   2004............................................... 507,955    11.41    5,794     1.60%       2.65%     3.21%
   2003............................................... 389,832    11.05    4,309     1.60%       3.31%     3.36%
   2002............................................... 242,867    10.69    2,596     1.60%       3.39%    (6.94)%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2004...............................................     965    13.99       14     1.60%       0.00%     0.00%
 Jennison Portfolio -- Class II Shares
   2004...............................................   5,487    13.02       71     1.60%       0.04%     7.47%
   2003...............................................   4,620    12.12       56     1.60%       0.00%    21.16%
Rydex Variable Trust:
 OTC Fund
   2004...............................................  48,742     9.44      460     1.60%       0.00%     7.60%
   2003...............................................  26,900     8.77      236     1.60%       0.00%    43.09%
   2002...............................................  13,798     6.13       85     1.60%       0.00%   (38.70)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004...............................................   9,185    13.74      126     1.60%       0.31%     6.34%
   2003...............................................   1,498    12.92       19     1.60%       0.00%    29.20%
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B
   Shares
   2004...............................................   6,392    14.94       95     1.60%       0.00%    (0.15)%
   2003...............................................   2,760    14.96       41     1.60%       0.00%    43.85%
 SVS Dreman High Return Equity Portfolio -- Class B
   Shares
   2004...............................................  29,297    13.90      407     1.60%       1.10%    11.81%
   2003...............................................  17,801    12.44      221     1.60%       1.48%    29.38%
 SVS Dreman Small Cap Value Portfolio -- Class B
   Shares
   2004...............................................  20,023    16.55      331     1.60%       0.28%    23.52%
   2003...............................................   3,257    13.40       44     1.60%       0.00%    39.38%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004...............................................  61,659    11.95      737     1.60%       0.52%    15.55%
   2003...............................................  23,679    10.35      245     1.60%       0.13%    28.68%
 Emerging Growth Portfolio -- Class II Shares
   2004...............................................   9,109     8.97       82     1.60%       0.00%     5.07%
   2003...............................................   6,477     8.54       55     1.60%       0.00%    18.83%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income    Total
Type V:                                                Units  Unit Value 000s  Net Assets    Ratio     Return
-------                                                ------ ---------- ---- ------------ ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004...............................................  7,503   $14.02   $105     1.80%       0.00%     8.84%
   2003...............................................  6,296    12.88     81     1.80%       0.00%    28.77%
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2004...............................................  2,844     9.83     28     1.80%       0.00%     4.71%
   2003...............................................  2,931     9.39     28     1.80%       0.00%    27.19%
 AIM V.I. Growth Fund -- Series I shares
   2004...............................................  3,458     9.42     33     1.80%       0.00%     6.28%
   2003...............................................  3,385     8.87     30     1.80%       0.00%    28.88%
   2002...............................................  1,967     6.88     14     1.80%       0.00%   (26.15)%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004...............................................  7,267     8.93     65     1.80%       0.45%     3.87%
   2003...............................................  6,455     8.59     55     1.80%       0.34%    22.83%
   2002............................................... 15,527     7.00    109     1.80%       0.49%   (30.03)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 87,605    10.70    938     1.80%       0.74%     9.22%
   2003............................................... 72,558     9.80    711     1.80%       0.78%    29.81%
   2002............................................... 29,436     7.55    222     1.80%       0.55%   (24.51)%
 AllianceBernstein Premier Growth Portfolio -- Class B
   2004............................................... 19,610     9.18    180     1.80%       0.00%     6.40%
   2003............................................... 16,464     8.62    142     1.80%       0.00%    21.15%
   2002...............................................  3,300     7.12     23     1.80%       0.00%   (28.81)%
 AllianceBernstein Technology Portfolio -- Class B
   2004...............................................  3,077    13.57     42     1.80%       0.00%     3.20%
   2003...............................................  3,005    13.15     40     1.80%       0.00%    31.51%
American Century Variable Portfolios, Inc.:
 VP Ultra Fund -- Class I
   2004...............................................  1,061    12.83     14     1.80%       0.00%     8.68%
   2003...............................................    902    11.80     11     1.80%       0.00%    22.65%
Dreyfus:
 Dreyfus Variable Investment Fund -- Money Market
   Portfolio
   2004...............................................  3,207     9.73     31     1.80%       0.63%     0.00%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004............................................... 73,987    10.17    752     1.80%       2.76%     0.98%
   2003...............................................  8,927    10.07     90     1.80%       1.64%     1.11%
 VT Income Fund of Boston
   2004...............................................     --       --     --     1.80%       1.33%     0.00%
   2003...............................................    115    11.08      1     1.80%       0.00%    11.36%
 VT Worldwide Health Sciences Fund
   2004...............................................  2,313    13.84     32     1.80%       0.00%     4.33%
   2003...............................................  1,094    13.27     15     1.80%       0.00%    27.64%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                               Net Assets    Expenses as  Investment
                                                             --------------- % of Average   Income    Total
Type V:                                               Units  Unit Value 000s  Net Assets    Ratio     Return
-------                                               ------ ---------- ---- ------------ ---------- ------
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2004..............................................  8,133   $12.66   $103     1.80%       6.04%     8.18%
   2003.............................................. 10,220    11.70    120     1.80%       6.55%    19.60%
   2002..............................................  1,030     9.78     10     1.80%       6.18%    (2.16)%
 Federated Kaufmann Fund II -- Service Shares
   2004..............................................  5,995    14.93     90     1.80%       0.00%    12.42%
   2003..............................................  3,471    13.28     46     1.80%       0.00%    32.81%
Fidelity Variable Insurance Products Fund:
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004.............................................. 29,932    12.48    374     1.80%       0.15%    13.09%
   2003.............................................. 13,793    11.04    152     1.80%       0.22%    25.89%
   2002..............................................  2,258     8.77     20     1.80%       0.09%   (12.32)%
 VIP Equity-Income Portfolio -- Service Class 2
   2004.............................................. 60,159    10.94    658     1.80%       1.15%     9.23%
   2003.............................................. 52,444    10.01    525     1.80%       0.98%    27.69%
   2002.............................................. 22,674     7.84    178     1.80%       0.45%   (21.60)%
 VIP Growth & Income Portfolio -- Service Class 2
   2004..............................................  4,319    10.22     44     1.80%       0.56%     3.62%
   2003.............................................. 13,084     9.86    129     1.80%       0.85%    21.22%
   2002.............................................. 10,477     8.13     85     1.80%       0.29%   (18.68)%
 VIP Growth Portfolio -- Service Class 2
   2004..............................................  7,706     8.96     69     1.80%       0.11%     1.27%
   2003..............................................  4,875     8.85     43     1.80%       0.09%    30.16%
   2002..............................................  1,830     6.80     12     1.80%       0.04%   (32.04)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004.............................................. 38,518    14.56    561     1.80%       0.00%    22.41%
   2003.............................................. 44,549    11.89    530     1.80%       0.21%    35.77%
   2002.............................................. 42,836     8.76    375     1.80%       0.12%   (12.40)%
Franklin Templeton Variable Insurance Products Trust:
 Mutual Shares Securities Fund -- Class 2 Shares
   2004..............................................    906    13.30     12     1.80%       0.78%    10.61%
   2003..............................................    906    12.02     11     1.80%       0.50%    22.90%
 Templeton Foreign Securities Fund -- Class 2 Shares
   2004..............................................  2,253    14.45     33     1.80%       1.06%    16.40%
   2003..............................................    202    12.41      3     1.80%       0.05%    29.84%
 Templeton Global Asset Allocation Fund -- Class 2
   Shares
   2004..............................................    734    14.85     11     1.80%       2.89%    13.64%
   2003..............................................    734    13.07     10     1.80%       1.27%    29.58%
GE Investments Funds, Inc.:
 Income Fund
   2004.............................................. 14,741    10.97    162     1.80%       5.88%     1.56%
   2003.............................................. 13,639    10.81    147     1.80%       6.61%     1.73%
   2002..............................................    160    10.62      2     1.80%       3.28%     6.20%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                             Net Assets     Expenses as  Investment
                                                          ----------------- % of Average   Income    Total
Type V:                                            Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                           ------- ---------- ------ ------------ ---------- ------
 Mid-Cap Equity Fund
   2004..........................................  30,131   $11.91   $  359     1.80%       1.12%    13.94%
   2003..........................................  32,636    10.45      341     1.80%       1.57%    30.55%
   2002..........................................  19,610     8.01      157     1.80%       1.07%   (19.94)%
 Money Market Fund
   2004.......................................... 467,693     0.98      457     1.80%       1.00%    (0.86)%
   2003.......................................... 526,897     0.99      520     1.80%       0.79%    (1.03)%
   2002.......................................... 686,286     1.00      686     1.80%       1.43%    (0.33)%
 Premier Growth Equity Fund
   2004..........................................   6,558    10.10       66     1.80%       0.65%     5.11%
   2003..........................................  10,227     9.61       98     1.80%       0.19%    26.60%
   2002..........................................   1,455     7.59       11     1.80%       0.05%   (24.13)%
 Real Estate Securities Fund
   2004..........................................  13,025    16.20      211     1.80%       6.94%    29.99%
   2003..........................................   9,370    12.46      117     1.80%       9.97%    24.62%
 S&P 500(R) Index Fund
   2004.......................................... 110,320    10.28    1,134     1.80%       2.03%     8.47%
   2003.......................................... 126,905     9.48    1,203     1.80%       1.60%    25.97%
   2002..........................................  60,298     7.52      453     1.80%       1.64%   (24.75)%
 Small-Cap Value Equity Fund
   2004..........................................  17,147    11.57      198     1.80%       5.83%    13.08%
   2003..........................................  18,869    10.23      193     1.80%       0.08%    21.88%
   2002..........................................  13,607     8.40      114     1.80%       0.45%    16.03%
 Total Return Fund
   2004..........................................  12,533    12.12      152     1.80%       2.48%     6.24%
   2003..........................................  10,503    11.41      120     1.80%       1.76%    14.09%
 U.S. Equity Fund
   2004..........................................   8,543    10.00       85     1.80%       1.35%     6.22%
   2003..........................................   8,202     9.41       77     1.80%       0.93%    21.06%
   2002..........................................   2,356     7.77       18     1.80%       0.88%   (22.26)%
 Value Equity Fund
   2004..........................................  24,854    10.31      256     1.80%       1.31%     7.60%
   2003..........................................  26,208     9.59      251     1.80%       1.85%    21.82%
   2002..........................................   9,306     7.87       73     1.80%       1.41%   (21.31)%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund
   -- Class II
   2004..........................................   2,075    13.40       28     1.80%       0.00%     6.83%
   2003..........................................     163    12.54        2     1.80%       0.00%    25.44%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004.......................................... 128,209    10.78    1,382     1.80%       2.34%     6.34%
   2003.......................................... 127,350    10.13    1,291     1.80%       1.98%    11.68%
   2002.......................................... 109,084     9.07      989     1.80%       2.58%    (9.26)%
 Capital Appreciation Portfolio -- Service Shares
   2004..........................................   1,929    11.51       22     1.80%       0.03%    15.85%
   2003..........................................   2,041     9.93       20     1.80%       0.28%    18.07%
   2002..........................................   3,613     8.41       30     1.80%       0.35%   (15.86)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income    Total
Type V:                                                Units  Unit Value 000s  Net Assets    Ratio     Return
-------                                                ------ ---------- ---- ------------ ---------- ------
 Global Life Sciences Portfolio -- Service Shares
   2004...............................................  1,594   $10.53   $ 17     1.80%       0.00%    12.17%
   2003...............................................  1,600     9.39     15     1.80%       0.00%    23.92%
   2002...............................................  2,891     7.58     22     1.80%       0.00%   (24.23)%
 Global Technology Portfolio -- Service Shares
   2004...............................................  2,839     8.45     24     1.80%       0.00%    (1.24)%
   2003...............................................  1,399     8.56     12     1.80%       0.00%    43.84%
   2002...............................................  4,779     5.95     28     1.80%       0.00%   (40.49)%
 Growth Portfolio -- Service Shares
   2004...............................................  2,883     9.34     27     1.80%       0.00%     2.33%
   2003...............................................  3,021     9.12     28     1.80%       0.00%    29.13%
   2002...............................................  1,124     7.07      8     1.80%       0.00%   (29.93)%
 International Growth Portfolio -- Service Shares
   2004...............................................  6,131    11.27     69     1.80%       0.93%    16.55%
   2003...............................................  5,991     9.67     58     1.80%       1.00%    32.11%
   2002...............................................  1,352     7.32     10     1.80%       0.64%    26.79%
 Mid Cap Growth Portfolio -- Service Shares
   2004...............................................  1,000    12.10     12     1.80%       0.00%    18.31%
   2003...............................................  1,037    10.23     11     1.80%       0.00%    32.34%
   2002...............................................  1,109     7.73      9     1.80%       0.00%   (22.70)%
 Worldwide Growth Portfolio -- Service Shares
   2004...............................................  5,678     9.14     52     1.80%       0.89%     2.65%
   2003...............................................  6,217     8.90     55     1.80%       0.91%    21.46%
   2002...............................................  4,893     7.33     36     1.80%       0.76%   (26.73)%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2004...............................................  7,683    10.62     82     1.80%       3.39%     2.41%
   2003...............................................    534    10.37      6     1.80%       0.63%     1.85%
 International Equity Portfolio
   2004...............................................  2,379    14.91     35     1.80%       0.48%    16.24%
   2003...............................................    973    12.83     12     1.80%       0.00%    30.06%
 Mid Cap Value Portfolio
   2004...............................................  3,884    15.36     60     1.80%       0.56%    18.88%
   2003...............................................  1,094    12.92     14     1.80%       0.31%    27.30%
 Small Company Portfolio
   2004...............................................  1,719    16.01     28     1.80%       0.00%    24.88%
   2003...............................................     40    12.82      1     1.80%       0.00%    33.53%
 U.S. Large Cap Core Equity Portfolio
   2004...............................................  2,786    13.27     37     1.80%       0.83%     0.00%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2004............................................... 34,396     9.31    320     1.80%       0.00%     7.02%
   2003............................................... 38,613     8.70    336     1.80%       0.00%    20.40%
   2002............................................... 34,313     7.23    248     1.80%       0.00%   (27.74)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                   Net Assets     Expenses as  Investment
                                                                ----------------- % of Average   Income    Total
Type V:                                                  Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                                 ------- ---------- ------ ------------ ---------- ------
 MFS(R) Investors Trust Series -- Service Class Shares
   2004................................................  11,501   $10.03   $  115     1.80%       0.37%     9.13%
   2003................................................  13,905     9.19      128     1.80%       0.47%    19.64%
   2002................................................   7,610     7.68       58     1.80%       0.31%   (23.17)%
 MFS(R) New Discovery Series -- Service Class Shares
   2004................................................   4,502     9.32       42     1.80%       0.00%     4.30%
   2003................................................   2,627     8.94       23     1.80%       0.00%    31.03%
   2002................................................     101     6.82        1     1.80%       0.00%   (31.78)%
 MFS(R) Strategic Income Series -- Service Class Shares
   2004................................................   1,208    11.73       14     1.80%       4.11%     5.61%
   2003................................................     952    11.10       11     1.80%       0.00%     8.12%
 MFS(R) Total Return Series -- Service Class Shares
   2004................................................     643    12.44        8     1.80%       0.99%     9.03%
   2003................................................     175    11.41        2     1.80%       0.36%    13.92%
 MFS(R) Utilities Series -- Service Class Shares
   2004................................................   5,013    13.53       68     1.80%       1.14%    27.51%
   2003................................................   2,712    10.61       29     1.80%       2.09%    33.13%
   2002................................................   1,548     7.97       12     1.80%       2.08%   (20.77)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004................................................   7,853    13.69      108     1.80%       0.00%     0.00%
 Nations Marsico International Opportunities Portfolio
   2004................................................   1,931    15.30       30     1.80%       0.52%    14.50%
   2003................................................   1,127    13.36       15     1.80%       0.01%    33.59%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2004................................................     177    14.04        2     1.80%       0.00%    17.28%
   2003................................................     101    11.97        1     1.80%       0.00%    19.73%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004................................................     452    10.92        5     1.80%       0.00%     9.23%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2004................................................   4,496    13.30       60     1.80%       0.15%     4.70%
   2003................................................     997    12.71       13     1.80%       0.03%    28.34%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004................................................  36,982    12.25      453     1.80%       1.04%    16.74%
   2003................................................  37,800    10.49      397     1.80%       0.49%    40.29%
   2002................................................  19,752     7.48      148     1.80%       0.11%   (25.22)%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004................................................ 144,709    10.40    1,505     1.80%       0.67%     7.18%
   2003................................................ 168,642     9.71    1,637     1.80%       0.79%    24.16%
   2002................................................ 136,697     7.82    1,069     1.80%       0.21%   (21.83)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004................................................  15,415    15.61      241     1.80%       0.00%    17.04%
   2003................................................   8,173    13.34      109     1.80%       0.00%    41.65%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type V:                                                 Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                                ------- ---------- ------ ------------ ---------- ------
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004...............................................   1,523   $11.07   $   17     1.80%       2.94%     3.66%
   2003...............................................   9,075    10.68       97     1.80%       2.64%     0.42%
   2002...............................................   8,408    10.63       89     1.80%       1.97%     6.32%
 High Yield Portfolio -- Administrative Class Shares
   2004...............................................  26,261    12.59      331     1.80%       6.78%     7.57%
   2003...............................................  22,290    11.70      261     1.80%       7.38%    20.64%
   2002...............................................  12,000     9.70      116     1.80%       7.28%    (3.01)%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004...............................................  64,930    12.59      817     1.80%       4.35%     5.63%
   2003............................................... 105,328    11.91    1,255     1.80%       4.02%     2.03%
   2002...............................................  92,981    11.68    1,086     1.80%       3.35%    16.78%
 Total Return Portfolio -- Administrative Class Shares
   2004............................................... 129,504    11.34    1,469     1.80%       2.65%     3.00%
   2003............................................... 142,859    11.01    1,573     1.80%       3.31%     3.15%
   2002............................................... 111,409    10.68    1,190     1.80%       3.39%     6.76%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2004...............................................     622    12.98        8     1.80%       0.04%     7.25%
   2003...............................................     670    12.10        8     1.80%       0.00%    21.00%
Rydex Variable Trust:
 OTC Fund
   2004...............................................  26,709     9.38      251     1.80%       0.00%     7.38%
   2003...............................................     634     8.74        6     1.80%       0.00%    42.80%
   2002...............................................     699     6.12        4     1.80%       0.00%   (38.80)%
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B
   Shares
   2004...............................................     582    14.87        9     1.80%       0.00%    -0.35%
   2003...............................................     582    14.92        9     1.80%       0.00%    43.56%
 SVS Dreman Small Cap Value Portfolio -- Class B
   Shares
   2004...............................................     399    16.47        7     1.80%       0.28%    23.27%
   2003...............................................      38    13.36        1     1.80%       0.00%    39.10%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004...............................................  14,166    11.89      168     1.80%       0.52%    15.31%
   2003...............................................   7,135    10.31       74     1.80%       0.13%    28.42%
   2002...............................................   2,539     8.03       20     1.80%       0.00%   (19.71)%
 Emerging Growth Portfolio -- Class II Shares
   2004...............................................   1,970     8.92       18     1.80%       0.00%     4.86%
   2003...............................................     842     8.51        7     1.80%       0.00%    18.59%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income   Total
Type VI:                                               Units  Unit Value 000s  Net Assets    Ratio    Return
--------                                               ------ ---------- ---- ------------ ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004............................................... 10,432   $11.83   $123     1.70%       0.00%    8.95%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 19,348    11.89    230     1.70%       0.74%    9.33%
 AllianceBernstein Premier Growth Portfolio -- Class B
   2004...............................................  1,335    11.21     15     1.70%       0.00%    6.50%
 AllianceBernstein Technology Portfolio -- Class B
   2004...............................................    539    10.84      6     1.70%       0.00%    3.30%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004............................................... 20,684    10.12    209     1.70%       2.76%    1.08%
 VT Worldwide Health Sciences Fund
   2004...............................................  5,056    11.20     57     1.70%       0.00%    4.43%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2004...............................................  6,419    11.06     71     1.70%       6.04%    8.29%
 Federated Kaufmann Fund II -- Service Shares
   2004............................................... 11,802    11.59    137     1.70%       0.00%   12.54%
Fidelity Variable Insurance Products Fund:
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004............................................... 12,674    11.96    152     1.70%       0.15%   13.20%
 VIP Dynamic Capital Appreciation Portfolio -- Service
   Class 2
   2004...............................................    142    10.67      2     1.70%       0.00%   (0.44)%
 VIP Equity-Income Portfolio -- Service Class 2
   2004............................................... 14,918    12.04    180     1.70%       1.15%    9.34%
 VIP Growth & Income Portfolio -- Service Class 2
   2004...............................................  1,559    10.96     17     1.70%       0.56%    3.73%
 VIP Growth Portfolio -- Service Class 2
   2004...............................................  1,663    10.72     18     1.70%       0.11%    1.37%
 VIP Mid Cap Portfolio -- Service Class 2
   2004............................................... 17,053    13.15    224     1.70%       0.00%   22.54%
 VIP Value Strategies Portfolio -- Service Class 2
   2004...............................................    203    11.25      2     1.70%       0.00%   12.55%
GE Investments Funds, Inc.:
 Income Fund
   2004............................................... 11,227    10.18    114     1.70%       5.88%    1.66%
 Mid-Cap Equity Fund
   2004...............................................  5,460    12.05     66     1.70%       1.12%   14.05%
 Money Market Fund
   2004............................................... 51,664     9.91    512     1.70%       1.00%   (0.76)%
 Premier Growth Equity Fund
   2004...............................................  2,258    11.17     25     1.70%       0.65%    5.21%
 Real Estate Securities Fund
   2004...............................................  3,951    13.51     53     1.70%       6.94%   30.12%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets    Expenses as  Investment
                                                                --------------- % of Average   Income   Total
Type VI:                                                 Units  Unit Value 000s  Net Assets    Ratio    Return
--------                                                 ------ ---------- ---- ------------ ---------- ------
 S&P 500(R) Index Fund
   2004................................................. 12,699   $11.66   $148     1.70%       2.03%    8.58%
 Small-Cap Value Equity Fund
   2004.................................................  6,810    12.18     83     1.70%       5.83%   13.19%
 Total Return Fund
   2004.................................................  8,024    11.21     90     1.70%       2.48%    6.35%
 U.S. Equity Fund
   2004.................................................  3,095    11.39     35     1.70%       1.35%    6.33%
 Value Equity Fund
   2004.................................................  2,802    11.56     32     1.70%       1.31%    7.71%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund --
   Class II
   2004.................................................  1,088    11.56     13     1.70%       0.00%    6.94%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004................................................. 12,244    11.02    135     1.70%       2.34%    6.45%
 International Growth Portfolio -- Service Shares
   2004.................................................    646    12.83      8     1.70%       0.93%   16.67%
Merrill Lynch Variable Series Fund, Inc.:
 Merrill Lynch Basic Value V.I. Fund -- Class III Shares
   2004.................................................  2,383    10.86     26     1.70%       1.91%    8.60%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2004.................................................  5,634    11.26     63     1.70%       0.00%    7.13%
 MFS(R) Investors Trust Series -- Service Class Shares
   2004.................................................  2,163    11.66     25     1.70%       0.37%    9.24%
 MFS(R) New Discovery Series -- Service Class Shares
   2004.................................................  1,655    10.75     18     1.70%       0.00%    4.40%
 MFS(R) Utilities Series -- Service Class Shares
   2004.................................................  3,568    13.93     50     1.70%       1.14%   27.64%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004................................................. 16,607    11.58    192     1.70%       0.00%   11.11%
 Nations Marsico International Opportunities Portfolio
   2004................................................. 11,130    12.48    139     1.70%       0.52%   14.61%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2004.................................................  1,687    12.03     20     1.70%       0.00%   17.40%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004.................................................    320    10.93      3     1.70%       0.00%    9.31%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2004................................................. 17,912    11.21    201     1.70%       0.15%    4.80%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income   Total
Type VI:                                               Units  Unit Value 000s  Net Assets    Ratio    Return
--------                                               ------ ---------- ---- ------------ ---------- ------
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004...............................................  4,861   $12.74   $ 62     1.70%       1.04%   16.86%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004............................................... 14,912    11.41    170     1.70%       0.67%    7.29%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2004...............................................  8,446    12.38    105     1.70%       0.00%   17.15%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2004............................................... 14,878    11.03    164     1.70%       6.78%    7.68%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2004............................................... 13,743    10.55    145     1.70%       4.35%    5.74%
 Total Return Portfolio -- Administrative Class Shares
   2004............................................... 44,613    10.34    461     1.70%       2.65%    3.11%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2004...............................................    172    12.35      2     1.70%       0.00%   13.42%
Rydex Variable Trust:
 OTC Fund
   2004...............................................    102    11.45      1     1.70%       0.00%    7.49%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004...............................................  6,673    11.41     76     1.70%       0.31%    6.24%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004...............................................  8,744    12.49    109     1.70%       0.52%   15.43%
 Emerging Growth Portfolio -- Class II Shares
   2004...............................................  1,369    10.90     15     1.70%       0.00%    4.96%

Type VII:
---------
GE Investments Funds, Inc.:
 Total Return Fund
   2004............................................... 32,826    11.63    382     1.50%       2.48%   10.33%

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                             Financial Statements

                     Year ended December 31, 2004 and 2003

    (With Report of Independent Registered Public Accounting Firm Thereon)

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                               Table of Contents

                               December 31, 2004

                                                                            Page
                                                                            ----
Financial Statements:

   Report of Independent Registered Public Accounting Firm................. F-1

   Statements of Income.................................................... F-2

   Balance Sheets.......................................................... F-3

   Statements of Stockholder's Interest.................................... F-4

   Statements of Cash Flows................................................ F-5

   Notes to Financial Statements........................................... F-6

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
GE Capital Life Assurance Company of New York:

We have audited the accompanying balance sheets of GE Capital Life Assurance Company of New York (the Company) as of December 31, 2004 and 2003, and the related statements of income, stockholder's interest, and cash flows for each of the years in the three-year period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of GE Capital Life Assurance Company of New York as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004 and its method of accounting for goodwill and other intangible assets in 2002.

/s/ KPMG LLP

Richmond, Virginia
April 1, 2005

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                             Statements of Income
                         (Dollar amounts in millions)

                              Years Ended December 31,
                              ------------------------
                               2004     2003    2002
                              ------   ------  ------
Revenues:
   Net investment income..... $219.7   $245.5  $220.7
   Premiums..................  193.1    236.5   221.5
   Net realized
     investment gains
     (losses)................   (0.3)     3.1     7.5
   Other income..............    5.2      2.8     1.2
                              ------   ------  ------
       Total revenues........  417.7    487.9   450.9
                              ------   ------  ------
Benefits and expenses:
   Interest credited.........  120.9    142.7   129.6
   Benefits and other
     changes in policy
     reserves................  180.5    253.2   259.3
   Underwriting,
     acquisition and
     insurance expenses,
     net of deferrals........   38.3     29.0    31.6
   Amortization of
     deferred
     acquisition costs
     and intangibles.........   24.7     34.3    17.2
                              ------   ------  ------
       Total benefits
         and expenses........  364.4    459.2   437.7
                              ------   ------  ------
Income before income
  taxes......................   53.3     28.7    13.2
Provision (benefit) for
  income taxes...............  (25.7)    10.0     0.4
                              ------   ------  ------
Net income................... $ 79.0   $ 18.7  $ 12.8
                              ======   ======  ======

                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                                Balance Sheets
              (Dollar amounts in millions, except share amounts)

                               December 31,
                             -----------------
                               2004     2003
                             -------- --------
Assets
Investments:
   Fixed maturities
     available-for-sale,
     at fair value.......... $3,716.8 $4,147.7
   Equity securities
     available-for-sale,
     at fair value..........     47.3     45.4
   Mortgage loans, net
     of valuation
     allowance of $4.7
     and $4.2 at
     December 31, 2004
     and 2003,
     respectively...........    543.3    485.5
   Policy Loans.............      1.0      1.3
   Other invested assets....    293.9     62.4
   Short-term investments...       --     34.9
                             -------- --------
      Total investments.....  4,602.3  4,777.2
                             -------- --------
Cash and cash equivalents...     18.4     28.3
Accrued investment income...     44.6     79.9
Deferred acquisition
 costs......................    235.7    232.1
Goodwill....................     54.1     54.1
Intangible assets...........     10.1     82.9
Other assets................     30.5     37.2
Reinsurance recoverable.....  1,208.5     18.6
Separate account assets.....    232.3    146.0
                             -------- --------
      Total assets.......... $6,436.5 $5,456.3
                             -------- --------
Liabilities and
Stockholder's Interest
Liabilities:
   Future annuity and
     contract benefits...... $4,935.0 $4,309.7
   Liability for policy
     and contract claims....    173.5    141.1
   Unearned premiums........     47.6     44.6
   Other policyholder
     liabilities............      5.8     25.8
   Accounts payable and
     accrued expenses.......    351.1    133.4
   Deferred income tax
     liability..............     35.1     60.8
   Separate account
     liabilities............    232.3    146.0
                             -------- --------
      Total liabilities.....  5,780.4  4,861.4
                             -------- --------
Stockholder's interest:
   Net unrealized
     investment gains.......     53.9     70.1
                             -------- --------
   Accumulated non-owner
     changes in
     stockholder's
     interest...............     53.9     70.1
   Common stock ($1,000
     par value, 2,000
     shares authorized,
     issued and
     outstanding)...........      2.0      2.0
   Additional paid-in
     capital................    422.6    422.6
   Retained earnings........    177.6    100.2
                             -------- --------
      Total
        stockholder's
        interest............    656.1    594.9
                             -------- --------
      Total liabilities
        and
        stockholder's
        interest............ $6,436.5 $5,456.3
                             ======== ========

                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                     Statements of Stockholder's Interest
              (Dollar amounts in millions, except share amounts)

                                                        Accumulated
                               Common Stock  Additional  Non-owner               Total
                               -------------  Paid-In     Changes   Retained Stockholder's
                               Shares Amount  Capital    In Equity  Earnings   Interest
                               ------ ------ ---------- ----------- -------- -------------
Balances at January 1,
  2002........................ 2,000   $2.0    $387.6     $ (2.7)    $ 68.7     $455.6
                               -----   ----    ------     ------     ------     ------
Changes other than
  transactions with
  stockholder:
   Net income.................    --     --        --         --       12.8       12.8
   Net unrealized gains
     on investment
     securities (a)...........    --     --        --       56.9         --       56.9
                                                                                ------
       Total changes
         other than
         transactions
         with stockholder.....    --     --        --         --         --       69.7
Capital contribution..........    --     --      35.0         --         --       35.0
                               -----   ----    ------     ------     ------     ------
Balances at December 31,
  2002........................ 2,000    2.0     422.6       54.2       81.5      560.3
                                                                                ------
Changes other than
  transactions with
  stockholder:
   Net income.................    --     --        --         --       18.7       18.7
   Net unrealized gains
     on investment
     securities (a)...........    --     --        --       15.9         --       15.9
                                                                                ------
       Total changes
         other than
         transactions
         with stockholder.....    --     --        --         --         --       34.6
                               -----   ----    ------     ------     ------     ------
Balances at December 31,
  2003........................ 2,000    2.0     422.6       70.1      100.2      594.9
                                                                                ------
Changes other than
  transactions with
  stockholder:
   Net income.................    --     --        --         --       79.0       79.0
   Net unrealized losses
     on investment
     securities (a)...........    --     --        --      (16.2)        --      (16.2)
                                                                                ------
       Total changes
         other than
         transactions
         with stockholder.....    --     --        --         --         --       62.8
Dividends declared............    --     --        --         --       (1.6)      (1.6)
                               -----   ----    ------     ------     ------     ------
Balances at December 31,
  2004........................ 2,000   $2.0    $422.6     $ 53.9     $177.6     $656.1
                               =====   ====    ======     ======     ======     ======

--------
(a)Presented net of deferred taxes of $8.4 million, $(8.3) million and $(30.8) million in 2004, 2003 and 2002, respectively.



                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                           Statements of Cash Flows
                         (Dollar amounts in millions)

                                            Years Ended December 31,
                                        -------------------------------
                                           2004       2003       2002
                                        ---------  ---------  ---------
Cash flows from
  operating activities:
   Net income.......................... $    79.0  $    18.7  $    12.8
   Adjustments to
     reconcile net
     income to net cash
     from operating
     activities:
       Change in future
         policy benefits...............     288.7      308.5      325.7
   Net realized
     investment (gains)
     losses............................       0.3       (3.1)      (7.5)
   Amortization of
     investment premiums
     and discounts.....................       8.1       15.8        4.4
   Acquisition costs
     deferred..........................     (59.4)     (75.6)     (71.7)
   Amortization of
     intangibles, net..................      24.7       34.3       17.2
   Deferred income taxes...............     (17.5)      27.3      (13.7)
   Change in certain
     assets and
     liabilities:
       (Increase)
         decrease in:
          Accrued
            investment
            income.....................      35.3      (15.1)       4.3
          Other assets,
            net........................       4.5       64.7      149.1
       Increase
         (decrease) in:
          Other
            policyholder
            related
            balances...................     (20.1)     (29.4)     (15.3)
          Policy and
            contract
            claims.....................     (60.8)      29.2       32.2
          Accounts
            payable and
            accrued
            expenses...................     (31.5)      69.7     (122.9)
                                        ---------  ---------  ---------
              Net cash
                from
                operating
                activities.............     251.3      445.0      314.6
                                        ---------  ---------  ---------
Cash flows from
  investing activities:
   Short-term investing
     activities, net...................      34.9         --      (29.9)
   Proceeds from sales
     and maturities of
     investments in
     securities........................     658.0      851.2    1,201.1
   Purchases of
     securities........................  (1,224.1)  (1,499.6)  (1,835.2)
   Mortgage and policy
     loan originations.................    (154.3)    (201.1)     (69.7)
   Principal collected
     on mortgage and
     policy loans......................      95.9       57.1       64.6
                                        ---------  ---------  ---------
              Net cash
                from
                investing
                activities.............    (589.6)    (792.4)    (669.1)
                                        ---------  ---------  ---------
Cash flows from
  financing activities:
   Proceeds from
     issuance of
     investment contracts..............     640.4      557.5      583.9
   Capital contribution................        --         --       35.0
   Redemption and
     benefit payments on
     investment contracts..............    (312.0)    (221.1)    (228.6)
                                        ---------  ---------  ---------
              Net cash
                from
                financing
                activities.............     328.4      336.4      390.3
                                        ---------  ---------  ---------
              Net
                increase
                (decrease)
                in cash
                and cash
                equivalents............      (9.9)     (11.0)      35.8
Cash and cash
  equivalents at
  beginning of year....................      28.3       39.3        3.5
                                        ---------  ---------  ---------
Cash and cash
  equivalents at end of
  year................................. $    18.4  $    28.3  $    39.3
                                        =========  =========  =========


                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements

                 Years Ended December 31, 2004, 2003, and 2002


(1)Basis of Presentation and Summary of Significant Accounting Policies

   The accompanying financial statements include the historical operations and accounts of GE Capital Life Assurance Company of New York ("GECLA-NY"). GECLA-NY (the "Company", "we", "us", or "our" unless context otherwise requires) is a wholly-owned subsidiary of General Electrical Capital Assurance Company ("GE Capital Assurance"), which, in turn, is a wholly-owned subsidiary of GNA Corporation ("GNA").

   On May 24, 2004, GE Financial Assurance Holdings, Inc., ("GEFAHI") transferred substantially all of its assets to Genworth Financial, Inc. ("Genworth"), including all of the outstanding capital stock of GNA, our indirect parent. As a result, we became an indirect, wholly-owned subsidiary of Genworth. On May 25, 2004, Genworth's Class A common stock began trading on The New York Stock Exchange. As of December 31, 2004, approximately 30% of Genworth's common stock is now owned by public stockholders. GEFAHI owns approximately 70% of Genworth's common stock as December 31, 2004.

  (a) Basis of Presentation

   These financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year presentation.

  (b) Products

   Our product offerings are divided along two major segments of consumer needs: (i) Retirement Income and Investments and (ii) Protection.

   Retirement Income and Investments products include deferred annuities (variable and fixed) which are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets.

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are universal life insurance, whole life and long-term care insurance.

   We market and sell products in the State of New York through financial institutions and various agencies. During 2004, 2003 and 2002, 70%, 55%, and 78% respectively, of product sales were distributed through five financial institutions, including one financial institution, which accounted for 52%, 34%, and 55%, respectively, of total product sales.

  (c) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life products are not reported as revenues but rather as deposits and are included in liabilities for future annuity and contract benefits.

  (d) Net Investment Income and Net Realized Investment Gains and Losses

   Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow, and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return. As of December 31, 2004, all our mortgage-backed and asset-backed securities that have had subsequent revisions in yield, cash flow or prepayment assumptions were accounted for under the retrospective method.

  (e) Other Income

   Other income consists primarily of insurance charges assessed on universal life contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity policyholders based upon the daily net assets of the policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

  (f) Cash and Cash Equivalents

   Certificates, money market funds and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Balance Sheets and Statements of Cash Flows. Items with maturities greater than 90 days but less than a year are included in short-term investments.

  (g) Investment Securities

   We have designated all of our investment securities as available-for-sale and report them in our Balance Sheets at fair value. We obtain values for actively traded securities from external pricing services. For infrequently traded securities, we obtain quotes from brokers, or we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP") and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated nonowner changes in stockholder's interest and accordingly, have no effect on net income.

   We regularly review investment securities for impairment in accordance with our policy, which includes both quantitative and qualitative criteria. Quantitative criteria include length of time and amount that each security position is in an unrealized loss position, and for fixed maturities, whether the issuer is in compliance with terms and covenants of the security. Our qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Our impairment reviews involve our finance, risk and asset management teams as well as the portfolio management and research capabilities of GE Asset Management, Inc. ("GEAM") and other third party asset managers, as appropriate. We actively perform comprehensive market research, monitor market conditions and segment our investments by credit risk in order to minimize impairment risks. The risks inherent in reviewing the impairment of any investment security include the risk that market results may differ from expectations; facts and circumstances may change in the future and differ from estimates and assumptions; or we may later decide to sell an investment security before it recovers in value as a result of changed circumstances. If we change our estimate to conclude that a decline in the value of an investment security is other than temporary, we will reflect a charge for the impairment in the period our estimate changes.

  (h) Securities Lending Activity

   We engage in certain securities lending transactions, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

applicable securities loaned. We maintain effective control over all loaned securities and therefore, continue to report such securities as fixed maturities in the Balance Sheets.

   Cash collateral received on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in accounts payable and accrued expenses for the obligation to return the collateral. Non-cash collateral, such as a security received by us, is not reflected in our assets in the balance Sheets, as we have not or repledged or sold the collateral. The fair value of collateral held and included in other invested assets was $293.9 million and $62.4 million at December 31, 2004 and 2003, respectively. We had non-cash collateral of $5.3 million and $0 million at December 31, 2004 and 2003, respectively.

  (i) Mortgage and Policy Loans

   Mortgage and policy loans are stated at their unpaid principal balance. Mortgage loans are stated net of an allowance for estimated uncollectible amounts. The allowance for losses is determined primarily on the basis of management's best estimate of probable losses, including specific allowances for known troubled loans, if any.

  (j) Short-term Investments

   Short-term investments are stated at amortized cost, which approximates fair value. Equity securities are stated at fair value. Other long-term investments are stated generally at amortized cost.

  (k) Deferred Acquisition Costs

   Acquisition costs include costs that vary with and are primarily related to the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts -- Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions regarding mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization for annuity contracts without significant mortality risk and investment and universal life products is based on estimated gross profits and is adjusted as those estimates are revised.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization. For other products, if the benefit reserve plus anticipated future premiums and interest earnings for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves.

  (l) Intangible Assets

   Present Value of Future Profits -- In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest earnings for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves.

   Deferred Sales Inducements to Contractholders -- We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit. Our sales inducements to contractholders deferred prior to the adoption of American Institute of Certified Public Accountants ("AICPA") Statement of Position 03-1 ("SOP 03-1"), Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, which we included in unamortized deferred acquisition costs, were reinsured effective January 1, 2004.

  (m) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value. We use discounted cash flows to establish fair values. When available and as appropriate, we use comparative market multiples to corroborate discounted cash flow results. When a business within a reporting unit is disposed of, goodwill is allocated to the business using the relative fair value methodology to measure the gain or loss on disposal.

  (n) Reinsurance

   Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

  (o) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contract holders and variable life policyholders. We assess mortality risk fees and administration charges on the assets in the separate account. The separate account assets are carried at fair value and are at least equal to the liabilities that represent the policyholders' equity in those assets.

  (p) Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for life insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

  (q) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process, and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

  (r) Income Taxes

   For periods prior to 2004, we filed a consolidated life insurance federal income tax return with our parent, GECA, and its other life insurance affiliates. We were subject to a tax-sharing agreement, as approved by state insurance regulators, which allocated taxes on a separate company basis but provided benefit for current utilization of losses and credits. Intercompany balances were settled at least annually.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock from GEFAHI to Genworth, we will be included in the consolidated federal income tax return of General Electric Corporation ("GE"). During this period, we will be subject to a tax-sharing arrangement that allocates tax on a separate company basis, but provides benefit for current utilization of losses and credits. Intercompany balances will be settled at least annually.

   Subsequent to the transfer of our outstanding capital stock from GEFAHI to Genworth, we will file a consolidated life insurance federal income tax return with our parent, GECA, and its other life insurance affiliates. We will be subject to a separate tax-sharing agreement, as approved by state insurance regulators, which will allocate taxes on a separate company basis but will provide benefit for current utilization of losses and credits. Intercompany balances will be settled at least annually.

   Deferred federal taxes are provided for temporary differences between the carrying amounts of assets and liabilities and their tax bases and are stated at the enacted tax rates expected to be in effect when taxes are actually paid or recovered.

  (s) Accounting Changes

   On January 1, 2004 we adopted AICPA Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. SOP 03-1 provides guidance on separate account presentation and valuation, accounting for sales inducements to contractholders and classification and valuation of long-duration contract liabilities. The cumulative effect of change in accounting principle related to adopting SOP 03-1 on net income and other comprehensive income was immaterial.

   As described in Note 5, on April 15, 2004 we reinsured our in-force variable annuity contracts, excluding the GE Retirement Answer product ("GERA(TM)"), to Union Fidelity Life Insurance Company ("UFLIC"), effective as of January 1, 2004. We have continued to sell variable annuities and are retaining that business for our own account. This reinsurance transaction for the separate account of the variable annuity is structured as modified coinsurance. As such, the separate account assets remain with us, and essentially all separate account assets and liabilities relate to variable annuity contracts. Excluding this reinsurance block, the separate account liabilities include both variable annuity and variable life insurance contracts. Investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder for assets allocated to the separate account option. Our variable contracts also include fixed accounts, which are accounted for and recognized as general account assets and liabilities. Essentially all of our separate account guarantees are death benefits.

   Our variable annuity contracts provide for a guaranteed minimum death benefit ("GMDB"), which provides a minimum account value to be paid on the annuitant's death. Our contractholders have the option to purchase, at an additional charge, a

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

GMDB rider that provides for an enhanced death benefit. The minimum death benefit that we contractually guarantee to be paid on receipt of due proof of the annuitant's death is either one of the following specified amounts or, in some cases, the greater of two or more of these amounts: (a) current account value, (b) return of premium, which is no less than net deposits made to the contract reduced by any amounts withdrawn from the policy, or (c) the highest contract value on an anniversary date ("ratchet"), adjusted for subsequent premiums and withdrawals, if any, from the policy.

   The total account value of our variable annuities with GMDBs, net of reinsurance, which includes both separate account and fixed account assets, was approximately $0 million and $74.8 million at January 1 and December 31, 2004, respectively, with related death benefit exposure (or net amount at risk) of approximately $0 million at January 1 and December 31, 2004. Account value at December 31, 2004 was made up of $34.9 million of return of premium and $39.9 million of ratchet.

   The average attained age of our variable annuity contractholders with GMDBs, weighted by net amount at risk, is 60.1 years of age as of December 31, 2004.

   The liability for our GMDBs on variable annuity contracts net of reinsurance was $0 million at December 31, 2004. Benefits paid and incurred GMDB, net of reinsurance, were $0 million for the year ended December 31, 2004.

   The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account and recognizing the excess ratably over the accumulation period based on total expected assessments. We regularly evaluate estimates used and adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

   The following assumptions were used to determine the variable annuity GMDB liability at December 31, 2004: data used was 1,000 stochastically generated investment performance scenarios; geometric mean equity growth assumed to be 8.9% and volatility assumed to be 20% for the portion of account value invested in equity securities; mortality assumed to be 95% of the 1983 Basic Table mortality; lapse rates, which vary by contract type and duration, assumed to range from 1% to 25% and correspond closely to lapse rates used for deferred acquisition cost amortization; and discount rate assumed to be 8%.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our Balance Sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contactholders for mortality, administrative, and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the Statements of Income. There were no gains or losses on transfers of assets from the general account to the separate account.

   We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit. Our sales inducements to contractholders deferred prior to the adoption of SOP 03-1, which we included in unamortized deferred acquisition costs, were reinsured effective January 1, 2004. For the year ended December 31, 2004, we deferred new sales inducements to contractholders of $3.1 million. Deferred sales inducements to contractholders are reported as separate intangible assets and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize deferred acquisition costs. For the year ended December 31, 2004, we amortized sales inducements to contractholders of $0.1 million.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


(2)Investment Securities

  (a) Net Investment Income

   For the years ended December 31, the sources of investment income were as follows:

(Dollar amounts in millions)            2004    2003    2002
----------------------------           ------  ------  ------
Fixed maturities and equity securities $192.0  $219.0  $197.1
Mortgage and policy loans.............   31.3    30.6    26.4
                                       ------  ------  ------
Gross investment income...............  223.3   249.6   223.5
Investment expenses...................   (3.6)   (4.1)   (2.8)
                                       ------  ------  ------
Net investment income................. $219.7  $245.5  $220.7
                                       ======  ======  ======

  (b) Fixed Maturities and Equity Securities

   For the years ended December 31, sales proceeds and gross realized investment gains and losses resulting from the sales of investment securities available-for-sale were as follows:

(Dollar amounts in millions)           2004   2003    2002
----------------------------          -----  ------  ------
Gross realized investment:
   Gains............................. $ 3.4  $ 14.0  $ 33.8
   Losses, including impairments (a).  (3.7)  (10.9)  (26.3)
                                      -----  ------  ------
Net realized investment gains........ $(0.3) $  3.1  $  7.5
                                      =====  ======  ======

--------
(a)Impairments were $(0.8), $(2.7), and $(16.8) in 2004, 2003 and 2002, respectively.

   Net unrealized gains and losses on investment securities classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and deferred acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale securities are reflected as a separate component of stockholder's interest at December 31 and are summarized as follows:

   Net unrealized gains (losses) on available-for-sale investment securities before adjustments:

(Dollar amounts in millions)                                                       2004    2003    2002
----------------------------                                                      ------  ------  ------
Fixed maturities................................................................. $115.9  $163.8  $ 90.0
Equity securities................................................................    6.1     4.1    (4.3)
                                                                                  ------  ------  ------
   Subtotal......................................................................  122.0   167.9    85.7
Adjustments to the present value of future profits and deferred acquisition costs  (39.1)  (60.4)   (2.4)
Deferred income taxes............................................................  (29.0)  (37.4)  (29.1)
                                                                                  ------  ------  ------
   Net unrealized gains on available-for-sale investment securities.............. $ 53.9  $ 70.1  $ 54.2
                                                                                  ======  ======  ======

   The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in stockholder's interest is as follows:

(Dollar amounts in millions)                                                                              2004    2003   2002
----------------------------                                                                             ------  -----  -----
Net unrealized gains (losses) on investment securities as of January 1.................................. $ 70.1  $54.2  $(2.7)
Unrealized gains (losses) on investment securities -- net of deferred taxes of $8.3, $(9.5), and $(33.4)  (16.0)  17.9   61.8
Reclassification adjustments to net realized investment losses, net of deferred taxes of $0.1, $1.2
  and $2.6..............................................................................................   (0.2)  (2.0)  (4.9)
                                                                                                         ------  -----  -----
Net unrealized gains on investment securities as of December 31......................................... $ 53.9  $70.1  $54.2
                                                                                                         ======  =====  =====

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


   At December 31, the amortized cost, gross unrealized gains and losses, and fair values of our fixed maturities and equity securities available-for-sale were as follows:

                                                                  Gross      Gross
2004                                                  Amortized Unrealized Unrealized  Fair
(Dollar amounts in millions)                            Cost      Gains      Losses    Value
----------------------------                          --------- ---------- ---------- --------
Fixed maturities:
   U.S. government and agency........................ $   21.7    $  2.2     $   --   $   23.9
   Non-U.S. government...............................     50.8       3.6         --       54.4
   Non-U.S. corporate................................    352.5      14.0       (1.3)     365.2
   U.S. corporate....................................  1,471.1      58.7       (5.2)   1,524.6
   Public utilities..................................    504.5      31.2       (0.7)     535.0
   Mortgage-backed...................................  1,046.7      16.3       (4.5)   1,058.5
   Asset-backed......................................    153.6       1.7       (0.1)     155.2
                                                      --------    ------     ------   --------
       Total fixed maturities........................  3,600.9     127.7      (11.8)   3,716.8
   Non-redeemable preferred stock....................     41.2       6.2       (0.1)      47.3
                                                      --------    ------     ------   --------
          Total available-for-sale securities........ $3,642.1    $133.9     $(11.9)  $3,764.1
                                                      ========    ======     ======   ========

                                                                  Gross      Gross
2003                                                  Amortized Unrealized Unrealized  Fair
(Dollar amounts in millions)                            Cost      Gains      Losses    Value
----------------------------                          --------- ---------- ---------- --------
Fixed maturities:
   U.S. government and agency........................ $   31.7    $  1.2     $   --   $   32.9
   Non-U.S. government...............................     42.2       2.4       (0.1)      44.5
   Non-U.S. corporate................................    454.0      21.3       (2.8)     472.5
   U.S. corporate....................................  1,875.0      92.6      (13.3)   1,954.3
   Public utilities..................................    639.8      44.5       (2.3)     682.0
   Mortgage-backed...................................    670.0      17.2       (3.7)     683.5
   Asset-backed......................................    271.2       7.0       (0.2)     278.0
                                                      --------    ------     ------   --------
       Total fixed maturities........................  3,983.9     186.2      (22.4)   4,147.7
   Non-redeemable preferred stock....................     41.3       4.2       (0.1)      45.4
                                                      --------    ------     ------   --------
          Total available-for-sale securities........ $4,025.2    $190.4     $(22.5)  $4,193.1
                                                      ========    ======     ======   ========

   We regularly review each investment security for impairment in accordance with our impairment policy, which includes both quantitative and qualitative criteria. Quantitative measures include length of time and amount that each security position is in an unrealized loss position and for fixed maturity securities, whether the issuer is in compliance with terms and covenants of the security. Our qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Our impairment reviews involve our finance, risk, and asset management teams as well as the portfolio management and research capabilities of GEAM and other third party asset managers, as appropriate. Our qualitative review attempts to identify those issuers with a greater than 50% chance of default in the coming twelve months. These securities are characterized as "at-risk" of impairment. As of December 31, 2004, securities "at risk" of impairment had aggregate unrealized losses of approximately $1.1 million.

   For fixed maturity securities, we recognize an impairment charge to earnings in the period in which we determine that we do not expect to either collect principal and interest in accordance with the contractual terms of the instruments or to recover based on underlying collateral values and considering events such as payment default, bankruptcy or disclosure of fraud. For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

its duration. In any event, this period does not exceed 18 months for common equity securities. We measure impairment charges based on the difference between the book value of the security and its fair value. Fair value is based on quoted market price, except for certain infrequently traded securities where we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values.

   During 2004, 2003 and 2002, we recognized impairment losses of $0.8 million, $2.7 million and $16.8 million, respectively. We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, we sell securities in the normal course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements.

   The following table presents the gross unrealized losses and estimated fair values of our investment securities, on a historical basis, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, at December 31,

2004
(Dollar amounts in millions)                           Less than 12 Months
----------------------------          -----------------------------------------------------
                                                                Gross
                                       Amortized              unrealized % Below    # of
                                      cost or cost Fair value   losses    cost   securities
Description of Securities             ------------ ---------- ---------- ------- ----------
Fixed maturities:
   Non-U.S. government...............    $  2.0      $  2.0     $  --       --        3
   U.S. corporate....................     211.7       209.2      (2.5)     1.2%      57
   Non-U.S. corporate................      74.0        73.0      (1.0)     1.4%      16
   Asset Backed......................      10.9        10.8      (0.1)     0.9%       5
   Mortgage Backed...................     431.5       427.3      (4.2)     1.0%      64
                                         ------      ------     -----      ---      ---
Total temporarily impaired securities    $730.1      $722.3     $(7.8)     1.1%     145
                                         ======      ======     =====      ===      ===
% Below cost-Fixed maturities
   (less than) 20% Below cost........    $730.1      $722.3     $(7.8)     1.1%     145
   20-50% Below cost.................        --          --        --       --       --
   (greater than) 50% Below cost.....        --          --        --       --       --
                                         ------      ------     -----      ---      ---
Total fixed maturities...............    $730.1      $722.3     $(7.8)     1.1%     145
                                         ======      ======     =====      ===      ===
Investment Grade.....................    $712.2      $704.8     $(7.4)     1.0%     137
Below Investment Grade...............      15.9        15.6      (0.3)     1.9%       7
Not rated-fixed maturities...........       2.0         1.9      (0.1)     5.0%       1
                                         ------      ------     -----      ---      ---
Total................................    $730.1      $722.3     $(7.8)     1.1%     145
                                         ======      ======     =====      ===      ===

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


2004
(Dollar amounts in millions)                            12 Months or More
----------------------------          -----------------------------------------------------
                                                                Gross
                                       Amortized              unrealized % Below    # of
                                      cost or cost Fair value   losses    cost   securities
Description of Securities             ------------ ---------- ---------- ------- ----------
Fixed maturities:
   U.S. corporate....................    $39.8       $36.5      $(3.3)     8.3%      14
   Non-U.S. corporate................      9.5         9.1       (0.4)     4.2%       3
   Mortgage Backed...................      8.6         8.3       (0.3)     3.5%       6
                                         -----       -----      -----     ----       --
   Subtotal, fixed maturities........     57.9        53.9       (4.0)     6.9%      23
   Equity securities.................      1.5         1.4       (0.1)     6.7%       1
                                         -----       -----      -----     ----       --
Total temporarily impaired securities    $59.4       $55.3      $(4.1)     6.9%      24
                                         =====       =====      =====     ====       ==
% Below cost-Fixed maturities
   (less than) 20% Below cost........    $54.1       $51.3      $(2.8)     5.2%      21
   20-50% Below cost.................      3.8         2.6       (1.2)    31.6%       2
   (greater than) 50% Below cost.....       --          --         --       --       --
                                         -----       -----      -----     ----       --
Total fixed maturities...............     57.9        53.9       (4.0)     6.9%      23
                                         -----       -----      -----     ----       --
% Below cost-Equity securities
   (less than) 20% Below cost........      1.5         1.4       (0.1)     6.7%       1
   20-50% Below cost.................       --          --         --       --       --
   (greater than) 50% Below cost.....       --          --         --       --       --
                                         -----       -----      -----     ----       --
Total equity securities..............      1.5         1.4       (0.1)     6.7%       1
                                         -----       -----      -----     ----       --
Total temporarily impaired securities    $59.4       $55.3      $(4.1)     6.9%      24
                                         =====       =====      =====     ====       ==
Investment Grade.....................    $41.3       $39.6      $(1.7)     4.1%      17
Below Investment Grade...............     16.6        14.3       (2.3)    13.9%       6
Not rated equities...................      1.5         1.4       (0.1)     6.7%       1
                                         -----       -----      -----     ----       --
Total................................    $59.4       $55.3      $(4.1)     6.9%      24
                                         =====       =====      =====     ====       ==

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

2003
(Dollar amounts in millions)                           Less than 12 Months
----------------------------          -----------------------------------------------------
                                                                Gross
                                       Amortized              unrealized % Below    # of
                                      cost or cost Fair value   losses    cost   securities
Description of Securities             ------------ ---------- ---------- ------- ----------
Fixed maturities:
   U.S. corporate....................    $467.3      $455.5     $(11.8)    2.5%     115
   Non-U.S. government...............       4.7         4.6       (0.1)    2.1%       8
   Non-U.S. corporate................     136.1       133.5       (2.6)    1.9%      35
   Asset Backed......................      10.2        10.0       (0.2)    2.0%       2
   Mortgage Backed...................     204.4       200.7       (3.7)    1.8%      41
                                         ------      ------     ------     ---      ---
Subtotal, fixed maturities...........     822.7       804.3      (18.4)    2.2%     201
Equity securities....................       1.4         1.3       (0.1)    7.1%       1
                                         ------      ------     ------     ---      ---
Total temporarily impaired securities    $824.1      $805.6     $(18.5)    2.2%     202
                                         ======      ======     ======     ===      ===
% Below cost-Fixed maturities
   (less than) 20% Below cost........    $822.7      $804.3     $(18.4)    2.2%     201
   20-50% Below cost.................        --          --         --      --       --
   (greater than) 50% Below cost.....        --          --         --      --       --
                                         ------      ------     ------     ---      ---
Total fixed maturities...............     822.7       804.3      (18.4)    2.2%     201
                                         ------      ------     ------     ---      ---
% Below cost-equity securities
   (less than) 20% Below cost........       1.4         1.3       (0.1)    7.1%       1
   20-50% Below cost.................        --          --         --      --       --
   (greater than) 50% Below cost.....        --          --         --      --       --
                                         ------      ------     ------     ---      ---
Total equity securities..............       1.4         1.3       (0.1)    7.1%       1
                                         ------      ------     ------     ---      ---
Total temporarily impaired securities    $824.1      $805.6     $(18.5)    2.2%     202
                                         ======      ======     ======     ===      ===
Investment grade.....................    $765.3      $748.6     $(16.7)    2.2%     181
Below investment grade...............      46.9        45.3       (1.6)    3.4%      17
Not rated-fixed maturities...........      10.5        10.4       (0.1)    1.0%       3
Not rated-equities...................       1.4         1.3       (0.1)    7.1%       1
                                         ------      ------     ------     ---      ---
Total................................    $824.1      $805.6     $(18.5)    2.2%     202
                                         ======      ======     ======     ===      ===

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


2003
(Dollar amounts in millions)                            12 Months or More
----------------------------          -----------------------------------------------------
                                                                Gross
                                       Amortized              unrealized % Below    # of
                                      cost or cost Fair value   losses    cost   securities
Description of Securities             ------------ ---------- ---------- ------- ----------
Fixed maturities:
   U.S. corporate....................    $36.3       $32.7      $(3.6)     9.9%      11
   Non-U.S. corporate................      5.0         4.6       (0.4)     8.0%       1
                                         -----       -----      -----     ----       --
Total temporarily impaired securities    $41.3       $37.3      $(4.0)     9.7%      12
                                         =====       =====      =====     ====       ==
% Below cost-Fixed maturities
   (less than) 20% Below cost........    $41.3       $37.3      $(4.0)     9.7%      12
   20-50% Below cost.................       --          --         --       --       --
   (greater than) 50% Below cost.....       --          --         --       --       --
                                         -----       -----      -----     ----       --
Total fixed maturities...............    $41.3       $37.3      $(4.0)     9.7%      12
                                         =====       =====      =====     ====       ==
Investment grade.....................    $13.7       $12.7      $(1.0)     7.3%       5
Below investment grade...............     27.6        24.6       (3.0)    10.9%       7
Not rated fixed maturities...........       --          --         --       --       --
                                         -----       -----      -----     ----       --
Total................................    $41.3       $37.3      $(4.0)     9.7%      12
                                         =====       =====      =====     ====       ==

   The investment securities in an unrealized loss position for less than twelve months, account for $7.8 million or 65.5% of the total unrealized losses. Of the securities in this category, there are no securities with an unrealized loss in excess of $1.0 million.

   The investment securities in an unrealized loss position for twelve months or more account for $4.1 million or 34.5% of the total unrealized losses. There are 11 fixed maturity securities in three industry groups that account for $2.6 million or 63.4% of the unrealized losses in this category. Of the securities in this category, there are no securities with an unrealized loss in excess of $2.0 million.

   Five of these 11 securities are in the finance and insurance sector. Within this sector, no single issuer has unrealized losses greater than $0.2 million. The unrealized losses of the securities are due to a higher interest rate environment for the year ended December 31, 2004.

   Three of these 11 securities are in the transportation sector and are related to the airline industry. One hundred percent of our airline securities are collateralized by commercial aircraft associated with seven domestic airlines. The collateral underlying these securities consists of commercial jet aircraft. We believe these security holdings are in a loss position as a result of ongoing negative market reaction to difficulties in the commercial airline industry.

   The remaining three of these 11 securities are in the consumer cyclical sector. Within this sector, no single issuer has unrealized losses greater than $0.2 million.

   We review all of our investment securities routinely and provide for all amounts that we do not expect either to collect in accordance with the contractual terms of the instruments or to recover based on underlying collateral values.

   The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2004 follows. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


                                        Amortized   Estimated
(Dollar amounts in millions)           cost or cost fair value
----------------------------           ------------ ----------
Due in one year or less...............   $  140.2    $  142.7
Due after one year through five years.      888.9       921.9
Due after five years through ten years      697.2       718.4
Due after ten years...................      674.3       720.1
                                         --------    --------
Subtotal..............................    2,400.6     2,503.1
Mortgaged and asset backed securities.    1,200.3     1,213.7
                                         --------    --------
Totals................................   $3,600.9    $3,716.8
                                         ========    ========

   Our investments (excluding mortgage and asset-backed securities) subject to certain call provisions were $247.7 million and $261.7 million at December 31, 2004 and 2003, respectively.

   As required by law, we have investments on deposit with governmental authorities and banks for the protection of policyholders of $0.5 million and $0.6 million at December 31, 2004 and December 31, 2003, respectively.

   As of December 31, 2004, securities issued by finance and insurance, utilities and energy and consumer -- non cyclical industry groups represented approximately 25%, 23% and 14% of our domestic and foreign corporate fixed maturities portfolio, respectively. No other industry group comprises more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   At December 31, 2004, we did not hold any fixed maturity securities that exceeded 10% of stockholder's interest.

   The Securities Valuation Office of the National Association of Insurance Commissioners (NAIC) evaluates bond investments of U.S. insurers for regulatory reporting purposes and assigns securities to one of six investment categories called "NAIC designations." The NAIC designations parallel the credit ratings of the Nationally Recognized Statistical Rating Organizations for marketable bonds. NAIC designations 1 and 2 include bonds considered investment grade (rated "Baa3" or higher by Moody's, or rated "BBB-" or higher by S&P) by such rating organizations. NAIC designations 3 through 6 include bonds considered below investment grade (rated "Ba1" or lower by Moody's, or rated "BB+" or lower by S&P).

   The following table presents our fixed maturities by NAIC and/or equivalent ratings of the Nationally Recognized Statistical Rating Organizations, as well as the percentage, based upon estimated fair value, that each designation comprises. Our non-U.S. fixed maturities generally are not rated by the NAIC and are shown based upon the equivalent rating of the Nationally Recognized Statistical Rating Organizations. Similarly, certain privately placed fixed maturities that are not rated by the Nationally Recognized Statistical Rating Organizations are shown based upon their NAIC designation. Certain fixed maturities, primarily non-U.S. fixed maturities, are not rated by the NAIC or the Nationally Recognized Statistical Rating Organizations and are so designated.

(Dollar amounts in millions)            2004                       2003
---------------------------- -------------------------  -------------------------
            Rating Agency
  NAIC       Equivalent      Amortized  Fair            Amortized  Fair
 Rating      Designation       cost     Value   Percent   cost     Value   Percent
 ------     -------------    --------- -------- ------- --------- -------- -------
    1     Aaa/Aa/A.......... $2,280.4  $2,335.7   62.8% $2,306.9  $2,391.4   57.6%
    2     Baa...............  1,111.6   1,163.0   31.3%  1,433.9   1,507.7   36.4%
    3     Ba................    168.5     177.2    4.8%    157.1     164.9    4.0%
    4     B.................     33.6      35.8    1.0%     62.6      61.6    1.5%
    5     Caa and lower.....      6.8       5.1    0.1%     13.0      11.7    0.3%
    6     In or near default       --        --     --       1.4       1.4     --
Not Rated Not rated.........       --        --     --       9.0       9.0    0.2%
                             --------  --------  -----  --------  --------  -----
          Totals............ $3,600.9  $3,716.8  100.0% $3,983.9  $4,147.7  100.0%
                             ========  ========  =====  ========  ========  =====

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


   At December 31, 2004 and 2003, there were no fixed maturities in default (issuer has missed a coupon payment or entered bankruptcy).

  (c) Mortgage and Other Loans

   At December 31, 2004 and 2003, our US Mortgage Loan portfolio was $543.3 million and $485.5 million, net of allowance of $4.7 million and $4.2 million, respectively.

   At December 31, 2004 and 2003, respectively, we held $125.1 million and $132.1 million in US Mortgages secured by real estate in California, comprising 23.0% and 27.0% of the total mortgage portfolio. For the years ended December 31, 2004 and 2003 respectively, we originated $29.1 million and $50.4 million of mortgages secured by real estate in California, which represent 20.5% and 25.0%, of our total US originations for those years.

   As of December 31, 2004 and 2003, we were committed to fund $21.5 million and $1.4 million, respectively, in U.S. mortgage loans.

   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases, or large groups of smaller-balance homogenous loans, and therefore applies principally to our commercial loans.

   Under these principles, we may have two types of "impaired" loans: loans requiring allowances for losses (none as of December 31, 2004 and 2003) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($5.5 million as of December 31, 2004 and $1.3 million as of December 31, 2003). Average investment in impaired loans during 2004 was $2.2 million. Average investment in impaired loans during 2003 was $0.3 million. There was no average investment in impaired loans during 2002. Interest income recognized on these loans while they were considered impaired was insignificant in each of the three years.

   The following table presents the activity in the allowance for losses during the years ended December 31:

(Dollar amounts in millions)            2004   2003  2002
----------------------------           -----  -----  ----
Balance at January 1.................. $ 4.2  $ 3.0  $2.6
Provision charged to operations.......   1.4    2.0   0.4
Amounts written off, net of recoveries  (0.9)  (0.8)   --
                                       -----  -----  ----
Balance at December 31................ $ 4.7  $ 4.2  $3.0
                                       =====  =====  ====

   The allowance for losses on mortgage loans at December 31, 2004, 2003, and 2002 represented 0.9% of gross mortgage loans for all periods.

   There were no non-income producing mortgage loans as of December 31, 2004, 2003 and 2002.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


(3)Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31, was as follows:

(Dollar amounts in millions)                                                2004    2003    2002
----------------------------                                               ------  ------  ------
Unamortized balance at January 1.......................................... $288.5  $236.7  $180.1
Costs deferred............................................................   59.4    75.6    71.7
Amortization, net.........................................................  (23.3)  (23.8)  (15.1)
Amounts transferred in connection with reinsurance transactions with UFLIC  (51.9)     --      --
                                                                           ------  ------  ------
Unamortized balance at December 31........................................  272.7   288.5   236.7
Cumulative effect of net unrealized investment gains......................  (37.0)  (56.4)   (2.6)
                                                                           ------  ------  ------
Balance at December 31.................................................... $235.7  $232.1  $234.1
                                                                           ======  ======  ======

(4)Intangible Assets and Goodwill

   At December 31, 2004 and 2003 the gross carrying amount and accumulated amortization of intangibles subject to amortization were as follows:

                                                         2004                        2003
                                              --------------------------  --------------------------
                                              Gross carrying Accumulated  Gross carrying Accumulated
(Dollar amounts in millions)                      amount     amortization     amount     amortization
----------------------------                  -------------- ------------ -------------- ------------
Present value of future profits ("PVFP").....     $68.8         $(61.7)       $143.3        $(60.4)
Deferred sales inducements to contractholders       3.1           (0.1)           --            --
                                                  -----         ------        ------        ------
Total........................................     $71.9         $(61.8)       $143.3        $(60.4)
                                                  =====         ======        ======        ======

  (a) Present Value of Future Profits (PVFP)

   The method used by us to value PVFP in connection with acquisitions is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits, and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

   The following table presents the activity in PVFP for the years ended December 31:

(Dollar amounts in millions)                                                2004    2003    2002
----------------------------                                               ------  ------  -----
Unamortized balance at January 1.......................................... $ 86.9  $ 97.4  $99.5
Interest accreted at 0.9%, 6.9% and 7.2%, respectively....................    0.4     6.3    7.1
Amortization..............................................................   (1.8)  (16.8)  (9.2)
Amounts transferred in connection with reinsurance transactions with UFLIC  (76.3)     --     --
                                                                           ------  ------  -----
Unamortized balance at December 31........................................    9.2    86.9   97.4
Cumulative effect of net unrealized investment gains (losses).............   (2.1)   (4.0)   0.2
                                                                           ------  ------  -----
Balance at December 31.................................................... $  7.1  $ 82.9  $97.6
                                                                           ======  ======  =====

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


   The estimated percentage of the December 31, 2004 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

2005.......................... 18.0%
2006.......................... 17.1%
2007.......................... 15.2%
2008.......................... 13.0%
2009.......................... 11.0%

  (b) Goodwill

   Effective January 1, 2002, goodwill is no longer amortized but is tested for impairment using a fair value methodology at least annually at the reporting unit level. No impairment charge was recognized in 2004, 2003 or 2002. Goodwill balance, net of accumulated amortization, was comprised of the following at December 31, 2004 and 2003:

(Dollar amounts in millions)
----------------------------
Retirement Income and Investments $25.3
Protection.......................  28.8
Corporate and Other..............    --
                                  -----
Total............................ $54.1
                                  =====

(5)Reinsurance

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC, an indirect, wholly-owned subsidiary of GE, in-force blocks of structured settlements, substantially all of our in-force blocks of variable annuities and a block of long-term care insurance policies that we reinsured in 2000 from Travelers Insurance Company, a subsidiary of Citigroup, Inc. ("Travelers"). Our in-force variable annuity contracts, excluding the GERA(TM) product that was not reinsured, had aggregate general account reserves of $280.6 million and $287.0 million as of December 31, 2004 and December 31, 2003, respectively. Our in-force structured settlements reinsured had aggregate policyholder reserves of $390.5 million and $386.1 million as of December 31, 2004 and December 31, 2003, respectively. The block of long-term care insurance policies that we reinsured in 2000 from Travelers of business had aggregate reserves of $513.2 million and $455.0 million as of December 31, 2004 and December 31, 2003, respectively. The reinsurance transactions with UFLIC were completed and accounted for at book value. We transferred investment assets to UFLIC in exchange for the reinsurance recoverable asset from UFLIC in the amount of $1.1 billion at January 1, 2004. As of December 31, 2004, we had $169.9 million in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC will be reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts will be determined by expense studies to be conducted periodically.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee will administer the trust accounts and we will be permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


   Certain policy risks are reinsured with other insurance companies to limit the amount of loss exposure. Reinsurance contracts do not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than with UFLIC, at December 31, 2004, we had no significant concentrations of variable annuity net at risk reinsurer that could have a material impact on our results of operations.

   We have a reinsurance agreement with an affiliated company whereby we assumed all liabilities and future premiums related to the affiliate's New York business. Certain fixed maturities with a fair value of $46.4 million and $31.7 million at December 31, 2004 and 2003, respectively were held in trust for the benefit of policyholders.

   The maximum amount of individual ordinary life insurance normally retained by us on any one life may not exceed $0.2. million. Net life insurance in force as of December 31 is summarized as follows:

(Dollar amounts in millions)          2004   2003   2002
----------------------------         -----  -----  ------
Direct life insurance in force...... $12.8  $ 8.4  $  3.1
Amounts assumed from other companies  83.9   90.1    97.1
Amounts ceded to other companies....  (2.4)    --      --
                                     -----  -----  ------
Net life insurance in force......... $94.3  $98.5  $100.2
                                     -----  -----  ------
Percentage of amount assumed to net.  89.0%  91.5%   96.9%
                                     =====  =====  ======

   The effects of reinsurance on premiums written and earned for the years ended December 31 were as follows:

                                            Written                 Earned
                                    ----------------------  ----------------------
(Dollar amounts in millions)         2004    2003    2002    2004    2003    2002
----------------------------        ------  ------  ------  ------  ------  ------
Direct............................. $184.4  $162.5  $143.4  $180.6  $162.9  $140.0
Assumed............................   83.7    78.7    82.2    84.4    80.1    86.7
Ceded..............................  (71.5)   (6.5)   (5.2)  (71.9)   (6.5)   (5.2)
                                    ------  ------  ------  ------  ------  ------
Net premiums....................... $196.6  $234.7  $220.4  $193.1  $236.5  $221.5
                                    ======  ======  ======  ======  ======  ======
Percentage of amount assumed to net                           43.7%   33.9%   39.1%
                                                            ======  ======  ======

   Reinsurance recoveries recognized as a reduction of benefits amounted to $295.0 million, $15.8 million and $14.9 million during 2004, 2003, and 2002, respectively.

(6)Future Annuity and Contract Benefits

  (a) Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management. At December 31, 2004 and 2003, investment contract liabilities totaled $3,750.4 million and $3,305.4 million, respectively.

  (b) Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity, and other assumptions, which were appropriate at the time the policies were issued

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Any changes in the estimated liability are reflected in income as estimates are revised. At December 31, 2004 and 2003, insurance contract liabilities totaled $1,175.2 million and $994.3 million, respectively.

  (c) Universal Life

   Universal Life contracts are broadly defined to include contracts that provide either death or annuity benefits and have features which may include various policyholder changes, credited interest, and/or variable premiums. At December 31, 2004 and 2003, universal life contract liabilities totaled $9.4 million and $10.0 million, respectively.

(7)Related-Party Transactions

   We receive administrative services from certain affiliates for which progress payments for these services are made monthly. For the years ended December 31, 2004, 2003, and 2002, these services were valued at $17.6 million, $25.4 million and $27.2 million, respectively.

   In 2002, we entered into an investment management agreement with GEAM under which we incurred expenses of $0.8 million and $3.9 million payable to GEAM as compensation for the investment services during 2004 and 2003, respectively.

   During each of 2004, 2003 and 2002 we collected $3.1 million, $3.0 million, and $2.5 million, respectively of premiums from various GE affiliates for long-term care insurance provided to employees of such affiliates.

   During 2002, we received capital contributions of $35.0 million from GE Capital Assurance as reflected in the Statements of Stockholder's Interest.

   During 2002, we sold certain securities to an affiliate at a fair value established as if it were an arms-length, third party transaction, which resulted in a gain of $0.8 million.

(8)Income Taxes

   The total provision (benefit) for income taxes for the years ended December 31 consisted of the following components:

(Dollar amounts in millions)     2004    2003    2002
----------------------------    ------  ------  ------
Current federal income tax..... $ (4.8) $(17.6) $ 14.1
Deferred federal income tax....  (17.4)   27.6   (13.7)
                                ------  ------  ------
   Subtotal-federal income tax.  (22.2)   10.0     0.4
Current state income tax.......   (3.5)     --      --
                                ------  ------  ------
       Total income tax........ $(25.7) $ 10.0  $  0.4
                                ======  ======  ======

   The reconciliation of the federal statutory tax rate to the effective income tax rate is as follows:

(Dollar amounts in millions)                        2004   2003   2002
----------------------------                       -----   ----  -----
Statutory U.S federal income tax rate.............  35.0%  35.0%  35.0%
Reinsurance transaction with UFLIC................ (78.5)    --     --
IRS Settlement (a)................................    --     --  (32.5)
State income tax, net of federal income tax effect  (4.3)    --     --
Other, net........................................  (0.4)  (0.3)   0.5
                                                   -----   ----  -----
Effective rate.................................... (48.2)% 34.7%   3.0%
                                                   =====   ====  =====

--------
(a)In 2002, we reached a favorable settlement with the Internal Revenue Service regarding the treatment of certain reserves for obligations to policyholders on life insurance contracts resulting in a benefit of $4.3 million.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


   The components of the net deferred income tax liability at December 31 are as follows:

(Dollar amounts in millions)                       2004   2003
----------------------------                      ------ ------
Assets:
   Investments................................... $   -- $  4.6
   Accrued commissions and general expenses......    6.9     --
   Future annuity and contract benefits..........   77.4  101.2
   Other, net....................................    4.9     --
                                                  ------ ------
       Total deferred income tax assets..........   89.2  105.8
                                                  ------ ------
Liabilities:
   Net unrealized gains on investment securities.   29.0   37.4
   Investments...................................    1.2     --
   Present value of future profits...............    4.0   29.2
   Deferred acquisition costs....................   69.6   97.6
   Other, net....................................   20.5    2.4
                                                  ------ ------
       Total deferred income tax liability.......  124.3  166.6
                                                  ------ ------
   Net deferred income tax liability............. $ 35.1 $ 60.8
                                                  ====== ======

   The significant changes in our deferred tax components related to insurance reserves, deferred acquisition costs, present value of future profits and investments are directly attributable to the reinsurance transactions with UFLIC.

   Based on an analysis of our tax position, management believes it is more likely than not that reversing deferred tax liabilities, the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling us to realize our gross deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   We paid (received) $(20.4) million, $(2.9) million and $13.9 million for federal and state income taxes in 2004, 2003, and 2002, respectively.

   At December 31, 2004 and 2003, the current income tax receivable with affiliates, included in other assets was $6.2 million and $18.5 million, respectively.

(9)Litigation

   The Company is a defendant in various cases of litigation considered to be in the normal course of business. The Company believes that the outcome of such litigation will not have a material adverse impact on our financial condition or results of operations.

(10)Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the Balance Sheets at fair value are not included in the following disclosures; such items include cash and cash equivalents, investment securities, and separate accounts. Although management has made every effort to develop the fairest representation of fair value for this section, it would be unusual if the estimates could actually have been realized at December 31, 2004 and 2003.

   A description of how fair values are estimated follows:

   Mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using rates at which similar loans would have been made to similar borrowers.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


   Investment contract benefits. Based on expected future cash flows, considering expected renewal premiums, claims, refunds and servicing costs, discounted at a current market rate.

   Information about certain financial instruments that were not carried at fair value at December 31, 2004 and 2003, is summarized as follows:

                                                            2004                         2003
                                                    Assets (Liabilities)         Assets (Liabilities)
                                                ---------------------------- ----------------------------
                                                Notional Carrying Estimated  Notional Carrying Estimated
(Dollar amounts in millions)                     Amount   Amount  Fair Value  Amount   Amount  Fair Value
----------------------------                    -------- -------- ---------- -------- -------- ----------
Assets:
Mortgage Loans.................................     (a)  $  543.3  $  568.4      (a)  $  485.5  $  508.5
Policy Loans...................................               1.0       1.0                1.3       1.3
Liabilities:
Investment Contracts...........................     (a)  $3,750.4  $3,631.8      (a)  $3,305.4  $3,176.0
Other firm commitments:
Ordinary course of business lending commitments  $21.5         --        --    $1.4         --        --

--------
(a)These financial instruments do not have notional amounts.

(11)Restrictions on Dividends

   State insurance departments that regulate life insurance companies recognize only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under law, and for determining whether its financial condition warrants the payment of a dividend to its stockholders. The maximum amount of dividends, which can be paid by State of New York insurance companies to stockholders without prior approval of the Insurance Commissioner, is subject to certain restrictions. No dividend payout may be made without prior approval.

(12)Supplementary Financial Data

   We file financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners ("NAIC") that are prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholder's interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by the state insurance authority. We have no significant permitted accounting practices.

   Unaudited statutory net loss for the years ended December 31, 2004, 2003, and 2002 was $19.8 million, $32.4 million and $32.3 million, respectively. Unaudited statutory capital and surplus was $268.1 million and $138.1 million as of December 31, 2004 and 2003, respectively. In 2004, statutory capital and surplus increased by $130.0 million primarily related to the deferral of a gain related to the treaty with UFLIC of $154.0 million, partially offset by $19.8 million statutory net loss.

   The NAIC has adopted Risk-Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with:
(1) asset risk, (2) insurance risk, (3) interest rate risk, and (4) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. At December 31, 2004, we had total adjusted capital in excess of amounts requiring company action or any level of regulatory action at any prescribed RBC level.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


(13)Operating Segment Information

   We conduct our operations through three business segments: (1) Retirement Income and Investments, which includes our fixed and variable annuities, variable life and interest sensitive life insurance, and (2) Protection, which includes our long-term care insurance. (3) Corporate and Other includes net realized investment gains (losses), interest expenses and unallocated corporate income and expenses. See Note 1 for further discussion of our principal products.

   The following is a summary of industry segment activity for 2004, 2003, and 2002:

2004 -- Segment Data
--------------------
                                                                   Retirement
                                                                    Income &              Corporate and
(Dollar amounts in millions)                                       Investments Protection     Other       Total
----------------------------                                       ----------- ---------- ------------- --------
Revenues:
Net investment income.............................................  $  186.8    $   31.9     $  1.0     $  219.7
Premiums..........................................................      79.0       114.1         --        193.1
Net realized investment (loss)....................................        --          --       (0.3)        (0.3)
Other income......................................................       3.6         0.8        0.8          5.2
                                                                    --------    --------     ------     --------
Total revenues....................................................     269.4       146.8        1.5        417.7
                                                                    --------    --------     ------     --------
Benefits and expenses:
Interest credited.................................................     120.4         0.5         --        120.9
Benefits and other changes in policy reserves.....................      82.9        97.6         --        180.5
Underwriting, acquisition and insurance expenses, net of deferrals      17.1        20.0        1.2         38.3
Amortization of deferred acquisition costs and intangibles........      20.3         4.4         --         24.7
                                                                    --------    --------     ------     --------
   Total benefits and expenses....................................     240.7       122.5        1.2        364.4
                                                                    --------    --------     ------     --------
   Income before income taxes.....................................      28.7        24.3        0.3         53.3
   Provision (benefit) for income taxes...........................      10.3         8.5      (44.5)       (25.7)
                                                                    --------    --------     ------     --------
   Net income.....................................................  $   18.4    $   15.8     $ 44.8     $   79.0
                                                                    ========    ========     ======     ========
Total assets......................................................  $4,711.3    $1,240.5     $484.7     $6,436.5
                                                                    ========    ========     ======     ========

2003 -- Segment Data
--------------------
                          Retirement
(Dollar amounts in         Income &              Corporate and
millions)                 Investments Protection     Other      Total
---------                 ----------- ---------- ------------- --------
Revenues:
Net investment income
  (loss).................  $  206.3    $   51.5     $(12.3)    $  245.5
Premiums.................      63.0       173.5         --        236.5
Net realized investment
  gains..................        --          --        3.1          3.1
Other income.............       2.0         0.8         --          2.8
                           --------    --------     ------     --------
Total revenues...........     271.3       225.8       (9.2)       487.9
                           --------    --------     ------     --------
Benefits and expenses:
Interest credited........     142.2         0.5         --        142.7
Benefits and other
  changes in policy
  reserves...............      84.0       169.2         --        253.2
Underwriting,
  acquisition and
  insurance expenses,
  net of deferrals.......       6.0        26.7       (3.7)        29.0
Amortization of deferred
  acquisition costs and
  intangibles............      19.8        14.5         --         34.3
                           --------    --------     ------     --------
   Total benefits and
     expenses............     252.0       210.9       (3.7)       459.2
                           --------    --------     ------     --------
   Income before income
     taxes...............      19.3        14.9       (5.5)        28.7
   Provision (benefit)
     for income taxes....       7.0         5.3       (2.3)        10.0
                           --------    --------     ------     --------
   Net income (loss).....  $   12.3    $    9.6     $ (3.2)    $   18.7
                           ========    ========     ======     ========
Total assets.............  $4,080.9    $1,165.8     $209.6     $5,456.3
                           ========    ========     ======     ========

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

2002 -- Segment Data
--------------------
                                                                   Retirement
                                                                    Income &              Corporate and
(Dollar amounts in millions)                                       Investments Protection     Other     Total
----------------------------                                       ----------- ---------- ------------- ------
Revenues:
Net investment income (loss)......................................   $194.0      $ 43.3      $(16.6)    $220.7
Premiums..........................................................     62.4       158.8         0.3      221.5
Net realized investment gains.....................................       --          --         7.5        7.5
Other income......................................................      1.0        (0.3)        0.5        1.2
                                                                     ------      ------      ------     ------
Total revenues....................................................    257.4       201.8        (8.3)     450.9
                                                                     ------      ------      ------     ------
Benefits and expenses:
Interest credited.................................................    129.0         0.6          --      129.6
Benefits and other changes in policy reserves.....................     76.1       182.9         0.3      259.3
Underwriting, acquisition and insurance expenses, net of deferrals     15.2        20.9        (4.5)      31.6
Amortization of deferred acquisition costs and intangibles........     11.3         5.9          --       17.2
                                                                     ------      ------      ------     ------
   Total benefits and expenses....................................    231.6       210.3        (4.2)     437.7
                                                                     ------      ------      ------     ------
   Income before income taxes.....................................     25.8        (8.5)       (4.1)      13.2
   Provision (benefit) for income taxes...........................      9.2        (3.1)       (5.7)       0.4
                                                                     ------      ------      ------     ------
   Net income (loss)..............................................   $ 16.6      $ (5.4)     $  1.6     $ 12.8
                                                                     ======      ======      ======     ======

                      GE Capital Life Separate Account II
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                               Form NY1155 4/00

                                  Issued by:
                 GE Capital Life Assurance Company of New York
                         622 Third Avenue, 33rd Floor
                           New York, New York 10017

                                Service Center:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 313-5282

--------------------------------------------------------------------------------

This prospectus describes flexible premium variable deferred annuity contracts (the "contracts") issued prior to May 1, 2003 or prior to the date on which New York State insurance authorities approve applicable contract modifications. The contract may be issued to individuals and qualified and nonqualified retirement plans. GE Capital Life Assurance Company of New York (the "Company," "we," "us," or "our") issues the contract.

This prospectus gives details about the contract, GE Capital Life Separate Account II (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the accumulation of Contract Value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:


AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I shares
 AIM V.I. Basic Value Fund -- Series II shares
 AIM V.I. Blue Chip Fund -- Series I shares
 AIM V.I. Capital Appreciation Fund -- Series I shares
 AIM V.I. International Growth Fund -- Series II shares
 AIM V.I. Premier Equity Fund -- Series I shares
 AIM V.I. Real Estate Fund -- Series II shares

AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Global Technology Portfolio --
   Class B (formerly, AllianceBernstein Technology
   Portfolio)
 AllianceBernstein Growth and Income Portfolio --
   Class B
 AllianceBernstein International Value Portfolio --
   Class B
 AllianceBernstein Large Cap Growth Portfolio
   (formerly, AllianceBernstein Premier Growth
   Portfolio -- Class B)




American Century Variable Portfolios, Inc.:
 VP Income & Growth Fund -- Class I
 VP International Fund -- Class I
 VP Ultra(R) Fund -- Class I
 VP Value Fund -- Class I

American Century Variable Portfolios II, Inc.
 VP Inflation Protection Fund -- Class II

Dreyfus:
 Dreyfus Investment Portfolios -- MidCap Stock
   Portfolio -- Initial Shares
 Dreyfus Variable Investment Fund -- Money Market
   Portfolio
 The Dreyfus Socially Responsible Growth Fund,
   Inc. -- Initial Shares**

Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
 VT Worldwide Health Sciences Fund

Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2

Federated Insurance Series:
  Federated High Income Bond Fund II* -- Service Shares
  Federated Kaufmann Fund II -- Service Shares

Fidelity(R) Variable Insurance Products Fund:

  VIP Asset Manager/SM/ Portfolio -- Service Class 2

  VIP Contrafund(R) Portfolio -- Service Class 2
  VIP Dynamic Capital Appreciation Portfolio --Service Class 2
  VIP Equity-Income Portfolio -- Service Class 2
  VIP Growth Portfolio -- Service Class 2
  VIP Growth & Income Portfolio -- Service Class 2
  VIP Mid Cap Portfolio -- Service Class 2
  VIP Value Strategies Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:

  Franklin Income Securities Fund -- Class 2 Shares

  Franklin Large Cap Growth Securities Fund --  Class 2 Shares
  Mutual Shares Securities Fund -- Class 2 Shares
  Templeton Foreign Securities Fund -- Class 2 Shares
  Templeton Global Asset Allocation Fund -- Class 2 Shares

GE Investments Funds, Inc.:
  Income Fund

  Mid-Cap Equity Fund (formerly, Mid-Cap Value Equity Fund)

  Money Market Fund
  Premier Growth Equity Fund
  Real Estate Securities Fund
  S&P 500(R) Index Fund
  Small-Cap Value Equity Fund
  Total Return Fund
  U.S. Equity Fund
  Value Equity Fund


Goldman Sachs Variable Insurance Trust


  Goldman Sachs Mid Cap Value Fund


Greenwich Street Series Fund:

  Salomon Brothers Variable Aggressive Growth Fund -- Class II


Janus Aspen Series:
  Balanced Portfolio -- Service Shares

  Forty Portfolio -- Service Shares (formerly, Capital Appreciation Portfolio)


J.P. Morgan Series Trust II:
  Bond Portfolio

  International Equity Portfolio

  Mid Cap Value Portfolio
  Small Company Portfolio

  U. S. Large Cap Core Equity Portfolio


Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Basic Value V.I. Fund -- Class III Shares

  Merrill Lynch Global Allocation V.I. Fund -- Class III Shares

  Merrill Lynch Large Cap Growth V.I. Fund -- Class III Shares

  Merrill Lynch Value Opportunities V.I. Fund -- Class III Shares (formerly,
   Merrill Lynch Small Cap Value V.I. Fund)


MFS(R) Variable Insurance Trust:
  MFS(R) Investors Growth Stock Series -- Service Class Shares
  MFS(R) Investors Trust Series -- Service Class Shares
  MFS(R) New Discovery Series  -- Service Class Shares
  MFS(R) Strategic Income Series -- Service Class Shares
  MFS(R) Total Return Series -- Service Class Shares
  MFS(R) Utilities Series -- Service Class Shares

Nations Separate Account Trust:
  Nations Marsico Growth Portfolio
  Nations Marsico International Opportunities Portfolio

Oppenheimer Variable Account Funds:
  Oppenheimer Aggressive Growth Fund/VA -- Service Shares Oppenheimer Balanced Fund/VA -- Service Shares
  Oppenheimer Capital Appreciation Fund/VA --Service Shares Oppenheimer Global Securities Fund/VA -- Service Shares Oppenheimer Main Street Fund/VA -- Service Shares Oppenheimer Main Street Small Cap Fund/VA --Service Shares

PIMCO Variable Insurance Trust:

  All Asset Portfolio -- Advisor Class Shares

  High Yield Portfolio* -- Administrative Class Shares
  Long-Term U.S. Government Portfolio -- Administrative Class Shares

  Low Duration Portfolio -- Administrative Class Shares

  Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund, Inc.:
  Jennison Portfolio -- Class II
  Jennison 20/20 Focus Portfolio -- Class II

  Natural Resources Portfolio -- Class II


Rydex Variable Trust:
  OTC Fund


Salomon Brothers Variable Series Funds Inc:

  Salomon Brothers Variable All Cap Fund -- Class II

  Salomon Brothers Variable Total Return Fund -- Class II


Scudder Variable Series II:
  Scudder Technology Growth Portfolio -- Class B Shares
  SVS Dreman High Return Equity Portfolio -- Class B Shares
  SVS Dreman Small Cap Value Portfolio -- Class B Shares

Van Kampen Life Investment Trust:
  Comstock Portfolio -- Class II Shares
  Emerging Growth Portfolio -- Class II Shares

The following Portfolio is not available to new purchase payments or transfers on or after November 15, 2004:


Janus Aspen Series
 International Growth Portfolio -- Service Shares

The following Portfolios of the Funds are not available to contracts issued on or after May 1, 2003:


AIM Variable Insurance Funds:
 AIM V.I. Growth Fund -- Series I shares

AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Small Cap Growth Portfolio --
   Class B



Janus Aspen Series:
 Global Life Sciences Portfolio -- Service Shares
 Global Technology Portfolio -- Service Shares
 Large Cap Growth Portfolio -- Service Shares
   (formerly, Growth Portfolio)
 Mid Cap Growth Portfolio -- Service Shares
 Worldwide Growth Portfolio -- Service Shares

PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares


 * These Portfolios may invest in lower quality debt securities commonly referred to as junk bonds.
** The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.

Not all of these Portfolios may be available in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

   . Is NOT a bank deposit

   . Is NOT FDIC insured

   . Is NOT insured or endorsed by a bank or any federal government agency

   . MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

These contracts are also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

A Statement of Additional Information, dated April 29, 2005, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:


                                1-800-313-5282;

                      or write us at our Service Center:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.


The date of this prospectus is April 29, 2005.

Table of Contents




                  Definitions.................................................

                  Fee Tables..................................................
                     Examples.................................................

                  Synopsis....................................................

                  Condensed Financial Information.............................

                  Investment Results..........................................

                  Financial Statements........................................

                  The Company.................................................

                  The Separate Account........................................
                     The Portfolios...........................................
                     Voting Rights............................................
                     Subaccounts..............................................

                  The Guarantee Account.......................................

                  Charges and Other Deductions................................
                     Transaction Expenses.....................................
                     Other Charges............................................

                  The Contract................................................
                     Purchase of the Contract.................................
                     Ownership................................................
                     Assignment...............................................
                     Purchase Payments........................................
                     Valuation Day and Valuation Period.......................
                     Allocation of Purchase Payments..........................
                     Optional Enhanced Payment Benefit........................
                     Valuation of Accumulation Units..........................

                  Transfers...................................................
                     Transfers Before the Annuity Commencement Date...........
                     Transfers From the Guarantee Account to the Subaccounts.. Transfers From the Subaccounts to the Guarantee Account..
                     Transfers Among the Subaccounts..........................
                     Telephone/Internet Transactions..........................
                     Confirmation of Transactions.............................
                     Special Note on Reliability..............................
                     Transfers By Third Parties...............................
                     Special Note on Frequent Transfers.......................
                     Dollar Cost Averaging Program............................

   Portfolio Rebalancing Program.........................................
   Guarantee Account Interest Sweep Program..............................

Surrenders and Partial Withdrawals.......................................
   Surrenders and Partial Withdrawals....................................
   Systematic Withdrawal Program.........................................

The Death Benefit........................................................
   Death Benefit at Death of Any Annuitant Before Annuity Commencement
     Date................................................................
   When We Calculate The Death Benefit...................................
   Death of an Owner or Joint Owner Before the Annuity Commencement Date. Death of Owner, Joint Owner or Annuitant After Income Payments Begin..

Income Payments..........................................................
   Optional Payment Plans................................................
   Variable Income Payments..............................................
   Transfers After the Annuity Commencement Date.........................

Federal Tax Matters......................................................
   Introduction..........................................................
   Taxation of Non-Qualified Contracts...................................
   Section 1035 Exchanges................................................
   Qualified Retirement Plans............................................
   Federal Income Tax Withholding........................................
   State Income Tax Withholding..........................................
   Tax Status of the Company.............................................
   Changes in the Law....................................................

Requesting Payments......................................................

Sales of the Contracts...................................................
   Principal Underwriter.................................................
   Sales of the Contracts................................................

Additional Information...................................................
   Owner Questions.......................................................
   Return Privilege......................................................
   State Regulation......................................................
   Evidence of Death, Age, Gender or Survival............................
   Records and Reports...................................................
   Other Information.....................................................
   Legal Proceedings.....................................................

Appendix -- Condensed Financial Information..............................

Table of Contents -- Statement of Additional Information.................

Definitions

                      The following terms are used throughout the prospectus:

                      Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

                      Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

                      Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

                      Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

                      Code -- The Internal Revenue Code of 1986, as amended.

                      Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

                      Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

                      Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

                      General Account -- Assets of the Company other than those allocated to the Separate Account or any other separate account of the Company.

                      Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

                      Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all markets.

                      Separate Account -- GE Capital Life Separate Account II, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

                      Service Center -- The office to which all written and telephone inquiries concerning the contract or the Portfolios should be made: 6610 West Broad Street, Richmond, Virginia 23230, 1-800-313-5282. The term "we" may be used throughout this prospectus in connection with calculation of Contract Value; in these instances, the term "we" has the same meaning as the Service Center.

                      Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

                      Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Service Center, less any applicable premium tax, annual contract charge, any optional benefit charge and any surrender charge.

                      Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

                      Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Fee Tables


                      The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

          Contract Owner Transaction Expenses
          ------------------------------------------------------------
          Surrender Charge (as a percentage of      Maximum of 8%/1,2/
           purchase payments partially withdrawn or
           surrendered)
          ------------------------------------------------------------
            Transfer Charge                             $10.00/3/
          ------------------------------------------------------------

                    /1/ The maximum surrender charge assumes you elect the
                        Enhanced Payment Benefit Option at the time of application. The surrender charge declines to $0 over a period of 9 years for each purchase payment received. If you do not elect the Enhanced Payment Benefit Option, the maximum surrender charge is 6% and declines to $0 over a period of seven years for each purchase payment received.

                    /2/ A surrender charge is not assessed on any amounts
                        representing gain. In addition, you may partially withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge; the free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.


                    /3/ We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

                      The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

 Periodic Charges Other Than
  Portfolio Expenses
 ------------------------------------------------------------------------------
  Annual Contract Charge                             $30.00/1/
 ------------------------------------------------------------------------------

 Separate Account Annual Expenses (as a percentage of your
  average daily net assets in the Separate Account)
 ------------------------------------------------------------------------------

  Mortality and Expense Risk Charge          Annuitant
                                         (Joint Annuitant,
                                          if any) Age 70       Either Annuitant
                                            or Younger           Over Age 70
                                             at Issue              at Issue
                                     ------------------------- ----------------
                                               1.30%                1.50%
 ------------------------------------------------------------------------------
  Administrative Expense Charge                        0.15%
 ------------------------------------------------------------------------------

 Optional Benefits
 ------------------------------------------------------------------------------
  Enhanced Payment Benefit Option                     0.15%/2/
 ------------------------------------------------------------------------------

 Maximum Total Separate Account              Annuitant
  Annual Expenses/3/                 (Joint Annuitant, if any)
                                              Age 70           Either Annuitant
                                            or Younger           Over Age 70
                                             at Issue              at Issue
                                     ------------------------- ----------------
                                               1.60%                1.80%
 ------------------------------------------------------------------------------

                    /1/ This charge is taken on each contract anniversary and
                        at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

                    /2/ This charge is deducted as a percentage of your assets allocated to the Separate Account.

                    /3/ The Maximum Total Separate Account Annual Expenses
                        assume that the owner elects the Enhanced Payment Benefit Option at the time of application. If the Enhanced Payment Benefit Option is not elected, the total Separate Account annual expenses would be lower.


                      For information concerning compensation paid for the sale of the contract, see the "Sales of the Contracts" provision of this prospectus.

                      The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.



                        Annual Portfolio Expenses/1/             Minimum Maximum
                        --------------------------------------------------------
                        Total Annual Portfolio Operating
                         Expenses (before fee waivers or
                         reimbursements)                          0.40%   3.03%
                        --------------------------------------------------------


                    /1/ Expenses are shown as a percentage of Portfolio average daily net assets as of December 31, 2004. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.40 and 1.75%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.


EXAMPLES These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

                      The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

                         . invested $10,000 in the contract for the time
                           periods indicated;

                         . earned a 5% annual return on your investment;

                         . elected the Enhanced Payment Benefit Option; and

                         . surrendered your contract at the end of the stated
                           period.

                      Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


                                          1 Year    3 Years   5 Years  10 Years
                                         --------- --------- --------- ---------
             Costs Based on Maximum
               Annual Portfolio Expenses $1,213.17 $2,110.55 $3,009.32 $4,947.29
             -------------------------------------------------------------------


                      The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.


                                           1 Year   3 Years   5 Years  10 Years
                                           ------- --------- --------- ---------
               Costs Based on Maximum
                 Annual Portfolio Expenses $493.17 $1,480.55 $2,469.32 $4,947.29
               -----------------------------------------------------------------


                      Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

                         . Separate Account charges of 1.65% for the mortality
                           and expense risk charge as well as the
                           administrative expense charge (deducted daily at an effective annual rate of the assets in the Separate Account);

                         . an annual contract charge of $30 (assumed to be
                           equivalent to 0.1% of the Contract Value); and

                         . a charge of 0.15% for the Enhanced Payment Benefit
                           Option (an annual rate as a percentage of your assets in the Separate Account).

                      If the Enhanced Payment Benefit Option is not elected, the expense figures shown above would be lower.

Synopsis


                      What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used in certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing a contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision in this prospectus.



                      How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and the value of each unit on the date the payment is determined. See "The Contract" provision in this prospectus.


                      What is the Separate Account? The Separate Account is a segregated asset account established under New York insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision in this prospectus.

                      What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision in this prospectus.

                      What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

                      The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all markets. See the "Transfers" and "The Guarantee Account" provisions in this prospectus.

                      What charges are associated with this contract? If you elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for nine years, we will assess a surrender charge ranging from 0% to 8%, depending upon how many full years those payments have been in the contract. If you do not elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for seven years, we will assess a surrender charge ranging from 0% to 6%, depending upon how many full years those payments have been in the contract.

                      For all contracts, we do not assess a surrender charge on any amounts withdrawn that represent gain. You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision in this prospectus.


                      We assess charges in the aggregate at an effective annual rate of 1.45% (1.60% for contracts where either Annuitant is older than age 70 at the time the contract is issued) against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30% (1.50% where either Annuitant is older than age 70 at the time the contract is issued). There is also an additional charge of 0.15% against the daily net asset value of the Separate Account if the Enhanced Payment Benefit Option is elected at the time of application which would increase the total charges in the aggregate to an effective annual rate of 1.60% against the daily net asset value of the Separate Account (1.80% for contracts where either Annuitant is older than age 70 at the time the contract is issued). There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional rider. For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision in this prospectus.


                      If the state in which you reside assesses a premium tax to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions in this prospectus.

                      There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as 12b-1 fees, or service share fees, if applicable. See the "Fee Tables" section in this prospectus. These expenses are more fully described in the prospectus for each Portfolio.


                      We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sales of the Contracts" provision in this prospectus.


                      We also offer other variable annuity contracts through the Separate Account which also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 313-5282.

                      How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The
                      Contract -- Purchase Payments" provision in this prospectus.

                      How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date if any Annuitant is still living. You may also decide to take income payments under one of the optional payment plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision in this prospectus.


                      What happens if I die before the Annuity Commencement Date? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See "The Death Benefit" provision in this prospectus.



                      May I transfer assets among Subaccounts and to and from the Guarantee Account? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the

                      "Transfers," "Income Payments -- Transfers After the Annuity Commencement Date" and the "Guarantee Account" provisions in this prospectus.

                      May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

                      If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Federal Tax Matters" provision in this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision for more information.

                      Do I get a free look at this contract? Yes. You have the right to return the contract to us at our Service Center at the address listed on page 1 of this prospectus or to your registered representative, and have us cancel the contract within 10 days after its delivery (or longer if required by applicable law).

                      If you exercise this right, we will cancel your contract as of the date we receive your request and send you a refund computed as of that day.

                      If you elect the enhanced payment benefit your refund will equal one of the following amounts:

                        (i) if your Contract Value has increased or stayed the
                            same, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

                       (ii) if your Contract Value has decreased, your refund
                            will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract.

                      This means that we bear any losses attributable to the enhanced payment amounts during the free look period; we will take any gains associated with the enhanced payment amounts during the free look period. We do not assess a surrender charge on your contract refund. See the "Return Privilege" provision of this prospectus.

                      If you do not elect the enhanced payment benefit, we will cancel the contract as of the day we receive your request and send you a refund equal to your Contract Value (without reduction for any surrender charges) plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

                      When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. See the "The Contract--Allocation of Purchase Payments" provision in this prospectus.


                      What are the Federal tax implications of my investment in the contract? Generally all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includible income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Federal Tax Matters" provision of this prospectus.

Condensed Financial Information


                      The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.


                      Please see the Appendix for this information.


Investment Results

                      At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to beneficial shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with annual contract charges and with or without surrender charges. Results calculated without surrender charges will be higher.

                      Total returns assume an initial investment of $1,000 and include the reinvestment of all distributions of the Portfolios, the Portfolios' charges and expenses (including any 12b-1 or service share fees), and the charges associated with the contract, including the mortality and expense risk charge, the administrative expense charge, the annual contract charge, and the charge for the Enhanced Payment Benefit Option. Premium taxes are not reflected in any of the calculations, but may apply. See the Statement of Additional Information for more information.

Financial Statements

                      The financial statements for the Company and the financial statements of the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call 1-800-313-5282 or write to our Service Center at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

The Company


                      We are a stock life insurance company that was incorporated in New York on February 23, 1988. We principally offer annuity contracts and life insurance policies. We do business in the State of New York. Our Home Office is located at 622 Third Avenue, 33rd Floor, New York, New York 10017. Our Service Center is located at 6610 West Broad Street, Richmond, Virginia, 23230. We are obligated to pay all amounts promised under the contract.


                      Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation. GNA Corporation, Capital Brokerage Corporation, GE Financial Assurance Holdings, Inc. and GE Investments Funds, Inc. are affiliates of the Company. Genworth Financial, Inc. directly owns GNA Corporation. Genworth Financial, Inc. is indirectly owned by General Electric Company. GE Asset Management is also indirectly owned by the General Electric Company. Therefore, the Company, Capital Brokerage Corporation and GE Asset Management are affiliated companies.


                      We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

The Separate Account


                      We established the Separate Account as a separate investment account on April 1, 1996. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

                      Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

                      The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct.

                      We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.


                      If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.



THE PORTFOLIOS        There is a separate Subaccount which corresponds to each
                      Portfolio of a Fund offered in this contract. You decide the Subaccounts to which you allocate purchase payments.
                      There are limitations on the number of transfers that may be made in a calendar. See the "Transfers" provision for additional information.


                      Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

                      Before choosing a Subaccount to allocate your purchase payments and assets, carefully read the prospectus for each Portfolio, along with this prospectus. We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

                      The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.




SUBACCOUNTS           You may allocate purchase payments in up to 20
                      Subaccounts of the Portfolios listed below in addition to the Guarantee Account at any one time.



                                                                                 Adviser (and Sub-Adviser(s),
                  Subaccount Investing In             Investment Objective              as applicable)
                  -------------------------------------------------------------------------------------------
AIM VARIABLE      AIM V.I. Aggressive Growth      Seeks to achieve long-term     A I M Advisors, Inc.
INSURANCE FUNDS   Fund -- Series I shares         growth of capital.
                  -------------------------------------------------------------------------------------------
                  AIM V.I. Basic Value Fund --    Seeks to provide long-term     A I M Advisors, Inc.
                  Series II shares                growth of capital.
                  -------------------------------------------------------------------------------------------
                  AIM V.I. Blue Chip Fund --      Seeks to provide long-term     A I M Advisors, Inc.
                  Series I shares                 growth of capital.
                  -------------------------------------------------------------------------------------------
                  AIM V.I. Capital Appreciation   Seeks to provide growth of     A I M Advisors, Inc.
                  Fund -- Series I shares         capital.
                  -------------------------------------------------------------------------------------------
                  AIM V.I. Growth Fund --         Seeks growth of capital.       A I M Advisors, Inc.
                  Series I shares
                  -------------------------------------------------------------------------------------------
                  AIM V.I. International Growth   Seeks to provide long-term     A I M Advisors, Inc.
                  Fund -- Series II shares        growth of capital.
                  -------------------------------------------------------------------------------------------
                  AIM V.I. Premier Equity Fund -- Seeks to achieve long-term     A I M Advisors, Inc.
                  Series I shares                 growth of capital. Income is
                                                  a secondary objective.
                  -------------------------------------------------------------------------------------------
                  AIM V.I. Real Estate Fund --    Seeks to achieve high total    A I M Advisors, Inc.
                  Series II shares                return.                        (subadvised by INVESCO
                                                                                 Institutional (N.A.), Inc.)
                  -------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN AllianceBernstein Global        Seeks growth of capital.       Alliance Capital
VARIABLE PRODUCTS Technology Portfolio -- Class B Current income is incidental   Management, L.P.
SERIES FUND, INC. (formerly, AllianceBernstein    to the portfolio's objective.
                  Technology Portfolio)
                  -------------------------------------------------------------------------------------------

                                                                                         Adviser (and Sub-Adviser(s),
                        Subaccount Investing In               Investment Objective              as applicable)
                        ---------------------------------------------------------------------------------------------
                        AllianceBernstein Growth and      Seeks reasonable current       Alliance Capital
                        Income Portfolio --Class B        income and reasonable          Management, L.P.
                                                          opportunity for appreciation
                                                          through investments primarily
                                                          in dividend- paying common
                                                          stocks of good quality.
                        ---------------------------------------------------------------------------------------------
                        AllianceBernstein International   Seeks long-term growth of      Alliance Capital
                        Value Portfolio -- Class B        capital.                       Management, L.P.
                        ---------------------------------------------------------------------------------------------
                        AllianceBernstein Large Cap       Seeks growth of capital by     Alliance Capital
                        Growth Portfolio -- Class B       pursuing aggressive            Management, L.P.
                        (formerly, AllianceBernstein      investment policies.
                        Premier Growth Portfolio)
                        ---------------------------------------------------------------------------------------------
                        AllianceBernstein Small Cap       Seeks growth of capital by     Alliance Capital
                        Growth Portfolio -- Class B       pursuing aggressive            Management, L.P.
                                                          investment policies. Current
                                                          income is incidental to the
                                                          portfolio's objective.
                        ---------------------------------------------------------------------------------------------
AMERICAN CENTURY        VP Income & Growth Fund --        Seeks capital growth. Income   American Century Investment
VARIABLE PRODUCTS, INC. Class I                           is a secondary objective.      Management, Inc.
                        ---------------------------------------------------------------------------------------------
                        VP International Fund -- Class I  Seeks capital growth.          American Century Investment
                                                                                         Management, Inc.
                        ---------------------------------------------------------------------------------------------
                        VP Ultra(R) Fund -- Class I       Seeks long-term capital        American Century Investment
                                                          growth.                        Management, Inc.
                        ---------------------------------------------------------------------------------------------
                        VP Value Fund -- Class I          Seeks long-term capital        American Century Investment
                                                          growth. Income is a secondary  Management, Inc.
                                                          objective.
                        ---------------------------------------------------------------------------------------------
AMERICAN CENTURY        VP Inflation Protection           Pursues long-term total        American Century Investment
VARIABLE PORTFOLIOS II, Fund -- Class II                  return using a strategy that   Management, Inc.
INC.                                                      seeks to protect against U.S.
                                                          inflation.
                        ---------------------------------------------------------------------------------------------
DREYFUS                 Dreyfus Investment Portfolios --  Seeks investment returns that  The Dreyfus Corporation
                        MidCap Stock Portfolio -- Initial are greater than the total
                        Shares                            return performance of
                                                          publicly traded common stocks
                                                          of medium-sized domestic
                                                          companies in the aggregate as
                                                          represented by the Standard &
                                                          Poor's 400 MidCap Index.
                        ---------------------------------------------------------------------------------------------
                        Dreyfus Variable Investment       Seeks as high a level of       The Dreyfus Corporation
                        Fund -- Money Market Portfolio    current income as is
                                                          consistent with the
                                                          preservation of capital./1/
                        ---------------------------------------------------------------------------------------------
                        The Dreyfus Socially Responsible  Seeks capital growth, with     The Dreyfus Corporation
                        Growth Fund, Inc. -- Initial      current income as a secondary
                        Shares                            objective.
                        ---------------------------------------------------------------------------------------------
EATON VANCE VARIABLE    VT Floating-Rate Income Fund      Seeks high current income.     Eaton Vance Management
TRUST
                        ---------------------------------------------------------------------------------------------
                        VT Worldwide Health Sciences      Seeks long-term capital        OrbiMed Advisors, LLC.
                        Fund                              growth by investing in a
                                                          worldwide and diversified
                                                          portfolio of health science
                                                          companies.
                        ---------------------------------------------------------------------------------------------

                    /1/ An investment in the portfolio is not insured or
                        guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share it is possible to lose money by investing in this portfolio.

                                                                             Adviser (and Sub-Adviser(s),
                     Subaccount Investing In            Investment Objective        as applicable)
                     ------------------------------------------------------------------------------------
EVERGREEN VARIABLE   Evergreen VA Omega Fund --         Seeks long-term      Evergreen Investment
ANNUITY TRUST        Class 2                            capital growth.      Management Company, LLC
                     ------------------------------------------------------------------------------------
FEDERATED INSURANCE  Federated High Income Bond         Seeks high current   Federated Investment
SERIES               Fund II -- Service Class           income by investing  Management Company
                                                        in lower-rated
                                                        corporate debt
                                                        obligations,
                                                        commonly referred
                                                        to as "junk bonds."
                     ------------------------------------------------------------------------------------
                     Federated Kaufmann Fund II --      Seeks capital        Federated Investment
                     Service Shares                     appreciation.        Management Company of
                                                                             Pennsylvania (subadvised by
                                                                             Federated Global Investment
                                                                             Management Corp.)
                     ------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Asset Manager/SM/ Portfolio -- Seeks to obtain      Fidelity Management &
INSURANCE PRODUCTS   Service Class 2                    high total return    Research Company
FUND                                                    with reduced risk    (subadvised by Fidelity
                                                        over the long-term   Management & Research
                                                        by allocating its    (U.K.) Inc., Fidelity
                                                        assets among         Management & Research
                                                        stocks, bonds, and   (Far East) Inc. and Fidelity
                                                        short-term           Investments Japan Limited,
                                                        instruments.         Fidelity Investments Money
                                                                             Management Inc. and FMR
                                                                             Co., Inc.)
                     ------------------------------------------------------------------------------------
                     VIP Contrafund(R) Portfolio --     Seeks long-term      Fidelity Management &
                     Service Class 2                    capital              Research Company
                                                        appreciation.        (subadvised by Fidelity
                                                                             Management & Research
                                                                             (U.K.) Inc., Fidelity
                                                                             Management & Research
                                                                             (Far East) Inc., Fidelity
                                                                             Investments Japan Limited
                                                                             and FMR Co., Inc.)
                     ------------------------------------------------------------------------------------
                     VIP Dynamic Capital                Seeks capital        Fidelity Management &
                     Appreciation Portfolio --          appreciation.        Research Company
                     Service Class 2                                         (subadvised by Fidelity
                                                                             Management & Research
                                                                             (U.K.) Inc., Fidelity
                                                                             Management & Research
                                                                             (Far East) Inc., Fidelity
                                                                             Investments Japan Limited
                                                                             and FMR Co., Inc.)
                     ------------------------------------------------------------------------------------
                     VIP Equity-Income Portfolio --     Seeks reasonable     Fidelity Management &
                     Service Class 2                    income by investing  Research Company
                                                        primarily in         (subadvised by FMR Co.,
                                                        income-producing     Inc.)
                                                        equity securities.
                                                        In choosing these
                                                        securities, the
                                                        fund will also
                                                        consider the
                                                        potential for
                                                        capital
                                                        appreciation. The
                                                        fund's goal is to
                                                        achieve a yield
                                                        which exceeds the
                                                        composite yield on
                                                        the securities
                                                        comprising the
                                                        Standard & Poor's
                                                        500/SM/ Index (S&P
                                                        500(R))
                     ------------------------------------------------------------------------------------

                                                                          Adviser (and Sub-Adviser(s),
                   Subaccount Investing In           Investment Objective        as applicable)
                   -----------------------------------------------------------------------------------
                   VIP Growth Portfolio --           Seeks to achieve      Fidelity Management &
                   Service Class 2                   capital               Research Company
                                                     appreciation.         (subadvised by FMR Co.,
                                                                           Inc.)
                   -----------------------------------------------------------------------------------
                   VIP Growth & Income Portfolio --  Seeks high total      Fidelity Management &
                    Service Class 2                  return through a      Research Company
                                                     combination of        (subadvised by Fidelity
                                                     current income and    Management & Research
                                                     capital               (U.K.) Inc., Fidelity
                                                     appreciation.         Management & Research
                                                                           (Far East) Inc., Fidelity
                                                                           Investments Japan Limited
                                                                           and FMR Co., Inc.)
                   -----------------------------------------------------------------------------------
                   VIP Mid Cap Portfolio --          Seeks long-term       Fidelity Management &
                   Service Class 2                   growth of capital.    Research Company
                                                                           (subadvised by Fidelity
                                                                           Management & Research
                                                                           (U.K.), Inc. and Fidelity
                                                                           Management & Research Far
                                                                           East Inc.
                   -----------------------------------------------------------------------------------
                   VIP Value Strategies Portfolio -- Seeks capital         Fidelity Management &
                   Service Class 2                   appreciation.         Research Company
                                                                           (subadvised by FMR Co.,
                                                                           Inc.)
                   -----------------------------------------------------------------------------------
FRANKLIN TEMPLETON Franklin Income Securities        Seeks to maximize     Franklin Advisers, Inc.
VARIABLE INSURANCE Fund -- Class 2 Shares            income while
PRODUCTS TRUST                                       maintaining
                                                     prospects for
                                                     capital
                                                     appreciation.
                   -----------------------------------------------------------------------------------
                   Franklin Large Cap Growth         Seeks capital         Franklin Advisers, Inc.
                   Securities Fund -- Class 2 Shares appreciation.
                   -----------------------------------------------------------------------------------
                   Mutual Shares Securities Fund --  Seeks capital         Franklin Mutual Advisers,
                   Class 2 Shares                    appreciation.         LLC
                                                     Income is a
                                                     secondary goal.
                   -----------------------------------------------------------------------------------
                   Templeton Foreign Securities      Seeks long-term       Templeton Investment
                   Fund -- Class 2 Shares            capital growth.       Counsel, LLC; subadvised
                                                                           by Franklin Advisers, Inc.
                   -----------------------------------------------------------------------------------
                   Templeton Global Asset Allocation Seeks high total      Templeton Investment
                   Fund -- Class 2 Shares            return.               Counsel, LLC; subadvised
                                                                           by Franklin Advisers, Inc.
                   -----------------------------------------------------------------------------------
GE INVESTMENTS     Income Fund                       Seeks maximum         GE Asset Management
FUNDS, INC.                                          income consistent     Incorporated
                                                     with prudent
                                                     investment
                                                     management and the
                                                     preservation of
                                                     capital.
                   -----------------------------------------------------------------------------------
                   Mid-Cap Fund (formerly, Mid-Cap   Seeks long-term       GE Asset Management
                   Value Equity Fund)                growth of capital     Incorporated
                                                     and future income.
                   -----------------------------------------------------------------------------------
                   Money Market Fund                 Seeks a high level    GE Asset Management
                                                     of current income     Incorporated
                                                     consistent with the
                                                     preservation of
                                                     capital and the
                                                     maintenance of
                                                     liquidity.
                   -----------------------------------------------------------------------------------
                   Premier Growth Equity Fund        Seeks long-term       GE Asset Management
                                                     growth of capital     Incorporated
                                                     and future income
                                                     rather than current
                                                     income.
                   -----------------------------------------------------------------------------------

                                                                           Adviser (and Sub-Adviser(s),
                   Subaccount Investing In            Investment Objective        as applicable)
                   ------------------------------------------------------------------------------------
                   Real Estate Securities Fund        Seeks maximum total  GE Asset Management
                                                      return through       Incorporated (subadvised by
                                                      current income and   Seneca Capital
                                                      capital              Management)
                                                      appreciation.
                   ------------------------------------------------------------------------------------
                   S&P 500(R) Index Fund/1/           Seeks growth of      GE Asset Management
                                                      capital and          Incorporated (subadvised by
                                                      accumulation of      SSgA Funds Management,
                                                      income that          Inc.)
                                                      corresponds to the
                                                      investment return
                                                      of S&P's 500
                                                      Composite Stock
                                                      Index.
                   ------------------------------------------------------------------------------------
                   Small-Cap Value Equity Fund        Seeks long-term      GE Asset Management
                                                      growth of capital.   Incorporated (subadvised by
                                                                           Palisade Capital
                                                                           Management, L.L.C.)
                   ------------------------------------------------------------------------------------
                   Total Return Fund                  Seeks the highest    GE Asset Management
                                                      total return         Incorporated
                                                      composed of current
                                                      income and capital
                                                      appreciation, as is
                                                      consistent with
                                                      prudent investment
                                                      risk.
                   ------------------------------------------------------------------------------------
                   U.S. Equity Fund                   Seeks long-term      GE Asset Management
                                                      growth of capital.   Incorporated
                   ------------------------------------------------------------------------------------
                   Value Equity Fund                  Seeks long-term      GE Asset Management
                                                      growth of capital    Incorporated
                                                      and future income.
                   ------------------------------------------------------------------------------------
GOLDMAN SACHS      Goldman Sachs Mid Cap Value        Seeks long-term      Goldman Sachs Asset
VARIABLE INSURANCE Fund                               capital              Management, L.P.
TRUST                                                 appreciation.
                   ------------------------------------------------------------------------------------
GREENWICH STREET   Salomon Brothers Variable          Seeks capital        Salomon Brothers Asset
SERIES FUND        Aggressive Growth Fund -- Class II appreciation.        Management Inc.
                   ------------------------------------------------------------------------------------
JANUS ASPEN SERIES Balanced Portfolio -- Service      Seeks long-term      Janus Capital Management
                   Shares                             capital growth       LLC
                                                      consistent with
                                                      preservation of
                                                      capital and
                                                      balanced by current
                                                      income.
                   ------------------------------------------------------------------------------------
                   Forty Portfolio -- Service Shares  Seeks long-term      Janus Capital Management
                   (formerly, Capital Appreciation    growth of capital.   LLC
                   Portfolio)
                   ------------------------------------------------------------------------------------
                   Global Life Sciences Portfolio --  Seeks long-term      Janus Capital Management
                   Service Shares                     growth of capital.   LLC
                   ------------------------------------------------------------------------------------
                   Global Technology Portfolio --     A                    Janus Capital Management
                   Service Shares                     non-diversified/2/   LLC
                                                      portfolio that
                                                      seeks long-term
                                                      growth of capital.
                   ------------------------------------------------------------------------------------
                   Large Cap Growth Portfolio --      Seeks long-term      Janus Capital Management
                   Service Shares (formerly Growth    growth of capital    LLC
                   Portfolio)                         in a manner
                                                      consistent with
                                                      preservation of
                                                      capital.
                   ------------------------------------------------------------------------------------
                   Mid Cap Growth Portfolio --        Seeks long-term      Janus Capital Management
                   Service Shares                     growth of capital.   LLC
                   ------------------------------------------------------------------------------------
                   Worldwide Growth Portfolio --      Seeks long-term      Janus Capital Management
                   Service Shares                     growth of capital    LLC
                                                      in a manner
                                                      consistent with
                                                      preservation of
                                                      capital.
                   ------------------------------------------------------------------------------------


                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.
                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                           Adviser (and Sub-Adviser(s),
                   Subaccount Investing In            Investment Objective        as applicable)
                   ------------------------------------------------------------------------------------
J.P. MORGAN SERIES Bond Portfolio                     Seeks high total      J.P. Morgan Investment
TRUST II                                              return consistent     Management, Inc., a
                                                      with moderate risk    subsidiary of J.P. Morgan
                                                      of capital and        Chase & Co.
                                                      maintenance of
                                                      liquidity.
                   ------------------------------------------------------------------------------------
                   International Equity Portfolio     Seeks to provide      J.P. Morgan Investment
                                                      high total return     Management, Inc., a
                                                      from a portfolio of   subsidiary of J.P. Morgan
                                                      equity securities     Chase & Co.
                                                      of foreign
                                                      companies.
                   ------------------------------------------------------------------------------------
                   Mid Cap Value Portfolio            Seeks growth from     J.P. Morgan Investment
                                                      capital               Management, Inc., a
                                                      appreciation.         subsidiary of J.P. Morgan
                                                                            Chase & Co.
                   ------------------------------------------------------------------------------------
                   Small Company Portfolio            Seeks to provide      J.P. Morgan Investment
                                                      high total return     Management, Inc., a
                                                      from a portfolio of   subsidiary of J.P. Morgan
                                                      small company         Chase & Co.
                                                      stocks.
                   ------------------------------------------------------------------------------------
                   U.S. Large Cap Core Equity         Seeks to provide      J.P. Morgan Investment
                   Portfolio                          high total return     Management, Inc., a
                                                      from a portfolio of   subsidiary of J.P. Morgan
                                                      selected equity       Chase & Co.
                                                      securities.
                   ------------------------------------------------------------------------------------
MERRILL LYNCH      Merrill Lynch Basic Value V.I.     Seeks capital         Merrill Lynch Investment
VARIABLE SERIES    Fund -- Class III Shares           appreciation, and     Managers, L.P.
FUNDS, INC.                                           secondarily, income.
                   ------------------------------------------------------------------------------------
                   Merrill Lynch Global Allocation    Seeks high total      Merrill Lynch Investment
                   V.I. Fund -- Class III Shares      investment return.    Managers, L.P.
                   ------------------------------------------------------------------------------------
                   Merrill Lynch Large Cap Growth     Seeks long-term       Merrill Lynch Investment
                   V.I. Fund -- Class III Shares      capital growth.       Managers, L.P.
                   ------------------------------------------------------------------------------------
                   Merrill Lynch Value Opportunities  Seeks long-term       Merrill Lynch Investment
                   V.I. Fund -- Class III Shares      growth of capital.    Managers, L.P.
                   (formerly, Merrill Lynch Small
                   Cap Value V.I. Fund)
                   ------------------------------------------------------------------------------------
MFS(R) VARIABLE    MFS(R) Investors Growth Stock      Seeks long-term       Massachusetts Financial
INSURANCE TRUST    Series -- Service Class Shares     growth of capital     Services Company
                                                      and future income
                                                      rather than current
                                                      income.
                   ------------------------------------------------------------------------------------
                   MFS(R) Investors Trust Series --   Seeks long-term       Massachusetts Financial
                   Service Class Shares               growth of capital     Services Company
                                                      and secondarily
                                                      reasonable current
                                                      income.
                   ------------------------------------------------------------------------------------
                   MFS(R) New Discovery Series --     Seeks capital         Massachusetts Financial
                   Service Class Shares               appreciation.         Services Company
                   ------------------------------------------------------------------------------------
                   MFS(R) Strategic Income            Seeks high current    Massachusetts Financial
                   Series -- Service Class Shares     income. Significant   Services Company
                                                      capital
                                                      appreciation is a
                                                      secondary objective.
                   ------------------------------------------------------------------------------------
                   MFS(R) Total Return Series --      Seeks above average   Massachusetts Financial
                   Service Class Shares               income. Reasonable    Services Company
                                                      opportunity for
                                                      growth of capital
                                                      and income is a
                                                      secondary objective.
                   ------------------------------------------------------------------------------------
                   MFS(R) Utilities Series -- Service Seeks capital         Massachusetts Financial
                   Class Shares                       growth and current    Services Company
                                                      income.
                   ------------------------------------------------------------------------------------

                                                                           Adviser (and Sub-Adviser(s),
                     Subaccount Investing In          Investment Objective        as applicable)
                     ----------------------------------------------------------------------------------
NATIONS SEPARATE     Nations Marsico Growth Portfolio Seeks long-term        Banc of America Capital
ACCOUNT TRUST                                         growth of capital.     Management, LLC
                                                                             (subadvised by Marsico
                                                                             Capital)
                     ----------------------------------------------------------------------------------
                     Nations Marsico International    Seeks long-term        Banc of America Capital
                     Opportunities Portfolio          growth of capital.     Management, LLC
                                                                             (subadvised by Marsico
                                                                             Capital)
                     ----------------------------------------------------------------------------------
OPPENHEIMER VARIABLE Oppenheimer Aggressive Growth    Seeks capital          OppenheimerFunds, Inc.
ACCOUNT FUNDS        Fund VA -- Service Shares        appreciation by
                                                      investing in
                                                      "growth type"
                                                      companies.
                     ----------------------------------------------------------------------------------
                     Oppenheimer Balanced Fund/       Seeks a high total     OppenheimerFunds, Inc.
                     VA -- Service Shares             investment return,
                                                      which includes
                                                      current income and
                                                      capital
                                                      appreciation in the
                                                      value of its shares.
                     ----------------------------------------------------------------------------------
                     Oppenheimer Capital              Seeks capital          OppenheimerFunds, Inc.
                     Appreciation Fund/VA -- Service  appreciation by
                     Shares                           investing in
                                                      securities of
                                                      well-known
                                                      established
                                                      companies.
                     ----------------------------------------------------------------------------------
                     Oppenheimer Global Securities    Seeks long-term        OppenheimerFunds, Inc.
                     Fund/VA -- Service Shares        capital
                                                      appreciation by
                                                      investing a
                                                      substantial portion
                                                      of its assets in
                                                      securities of
                                                      foreign issuers,
                                                      "growth-type"
                                                      companies, cyclical
                                                      industries and
                                                      special situations
                                                      that are considered
                                                      to have
                                                      appreciation
                                                      possibilities.
                     ----------------------------------------------------------------------------------
                     Oppenheimer Main Street Fund/    Seeks high total       OppenheimerFunds, Inc.
                     VA -- Service Shares             return (which
                                                      includes growth in
                                                      the value of its
                                                      shares as well as
                                                      current income)
                                                      from equity and
                                                      debt securities.
                     ----------------------------------------------------------------------------------
                     Oppenheimer Main Street Small    Seeks capital          OppenheimerFunds, Inc.
                     Cap Fund/VA -- Service Shares    appreciation.
                     ----------------------------------------------------------------------------------
PIMCO VARIABLE       All Asset Portfolio -- Advisor   Seeks maximum real     Pacific Investment
INSURANCE TRUST      Class Shares                     return consistent      Management Company LLC
                                                      with preservation
                                                      of real capital and
                                                      prudent investment
                                                      management.
                     ----------------------------------------------------------------------------------
                     Foreign Bond Portfolio (U.S.     Seeks maximum total    Pacific Investment
                     Dollar Hedged) -- Administrative return consistent      Management Company LLC
                     Class Shares                     with the
                                                      preservation of
                                                      capital.
                     ----------------------------------------------------------------------------------
                     High Yield Portfolio --          Seeks maximum total    Pacific Investment
                     Administrative Class Shares      return, consistent     Management Company LLC
                                                      with preservation
                                                      of capital and
                                                      prudent investment
                                                      management. Invests
                                                      at least 80% of its
                                                      assets in a
                                                      diversified
                                                      portfolio of high
                                                      yield securities
                                                      ("junk bonds")
                                                      rated below
                                                      investment grade
                                                      but rated at least
                                                      Caa by Moody's or
                                                      CCC by S&P, or, if
                                                      unrated, determined
                                                      by PIMCO to be of
                                                      comparable quality,
                                                      subject to a
                                                      maximum of 5% of
                                                      total assets in
                                                      securities rated
                                                      Caa by Moody's or
                                                      CCC by S&P, or, if
                                                      unrated, determined
                                                      by PIMCO to be of
                                                      comparable quality.
                     ----------------------------------------------------------------------------------

                                                                         Adviser (and Sub-Adviser(s),
                  Subaccount Investing In           Investment Objective        as applicable)
                  -----------------------------------------------------------------------------------
                  Long-Term U.S. Government         Seeks to maximize     Pacific Investment
                  Portfolio -- Administrative Class total return,         Management Company LLC
                  Shares                            consistent with
                                                    preservation of
                                                    capital and prudent
                                                    investment
                                                    management.
                  -----------------------------------------------------------------------------------
                  Low Duration Portfolio --         Seeks maximum total   Pacific Investment
                  Administrative Class Shares       return, consistent    Management Company
                                                    with preservation
                                                    of capital and
                                                    prudent investment
                                                    management.
                  -----------------------------------------------------------------------------------
                  Total Return Portfolio  --        Seeks to maximize     Pacific Investment
                  Administrative Class Shares       total return,         Management Company LLC
                                                    consistent with
                                                    preservation of
                                                    capital and prudent
                                                    investment
                                                    management.
                  -----------------------------------------------------------------------------------
THE PRUDENTIAL    Jennison Portfolio -- Class II    Seeks long-term       Prudential Management, LLC
SERIES FUND, INC.                                   growth of capital.    (subadivsed by Jennison
                                                                          Associates LLC)
                  -----------------------------------------------------------------------------------
                  Jennison 20/20 Focus              Seeks long-term       Prudential Management, LLC
                  Portfolio -- Class II             growth of capital.    (subadivsed by Jennison
                                                                          Associates LLC)
                  -----------------------------------------------------------------------------------
                  Natural Resources Portfolio --    Seeks long-term       Prudential Investments LLC
                  Class II                          growth of capital.    (subadvised by Jennison
                                                                          Associates LLC)
                  -----------------------------------------------------------------------------------
RYDEX VARIABLE    OTC Fund/1/                       Seeks to provide      Rydex Investments
TRUST                                               investment results
                                                    that correspond to
                                                    a benchmark for
                                                    over-the-counter
                                                    securities. The
                                                    fund's current
                                                    benchmark is the
                                                    NASDAQ 100
                                                    Index(TM). The
                                                    NASDAQ 100
                                                    Index(TM) contains
                                                    the 100 largest
                                                    non-financial,
                                                    non-utilities
                                                    stocks in the
                                                    NASDAQ Composite.
                  -----------------------------------------------------------------------------------
SALOMON BROTHERS  Salomon Brothers Variable All     Seeks capital         Salomon Brothers Asset
VARIABLE SERIES   Cap Fund -- Class II              appreciation          Management Inc
FUNDS INC                                           through investment
                                                    in securities which
                                                    the managers
                                                    believe have
                                                    above-average
                                                    capital
                                                    appreciation
                                                    potential.
                  -----------------------------------------------------------------------------------
                  Salomon Brothers Variable Total   Seeks to obtain       Salomon Brothers Asset
                  Return Fund -- Class II           above-average         Management Inc
                                                    income (compared to
                                                    a portfolio
                                                    entirely
                                                    securities). The
                                                    portfolio's
                                                    secondary objective
                                                    is to take
                                                    advantage of
                                                    opportunities to
                                                    achieve growth of
                                                    capital and income.
                  -----------------------------------------------------------------------------------
SCUDDER VARIABLE  Scudder Technology Growth         Seeks growth of       Deutsche Asset
SERIES II         Portfolio -- Class B Shares       capital.              Management
                  -----------------------------------------------------------------------------------
                  SVS Dreman High Return Equity     Seeks to achieve a    Deutsche Asset
                  Portfolio -- Class B Shares       high rate of total    Management (subadvised by
                                                    return.               Dreman Value Management
                                                                          L.L.C.)
                  -----------------------------------------------------------------------------------
                  SVS Dreman Small Cap Value        Seeks long-term       Deutsche Asset
                  Portfolio -- Class B Shares       capital               Management (subadvised by
                                                    appreciation.         Dreman Value Management
                                                                          L.L.C.)
                  -----------------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

                                                                     Adviser (and Sub-Adviser(s),
                 Subaccount Investing In        Investment Objective        as applicable)
                 --------------------------------------------------------------------------------
VAN KAMPEN LIFE  Comstock Portfolio -- Class II Seeks capital              Van Kampen Asset
INVESTMENT TRUST Shares                         growth and income.         Management Inc.
                 --------------------------------------------------------------------------------
                 Emerging Growth Portfolio --   Seeks capital              Van Kampen Asset
                 Class II Shares                appreciation.              Management Inc.
                 --------------------------------------------------------------------------------





                      The following Portfolio is not available for new purchase payments or transfers on or after November 15, 2004:



                                                                       Adviser (and Sub-Adviser(s),
                   Subaccount                     Investment Objective        as applicable)
                   --------------------------------------------------------------------------------
JANUS ASPEN SERIES International Growth Portfolio Seeks long-term        Janus Capital Management
                                                  growth of capital.     LLC
                   --------------------------------------------------------------------------------


                      Not all of these Portfolios may be available in all markets.

                      We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds, partial withdrawals, to make income payments, or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

                      Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

                      When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

                      Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.



                      We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate, in the judgment of our management, for the purposes of the contract. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

                      We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.




                      There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:



                         1) the investment objective of the Portfolio;



                         2) the Portfolio's performance history;



                         3) the Portfolio's holdings and strategies it uses to
                            try and meet its objectives; and



                         4) the Portfolio's servicing agreement.



                      The investment objective is critical because we want to have an array of Portfolios with diverse objectives so that an investor may diversify his or her investment holdings from a conservative to an aggressive investment portfolio depending on the advice of his or her investment adviser and risk assessment. When selecting a Portfolio for our products, we also want to make sure that the Portfolio has a strong performance history in comparison with its peers and that its holdings and strategies are consistent with its objectives. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the underlying Portfolios.



                      We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee for administrative and other services we provide relating to the Portfolios. Such administrative services we provide include, but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; mailing proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios. The fees are based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided. The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from GE Life & Annuity Separate Account 4 during 2004 ranged from 0.10% to 0.35%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor.



                      In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.



                      In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., Evergreen Variable Annuity Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Greenwich Street Series Fund, Janus Aspen Series, Merrill Lynch Variable Series Funds, Inc., MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Salomon Brothers Variable Series Funds Inc, Scudder Variable Series II and Van Kampen Life Investment Trust. See the "Fee

                      Tables -- Total Annual Portfolio Operating Expenses" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio.



VOTING RIGHTS         As required by law, we will vote the shares of the
                      Portfolios held in the Separate Account at special shareholder meetings based on instructions from you.
                      However, if the law changes and we are permitted to vote in our own right, we may elect to do so.



                      Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.



                      We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.



                      We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

The Guarantee Account


                      Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

                      Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all markets.

                      Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision in this prospectus.

                      Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

                      We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.


                      We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period ("30 day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision in this prospectus for more information. During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.



                      To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Service Center at the address listed on page 1 of the prospectus to determine the interest rate guarantee periods currently being offered.

Charges and Other Deductions



                      We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and cost of contract benefits through fees and charges imposed under the contracts. See the "Sales of the Contracts" provision in this prospectus for more information.


                      All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge, the administrative expense charge, and the Enhanced Payment Benefit Option, if elected.

                      We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

                         . processing applications for and issuing the
                           contracts;

                         . maintaining records;


                         . administering income payments;


                         . furnishing accounting and valuation services
                           (including the calculation and monitoring of daily Subaccount values);

                         . reconciling and depositing cash receipts;

                         . providing contract confirmations and periodic
                           statements;

                         . providing toll-free inquiry services; and

                         . furnishing telephone and internet transaction
                           services.

                      The risks we assume include:

                         . the risk that the death benefit will be greater than
                           the Surrender Value;

                         . the risk that the actual life-span of persons
                           receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

                         . the risk that more owners than expected will qualify
                           for waivers of the surrender charges;

                         . the risk that the bonus paid, if the Enhanced
                           Payment Benefit Option is elected, will be greater than the revenues from the contract charges (which cannot be changed by us); and

                         . the risk that our costs in providing the services
                           will exceed our revenues from contract charges (which cannot be changed by us).

                      The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION
EXPENSES

SURRENDER CHARGE      We assess a surrender charge on partial withdrawals and
                      surrenders of purchase payments, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

                      We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis.

                      The surrender charge, if you elect the Enhanced Payment Benefit Option, is as follows:

         Number of Full and Partially    Surrender Charge as a Percentage
       Completed Years Since We Received of the Surrendered or Withdrawn
             the Purchase Payment                Purchase Payment
       ------------------------------------------------------------------
                       1                                8%
                       2                                8%
                       3                                7%
                       4                                7%
                       5                                6%
                       6                                5%
                       7                                4%
                       8                                2%
                   9 or more                            0%
       ------------------------------------------------------------------

                      The surrender charge if you do not elect the Enhanced Payment Benefit Option is as follows:


         Number of Full and Partially    Surrender Charge as a Percentage
       Completed Years Since We Received of the Surrendered or Withdrawn
             the Purchase Payment                Purchase Payment
       ------------------------------------------------------------------
                       1                                6%
                       2                                6%
                       3                                6%
                       4                                6%
                       5                                5%
                       6                                4%
                   7 or more                            0%
       ------------------------------------------------------------------


                      We do not assess the surrender charge:



                         . on amounts of Contract Value representing gain (as
                           defined below);


                         . on free withdrawal amounts (as defined below);


                         . on surrenders or partial withdrawals taken under
                           Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or


                         . if a waiver of surrender charge provision applies.

                      You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as:
                      (a) plus (b) minus (c) minus (d), but not less than zero where:

                        (a) is the Contract Value on the Valuation Day we
                            receive your partial withdrawal or surrender request;

                        (b) is the total of any withdrawals including surrender
                            charges previously taken;

                        (c) is the total of purchase payments made; and

                        (d) is the total of any gain previously withdrawn.

                      In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

                      Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision.



DEDUCTIONS FROM       We deduct from the Separate Account an amount, computed
THE SEPARATE          daily, equal to an annual rate of 1.45% (1.65% when
ACCOUNT               either Annuitant is older than age 70 when the contract
                      is issued) of the daily net assets of the Separate
                      Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30% (1.50% when either Annuitant is older than age 70 when the contract is issued). These deductions from the Separate Account are reflected in your Contract
                      Value.


                      If you elect the Enhanced Payment Benefit Option, we deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.60% of the daily net assets of the Separate Account (1.80% of the daily net assets of the Separate Account when either Annuitant is older than age 70 when the contract is issued). The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%, as well as a charge at an effective annual rate of 0.15% for the Enhanced Payment Benefit Option.


OTHER CHARGES


ANNUAL CONTRACT       We will deduct an annual contract charge of $30 from your
CHARGE                Contract Value to compensate us for certain
                      administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.


                      We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.


CHARGE FOR            We charge for the Enhanced Payment Benefit Option. We
ENHANCED PAYMENT      deduct the charge for the Enhanced Payment Benefit Option
BENEFIT OPTION        at an effective annual rate of 0.15% of your daily net
                      asset value in the Separate Account. We will allocate the charge for the Enhanced Payment Benefit Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge.

DEDUCTIONS FOR        We will deduct charges for any premium tax or other tax
PREMIUM TAXES         levied by any governmental entity from purchase payments
                      or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

                      The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

OTHER CHARGES AND     Each Portfolio incurs certain fees and expenses. To pay
DEDUCTIONS            for these expenses, the Portfolio makes deductions from
                      its assets. The deductions are described more fully in each Portfolio's prospectus.

                      In addition, we reserve the right to impose a charge of up to $10 per transfer. This charge is at our cost with no profit to us.

The Contract


                      The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits). We will include any such differences in your contract.


PURCHASE OF           If you wish to purchase a contract, you must apply for it
THE CONTRACT          through an authorized sales representative. The sales
                      representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. See the "Sales of the Contracts" provision in this prospectus.



                      If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Service Center.



                      To apply for a contract, you must be of legal age in the State of New York if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age.


                      This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

                      Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.


OWNERSHIP             As owner, you have all rights under the contract, subject
                      to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other except for ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.




                      Before the Annuity Commencement Date, you may change:

                         . your Annuity Commencement Date to any date at least
                           ten years after your last purchase payment;

                         . your Optional Payment Plan;


                         . the allocation of your investments among the
                           Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision; and



                         . the owner, joint owner, primary beneficiary, and
                           contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to the Service Center, if you reserved this right, and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue.

                           In addition, you may change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.


                      We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

ASSIGNMENT            An owner of a Non-Qualified Contract may assign some or
                      all of his or her rights under the contract. An assignment must occur before the Annuity Commencement
                      Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Service
                      Center, the assignment will become effective as of the date the written request was signed.

                      Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

                      We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Service Center receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.


                      Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.


                      Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

PURCHASE              You may make purchase payments at any frequency and in
PAYMENTS              the amount you select, subject to certain limitations.
                      You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000. If any Annuitant is age
                      80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner
                      (or joint owner, if applicable), whichever comes first.
                      We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

                      The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts.

VALUATION DAY         We will value Accumulation and Annuity Units once daily
AND VALUATION         as of the close of regular trading (currently 4:00 p.m.
PERIOD                Eastern Time) for each day the New York Stock Exchange is
                      open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.


ALLOCATION OF         We place purchase payments into the Subaccounts, each of
PURCHASE              which invests in shares of a corresponding Portfolio
PAYMENTS              and/or the Guarantee Account, according to your
                      instructions. You may allocate purchase payments to up to 20 Subaccounts plus the Guarantee Account at any one time. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100.
                      The Guarantee Account may not be available in all markets. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New
                      York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation.


                      Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Service Center. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

                      You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change.

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




OPTIONAL              For contracts issued with Annuitant(s) age 80 or younger,
ENHANCED              if you elect the Optional Enhanced Payment Benefit, we
PAYMENT               will add a percentage of each purchase payment you make
BENEFIT               to your Contract Value. Currently, this amount is 4%, but
                      it may vary with each purchase payment and could be zero.
                      We will tell you the amount of the enhanced payment benefit at the time you make your purchase payment. You only can elect this benefit when you apply for your contract. We fund the enhanced payment amount from the assets in our General Account.



                      We will apply the enhanced payment amount when we apply your purchase payment to your Contract Value, and will allocate the enhanced payment amount on a pro-rata basis to the investment options you select.



                      There are important things you should consider before you elect the enhanced payment benefit. These include:



                         . Over time and under certain circumstances (such as
                           an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings.



                         . Once you elect the enhanced payment benefit, you
                           cannot cancel it. The benefit remains in effect until you surrender or annuitize your contract.



                         . We may lower the enhanced payment amount, and we may
                           determine to credit zero percent of each purchase payment you make under your contract. Regardless of the enhanced payment amount, we will continue to charge for the benefit. This means you could be charged for the benefit even though you receive no further enhanced payment amounts.



                         . We will recapture the enhanced payment amount if you
                           surrender your contract during the free look period.



                         . Please take advantage of the guidance of a qualified
                           financial advisor in evaluating the enhanced payment benefit, as well as the other aspects of the contract.



                         . We may profit from the enhanced payment benefit
                           charge.



VALUATION OF
ACCUMULATION
UNITS Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. We value Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

                      The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

                      The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

Transfers


TRANSFERS BEFORE      All owners may transfer all or a portion of their assets
THE ANNUITY           between and among the Subaccounts of the Separate Account
COMMENCEMENT          and the Guarantee Account on any Valuation Day prior to
DATE                  the Annuity Commencement Date, subject to certain
                      conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee
                      Account as of the end of the Valuation Period that we receive the transfer request in good order at our Service
                      Center. There may be limitations placed on multiple transfer requests made at different times during the same
                      Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting
                      Payments" provision in this prospectus.



TRANSFERS FROM        We may limit and/or restrict transfers from the Guarantee
THE GUARANTEE         Account to the Subaccounts. For any allocation from the
ACCOUNT TO THE        Guarantee Account to the Subaccounts, the limited amount
SUBACCOUNTS           will not be less than any accrued interest on that
                      allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost
                      Averaging program (see the "Dollar Cost Averaging
                      Program" provision) you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.



TRANSFERS FROM        We may restrict certain transfers from the Subaccounts to
THE SUBACCOUNTS       the Guarantee Account. The Guarantee Account may not be
TO THE GUARANTEE      available in all markets. For contracts issued on or
ACCOUNT               after the later of September 2, 2003, or the date on
                      which New York state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by New York state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations the the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG       All owners may submit 12 Subaccount transfers each
THE SUBACCOUNTS       calendar year by voice response, Internet, telephone,
                      facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances.
                      Once we receive your mailed transfer request, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e.
                      you may not call or electronically cancel a transfer request sent by U.S. Mail or overnight delivery service.
                      If you wish to change a transfer request sent by U.S.
                      Mail, such change must also be sent in writing by U.S.
                      Mail or overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Service Center.



                      Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the 12th transfer made in a calendar year. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.





                      We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).



                      In addition, we may not honor transfers made by third parties. See the "Transfer by Third Parties" provision of this prospectus.



                      If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.



                      When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

                      These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:



                        (1) a Dollar Cost Averaging program;



                        (2) a Portfolio Rebalancing program;



                        (3) the terms of an approved Fund substitution or Fund
                            liquidation; or



                        (4) a Portfolio's refusal to allow the purchase of
                            shares, either on behalf of an individual owner or on the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.



                      Sometimes, we will not honor transfer requests. We will not honor a transfer request if:



                        (1) any Subaccount that would be affected by the
                            transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or



                        (2) the transfer would adversely affect Unit Values.



                      The affected Portfolio(s) determine whether items (1) or
                      (2) above apply.



                      We will treat all owners equally with respect to transfer requests.





TELEPHONE/            All owners may make their first 12 transfers in any
INTERNET              calendar year among the Subaccounts or between the
TRANSACTIONS          Subaccounts and the Guarantee Account by calling or
                      electronically contacting us, provided we receive written authorization at our Service Center, to execute such transactions prior to such request. Transactions that can be conducted over the telephone and Internet include, but are not limited to:


                        (1) the first 12 transfers of assets among the
                            Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

                        (2) Dollar Cost Averaging; and

                        (3) Portfolio Rebalancing.


                      We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:



                        (1) requiring you or a third party to provide some form
                            of personal identification before we act on the telephone/Internet instructions;

                        (2) confirming the telephone/Internet transaction in
                            writing to you or a third party you authorized;
                            and/or


                        (3) tape recording telephone instructions or retaining
                            a record of your electronic request.


                      We reserve the right to limit or prohibit telephone and Internet transactions.



                      We will delay making a payment or processing a transfer request if:


                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF       We will not be liable for following instructions that we
TRANSACTIONS          reasonably determine to be genuine. We will send you a
                      confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.


SPECIAL NOTE ON
RELIABILITY           Please note that the Internet or our telephone system may
                      not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Service
                      Center.

TRANSFERS BY          As a general rule and as a convenience to you, we allow
THIRD PARTIES         you to give third parties the right to conduct transfers
                      on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.


                      We have instituted procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.



                      Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:



                        (1) transfers made on behalf of many owners by one
                            third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;



                        (2) when we have not received adequate authorization
                            from the owner allowing a third party to make transfers on his or her behalf; and



                        (3) when we believe, under all facts and circumstances
                            received, that the owner or his or her authorized agent is not making the transfer.



                      We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:



                        (1) documentation signed by the owner or a court
                            authorizing a third party to act on the owner's behalf;



                        (2) passwords and encrypted information;



                        (3) additional owner verification when appropriate; and



                        (4) recorded conversations.



                      We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

SPECIAL NOTE ON       The Separate Account does not accommodate frequent
FREQUENT              transfers of Contract Value among Subaccounts. When
TRANSFERS             owners or someone on their behalf submit requests to
                      transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.



                      Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when a contract owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as Annuitants and beneficiaries) may be harmed.



                      The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described above in "Transfers Among The Subaccounts." This policy requires contract owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (so-called "time-zone" arbitrage in particular) that rely on "same-day" processing of transfer requests.



                      There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfer requests may not be restrictive enough to deter owners seeking to engage in abusive market timing strategies.



                      We may revise our frequent Subaccount transfer policy and related procedures, in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

                      There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners, however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.



                      As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the contractual obligation nor the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.



                      Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us and we will credit the amount to the contract owner as of the Valuation Day of our receipt of that amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

                      We apply our policies and procedures without exception, waiver, or special arrangement.




DOLLAR COST           The Dollar Cost Averaging program permits you to
AVERAGING             systematically transfer on a monthly or quarterly basis a
PROGRAM               set dollar amount from the Subaccount investing in the GE
                      Investments Funds, Inc. -- Money Market Fund, the Dreyfus
                      Variable Investment Fund -- Money Market Portfolio and/or the Guarantee Account to any combination of other
                      Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase
                      Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

                      You may participate in the Dollar Cost Averaging program:

                        (1) by electing it on your application;

                        (2) by contacting an authorized sales representative; or

                        (3) by calling us at (800) 313-5282.

                      To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period with each transfer.

                      The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

                         . on the business day we receive your request to
                           discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

                         . when the assets in the Subaccount investing in the
                           GE Investments Fund, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period from which transfers are being made are depleted.


                      If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. The Guarantee Account may not be available in all markets. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.



                      We also reserve the right to credit a higher rate interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging Program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.



                      There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year via the Internet, telephone or facsimile.


                      We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals at the same time.

                      Owners considering participating in a Dollar Cost Averaging program should call (800) 313-5282 or an authorized sales representative to verify the availability of Dollar Cost Averaging.


PORTFOLIO             Once your purchase payment has been allocated among the
REBALANCING           Subaccounts, the performance of each Subaccount may cause
PROGRAM               your allocation to shift. You may instruct us to
                      automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by completing the Portfolio Rebalancing agreement.


                      Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Service Center. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year via the Internet, telephone or facsimile. We reserve the right to discontinue or modify the Portfolio Rebalancing Program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not assure a profit or protect against a loss.


GUARANTEE             You may instruct us to transfer interest earned on your
ACCOUNT               assets in the Guarantee Account (if available) to the
INTEREST SWEEP        Subaccounts to which you are allocating purchase
PROGRAM               payments, in accordance with your allocation instructions
                      in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, semi-annually, or annually).

                      The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

                      You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

                      We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision in this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

                      You may cancel your participation in the interest sweep program at any time by writing or calling our Service Center at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

Surrenders and Partial Withdrawals


SURRENDERS AND        We will allow you to surrender your contract or to
PARTIAL               withdraw of a portion of your Contract Value at any time
WITHDRAWALS           before the Annuity Commencement Date upon your written
                      request, subject to the conditions discussed below.

                      We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

                      The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

                        (1) the Contract Value (after deduction of any charge
                            for the optional rider and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

                        (2) any applicable surrender charge; less

                        (3) any applicable premium tax.

                      We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the contract, based on your instructions.


                      If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Service Center, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.



                      We will delay making a payment if:


                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

                      Please remember that partial withdrawals will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death Benefit" provision in this prospectus.

                      For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the "Guarantee Account" provision in this prospectus).

                      Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Federal Tax Matters" provision in this prospectus.

SYSTEMATIC            The Systematic Withdrawal program allows you to take
WITHDRAWAL            Systematic Withdrawals of a specified dollar amount (in
 PROGRAM              equal installments of at least $100) on a monthly,
                      quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must complete our Systematic Withdrawal form. You can obtain the form from an authorized sales representative or our Service Center.


                      Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

                      After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

                         . you may request only one such change in a calendar
                           quarter; and

                         . if you did not elect the maximum amount you could
                           withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

                      A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Service Center or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision in this prospectus.

                      Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.


                      Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free under the free withdrawal privilege. See the "Surrender Charge" provision in this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.


                      Systematic Withdrawals will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision in this prospectus.


                      For contracts issued on or after September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, taking Systematic Withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See the "Guarantee Account" provision in this prospectus.


                      There is no charge for participation in the Systematic Withdrawal program, however we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

The Death Benefit


DEATH BENEFIT         If any Annuitant dies before income payments begin,
AT DEATH OF           regardless of whether the Annuitant is also an owner or
ANY ANNUITANT         joint owner of the contract, the amount of proceeds
BEFORE ANNUITY        available for the designated beneficiary is the death
COMMENCEMENT          benefit. Upon receipt of due proof of an Annuitant's
DATE                  death (generally, due proof is a certified copy of the
                      death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

                      The death benefit varies based on:

                        (1) the Annuitant's age on the date the contract is
                            issued;

                        (2) the Annuitant's age on the date of his or her death;

                        (3) the number of contract years that elapse from the
                            date the contract is issued until the date of the Annuitant's death; and

                        (4) whether any premium taxes are due at the time the
                            death benefit is paid.

                      If the Annuitant is, or both the Annuitant and joint Annuitant are, age 80 or younger at issue, the death benefit equals the greatest of:

                        (a) the Contract Value as of the date we receive due
                            proof of death of any Annuitant;

                        (b) the sum of (1) minus (2) plus (3), where:

                            (1) the greatest Contract Value as of any contract
                                anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant plus any purchase payments paid since then adjusted for any partial withdrawals (including any surrender charges assessed);

                            (2) the Contract Value on the date of death; and

                            (3) the Contract Value on the date we receive date
                                due proof of death.

                        (c) purchase payments less any partial withdrawals.

                      If any Annuitant is older than age 80 at issue, the death benefit is equal to the greatest of:

                        (a) the Contract Value as of the date we receive due
                            proof of death of any Annuitant;

                        (b) the sum of (1) minus (2) plus (3), where:

                            (1) is the greatest Contract Value as of any
                                contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant plus any purchase payments made since then adjusted for any withdrawals (including any surrender charges and premium taxes assessed);

                            (2) is the Contract Value on the date of death; and

                            (3) is the Contract Value on the date we receive
                                due proof of death;

                        (c) purchase payments less any partial withdrawals.

                      We will adjust the death benefit for partial withdrawals in the same proportion as the percentage that the partial withdrawal (including any surrender charges and premium taxes assessed) reduces your Contract Value. Premium tax may also be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

                      The purpose of this example is to show how the basic death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

                      Example:  Assuming an owner:

                        (i) purchases a contract for $100,000;

                       (ii) makes no additional purchase payments and takes no
                            partial withdrawals;

                      (iii) is not subject to premium taxes;

                       (iv) the Annuitant is age 75 on the Contract Date; and

                        (v) we receive due proof of death on the date of death
                            then:

                               Annuitant's Contract  Death
                   End of Year     Age      Value   Benefit
                   -----------------------------------------
                        1          76      $103,000 $103,000
                        2          77       112,000  112,000
                        3          78        90,000  112,000
                        4          79       135,000  135,000
                        5          80       130,000  135,000
                        6          81       150,000  150,000
                        7          82       125,000  135,000
                        8          83       145,000  145,000
                   -----------------------------------------

                      The purpose of this example is to show how the death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

                      Partial withdrawals may reduce the death benefit by the proportion that the partial withdrawal (including any surrender charge and premium taxes assessed) reduces the Contract Value.

                      For example:


                               Purchase Contract  Death
                        Date   Payment   Value   Benefit
                       ---------------------------------
                       3/31/05  $5,000  $ 5,000  $ 5,000
                       3/31/09      --   10,000   10,000
                       3/31/10      --    7,000   10,000
                       ---------------------------------



                      If a withdrawal of $3,500 is made on March 31, 2010, the death benefit immediately after the withdrawal will be $5,000 ($10,000 to $5,000) since the Contract Value is reduced 50% by the withdrawal ($7,000 to $3,500). This example assumes that:


                        (i) death occurs on March 31, 2009;


                       (ii) due proof of death was provided on March 31, 2010;


                      (iii) no other purchase payments were made or partial
                            withdrawals were taken;

                       (iv) the Annuitant and any joint Annuitant were both
                            younger than age 80 at issue;

                        (v) no surrender charge applies; and

                       (vi) no premium tax applies to the partial withdrawal.

                      This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

WHEN WE               We will calculate the death benefit on the date we
CALCULATE THE         receive due proof of death at our Service Center. Until
DEATH BENEFIT         we receive complete written instructions satisfactory to
                      us from the beneficiary, the calculated death benefit will remain allocated to the Separate Account and/or
                      Guarantee Account, according to your last instructions.
                      This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

DEATH OF AN           In certain circumstances, Federal tax law requires that
OWNER OR JOINT        distributions be made under this contract upon the first
OWNER BEFORE          death of:
THE ANNUITY
COMMENCEMENT
DATE
                         . an owner or joint owner; or

                         . the Annuitant or Joint Annuitant (if the owner is a
                           non-natural entity such as a trust or corporation).

                      At the death of any owner (or any Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

                        (1) owner or joint owner;

                        (2) primary beneficiary;

                        (3) contingent beneficiary; or

                        (4) owner's estate.

                      We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

                      Distribution rules. Distributions required by Federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).


                         . Spouses -- If the sole designated beneficiary is the
                           spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving Contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the purchase payment allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

                         . Non-Spouses -- If the designated beneficiary is not
                           the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

                            (1) receive the Surrender Value in a lump sum
                                payment upon receipt of due proof of death (see the "Requesting Payments" provision);

                            (2) receive the Surrender Value at any time during
                                the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining;

                            (3) apply the Surrender Value to provide a monthly
                                income benefit under optional payment plan 1 or
                                2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either lifetime of the designated beneficiary or a period not exceeding the designated beneficiary's life expectancy.

                      If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, payment will be made to the designated beneficiary's estate.

                      Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when the Surrender Value is applied to provide a monthly income benefit.

                      Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                                                   Amount of
                        Person Who Died          Proceeds Paid
                 ----------------------------------------------
                 Owner or Joint Owner           Surrender Value
                 (who is not an Annuitant)
                 ----------------------------------------------
                 Owner or Joint Owner           Death Benefit
                 (who is an Annuitant)
                 ----------------------------------------------
                 Annuitant                      Death Benefit

                      Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF              After income payments begin, if an owner, joint owner,
OWNER, JOINT          Annuitant, or designated beneficiary dies while the
OWNER, OR             contract is in force, payments that are already being
ANNUITANT             made under the contract will be made at least as rapidly
AFTER INCOME          as under the method of distribution in effect at the time
PAYMENTS BEGIN        of such death, notwithstanding any other provision of the
                      contract.

Income Payments



                      The Annuity Commencement Date is the date income payments begin, provided the Annuitant is still living on that date. An Annuity Commencement Date that occurs at an advanced age (e.g., past age 85), may in certain circumstances, have adverse income tax consequences. See the "Federal Tax Matters" provision of this prospectus. You may change the Annuity Commencement Date in one year increments upto the time income payments begin, to any date at least 10 years after the date of the last purchase payment and within one year of the last Annuity Commencement Date. The Annuity Commencement Date cannot be any later than the contract anniversary following the Annuitant's 90th birthday (or younger Annuitant's 90th birthday in the case of joint Annuitants). To change the Annuity Commencement Date, send written notice to our Service Center before the Annuity Commencement Date then in effect. We reserve the right to establish a maximum Annuity Commencement Date. If you change the Annuity Commencement Date, the Annuity Commencement Date will then mean the new Annuity Commencement Date you selected. Contracts issued to qualified retirement plans provide for income payments to start at the date and under the option specified by the plan.


                      We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. We will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum in which case we will cancel the contract. See the "Requesting Payments" provision in this prospectus.

                      Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

                      Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.


                      The contract provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.


                      If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.


                      If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the optional payment plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, and if applicable, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.


                      The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.


                      We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a


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                      lump sum. See the "Requesting Payments" provision in this
                      prospectus. Upon making such a payment, we will have no future obligation under the contract.

                      The amount of your income payments will depend on four things:

                         . your Surrender Value on the Validation Day
                           immediately preceeding your Annuity Commencement
                           Date;

                         . the settlement age on the Annuity Commencement Date,
                           and if applicable, the gender of the Annuitant(s);

                         . the specific payment plan you choose; and

                         . if you elect variable income payments, the
                           investment performance of the Portfolios selected.

                      As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL              The following optional payment plans are available under
PAYMENT PLANS         the contract:

                          Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

                          Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

                          Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted.

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                          The last payment will equal the amount of any unpaid
                          proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

                          Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.


                          Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.


                      If the payee is not a natural person, our consent must be obtained before selecting an optional payment plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.




                      All payments under Option Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Service Center. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Withdrawals" provision. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.


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VARIABLE              The monthly amount of your first variable income payment
INCOME                will equal your Surrender Value on the Valuation Day
PAYMENTS              immediately preceding your Annuity Commencement Date,
                      multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

                      On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

                      Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

                        (a) is the net investment factor for the Valuation
                            Period for which we are calculating the Annuity Unit value; and

                        (b) is an assumed interest rate factor equal to
                            .99991902 raised to a power equal to the number of days in the Valuation Period.

                      The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS             If we are making variable income payments, the payee may
AFTER THE             change the Subaccounts from which we are making the
ANNUITY               payments three times each calendar year. The transfer
COMMENCEMENT          will be effective as of the end of the Valuation Period
DATE                  during which we receive written request at our Service
                      Center. However, we reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any

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                      Subaccount unless the number of Annuity Units of that
                      Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

                      We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

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Federal Tax Matters



INTRODUCTION          This part of the prospectus discusses the Federal income
                      tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

                      This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF           This part of the discussion describes some of the Federal
NON-QUALIFIED         income tax rules applicable to Non-Qualified Contracts. A
CONTRACTS             Non-Qualified Contract is a contract not issued in
                      connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

                      Tax deferral on earnings. The Federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

                         . an individual must own the contract (or the tax law
                           must treat the contract as owned by an individual);

                         . the investments of the Separate Account must be
                           "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

                         . the owner's right to choose particular investments
                           for a contract must be limited; and

                         . the contract's Annuity Commencement Date must not
                           occur near the end of the Annuitant's life expectancy.


                      Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value over the purchase payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.


                      There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the

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                      contract as an agent for an individual. However, this
                      exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

                      In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

                      Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

                      Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."


                      Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.



                      Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's purchase payments and earnings. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.


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                      No guarantees regarding tax treatment.  We make no
                      guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

                      Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

                      A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

                      Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.


                      Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.


                      In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

                      Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

                      Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

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                      Taxation of income payments.  The Code imposes tax on a
                      portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.



                      Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.



                      If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.


                      Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

                      Taxation of Death Benefit if Paid Before the Annuity Commencement Date:


                         . The death benefit is taxed in the same manner as an
                           income payment if received under an optional payment plan.



                         . If not received under an optional payment plan, the
                           death benefit is taxed in the same manner as a surrender or a partial withdrawal, depending on the manner in which the death benefit is paid.


                      Taxation of Death Benefit if Paid After the Annuity Commencement Date.




                         . The death benefit is includible in income to the
                           extent that it exceeds the unrecovered "investment in the contract."



                      Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:


                         . you receive on or after you reach age 59 1/2;

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                         . you receive because you became disabled (as defined
                           in the tax law);

                         . are received on or after the death of an owner; or

                         . you receive as a series of substantially equal
                           periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

                      It is uncertain whether Systematic Withdrawals will qualify for this last exception. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, transfers among the Subaccounts may result in payments not qualifying for this exception.


                      Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:


                         . if you purchase a contract offered by this
                           prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;


                         . if you purchase two or more deferred annuity
                           contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.


                      The effects of such aggregation are not clear. However, it could affect:


                         . the amount of a surrender, a partial withdrawal or
                           an income payment that you must include in income;
                           and


                         . the amount that might be subject to the penalty tax.

SECTION 1035          Under Section 1035 of the Code, the exchange of one
EXCHANGES             annuity contract for another annuity contract generally
                      is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

                      Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

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QUALIFIED             We also designed the contracts for use in connection with
RETIREMENT            certain types of retirement plans that receive favorable
PLANS                 treatment under the Code. Contracts issued to or in
                      connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Service Center to learn the availability of Qualified Contracts at any given time.

                      The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

                      Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:


                         . Traditional Individual Retirement Accounts (IRAs)
                           permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions
                           (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.


                         . Roth IRAs permit certain eligible individuals to
                           make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the years with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning in the year in which the conversion was made.

                         . Corporate pension and profit-sharing plans under
                           Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

                         . 403(b) Plans allow employees of certain tax-exempt
                           organizations and public schools to exclude from their gross income the purchase payments made, within

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                           certain limits, to a contract that will provide an
                           annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to penalties.

                      Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

                      Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified play such as: participation; vesting and funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; and withholding, reporting and disclosure.

                      In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

                      If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

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                      Where a contract is purchased by an employer-qualified
                      plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee and plan administrator to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

                      The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SEPs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or a SEP could disqualify a contract and result in increased taxes to the owner.

                      It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

                      Treatment of Qualified Contracts compared with
                      Non-Qualified Contracts.   Although some of the Federal
                      income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

                         . the Code generally does not impose tax on the
                           earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

                         . the Code does not limit the amount of purchase
                           payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

                         . the Code does not allow a deduction for purchase
                           payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract.

                      The Federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.


                      Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 following age 70 1/2 for Traditional IRAs and SEPs, and April 1 following the later of age 70 1/2 or retirement for other Qualified Contracts. However, these "minimum distribution rules" generally do not apply to a Roth IRA before the owner's death. The death benefit under your contract may increase the amount of minimum required distributions that must be taken from your contract.


                      Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

                      Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

                         . received on or after the owner reaches age 59 1/2;

                         . received on or after the owner's death or because of
                           the owner's disability (as defined in the tax law);

                         . received as a series of substantially equal periodic
                           payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

                         . received as reimbursement for certain amounts paid
                           for medical care.

                      These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

                      Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and Transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions, for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.


                      Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.


                      Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.


FEDERAL INCOME        We will withhold and remit to the IRS a part of the
TAX WITHHOLDING       taxable portion of each distribution made under a
                      contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax.
                      At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.


STATE INCOME TAX      If required by the law of your state, we will also
WITHHOLDING           withhold state income tax from the taxable portion of
                      each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE     Under existing Federal income tax laws, we do not pay tax
COMPANY               on investment income and realized capital gains of the
                      Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN THE        This discussion is based on the Code, IRS regulations,
LAW                   and interpretations existing on the date of this
                      prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Requesting Payments


                      To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Service Center of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Service Center receives the payment request or due proof of death and all required forms.


                      In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

                        (1) to your designated beneficiary directly in the form
                            of a check; or

                        (2) by establishing an interest bearing account, called
                            the "GE Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

                      When establishing the GE Secure Access Account we will send the designated beneficiary a checkbook within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payment. The GE Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the GE Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the GE Secure Access Account.


                      We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:


                        (1) the disposal or valuation of the Subaccount is not
                            reasonably practicable because:

                            . the SEC declares that an emergency exists (due to
                              the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

                            . the New York Stock Exchange is closed for other
                              than a regular holiday or weekend;

                            . trading is restricted by the SEC; or

                        (2) the SEC, by order, permits postponement of payment
                            to protect our owners.


                      State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or a total surrender for up to six months from the date we receive your request at our Service Center. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.



                      If mandated under applicable law, we may be required to reject purchase payments and/or block an owner's account and thereby refuse to pay any request for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

Sales of the Contracts





PRINCIPAL             We have entered into an underwriting agreement with
UNDERWRITER           Capital Brokerage Corporation (doing business in Indiana,
                      Minnesota, New Mexico, and Texas as GE Capital Brokerage
                      Corporation) (collectively, "Capital Brokerage
                      Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage
                      Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital
                      Brokerage Corporation is located at 3001 Summer Street,
                      2nd Floor, Stamford, Connecticut 06905.





                      Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the NASD.



SALES OF THE          Capital Brokerage Corporation offers the contracts
CONTRACTS             through its registered representatives who are registered
                      with the NASD and with the states in which they do business. More information about Capital Brokerage
                      Corporation and the registered representatives is available at http://www.nasdr.com or by calling (800)
                      289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program.
                      Registered representatives with Capital Brokerage
                      Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.



                      Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with the NASD and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.



                      We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay is 11.0% of your aggregate purchase payments.



                      The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm for whom the registered representative that sold your contract is employed ("selling firms") and an amount paid to the selling firm for marketing and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation receive a maximum commission of 1.4% of your aggregate purchase payments.



                      After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of your aggregate purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm for whom the representative is employed.





                      All selling firms receive commissions as described above based on the sale and receipt of purchase payments on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the sale of a contract is 1.0% of purchase payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.



                      The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.



                      Commissions paid on the contracts, including other incentives and payments, are not charged directly to you or to your Contract Value, but indirectly through fees and charges imposed under the contracts.



                      All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract do not vary because of such payments to or from such selling firms.

                      Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.



                      During 2004, 2003 and 2002, $5.9 million, $17.0 million
                      and $5.3 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2004, 2003 and 2002, no underwriting commissions were paid to Capital Brokerage Corporation. Although neither we nor Capital Brokerage anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.

Additional Information


OWNER QUESTIONS       The obligations to owners under the contracts are ours.
                      Please direct your questions and concerns to us at our Service Center.

RETURN                Within 10 days after you receive the contract (or such
PRIVILEGE             longer period as may be required by applicable law), you
                      may cancel it for any reason by delivering or mailing it postage prepaid, to our Service Center at:

                            GE Capital Life Assurance Company of New York
                                        Annuity New Business
                                       6610 West Broad Street
                                      Richmond, Virginia 23230

                      In the case of certain replacements, the free look period may be longer. If you cancel your contract, it will be void.

                      If you elect the Enhanced Payment Benefit Option, your refund will equal one of the following amounts:

                        (i) if your Contract Value has increased or stayed the
                            same, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

                       (ii) if your Contract Value has decreased, your refund
                            will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any charges for the Enhanced Payment Benefit Option (and excluding any charges deducted by the Portfolios) we deducted on or before the date we received the returned contract.

                      If you do not elect the Enhanced Payment Benefit Option, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Service Center receives the returned contract (without reduction for any surrender charges) plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

STATE                 As a life insurance company organized and operated under
REGULATION            the laws of the State of New York, we are subject to
                      provisions governing life insurers and to regulation by the New York Commissioner of Insurance.

                      Our books and accounts are subject to review and examination by the State Corporation Commission of the State of New York at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF           We may require proof of the age, gender or survival of
DEATH, AGE,           any person or persons before acting on any applicable
GENDER OR             contract provision.
SURVIVAL

RECORDS AND           As presently required by the 1940 Act and applicable
REPORTS               regulations, we are responsible for maintaining all
                      records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

OTHER                 We have filed a Registration Statement with the SEC,
INFORMATION           under the Securities Act of 1933 as amended, for the
                      contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits.
                      Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.


LEGAL                 The Company like other life insurance companies, is
PROCEEDINGS           involved in lawsuits. In some lawsuits involving
                      insurance companies, substantial damages have been sought and/or material settlement payments have been made.
                      Although the Company cannot predict the outcome of any litigation with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material impact on us or the Separate Account.





                      Although it is not anticipated that these developments will have an adverse impact on the Separate Account or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

Appendix

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:


                   Each Annuitant Age 70 or Younger at Issue



                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Aggressive Growth Fund -- Series I shares                $12.47            $13.74          1,214    2004
                                                                      9.99             12.47            271    2003
                                                                     10.00              9.99             --    2002
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                      12.91             14.10         47,248    2004
                                                                     10.00             12.91          2,061    2003
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Blue Chip Fund -- Series I shares                         11.96             12.34          6,423    2004
                                                                      9.70             11.96          3,783    2003
                                                                     10.00              9.70            151    2002
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares               8.49              8.92         25,078    2004
                                                                      6.65              8.49         15,406    2003
                                                                      8.92              6.65         10,256    2002
                                                                     10.00              8.92          4,333    2001
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Growth Fund -- Series I shares                             7.70              8.21         22,713    2004
                                                                      5.95              7.70         32,316    2003
                                                                      8.75              5.95         13,055    2002
                                                                     10.00              8.75          4,761    2001
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares             10.00             10.54              0    2004
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund -- Series I shares                     7.68              8.00         74,822    2004
                                                                      6.23              7.68         76,578    2003
                                                                      9.06              6.23         75,286    2002
                                                                     10.00              9.06         14,343    2001
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B           13.18             13.65         10,518    2004
   (formerly, AllianceBernstein Technology Portfolio)                10.00             13.18          3,106    2003
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B            9.27             10.16        228,096    2004
                                                                      7.12              9.27        163,858    2003
                                                                      9.29              7.12        113,958    2002
                                                                     10.00              9.29         32,844    2001
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B         10.00             10.54             --    2004
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B             7.33              7.83         63,772    2004
   (formerly, AllianceBernstein Premier Growth Portfolio)             6.03              7.33         43,827    2003
                                                                      8.85              6.03         42,999    2002
                                                                     10.00              8.85         20,916    2001
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B             9.21             10.38          2,712    2004
                                                                      6.28              9.21          2,719    2003
                                                                      9.39              6.28          2,906    2002
                                                                     10.00              9.39         38,816    2001
-------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                   $12.55            $13.97             --    2004
                                                                         9.84             12.55             --    2003
                                                                        10.00              9.84             --    2002
----------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                      11.94             13.53            310    2004
                                                                         9.73             11.94             --    2003
                                                                        10.00              9.73             --    2002
----------------------------------------------------------------------------------------------------------------------
  VP Ultra Fund -- Class I                                              11.86             12.93            989    2004
                                                                         9.63             11.86             --    2003
                                                                        10.00              9.63             --    2002
----------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                              12.63             14.23          2,261    2004
                                                                         9.94             12.63            275    2003
                                                                        10.00              9.94             --    2002
----------------------------------------------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio --            12.66             14.28          1,138    2004
   Initial Shares                                                        9.75             12.66          1,108    2003
                                                                        10.00              9.75             --    2002
----------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio             9.90              9.81         16,920    2004
                                                                         9.99              9.90           4.74    2003
                                                                        10.00              9.99             --    2002
----------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial          7.50              7.85         12,167    2004
   Shares                                                                6.04              7.50         12,095    2003
                                                                         8.63              6.04          7,848    2002
                                                                        10.00              8.63          1,048    2001
----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                          10.12             10.25        167,089    2004
                                                                         9.97             10.12         52,650    2003
                                                                        10.00              9.97             --    2002
----------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                     13.33             13.95         15,863    2004
                                                                        10.40             13.33          3,671    2003
                                                                        10.00             10.40             --    2002
----------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
----------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                    10.00             10.63             --    2004
----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  11.50             12.48         88,146    2004
                                                                         9.58             11.50         60,380    2003
                                                                         9.59              9.58         44,925    2002
                                                                        10.00              9.59          2,238    2001
----------------------------------------------------------------------------------------------------------------------
  Federated Kaufman Fund II -- Service Shares                           13.31             15.02         32,321    2004
                                                                        10.00             13.31          6,995    2003
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    10.00             10.36          1,130    2004
----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        10.62             12.06        203,828    2004
                                                                         8.41             10.62         72,701    2003
                                                                         9.44              8.41         29,566    2002
                                                                        10.00              9.44          3,048    2001
----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund (continued)
----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2        $11.84            $11.82             385   2004
                                                                        10.00             11.84              --   2003
----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                         9.67             10.60         254,864   2004
                                                                         7.54              9.67         157,498   2003
                                                                         9.24              7.54          72,137   2002
                                                                        10.00              9.24          16,406   2001
----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                7.97              8.10          99,376   2004
                                                                         6.11              7.97          55,200   2003
                                                                         8.89              6.11          31,710   2002
                                                                        10.00              8.89           6,389   2001
----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                       9.46              9.83         119,324   2004
                                                                         7.77              9.46          64,991   2003
                                                                         9.49              7.77          19,892   2002
                                                                        10.00              9.49           4,205   2001
----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              12.33             15.15         170,648   2004
                                                                         9.05             12.33          74,762   2003
                                                                        10.21              9.05          46,954   2002
                                                                        10.00             10.21           9,631   2001
----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     10.00             11.27          10,444   2004
----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares           12.32             13.11           2,087   2004
                                                                         9.85             12.32             971   2003
                                                                        10.00              9.85              --   2002
----------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                       12.08             13.41           2,931   2004
                                                                         9.79             12.08           2,707   2003
                                                                        10.00              9.79              --   2002
----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                   12.47             14.57           4,809   2004
                                                                         9.57             12.47             921   2003
                                                                        10.00              9.57              --   2002
----------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares              13.13             14.97           1,003   2004
                                                                        10.09             13.13             740   2003
                                                                        10.00             10.09             374   2002
----------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
----------------------------------------------------------------------------------------------------------------------
  Income Fund                                                           10.87             11.08          94,779   2004
                                                                        10.65             10.87          33,377   2003
                                                                        10.00             10.65           3,625   2002
----------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund (formerly, Mid-Cap Value Equity Fund)             10.62             12.15         169,993   2004
                                                                         8.11             10.62         147,857   2003
                                                                         9.54              8.11         118,661   2002
                                                                        10.00              9.54           9,068   2001
----------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                      1.00              1.00       2,102,116   2004
                                                                         1.01              1.00         779,343   2003
                                                                         1.01              1.01         275,280   2002
                                                                         1.00              1.01         108,666   2001
----------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc. (continued)
---------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                          $ 9.21            $ 9.72          63,264   2004
                                                                        7.25              9.21          48,329   2003
                                                                        9.31              7.25          37,355   2002
                                                                       10.00              9.31           2,290   2001
---------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                          12.49             16.30          37,444   2004
                                                                       10.00             12.49          15,802   2003
---------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                 8.87              9.65       1,547,487   2004
                                                                        7.02              8.87         786,490   2003
                                                                        9.17              7.02         627,019   2002
                                                                       10.00              9.17          24,366   2001
---------------------------------------------------------------------------------------------------------------------
  Small-Cap Value Equity Fund                                          11.15             12.66         224,023   2004
                                                                        9.12             11.15         208,180   2003
                                                                       10.74              9.12         153,331   2002
                                                                       10.00             10.74           9,466   2001
---------------------------------------------------------------------------------------------------------------------
  Total Return Fund                                                    11.44             12.19         390,819   2004
                                                                       10.00             11.44          11,203   2003
---------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                      8.93              9.52          82,155   2004
                                                                        7.35              8.93          75,469   2003
                                                                        9.24              7.35          71,518   2002
                                                                       10.00              9.24           2,014   2001
---------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                     9.10              9.83          54,719   2004
                                                                        7.45              9.10          44,515   2003
                                                                        9.17              7.45          37,464   2002
                                                                       10.00              9.17           2,533   2001
---------------------------------------------------------------------------------------------------------------------
Greenwich Street Series Fund
---------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable Aggressive Growth Fund -- Class II         12.57             13.58           7,997   2004
                                                                       10.00             12.57              --   2003
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                 10.02             10.69         168,581   2004
                                                                        8.94             10.02         140,349   2003
                                                                        9.72              8.94         110,810   2002
                                                                       10.00              9.72          33,503   2001
---------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                     8.42              9.79          42,595   2004
   (formerly, Capital Appreciation Portfolio)                           7.11              8.42          19,713   2003
                                                                        8.58              7.11          18,054   2002
                                                                       10.00              8.58           3,985   2001
---------------------------------------------------------------------------------------------------------------------
  Global Life Sciences Portfolio -- Service Shares                      8.80              9.90           3,576   2004
                                                                        7.07              8.80           6,531   2003
                                                                       10.19              7.07           4,698   2002
                                                                       10.00             10.19           1,137   2001
---------------------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares                         6.67              6.61           3,044   2004
                                                                        4.62              6.67           4,098   2003
                                                                        7.93              4.62           5,022   2002
                                                                       10.00              7.93           2,389   2001
---------------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares                      8.30              9.71          34,633   2004
                                                                        6.26              8.30          19,669   2003
                                                                        8.55              6.26           8,952   2002
                                                                       10.00              8.55           1,742   2001
---------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series (continued)
------------------------------------------------------------------------------------------------------------------------
  Large Cap Growth Portfolio -- Service Shares                           $ 7.59            $ 7.80         26,211    2004
   (formerly, Growth Portfolio)                                            5.86              7.59         26,467    2003
                                                                           8.11              5.86         20,303    2002
                                                                          10.00              8.11          4,940    2001
------------------------------------------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio -- Service Shares                               7.41              8.79         21,754    2004
                                                                           5.58              7.41         23,130    2003
                                                                           7.87              5.58         19,456    2002
                                                                          10.00              7.87          4,528    2001
------------------------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio -- Service Shares                             7.62              7.85         30,227    2004
                                                                           6.25              7.62         32,786    2003
                                                                           8.54              6.25         23,802    2002
                                                                          10.00              8.54          2,421    2001
------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
------------------------------------------------------------------------------------------------------------------------
  Bond Portfolio                                                          10.42             10.71         12,165    2004
                                                                          10.19             10.42          7,394    2003
                                                                          10.00             10.19             --    2002
------------------------------------------------------------------------------------------------------------------------
  International Equity Portfolio                                          12.89             15.03             --    2004
                                                                           9.87             12.89             --    2003
                                                                          10.00              9.87             --    2002
------------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                                 12.98             15.49         14,229    2004
                                                                          10.16             12.98          9,374    2003
                                                                          10.00             10.16            152    2002
------------------------------------------------------------------------------------------------------------------------
  Small Company Portfolio                                                 12.88             16.14          2,862    2004
                                                                           9.61             12.88          1,125    2003
                                                                          10.00              9.61             --    2002
------------------------------------------------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                    12.40             13.38          1,739    2004
                                                                           9.82             12.40          1,637    2003
                                                                          10.00              9.82             --    2002
------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Basic Value V.I. Fund -- Class III Shares                 10.00             10.88             --    2004
------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Large Cap Growth V.I. Fund -- Class III Shares            10.00             10.86          5,137    2004
------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Value Opportunities V.I. Fund -- Class III Shares
   (formerly, Merrill Lynch Small Cap Value V.I. Fund)                    10.00             11.22        108,120    2004
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares             7.47              8.03        108,120    2004
                                                                           6.19              7.47         72,388    2003
                                                                           8.68              6.19         40,187    2002
                                                                          10.00              8.68          2,249    2001
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                    8.39              9.19         74,830    2004
                                                                           6.99              8.39         29,812    2003
                                                                           9.00              6.99         16,546    2002
                                                                          10.00              9.00          2,238    2001
------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                      8.58              8.98         44,943    2004
                                                                           6.52              8.58         20,670    2003
                                                                           9.70              6.52         10,094    2002
                                                                          10.00              9.70            428    2001
------------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust (continued)
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares               $11.16            $11.82          5,593    2004
                                                                        10.28             11.16          1,406    2003
                                                                        10.00             10.28             --    2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                    11.46             12.54         13,950    2004
                                                                        10.03             11.46         12,124    2003
                                                                        10.00             10.03            152    2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                        8.03             10.27         57,043    2004
                                                                         6.01              8.03         52,527    2003
                                                                         7.91              6.01         40,100    2002
                                                                        10.00              7.91             --    2001
----------------------------------------------------------------------------------------------------------------------
Nations Separate Account Trust
----------------------------------------------------------------------------------------------------------------------
  Nations Marsico Growth Portfolio                                      12.36             13.77         69,362    2004
                                                                        10.00             12.36         24,394    2003
----------------------------------------------------------------------------------------------------------------------
  Nations Marsico International Opportunities Portfolio                 13.39             15.39         99,486    2004
                                                                        10.00             13.39         39,886    2003
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Aggressive Growth Fund/VA -- Service Shares               12.00             14.13          3,632    2004
                                                                        10.00             12.00          2,535    2003
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                        10.00             10.95          9,611    2004
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares            12.77             13.41         71,661    2004
                                                                         9.91             12.77          8,853    2003
                                                                        10.00              9.91             --    2002
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares               10.13             11.87        104,803    2004
                                                                         7.20             10.13         48,433    2003
                                                                         9.41              7.20         21,128    2002
                                                                        10.00              9.41          3,283    2001
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      9.16              9.85        231,025    2004
                                                                         7.35              9.16        166,822    2003
                                                                         9.21              7.35        128,125    2002
                                                                        10.00              9.21         12,321    2001
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares           13.40             15.74         64,389    2004
                                                                         9.43             13.40         26,082    2003
                                                                        10.00              9.43            160    2002
----------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative         11.12             11.57          1,889    2004
   Class Shares                                                         11.04             11.12          2,416    2003
                                                                        10.35             11.04          2,641    2002
                                                                        10.00             10.35          1,017    2001
----------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                   11.84             12.78        115,339    2004
                                                                         9.78             11.84         72,936    2003
                                                                        10.04              9.78         26,611    2002
                                                                        10.00             10.04          5,392    2001
----------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class           12.66             13.42        239,725    2004
   Shares                                                               12.37             12.66        170,726    2003
                                                                        10.67             12.37        150,388    2002
                                                                        10.00             10.67         12,309    2001
----------------------------------------------------------------------------------------------------------------------

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust (continued)
------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares            $11.76            $12.15        790,383    2004
                                                                    11.36             11.76        389,745    2003
                                                                    10.56             11.36        276,091    2002
                                                                    10.00             10.56         13,530    2001
------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                    12.13             13.05             --    2004
                                                                    10.00             12.13             --    2003
------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                        12.34             14.03             --    2004
                                                                    10.00             12.34             --    2003
------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                           7.42              7.99         22,472    2004
                                                                     5.18              7.42         19,786    2003
                                                                     8.59              5.18         17,154    2002
                                                                    10.00              8.59            308    2001
------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable All Cap Fund -- Class II                12.93             13.77          7,007    2004
                                                                    10.00             12.93          1,469    2003
------------------------------------------------------------------------------------------------------------------
Scudder Variable Series II
------------------------------------------------------------------------------------------------------------------
  Scudder Technology Growth Portfolio -- Class B Shares             14.99             14.99            540    2004
                                                                    10.40             14.99            349    2003
                                                                    10.00             10.40             --    2002
------------------------------------------------------------------------------------------------------------------
  SVS Dreman High Return Equity Portfolio -- Class B Shares         12.46             13.95          4,196    2004
                                                                     9.61             12.46          4,403    2003
                                                                    10.00              9.61             --    2002
------------------------------------------------------------------------------------------------------------------
  SVS Dreman Small Cap Value Portfolio -- Class B Shares            13.43             16.61            522    2004
                                                                     9.62             13.43            522    2003
                                                                    10.00              9.62             --    2002
------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                             10.37             12.00         50,022    2004
                                                                     8.05             10.37         15,943    2003
                                                                    10.00              8.05             --    2002
------------------------------------------------------------------------------------------------------------------
  Emerging Growth Portfolio -- Class II Shares                       8.56              9.00          4,758    2004
                                                                     7.26              8.56          2,320    2003
                                                                    10.00              7.26             --    2002
------------------------------------------------------------------------------------------------------------------

The following Portfolios were added to the product on April 29, 2005. Therefore, no Condensed Financial Information is available:



   AIM Variable Insurance Funds -- AIM V.I. Real Estate Fund -- Series II Shares


   American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II


   Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares


   Goldman Sachs Variable Insurance Trust -- Goldman Sachs Mid Cap Value Fund


   Merrill Lynch Variable Series Funds, Inc. -- Merrill Lynch Global Allocation V.I. Fund -- Class III Shares




   PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares




   PIMCO Variable Insurance Trust -- Low Duration Portfolio -- Administrative Class Shares


   The Prudential Series Fund, Inc. -- Natural Resources Portfolio -- Class II


   Salomon Brothers Variable Series Funds Inc -- Salomon Brothers Variable Total Return Fund -- Class II

                      Each Annuitant Over Age 70 at Issue



                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------
 AIM V.I. Aggressive Growth                    $12.44            $13.68            --     2004
   Fund -- Series I shares                       9.98             12.44            --     2003
                                                10.00              9.98            --     2002
----------------------------------------------------------------------------------------------
 AIM V.I. Basic Value Fund -- Series II         12.89             14.05         1,253     2004
   shares                                       10.00             12.89           466     2003
----------------------------------------------------------------------------------------------
 AIM V.I. Blue Chip Fund -- Series I            11.93             12.28            --     2004
   shares                                        9.69             11.93            --     2003
                                                10.00              9.69            --     2002
----------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation                   8.45              8.86           696     2004
   Fund -- Series I shares                       6.63              8.45         1,093     2003
                                                 8.91              6.63           988     2002
                                                10.00              8.91           302     2001
----------------------------------------------------------------------------------------------
 AIM V.I. Growth Fund -- Series I shares         7.66              8.15           750     2004
                                                 5.93              7.66           751     2003
                                                 8.74              5.93           768     2002
                                                10.00              8.74            --     2001
----------------------------------------------------------------------------------------------
 AIM V.I. International Growth
   Fund -- Series II shares                     10.00             10.63            --     2004
----------------------------------------------------------------------------------------------
 AIM V.I. Premier Equity Fund -- Series          7.64              7.94        13,257     2004
   I shares                                      6.21              7.64        25,335     2003
                                                 9.05              6.21        20,837     2002
                                                10.00              9.05         4,925     2001
----------------------------------------------------------------------------------------------
AllianceBernstein Variable Products
Series Fund, Inc.
----------------------------------------------------------------------------------------------
 AllianceBernstein Global Technology
   Portfolio -- Class B (formerly,
   AllianceBernstein Technology                 13.16             13.61            --     2004
   Portfolio)                                   10.00             13.16            --     2003
----------------------------------------------------------------------------------------------
 AllianceBernstein Growth and Income             9.22             10.09        54,273     2004
   Portfolio -- Class B                          7.09              9.22        63,264     2003
                                                 9.28              7.09        64,654     2002
                                                10.00              9.28        16,785     2001
----------------------------------------------------------------------------------------------
 AllianceBernstein International Value
   Portfolio -- Class B                         10.00             10.54            --     2004
----------------------------------------------------------------------------------------------
 AllianceBernstein Large Cap Growth
   Portfolio -- Class B (formerly,
   AllianceBernstein Premier Growth              7.29              7.77        17,236     2004
   Portfolio)                                    6.01              7.29        18,188     2003
                                                 8.84              6.01         6,812     2002
                                                10.00              8.84         2,429     2001
----------------------------------------------------------------------------------------------
 AllianceBernstein Small Cap Growth              9.16             10.30         1,528     2004
   Portfolio -- Class B                          6.26              9.16         1,528     2003
                                                 9.37              6.26         1,529     2002
                                                10.00              9.37            --     2001
----------------------------------------------------------------------------------------------
American Century Variable Portfolios,
Inc.
----------------------------------------------------------------------------------------------
 VP Income & Growth Fund -- Class I             12.51             13.91            --     2004
                                                 9.83             12.51            --     2003
                                                10.00              9.83            --     2002
----------------------------------------------------------------------------------------------
 VP International Fund -- Class I               11.91             13.46            --     2004
                                                 9.72             11.91            --     2003
                                                10.00              9.72            --     2002
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
American Century Variable Portfolios,
Inc. (continued)
----------------------------------------------------------------------------------------------
 VP Ultra(R) Fund -- Class I                   $11.83            $12.87            --     2004
                                                 9.63             11.83            --     2003
                                                10.00              9.63            --     2002
----------------------------------------------------------------------------------------------
 VP Value Fund -- Class I                       12.60             14.17            --     2004
                                                 9.93             12.60            --     2003
                                                10.00              9.93            --     2002
----------------------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------------------
 Dreyfus Investment
   Portfolios -- MidCap Stock                   12.63             14.21            --     2004
   Portfolio -- Initial Shares                   9.74             12.63            --     2003
                                                10.00              9.74            --     2002
----------------------------------------------------------------------------------------------
 Dreyfus Variable Investment                     9.87              9.76            --     2004
   Fund -- Money Market Portfolio                9.98              9.87            --     2003
                                                10.00              9.98            --     2002
----------------------------------------------------------------------------------------------
 The Dreyfus Socially Responsible                7.46              7.79           539     2004
   Growth Fund, Inc. -- Initial Shares           4.57              7.46           565     2003
                                                 8.62              4.57            --     2002
                                                10.00              8.62            --     2001
----------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                   10.09             10.21        36,250     2004
                                                 9.96             10.09        26,638     2003
                                                10.00              9.96            --     2002
----------------------------------------------------------------------------------------------
 VT Worldwide Health Sciences Fund              13.29             13.89         2,410     2004
                                                10.40             13.29         2,410     2003
                                                10.00             10.40            --     2002
----------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
----------------------------------------------------------------------------------------------
 Evergreen VA Omega Fund -- Class 2             10.00             10.61            --     2004
----------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------
 Federated High Income Bond Fund                11.44             12.39         5,064     2004
   II -- Service Shares                          9.55             11.44         7,968     2003
                                                 9.58              9.55         3,837     2002
                                                10.00              9.58            53     2001
----------------------------------------------------------------------------------------------
 Federated Kaufman Fund II -- Service           13.30             14.97           903     2004
   Shares                                       10.00             13.30         1,979     2003
----------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products
Fund
----------------------------------------------------------------------------------------------
 VIP Asset Manager/SM/
   Portfolio -- Service Class 2                 10.00             10.35            --     2004
----------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio -- Service         10.57             11.97         5,576     2004
   Class 2                                       8.38             10.57         8,161     2003
                                                 9.43              8.38         3,086     2002
                                                10.00              9.43           808     2001
----------------------------------------------------------------------------------------------
 VIP Dynamic Capital Appreciation               11.83             11.78            --     2004
   Portfolio -- Service Class 2                 10.00             11.83            --     2003
----------------------------------------------------------------------------------------------
 VIP Equity-Income Portfolio -- Service          9.62             10.52        26,278     2004
   Class 2                                       7.52              9.62        26,370     2003
                                                 9.23              7.52         9,911     2002
                                                10.00              9.23         2,062     2001
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products
Fund (continued)
----------------------------------------------------------------------------------------------
 VIP Growth Portfolio -- Service Class 2       $ 7.93            $ 8.05         11,174    2004
                                                 6.09              7.93         12,463    2003
                                                 8.88              6.09         12,319    2002
                                                10.00              8.88            468    2001
----------------------------------------------------------------------------------------------
 VIP Growth & Income                             9.41              9.76         14,660    2004
   Portfolio -- Service Class 2                  7.75              9.41         15,727    2003
                                                 9.47              7.75         10,540    2002
                                                10.00              9.47            158    2001
----------------------------------------------------------------------------------------------
 VIP Mid Cap Portfolio -- Service Class         12.27             15.04         13,468    2004
   2                                             9.02             12.27         26,957    2003
                                                10.20              9.02         13,738    2002
                                                10.00             10.20          1,571    2001
----------------------------------------------------------------------------------------------
 VIP Value Strategies
   Portfolio -- Service Class 2                 10.00             11.26             --    2004
----------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance
Products Trust
----------------------------------------------------------------------------------------------
 Franklin Large Cap Growth Securities           12.29             13.05             --    2004
   Fund -- Class 2 Shares                        9.84             12.29             --    2003
                                                10.00              9.84             --    2002
----------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund -- Class         12.05             13.34          1,819    2004
   2 Shares                                      9.79             12.05          1,818    2003
                                                10.00              9.79             --    2002
----------------------------------------------------------------------------------------------
 Templeton Foreign Securities                   12.44             14.50             --    2004
   Fund -- Class 2 Shares                        9.56             12.44             --    2003
                                                10.00              9.56             --    2002
----------------------------------------------------------------------------------------------
 Templeton Global Asset Allocation              13.09             14.90             --    2004
   Fund -- Class 2 Shares                       10.09             13.09             --    2003
                                                10.00             10.09             --    2002
----------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
----------------------------------------------------------------------------------------------
 Income Fund                                    10.83             11.02          3,343    2004
                                                10.63             10.83          2,648    2003
                                                10.00             10.63             --    2002
----------------------------------------------------------------------------------------------
 Mid-Cap Equity Fund (formerly, Mid-Cap         10.57             12.06         11,511    2004
   Value Equity Fund)                            8.08             10.57         11,435    2003
                                                 9.53              8.08         17,118    2002
                                                10.00              9.53             --    2001
----------------------------------------------------------------------------------------------
 Money Market Fund                               1.00              0.99         49,033    2004
                                                 1.01              1.00        123,792    2003
                                                 1.01              1.01        179,540    2002
                                                 1.00              1.01          9,904    2001
----------------------------------------------------------------------------------------------
 Premier Growth Equity Fund                      9.16              9.65          2,675    2004
                                                 7.23              9.16          2,768    2003
                                                 9.30              7.23          1,795    2002
                                                10.00              9.30             --    2001
----------------------------------------------------------------------------------------------
 Real Estate Securities Fund                    12.48             16.24          5,406    2004
                                                10.00             12.48          1,901    2003
----------------------------------------------------------------------------------------------
 S&P 500(R) Index Fund                           8.82              9.58         42,619    2004
                                                 6.99              8.82         47,772    2003
                                                 9.16              6.99         34,661    2002
                                                10.00              9.16          2,381    2001
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
GE Investments Funds, Inc. (continued)
----------------------------------------------------------------------------------------------
 Small-Cap Value Equity Fund                   $11.09            $12.56        13,726     2004
                                                 9.09             11.09        14,785     2003
                                                10.73              9.09         8,759     2002
                                                10.00             10.73         1,266     2001
----------------------------------------------------------------------------------------------
 Total Return Fund                              11.42             12.15         9,115     2004
                                                10.00             11.42         8,700     2003
----------------------------------------------------------------------------------------------
 U.S. Equity Fund                                8.89              9.46         4,238     2004
                                                 7.33              8.89         4,238     2003
                                                 9.23              7.33         5,075     2002
                                                10.00              9.23            28     2001
----------------------------------------------------------------------------------------------
 Value Equity Fund                               9.06              9.76         6,342     2004
                                                 7.42              9.06         7,469     2003
                                                 9.16              7.42         8,216     2002
                                                10.00              9.16            --     2001
----------------------------------------------------------------------------------------------
Greenwich Street Series Fund
----------------------------------------------------------------------------------------------
 Salomon Brothers Variable Aggressive           12.56             13.43            --     2004
   Growth Fund -- Class II                      10.00             12.56            --     2003
----------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares            9.96             10.61        26,410     2004
                                                 8.91              9.96        36,951     2003
                                                 9.70              8.91        41,381     2002
                                                10.00              9.70         2,523     2001
----------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares               8.38              9.72         1,121     2004
   (formerly, Capital Appreciation               7.08              8.38         1,277     2003
   Portfolio)                                    8.57              7.08         1,214     2002
                                                10.00              8.57         1,718     2001
----------------------------------------------------------------------------------------------
 Global Life Sciences                            8.75              9.83         7,784     2004
   Portfolio -- Service Shares                   7.05              8.75         8,446     2003
                                                10.18              7.05         5,576     2002
                                                10.00             10.18            --     2001
----------------------------------------------------------------------------------------------
 Global Technology Portfolio -- Service          6.63              6.56            --     2004
   Shares                                        4.60              6.63           332     2003
                                                 7.93              4.60           333     2002
                                                10.00              7.93            --     2001
----------------------------------------------------------------------------------------------
 International Growth                            8.25              9.64         3,017     2004
   Portfolio -- Service Shares                   6.24              8.25         2,519     2003
                                                 8.54              6.24           891     2002
                                                10.00              8.54           470     2001
----------------------------------------------------------------------------------------------
 Large Cap Growth Portfolio -- Service           7.55              7.74         6,555     2004
   Shares (formerly, Growth Portfolio)           5.84              7.55         6,859     2003
                                                 8.10              5.84         4,967     2002
                                                10.00              8.10            --     2001
----------------------------------------------------------------------------------------------
 Mid Cap Growth Portfolio -- Service             7.37              8.73        11,725     2004
   Shares                                        5.56              7.37         2,927     2003
                                                 7.86              5.56         1,801     2002
                                                10.00              7.86            --     2001
----------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio -- Service           7.58              7.79         8,454     2004
   Shares                                        6.23              7.58         9,263     2003
                                                 8.53              6.23        10,366     2002
                                                10.00              8.53           440     2001
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
----------------------------------------------------------------------------------------------
 Bond Portfolio                                $10.39            $10.66            --     2004
                                                10.19             10.39            --     2003
                                                10.00             10.19            --     2002
----------------------------------------------------------------------------------------------
 International Equity Portfolio                 12.85             14.96            --     2004
                                                 9.87             12.85            --     2003
                                                10.00              9.87            --     2002
----------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio                        12.95             15.42         1,695     2004
                                                 9.87             12.95         1,695     2003
                                                10.00              9.87            --     2002
----------------------------------------------------------------------------------------------
 Small Company Portfolio                        12.85             16.07         1,721     2004
                                                 9.61             12.85         1,721     2003
                                                10.00              9.61            --     2002
----------------------------------------------------------------------------------------------
 U.S. Large Cap Core Equity Portfolio           12.36             13.31            --     2004
                                                 9.81             12.36            --     2003
                                                10.00              9.81            --     2002
----------------------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds,
Inc.
----------------------------------------------------------------------------------------------
 Merrill Lynch Basic Value V.I.
   Fund -- Class III Shares                     10.00             10.86            --     2004
----------------------------------------------------------------------------------------------
 Merrill Lynch Large Cap Growth V.I.
   Fund -- Class III Shares                     10.00             10.85            --     2004
----------------------------------------------------------------------------------------------
 Merrill Lynch Value Opportunities V.I.
   Fund -- Class III Shares (formerly,
   Merrill Lynch Small Cap Value V.I.
   Fund)                                        10.00             11.20            --     2004
----------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock                   7.44              7.97         6,521     2004
   Series -- Service Class Shares                6.17              7.44         5,766     2003
                                                 8.67              6.17        15,424     2002
                                                10.00              8.67           504     2001
----------------------------------------------------------------------------------------------
 MFS(R) Investors Trust                          8.35              9.13         5,849     2004
   Series -- Service Class Shares                6.97              8.35         5,421     2003
                                                 8.99              6.97         5,971     2002
                                                10.00              8.99           426     2001
----------------------------------------------------------------------------------------------
 MFS(R) New Discovery Series -- Service          8.53              8.91         4,837     2004
   Class Shares                                  6.50              8.53         4,938     2003
                                                 9.69              6.50         2,072     2002
                                                10.00              9.69            --     2001
----------------------------------------------------------------------------------------------
 MFS(R) Strategic Income Series --              11.13             11.77            --     2004
   Service Class Shares                         10.27             11.13            --     2003
                                                10.00             10.27            --     2002
----------------------------------------------------------------------------------------------
 MFS(R) Total Return Series -- Service          11.43             12.48            --     2004
   Class Shares                                 10.02             11.43            --     2003
                                                10.00             10.02            --     2002
----------------------------------------------------------------------------------------------
 MFS(R) Utilities Series -- Service              7.99             10.20         8,475     2004
   Class Shares                                  5.99              7.99         7,726     2003
                                                 7.90              5.99         8,996     2002
                                                10.00              7.90            62     2001
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
Nations Separate Account Trust
----------------------------------------------------------------------------------------------
 Nations Marsico Growth Portfolio              $12.36            $13.72         8,786     2004
                                                10.00             12.36        24,394     2003
----------------------------------------------------------------------------------------------
 Nations Marsico International                  13.39             15.33         5,263     2004
   Opportunities Portfolio                      10.00             13.39        39,886     2003
----------------------------------------------------------------------------------------------
Oppenheimer Variable Account
Funds -- Class 2 Shares
----------------------------------------------------------------------------------------------
 Oppenheimer Aggressive Growth Fund/VA          11.99             14.08           126     2004
   -- Service Shares                            10.00             11.99           126     2003
----------------------------------------------------------------------------------------------
 Oppenheimer Balanced
   Fund/VA -- Service Shares                    10.00             10.93            --     2004
----------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation               12.73             13.35           109     2004
   Fund/VA -- Service Shares                     9.91             12.73            --     2003
                                                10.00              9.91            --     2002
----------------------------------------------------------------------------------------------
 Oppenheimer Global Securities                  10.08             11.78        14,961     2004
   Fund/VA -- Service Shares                     7.17             10.08         8,202     2003
                                                 9.39              7.17         3,631     2002
                                                10.00              9.39           924     2001
----------------------------------------------------------------------------------------------
 Oppenheimer Main Street                         9.11              9.78        23,156     2004
   Fund/VA -- Service Shares                     7.33              9.11        34,292     2003
                                                 9.20              7.33        24,867     2002
                                                10.00              9.20         2,197     2001
----------------------------------------------------------------------------------------------
 Oppenheimer Main Street Small Cap              13.37             15.67         4,764     2004
   Fund/VA -- Service Shares                     9.40             13.37         4,423     2003
                                                10.00              9.40            --     2002
----------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------
 Foreign Bond Portfolio (U.S. Dollar            11.06             11.49         1,583     2004
   Hedged) -- Administrative Class              11.00             11.06         1,590     2003
   Shares                                       10.37             11.00         1,640     2002
                                                10.00             10.37           797     2001
----------------------------------------------------------------------------------------------
 High Yield Portfolio -- Administrative         11.77             12.68        19,854     2004
   Class Shares                                  9.74             11.77        26,070     2003
                                                10.03              9.74        13,819     2002
                                                10.00             10.03           317     2001
----------------------------------------------------------------------------------------------
 Long-Term U.S. Government                      12.60             13.33        18,407     2004
   Portfolio -- Administrative Class            12.33             12.60        23,243     2003
   Shares                                       10.49             12.33        27,306     2002
                                                10.00             10.49        10,317     2001
----------------------------------------------------------------------------------------------
 Total Return                                   11.69             12.06        64,580     2004
   Portfolio -- Administrative Class            11.32             11.69        85,023     2003
   Shares                                       10.51             11.32        62,340     2002
                                                10.00             10.51         8,306     2001
----------------------------------------------------------------------------------------------
The Prudential Series Fund, Inc.
----------------------------------------------------------------------------------------------
 Jennison Portfolio -- Class II                 12.13             13.01            --     2004
                                                10.00             12.13            --     2003
----------------------------------------------------------------------------------------------
 Jennison 20/20 Focus                           12.34             13.98            --     2004
   Portfolio -- Class II                        10.00             12.34            --     2003
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------
 OTC Fund                                      $ 7.38            $ 7.94         8,330     2004
                                                 5.16              7.38         4,636     2003
                                                 8.58              5.16         5,514     2002
                                                10.00              8.58            --     2001
----------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Fund
Inc.
----------------------------------------------------------------------------------------------
 Salomon Brothers Variable All Cap              12.92             13.73            --     2004
   Fund -- Class II                             10.00             12.92            --     2003
----------------------------------------------------------------------------------------------
Scudder Variable Series II
----------------------------------------------------------------------------------------------
 Scudder Technology Growth                      14.95             14.92            --     2004
   Portfolio -- Class B Shares                  10.40             14.95            --     2003
                                                10.00             10.40            --     2002
----------------------------------------------------------------------------------------------
 SVS Dreman High Return Equity                  12.43             13.89            --     2004
   Portfolio -- Class B Shares                   9.61             12.43            --     2003
                                                10.00              9.61            --     2002
----------------------------------------------------------------------------------------------
 SVS Dreman Small Cap Value                     13.39             16.53            --     2004
   Portfolio -- Class B Shares                   9.61             13.39            --     2003
                                                10.00              9.61            --     2002
----------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------
 Comstock Portfolio -- Class II Shares          10.34             11.94         1,461     2004
                                                 8.03             10.34         1,315     2003
                                                10.00              8.03            --     2002
----------------------------------------------------------------------------------------------
 Emerging Growth Portfolio -- Class II           8.53              8.96            41     2004
   Shares                                        7.25              8.53            12     2003
                                                10.00              7.25            --     2002
----------------------------------------------------------------------------------------------





The following Portfolios were added to the product on April 29, 2005. Therefore, no Condensed Financial Information is available:



   AIM Variable Insurance Funds -- AIM V.I. Real Estate Fund -- Series II Shares


   American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II


   Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares


   Goldman Sachs Variable Insurance Trust -- Goldman Sachs Mid Cap Value Fund


   Merrill Lynch Variable Series Funds, Inc. -- Merrill Lynch Global Allocation V.I. Fund -- Class III Shares




   PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares




   PIMCO Variable Insurance Trust -- Low Duration Portfolio -- Administrative Class Shares


   The Prudential Series Fund, Inc. -- Natural Resources Portfolio -- Class II


   Salomon Brothers Variable Series Funds Inc -- Salomon Brothers Variable Total Return Fund -- Class II

   Each Annuitant Age 70 or Younger With the Enhanced Payment Benefit Option



                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Aggressive Growth Fund -- Series I shares                $12.45            $13.70          5,177    2004
                                                                      9.99             12.45          3,492    2003
                                                                     10.00              9.99             --    2002
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                      12.89             14.06         62,802    2004
                                                                     10.00             12.89         19,517    2003
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Blue Chip Fund -- Series I shares                         11.94             12.29          9,699    2004
                                                                      9.70             11.94          1,160    2003
                                                                     10.00              9.70             --    2002
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares               9.43              9.89         16,724    2004
                                                                      7.40              9.43         12,730    2003
                                                                     10.00              7.40          5,694    2002
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Growth Fund -- Series I shares                             8.90              9.48         16,434    2004
                                                                      6.89              8.90         17,646    2003
                                                                     10.00              6.89          8,091    2002
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Service II shares            10.00             10.63             --    2004
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund -- Series I shares                     8.63              8.98         29,888    2004
                                                                      7.01              8.63         29,648    2003
                                                                     10.00              7.01         18,661    2002
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B           13.17             13.62          9,531    2004
   (formerly, AllianceBernstein Technology Portfolio)                10.00             13.17          8,384    2003
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B            9.84             10.76        261,035    2004
                                                                      7.56              9.84        169,732    2003
                                                                     10.00              7.56         70,629    2002
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B         10.00             10.54          3,222    2004
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B             8.66              9.23         86,258    2004
   (formerly, AllianceBernstein Premier Growth Portfolio)             7.13              8.66         66,220    2003
                                                                     10.00              7.13         10,095    2002
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth -- Class B                       9.92             11.16          6,232    2004
                                                                      6.78              9.92          8,989    2003
                                                                     10.00              6.78          7,344    2002
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                 12.52             13.92         11,847    2004
                                                                      9.84             12.52          8,523    2003
                                                                     10.00              9.84             --    2002
-------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                   11.92             13.48          8,770    2004
                                                                      9.73             11.92          2,047    2003
                                                                     10.00              9.73             --    2002
-------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                        11.83             12.89         29,179    2004
                                                                      9.63             11.83            662    2003
                                                                     10.00              9.63             --    2002
-------------------------------------------------------------------------------------------------------------------

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. (continued)
---------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                  $12.61            $14.18         87,690    2004
                                                                              9.94             12.61         63,811    2003
                                                                             10.00              9.94             --    2002
---------------------------------------------------------------------------------------------------------------------------
Dreyfus
---------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial         12.63             14.23          3,913    2004
   Shares                                                                     9.75             12.63          1,353    2003
                                                                             10.00              9.75             --    2002
---------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                  9.88              9.78         57,513    2004
                                                                              9.99              9.88            550    2003
                                                                             10.00              9.99             --    2002
---------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial               8.77              9.17         18,353    2004
   Shares                                                                     7.08              8.77          2,414    2003
                                                                             10.00              7.08             --    2002
---------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                               10.10             10.22        250,029    2004
                                                                              9.97             10.10         28,306    2003
                                                                             10.00              9.97             --    2002
---------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                          13.30             13.90         33,095    2004
                                                                             10.40             13.30         13,554    2003
                                                                             10.00             10.40             --    2002
---------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
---------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                         10.00             10.62             --    2004
---------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
---------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                       11.75             12.73         71,122    2004
                                                                              9.80             11.75         37,414    2003
                                                                             10.00              9.80         12,646    2002
---------------------------------------------------------------------------------------------------------------------------
  Federated Kaufman Fund II -- Service Shares                                13.30             14.98         65,988    2004
                                                                              7.92             13.30         17,950    2003
                                                                             10.00              7.92          2,767    2002
---------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
---------------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                         10.00             10.35            519    2004
---------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                             11.08             12.55        266,394    2004
                                                                              8.78             11.08        135,316    2003
                                                                             10.00              8.78         60,564    2002
---------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2              11.83             11.79             97    2004
                                                                             10.00             11.83             --    2003
---------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                             10.05             11.00        213,582    2004
                                                                              7.85             10.05        102,175    2003
                                                                             10.00              7.85         33,456    2002
---------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                     8.88              9.01        103,478    2004
                                                                              6.81              8.88         62,076    2003
                                                                             10.00              6.81         20,580    2002
---------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                            9.89             10.27        120,440    2004
                                                                              8.15              9.89         33,551    2003
                                                                             10.00              8.15         19,172    2002
---------------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund (continued)
--------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                           $11.94            $14.64         146,394   2004
                                                                       8.77             11.94          95,913   2003
                                                                      10.00              8.77          48,119   2002
--------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Shares 2                  10.00             11.26           1,000   2004
--------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares         12.30             13.06          17,459   2004
                                                                       9.85             12.30           6,139   2003
                                                                      10.00              9.85              --   2002
--------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                     12.05             13.36          22,138   2004
                                                                       9.79             12.05           6,192   2003
                                                                      10.00              9.79              --   2002
--------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                 12.45             14.52          71,929   2004
                                                                       9.57             12.45          43,314   2003
                                                                      10.00              9.57              --   2002
--------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares            13.10             14.92           6,665   2004
                                                                      10.09             13.10             896   2003
                                                                      10.00             10.09              --   2002
--------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
--------------------------------------------------------------------------------------------------------------------
  Income Fund                                                         10.84             11.03         156,106   2004
                                                                      10.64             10.84          84,484   2003
                                                                      10.00             10.64           1,450   2002
--------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund (formerly, Mid-Cap Value Equity Fund)           10.49             11.98          85,624   2004
                                                                       8.02             10.49          60,649   2003
                                                                      10.00              8.02          28,293   2002
--------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                    0.99              0.98       1,138,513   2004
                                                                       1.00              0.99         689,523   2003
                                                                       1.00              1.00         449,804   2002
--------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                           9.64             10.15          51,834   2004
                                                                       7.60              9.64          36,081   2003
                                                                      10.00              7.60          11,446   2002
--------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                         12.48             16.25          46,125   2004
                                                                      10.00             12.48          13,021   2003
--------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                9.51             10.34         695,382   2004
                                                                       7.54              9.51         337,746   2003
                                                                      10.00              7.54          46,625   2002
--------------------------------------------------------------------------------------------------------------------
  Small-Cap Value Equity Fund                                         10.27             11.64         103,448   2004
                                                                       8.41             10.27          91,102   2003
                                                                      10.00              8.41          51,245   2002
--------------------------------------------------------------------------------------------------------------------
  Total Return Fund                                                   11.42             12.16         202,048   2004
                                                                      10.00             11.42          31,429   2003
--------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                     9.45             10.05          23,804   2004
                                                                       7.79              9.45          20,235   2003
                                                                      10.00              7.79          12,337   2002
--------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                    9.62             10.37          74,152   2004
                                                                       7.88              9.62          57,237   2003
                                                                      10.00              7.88          26,584   2002
--------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
Greenwich Street Series Fund
--------------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable Aggressive Growth Fund -- Class II             $12.56            $13.45          4,016    2004
                                                                            10.00             12.56          2,366    2003
--------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
--------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                      10.17             10.84        190,850    2004
                                                                             9.09             10.17        167,564    2003
                                                                            10.00              9.09         80,645    2002
--------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares (formerly, Capital Appreciation          9.97             11.58          4,628    2004
   Portfolio)                                                                8.43              9.97          3,856    2003
                                                                            10.00              8.43             --    2002
--------------------------------------------------------------------------------------------------------------------------
  Global Life Sciences Portfolio -- Service Shares                           9.42             10.59          2,737    2004
                                                                             7.59              9.42          2,674    2003
                                                                            10.00              7.59            198    2002
--------------------------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares                              8.59              8.50          4,611    2004
                                                                             5.96              8.59          4,316    2003
                                                                            10.00              5.96          3,896    2002
--------------------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares                           9.71             11.34         33,797    2004
                                                                             7.33              9.71         30,783    2003
                                                                            10.00              7.33          5,962    2002
--------------------------------------------------------------------------------------------------------------------------
  Large Cap Growth Portfolio -- Service Shares (formerly, Growth             9.16              9.39          8,425    2004
   Portfolio)                                                                7.08              9.16          9,756    2003
                                                                            10.00              7.08          6,285    2002
--------------------------------------------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio -- Service Shares                                10.27             12.17          7,352    2004
                                                                             7.74             10.27          6,079    2003
                                                                            10.00              7.74          5,577    2002
--------------------------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio -- Service Shares                               8.93              9.19         34,824    2004
                                                                             7.34              8.93         40,941    2003
                                                                            10.00              7.34         33,137    2002
--------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
--------------------------------------------------------------------------------------------------------------------------
  Bond Portfolio                                                            10.40             10.64         99,245    2004
                                                                            10.19             10.40         23,893    2003
                                                                            10.00             10.19             --    2002
--------------------------------------------------------------------------------------------------------------------------
  International Equity Portfolio                                            12.86             14.98          4,494    2004
                                                                             9.87             12.86            950    2003
                                                                            10.00              9.87             --    2002
--------------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                                   12.96             15.44        122,140    2004
                                                                            10.16             12.96         52,773    2003
                                                                            10.00             10.16             --    2002
--------------------------------------------------------------------------------------------------------------------------
  Small Company Portfolio                                                   12.86             16.09         15,882    2004
                                                                             9.61             12.86          4,609    2003
                                                                            10.00              9.61             --    2002
--------------------------------------------------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                      12.37             13.33          8,192    2004
                                                                             9.82             12.37          2,737    2003
                                                                            10.00              9.82             --    2002
--------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Basic Value V.I. Fund -- Class III Shares                $10.00            $10.87          2,080    2004
------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Large Cap Growth V.I. Fund -- Class III Shares            10.00             10.85          2,808    2004
------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Value Opportunities V.I. Fund -- Class III Shares
   (formerly, Merrill Lynch Small Cap Value V.I. Fund)                    10.00             11.21          1,463    2004
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares             8.73              9.37         82,552    2004
                                                                           7.24              8.73         51,479    2003
                                                                          10.00              7.24         20,603    2002
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                    9.23             10.09        178,250    2004
                                                                           7.70              9.23         86,862    2003
                                                                          10.00              7.70         35,076    2002
------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                      8.97              9.38         48,727    2004
                                                                           6.83              8.97         45,717    2003
                                                                          10.00              6.83          7,509    2002
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                  11.13             11.78         13,199    2004
                                                                          10.28             11.13          5,724    2003
                                                                          10.00             10.28             --    2002
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                      11.44             12.50         38,814    2004
                                                                          10.03             11.44          5,547    2003
                                                                          10.00             10.03             --    2002
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                         10.65             13.61         34,079    2004
                                                                           7.99             10.65          8,480    2003
                                                                          10.00              7.99          4,054    2002
------------------------------------------------------------------------------------------------------------------------
Nations Separate Account Trust
------------------------------------------------------------------------------------------------------------------------
  Nations Marsico Growth Portfolio                                        12.35             13.74         32,534    2004
                                                                          10.00             12.35         17,018    2003
------------------------------------------------------------------------------------------------------------------------
  Nations Marsico International Opportunities Portfolio                   13.38             15.35         29,327    2004
                                                                          10.00             13.38          8,270    2003
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Aggressive Growth Fund/VA -- Service Shares                 11.99             14.09          8,229    2004
                                                                          10.00             11.99          4,842    2003
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                          10.00             10.94         10,799    2004
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares              12.74             13.37        199,631    2004
                                                                           9.91             12.74         66,420    2003
                                                                          10.00              9.91             --    2002
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                 10.53             12.32        116,739    2004
                                                                           7.49             10.53         89,718    2003
                                                                          10.00              7.49         47,524    2002
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                        9.74             10.46        331,477    2004
                                                                           7.83              9.74        242,188    2003
                                                                          10.00              7.83        127,593    2002
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares             13.38             15.69         97,208    2004
                                                                           9.43             13.38         53,612    2003
                                                                          10.00              9.43             --    2002
------------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative        $10.72            $11.13          7,254    2004
    Class Shares                                                        10.65             10.72          3,381    2003
                                                                        10.00             10.65          3,186    2002
----------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                   11.74             12.66        130,738    2004
                                                                         9.71             11.74         76,350    2003
                                                                        10.00              9.71         39,904    2002
----------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative                 11.96             12.66        200,187    2004
    Class Shares                                                        11.70             11.96        130,619    2003
                                                                        10.00             11.70        101,339    2002
----------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                 11.05             11.41        507,955    2004
                                                                        10.69             11.05        389,832    2003
                                                                        10.00             10.69        242,867    2002
----------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                        12.12             13.02          5,487    2004
                                                                        10.00             12.12          4,620    2003
----------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                            12.32             13.99            965    2004
                                                                        10.00             12.32             --    2003
----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                               8.77              9.44         48,742    2004
                                                                         6.13              8.77         26,900    2003
                                                                        10.00              6.13         13,798    2002
----------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Fund Inc.
----------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable All Cap Fund -- Class II                    12.92             13.74          9,185    2004
                                                                        10.00             12.92          1,498    2003
----------------------------------------------------------------------------------------------------------------------
Scudder Variable Series II
----------------------------------------------------------------------------------------------------------------------
  Scudder Technology Growth Portfolio -- Class B Shares                 14.96             14.94          6,392    2004
                                                                        10.40             14.96          2,760    2003
                                                                        10.00             10.40             --    2002
----------------------------------------------------------------------------------------------------------------------
  SVS Dreman High Return Equity Portfolio -- Class B Shares             12.44             13.90         29,297    2004
                                                                         9.61             12.44         17,801    2003
                                                                        10.00              9.61             --    2002
----------------------------------------------------------------------------------------------------------------------
  SVS Dreman Small Cap Value Portfolio -- Class B Shares                13.40             16.55         20,023    2004
                                                                         9.62             13.40          3,257    2003
                                                                        10.00              9.62             --    2002
----------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                 10.35             11.95         61,659    2004
                                                                         8.05             10.35         23,679    2003
                                                                        10.00              8.05             --    2002
----------------------------------------------------------------------------------------------------------------------
  Emerging Growth Portfolio -- Class II Shares                           8.54              8.97          9,109    2004
                                                                         7.26              8.54          6,477    2003
                                                                        10.00              7.26             --    2002
----------------------------------------------------------------------------------------------------------------------

The following Portfolios were added to the product on April 29, 2005. Therefore, no Condensed Financial Information is available:



   AIM Variable Insurance Funds -- AIM V.I. Real Estate Fund -- Series II Shares


   American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II


   Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares


   Goldman Sachs Variable Insurance Trust -- Goldman Sachs Mid Cap Value Fund


   Merrill Lynch Variable Series Funds, Inc. -- Merrill Lynch Global Allocation V.I. Fund -- Class III Shares




   PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares




   PIMCO Variable Insurance Trust -- Low Duration Portfolio -- Administrative Class Shares


   The Prudential Series Fund, Inc. -- Natural Resources Portfolio -- Class II


   Salomon Brothers Variable Series Funds Inc -- Salomon Brothers Variable Total Return Fund -- Class II

        Each Annuitant Over Age 70 With Enhanced Payment Benefit Option



                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------
 AIM V.I. Aggressive Growth                    $12.42            $13.63            --     2004
   Fund -- Series I shares                       9.99             12.42            --     2003
                                                10.00              9.99            --     2002
----------------------------------------------------------------------------------------------
 AIM V.I. Basic Value Fund -- Series II         12.88             14.02         7,503     2004
   shares                                       10.00             12.88         6,296     2003
----------------------------------------------------------------------------------------------
 AIM V.I. Blue Chip Fund -- Series I            11.91             12.24            --     2004
   shares                                        9.70             11.91            --     2003
                                                10.00              9.70            --     2002
----------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation                   9.39              9.83         2,844     2004
   Fund -- Series I shares                       7.38              9.39         2,931     2003
                                                10.00              7.38            --     2002
----------------------------------------------------------------------------------------------
 AIM V.I. Growth Fund -- Series I shares         8.87              9.42         3,458     2004
                                                 6.88              8.87            30     2003
                                                10.00              6.88         1,967     2002
----------------------------------------------------------------------------------------------
 AIM V.I. International Growth
   Fund -- Series II shares                     10.00             10.62            --     2004
----------------------------------------------------------------------------------------------
 AIM V.I. Premier Equity Fund -- Series          8.59              8.93         7,267     2004
   I shares                                      7.00              8.59         6,455     2003
                                                10.00              7.00        15,527     2002
----------------------------------------------------------------------------------------------
AllianceBernstein Variable Products
Series Fund, Inc.
----------------------------------------------------------------------------------------------
 AllianceBernstein Global Technology
   Portfolio -- Class B (formerly,
   AllianceBernstein Technology                 13.15             13.57         3,077     2004
   Portfolio)                                   10.00             13.15         3,005     2003
----------------------------------------------------------------------------------------------
 AllianceBernstein Growth and Income             9.80             10.70        87,605     2004
   Portfolio -- Class B                          7.55              9.80        72,558     2003
                                                10.00              7.55        29,436     2002
----------------------------------------------------------------------------------------------
 AllianceBernstein International Value
   Portfolio -- Class B                         10.00             10.54            --     2004
----------------------------------------------------------------------------------------------
 AllianceBernstein Large Cap Growth
   Portfolio -- Class B (formerly,
   AllianceBernstein Premier Growth              8.62              9.18        19,610     2004
   Portfolio)                                    7.12              8.62        16,464     2003
                                                10.00              7.12         3,300     2002
----------------------------------------------------------------------------------------------
 AllianceBernstein Small Cap Growth              9.88             11.10            --     2004
   Portfolio -- Class B                          6.77              9.88            --     2003
                                                10.00              6.77            --     2002
----------------------------------------------------------------------------------------------
American Century Variable Portfolios,
Inc.
----------------------------------------------------------------------------------------------
 VP Income & Growth Fund -- Class I             12.49             13.86            --     2004
                                                 9.84             12.49            --     2003
                                                10.00              9.84            --     2002
----------------------------------------------------------------------------------------------
 VP International Fund -- Class I               11.89             13.42            --     2004
                                                 9.73             11.89            --     2003
                                                10.00              9.73            --     2002
----------------------------------------------------------------------------------------------
 VP Ultra Fund -- Class I                       11.80             12.83         1,061     2004
                                                 9.63             11.80           902     2003
                                                10.00              9.63            --     2002
----------------------------------------------------------------------------------------------
 VP Value Fund -- Class I                       12.57             14.12            --     2004
                                                 9.94             12.57            --     2003
                                                10.00              9.94            --     2002
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------------------
 Dreyfus Investment
   Portfolios -- MidCap Stock                  $12.60            $14.16            --     2004
   Portfolio --  Initial Shares                  9.75             12.60            --     2003
                                                10.00              9.75            --     2002
----------------------------------------------------------------------------------------------
 Dreyfus Variable Investment                     9.85              9.73         3,207     2004
   Fund -- Money Market Portfolio                9.99              9.85            --     2003
                                                10.00              9.99            --     2002
----------------------------------------------------------------------------------------------
 The Dreyfus Socially Responsible                8.74              9.12            --     2004
   Growth Fund, Inc. -- Initial Shares           7.06              8.74            --     2003
                                                10.00              7.06            --     2002
----------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                   10.07             10.17        73,987     2004
                                                 9.97             10.07         8,927     2003
                                                10.00              9.97            --     2002
----------------------------------------------------------------------------------------------
 VT Worldwide Health Sciences Fund              13.27             13.84         2,313     2004
                                                10.40             13.27         1,094     2003
                                                10.00             10.40            --     2002
----------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
----------------------------------------------------------------------------------------------
 Evergreen VA Omega Fund -- Class 2             10.00             10.60            --     2004
----------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------
 Federated High Income Bond Fund                11.70             12.66         8,133     2004
   II -- Service Shares                          9.78             11.70        10,220     2003
                                                10.00              9.78         1,030     2002
----------------------------------------------------------------------------------------------
 Federated Kaufman Fund II -- Service           13.28             14.93         5,995     2004
   Shares                                        7.90             13.28         3,471     2003
                                                10.00              7.90           427     2002
----------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products
Fund
----------------------------------------------------------------------------------------------
 VIP Asset Manager/SM/
   Portfolio -- Service Class 2                 10.00             10.34            --     2004
----------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio -- Service         11.04             12.48        29,932     2004
   Class 2                                       8.77             11.04        13,793     2003
                                                10.00              8.77         2,258     2002
----------------------------------------------------------------------------------------------
 VIP Dynamic Capital Appreciation               11.81             11.75            --     2004
   Portfolio -- Service Class 2                 10.00             11.81            --     2003
----------------------------------------------------------------------------------------------
 VIP Equity-Income Portfolio -- Service         10.01             10.94        60,159     2004
   Class 2                                       7.84             10.01        52,444     2003
                                                10.00              7.84        22,674     2002
----------------------------------------------------------------------------------------------
 VIP Growth Portfolio -- Service Class 2         8.85              8.96         7,706     2004
                                                 6.80              8.85         4,875     2003
                                                10.00              6.80         1,830     2002
----------------------------------------------------------------------------------------------
 VIP Growth & Income                             9.86             10.22         4,319     2004
   Portfolio -- Service Class 2                  8.13              9.86        13,084     2003
                                                10.00              8.13        10,477     2002
----------------------------------------------------------------------------------------------
 VIP Mid Cap Portfolio -- Service Class         11.89             14.56        38,518     2004
   2                                             8.76             11.89        44,549     2003
                                                10.00              8.76        42,836     2002
----------------------------------------------------------------------------------------------
 VIP Value Strategies
   Portfolio -- Service Class 2                 10.00             11.25            --     2004
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance
Products Trust
----------------------------------------------------------------------------------------------
 Franklin Large Cap Growth Securities          $12.27            $13.00             --    2004
   Fund -- Class 2 Shares                        9.85             12.27             --    2003
                                                10.00              9.85             --    2002
----------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund -- Class         12.02             13.30            906    2004
   2 Shares                                      9.79             12.02            906    2003
                                                10.00              9.79             --    2002
----------------------------------------------------------------------------------------------
 Templeton Foreign Securities                   12.41             14.45          2,253    2004
   Fund -- Class 2 Shares                        9.57             12.41            202    2003
                                                10.00              9.57             --    2002
----------------------------------------------------------------------------------------------
 Templeton Global Asset Allocation              13.07             14.85            734    2004
   Fund -- Class 2 Shares                       10.09             13.07            734    2003
                                                10.00             10.09             --    2002
----------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
----------------------------------------------------------------------------------------------
 Income Fund                                    10.81             10.97         14,741    2004
                                                10.62             10.81         13,639    2003
                                                10.00             10.62            160    2002
----------------------------------------------------------------------------------------------
 Mid-Cap Equity Fund (formerly, Mid-Cap         10.45             11.91         30,131    2004
   Value Equity Fund)                            8.01             10.45         32,636    2003
                                                10.00              8.01         19,610    2002
----------------------------------------------------------------------------------------------
 Money Market Fund                               0.99              0.98        467,693    2004
                                                 1.00              0.99        526,897    2003
                                                 1.00              1.00        686,286    2002
----------------------------------------------------------------------------------------------
 Premier Growth Equity Fund                      9.61             10.10          6,558    2004
                                                 7.59              9.61         10,227    2003
                                                10.00              7.59          1,455    2002
----------------------------------------------------------------------------------------------
 Real Estate Securities Fund                    12.46             16.20         13,025    2004
                                                10.00             12.46          9,370    2003
----------------------------------------------------------------------------------------------
 S&P 500(R) Index Fund                           9.48             10.28        110,320    2004
                                                 7.52              9.48        126,905    2003
                                                10.00              7.52         60,298    2002
----------------------------------------------------------------------------------------------
 Small-Cap Value Equity Fund                    10.23             11.57         17,147    2004
                                                 8.40             10.23         18,869    2003
                                                10.00              8.40         13,607    2002
----------------------------------------------------------------------------------------------
 Total Return Fund                              11.41             12.12         12,533    2004
                                                10.00             11.41         10,503    2003
----------------------------------------------------------------------------------------------
 U.S. Equity Fund                                9.41             10.00          8,543    2004
                                                 7.77              9.41          8,202    2003
                                                10.00              7.77          2,356    2002
----------------------------------------------------------------------------------------------
 Value Equity Fund                               9.59             10.31         24,854    2004
                                                 7.87              9.59         26,208    2003
                                                10.00              7.87          9,306    2002
----------------------------------------------------------------------------------------------
Greenwich Street Series Fund
----------------------------------------------------------------------------------------------
 Salomon Brothers Variable Aggressive           12.54             13.40          2,075    2004
   Growth Fund -- Class II                      10.00             12.54            163    2003
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares          $10.13            $10.78        128,209    2004
                                                 9.07             10.13        127,350    2003
                                                10.00              9.07        109,084    2002
----------------------------------------------------------------------------------------------
 Forty Portfolio -- Service
   Shares (formerly, Capital                     9.93             11.51          1,929    2004
   Appreciation Portfolio)                       8.41              9.93          2,041    2003
                                                10.00              8.41          3,613    2002
----------------------------------------------------------------------------------------------
 Global Life Sciences                            9.39             10.53          1,594    2004
   Portfolio -- Service Shares                   7.58              9.39             15    2003
                                                10.00              7.58          2,891    2002
----------------------------------------------------------------------------------------------
 Global Technology Portfolio -- Service          8.56              8.45          2,839    2004
   Shares                                        5.95              8.56             12    2003
                                                10.00              5.95          4,779    2002
----------------------------------------------------------------------------------------------
 International Growth                            9.67             11.27          6,131    2004
   Portfolio -- Service Shares                   7.32              9.67          5,991    2003
                                                10.00              7.32          1,352    2002
----------------------------------------------------------------------------------------------
 Large Cap Growth Portfolio -- Service           9.12              9.34          2,883    2004
   Shares (formerly, Growth Portfolio)           7.07              9.12             28    2003
                                                10.00              7.07          1,124    2002
----------------------------------------------------------------------------------------------
 Mid Cap Growth Portfolio -- Service            10.23             12.10          1,000    2004
   Shares                                        7.73             10.23             11    2003
                                                10.00              7.73          1,109    2002
----------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio -- Service           8.90              9.14          5,678    2004
   Shares                                        7.33              8.90             55    2003
                                                10.00              7.33          4,893    2002
----------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
----------------------------------------------------------------------------------------------
 Bond Portfolio                                 10.37             10.62          7,683    2004
                                                10.19             10.37            534    2003
                                                10.00             10.19             --    2002
----------------------------------------------------------------------------------------------
 International Equity Portfolio                 12.83             14.91          2,379    2004
                                                 9.87             12.83            973    2003
                                                10.00              9.87             --    2002
----------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio                        12.92             15.36          3,884    2004
                                                10.16             12.92          1,094    2003
                                                10.00             10.16             --    2002
----------------------------------------------------------------------------------------------
 Small Company Portfolio                        12.82             16.01          1,719    2004
                                                 9.61             12.82             40    2003
                                                10.00              9.61             --    2002
----------------------------------------------------------------------------------------------
 U.S. Large Cap Core Equity Portfolio              --             13.27          2,786    2004
                                                 9.82                --             --    2003
                                                10.00              9.82             --    2002
----------------------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds,
Inc.
----------------------------------------------------------------------------------------------
 Merrill Lynch Basic Value V.I.
   Fund -- Class III Shares                     10.00             10.85             --    2004
----------------------------------------------------------------------------------------------
 Merrill Lynch Large Cap Growth V.I.
   Fund -- Class III Shares                     10.00             10.84             --    2004
----------------------------------------------------------------------------------------------
 Merrill Lynch Value Opportunities V.I.
   Fund -- Class III Shares (formerly,
   Merrill Lynch Small Cap Value V.I.
   Fund)                                        10.00             11.19             --    2004
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock                 $ 8.70            $ 9.31         34,396    2004
   Series -- Service Class Shares                7.23              8.70         38,613    2003
                                                10.00              7.23         34,313    2002
----------------------------------------------------------------------------------------------
 MFS(R) Investors Trust                          9.19             10.03         11,501    2004
   Series -- Service Class Shares                7.68              9.19         13,905    2003
                                                10.00              7.68          7,610    2002
----------------------------------------------------------------------------------------------
 MFS(R) New Discovery Series -- Service          8.94              9.32          4,502    2004
   Class Shares                                  6.82              8.94          2,627    2003
                                                10.00              6.82            101    2002
----------------------------------------------------------------------------------------------
 MFS(R) Strategic Income                        11.10             11.73          1,208    2004
   Series -- Service Class Shares               10.28             11.10            952    2003
                                                10.00             10.28             --    2002
----------------------------------------------------------------------------------------------
 MFS(R) Total Return Series -- Service          11.41             12.44            643    2004
   Class Shares                                 10.03             11.41            175    2003
                                                10.00             10.03             --    2002
----------------------------------------------------------------------------------------------
 MFS(R) Utilities Series -- Service             10.61             13.53          5,013    2004
   Class Shares                                  7.97             10.61          2,712    2003
                                                10.00              7.97          1,548    2002
----------------------------------------------------------------------------------------------
Nations Separate Account Trust
----------------------------------------------------------------------------------------------
 Nations Marsico Growth Portfolio               12.33             13.69          7,853    2004
                                                10.00             12.33             --    2003
----------------------------------------------------------------------------------------------
 Nations Marsico International                  13.36             15.30          1,931    2004
   Opportunities Portfolio                      10.00             13.36          1,127    2003
----------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------
 Oppenheimer Aggressive Growth                  11.97             14.04            177    2004
   Fund/VA -- Service Shares                    10.00             11.97            101    2003
----------------------------------------------------------------------------------------------
 Oppenheimer Balanced
   Fund/VA -- Service Shares                    10.00             10.92            452    2004
----------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation               12.71             13.30          4,496    2004
   Fund/VA -- Service Shares                     9.91             12.71            997    2003
                                                10.00              9.91             --    2002
----------------------------------------------------------------------------------------------
 Oppenheimer Global Securities                  10.49             12.25         36,982    2004
   Fund/VA -- Service Shares                     7.48             10.49         37,800    2003
                                                10.00              7.48         19,752    2002
----------------------------------------------------------------------------------------------
 Oppenheimer Main Street                         9.71             10.40        144,709    2004
   Fund/VA -- Service Shares                     7.82              9.71        168,642    2003
                                                10.00              7.82        136,697    2002
----------------------------------------------------------------------------------------------
 Oppenheimer Main Street Small Cap              13.34             15.61         15,415    2004
   Fund/VA -- Service Shares                     9.43             13.34          8,173    2003
                                                10.00              9.43             --    2002
----------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------
 Foreign Bond Portfolio (U.S. Dollar            10.68             11.07          1,523    2004
   Hedged) -- Administrative Class              10.63             10.68             97    2003
   Shares                                       10.00             10.63          8,408    2002
----------------------------------------------------------------------------------------------
 High Yield Portfolio -- Administrative         11.70             12.59         26,261    2004
   Class Shares                                  9.70             11.70         22,290    2003
                                                10.00              9.70         12,000    2002
----------------------------------------------------------------------------------------------

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust (continued)
------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative            $11.91            $12.59         64,930    2004
   Class Shares                                                     11.68             11.91        105,328    2003
                                                                    10.00             11.68         92,981    2002
------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares             11.01             11.34        129,504    2004
                                                                    10.68             11.01        142,859    2003
                                                                    10.00             10.68        111,409    2002
------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                    12.10             12.98            622    2004
                                                                    10.00             12.10            670    2003
------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                        12.31             13.94             --    2004
                                                                    10.00             12.31             --    2003
------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                           8.74              9.38         26,709    2004
                                                                     6.12              8.74            634    2003
                                                                    10.00              6.12            699    2002
------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Fund Inc.
------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable All Cap Fund -- Class II                12.90             13.69             --    2004
                                                                    10.00             12.90             --    2003
------------------------------------------------------------------------------------------------------------------
Scudder Variable Series II
------------------------------------------------------------------------------------------------------------------
  Scudder Technology Growth Portfolio -- Class B Shares             14.92             14.87            582    2004
                                                                    10.40             14.92            582    2003
                                                                    10.00             10.40             --    2002
------------------------------------------------------------------------------------------------------------------
  SVS Dreman High Return Equity Portfolio -- Class B Shares         12.40             13.84             --    2004
                                                                     9.61             12.40             --    2003
                                                                    10.00              9.61             --    2002
------------------------------------------------------------------------------------------------------------------
  SVS Dreman Small Cap Value Portfolio -- Class B Shares            13.36             16.47            399    2004
                                                                     9.62             13.36             38    2003
                                                                    10.00              9.62             --    2002
------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                             10.31             11.89         14,166    2004
                                                                     8.03             10.31          7,135    2003
                                                                    10.00              8.03          2,539    2002
------------------------------------------------------------------------------------------------------------------
  Emerging Growth Portfolio -- Class II Shares                       8.51              8.92          1,970    2004
                                                                     7.26              8.51            842    2003
                                                                    10.00              7.26             --    2002
------------------------------------------------------------------------------------------------------------------

The following Portfolios were added to the product on April 29, 2005. Therefore, no Condensed Financial Information is available:



   AIM Variable Insurance Funds -- AIM V.I. Real Estate Fund -- Series II Shares


   American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II


   Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares


   Goldman Sachs Variable Insurance Trust -- Goldman Sachs Mid Cap Value Fund


   Merrill Lynch Variable Series Funds, Inc. -- Merrill Lynch Global Allocation V.I. Fund -- Class III Shares




   PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares




   PIMCO Variable Insurance Trust -- Low Duration Portfolio -- Administrative Class Shares


   The Prudential Series Fund, Inc. -- Natural Resources Portfolio -- Class II


   Salomon Brothers Variable Series Funds Inc -- Salomon Brothers Variable Total Return Fund -- Class II

Table of Contents

Statement of Additional Information





                                                                             Page
The Company.................................................................  B-3

The Separate Account........................................................  B-4

Additional Information About the Guarantee Account..........................  B-4

The Contracts...............................................................  B-5
   Transfer of Annuity Units................................................  B-5
   Net Investment Factor....................................................  B-5

Termination of Participation Agreements.....................................  B-6

Calculation of Performance Data.............................................  B-8
   Subaccounts Investing in GE Investments Funds, Inc. -- Money Market Fund
     and the Dreyfus Variable Investment Fund -- Money Market Portfolio.....  B-9
   Other Subaccounts........................................................ B-11
   Other Performance Data................................................... B-12

Tax Matters................................................................. B-13
   Taxation of GE Capital Life Assurance Company of New York................ B-13
   IRS Required Distributions............................................... B-14

General Provisions.......................................................... B-14
   Using the Contracts as Collateral........................................ B-14
   The Beneficiary.......................................................... B-15
   Non-Participating........................................................ B-15
   Misstatement of Age or Gender............................................ B-15
   Incontestability......................................................... B-15
   Statement of Values...................................................... B-15
   Trust as Owner or Beneficiary............................................ B-15
   Written Notice........................................................... B-15

Legal Developments Regarding Employment-Related Benefit Plans............... B-16

Experts..................................................................... B-16

Financial Statements........................................................ B-16


                 GE Capital Life Assurance Company of New York
                         622 Third Avenue, 33rd Floor
                           New York, New York 10017

                                Service Center
                            6610 West Broad Street
                           Richmond, Virginia 23230

                      A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 313-5282.

                      GE Capital Life Assurance Company of New York Variable Annuity Service Center
                      6610 West Broad Street
                      Richmond, Virginia 23230

                      Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form NY1155 4/00 to:

                      Name: ____________________________________________________

                      Address: _________________________________________________
                                                     Street

                      __________________________________________________________
                                      City               State      Zip

                      Signature of Requestor: __________________________________
                                                               Date

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                               Form NY1155 4/00

                                  Issued by:
                 GE Capital Life Assurance Company of New York
                      GE Capital Life Separate Account II
                         622 Third Avenue, 33rd Floor
                           New York, New York 10017

                                Service Center:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: 1-800-313-5282

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated April 29, 2005, for the Flexible Premium Variable Deferred Annuity Contract issued by GE Capital Life Assurance Company of New York through its GE Capital Life Separate Account II. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contract are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:     1-800-313-5282

Or write: GE Capital Life Assurance Company of New York
          Annuity Service Center
          6610 West Broad Street
          Richmond, Virginia 23230

Or visit: www.gefinancialservice.com

Or:       contact your financial representative


The date of this Statement of Additional Information is April 29, 2005.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ
 ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT AND THE PORTFOLIOS.

Table of Contents

Statement of Additional Information



                         The Company.......................................  B-3

                         The Separate Account..............................  B-4

                         Additional Information About the Guarantee Account  B-4

                         The Contracts.....................................  B-5
                            Transfer of Annuity Units......................  B-5
                            Net Investment Factor..........................  B-5

                         Termination of Participation Agreements...........  B-6

                         Calculation of Performance Data...................  B-8
                            Subaccounts Investing in GE Investments Funds,
                              Inc. -- Money Market Fund and the Dreyfus
                              Variable Investment Fund -- Money
                              Market Portfolio.............................  B-9
                            Other Subaccounts.............................. B-11
                            Other Performance Data......................... B-12

                         Tax Matters....................................... B-13
                            Taxation of GE Capital Life Assurance Company
                              of New York.................................. B-13
                            IRS Required Distributions..................... B-14

                         General Provisions................................ B-14
                            Using the Contracts as Collateral.............. B-14
                            The Beneficiary................................ B-15
                            Non-Participating.............................. B-15
                            Misstatement of Age or Gender.................. B-15
                            Incontestability............................... B-15
                            Statement of Values............................ B-15
                            Trust as Owner or Beneficiary.................. B-15
                            Written Notice................................. B-15

                         Legal Developments Regarding Employment-Related
                         Benefit Plans..................................... B-16

                         Experts........................................... B-16

                         Financial Statements.............................. B-16

THE COMPANY           We are a stock life insurance company that was
                      incorporated in the State of New York on February 23, 1988 under the name First GNA Life Insurance Company of
                      New York. In February 1990, we were transferred to a wholly-owned subsidiary of Great Northern Insured Annuity
                      Corporation from GNA Life Insurance Company. In October
                      1993, we were the surviving entity in a merger with United Pacific Reliance Life Insurance Company of New
                      York and as a result became partially-owned by United
                      Pacific Life Insurance Company ("UPL"). UPL later changed its name to General Electric Capital Assurance Company
                      ("GECA"). On February 1, 1996, we changed our name to GE Capital Life Assurance Company of New York
                      ("GECLANY"). In January 1999, we became a wholly-owned subsidiary of GECA when Great Northern Insured Annuity
                      Corporation merged with and into GECA.





                      On May 24, 2004, GEFAHI transferred substantially all of its assets to Genworth Financial, Inc. ("Genworth"), including all of the outstanding capital stock of GNA Corporation ("GNA"), our indirect parent and 800 shares of our common stock that GEFAHI had held directly. As a result, we became an indirect, wholly-owned subsidiary of Genworth. On May 25, 2004, Genworth's Class A common stock began trading on The New York Stock Exchange. Approximately 48% of Genworth's common stock is now owned by public shareholders. GEFAHI continues to own approximately 52% of Genworth's common stock.



                      On May 31, 2004, (1) Genworth contributed to GNA and GNA in turn contributed to GECA 800 shares of our common stock and (2) Federal paid a dividend to GECA consisting of 2,378 shares of our common stock. As a result of the foregoing contribution and dividend, we became a direct, wholly-owned subsidiary of GECA while remaining an indirect, wholly-owned subsidiary of Genworth.



                      We principally offer annuity contracts and life insurance policies. We do business in the State of New York. Our Home Office is located at 622 Third Avenue, 33rd
                      Floor, New York, New York 10017.



                      We are subject to regulation by the Department of Insurance of the State of New York. We file an annual Statement with the New York Commissioner of Insurance on or before March 1 of every year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Separate Account and assesses their adequacy, and a full examination of our operations is conducted by the Department of Insurance of the State of New York at least every five years.

THE SEPARATE          In accordance with the Board Resolution establishing the
ACCOUNT               Separate Account, such Separate Account will be divided
                      into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net premiums under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.



ADDITIONAL            The initial interest rate guarantee period for any
INFORMATION           allocation you make to the Guarantee Account will be one
ABOUT THE             year or longer. Subsequent interest rate guarantee
GUARANTEE             periods will each be at least one year. We may credit
ACCOUNT               additional rates of interest for specified periods from
                      time to time.

THE CONTRACTS

TRANSFER OF           At your request, Annuity Units may be transferred three
ANNUITY UNITS         times per calendar year from the Subaccounts in which
                      they are currently held (subject to certain restrictions described in the contract).

                      The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

                        (a) is the number of Annuity Units in the current
                            Subaccount desired to be transferred;

                        (b) is the Annuity Unit Value for the Subaccount in
                            which the Annuity Units are currently held; and

                        (c) is the Annuity Unit Value for the Subaccount to
                            which the transfer is made.

                      If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

NET INVESTMENT        The net investment factor measures investment performance
FACTOR                of the Subaccounts during a Valuation Period. Each
                      Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

                        (a) is the result of:

                            (1) the value of the net assets of that Subaccount
                                at the end of the preceding Valuation Period;
                                plus

                            (2) the investment income and capital gains,
                                realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

                            (3) the capital losses, realized or unrealized,
                                charged against those assets during the
                                Valuation Period; minus

                            (4) any amount charged against that Subaccount for
                                taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

                        (b) is the value of the net assets of that Subaccount
                            at the end of the preceding Valuation Period; and

                        (c) is a factor for the Valuation Period representing
                            the mortality and expense risk charge and the administrative expense charge.

                      We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.



TERMINATION OF        The participation agreements pursuant to which the
PARTICIPATION         Portfolios sell their shares to the Separate Account
AGREEMENTS            contain varying provisions regarding termination. The
                      following summarizes those provisions:


                      AIM Variable Insurance Funds. This agreement may be terminated by the parties upon six months' advance written notice.



                      AllianceBernstein Variable Products Series Fund,
                      Inc. This agreement may be terminated by the parties upon six months' advance written notice.


                      American Century Variable Portfolios, Inc. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.


                      American Century Variable Portfolios II, Inc. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.



                      Dreyfus. This agreement may be terminated by the parties upon six months' advance written notice.



                      Eaton Vance Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.



                      Evergreen Variable Annuity Trust. This agreement may be terminated by the parties upon six months' advance written notice.



                      Federated Insurance Series. This agreement may be terminated by the parties upon 180 days' advance written notice.

                      Fidelity Variable Insurance Products Fund. These agreements provide for termination upon 90 days' advance notice by either party.



                      Franklin Templeton Variable Insurance Products
                      Trust. This agreement may be terminated by the parties upon 60 days' advance written notice.


                      GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.


                      Goldman Sachs Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.



                      Greenwich Street Series Fund. This agreement may be terminated by the parties upon six months' advance written notice.



                      Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.


                      J.P. Morgan Series Trust II. This agreement may be terminated by the parties upon 180 days' notice unless a shorter time is agreed to by the parties.


                      Merrill Lynch Variable Series Funds, Inc. This agreement may be terminated by the parties upon six months' advance written notice.



                      MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.



                      Nations Separate Account Trust. This agreement may be terminated by the parties upon 60 days' advance written notice.

                      Oppenheimer Variable Account Funds. This agreement may be terminated by the parties upon six months' advance written notice.



                      PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.



                      The Prudential Series Fund, Inc. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.



                      Rydex Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.



                      Salomon Brothers Variable Series Fund Inc. The agreement may be terminated at the option of any party upon six months' advance written notice to the parties.



                      Scudder Variable Series II. The agreement may be terminated by the parties upon three months' advance written notice.



                      Van Kampen Life Investment Trust. This agreement may be terminated by the parties upon six months' advance written notice.


CALCULATION OF        From time to time, we may disclose total return, yield,
PERFORMANCE           and other performance data for the Subaccounts pertaining
DATA                  to the contracts. Such performance data will be computed,
                      or accompanied by performance data computed, in accordance with the standards defined by the SEC and the NASD.

                      The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

SUBACCOUNTS           From time to time, advertisements and sales literature
INVESTING IN THE      may quote the yield of the Subaccounts investing in the
GE INVESTMENTS        GE Investments Funds, Inc. -- Money Market Fund and the
FUNDS, INC. --        Dreyfus Variable Investment Fund -- Money Market
MONEY MARKET          Portfolio for a seven-day period, in a manner which does
FUND AND THE          not take into consideration any realized or unrealized
DREYFUS VARIABLE      gains or losses on shares of the corresponding money
INVESTMENT            market portfolio or on its portfolio securities. This
FUND -- MONEY         current annualized yield is computed by determining the
MARKET PORTFOLIO      net change (exclusive of realized gains and losses on the
                      sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE
                      Investments Funds, Inc. --Money Market Fund or the
                      Subaccount investing in the Dreyfus Variable Investment
                      Fund -- Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge that applies when each Annuitant is older than age
                      70 at issue (deducted daily at an effective annual rate of 1.50% of the hypothetical investment in the Separate
                      Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We also quote the yield of the Subaccounts investing in the GE Investments Funds,
                      Inc. -- Money Market Fund and the Dreyfus Variable
                      Investment Fund -- Money Market Portfolio in the same manner as described above except the mortality and expense risk charge that applies when each Annuitant is age 70 or younger at issue at an annual effective rate of 1.35% of the hypothetical investment in the Separate
                      Account. We assume for the purposes of the yield calculation that this charge will be waived. Current
                      Yield will be calculated according to the following formula:

                      Current Yield = ((NCP - ES)/UV) X (365/7)

                      where:

NCP =   the net change in the value of the investment Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the seven-day period.
UV  =   the unit value on the first day of the seven-day period.

                      We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

                      Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

                      where:

NCP =   the net change in the value of the investment Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the seven-day period.
UV  =   the unit value for the first day of the seven-day period.

                      The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments Funds, Inc. -- Money Market Fund's or the Dreyfus Variable Investment Fund -- Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund or Dreyfus Variable Investment Fund -- Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio will be lower than the yield for the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio.

                      Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

                      GE Investments Funds, Inc. -- Money Market Fund (For Annuitants older than age 70 when the contract is issued)


                 Current Yield:   0.17% as of December 31, 2004
                 Effective Yield: 0.17% as of December 31, 2004

                      GE Investments Funds, Inc. -- Money Market Fund (For Annuitants 70 and younger when the contract is issued)


                Current Yield:   -0.03% as of December 31, 2004
                Effective Yield: -0.03% as of December 31, 2004


                      Dreyfus Variable Investment Fund -- Money Market Portfolio (For Annuitants older than age 70 when the contract is issued)


                Current Yield:   -0.31% as of December 31, 2004
                Effective Yield: -0.31% as of December 31, 2004


                      Dreyfus Variable Investment Fund -- Money Market Portfolio (For Annuitants 70 and younger when the contract is issued)


                Current Yield:   -0.11% as of December 31, 2004
                Effective Yield: -0.11% as of December 31, 2004


                      Past Performance is not a Guarantee or Projection of Future Results.

OTHER SUBACCOUNTS     Standardized Total Return.  Sales literature or
                      advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

                      Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

                      For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

                         1. We calculate the unit value for each Valuation
                            Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge that applies when either Annuitant is older than age 70 at issue).

                         2. The annual contract charge is $30 deducted at the
                            beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.1% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.

                         3. The surrender charge will be determined by assuming
                            a surrender of the contract at the end of the period. Average annual total return for periods of nine years or less will therefore reflect the deduction of a surrender charge.

                         4. Standardized total return considers the charge for
                            the Enhanced Payment Benefit Option (equal to an annual rate of 0.15% of your daily net assets in the Separate Account).

                         5. Standardized total return does not reflect the
                            deduction of any premium taxes.

                         6. Standardized total return will then be calculated
                            according to the following formula:

                            TR = (ERV/P)/1/N-/1

                            where:


    TR  =   the average annual total return for the period.
    ERV =   the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.
    P   =   a hypothetical single investment of $1,000.
    N   =   the duration of the period (in years).


                      The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

OTHER PERFORMANCE     We may disclose cumulative total return in conjunction
DATA                  with the standardized format described above. The
                      cumulative total return will be calculated using the following formula:

                               CTR =   (ERV/P)-1

                      where:


CTR =   the cumulative total return for the period.
ERV =   the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.
P   =   a hypothetical single investment of $1,000.


                      Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

                      Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS


TAXATION OF GE        We do not expect to incur any Federal income tax
CAPITAL LIFE          liability attributable to investment income or capital
ASSURANCE COMPANY     gains retained as part of the reserves under the
OF NEW YORK           contracts. See the "Federal Tax Matters" section of the
                      prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for Federal income taxes. We will periodically review the question of a charge to the Separate Account for Federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur
                      Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.


                      We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS REQUIRED          In order to be treated as an annuity contract for Federal
DISTRIBUTIONS         income tax purposes, Section 72(s) of the Code requires
                      any Non-Qualified Contract to provide that:

                        (a) if any owner dies on or after the Annuity
                            Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

                        (b) if any owner dies prior to the Annuity Commencement
                            Date, the entire interest in the contract will be distributed:

                            (1) within five years after the date of that
                                owner's death; or

                            (2) as income payments which will begin within one
                                year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

                      The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.


                      Other rules apply to Qualified Contracts.


GENERAL
PROVISIONS

USING THE             A Non-Qualified Contract can be assigned as collateral
CONTRACTS AS          security. We must be notified in writing if a contract is
COLLATERAL            assigned. Any payment made before the assignment is
                      recorded at our Service Center will not be affected. We are not responsible for the validity of an assignment.
                      Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified
                      Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. See the "Federal Tax Matters" provision of the prospectus.


                      A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

THE BENEFICIARY       You may select one or more primary and contingent
                      beneficiaries during your lifetime upon application and by filing a written request with our Service Center. Each change of beneficiary revokes any previous designation.

NON-PARTICIPATING     The contract is non-participating. No dividends are
                      payable.

MISSTATEMENT OF       If the Annuitant's age or gender, if applicable, was
AGE OR GENDER         misstated on the contract data page, any contract
                      benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

INCONTESTABILITY      We will not contest the contract.

STATEMENT OF          At least once each year, we will send you a statement of
VALUES                values within 30 days after each report date. The
                      statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

TRUST AS OWNER OR     If a trust is named as the owner or beneficiary of this
BENEFICIARY           contract and subsequently exercises ownership rights or
                      claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

WRITTEN NOTICE        Any written notice should be sent to us at our Service
                      Center at 6610 West Broad Street, Richmond, Virginia
                      23230. The contract number and the Annuitant's full name must be included.

                      We will send all notices to the owner at the last known address on file with us.

LEGAL                 On July 6, 1983, the Supreme Court held in Arizona
DEVELOPMENTS          Governing Committee for Tax Deferred Annuity v. Norris,
REGARDING             463 U.S. 1073 (1983), that optional annuity benefits
EMPLOYMENT-           provided under an employee's deferred compensation plan
RELATED BENEFIT       could not, under Title VII of the Civil Rights Act of
PLANS                 1964, vary between men and women on the basis of gender.
                      The contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.


EXPERTS The financial statements of GE Capital Life Assurance Company of New York (the Company) as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, and the financial statements of GE Capital Life Separate Account II as of December 31, 2004 and for each of the years or lesser periods in the two-year period ended December 31, 2004, have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.





                      The report of KPMG LLP dated April 1, 2005 with respect to the financial statements of GE Capital Life Assurance Company of New York refers to a change in accounting for certain nontraditional long-duration contracts and for separate accounts in 2004 and its method of accounting for goodwill and other intangible assets in 2002.



FINANCIAL             This Statement of Additional Information contains the
STATEMENTS            financial statements for GE Capital Life Assurance
                      Company of New York (the Company), as of December 31 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004 and the financial statements of GE Capital Life Separate Account II, as of
                      December 31, 2004 and for each of the years or lesser periods in the two-year period then ended December 31, 2004. The financial statements of the Company included in the prospectus should be distinguished from the financial statements of GE Capital Life Separate Account II, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract.
                      Such financial statements of the Company should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                             Financial Statements

                         Year ended December 31, 2004

    (With Report of Independent Registered Public Accounting Firm Thereon)

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               Table of Contents

                               December 31, 2004

                                                       Page
                                                       ----
Independent Registered Public Accounting Firm's Report  F-1

Statements of Assets and Liabilities..................  F-3

Statements of Operations.............................. F-20

Statements of Changes in Net Assets................... F-37

Notes to Financial Statements......................... F-63

            Report of Independent Registered Public Accounting Firm

Contract Owners
GE Capital Life Separate Account II
  and
The Board of Directors
GE Capital Life Assurance Company of New York:

   We have audited the accompanying statements of assets and liabilities of GE Capital Life Separate Account II (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I Shares, AIM V.I. Basic Value Fund -- Series II Shares, AIM V.I. Blue Chip Fund -- Series I Shares, AIM V.I. Capital Appreciation Fund --Series I Shares, AIM V.I. Growth Fund -- Series I Shares, AIM V.I. International Growth Fund -- Series II Shares, AIM V.I. Premier Equity Fund -- Series I Shares; The Alger American Fund -- Alger American Growth Portfolio -- Class O Shares, Alger American Small Capitalization Portfolio -- Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio --Class B, AllianceBernstein Premier Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B, AllianceBernstein Technology Portfolio -- Class B; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra Fund -- Class I, VP Value
Fund -- Class I; Dreyfus -- Dreyfus Investment Portfolios -- Emerging Markets Portfolio -- Initial Shares, The Dreyfus Socially Responsible Growth Fund, Inc.
 -- Initial Shares, Dreyfus Investment Portfolios -- MidCap Stock
Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio,; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Income Fund of Boston, VT Worldwide Health Sciences Fund; Federated Insurance Series -- Federated American Leaders Fund II --Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated International Small Company Fund II, Federated Kaufmann Fund II -- Service Shares; Fidelity Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/ Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income
Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas
Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Mutual Shares Securities
Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation Fund -- Class 2 Shares, Templeton Global Income Securities -- Class I Shares; GE Investments Funds, Inc. -- Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Small-Cap Value Equity Fund, Total Return Fund, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; Greenwich Street Series Fund --Salomon Brothers Variable Aggressive Growth Fund -- Class II; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Capital Appreciation Portfolio -- Institutional Shares, Capital Appreciation Portfolio-Service Shares, Flexible Income Portfolio -- Institutional Shares, Global Life Sciences Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, Growth
Portfolio -- Institutional Shares, Growth Portfolio -- Service Shares, International Growth Portfolio -- Institutional Shares, International Growth Portfolio -- Service Shares, Mid Cap Growth Portfolio -- Institutional Shares, Mid Cap Growth Portfolio -- Service Shares, Worldwide Growth
Portfolio --Institutional Shares, Worldwide Growth Portfolio -- Service Shares; J.P. Morgan Series Trust II -- Bond Portfolio, International Equity Portfolio, Mid Cap Value Portfolio, Small Company Portfolio, U.S. Large Cap Core Equity Portfolio; Merrill Lynch Variable Series Fund, Inc. -- Merrill Lynch Basic Value V.I. Fund -- Class III Shares, Merrill Lynch Large Cap Growth V.I.
Fund -- Class III Shares, Merrill Lynch Value Opportunities V.I. Fund -- Class III Shares; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Nations Separate Account Trust -- Nations Marsico Growth Portfolio, Nations Marsico International Opportunities Portfolio; Oppenheimer Variable Account
Funds -- Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Aggressive Growth Fund/VA --Service Shares, Oppenheimer Balanced Fund/VA, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation Fund/VA -- Service Shares,

Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares; PBHG Insurance Series Fund, Inc. -- PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio; PIMCO Variable Insurance Trust --Foreign Bond Portfolio (U.S. Dollar
Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Total Return Portfolio -- Administrative Class Shares; The Prudential Series Fund, Inc. -- Jennison 20/20 Focus Portfolio -- Class II, Jennison Portfolio -- Class II Shares; Rydex Variable Trust -- OTC Fund; Salomon Brothers Variable Series Funds Inc -- Salomon Brothers Variable All Cap
Fund -- Class II, Salomon Brothers Variable Investors Fund -- Class I, Salomon Brothers Variable Strategic Bond Fund -- Class I, Salomon Brothers Variable Total Return Fund -- Class I; Scudder Variable Series II -- Scudder Technology Growth Portfolio -- Class B Shares, SVS Dreman High Return Equity
Portfolio -- Class B Shares, SVS Dreman Small Cap Value Portfolio -- Class B Shares; Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares, Emerging Growth Portfolio -- Class II Shares) as of December 31, 2004, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for the aforementioned funds for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the four year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting GE Capital Life Separate Account II as of December 31, 2004, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and their financial highlights for each of the years or lesser periods in the four year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
March 10, 2005

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                     Statements of Assets and Liabilities

                               December 31, 2004

                                                                              AIM Variable Insurance Funds
                              ---------------------------------------------------------------------------------------
                                  AIM V.I.          AIM V.I.        AIM V.I.           AIM V.I.          AIM V.I.
                              Aggressive Growth   Basic Value       Blue Chip    Capital Appreciation     Growth
                                   Fund --          Fund --          Fund --           Fund --            Fund --
                               Series I Shares  Series II Shares Series I Shares   Series I Shares    Series I Shares
                              ----------------- ---------------- --------------- -------------------- ---------------
Assets
Investments at fair
  value (note 2):............      $87,253         1,793,586         197,986           422,819            380,906
Dividend receivable..........           --                --              --                --                 --
Receivable for units sold....          343             2,151             517               488                138
                                   -------         ---------         -------           -------            -------
       Total assets..........       87,596         1,795,737         198,503           423,307            381,044
                                   -------         ---------         -------           -------            -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......            4                78               8                19                 17
Payable for units
  withdrawn..................           --                --              --                --                 --
                                   -------         ---------         -------           -------            -------
       Total liabilities.....            4                78               8                19                 17
                                   -------         ---------         -------           -------            -------
Net assets attributable
  to variable annuity
  contract owners............      $87,592         1,795,659         198,495           423,288            381,027
                                   =======         =========         =======           =======            =======
Investments in
  securities at cost.........      $74,777         1,622,758         185,273           380,620            290,873
                                   =======         =========         =======           =======            =======
Shares outstanding...........        7,369           152,516          28,819            18,635             23,732
                                   =======         =========         =======           =======            =======

                              -------------------------------------
                                    AIM V.I.          AIM V.I.
                              International Growth Premier Equity
                                    Fund --            Fund --
                                Series II Shares   Series I Shares
                              -------------------- ---------------
Assets
Investments at fair
  value (note 2):............       103,360           1,036,564
Dividend receivable..........            --                  --
Receivable for units sold....            --                 657
                                    -------           ---------
       Total assets..........       103,360           1,037,221
                                    -------           ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......             4                  44
Payable for units
  withdrawn..................            --                  --
                                    -------           ---------
       Total liabilities.....             4                  44
                                    -------           ---------
Net assets attributable
  to variable annuity
  contract owners............       103,356           1,037,177
                                    =======           =========
Investments in
  securities at cost.........        99,836             971,452
                                    =======           =========
Shares outstanding...........         5,260              48,665
                                    =======           =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


                                   The Alger American Fund
                              ---------------------------------- --------------------
                                                  Alger American
                                                      Small
                                Alger American    Capitalization  AllianceBernstein
                              Growth Portfolio --  Portfolio --   Growth and Income
                                Class O Shares    Class O Shares Portfolio -- Class B
                              ------------------- -------------- --------------------
Assets
Investments at fair
  value (note 2):............      $712,963          803,135          6,915,760
Dividend receivable..........            --               --                 --
Receivable for units sold....            --               --             14,669
                                   --------          -------          ---------
       Total assets..........       712,963          803,135          6,930,429
                                   --------          -------          ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......            28               31                302
Payable for units
  withdrawn..................            --              471                 --
                                   --------          -------          ---------
       Total liabilities.....            28              502                302
                                   --------          -------          ---------
Net assets attributable
  to variable annuity
  contract owners............      $712,935          802,633          6,930,127
                                   ========          =======          =========
Investments in
  securities at cost.........      $987,462          910,075          5,916,700
                                   ========          =======          =========
Shares outstanding...........        20,301           39,641            289,726
                                   ========          =======          =========

                                   AllianceBernstein Variable Products Series Fund, Inc.
                              ------------------------------------------------------------------------------------


                               AllianceBernstein    AllianceBernstein    AllianceBernstein    AllianceBernstein
                              International Value     Premier Growth      Small Cap Growth        Technology
                              Portfolio -- Class B Portfolio -- Class B Portfolio -- Class B Portfolio -- Class B
                              -------------------- -------------------- -------------------- --------------------
Assets
Investments at fair
  value (note 2):............        33,960             1,622,257             113,402              320,965
Dividend receivable..........            --                    --                  --                   --
Receivable for units sold....            --                 1,953                  60                   45
                                     ------             ---------             -------              -------
       Total assets..........        33,960             1,624,210             113,462              321,010
                                     ------             ---------             -------              -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......             1                    72                   6                   15
Payable for units
  withdrawn..................            --                    --                  --                   --
                                     ------             ---------             -------              -------
       Total liabilities.....             1                    72                   6                   15
                                     ------             ---------             -------              -------
Net assets attributable
  to variable annuity
  contract owners............        33,959             1,624,138             113,456              320,995
                                     ======             =========             =======              =======
Investments in
  securities at cost.........        32,016             1,440,292              85,693              292,669
                                     ======             =========             =======              =======
Shares outstanding...........         2,045                70,197               9,835               21,284
                                     ======             =========             =======              =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


                                         American Century Variable Portfolios, Inc.
                              ----------------------------------------------------------------- --------------------
                                                                                                      Dreyfus
                                                                                                     Investment
                                                                                                   Portfolios --
                               VP Income &                                                          MidCap Stock
                              Growth Fund -- VP International VP Ultra Fund -- VP Value Fund -- Portfolio -- Initial
                                 Class I     Fund -- Class I      Class I          Class I             Shares
                              -------------- ---------------- ---------------- ---------------- --------------------
Assets
Investments at fair
  value (note 2):............    $164,741        122,358          402,470         1,275,758            71,870
Dividend receivable..........          --             --               --                --                --
Receivable for units sold....         206             45               19               334                77
                                 --------        -------          -------         ---------            ------
       Total assets..........     164,947        122,403          402,489         1,276,092            71,947
                                 --------        -------          -------         ---------            ------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......           7              6               19                56                 4
Payable for units
  withdrawn..................          --             --               --                --                --
                                 --------        -------          -------         ---------            ------
       Total liabilities.....           7              6               19                56                 4
                                 --------        -------          -------         ---------            ------
Net assets attributable
  to variable annuity
  contract owners............    $164,940        122,397          402,470         1,276,036            71,943
                                 ========        =======          =======         =========            ======
Investments in
  securities at cost.........    $139,834        106,786          374,025         1,042,216            62,199
                                 ========        =======          =======         =========            ======
Shares outstanding...........      22,506         16,647           39,613           145,801             4,079
                                 ========        =======          =======         =========            ======

                                  Dreyfus
                              -----------------------------------
                                The Dreyfus
                                 Socially
                                Responsible    Dreyfus Variable
                               Growth Fund,   Investment Fund --
                              Inc. -- Initial    Money Market
                                  Shares          Portfolio
                              --------------- ------------------
Assets
Investments at fair
  value (note 2):............     267,916          759,006
Dividend receivable..........          --              368
Receivable for units sold....         106               94
                                  -------          -------
       Total assets..........     268,022          759,468
                                  -------          -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          12               33
Payable for units
  withdrawn..................          --               --
                                  -------          -------
       Total liabilities.....          12               33
                                  -------          -------
Net assets attributable
  to variable annuity
  contract owners............     268,010          759,435
                                  =======          =======
Investments in
  securities at cost.........     240,661          759,006
                                  =======          =======
Shares outstanding...........      10,644          759,006
                                  =======          =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                        Eaton Vance Variable Trust
                              ----------------------------------------------- ------------------

                                                                                  Federated
                                                               VT Worldwide    American Leaders
                              VT Floating-Rate VT Income Fund Health Sciences Fund II -- Primary
                                Income Fund      of Boston         Fund             Shares
                              ---------------- -------------- --------------- ------------------
Assets
Investments at fair
  value (note 2):............    $5,584,582          --           803,047          719,429
Dividend receivable..........        14,556          --                --               --
Receivable for units sold....           810          --               560               --
                                 ----------          --           -------          -------
       Total assets..........     5,599,948          --           803,607          719,429
                                 ----------          --           -------          -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......           245          --                35               28
Payable for units
  withdrawn..................            --          --                --               --
                                 ----------          --           -------          -------
       Total liabilities.....           245          --                35               28
                                 ----------          --           -------          -------
Net assets attributable
  to variable annuity
  contract owners............    $5,599,703          --           803,572          719,401
                                 ==========          ==           =======          =======
Investments in
  securities at cost.........    $5,582,645          --           758,322          672,435
                                 ==========          ==           =======          =======
Shares outstanding...........       552,929          --            71,445           34,805
                                 ==========          ==           =======          =======

                                         Federated Insurance Series
                              -------------------------------------------------------------------
                                                                                      Federated
                                                  Federated High     Federated High    Kaufmann
                                                   Income Bond        Income Bond     Fund II --
                              Federated Capital Fund II -- Primary Fund II -- Service  Service
                               Income Fund II         Shares             Shares         Shares
                              ----------------- ------------------ ------------------ ----------
Assets
Investments at fair
  value (note 2):............      471,448           400,556           2,241,218      1,712,947
Dividend receivable..........           --                --                  --             --
Receivable for units sold....           --                --               1,563          1,011
                                   -------           -------           ---------      ---------
       Total assets..........      471,448           400,556           2,242,781      1,713,958
                                   -------           -------           ---------      ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......           18                15                  95             75
Payable for units
  withdrawn..................           --                --                  --             --
                                   -------           -------           ---------      ---------
       Total liabilities.....           18                15                  95             75
                                   -------           -------           ---------      ---------
Net assets attributable
  to variable annuity
  contract owners............      471,430           400,541           2,242,686      1,713,883
                                   =======           =======           =========      =========
Investments in
  securities at cost.........      621,775           385,782           2,101,740      1,526,241
                                   =======           =======           =========      =========
Shares outstanding...........       53,151            48,848             274,323        131,260
                                   =======           =======           =========      =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                         Fidelity Variable Insurance Products Fund
                              -------------------------------------------------------------------------------------------------
                                                                                                    VIP Dynamic
                                VIP Asset       VIP Asset                                             Capital      VIP Equity-
                                Manager/SM      Manager/SM    VIP Contrafund(R) VIP Contrafund(R)  Appreciation      Income
                              /Portfolio --   /Portfolio --     Portfolio --      Portfolio --     Portfolio --   Portfolio --
                              Initial Class  Service Class 2    Initial Class    Service Class 2  Service Class 2 Initial Class
                              -------------- ---------------- ----------------- ----------------- --------------- -------------
Assets
Investments at fair
  value (note 2):............    $321,215         17,078          2,875,893         6,386,206          7,217        2,301,213
Dividend receivable..........          --             --                 --                --             --               --
Receivable for units sold....          --             --                 --             7,768             --               --
                                 --------         ------          ---------         ---------          -----        ---------
       Total assets..........     321,215         17,078          2,875,893         6,393,974          7,217        2,301,213
                                 --------         ------          ---------         ---------          -----        ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          12              1                111               274              2               89
Payable for units
  withdrawn..................          --             --                 --                --             --               62
                                 --------         ------          ---------         ---------          -----        ---------
       Total liabilities.....          12              1                111               274              2              151
                                 --------         ------          ---------         ---------          -----        ---------
Net assets attributable
  to variable annuity
  contract owners............    $321,203         17,077          2,875,782         6,393,700          7,215        2,301,062
                                 ========         ======          =========         =========          =====        =========
Investments in
  securities at cost.........    $320,561         16,783          2,582,556         5,480,335          6,624        2,018,996
                                 ========         ======          =========         =========          =====        =========
Shares outstanding...........      21,631          1,167            108,035           242,361          1,015           90,706
                                 ========         ======          =========         =========          =====        =========

                              ------------------------------

                                VIP Equity-   VIP Growth &
                                  Income         Income
                               Portfolio --   Portfolio --
                              Service Class 2 Initial Class
                              --------------- -------------
Assets
Investments at fair
  value (note 2):............    6,155,447      1,137,686
Dividend receivable..........           --             --
Receivable for units sold....        8,373             --
                                 ---------      ---------
       Total assets..........    6,163,820      1,137,686
                                 ---------      ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          265             44
Payable for units
  withdrawn..................           --             --
                                 ---------      ---------
       Total liabilities.....          265             44
                                 ---------      ---------
Net assets attributable
  to variable annuity
  contract owners............    6,163,555      1,137,642
                                 =========      =========
Investments in
  securities at cost.........    5,311,449      1,112,502
                                 =========      =========
Shares outstanding...........      245,335         81,789
                                 =========      =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


                                                        Fidelity Variable Insurance Products Fund (continued)
                              -----------------------------------------------------------------------------------------
                               VIP Growth &    VIP Growth
                                  Income      Opportunities  VIP Growth     VIP Growth      VIP Mid Cap   VIP Overseas
                               Portfolio --   Portfolio --  Portfolio --   Portfolio --    Portfolio --   Portfolio --
                              Service Class 2 Initial Class Initial Class Service Class 2 Service Class 2 Initial Class
                              --------------- ------------- ------------- --------------- --------------- -------------
Assets
Investments at fair
  value (note 2):............   $2,612,904       564,291      1,492,163      1,911,132       5,755,271       768,511
Dividend receivable..........           --            --             --             --              --            --
Receivable for units sold....        2,466            --             13          3,274          19,272            --
                                ----------       -------      ---------      ---------       ---------       -------
       Total assets..........    2,615,370       564,291      1,492,176      1,914,406       5,774,543       768,511
                                ----------       -------      ---------      ---------       ---------       -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          112            22             58             82             246            30
Payable for units
  withdrawn..................           --            --             --             --              --           545
                                ----------       -------      ---------      ---------       ---------       -------
       Total liabilities.....          112            22             58             82             246           575
                                ----------       -------      ---------      ---------       ---------       -------
Net assets attributable
  to variable annuity
  contract owners............   $2,615,258       564,269      1,492,118      1,914,324       5,774,297       767,936
                                ==========       =======      =========      =========       =========       =======
Investments in
  securities at cost.........   $2,418,409       642,659      1,926,432      1,767,439       4,415,951       723,605
                                ==========       =======      =========      =========       =========       =======
Shares outstanding...........      190,584        35,115         46,616         60,402         192,613        43,865
                                ==========       =======      =========      =========       =========       =======

                              ----------------
                                 VIP Value
                                Strategies
                               Portfolio --
                              Service Class 2
                              ---------------
Assets
Investments at fair
  value (note 2):............     131,296
Dividend receivable..........          --
Receivable for units sold....          --
                                  -------
       Total assets..........     131,296
                                  -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......           6
Payable for units
  withdrawn..................          --
                                  -------
       Total liabilities.....           6
                                  -------
Net assets attributable
  to variable annuity
  contract owners............     131,290
                                  =======
Investments in
  securities at cost.........     117,930
                                  =======
Shares outstanding...........       9,285
                                  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


                                                      Franklin Templeton Variable Insurance Products Trust
                              ----------------------------------------------------------------------------------
                                                                                                  Templeton
                                 Franklin Large Cap       Mutual Shares    Templeton Foreign     Global Asset
                              Growth Securities Fund -- Securities Fund -- Securities Fund -- Allocation Fund --
                                   Class 2 Shares         Class 2 Shares     Class 2 Shares     Class 2 Shares
                              ------------------------- ------------------ ------------------ ------------------
Assets
Investments at fair
  value (note 2):............         $255,193               371,407           1,146,322           125,202
Dividend receivable..........               --                    --                  --                --
Receivable for units sold....              198                    --                 416               168
                                      --------               -------           ---------           -------
       Total assets..........          255,391               371,407           1,146,738           125,370
                                      --------               -------           ---------           -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......               11                    17                  50                 7
Payable for units
  withdrawn..................               --                    --                  --                --
                                      --------               -------           ---------           -------
       Total liabilities.....               11                    17                  50                 7
                                      --------               -------           ---------           -------
Net assets attributable
  to variable annuity
  contract owners............         $255,380               371,390           1,146,688           125,363
                                      ========               =======           =========           =======
Investments in
  securities at cost.........         $233,541               329,203             960,940           107,537
                                      ========               =======           =========           =======
Shares outstanding...........           17,127                22,320              79,883             5,976
                                      ========               =======           =========           =======

                              -------------------
                                  Templeton
                                Global Income
                              Securities Fund --
                                Class I Shares
                              ------------------
Assets
Investments at fair
  value (note 2):............       4,003
Dividend receivable..........          --
Receivable for units sold....          --
                                    -----
       Total assets..........       4,003
                                    -----
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          --
Payable for units
  withdrawn..................          --
                                    -----
       Total liabilities.....          --
                                    -----
Net assets attributable
  to variable annuity
  contract owners............       4,003
                                    =====
Investments in
  securities at cost.........       4,000
                                    =====
Shares outstanding...........         253
                                    =====

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  GE Investments Funds, Inc.
                              --------------------------------------------------------------------------------------------------
                              Global Income             International Mid-Cap Equity Money Market Premier Growth   Real Estate
                                  Fund      Income Fund  Equity Fund       Fund          Fund      Equity Fund   Securities Fund
                              ------------- ----------- ------------- -------------- ------------ -------------- ---------------
Assets
Investments at fair
  value (note 2):............   $214,579     4,149,685     214,565      4,922,913     6,241,837     2,918,972       2,430,867
Dividend receivable..........         --            --          --             --         9,640            --              --
Receivable for units sold....         14         1,604          --          1,563         2,184         1,189              --
                                --------     ---------     -------      ---------     ---------     ---------       ---------
       Total assets..........    214,593     4,151,289     214,565      4,924,476     6,253,661     2,920,161       2,430,867
                                --------     ---------     -------      ---------     ---------     ---------       ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          8           174           8            204           260           118             102
Payable for units
  withdrawn..................         --            --          --             --            --            --             641
                                --------     ---------     -------      ---------     ---------     ---------       ---------
       Total liabilities.....          8           174           8            204           260           118             743
                                --------     ---------     -------      ---------     ---------     ---------       ---------
Net assets attributable
  to variable annuity
  contract owners............   $214,585     4,151,115     214,557      4,924,272     6,253,401     2,920,043       2,430,124
                                ========     =========     =======      =========     =========     =========       =========
Investments in
  securities at cost.........   $183,934     4,347,011     155,543      4,404,178     6,241,837     2,758,640       2,152,026
                                ========     =========     =======      =========     =========     =========       =========
Shares outstanding...........     17,690       338,750      21,984        268,571     6,241,837        38,946         124,405
                                ========     =========     =======      =========     =========     =========       =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004



                                                   GE Investments Funds, Inc. (continued)
                              --------------------------------------------------------------------------------

                              S&P 500(R)  Small-Cap Value
                              Index Fund    Equity Fund   Total Return Fund U.S. Equity Fund Value Equity Fund
                              ----------- --------------- ----------------- ---------------- -----------------
Assets
Investments at fair
  value (note 2):............ $31,012,428    4,706,980        8,855,301        3,688,863         1,656,833
Dividend receivable..........          --           --               --               --                --
Receivable for units sold....     113,576        4,503           46,620            2,902               992
                              -----------    ---------        ---------        ---------         ---------
       Total assets..........  31,126,004    4,711,483        8,901,921        3,691,765         1,657,825
                              -----------    ---------        ---------        ---------         ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......       1,275          197              366              146                73
Payable for units
  withdrawn..................          --           --               --               --                --
                              -----------    ---------        ---------        ---------         ---------
       Total liabilities.....       1,275          197              366              146                73
                              -----------    ---------        ---------        ---------         ---------
Net assets attributable
  to variable annuity
  contract owners............ $31,124,729    4,711,286        8,901,555        3,691,619         1,657,752
                              ===========    =========        =========        =========         =========
Investments in
  securities at cost......... $28,761,820    4,093,023        8,415,572        3,572,799         1,425,890
                              ===========    =========        =========        =========         =========
Shares outstanding...........   1,390,692      345,593          554,496          109,755           169,584
                              ===========    =========        =========        =========         =========

                                Goldman Sachs Variable
                                    Insurance Trust
                              ---------------------------
                              Goldman Sachs Goldman Sachs
                               Growth and      Mid Cap
                               Income Fund   Value Fund
                              ------------- -------------
Assets
Investments at fair
  value (note 2):............    499,203      1,898,299
Dividend receivable..........         --             --
Receivable for units sold....         --             --
                                 -------      ---------
       Total assets..........    499,203      1,898,299
                                 -------      ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......         19             73
Payable for units
  withdrawn..................         --            132
                                 -------      ---------
       Total liabilities.....         19            205
                                 -------      ---------
Net assets attributable
  to variable annuity
  contract owners............    499,184      1,898,094
                                 =======      =========
Investments in
  securities at cost.........    427,842      1,418,937
                                 =======      =========
Shares outstanding...........     42,630        124,234
                                 =======      =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


                                  Greenwich
                                Street Series
                                    Fund                                                Janus Aspen Series
                              ----------------- ---------------------------------------------------------------------
                                                                                Capital      Capital      Flexible
                              Salomon Brothers    Balanced                   Appreciation  Appreciation    Income
                                  Variable      Portfolio --     Balanced    Portfolio --  Portfolio -- Portfolio --
                              Aggressive Growth Institutional  Portfolio --  Institutional   Service    Institutional
                              Fund -- Class II     Shares     Service Shares    Shares        Shares       Shares
                              ----------------- ------------- -------------- ------------- ------------ -------------
Assets
Investments at fair
  value (note 2):............     $202,191        4,915,818     5,656,867      3,836,474     502,701       391,510
Dividend receivable..........           --               --            --             --          --            --
Receivable for units sold....           --               --        10,728             --         964            --
                                  --------        ---------     ---------      ---------     -------       -------
       Total assets..........      202,191        4,915,818     5,667,595      3,836,474     503,665       391,510
                                  --------        ---------     ---------      ---------     -------       -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......            9              190           250            148          21            15
Payable for units
  withdrawn..................           --               --            --             --          --            --
                                  --------        ---------     ---------      ---------     -------       -------
       Total liabilities.....            9              190           250            148          21            15
                                  --------        ---------     ---------      ---------     -------       -------
Net assets attributable
  to variable annuity
  contract owners............     $202,182        4,915,628     5,667,345      3,836,326     503,644       391,495
                                  ========        =========     =========      =========     =======       =======
Investments in
  securities at cost.........     $189,454        4,948,862     5,087,035      4,361,608     421,691       389,372
                                  ========        =========     =========      =========     =======       =======
Shares outstanding...........        9,605          201,551       224,123        156,081      20,611        32,250
                                  ========        =========     =========      =========     =======       =======



                              ------------------------------

                               Global Life       Global
                                 Sciences      Technology
                               Portfolio --   Portfolio --
                              Service Shares Service Shares
                              -------------- --------------
Assets
Investments at fair
  value (note 2):............    157,732         83,286
Dividend receivable..........         --             --
Receivable for units sold....         --             34
                                 -------         ------
       Total assets..........    157,732         83,320
                                 -------         ------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          8              5
Payable for units
  withdrawn..................         --             --
                                 -------         ------
       Total liabilities.....          8              5
                                 -------         ------
Net assets attributable
  to variable annuity
  contract owners............    157,724         83,315
                                 =======         ======
Investments in
  securities at cost.........    123,717         74,218
                                 =======         ======
Shares outstanding...........     20,042         23,461
                                 =======         ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                        Janus Aspen Series (continued)
                              --------------------------------------------------------------------------------------
                                                           International                   Mid Cap
                                 Growth                       Growth     International     Growth        Mid Cap
                              Portfolio --      Growth     Portfolio --      Growth     Portfolio --      Growth
                              Institutional  Portfolio --  Institutional  Portfolio --  Institutional  Portfolio --
                                 Shares     Service Shares    Shares     Service Shares    Shares     Service Shares
                              ------------- -------------- ------------- -------------- ------------- --------------
Assets
Investments at fair
  value (note 2):............  $2,124,612      361,095       1,489,226      825,841       3,284,380      395,202
Dividend receivable..........          --           --              --           --              --           --
Receivable for units sold....          --           63              --           --              --           --
                               ----------      -------       ---------      -------       ---------      -------
       Total assets..........   2,124,612      361,158       1,489,226      825,841       3,284,380      395,202
                               ----------      -------       ---------      -------       ---------      -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          82           15              57           35             127           17
Payable for units
  withdrawn..................          --           --              --           --              --           --
                               ----------      -------       ---------      -------       ---------      -------
       Total liabilities.....          82           15              57           35             127           17
                               ----------      -------       ---------      -------       ---------      -------
Net assets attributable
  to variable annuity
  contract owners............  $2,124,530      361,143       1,489,169      825,806       3,284,253      395,185
                               ==========      =======       =========      =======       =========      =======
Investments in
  securities at cost.........  $2,955,492      306,416       1,791,416      683,567       5,638,036      301,741
                               ==========      =======       =========      =======       =========      =======
Shares outstanding...........     105,860       18,200          54,791       30,655         127,104       15,584
                               ==========      =======       =========      =======       =========      =======

                              -----------------------------
                                Worldwide
                                 Growth       Worldwide
                              Portfolio --      Growth
                              Institutional  Portfolio --
                                 Shares     Service Shares
                              ------------- --------------
Assets
Investments at fair
  value (note 2):............   2,030,379      674,819
Dividend receivable..........          --           --
Receivable for units sold....          --          141
                                ---------      -------
       Total assets..........   2,030,379      674,960
                                ---------      -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          78           29
Payable for units
  withdrawn..................          --           --
                                ---------      -------
       Total liabilities.....          78           29
                                ---------      -------
Net assets attributable
  to variable annuity
  contract owners............   2,030,301      674,931
                                =========      =======
Investments in
  securities at cost.........   2,976,361      598,130
                                =========      =======
Shares outstanding...........      75,817       25,350
                                =========      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


                                                        J.P. Morgan Series Trust II
                              -------------------------------------------------------------------------------



                                              International   Mid Cap Value Small Company U.S. Large Cap Core
                              Bond Portfolio Equity Portfolio   Portfolio     Portfolio    Equity Portfolio
                              -------------- ---------------- ------------- ------------- -------------------
Assets
Investments at fair
  value (note 2):............   $1,269,006       102,809        2,188,084      356,794          169,346
Dividend receivable..........           --            --               --           --               --
Receivable for units sold....        1,821            --            3,507          111               88
                                ----------       -------        ---------      -------          -------
       Total assets..........    1,270,827       102,809        2,191,591      356,905          169,434
                                ----------       -------        ---------      -------          -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......           56             5               96           16                9
Payable for units
  withdrawn..................           --            --               --           --               --
                                ----------       -------        ---------      -------          -------
       Total liabilities.....           56             5               96           16                9
                                ----------       -------        ---------      -------          -------
Net assets attributable
  to variable annuity
  contract owners............   $1,270,771       102,804        2,191,495      356,889          169,425
                                ==========       =======        =========      =======          =======
Investments in
  securities at cost.........   $1,253,494        90,993        1,808,439      287,194          155,827
                                ==========       =======        =========      =======          =======
Shares outstanding...........      104,273         9,245           84,417       19,955           12,461
                                ==========       =======        =========      =======          =======

                                   Merrill Lynch Variable Series Fund, Inc.
                              --------------------------------------------------
                                                Merrill Lynch    Merrill Lynch
                               Merrill Lynch      Large Cap          Value
                                Basic Value      Growth V.I.     Opportunities
                                V.I. Fund --       Fund --        V.I. Fund --
                              Class III Shares Class III Shares Class III Shares
                              ---------------- ---------------- ----------------
Assets
Investments at fair
  value (note 2):............      86,319           30,481           74,015
Dividend receivable..........          --               --               --
Receivable for units sold....          --               --               --
                                   ------           ------           ------
       Total assets..........      86,319           30,481           74,015
                                   ------           ------           ------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......           5                1                4
Payable for units
  withdrawn..................          --               --               --
                                   ------           ------           ------
       Total liabilities.....           5                1                4
                                   ------           ------           ------
Net assets attributable
  to variable annuity
  contract owners............      86,314           30,480           74,011
                                   ======           ======           ======
Investments in
  securities at cost.........      81,103           27,625           90,038
                                   ======           ======           ======
Shares outstanding...........       5,502            3,063            8,224
                                   ======           ======           ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


                                                                     MFS(R) Variable Insurance Trust
                              -------------------------------------------------------------------------------------------
                              MFS(R) Investors  MFS(R) Investors     MFS(R) New      MFS(R) Strategic
                                Growth Stock    Trust Series --  Discovery Series -- Income Series -- MFS(R) Total Return
                              Series -- Service  Service Class      Service Class     Service Class    Series -- Service
                                Class Shares         Shares            Shares             Shares         Class Shares
                              ----------------- ---------------- ------------------- ---------------- -------------------
Assets
Investments at fair
  value (note 2):............    $2,074,443        2,676,685            998,221          235,754            667,936
Dividend receivable..........            --               --                 --               --                 --
Receivable for units sold....         2,433            3,625              1,824               56                204
                                 ----------        ---------          ---------          -------            -------
       Total assets..........     2,076,876        2,680,310          1,000,045          235,810            668,140
                                 ----------        ---------          ---------          -------            -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......            90              116                 43               11                 29
Payable for units
  withdrawn..................            --               --                 --               --                 --
                                 ----------        ---------          ---------          -------            -------
       Total liabilities.....            90              116                 43               11                 29
                                 ----------        ---------          ---------          -------            -------
Net assets attributable
  to variable annuity
  contract owners............    $2,076,786        2,680,194          1,000,002          235,799            668,111
                                 ==========        =========          =========          =======            =======
Investments in
  securities at cost.........    $1,831,976        2,380,713            863,301          225,448            605,901
                                 ==========        =========          =========          =======            =======
Shares outstanding...........       222,103          148,787             67,860           21,182             31,432
                                 ==========        =========          =========          =======            =======

                                                 Nations Separate Account Trust
                              --------------------------------------------------
                                                                 Nations Marsico
                              MFS(R) Utilities                    International
                              Series -- Service Nations Marsico   Opportunities
                                Class Shares    Growth Portfolio    Portfolio
                              ----------------- ---------------- ---------------
Assets
Investments at fair
  value (note 2):............     1,252,644        1,822,235        2,229,967
Dividend receivable..........            --               --               --
Receivable for units sold....         1,421              258               67
                                  ---------        ---------        ---------
       Total assets..........     1,254,065        1,822,493        2,230,034
                                  ---------        ---------        ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......            53               78               93
Payable for units
  withdrawn..................            --               --               --
                                  ---------        ---------        ---------
       Total liabilities.....            53               78               93
                                  ---------        ---------        ---------
Net assets attributable
  to variable annuity
  contract owners............     1,254,012        1,822,415        2,229,941
                                  =========        =========        =========
Investments in
  securities at cost.........       942,769        1,604,813        1,948,638
                                  =========        =========        =========
Shares outstanding...........        61,646          109,444          141,675
                                  =========        =========        =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                         Oppenheimer Variable Account Funds
                              ----------------------------------------------------------------------------------------------
                                           Oppenheimer                                                         Oppenheimer
                              Oppenheimer   Aggressive                Oppenheimer                Oppenheimer     Capital
                              Aggressive      Growth     Oppenheimer    Balanced                   Capital     Appreciation
                                Growth      Fund/VA --    Balanced     Fund/VA --   Oppenheimer  Appreciation   Fund/VA --
                                Fund/VA   Service Shares   Fund/VA   Service Shares Bond Fund/VA   Fund/VA    Service Shares
                              ----------- -------------- ----------- -------------- ------------ ------------ --------------
Assets
Investments at fair
  value (note 2):............ $  966,826     191,506       902,994      231,799      1,922,709    1,253,916     3,886,952
Dividend receivable..........         --          --            --           --             --           --            --
Receivable for units sold....         --         314            --           --             --           --         4,856
                              ----------     -------       -------      -------      ---------    ---------     ---------
       Total assets..........    966,826     191,820       902,994      231,799      1,922,709    1,253,916     3,891,808
                              ----------     -------       -------      -------      ---------    ---------     ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......         37          11            35           11             74           48           169
Payable for units
  withdrawn..................         --          --            --           --             --           --            --
                              ----------     -------       -------      -------      ---------    ---------     ---------
       Total liabilities.....         37          11            35           11             74           48           169
                              ----------     -------       -------      -------      ---------    ---------     ---------
Net assets attributable
  to variable annuity
  contract owners............ $  966,789     191,809       902,959      231,788      1,922,635    1,253,868     3,891,639
                              ==========     =======       =======      =======      =========    =========     =========
Investments in
  securities at cost......... $1,483,448     171,446       802,337      218,897      1,858,695    1,308,284     3,600,321
                              ==========     =======       =======      =======      =========    =========     =========
Shares outstanding...........     21,988       4,388        52,046       13,430        167,192       33,899       105,825
                              ==========     =======       =======      =======      =========    =========     =========

                              ---------------------------
                               Oppenheimer
                                  Global
                                Securities   Oppenheimer
                                Fund/VA --   High Income
                              Service Shares   Fund/VA
                              -------------- -----------
Assets
Investments at fair
  value (note 2):............   3,354,453      605,165
Dividend receivable..........          --           --
Receivable for units sold....      18,905          159
                                ---------      -------
       Total assets..........   3,373,358      605,324
                                ---------      -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......         145           23
Payable for units
  withdrawn..................          --           --
                                ---------      -------
       Total liabilities.....         145           23
                                ---------      -------
Net assets attributable
  to variable annuity
  contract owners............   3,373,213      605,301
                                =========      =======
Investments in
  securities at cost.........   2,579,801      580,586
                                =========      =======
Shares outstanding...........     114,369       68,769
                                =========      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                  Oppenheimer Variable
                                Account Funds (continued)   PBHG Insurance Series Fund, Inc.
                              ----------------------------- -------------------------------
                                              Oppenheimer
                               Oppenheimer    Main Street
                               Main Street     Small Cap
                                Fund/VA --     Fund/VA --   PBHG Growth II   PBHG Large Cap
                              Service Shares Service Shares   Portfolio     Growth Portfolio
                              -------------- -------------- --------------  ----------------
Assets
Investments at fair
  value (note 2):............   $7,635,240     2,956,939       293,349          703,107
Dividend receivable..........           --            --            --               --
Receivable for units sold....       11,747         1,672            --               --
                                ----------     ---------       -------          -------
       Total assets..........    7,646,987     2,958,611       293,349          703,107
                                ----------     ---------       -------          -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          336           128            11               27
Payable for units
  withdrawn..................           --            --            --               --
                                ----------     ---------       -------          -------
       Total liabilities.....          336           128            11               27
                                ----------     ---------       -------          -------
Net assets attributable
  to variable annuity
  contract owners............   $7,646,651     2,958,483       293,338          703,080
                                ==========     =========       =======          =======
Investments in
  securities at cost.........   $6,526,107     2,390,354       611,628          964,380
                                ==========     =========       =======          =======
Shares outstanding...........      368,852       185,156        27,991           39,545
                                ==========     =========       =======          =======

                                              PIMCO Variable Insurance Trust
                              --------------------------------------------------------------
                                Foreign Bond                   Long-Term U.S.
                               Portfolio (U.S.    High Yield     Government    Total Return
                              Dollar Hedged) --  Portfolio --   Portfolio --   Portfolio --
                               Administrative   Administrative Administrative Administrative
                                Class Shares     Class Shares   Class Shares   Class Shares
                              ----------------- -------------- -------------- --------------
Assets
Investments at fair
  value (note 2):............      137,296        3,882,976      6,933,530      18,111,175
Dividend receivable..........          239           20,792         20,721          39,185
Receivable for units sold....          105               --          5,334          57,921
                                   -------        ---------      ---------      ----------
       Total assets..........      137,640        3,903,768      6,959,585      18,208,281
                                   -------        ---------      ---------      ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......            9              168            297             769
Payable for units
  withdrawn..................           --           28,555             --              --
                                   -------        ---------      ---------      ----------
       Total liabilities.....            9           28,723            297             769
                                   -------        ---------      ---------      ----------
Net assets attributable
  to variable annuity
  contract owners............      137,631        3,875,045      6,959,288      18,207,512
                                   =======        =========      =========      ==========
Investments in
  securities at cost.........      135,131        3,668,712      6,903,637      17,830,419
                                   =======        =========      =========      ==========
Shares outstanding...........       13,527          462,259        619,618       1,723,233
                                   =======        =========      =========      ==========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                               Rydex Variable
                              The Prudential Series Fund, Inc.     Trust
                              -------------------------------- --------------
                              Jennison 20/20
                                  Focus          Jennison
                               Portfolio --    Portfolio --
                                 Class II     Class II Shares     OTC Fund
                              --------------  ---------------  --------------
Assets
Investments at fair
  value (note 2):............    $15,631          79,515          957,480
Dividend receivable..........         --              --               --
Receivable for units sold....         --              --              141
                                 -------          ------          -------
       Total assets..........     15,631          79,515          957,621
                                 -------          ------          -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          1               4               44
Payable for units
  withdrawn..................         --              --               --
                                 -------          ------          -------
       Total liabilities.....          1               4               44
                                 -------          ------          -------
Net assets attributable
  to variable annuity
  contract owners............    $15,630          79,511          957,577
                                 =======          ======          =======
Investments in
  securities at cost.........    $14,183          67,448          859,438
                                 =======          ======          =======
Shares outstanding...........      1,278           4,425           66,538
                                 =======          ======          =======

                                            Salomon Brothers Variable Series Funds Inc
                              -----------------------------------------------------------------------
                                                                   Salomon Brothers  Salomon Brothers
                              Salomon Brothers  Salomon Brothers  Variable Strategic  Variable Total
                              Variable All Cap Variable Investors    Bond Fund --     Return Fund --
                              Fund -- Class II  Fund -- Class I        Class I           Class I
                              ---------------- ------------------ ------------------ ----------------
Assets
Investments at fair
  value (note 2):............     298,037           215,204            300,268           138,779
Dividend receivable..........          --                --                 --                --
Receivable for units sold....         864                --                 --                --
                                  -------           -------            -------           -------
       Total assets..........     298,901           215,204            300,268           138,779
                                  -------           -------            -------           -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          13                 8                 12                 5
Payable for units
  withdrawn..................          --                --                 --                --
                                  -------           -------            -------           -------
       Total liabilities.....          13                 8                 12                 5
                                  -------           -------            -------           -------
Net assets attributable
  to variable annuity
  contract owners............     298,888           215,196            300,256           138,774
                                  =======           =======            =======           =======
Investments in
  securities at cost.........     280,952           199,692            301,666           128,325
                                  =======           =======            =======           =======
Shares outstanding...........      17,688            15,583             27,598            12,314
                                  =======           =======            =======           =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


                                           Scudder Variable Series II                   Van Kampen Life Investment Trust
                              ---------------------------------------------------- -------------------------------------------
                                                  SVS Dreman High SVS Dreman Small
                              Scudder Technology   Return Equity     Cap Value           Comstock           Emerging Growth
                              Growth Portfolio --  Portfolio --     Portfolio --   Portfolio -- Class II Portfolio -- Class II
                                Class B Shares    Class B Shares   Class B Shares         Shares                Shares
                              ------------------- --------------- ---------------- --------------------- ---------------------
Assets
Investments at fair
  value (note 2):............      $112,206           465,031         346,640            1,631,012              157,319
Dividend receivable..........            --                --              --                   --                   --
Receivable for units sold....            32               886              14                1,641                   88
                                   --------           -------         -------            ---------              -------
       Total assets..........       112,238           465,917         346,654            1,632,653              157,407
                                   --------           -------         -------            ---------              -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......             6                20              16                   72                    9
Payable for units
  withdrawn..................            --                --              --                   --                   --
                                   --------           -------         -------            ---------              -------
       Total liabilities.....             6                20              16                   72                    9
                                   --------           -------         -------            ---------              -------
Net assets attributable
  to variable annuity
  contract owners............      $112,232           465,897         346,638            1,632,581              157,398
                                   ========           =======         =======            =========              =======
Investments in
  securities at cost.........      $103,726           386,466         292,098            1,407,553              144,306
                                   ========           =======         =======            =========              =======
Shares outstanding...........        12,565            36,820          17,315              119,139                6,088
                                   ========           =======         =======            =========              =======

                See accompanying notes to financial statements.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                           Statements of Operations

                                                                        AIM Variable Insurance Funds
                          -------------------------------------------------------------------------------------------------------
                             AIM V.I.                                         AIM V.I. Capital                      AIM V.I.
                            Aggressive     AIM V.I. Basic  AIM V.I. Blue Chip   Appreciation   AIM V.I. Growth    International
                          Growth Fund --   Value Fund --    Fund -- Series I  Fund -- Series I Fund -- Series I  Growth Fund --
                          Series I Shares Series II Shares       Shares            Shares           Shares      Series II Shares
                          --------------- ---------------- ------------------ ---------------- ---------------- -----------------
                                                                                                                   Period from
                                                                                                                  November 15,
                                                                                                                     2004 to
                                                      Year ended December 31, 2004                              December 31, 2004
                          ------------------------------------------------------------------------------------  -----------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............     $    --              --               201                --               --               --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............          --              --                --                --               --               --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............         121           4,596               911             2,298            2,699               61
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............          --             272                --               103               96               --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............         954          10,847             1,007             2,333            2,407               --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............          --           1,613                --               488              550               --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............          --           1,306                --                --               --               --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............          --              --                --                --               --               --
                              -------         -------            ------            ------           ------            -----
Net investment income
 (expense)...............      (1,075)        (18,634)           (1,717)           (5,222)          (5,752)             (61)
                              -------         -------            ------            ------           ------            -----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)         513           6,332               986             1,430           21,116                1
 Change in unrealized
   appreciation
   (depreciation)........       8,644         135,580             8,808            24,091           11,485            3,524
 Capital gain
   distribution..........          --              --                --                --               --               --
                              -------         -------            ------            ------           ------            -----
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............       9,157         141,912             9,794            25,521           32,601            3,525
                              -------         -------            ------            ------           ------            -----
Increase (decrease) in
 net assets from
 operations..............     $ 8,082         123,278             8,077            20,299           26,849            3,464
                              =======         =======            ======            ======           ======            =====

                          -----------------

                          AIM V.I. Premier
                           Equity Fund --
                           Series I Shares
                          -----------------


                             Year ended
                          December 31, 2004
                          -----------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............        4,688
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............           --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............        8,443
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............        2,302
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............        4,191
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............        1,102
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............           --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............           --
                               -------
Net investment income
 (expense)...............      (11,350)
                               -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)         (939)
 Change in unrealized
   appreciation
   (depreciation)........       51,141
 Capital gain
   distribution..........           --
                               -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............       50,202
                               -------
Increase (decrease) in
 net assets from
 operations..............       38,852
                               =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               The Alger American Fund
                          ---------------------------------  -------------------
                                              Alger American
                                                  Small       AllianceBernstein
                            Alger American    Capitalization     Growth and
                          Growth Portfolio --  Portfolio --  Income Portfolio --
                            Class O Shares    Class O Shares       Class B
                          ------------------- -------------- -------------------


                                                                 Year ended
                             Year ended December 31, 2004     December 31, 2004
                          ---------------------------------  -------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............      $     --               --            41,265
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............        11,177           10,779             1,364
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............            --               --            27,686
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............            --               --             8,824
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............            --               --            35,789
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............            --               --            15,062
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............            --               --             2,037
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............            --               --                --
                               --------          -------           -------
Net investment income
 (expense)...............       (11,177)         (10,779)          (49,497)
                               --------          -------           -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)       (83,039)         (38,584)           90,831
 Change in unrealized
   appreciation
   (depreciation)........       124,151          156,584           523,582
 Capital gain
   distribution..........            --               --                --
                               --------          -------           -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............        41,112          118,000           614,413
                               --------          -------           -------
Increase (decrease) in
 net assets from
 operations..............      $ 29,935          107,221           564,916
                               ========          =======           =======

                          AllianceBernstein Variable Products Series Fund, Inc.
                          ------------------------------------------------------------------------
                                                               AllianceBernstein
                          AllianceBernstein  AllianceBernstein     Small Cap     AllianceBernstein
                            International     Premier Growth        Growth          Technology
                          Value Portfolio --   Portfolio --      Portfolio --      Portfolio --
                               Class B            Class B           Class B           Class B
                          ------------------ ----------------- ----------------- -----------------
                             Period from
                             November 15,
                               2004 to
                          December 31, 2004              Year ended December 31, 2004
                          ------------------ ----------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............          --                  --               --                --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............          --                  --               --                --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............          --               6,366              371             1,085
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............          --               2,106              236                --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............          53              11,003            1,138             1,839
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............          --               2,911               --               706
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............          --                 203               --                61
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............          --                  --               --                --
                                -----             -------           ------            ------
Net investment income
 (expense)...............         (53)            (22,589)          (1,745)           (3,691)
                                -----             -------           ------            ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)           4               9,587            3,025             2,208
 Change in unrealized
   appreciation
   (depreciation)........       1,944             114,996           11,120            22,109
 Capital gain
   distribution..........          --                  --               --                --
                                -----             -------           ------            ------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............       1,948             124,583           14,145            24,317
                                -----             -------           ------            ------
Increase (decrease) in
 net assets from
 operations..............       1,895             101,994           12,400            20,626
                                =====             =======           ======            ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                American Century Variable Portfolios, Inc.                      Dreyfus
                              ---------------------------------------------  ---------------------------------------------
                                                                                Dreyfus      The Dreyfus
                                                                               Investment      Socially    Dreyfus Variable
                              VP Income &                                    Portfolios --   Responsible      Investment
                                Growth    VP International VP Ultra VP Value  MidCap Stock      Growth         Fund --
                                Fund --       Fund --      Fund --  Fund --   Portfolio --  Fund, Inc. --    Money Market
                                Class I       Class I      Class I  Class I  Initial Shares Initial Shares    Portfolio
                              ----------- ---------------- -------- -------- -------------- -------------- ----------------
                                       Year ended December 31, 2004                   Year ended December 31, 2004
                              ---------------------------------------------  ---------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............   $ 1,866           120           --    8,586        257           1,025             906
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)...............        --            --           --       --         --              --              --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)...............        --            35          139      234        211           1,325             172
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)...............        --            --           --       --         --              68              --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...............     2,230           906        2,312   15,007        575           1,284           2,045
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...............        --            --          199       --         --              --             295
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)...............        --            --           --       --         --              --              --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)...............        --            --           --       --         --              --              --
                                -------        ------       ------  -------      -----          ------          ------
Net investment income
  (expense)..................      (364)         (821)      (2,650)  (6,655)      (529)         (1,652)         (1,606)
                                -------        ------       ------  -------      -----          ------          ------
Net realized and unrealized
  gain (loss) on
  investments:
   Net realized gain (loss)..     3,088           693          403    7,371      1,094           1,612              --
   Change in unrealized
     appreciation
     (depreciation)..........    13,010        12,628       27,416  117,741      5,518          15,069              --
   Capital gain distribution.        --            --           --    6,660      1,665              --              --
                                -------        ------       ------  -------      -----          ------          ------
Net realized and unrealized
  gain (loss) on
  investments on investments.    16,098        13,321       27,819  131,772      8,277          16,681              --
                                -------        ------       ------  -------      -----          ------          ------
Increase (decrease) in net
  assets from operations.....   $15,734        12,500       25,169  125,117      7,748          15,029          (1,606)
                                =======        ======       ======  =======      =====          ======          ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                 Eaton Vance Variable Trust                             Federated Insurance Series
                          ----------------------------------------  -------------------------------------------------------
                                                                    Federated
                                                                     American                 Federated High Federated High
                                                                     Leaders                   Income Bond    Income Bond
                          VT Floating-  VT Income    VT Worldwide   Fund II --   Federated      Fund II --     Fund II --
                              Rate       Fund of    Health Sciences  Primary   Capital Income    Primary        Service
                          Income Fund     Boston         Fund         Shares      Fund II         Shares         Shares
                          ------------ ------------ --------------- ---------- -------------- -------------- --------------
                                       Period from
                                        January 1,
                           Year ended    2004 to      Year ended
                          December 31, December 15,  December 31,
                              2004         2004          2004                          Year ended December 31, 2004
                          ------------ ------------ --------------- -------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............   $96,741        4,762            --         9,515       19,733         30,869         99,404
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............        --           --            --         9,566        6,346          6,019             --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............    15,082        1,392         2,522            --           --             --         11,958
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............     6,026           --           537            --           --             --          1,000
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............    26,273        4,094         5,401            --           --             --         10,174
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............     9,891          151           394            --           --             --          2,161
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............     1,788           --           484            --           --             --            736
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............        --           --            --            --           --             --             --
                            -------       ------        ------        ------      -------         ------        -------
Net investment income
 (expense)...............    37,681         (875)       (9,338)          (51)      13,387         24,850         73,375
                            -------       ------        ------        ------      -------         ------        -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)     2,360        4,625         5,045          (284)     (17,353)          (279)        16,394
 Change in unrealized
   appreciation
   (depreciation)........     1,851       (6,599)       33,904        54,992       40,774         11,043         53,178
 Capital gain
   distribution..........        --           --            --            --           --             --             --
                            -------       ------        ------        ------      -------         ------        -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............     4,211       (1,974)       38,949        54,708       23,421         10,764         69,572
                            -------       ------        ------        ------      -------         ------        -------
Increase (decrease) in
 net assets from
 operations..............   $41,892       (2,849)       29,611        54,657       36,808         35,614        142,947
                            =======       ======        ======        ======      =======         ======        =======

                          -----------

                           Federated
                           Kaufmann
                          Fund II  --
                            Service
                            Shares
                          -----------





                          -----------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............        45
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............        --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............     3,066
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............       273
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............     9,945
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............     1,286
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............     1,367
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............        --
                            -------
Net investment income
 (expense)...............   (15,892)
                            -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    13,402
 Change in unrealized
   appreciation
   (depreciation)........   164,594
 Capital gain
   distribution..........        --
                            -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............   177,996
                            -------
Increase (decrease) in
 net assets from
 operations..............   162,104
                            =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                 Fidelity Variable Insurance Products Fund
                          --------------------------------------------------------------------------------------------
                                                                                            VIP Dynamic
                                                                                              Capital
                            VIP Asset      VIP Asset                                        Appreciation  VIP Equity-
                           Manager/SM/    Manager/SM/   VIP Contrafund(R) VIP Contrafund(R) Portfolio --    Income
                          Portfolio --   Portfolio --     Portfolio --      Portfolio --      Service    Portfolio --
                          Initial Class Service Class 2   Initial Class    Service Class 2    Class 2    Initial Class
                          ------------- --------------- ----------------- ----------------- ------------ -------------
                                          Period from
                                           April 30,
                           Year ended       2004 to
                          December 31,   December 31,
                              2004           2004                                     Year ended December 31, 2004
                          ------------- --------------- --------------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............    $ 8,508           --              9,530             6,463           --          34,684
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............      4,657           --             39,439                --           --          31,539
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............         --           15                 --            22,316           25              --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............         --           --                 --             1,173           --              --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............         --            5                 --            40,216            6              --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............         --           --                 --             4,611           --              --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............         --           --                 --             1,306           14              --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............         --           --                 --                --           --              --
                             -------          ---            -------           -------          ---         -------
Net investment income
 (expense)...............      3,851          (20)           (29,909)          (63,159)         (45)          3,145
                             -------          ---            -------           -------          ---         -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)     (1,342)          --             11,508           109,053           43          15,233
 Change in unrealized
   appreciation
   (depreciation)........      9,631          294            381,909           616,316          593         184,310
 Capital gain
   distribution..........         --           --                 --                --           --           8,286
                             -------          ---            -------           -------          ---         -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............      8,289          294            393,417           725,369          636         207,829
                             -------          ---            -------           -------          ---         -------
Increase (decrease) in
 net assets from
 operations..............    $12,140          274            363,508           662,210          591         210,974
                             =======          ===            =======           =======          ===         =======

                          --------------------------

                          VIP Equity-
                             Income    VIP Growth &
                          Portfolio --    Income
                            Service    Portfolio --
                            Class 2    Initial Class
                          ------------ -------------





                          --------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............    51,005       10,146
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............        --       15,830
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............    27,433           --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............     4,216           --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............    27,060           --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............    10,709           --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............     2,139           --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............        --           --
                            -------       ------
Net investment income
 (expense)...............   (20,552)      (5,684)
                            -------       ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    91,063       (4,128)
 Change in unrealized
   appreciation
   (depreciation)........   405,252       56,247
 Capital gain
   distribution..........    13,292           --
                            -------       ------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............   509,607       52,119
                            -------       ------
Increase (decrease) in
 net assets from
 operations..............   489,055       46,435
                            =======       ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                         Fidelity Variable Insurance Products Fund (continued)
                              -----------------------------------------------------------------------------------------
                               VIP Growth &    VIP Growth
                                  Income      Opportunities  VIP Growth     VIP Growth      VIP Mid Cap   VIP Overseas
                               Portfolio --   Portfolio --  Portfolio --   Portfolio --    Portfolio --   Portfolio --
                              Service Class 2 Initial Class Initial Class Service Class 2 Service Class 2 Initial Class
                              --------------- ------------- ------------- --------------- --------------- -------------


                                                            Year ended December 31, 2004
                              ----------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............    $ 10,373          3,729         4,156          1,583               --        8,842
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)...............          --          9,323        21,381             --              465       10,475
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)...............      13,699             --            --          8,319           24,554           --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)...............       2,355             --            --          1,655            3,759           --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...............      11,495             --            --         10,872           26,046           --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...............       1,682             --            --          1,124            9,640           --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)...............         128             --            --            136            1,946           --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)...............          --             --            --             --               --           --
                                 --------        -------       -------        -------        ---------       ------
Net investment income
  (expense)..................     (18,986)        (5,594)      (17,225)       (20,523)         (66,410)      (1,633)
                                 --------        -------       -------        -------        ---------       ------
Net realized and unrealized
  gain (loss) on
  investments:
   Net realized gain (loss)..      18,285        (48,344)      (91,201)        15,931          218,854       (6,521)
   Change in unrealized
     appreciation
     (depreciation)..........     109,843         83,935       134,815         40,529          827,371       91,567
   Capital gain distribution.          --             --            --             --               --           --
                                 --------        -------       -------        -------        ---------       ------
Net realized and unrealized
  gain (loss) on
  investments on investments.     128,128         35,591        43,614         56,460        1,046,225       85,046
                                 --------        -------       -------        -------        ---------       ------
Increase (decrease) in net
  assets from operations.....    $109,142         29,997        26,389         35,937          979,815       83,413
                                 ========        =======       =======        =======        =========       ======

                              -----------------
                                  VIP Value
                                 Strategies
                                Portfolio --
                               Service Class 2
                              -----------------
                                 Period from
                                April 30, to
                              December 31, 2004
                              -----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............          --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)...............          --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)...............         273
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)...............          --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...............          57
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...............          --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)...............          11
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)...............          --
                                   ------
Net investment income
  (expense)..................        (341)
                                   ------
Net realized and unrealized
  gain (loss) on
  investments:
   Net realized gain (loss)..          32
   Change in unrealized
     appreciation
     (depreciation)..........      13,366
   Capital gain distribution.          --
                                   ------
Net realized and unrealized
  gain (loss) on
  investments on investments.      13,398
                                   ------
Increase (decrease) in net
  assets from operations.....      13,057
                                   ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                    Franklin Templeton Variable Insurance Products Trust
                              ------------------------------------------------------------------------------------------------
                              Franklin Large Cap                                       Templeton Global
                              Growth Securities    Mutual Shares    Templeton Foreign  Asset Allocation    Templeton Global
                               Fund -- Class 2   Securities Fund -- Securities Fund --     Fund --        Income Securities
                                    Shares         Class 2 Shares     Class 2 Shares    Class 2 Shares  Fund -- Class I Shares
                              ------------------ ------------------ ------------------ ---------------- ----------------------
                                                                                                             Period from
                                                                                                         December 15, 2004 to
                                                    Year ended December 31, 2004                          December 31, 2004
                              ------------------------------------------------------------------------- ----------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............      $   649              1,682              8,138             1,967                --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)...............           --                 --                 --                --                --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)...............          281                517                510               173                --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)...............           --                374                 --                --                --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...............        2,192              2,468             11,794               792                --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...............           --                203                271               178                --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)...............           --                 --                 --                --                --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)...............           --                 --                 --                --                --
                                   -------             ------            -------            ------                --
Net investment income
  (expense)..................       (1,824)            (1,880)            (4,437)              824                --
                                   -------             ------            -------            ------                --
Net realized and unrealized
  gain (loss) on
  investments:
   Net realized gain (loss)..          206                813             10,706             1,150                --
   Change in unrealized
     appreciation
     (depreciation)..........       14,821             31,987            141,009            13,241                 3
   Capital gain distribution.           --                 --                 --                --                --
                                   -------             ------            -------            ------                --
Net realized and unrealized
  gain (loss) on
  investments on investments.       15,027             32,800            151,715            14,391                 3
                                   -------             ------            -------            ------                --
Increase (decrease) in net
  assets from operations.....      $13,203             30,920            147,278            15,215                 3
                                   =======             ======            =======            ======                ==

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                      GE Investments Funds, Inc.
                              ---------------------------------------------------------------------------
                                                                                      Premier     Real
                                                                    Mid-Cap   Money   Growth     Estate
                              Global Income  Income   International Equity    Market  Equity   Securities
                                  Fund        Fund     Equity Fund   Fund      Fund    Fund       Fund
                              ------------- --------  ------------- -------  -------  -------  ----------
                                                     Year ended December 31, 2004
                              ---------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............    $10,912     209,327      2,386      48,077   58,393   18,003   114,997
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)...............      2,898      15,768      3,189      17,446   29,000   23,528     8,692
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)...............         --      10,705         --      25,584   25,113    7,586     5,835
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)...............         --         572         --       2,111    2,659      408       379
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...............         --      24,352         --      13,514   17,299    7,721     7,779
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...............         --       2,967         --       6,093    8,764    1,340     2,622
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)...............         --       1,279         --         676    7,497      161       656
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)...............         --          --         --          --       --       --        --
                                 -------    --------     ------     -------  -------  -------   -------
Net investment income
  (expense)..................      8,014     153,684       (803)    (17,347) (31,939) (22,741)   89,034
                                 -------    --------     ------     -------  -------  -------   -------
Net realized and unrealized
  gain (loss) on
  investments:
   Net realized gain (loss)..      2,300      (2,945)    13,949     122,805       --    2,017    30,849
   Change in unrealized
     appreciation
     (depreciation)..........      5,350    (121,782)    14,924      70,711       --  169,853   222,431
   Capital gain distribution.         --      41,240         --     424,600       --       --   173,818
                                 -------    --------     ------     -------  -------  -------   -------
Net realized and unrealized
  gain (loss) on
  investments on investments.      7,650     (83,487)    28,873     618,116       --  171,870   427,098
                                 -------    --------     ------     -------  -------  -------   -------
Increase (decrease) in net
  assets from operations.....    $15,664      70,197     28,070     600,769  (31,939) 149,129   516,132
                                 =======    ========     ======     =======  =======  =======   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II


                                              GE Investments Funds, Inc. (continued)
                          ------------------------------------------------------------------------------

                          S&P 500(R) Small-Cap Value
                          Index Fund   Equity Fund   Total Return Fund U.S. Equity Fund Value Equity Fund
                          ---------- --------------- ----------------- ---------------- -----------------
                                                   Year ended December 31, 2004
                          ------------------------------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends............. $  487,033     246,501          105,087           47,804            18,974
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............    101,174       3,342           12,540           35,308                --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............    156,464      37,736           25,795            9,864             6,706
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............      5,704       2,753            1,740              906             1,029
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............     82,485      16,875           22,223            3,623            11,121
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............     19,236       3,432            2,505            1,426             4,359
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............      1,212         794              883              228               311
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............         --          --            1,500               --                --
                          ----------     -------          -------          -------           -------
Net investment income
 (expense)...............    120,758     181,569           37,901           (3,551)           (4,552)
                          ----------     -------          -------          -------           -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    222,854     125,059           19,756           (4,508)           22,876
 Change in unrealized
   appreciation
   (depreciation)........  2,049,803     143,964          392,262          232,188           100,707
 Capital gain
   distribution..........         --      90,975           84,994               --                --
                          ----------     -------          -------          -------           -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............  2,272,657     359,998          497,012          227,680           123,583
                          ----------     -------          -------          -------           -------
Increase (decrease) in
 net assets from
 operations.............. $2,393,415     541,567          534,913          224,129           119,031
                          ==========     =======          =======          =======           =======

                            Goldman Sachs Variable
                                Insurance Trust
                          ---------------------------
                          Goldman Sachs  Goldman Sachs
                           Growth and       Mid Cap
                           Income Fund    Value Fund
                          -------------  -------------
                          Year ended December 31, 2004
                          ---------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............     7,078          76,113
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............     6,372          24,528
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............        --              --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............        --              --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............        --              --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............        --              --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............        --              --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............        --              --
                             ------         -------
Net investment income
 (expense)...............       706          51,585
                             ------         -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    11,686          92,977
 Change in unrealized
   appreciation
   (depreciation)........    59,906         141,283
 Capital gain
   distribution..........        --          97,118
                             ------         -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............    71,592         331,378
                             ------         -------
Increase (decrease) in
 net assets from
 operations..............    72,298         382,963
                             ======         =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                              Greenwich
                          Street Series Fund                                          Janus Aspen Series
                          ------------------ -----------------------------------------------------------------------
                           Salomon Brothers                                  Capital                     Flexible
                               Variable        Balanced                   Appreciation     Capital        Income
                              Aggressive     Portfolio --     Balanced    Portfolio --   Appreciation  Portfolio --
                            Growth Fund --   Institutional  Portfolio --  Institutional  Portfolio --  Institutional
                               Class II         Shares     Service Shares    Shares     Service Shares    Shares
                          ------------------ ------------- -------------- ------------- -------------- -------------
                              Year ended
                          December 31, 2004                                      Year ended December 31, 2004
                          ------------------ -----------------------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............      $    --          109,776       119,412          8,921           117         23,064
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............           --           70,279            --         49,981            --          5,694
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............          772               --        23,018             --         4,680             --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............           --               --         5,429             --           179             --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............          567               --        29,865             --           731             --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............          359               --        23,737             --           317             --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............          101               --         1,191             --            --             --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............           --               --            --             --            --             --
                               -------          -------       -------       --------        ------        -------
Net investment income
 (expense)...............       (1,799)          39,497        36,172        (41,060)       (5,790)        17,370
                               -------          -------       -------       --------        ------        -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)        2,977          (46,329)       49,182       (108,183)        3,625          1,503
 Change in unrealized
   appreciation
   (depreciation)........       11,212          337,477       251,307        705,506        66,135        (12,121)
 Capital gain
   distribution..........           --               --            --             --            --          3,161
                               -------          -------       -------       --------        ------        -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............       14,189          291,148       300,489        597,323        69,760         (7,457)
                               -------          -------       -------       --------        ------        -------
Increase (decrease) in
 net assets from
 operations..............      $12,390          330,645       336,661        556,263        63,970          9,913
                               =======          =======       =======       ========        ======        =======


                          -----------------------------

                           Global Life       Global
                             Sciences      Technology
                           Portfolio --   Portfolio --
                          Service Shares Service Shares
                          -------------- --------------


                          -----------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............         --             --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............         --             --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............        666            323
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............      1,250              1
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............        433            584
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............        278            370
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............         --             --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............         --             --
                              ------         ------
Net investment income
 (expense)...............     (2,627)        (1,278)
                              ------         ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)      4,916             93
 Change in unrealized
   appreciation
   (depreciation)........     17,338            487
 Capital gain
   distribution..........         --             --
                              ------         ------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............     22,254            580
                              ------         ------
Increase (decrease) in
 net assets from
 operations..............     19,627           (698)
                              ======         ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                     Janus Aspen Series (continued)
                              -----------------------------------------------------------------------------------------------
                                                         International International    Mid Cap      Mid Cap      Worldwide
                                 Growth        Growth       Growth        Growth        Growth        Growth       Growth
                              Portfolio --  Portfolio -- Portfolio --  Portfolio --  Portfolio --  Portfolio -- Portfolio --
                              Institutional   Service    Institutional    Service    Institutional   Service    Institutional
                                 Shares        Shares       Shares        Shares        Shares        Shares       Shares
                              ------------- ------------ ------------- ------------- ------------- ------------ -------------
                                                                      Year ended December 31, 2004
                              -----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............   $   3,069          --        12,308         6,136            --           --        20,166
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)...............      30,513          --        19,119            --        43,103           --        28,025
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)...............          --       2,862            --         3,304            --        2,582            --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)...............          --         832            --           391            --          821            --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...............          --       1,285            --         5,818            --        1,274            --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...............          --         484            --         1,097            --          197            --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)...............          --          --            --            76            --           --            --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)...............          --          --            --            --            --           --            --
                                ---------      ------       -------       -------      --------       ------      --------
Net investment income
  (expense)..................     (27,444)     (5,463)       (6,811)       (4,550)      (43,103)      (4,874)       (7,859)
                                ---------      ------       -------       -------      --------       ------      --------
Net realized and unrealized
  gain (loss) on
  investments:
   Net realized gain (loss)..    (152,759)      3,008       (54,196)       56,172      (386,179)       9,809      (110,002)
   Change in unrealized
     appreciation
     (depreciation)..........     236,516      11,115       280,240        69,828       974,657       51,206       182,203
   Capital gain distribution.          --          --            --            --            --           --            --
                                ---------      ------       -------       -------      --------       ------      --------
Net realized and unrealized
  gain (loss) on
  investments on investments.      83,757      14,123       226,044       126,000       588,478       61,015        72,201
                                ---------      ------       -------       -------      --------       ------      --------
Increase (decrease) in net
  assets from operations.....   $  56,313       8,660       219,233       121,450       545,375       56,141        64,342
                                =========      ======       =======       =======      ========       ======      ========

                              ------------
                               Worldwide
                                 Growth
                              Portfolio --
                                Service
                                 Shares
                              ------------

                              ------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............     6,139
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)...............        --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)...............     3,551
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)...............     1,088
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...............     5,304
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...............       938
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)...............        --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)...............        --
                                 ------
Net investment income
  (expense)..................    (4,742)
                                 ------
Net realized and unrealized
  gain (loss) on
  investments:
   Net realized gain (loss)..     9,112
   Change in unrealized
     appreciation
     (depreciation)..........    12,362
   Capital gain distribution.        --
                                 ------
Net realized and unrealized
  gain (loss) on
  investments on investments.    21,474
                                 ------
Increase (decrease) in net
  assets from operations.....    16,732
                                 ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                          J.P. Morgan Series Trust II               Merrill Lynch Variable Series Fund, Inc.
                             -----------------------------------------------------  ----------------------------------------
                                                                                                   Merrill Lynch Merrill Lynch
                                                                                    Merrill Lynch    Large Cap       Value
                                                                         U.S. Large  Basic Value    Growth V.I.  Opportunities
                                       International  Mid Cap    Small    Cap Core  V.I. Fund --      Fund --    V.I. Fund --
                               Bond       Equity       Value    Company    Equity     Class III      Class III     Class III
                             Portfolio   Portfolio   Portfolio Portfolio Portfolio     Shares         Shares        Shares
                             --------- ------------- --------- --------- ---------- -------------  ------------- -------------
                                          Year ended December 31, 2004              Period from April 30, to December 31, 2004
                             -----------------------------------------------------  ----------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends..............  $24,877        186        7,600       --        953         869             36          5,333
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)..............       --         --           --       --         --          --             --             --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)..............    1,532         --        2,446      340        305          28             --            113
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)..............       --         --          390      394         --          --             --             --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)..............    9,911        391       18,820    2,404      1,313         157            119             36
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)..............      817        272          499      105        331          --             --             --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)..............       --         --           --       --         --         156             --             --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)..............       --         --           --       --         --          --             --             --
                              -------      -----      -------   ------     ------       -----          -----        -------
Net investment income
  (expense).................   12,617       (477)     (14,555)  (3,243)      (996)        528            (83)         5,184
                              -------      -----      -------   ------     ------       -----          -----        -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain (loss).   (1,133)       104       34,219    4,170        238        (225)             7            586
   Change in unrealized
     appreciation
     (depreciation).........   10,985      8,512      256,713   57,645     10,747       5,216          2,856        (16,022)
   Capital gain
     distribution...........    4,917         --        1,416       --         --         130             --         14,329
                              -------      -----      -------   ------     ------       -----          -----        -------
Net realized and
  unrealized gain (loss)
  on investments on
  investments...............   14,769      8,616      292,348   61,815     10,985       5,121          2,863         (1,107)
                              -------      -----      -------   ------     ------       -----          -----        -------
Increase (decrease) in net
  assets from operations....  $27,386      8,139      277,793   58,572      9,989       5,649          2,780          4,077
                              =======      =====      =======   ======     ======       =====          =====        =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II


                                                               MFS(R) Variable Insurance Trust
                          ----------------------------------------------------------------------------------------
                          MFS(R) Investors  MFS(R) Investors     MFS(R) New      MFS(R) Strategic   MFS(R) Total
                            Growth Stock    Trust Series --  Discovery Series -- Income Series -- Return Series --
                          Series -- Service  Service Class      Service Class     Service Class    Service Class
                            Class Shares         Shares            Shares             Shares           Shares
                          ----------------- ---------------- ------------------- ---------------- ----------------

                                                                Year ended December 31, 2004
                          ----------------------------------------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............     $     --            6,506                 --             6,372            3,791
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............           --               --                957                --               --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............        9,549            6,037              4,070               515            2,225
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............          808              931                681                --               --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............        9,586           19,273              6,791             1,844            3,876
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............        5,714            2,064                672               198               91
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............          550              269                177                --               --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............           --               --                 --                --               --
                              --------          -------            -------            ------           ------
Net investment income
 (expense)...............      (26,207)         (22,068)           (13,348)            3,815           (2,401)
                              --------          -------            -------            ------           ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)       28,143           21,920              9,668              (670)           3,038
 Change in unrealized
   appreciation
   (depreciation)........      139,073          216,248             46,706             8,475           49,460
 Capital gain
   distribution..........           --               --                 --                --               --
                              --------          -------            -------            ------           ------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............      167,216          238,168             56,374             7,805           52,498
                              --------          -------            -------            ------           ------
Increase (decrease) in
 net assets from
 operations..............     $141,009          216,100             43,026            11,620           50,097
                              ========          =======            =======            ======           ======

                                           Nations Separate Account
                                                     Trust
                          ---------------- ------------------------
                          MFS(R) Utilities  Nations  Nations Marsico
                             Series --      Marsico   International
                           Service Class    Growth    Opportunities
                               Shares      Portfolio    Portfolio
                          ---------------- --------- ---------------
                                                  Year ended
                                               December 31, 2004
                          ---------------- ------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............       9,692            --        6,508
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............          --            --           --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............       7,305         7,829       13,422
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............       1,124         1,759        1,235
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............       3,812         6,113        3,477
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............         680           902          441
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............         511         1,348          879
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............          --            --           --
                              -------       -------      -------
Net investment income
 (expense)...............      (3,740)      (17,951)     (12,946)
                              -------       -------      -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)      39,633         6,038       17,779
 Change in unrealized
   appreciation
   (depreciation)........     214,126       192,671      223,531
 Capital gain
   distribution..........          --            --        3,394
                              -------       -------      -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............     253,759       198,709      244,704
                              -------       -------      -------
Increase (decrease) in
 net assets from
 operations..............     250,019       180,758      231,758
                              =======       =======      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                          Oppenheimer Variable Account Funds
                          -------------------------------------------------------------------------------------------------
                                      Oppenheimer                                                   Oppenheimer  Oppenheimer
                                      Aggressive              Oppenheimer                             Capital      Global
                          Oppenheimer   Growth                  Balanced               Oppenheimer  Appreciation Securities
                          Aggressive  Fund/VA --  Oppenheimer  Fund/VA --  Oppenheimer   Capital     Fund/VA --  Fund/VA --
                            Growth      Service    Balanced     Service       Bond     Appreciation   Service      Service
                            Fund/VA     Shares      Fund/VA      Shares      Fund/VA     Fund/VA       Shares      Shares
                          ----------- ----------- ----------- ------------ ----------- ------------ ------------ -----------
                                                              Period from
                                                               April 30,
                                                                2004 to
                                                              December 31,
                             Year ended December 31, 2004         2004               Year ended December 31, 2004
                          ----------------------------------  ------------ ------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............  $      --        --       8,900           --      93,011        4,767        3,354       25,030
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............     12,829        --      12,056           --      27,777       20,039           --           --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............         --       572          --          315          --           --        6,998       11,479
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............         --        26          --           --          --           --            8        1,441
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............         --     1,469          --          472          --           --       27,916       18,571
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............         --        36          --            7          --           --          867        7,257
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............         --       188          --           34          --           --        2,139          503
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............         --        --          --           --          --           --           --           --
                           ---------    ------      ------       ------      ------      -------      -------      -------
Net investment income
 (expense)...............    (12,829)   (2,291)     (3,156)        (828)     65,234      (15,272)     (34,574)     (14,221)
                           ---------    ------      ------       ------      ------      -------      -------      -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)   (107,777)     (676)      3,185          789       7,564      (78,149)      13,950       68,088
 Change in unrealized
   appreciation
   (depreciation)........    271,376    27,960      72,096       12,901       3,840      151,919      212,854      399,523
 Capital gain
   distribution..........         --        --          --           --          --           --           --           --
                           ---------    ------      ------       ------      ------      -------      -------      -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............    163,599    27,284      75,281       13,690      11,404       73,770      226,804      467,611
                           ---------    ------      ------       ------      ------      -------      -------      -------
Increase (decrease) in
 net assets from
 operations..............  $ 150,770    24,993      72,125       12,862      76,638       58,498      192,230      453,390
                           =========    ======      ======       ======      ======      =======      =======      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                             Oppenheimer Variable Account Funds (continued) PBHG Insurance Series Fund, Inc.
                             ---------------------------------------------  ------------------------------
                                                           Oppenheimer Main
                             Oppenheimer Oppenheimer Main  Street Small Cap
                             High Income Street Fund/VA --    Fund/VA --    PBHG Growth II   PBHG Large Cap
                               Fund/VA    Service Shares    Service Shares    Portfolio     Growth Portfolio
                             ----------- ----------------- ---------------- --------------  ----------------
                                      Year ended December 31, 2004           Year ended December 31, 2004
                             ---------------------------------------------  ------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends..............   $41,494         43,982               --               --              --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)..............     8,805             --               --            4,171           9,753
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)..............        --         27,333            8,955               --              --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)..............        --          4,166            1,031               --              --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)..............        --         47,430           18,016               --              --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)..............        --         27,745            3,024               --              --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)..............        --          1,717              857               --              --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)..............        --             --               --               --              --
                               -------        -------          -------         --------         -------
Net investment income
  (expense).................    32,689        (64,409)         (31,883)          (4,171)         (9,753)
                               -------        -------          -------         --------         -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain (loss).    (3,291)       142,048           31,810         (103,440)        (49,295)
   Change in unrealized
     appreciation
     (depreciation).........    12,826        420,295          402,160          123,521         107,379
   Capital gain
     distribution...........        --             --               --               --              --
                               -------        -------          -------         --------         -------
Net realized and
  unrealized gain (loss)
  on investments on
  investments...............     9,535        562,343          433,970           20,081          58,084
                               -------        -------          -------         --------         -------
Increase (decrease) in net
  assets from operations....   $42,224        497,934          402,087           15,910          48,331
                               =======        =======          =======         ========         =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II



                                             PIMCO Variable Insurance Trust                The Prudential Series Fund, Inc.
                              ------------------------------------------------------------ -------------------------------
                               Foreign Bond
                                Portfolio                      Long-Term
                               (U.S. Dollar    High Yield   U.S. Government  Total Return  Jennison 20/20
                                Hedged) --    Portfolio --   Portfolio --    Portfolio --      Focus          Jennison
                              Administrative Administrative Administrative  Administrative  Portfolio --    Portfolio --
                               Class Shares   Class Shares   Class Shares    Class Shares     Class II     Class II Shares
                              -------------- -------------- --------------- -------------- --------------  ---------------


                                              Year ended December 31, 2004                  Year ended December 31, 2004
                              ------------------------------------------------------------ -------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............     $4,740        222,895         263,714        385,387            --               32
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)...............         --             --              --          2,075            --               --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)...............        346         17,333          39,833         99,506            --               --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)...............        297          4,470           4,476         15,029            --               --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...............        854         24,406          31,736         82,850           159            1,042
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...............      1,194          5,599          19,105         27,179            --              142
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)...............         --          1,688           1,797          4,436            --               --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)...............         --             --              --             --            --               --
                                  ------        -------         -------        -------         -----           ------
Net investment income
  (expense)..................      2,049        169,399         166,767        154,312          (159)          (1,152)
                                  ------        -------         -------        -------         -----           ------
Net realized and unrealized
  gain (loss) on
  investments:
   Net realized gain (loss)..        505         20,047         (11,812)        60,109            26              155
   Change in unrealized
     appreciation
     (depreciation)..........        259         69,771          69,067         96,205         1,448            6,334
   Capital gain distribution.      1,325             --         104,451        155,084            --               --
                                  ------        -------         -------        -------         -----           ------
Net realized and unrealized
  gain (loss) on
  investments on investments.      2,089         89,818         161,706        311,398         1,474            6,489
                                  ------        -------         -------        -------         -----           ------
Increase (decrease) in net
  assets from operations.....     $4,138        259,217         328,473        465,710         1,315            5,337
                                  ======        =======         =======        =======         =====           ======

                                 Rydex
                                Variable
                                 Trust
                              ------------





                                OTC Fund
                              ------------
                               Year ended
                              December 31,
                                  2004
                              ------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............        --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)...............        --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)...............     2,310
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)...............       459
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...............     4,331
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...............       828
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)...............         7
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)...............        --
                                 ------
Net investment income
  (expense)..................    (7,935)
                                 ------
Net realized and unrealized
  gain (loss) on
  investments:
   Net realized gain (loss)..    38,663
   Change in unrealized
     appreciation
     (depreciation)..........    39,939
   Capital gain distribution.        --
                                 ------
Net realized and unrealized
  gain (loss) on
  investments on investments.    78,602
                                 ------
Increase (decrease) in net
  assets from operations.....    70,667
                                 ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II


                              Salomon Brothers Variable Series Funds Inc           Scudder Variable Series II
                             -------------------------------------------- --------------------------------------------
                             Salomon   Salomon    Salomon      Salomon
                             Brothers Brothers    Brothers     Brothers      Scudder       SVS Dreman
                             Variable Variable    Variable     Variable     Technology    High Return     SVS Dreman
                             All Cap  Investors  Strategic   Total Return     Growth         Equity     Small Cap Value
                             Fund --   Fund --  Bond Fund --   Fund --     Portfolio --   Portfolio --   Portfolio --
                             Class II  Class I    Class I      Class I    Class B Shares Class B Shares Class B Shares
                             -------- --------- ------------ ------------ -------------- -------------- ---------------
                                     Year ended December 31, 2004                 Year ended December 31, 2004
                             -------------------------------------------- --------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends................ $   543    3,029      13,866       2,740             --          3,773            489
 Expenses -- Mortality and
   expense risk and
   administrative expenses
   -- Type I (note 4a)......      --    2,986       4,157       1,770             --             --             --
 Expenses -- Mortality and
   expense risk and
   administrative expenses
   -- Type II (note 4a).....     732       --          --          --             86            784            111
 Expenses - Mortality and
   expense risk and
   administrative expenses
   -- Type III (note 4a)....      --       --          --          --             --             --             --
 Expenses -- Mortality and
   expense risk,
   administrative and
   enhanced rider expenses
   -- Type IV (note 4a).....   1,483       --          --          --          1,038          4,767          2,788
 Expenses -- Mortality and
   expense risk,
   administrative and
   enhanced rider expenses
   -- Type V (note 4a)......      --       --          --          --            150             --             67
 Expenses -- Mortality and
   expense risk and
   administrative expenses
   -- Type VI (note 4a).....     769       --          --          --             --             --             --
 Expenses -- Mortality and
   expense risk and
   administrative expenses
   -- Type VII (note 4a)....      --       --          --          --             --             --             --
                             -------   ------      ------       -----         ------         ------         ------
Net investment income
 (expense)..................  (2,441)      43       9,709         970         (1,274)        (1,778)        (2,477)
                             -------   ------      ------       -----         ------         ------         ------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)...   2,514      619         751         197          1,323         12,725          4,686
 Change in unrealized
   appreciation
   (depreciation)...........  14,875   17,270        (238)      5,723          5,782         35,042         47,530
 Capital gain distribution..      --       --       5,050       2,214             --             --             --
                             -------   ------      ------       -----         ------         ------         ------
Net realized and unrealized
 gain (loss) on investments
 on investments.............  17,389   17,889       5,563       8,134          7,105         47,767         52,216
                             -------   ------      ------       -----         ------         ------         ------
Increase (decrease) in net
 assets from operations..... $14,948   17,932      15,272       9,104          5,831         45,989         49,739
                             =======   ======      ======       =====         ======         ======         ======

                                  Van Kampen Life
                                 Investment Trust
                             ---------------------------

                                              Emerging
                               Comstock        Growth
                             Portfolio --   Portfolio --
                               Class II       Class II
                                Shares         Shares
                             ------------   ------------
                             Year ended December 31, 2004
                             ---------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends................     4,913             --
 Expenses -- Mortality and
   expense risk and
   administrative expenses
   -- Type I (note 4a)......        --             --
 Expenses -- Mortality and
   expense risk and
   administrative expenses
   -- Type II (note 4a).....     4,559            386
 Expenses - Mortality and
   expense risk and
   administrative expenses
   -- Type III (note 4a)....       233              3
 Expenses -- Mortality and
   expense risk,
   administrative and
   enhanced rider expenses
   -- Type IV (note 4a).....     7,927          1,145
 Expenses -- Mortality and
   expense risk,
   administrative and
   enhanced rider expenses
   -- Type V (note 4a)......     2,073            240
 Expenses -- Mortality and
   expense risk and
   administrative expenses
   -- Type VI (note 4a).....       852            137
 Expenses -- Mortality and
   expense risk and
   administrative expenses
   -- Type VII (note 4a)....        --             --
                               -------         ------
Net investment income
 (expense)..................   (10,731)        (1,911)
                               -------         ------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)...    14,473          1,260
 Change in unrealized
   appreciation
   (depreciation)...........   170,073          7,091
 Capital gain distribution..        --             --
                               -------         ------
Net realized and unrealized
 gain (loss) on investments
 on investments.............   184,546          8,351
                               -------         ------
Increase (decrease) in net
 assets from operations.....   173,815          6,440
                               =======         ======

                See accompanying notes to financial statements

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                      Statements of Changes in Net Assets

                                                               AIM Variable Insurance Funds
                             -----------------------------------------------------------------------------------------------
                                 AIM V.I.                                                AIM V.I. Capital
                                Aggressive      AIM V.I. Basic Value     AIM V.I. Blue     Appreciation     AIM V.I. Growth
                              Growth Fund --      Fund -- Series II       Chip Fund --   Fund -- Series I   Fund -- Series I
                             Series I Shares           Shares           Series I Shares       Shares             Shares
                             ---------------  ------------------------  ---------------  ----------------  -----------------
                                                           Period from
                                                              May 1,
                                Year ended     Year ended    2003 to       Year ended       Year ended         Year ended
                               December 31,   December 31, December 31,   December 31,     December 31,       December 31,
                             ---------------  ------------ ------------ ---------------  ----------------  -----------------
                               2004    2003       2004         2003       2004    2003     2004     2003     2004     2003
                             -------  ------  ------------ ------------ -------  ------  -------  -------  -------  --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $(1,075)   (222)    (18,634)     (1,704)    (1,717)   (220)  (5,222)  (2,434)  (5,752)   (6,736)
 Net realized gain
   (loss) on investments....     513     909       6,332        (378)       986      11    1,430    2,353   21,116    32,887
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   8,644   3,831     135,580      35,247      8,808   3,956   24,091   40,731   11,485   102,764
 Capital gain
   distribution.............      --      --          --          --         --      --       --       --       --        --
                             -------  ------   ---------     -------    -------  ------  -------  -------  -------  --------
    Increase (decrease)
     in net assets from
     operations.............   8,082   4,518     123,278      33,165      8,077   3,747   20,299   40,650   26,849   128,915
                             -------  ------   ---------     -------    -------  ------  -------  -------  -------  --------
From capital
 transactions:
 Net premiums...............  21,379  42,675   1,081,061     307,796    122,744  45,023   70,526   91,457    2,867   387,258
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........      --      --          --          --         --      --   (2,541)      --  (16,419)       --
   Surrenders...............  (4,867)    (41)    (30,181)     (1,172)    (7,571)     --  (22,779)  (4,411) (14,377)   (6,053)
   Administrative
    expenses (note 4a)......     (11)     --        (177)        (10)       (15)     --     (110)     (51)    (129)     (108)
   Transfers (to) from
    the Guarantee Account...  14,315    (303)    228,696      25,471     12,785   8,546   13,408   57,881    1,852     7,455
   Transfers (to) from
    other subaccounts.......   1,845      --      27,695          37      3,387     303   56,891  (14,817) (61,277) (227,316)
                             -------  ------   ---------     -------    -------  ------  -------  -------  -------  --------
    Increase (decrease)
     in net assets from
     capital transactions...  32,661  42,331   1,307,094     332,122    131,330  53,872  115,395  130,059  (87,483)  161,236
                             -------  ------   ---------     -------    -------  ------  -------  -------  -------  --------
Increase (decrease) in
 net assets.................  40,743  46,849   1,430,372     365,287    139,407  57,619  135,694  170,709  (60,634)  290,151
Net assets at beginning
 of year....................  46,849      --     365,287          --     59,088   1,469  287,594  116,885  441,661   151,510
                             -------  ------   ---------     -------    -------  ------  -------  -------  -------  --------
Net assets at end of year... $87,592  46,849   1,795,659     365,287    198,495  59,088  423,288  287,594  381,027   441,661
                             =======  ======   =========     =======    =======  ======  =======  =======  =======  ========
Change in units (note 5):
 Units purchased............   3,459   3,767     114,576      28,441     13,664   4,792   16,376   17,478    1,178    75,152
 Units redeemed.............    (831)     (4)    (13,678)       (101)    (2,485)     --   (3,194)  (2,256) (11,921)  (44,935)
                             -------  ------   ---------     -------    -------  ------  -------  -------  -------  --------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   2,628   3,763     100,898      28,340     11,179   4,792   13,182   15,222  (10,743)   30,217
                             =======  ======   =========     =======    =======  ======  =======  =======  =======  ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                              AIM Variable Insurance Funds (continued)        The Alger American Fund
                              -------------------------------------    --------------------------------------
                                  AIM V.I.                                                   Alger American
                               International       AIM V.I. Premier      Alger American    Small Capitalization
                               Growth Fund --       Equity Fund --     Growth Portfolio --    Portfolio --
                              Series II Shares      Series I Shares      Class O Shares      Class O Shares
                              ----------------   --------------------  -----------------   -------------------
                                Period from
                                November 15,
                                  2004 to             Year ended           Year ended          Year ended
                                December 31,         December 31,         December 31,        December 31,
                              ----------------   --------------------  -----------------   -------------------
                                    2004            2004       2003      2004       2003     2004      2003
                              ----------------   ---------  ---------  --------   -------  -------   --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............     $    (61)        (11,350)   (11,194)  (11,177)  (10,429) (10,779)    (9,111)
   Net realized gain
     (loss) on
     investments.............            1            (939)   (16,440)  (83,039)  (69,061) (38,584)  (154,811)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............        3,524          51,141    232,102   124,151   295,112  156,584    385,397
   Capital gain
     distribution............           --              --         --        --        --       --         --
                                  --------       ---------  ---------  --------   -------  -------   --------
       Increase
         (decrease) in
         net assets from
         operations..........        3,464          38,852    204,468    29,935   215,622  107,221    221,475
                                  --------       ---------  ---------  --------   -------  -------   --------
From capital
  transactions:
   Net premiums..............       99,900          26,683    165,371        --    53,444    6,345      3,278
   Transfers (to) from
     the general account
     of GE Capital Life
     Assurance Company
     of New York
     Death benefits..........           --          (3,010)   (20,529)  (55,950)  (21,189)  (5,839)        --
     Surrenders..............           --         (76,569)  (103,133) (114,113)  (27,247) (37,878)   (73,201)
     Administrative
       expenses (note 4a)....           --            (210)      (233)     (562)     (836)    (664)      (708)
     Transfers (to) from
       the Guarantee
       Account...............           (8)          4,035     78,177    (7,130)  (22,225) (50,206)    (4,957)
     Transfers (to) from
       other subaccounts.....           --         (45,598)   (69,052)   (2,342)   (1,281)  17,230     24,073
                                  --------       ---------  ---------  --------   -------  -------   --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........       99,892         (94,669)    50,601  (180,097)  (19,334) (71,012)   (51,515)
                                  --------       ---------  ---------  --------   -------  -------   --------
Increase (decrease) in
  net assets.................      103,356         (55,817)   255,069  (150,162)  196,288   36,209    169,960
Net assets at beginning
  of year....................           --       1,092,994    837,925   863,097   666,809  766,424    596,464
                                  --------       ---------  ---------  --------   -------  -------   --------
Net assets at end of year....     $103,356       1,037,177  1,092,994   712,935   863,097  802,633    766,424
                                  ========       =========  =========  ========   =======  =======   ========
Change in units (note 5):
   Units purchased...........        9,724          11,142     37,488       116    13,300    8,899      5,184
   Units redeemed............           --         (23,924)   (29,782)  (19,066)  (15,966) (17,983)   (14,848)
                                  --------       ---------  ---------  --------   -------  -------   --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........        9,724         (12,782)     7,706   (18,950)   (2,666)  (9,084)    (9,664)
                                  ========       =========  =========  ========   =======  =======   ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                       AllianceBernstein Variable Products Series Fund, Inc.
                             -----------------------------------------------------------------------------------
                                                    AllianceBernstein
                                                      International                         AllianceBernstein
                               AllianceBernstein          Value         AllianceBernstein       Small Cap
                               Growth and Income      Portfolio --       Premier Growth          Growth
                              Portfolio -- Class B       Class B      Portfolio -- Class B  Portfolio -- Class B
                             ---------------------  ----------------- --------------------  -------------------
                                                       Period from
                                                      November 15,
                                   Year ended            2004 to           Year ended          Year ended
                                  December 31,        December 31,        December 31,        December 31,
                             ---------------------  ----------------- --------------------  -------------------
                                2004        2003          2004           2004       2003      2004       2003
                             ----------  ---------  ----------------- ---------  ---------   -------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (49,497)   (23,561)         (53)        (22,589)   (10,797)  (1,745)    (1,569)
 Net realized gain
   (loss) on investments....     90,831    (24,962)           4           9,587      9,507    3,025     (1,196)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    523,582    857,088        1,944         114,996    163,462   11,120     41,933
 Capital gain
   distribution.............         --         --           --              --         --       --         --
                             ----------  ---------       ------       ---------  ---------   -------   -------
    Increase (decrease)
     in net assets from
     operations.............    564,916    808,565        1,895         101,994    162,172   12,400     39,168
                             ----------  ---------       ------       ---------  ---------   -------   -------
From capital
 transactions:
 Net premiums...............  1,482,822  1,222,199           --         276,056    662,559       --        290
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........    (67,657)  (157,095)          --          (4,733)  (268,517)      --         --
   Surrenders...............   (356,901)  (165,310)         (74)        (33,597)   (27,125) (18,836)        --
   Administrative
    expenses (note 4a)......     (1,416)      (853)          --            (425)      (206)     (27)       (22)
   Transfers (to) from
    the Guarantee Account...    527,334    542,998        3,374         105,155    216,261    1,547      3,367
   Transfers (to) from
    other subaccounts.......    217,972    286,576       28,764          10,455     28,397   (9,838)     7,794
                             ----------  ---------       ------       ---------  ---------   -------   -------
    Increase (decrease)
     in net assets from
     capital transactions...  1,802,154  1,728,515       32,064         352,911    611,369  (27,154)    11,429
                             ----------  ---------       ------       ---------  ---------   -------   -------
Increase (decrease) in
 net assets.................  2,367,070  2,537,080       33,959         454,905    773,541  (14,754)    50,597
Net assets at beginning
 of year....................  4,563,057  2,025,977           --       1,169,233    395,692  128,210     77,613
                             ----------  ---------       ------       ---------  ---------   -------   -------
Net assets at end of year... $6,930,127  4,563,057       33,959       1,624,138  1,169,233  113,456    128,210
                             ==========  =========       ======       =========  =========   =======   =======
Change in units (note 5):
 Units purchased............    265,824    234,168        3,229          67,003    121,006      169      1,460
 Units redeemed.............    (84,859)   (36,964)          (7)        (23,491)   (39,512)  (2,933)        (3)
                             ----------  ---------       ------       ---------  ---------   -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    180,965    197,204        3,222          43,512     81,494   (2,764)     1,457
                             ==========  =========       ======       =========  =========   =======   =======

                             ----------------------------



                             AllianceBernstein Technology
                               Portfolio -- Class B
                             ---------------------------
                                            Period from
                                               May 1,
                              Year ended      2003 to
                             December 31,   December 31,
                             ------------   ------------
                                 2004           2003
                             ------------   ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (3,691)          (758)
 Net realized gain
   (loss) on investments....     2,208          2,121
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    22,109          6,187
 Capital gain
   distribution.............        --             --
                               -------        -------
    Increase (decrease)
     in net assets from
     operations.............    20,626          7,550
                               -------        -------
From capital
 transactions:
 Net premiums...............   115,749        118,358
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........        --             --
   Surrenders...............    (3,865)        (1,860)
   Administrative
    expenses (note 4a)......      (106)            --
   Transfers (to) from
    the Guarantee Account...    26,747         27,320
   Transfers (to) from
    other subaccounts.......   (29,022)        39,498
                               -------        -------
    Increase (decrease)
     in net assets from
     capital transactions...   109,503        183,316
                               -------        -------
Increase (decrease) in
 net assets.................   130,129        190,866
Net assets at beginning
 of year....................   190,866             --
                               -------        -------
Net assets at end of year...   320,995        190,866
                               =======        =======
Change in units (note 5):
 Units purchased............    14,505         14,643
 Units redeemed.............    (5,335)          (148)
                               -------        -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     9,170         14,495
                               =======        =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                           American Century Variable Portfolios, Inc.
                             -----------------------------------------------------------------------------
                                VP Income & Growth         VP International              VP Ultra
                                  Fund -- Class I           Fund -- Class I           Fund -- Class I
                             ------------------------  ------------------------  ------------------------
                                          Period from               Period from               Period from
                                             May 1,                    May 1,                    May 1,
                              Year ended    2003 to     Year ended    2003 to     Year ended    2003 to
                             December 31, December 31, December 31, December 31, December 31, December 31,
                             ------------ ------------ ------------ ------------ ------------ ------------
                                 2004         2003         2004         2003         2004         2003
                             ------------ ------------ ------------ ------------ ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   $   (364)       (517)        (821)        (116)      (2,650)         (68)
 Net realized gain
   (loss) on investments....      3,088         566          693           23          403            4
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     13,010      11,897       12,628        2,944       27,416        1,027
 Capital gain
   distribution.............         --          --           --           --           --           --
                               --------     -------      -------       ------      -------       ------
    Increase (decrease)
     in net assets from
     operations.............     15,734      11,946       12,500        2,851       25,169          963
                               --------     -------      -------       ------      -------       ------
From capital
 transactions:
 Net premiums...............     40,070      93,562       74,191       21,798      334,881       12,480
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........         --          --           --           --           --           --
   Surrenders...............     (1,272)         --       (6,037)          --       (1,610)          --
   Administrative
    expenses (note 4a)......        (54)         --           --           --          (26)          --
   Transfers (to) from
    the Guarantee Account...      4,017       1,211       14,942           --       22,093        5,034
   Transfers (to) from
    other subaccounts.......       (268)         (6)       2,405         (253)       3,486           --
                               --------     -------      -------       ------      -------       ------
    Increase (decrease)
     in net assets from
     capital transactions...     42,493      94,767       85,501       21,545      358,824       17,514
                               --------     -------      -------       ------      -------       ------
Increase (decrease) in
 net assets.................     58,227     106,713       98,001       24,396      383,993       18,477
Net assets at beginning
 of year....................    106,713          --       24,396           --       18,477           --
                               --------     -------      -------       ------      -------       ------
Net assets at end of year...   $164,940     106,713      122,397       24,396      402,470       18,477
                               ========     =======      =======       ======      =======       ======
Change in units (note 5):
 Units purchased............      5,782       8,524        7,617        2,071       31,903        1,564
 Units redeemed.............     (2,458)         (1)        (584)         (24)      (2,238)          --
                               --------     -------      -------       ------      -------       ------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....      3,324       8,523        7,033        2,047       29,665        1,564
                               ========     =======      =======       ======      =======       ======

                             -------------------------
                                     VP Value
                                  Fund -- Class I
                             ------------------------
                                          Period from
                                             May 1,
                              Year ended    2003 to
                             December 31, December 31,
                             ------------ ------------
                                 2004         2003
                             ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     (6,655)     (1,882)
 Net realized gain
   (loss) on investments....      7,371       4,983
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    117,741     115,799
 Capital gain
   distribution.............      6,660          --
                              ---------     -------
    Increase (decrease)
     in net assets from
     operations.............    125,117     118,900
                              ---------     -------
From capital
 transactions:
 Net premiums...............    168,502     667,056
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........         --          --
   Surrenders...............     (4,670)        (53)
   Administrative
    expenses (note 4a)......        (26)         --
   Transfers (to) from
    the Guarantee Account...    177,348      22,225
   Transfers (to) from
    other subaccounts.......      1,637          --
                              ---------     -------
    Increase (decrease)
     in net assets from
     capital transactions...    342,791     689,228
                              ---------     -------
Increase (decrease) in
 net assets.................    467,908     808,128
Net assets at beginning
 of year....................    808,128          --
                              ---------     -------
Net assets at end of year...  1,276,036     808,128
                              =========     =======
Change in units (note 5):
 Units purchased............     28,898      64,091
 Units redeemed.............     (3,033)         (5)
                              ---------     -------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....     25,865      64,086
                              =========     =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                         Dreyfus
                             --------------------------------------------------------------------------------------------------
                                                                                      The Dreyfus
                                                                                       Socially
                                Dreyfus Investment                                    Responsible
                              Portfolios -- Emerging      Dreyfus Investment         Growth Fund,    Dreyfus Variable Investment
                               Markets Portfolio --    Portfolios -- MidCap Stock   Inc. -- Initial    Fund -- Money Market
                                  Initial Shares       Portfolio -- Initial Shares      Shares               Portfolio
                             ------------------------  --------------------------  ----------------  --------------------------
                                          Period from                Period from                                   Period from
                                             May 1,                     May 1,                                        May 1,
                              Year ended    2003 to     Year ended     2003 to        Year ended      Year ended     2003 to
                             December 31, November 14, December 31,  December 31,    December 31,    December 31,  December 31,
                             ------------ ------------ ------------  ------------  ----------------  ------------  ------------
                                 2004         2003         2004          2003        2004     2003       2004          2003
                             ------------ ------------ ------------  ------------  -------  -------  ------------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     $--          (1,943)       (529)         (109)     (1,652)  (1,086)    (1,606)          (38)
 Net realized gain
   (loss) on investments....      --          14,823       1,094            25       1,612     (424)        --            --
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............      --           7,989       5,518         4,152      15,069   20,752         --            --
 Capital gain
   distribution.............      --              --       1,665            --          --       --         --            --
                                 ---        --------      ------        ------     -------  -------    -------        ------
    Increase (decrease)
     in net assets from
     operations.............      --          20,869       7,748         4,068      15,029   19,242     (1,606)          (38)
                                 ---        --------      ------        ------     -------  -------    -------        ------
From capital
 transactions:
 Net premiums...............      --          36,433      35,055        19,124      46,399   21,641    491,729         9,435
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........      --         (42,584)         --            --          --       --         --            --
   Surrenders...............      --         (11,363)     (6,808)          (27)     (3,846)  (3,659)    (5,593)           --
   Administrative
    expenses (note 4a)......      --            (111)        (19)           --        (211)    (168)        (8)           --
   Transfers (to) from
    the Guarantee Account...      --          55,461       5,886         7,956     115,355   28,746     16,394            (1)
   Transfers (to) from
    other subaccounts.......      --        (197,116)     (1,040)           --     (20,808)   2,886    248,401           722
                                 ---        --------      ------        ------     -------  -------    -------        ------
    Increase (decrease)
     in net assets from
     capital transactions...      --        (159,280)     33,074        27,053     136,889   49,446    750,923        10,156
                                 ---        --------      ------        ------     -------  -------    -------        ------
Increase (decrease) in
 net assets.................      --        (138,411)     40,822        31,121     151,918   68,688    749,317        10,118
Net assets at beginning
 of year....................      --         138,411      31,121            --     116,092   47,404     10,118            --
                                 ---        --------      ------        ------     -------  -------    -------        ------
Net assets at end of year...     $--              --      71,943        31,121     268,010  116,092    759,435        10,118
                                 ===        ========      ======        ======     =======  =======    =======        ======
Change in units (note 5):
 Units purchased............      --           3,747       3,578         2,463      24,875    7,787    120,463         1,024
 Units redeemed.............      --         (18,626)       (988)           (3)     (8,890)    (561)   (43,847)           --
                                 ---        --------      ------        ------     -------  -------    -------        ------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....      --         (14,879)      2,590         2,461      15,985    7,226     76,616         1,024
                                 ===        ========      ======        ======     =======  =======    =======        ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                       Eaton Vance Variable Trust
                              ----------------------------------------------------------------------------
                                  VT Floating-Rate              VT Income            VT Worldwide Health
                                     Income Fund             Fund of Boston             Sciences Fund
                              ------------------------  ------------------------  ------------------------
                                              Period    Period from  Period from               Period from
                                              May 1,     January 1,     May 1,                    May 1,
                               Year ended    2003 to      2004 to      2003 to     Year ended    2003 to
                              December 31, December 31, December 15, December 31, December 31, December 31,
                              ------------ ------------ ------------ ------------ ------------ ------------
                                  2004         2003         2004         2003         2004         2003
                              ------------ ------------ ------------ ------------ ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  $   37,681       1,214         (875)       (769)      (9,338)      (1,370)
   Net realized gain
     (loss) on
     investments.............       2,360       1,900        4,625       4,415        5,045           41
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............       1,851          86       (6,599)      6,599       33,904       10,821
   Capital gain
     distribution............          --          --           --          --           --           --
                               ----------   ---------     --------     -------      -------      -------
       Increase
         (decrease) in
         net assets from
         operations..........      41,892       3,200       (2,849)     10,245       29,611        9,492
                               ----------   ---------     --------     -------      -------      -------
From capital
  transactions:
   Net premiums..............   2,977,601     971,081      286,913     124,899      443,952      228,877
   Transfers (to) from
     the general account
     of GE Capital Life
     Assurance Company
     of New York
     Death benefits..........     (12,412)         --           --          --      (48,956)          --
     Surrenders..............     (87,800)    (11,019)      (9,192)         --      (34,305)          (2)
     Administrative
       expenses (note 4a)....        (395)         --          (20)         --         (147)          --
     Transfers (to) from
       the Guarantee
       Account...............     775,865      43,004      156,036      18,297      118,690       37,373
     Transfers (to) from
       other subaccounts.....     727,561     171,125     (584,916)        587       18,971           16
                               ----------   ---------     --------     -------      -------      -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   4,380,420   1,174,191     (151,179)    143,783      498,205      266,264
                               ----------   ---------     --------     -------      -------      -------
Increase (decrease) in
  net assets.................   4,422,312   1,177,391     (154,028)    154,028      527,816      275,756
Net assets at beginning
  of year....................   1,177,391          --      154,028          --      275,756           --
                               ----------   ---------     --------     -------      -------      -------
Net assets at end of year....  $5,599,703   1,177,391           --     154,028      803,572      275,756
                               ==========   =========     ========     =======      =======      =======
Change in units (note 5):
   Units purchased...........     735,962     117,614       60,226      13,856       60,023       20,729
   Units redeemed............    (304,444)     (1,093)     (74,082)         --      (22,015)          --
                               ----------   ---------     --------     -------      -------      -------
   Net increase
     (decrease) in units
     from capital
     transactions
     with contract owners....     431,518     116,521      (13,856)     13,856       38,008       20,729
                               ==========   =========     ========     =======      =======      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II


                             ------------------------------------------------------
                                 Federated                         Federated High
                              American Leaders      Federated        Income Bond
                                 Fund II --      Capital Income      Fund II --
                               Primary Shares        Fund II       Primary Shares
                             -----------------  ----------------  ----------------

                                 Year ended        Year ended        Year ended
                                December 31,      December 31,      December 31,
                             -----------------  ----------------  ----------------
                               2004      2003     2004     2003     2004     2003
                             --------  -------  -------  -------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense)................. $    (51)     957   13,387   19,797   24,850   26,403
 Net realized gain
  (loss) on investments.....     (284) (22,853) (17,353) (11,364)    (279) (10,795)
 Change in unrealized
  appreciation
  (depreciation) on
  investments...............   54,992  157,361   40,774   62,493   11,043   65,371
 Capital gain
  distribution..............       --       --       --       --       --       --
                             --------  -------  -------  -------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............   54,657  135,465   36,808   70,926   35,614   80,979
                             --------  -------  -------  -------  -------  -------
From capital
 transactions:
 Net premiums...............      280      503    2,532      300      600      600
 Transfers (to) from the
  general account of GE
  Capital Life Assurance
  Company of New York
  Death benefits............       --   (7,152)      --       --       --       --
  Surrenders................  (11,913) (45,611)  (9,877)  (1,602) (73,879) (26,942)
  Administrative
    expenses (note 4a)......     (590)    (544)    (351)    (391)    (192)    (219)
  Transfers (to) from
    the Guarantee Account...       22  (12,659)      (6)     106    5,288    2,432
  Transfers (to) from
    other subaccounts.......    8,807    7,287   (2,484)   1,216  (20,020)  50,546
                             --------  -------  -------  -------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...   (3,394) (58,176) (10,186)    (371) (88,203)  26,417
                             --------  -------  -------  -------  -------  -------
Increase (decrease) in
 net assets.................   51,263   77,289   26,622   70,556  (52,589) 107,397
Net assets at beginning
 of year....................  668,138  590,849  444,808  374,252  453,130  345,733
                             --------  -------  -------  -------  -------  -------
Net assets at end of year... $719,401  668,138  471,430  444,808  400,541  453,130
                             ========  =======  =======  =======  =======  =======
Change in units (note 5):
 Units purchased............    1,156      981    3,467      227    1,382    7,054
 Units redeemed.............   (1,497)  (8,293)  (4,756)    (275)  (9,489)  (3,574)
                             --------  -------  -------  -------  -------  -------
 Net increase (decrease)
  in units from capital
  transactions with
  contract owners...........     (341)  (7,312)  (1,289)     (48)  (8,107)   3,480
                             ========  =======  =======  =======  =======  =======

                             Federated Insurance Series
                             -------------------------------------------------------------------------------
                                Federated High              Federated                    Federated
                                  Income Bond             International                   Kaufmann
                                  Fund II --              Small Company                  Fund II --
                                Service Shares               Fund II                   Service Shares
                             --------------------  ---------------------------  ---------------------------
                                                                  Period from                  Period from
                                  Year ended        Year ended  January 1, 2003  Year ended    May 1, 2003
                                 December 31,      December 31, to November 14, December 31, to December 31,
                             --------------------  ------------ --------------- ------------ ---------------
                                2004       2003        2004          2003           2004          2003
                             ---------  ---------  ------------ --------------- ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).................    73,375     40,719       --           (1,258)       (15,892)       (1,915)
 Net realized gain
  (loss) on investments.....    16,394      5,412       --           30,073         13,402         3,567
 Change in unrealized
  appreciation
  (depreciation) on
  investments...............    53,178    104,652       --            2,729        164,594        22,114
 Capital gain
  distribution..............        --         --       --               --             --            --
                             ---------  ---------       --         --------      ---------       -------
    Increase (decrease)
     in net assets from
     operations.............   142,947    150,783       --           31,544        162,104        23,766
                             ---------  ---------       --         --------      ---------       -------
From capital
 transactions:
 Net premiums...............   630,578    614,799       --          124,995        786,940       269,522
 Transfers (to) from the
  general account of GE
  Capital Life Assurance
  Company of New York
  Death benefits............    (9,142)        --       --               --             --            --
  Surrenders................  (106,049)   (27,307)      --             (850)       (46,069)      (63,768)
  Administrative
    expenses (note 4a)......      (424)      (185)      --              (16)          (320)          (15)
  Transfers (to) from
    the Guarantee Account...   174,759    105,174       --            5,055        209,886        36,571
  Transfers (to) from
    other subaccounts.......    65,310    (99,590)      --         (199,370)       197,088       138,178
                             ---------  ---------       --         --------      ---------       -------
    Increase (decrease)
     in net assets from
     capital transactions...   755,032    592,891       --          (70,186)     1,147,525       380,488
                             ---------  ---------       --         --------      ---------       -------
Increase (decrease) in
 net assets.................   897,979    743,674       --          (38,642)     1,309,629       404,254
Net assets at beginning
 of year.................... 1,344,707    601,033       --           38,642        404,254            --
                             ---------  ---------       --         --------      ---------       -------
Net assets at end of year... 2,242,686  1,344,707       --               --      1,713,883       404,254
                             =========  =========       ==         ========      =========       =======
Change in units (note 5):
 Units purchased............    98,632     65,032       --            9,166        108,501        35,502
 Units redeemed.............   (35,730)   (11,488)      --          (14,456)       (21,887)       (5,107)
                             ---------  ---------       --         --------      ---------       -------
 Net increase (decrease)
  in units from capital
  transactions with
  contract owners...........    62,902     53,544       --           (5,290)        86,614        30,395
                             =========  =========       ==         ========      =========       =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                           Fidelity Variable Insurance Products Fund
                             ---------------------------------------------------------------------------
                                                 VIP Asset
                                 VIP Asset      Manager/SM/
                                Manager/SM/     Portfolio --   VIP Contrafund(R)     VIP Contrafund(R)
                                Portfolio --      Service        Portfolio --          Portfolio --
                               Initial Class      Class 2        Initial Class        Service Class 2
                             -----------------  ------------ --------------------  --------------------
                                                Period from
                                                 April 30,
                                 Year ended       2004 to         Year ended            Year ended
                                December 31,    December, 31     December 31,          December 31,
                             -----------------  ------------ --------------------  --------------------
                               2004      2003       2004        2004       2003       2004       2003
                             --------  -------  ------------ ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  3,851    7,951        (20)     (29,909)   (23,099)   (63,159)   (18,743)
 Net realized gain
   (loss) on investments....   (1,342)  (9,959)        --       11,508   (137,023)   109,053     23,055
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    9,631   52,209        294      381,909    768,928    616,316    356,544
 Capital gain
   distribution.............       --       --         --           --         --         --         --
                             --------  -------     ------    ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   12,140   50,201        274      363,508    608,806    662,210    360,856
                             --------  -------     ------    ---------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...............       --       --     11,489        3,669      8,360  1,969,848  1,074,047
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........       --  (31,399)        --       (7,318)   (64,245)   (72,077)   (13,108)
   Surrenders...............  (33,340)  (5,920)        --     (338,970)  (260,500)  (248,085)   (79,797)
   Administrative
    expenses (note 4a)......     (259)    (280)        --       (2,184)    (2,428)    (1,162)      (263)
   Transfers (to) from
    the Guarantee Account...       32  (32,630)         1        7,158    (48,806) 1,194,891    300,467
   Transfers (to) from
    other subaccounts.......   26,512    1,449      5,313       94,015        (90)   378,157     41,649
                             --------  -------     ------    ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (7,055) (68,780)    16,803     (243,630)  (367,709) 3,221,572  1,322,995
                             --------  -------     ------    ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.................    5,085  (18,579)    17,077      119,878    241,097  3,883,782  1,683,851
Net assets at beginning
 of year....................  316,118  334,697         --    2,755,904  2,514,807  2,509,918    826,067
                             --------  -------     ------    ---------  ---------  ---------  ---------
Net assets at end of year... $321,203  316,118     17,077    2,875,782  2,755,904  6,393,700  2,509,918
                             ========  =======     ======    =========  =========  =========  =========
Change in units (note 5):
 Units purchased............    2,499      145      1,649       24,571        811    383,443    143,990
 Units redeemed.............   (3,180)  (7,005)        --      (43,876)   (36,680)   (95,010)    (9,493)
                             --------  -------     ------    ---------  ---------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (681)  (6,860)     1,649      (19,305)   (35,869)   288,433    134,497
                             ========  =======     ======    =========  =========  =========  =========

                             --------------------------


                                VIP Dynamic Capital
                             Appreciation Portfolio --
                                  Service Class 2
                             -------------------------
                                          Period from
                                             May 1,
                              Year ended    2003 to
                             December 31, December 31,
                             ------------ ------------
                                 2004         2003
                             ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................      (45)         --
 Net realized gain
   (loss) on investments....       43          --
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............      593          --
 Capital gain
   distribution.............       --          --
                                -----          --
    Increase (decrease)
     in net assets from
     operations.............      591          --
                                -----          --
From capital
 transactions:
 Net premiums...............    4,507          --
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........       --          --
   Surrenders...............       --          --
   Administrative
    expenses (note 4a)......       --          --
   Transfers (to) from
    the Guarantee Account...    1,927          --
   Transfers (to) from
    other subaccounts.......      190          --
                                -----          --
    Increase (decrease)
     in net assets from
     capital transactions...    6,624          --
                                -----          --
Increase (decrease) in
 net assets.................    7,215          --
Net assets at beginning
 of year....................       --          --
                                -----          --
Net assets at end of year...    7,215          --
                                =====          ==
Change in units (note 5):
 Units purchased............      965          --
 Units redeemed.............     (341)         --
                                -----          --
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      624          --
                                =====          ==

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                        Fidelity Variable Insurance Products Fund (continued)
                             ----------------------------------------------------------------------------------------

                               VIP Equity-Income      VIP Equity-Income       VIP Growth &          VIP Growth &
                                  Portfolio --          Portfolio --       Income Portfolio --   Income Portfolio --
                                  Initial Class        Service Class 2        Initial Class        Service Class 2
                             ---------------------  --------------------  --------------------  --------------------
                                   Year ended            Year ended            Year ended            Year ended
                                  December 31,          December 31,          December 31,          December 31,
                             ---------------------  --------------------  --------------------  --------------------
                                2004        2003       2004       2003       2004       2003       2004       2003
                             ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    3,145      7,653    (20,552)   (12,614)    (5,684)    (2,426)   (18,986)    (5,106)
 Net realized gain
   (loss) on investments....     15,233    (87,749)    91,063     52,973     (4,128)   (17,251)    18,285        (96)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    184,310    564,793    405,252    571,529     56,247    227,799    109,843    139,749
 Capital gain
   distribution.............      8,286         --     13,292         --         --         --         --         --
                             ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............    210,974    484,697    489,055    611,888     46,435    208,122    109,142    134,547
                             ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...............     35,863     66,680  1,687,748  1,949,030     12,737      1,889    379,263    490,767
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........     (2,483)   (63,432)   (18,070)   (25,760)   (20,779)   (20,380)   (23,162)    (8,399)
   Surrenders...............   (126,956)  (116,970)  (175,099)  (116,149)   (45,277)   (30,129)   (52,769)   (23,358)
   Administrative
    expenses (note 4a)......     (1,222)    (1,241)    (1,099)      (367)    (1,140)    (1,288)      (430)      (220)
   Transfers (to) from
    the Guarantee Account...    (21,793)   (18,881)   598,411    112,403    (20,449)   (16,058)   977,611     92,428
   Transfers (to) from
    other subaccounts.......     (3,693)    72,644    254,098   (261,379)    (3,500)    54,831      1,968     60,191
                             ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (120,284)   (61,200) 2,345,989  1,657,778    (78,408)   (11,135) 1,282,481    611,409
                             ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.................     90,690    423,497  2,835,044  2,269,666    (31,973)   196,987  1,391,623    745,956
Net assets at beginning
 of year....................  2,210,372  1,786,875  3,328,511  1,058,845  1,169,615    972,628  1,223,635    477,679
                             ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net assets at end of year... $2,301,062  2,210,372  6,163,555  3,328,511  1,137,642  1,169,615  2,615,258  1,223,635
                             ==========  =========  =========  =========  =========  =========  =========  =========
Change in units (note 5):
 Units purchased............     13,717     17,799    312,035    249,839      3,117      9,464    163,910     70,795
 Units redeemed.............    (24,217)   (25,538)   (80,721)   (49,531)   (10,965)   (11,293)   (30,961)    (3,523)
                             ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....    (10,500)    (7,739)   231,314    200,308     (7,848)    (1,829)   132,949     67,272
                             ==========  =========  =========  =========  =========  =========  =========  =========

                             ------------------
                                 VIP Growth
                               Opportunities
                                Portfolio --
                                Initial Class
                             -----------------
                                 Year ended
                                December 31,
                             -----------------
                               2004      2003
                             --------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (5,594)  (3,859)
 Net realized gain
   (loss) on investments....  (48,344) (32,533)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   83,935  190,796
 Capital gain
   distribution.............       --       --
                             --------  -------
    Increase (decrease)
     in net assets from
     operations.............   29,997  154,404
                             --------  -------
From capital
 transactions:
 Net premiums...............    4,157    9,489
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........       --  (20,185)
   Surrenders............... (115,052) (15,714)
   Administrative
    expenses (note 4a)......     (608)    (644)
   Transfers (to) from
    the Guarantee Account...  (31,257) (12,897)
   Transfers (to) from
    other subaccounts.......  (28,452)  22,816
                             --------  -------
    Increase (decrease)
     in net assets from
     capital transactions... (171,212) (17,135)
                             --------  -------
Increase (decrease) in
 net assets................. (141,215) 137,269
Net assets at beginning
 of year....................  705,484  568,215
                             --------  -------
Net assets at end of year...  564,269  705,484
                             ========  =======
Change in units (note 5):
 Units purchased............    5,668    5,630
 Units redeemed.............  (27,977)  (8,631)
                             --------  -------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....  (22,309)  (3,001)
                             ========  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                       Fidelity Variable Insurance Products Fund (continued)
                             ------------------------------------------------------------------------------------
                                   VIP Growth            VIP Growth            VIP Mid Cap        VIP Overseas
                              Portfolio -- Initial  Portfolio -- Service  Portfolio -- Service    Portfolio --
                                     Class                 Class 2               Class 2          Initial Class
                             ---------------------  --------------------  --------------------  ----------------


                                   Year ended            Year ended            Year ended          Year ended
                                  December 31,          December 31,          December 31,        December 31,
                             ---------------------  --------------------  --------------------  ----------------
                                2004        2003       2004       2003       2004       2003      2004     2003
                             ----------  ---------  ---------  ---------  ---------  ---------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   17,225)   (16,299)   (20,523)    (9,906)   (66,410)   (24,347)  (1,633)  (3,359)
 Net realized gain
   (loss) on investments....    (91,201)  (180,547)    15,931     (3,396)   218,854     28,974   (6,521) (55,395)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    134,815    588,011     40,529    201,755    827,371    600,148   91,567  270,688
 Capital gain
   distribution.............         --         --         --         --         --         --       --       --
                             ----------  ---------  ---------  ---------  ---------  ---------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............     26,389    391,165     35,937    188,453    979,815    604,775   83,413  211,934
                             ----------  ---------  ---------  ---------  ---------  ---------  -------  -------
From capital
 transactions:
 Net premiums...............      8,980     19,394    514,052    352,821  1,591,662    779,733    6,165    8,859
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........    (75,465)   (12,629)   (19,528)    (4,458)    (3,105)   (17,777) (22,434)      --
   Surrenders...............   (106,308)   (79,235)   (46,737)   (20,018)  (213,710)  (136,026) (71,522) (28,836)
   Administrative
    expenses (note 4a)......     (1,387)    (1,894)      (554)      (208)      (794)      (260)    (383)    (384)
   Transfers (to) from
    the Guarantee Account...    (15,698)   (65,072)   230,468    191,090    526,952    210,191  (21,097)  (7,915)
   Transfers (to) from
    other subaccounts.......     23,027     13,080     67,533      4,106    (51,492)   158,232   49,890   40,137
                             ----------  ---------  ---------  ---------  ---------  ---------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...   (166,851)  (126,356)   745,234    523,333  1,849,513    994,093  (59,381)  11,861
                             ----------  ---------  ---------  ---------  ---------  ---------  -------  -------
Increase (decrease) in
 net assets.................   (140,462)   264,809    781,171    711,786  2,829,328  1,598,868   24,032  223,795
Net assets at beginning
 of year....................  1,632,580  1,367,771  1,133,153    421,367  2,944,969  1,346,101  743,904  520,109
                             ----------  ---------  ---------  ---------  ---------  ---------  -------  -------
Net assets at end of year... $1,492,118  1,632,580  1,914,324  1,133,153  5,774,297  2,944,969  767,936  743,904
                             ==========  =========  =========  =========  =========  =========  =======  =======
Change in units (note 5):
 Units purchased............      7,075      4,197    111,512     71,388    258,723    106,053    9,393    3,885
 Units redeemed.............    (24,429)   (20,497)   (22,729)    (3,213)  (112,695)   (14,263) (15,748)  (2,956)
                             ----------  ---------  ---------  ---------  ---------  ---------  -------  -------
 Net increase (decrease)
   in units from
   capital transactions
   with contract owners.....    (17,354)   (16,300)    88,783     68,175    146,028     91,790   (6,355)     929
                             ==========  =========  =========  =========  =========  =========  =======  =======

                             --------------------
                             VIP Value Strategies
                             Portfolio -- Service
                                   Class 2
                             --------------------
                                 Period from
                                  April 30,
                                   2004 to
                                 December 31,
                             --------------------
                                     2004
                             --------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................          (341)
 Net realized gain
   (loss) on investments....            32
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............        13,366
 Capital gain
   distribution.............            --
                                   -------
    Increase (decrease)
     in net assets from
     operations.............        13,057
                                   -------
From capital
 transactions:
 Net premiums...............        65,721
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........            --
   Surrenders...............          (135)
   Administrative
    expenses (note 4a)......            --
   Transfers (to) from
    the Guarantee Account...         9,406
   Transfers (to) from
    other subaccounts.......        43,241
                                   -------
    Increase (decrease)
     in net assets from
     capital transactions...       118,233
                                   -------
Increase (decrease) in
 net assets.................       131,290
Net assets at beginning
 of year....................            --
                                   -------
Net assets at end of year...       131,290
                                   =======
Change in units (note 5):
 Units purchased............        11,659
 Units redeemed.............           (12)
                                   -------
 Net increase (decrease)
   in units from
   capital transactions
   with contract owners.....        11,647
                                   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                            Franklin Templeton Variable Insurance Products Trust
                          -------------------------------------------------------------------------------------------------------

                          Franklin Large Cap Growth       Mutual Shares           Templeton Foreign         Templeton Global
                             Securities Fund --        Securities Fund --        Securities Fund --     Asset Allocation Fund --
                               Class 2 Shares            Class 2 Shares            Class 2 Shares             Class 2 Shares
                          ------------------------  ------------------------  ------------------------  ------------------------
                                       Period from               Period from               Period from               Period from
                                          May 1,                    May 1,                    May 1,                    May 1,
                           Year ended    2003 to     Year ended    2003 to     Year ended    2003 to     Year ended    2003 to
                          December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
                          ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
                              2004         2003         2004         2003         2004         2003         2004         2003
                          ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense).............   $ (1,824)       (269)      (1,880)        (344)       (4,437)     (1,149)         824          (37)
 Net realized gain
   (loss) on
   investments...........        206         101          813           35        10,706      (1,182)       1,150           37
 Change in unrealized
   appreciation
   (depreciation) on
   investments...........     14,821       6,831       31,987       10,218       141,009      44,373       13,241       (5,284)
 Capital gain
   distribution..........         --          --           --           --            --          --           --           --
                            --------      ------      -------      -------     ---------     -------      -------       ------
    Increase
     (decrease) in net
     assets from
     operations..........     13,203       6,663       30,920        9,909       147,278      42,042       15,215       (5,284)
                            --------      ------      -------      -------     ---------     -------      -------       ------
From capital
 transactions:
 Net premiums............    136,690      43,528      123,625      102,061       306,494     500,883       69,012       25,383
 Transfers (to) from
   the general account
   of GE Capital Life
   Assurance Company
   of New York
   Death benefits........         --          --           --           --            --          --           --           --
   Surrenders............     (1,269)         --       (2,793)          --        (8,530)       (933)      (1,383)          --
   Administrative
    expenses (note 4a)...        (22)         --           (3)          --            (3)         --          (22)          --
   Transfers (to) from
    the Guarantee
    Account..............     20,376      37,493       74,738       28,150       123,124      11,465       11,711       11,198
   Transfers (to) from
    other subaccounts....     (1,074)       (208)       4,783           --        25,074        (206)        (225)        (242)
                            --------      ------      -------      -------     ---------     -------      -------       ------
    Increase
     (decrease) in net
     assets from
     capital
     transactions........    154,701      80,813      200,350      130,211       446,159     511,209       79,093       36,339
                            --------      ------      -------      -------     ---------     -------      -------       ------
Increase (decrease) in
 net assets..............    167,904      87,476      231,270      140,120       593,437     553,251       94,308       31,055
Net assets at
 beginning of year.......     87,476          --      140,120           --       553,251          --       31,055           --
                            --------      ------      -------      -------     ---------     -------      -------       ------
Net assets at end of
 year....................   $255,380      87,476      371,390      140,120     1,146,688     553,251      125,363       31,055
                            ========      ======      =======      =======     =========     =======      =======       ======
Change in units (note
 5):
 Units purchased.........     12,695       7,128       16,775       11,623        43,881      44,536       12,098        2,392
 Units redeemed..........       (259)        (18)        (604)          --        (9,327)        (99)      (6,066)         (22)
                            --------      ------      -------      -------     ---------     -------      -------       ------
 Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.......     12,436       7,110       16,171       11,623        34,554      44,437        6,032        2,370
                            ========      ======      =======      =======     =========     =======      =======       ======

                          ------------------
                          Templeton Global
                          Income Securities
                           Fund -- Class I
                               Shares
                          -----------------
                             Period from
                            December 15,
                               2004 to
                            December 31,
                          -----------------
                                2004
                          -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense).............          --
 Net realized gain
   (loss) on
   investments...........          --
 Change in unrealized
   appreciation
   (depreciation) on
   investments...........           3
 Capital gain
   distribution..........          --
                                -----
    Increase
     (decrease) in net
     assets from
     operations..........           3
                                -----
From capital
 transactions:
 Net premiums............          --
 Transfers (to) from
   the general account
   of GE Capital Life
   Assurance Company
   of New York
   Death benefits........          --
   Surrenders............          --
   Administrative
    expenses (note 4a)...          --
   Transfers (to) from
    the Guarantee
    Account..............       3,801
   Transfers (to) from
    other subaccounts....         199
                                -----
    Increase
     (decrease) in net
     assets from
     capital
     transactions........       4,000
                                -----
Increase (decrease) in
 net assets..............       4,003
Net assets at
 beginning of year.......          --
                                -----
Net assets at end of
 year....................       4,003
                                =====
Change in units (note
 5):
 Units purchased.........         395
 Units redeemed..........          --
                                -----
 Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.......         395
                                =====

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                    GE Investments Funds, Inc.
                             ---------------------------------------------------------------------------------
                                Global Income                            International          Mid-Cap
                                    Fund              Income Fund         Equity Fund         Equity Fund
                             ------------------  --------------------  ----------------  --------------------
                                 Year ended           Year ended          Year ended          Year ended
                                December 31,         December 31,        December 31,        December 31,
                             ------------------  --------------------  ----------------  --------------------
                               2004      2003       2004       2003      2004     2003      2004       2003
                             --------  --------  ---------  ---------  -------  -------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  8,014     2,550    153,684    107,225     (803)  (1,180)   (17,347)     1,629
 Net realized gain
   (loss) on investments....    2,300    32,047     (2,945)    26,583   13,949    6,584    122,805    (20,454)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    5,350    (8,457)  (121,782)  (114,273)  14,924   62,650     70,711    838,544
 Capital gain
   distribution.............       --        --     41,240     18,890       --       --    424,600         --
                             --------  --------  ---------  ---------  -------  -------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   15,664    26,140     70,197     38,425   28,070   68,054    600,769    819,719
                             --------  --------  ---------  ---------  -------  -------  ---------  ---------
From capital
 transactions:
 Net premiums...............       --        --    663,858    791,080      270      500    614,320    832,300
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........   (1,554)       --     (6,093)        --       --       --    (85,227)  (129,281)
   Surrenders...............  (10,777)   (1,456)  (144,880)  (145,195)  (9,749) (46,698)  (234,221)  (107,363)
   Administrative
    expenses (note 4a)......     (121)     (165)    (1,068)    (1,100)    (178)    (176)    (1,649)    (1,563)
   Transfers (to) from
    the Guarantee Account...       14     3,430    911,630    225,284      (22)   1,719    202,305    130,142
   Transfers (to) from
    other subaccounts.......     (802) (104,856)   (33,744)   (28,098) (28,879)  (4,854)  (104,098)    71,398
                             --------  --------  ---------  ---------  -------  -------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (13,240) (103,047) 1,389,703    841,971  (38,558) (49,509)   391,430    795,633
                             --------  --------  ---------  ---------  -------  -------  ---------  ---------
Increase (decrease) in
 net assets.................    2,424   (76,908) 1,459,900    880,396  (10,488)  18,545    992,199  1,615,352
Net assets at beginning
 of year....................  212,161   289,069  2,691,215  1,810,819  225,045  206,500  3,932,073  2,316,721
                             --------  --------  ---------  ---------  -------  -------  ---------  ---------
Net assets at end of year... $214,585   212,161  4,151,115  2,691,215  214,557  225,045  4,924,272  3,932,073
                             ========  ========  =========  =========  =======  =======  =========  =========
Change in units (note 5):
 Units purchased............      211       300    176,139    103,226    2,577      362    121,885    106,352
 Units redeemed.............   (1,331)   (9,281)   (45,035)   (17,711)  (7,021)  (7,030)   (83,317)   (24,424)
                             --------  --------  ---------  ---------  -------  -------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (1,120)   (8,981)   131,104     85,515   (4,444)  (6,668)    38,568     81,928
                             ========  ========  =========  =========  =======  =======  =========  =========

                             -----------------------
                                  Money Market
                                      Fund
                             ----------------------
                                   Year ended
                                  December 31,
                             ----------------------
                                2004        2003
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (31,939)    (37,622)
 Net realized gain
   (loss) on investments....         --          --
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............         --          --
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (31,939)    (37,622)
                             ----------  ----------
From capital
 transactions:
 Net premiums...............  5,691,600   2,885,114
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........     (4,297)   (289,930)
   Surrenders...............   (354,188)   (454,527)
   Administrative
    expenses (note 4a)......     (1,894)     (2,756)
   Transfers (to) from
    the Guarantee Account...    128,416  (1,861,654)
   Transfers (to) from
    other subaccounts....... (3,692,296) (2,308,292)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  1,767,341  (2,032,045)
                             ----------  ----------
Increase (decrease) in
 net assets.................  1,735,402  (2,069,667)
Net assets at beginning
 of year....................  4,517,999   6,587,666
                             ----------  ----------
Net assets at end of year...  6,253,401   4,517,999
                             ==========  ==========
Change in units (note 5):
 Units purchased............  8,071,207     442,915
 Units redeemed............. (6,415,758)   (744,412)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  1,655,449    (301,497)
                             ==========  ==========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                  GE Investments Funds, Inc. (continued)
                             ------------------------------------------------------------------------------------------
                                 Premier Growth          Real Estate                                 Small-Cap Value
                                  Equity Fund          Securities Fund     S&P 500(R) Index Fund       Equity Fund
                             ---------------------  --------------------  ----------------------  --------------------
                                   Year ended            Year ended             Year ended             Year ended
                                  December 31,          December 31,           December 31,           December 31,
                             ---------------------  --------------------  ----------------------  --------------------
                                2004        2003       2004       2003       2004        2003        2004       2003
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (22,741)   (26,648)    89,034     23,208     120,758      15,410    181,569    (37,474)
 Net realized gain
   (loss) on investments....      2,017    (67,950)    30,849       (329)    222,854    (331,757)   125,059    (13,400)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    169,853    612,558    222,431     87,572   2,049,803   3,760,847    143,964    683,924
 Capital gain
   distribution.............         --         --    173,818     45,303          --          --     90,975         --
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............    149,129    517,960    516,132    155,754   2,393,415   3,444,500    541,567    633,050
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
From capital
 transactions:
 Net premiums...............    273,409    338,427    701,556    324,567   6,692,581   3,966,922    663,971  1,119,841
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........    (35,811)   (32,311)   (23,793)        --     (81,925)    (78,957)   (70,707)   (88,425)
   Surrenders...............   (124,159)  (133,336)   (65,190)   (20,410) (1,244,178)   (773,100)  (275,460)  (103,524)
   Administrative
    expenses (note 4a)......     (1,960)    (2,100)      (456)      (292)    (10,469)     (8,064)      (628)      (297)
   Transfers (to) from
    the Guarantee Account...     81,503     52,132    195,617     56,226   3,640,494     959,994    225,121    181,231
   Transfers (to) from
    other subaccounts.......    (83,933)   (18,987)    24,072    299,643     736,893      65,643   (228,222)    90,499
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...    109,049    203,825    831,806    659,734   9,733,396   4,132,438    314,075  1,199,325
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets.................    258,178    721,785  1,347,938    815,488  12,126,811   7,576,937    855,642  1,832,375
Net assets at beginning
 of year....................  2,661,865  1,940,080  1,082,186    266,698  18,997,918  11,420,981  3,855,644  2,023,269
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
Net assets at end of year... $2,920,043  2,661,865  2,430,124  1,082,186  31,124,729  18,997,918  4,711,286  3,855,644
                             ==========  =========  =========  =========  ==========  ==========  =========  =========
Change in units (note 5):
 Units purchased............     54,653     34,938     86,726     54,911   1,551,175     591,659    107,131    144,899
 Units redeemed.............    (45,154)   (16,763)   (23,796)    (1,671)   (491,525)   (100,473)   (78,796)   (20,057)
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      9,499     18,175     62,930     53,240   1,059,650     491,186     28,335    124,842
                             ==========  =========  =========  =========  ==========  ==========  =========  =========

                             ---------------------

                               Total Return Fund
                             --------------------
                                  Year ended
                                 December 31,
                             --------------------
                                2004       2003
                             ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    37,901      2,823
 Net realized gain
   (loss) on investments....    19,756    (22,824)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   392,262    195,043
 Capital gain
   distribution.............    84,994         --
                             ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   534,913    175,042
                             ---------  ---------
From capital
 transactions:
 Net premiums............... 5,008,497    477,852
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........        --    (39,613)
   Surrenders...............  (152,672)  (133,898)
   Administrative
    expenses (note 4a)......    (1,329)      (939)
   Transfers (to) from
    the Guarantee Account... 1,240,359     94,962
   Transfers (to) from
    other subaccounts.......   733,461    166,428
                             ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions... 6,828,316    564,792
                             ---------  ---------
Increase (decrease) in
 net assets................. 7,363,229    739,834
Net assets at beginning
 of year.................... 1,538,326    798,492
                             ---------  ---------
Net assets at end of year... 8,901,555  1,538,326
                             =========  =========
Change in units (note 5):
 Units purchased............   671,447     68,508
 Units redeemed.............   (73,530)   (16,185)
                             ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   597,917     52,323
                             =========  =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                                       Goldman Sachs
                                GE Investments Funds, Inc. (continued)            Variable Insurance Trust
                             -------------------------------------------  ---------------------------------------
                                                                            Goldman Sachs        Goldman Sachs
                                                                              Growth and         Mid Cap Value
                                U.S. Equity Fund      Value Equity Fund      Income Fund             Fund
                             ---------------------  --------------------  -----------------  --------------------

                                   Year ended            Year ended           Year ended          Year ended
                                  December 31,          December 31,         December 31,        December 31,
                             ---------------------  --------------------  -----------------  --------------------
                                2004        2003       2004       2003      2004      2003      2004       2003
                             ----------  ---------  ---------  ---------  --------  -------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (3,551)   (15,719)    (4,552)     1,817       706      158     51,585     (7,219)
 Net realized gain
   (loss) on investments....     (4,508)  (105,143)    22,876     (9,155)   11,686   (4,536)    92,977     25,156
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    232,188    739,458    100,707    191,033    59,906   87,655    141,283    320,219
 Capital gain
   distribution.............         --         --         --         --        --       --     97,118     17,491
                             ----------  ---------  ---------  ---------  --------  -------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............    224,129    618,596    119,031    183,695    72,298   83,277    382,963    355,647
                             ----------  ---------  ---------  ---------  --------  -------  ---------  ---------
From capital
 transactions:
 Net premiums...............    124,787    195,002    231,928    303,507        --       --      3,120      6,977
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........    (35,487)   (25,432)   (24,735)        --        --       --     (8,440)    (8,858)
   Surrenders...............   (208,684)  (188,918)   (81,135)   (22,378) (121,758) (10,486)  (164,795)   (72,088)
   Administrative
    expenses (note 4a)......     (2,817)    (3,209)      (406)      (169)     (220)    (238)      (700)      (732)
   Transfers (to) from
    the Guarantee Account...     71,518     17,644    125,814    122,233     1,336    6,017     (6,521)   (74,968)
   Transfers (to) from
    other subaccounts.......    (37,091)   (52,581)    12,549     65,029    94,475   58,418    (12,074)    90,893
                             ----------  ---------  ---------  ---------  --------  -------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...    (87,774)   (57,494)   264,015    468,222   (26,167)  53,711   (189,410)   (58,776)
                             ----------  ---------  ---------  ---------  --------  -------  ---------  ---------
Increase (decrease) in
 net assets.................    136,355    561,102    383,046    651,916    46,131  136,988    193,553    296,871
Net assets at beginning
 of year....................  3,555,264  2,994,162  1,274,706    622,790   453,053  316,065  1,704,541  1,407,670
                             ----------  ---------  ---------  ---------  --------  -------  ---------  ---------
Net assets at end of year... $3,691,619  3,555,264  1,657,752  1,274,706   499,184  453,053  1,898,094  1,704,541
                             ==========  =========  =========  =========  ========  =======  =========  =========
Change in units (note 5):
 Units purchased............     51,088     21,497     49,616     56,456    10,676    8,781      8,844      8,072
 Units redeemed.............    (58,020)   (27,247)   (22,176)    (2,597)  (13,682)  (1,462)   (19,844)   (12,902)
                             ----------  ---------  ---------  ---------  --------  -------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (6,932)    (5,750)    27,440     53,859    (3,006)   7,319    (11,000)    (4,830)
                             ==========  =========  =========  =========  ========  =======  =========  =========

                             Greenwich Street Series Fund
                             --------------------------
                              Salomon Brothers Variable
                              Aggressive Growth Fund --
                                      Class II
                             --------------------------
                                            Period from
                              Year ended   May 1, 2003 to
                             December 31,   December 31,
                             ------------  --------------
                                 2004           2003
                             ------------  --------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (1,799)           (56)
 Net realized gain
   (loss) on investments....     2,977            388
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    11,212          1,526
 Capital gain
   distribution.............        --             --
                               -------         ------
    Increase (decrease)
     in net assets from
     operations.............    12,390          1,858
                               -------         ------
From capital
 transactions:
 Net premiums...............   129,895             --
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........        --             --
   Surrenders...............   (16,305)        (2,202)
   Administrative
    expenses (note 4a)......       (45)            --
   Transfers (to) from
    the Guarantee Account...    30,758          4,648
   Transfers (to) from
    other subaccounts.......    13,732         27,453
                               -------         ------
    Increase (decrease)
     in net assets from
     capital transactions...   158,035         29,899
                               -------         ------
Increase (decrease) in
 net assets.................   170,425         31,757
Net assets at beginning
 of year....................    31,757             --
                               -------         ------
Net assets at end of year...   202,182         31,757
                               =======         ======
Change in units (note 5):
 Units purchased............    16,883          2,716
 Units redeemed.............    (4,236)          (187)
                               -------         ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    12,647          2,529
                               =======         ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                       Janus Aspen Series
                             ---------------------------------------------------------------------------------------
                                                                          Capital Appreciation  Capital Appreciation
                             Balanced Portfolio --  Balanced Portfolio --     Portfolio --        Portfolio --
                              Institutional Shares     Service Shares     Institutional Shares   Service Shares
                             ---------------------  --------------------  --------------------  -------------------
                                   Year ended            Year ended            Year ended          Year ended
                                  December 31,          December 31,          December 31,        December 31,
                             ---------------------  --------------------  --------------------  -------------------
                                2004        2003       2004       2003       2004       2003      2004       2003
                             ----------  ---------  ---------  ---------  ---------  ---------   -------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   39,497     39,659     36,172     12,598    (41,060)   (30,258)  (5,790)    (2,662)
 Net realized gain
   (loss) on investments....    (46,329)  (132,519)    49,182      7,431   (108,183)  (277,228)   3,625      4,195
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    337,477    681,555    251,307    448,895    705,506    873,675   66,135     36,677
 Capital gain
   distribution.............         --         --         --         --         --         --       --         --
                             ----------  ---------  ---------  ---------  ---------  ---------   -------   -------
    Increase (decrease)
     in net assets from
     operations.............    330,645    588,695    336,661    468,924    556,263    566,189   63,970     38,210
                             ----------  ---------  ---------  ---------  ---------  ---------   -------   -------
From capital
 transactions:
 Net premiums...............     24,936     58,655    631,628    772,330     16,028      4,604  122,325     40,172
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........    (22,557)   (45,777)   (60,941)  (136,913)   (19,104)   (24,603)      --    (11,209)
   Surrenders...............   (480,159)  (256,257)  (323,535)  (160,897)  (170,225)  (157,888)  (8,863)   (10,353)
   Administrative
    expenses (note 4a)......     (3,194)    (3,547)    (1,865)    (1,159)    (2,592)    (3,010)     (99)       (47)
   Transfers (to) from
    the Guarantee Account...      2,793   (136,107)   304,620    368,732        300    (21,566)  59,130     14,794
   Transfers (to) from
    other subaccounts.......    (74,130)  (166,647)    12,255    375,703    (16,907)   (87,145)  31,783     (3,516)
                             ----------  ---------  ---------  ---------  ---------  ---------   -------   -------
    Increase (decrease)
     in net assets from
     capital transactions...   (552,311)  (549,680)   562,162  1,217,796   (192,500)  (289,608) 204,276     29,841
                             ----------  ---------  ---------  ---------  ---------  ---------   -------   -------
Increase (decrease) in
 net assets.................   (221,666)    39,015    898,823  1,686,720    363,763    276,581  268,246     68,051
Net assets at beginning
 of year....................  5,137,294  5,098,279  4,768,522  3,081,802  3,472,563  3,195,982  235,398    167,347
                             ----------  ---------  ---------  ---------  ---------  ---------   -------   -------
Net assets at end of year... $4,915,628  5,137,294  5,667,345  4,768,522  3,836,326  3,472,563  503,644    235,398
                             ==========  =========  =========  =========  =========  =========   =======   =======
Change in units (note 5):
 Units purchased............     18,735      4,820    129,102    162,323     12,042        449   27,918      7,410
 Units redeemed.............    (60,136)   (49,977)   (75,022)   (32,029)   (27,592)   (28,650)  (4,532)    (3,404)
                             ----------  ---------  ---------  ---------  ---------  ---------   -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (41,401)   (45,157)    54,080    130,294    (15,550)   (28,201)  23,386      4,006
                             ==========  =========  =========  =========  =========  =========   =======   =======

                             --------------------
                              Flexible Income
                               Portfolio --
                             Institutional Shares
                             -------------------
                                Year ended
                               December 31,
                             -------------------
                               2004       2003
                              -------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  17,370     13,535
 Net realized gain
   (loss) on investments....   1,503      4,254
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............. (12,121)       660
 Capital gain
   distribution.............   3,161         --
                              -------   -------
    Increase (decrease)
     in net assets from
     operations.............   9,913     18,449
                              -------   -------
From capital
 transactions:
 Net premiums...............      --         --
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........      --         --
   Surrenders............... (25,980)   (90,597)
   Administrative
    expenses (note 4a)......    (173)      (198)
   Transfers (to) from
    the Guarantee Account... (13,949)    (2,156)
   Transfers (to) from
    other subaccounts.......   1,055     68,839
                              -------   -------
    Increase (decrease)
     in net assets from
     capital transactions... (39,047)   (24,112)
                              -------   -------
Increase (decrease) in
 net assets................. (29,134)    (5,663)
Net assets at beginning
 of year.................... 420,629    426,292
                              -------   -------
Net assets at end of year... 391,495    420,629
                              =======   =======
Change in units (note 5):
 Units purchased............     509      5,853
 Units redeemed.............  (3,491)    (7,894)
                              -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (2,982)    (2,041)
                              =======   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                              Janus Aspen Series (continued)
                             --------------------------------------------------------------------------------
                             Global Life Sciences Global Technology
                                Portfolio --        Portfolio --     Growth Portfolio --  Growth Portfolio --
                               Service Shares      Service Shares   Institutional Shares   Service Shares
                             -------------------  ---------------   --------------------  ------------------
                                 Year ended          Year ended          Year ended          Year ended
                                December 31,        December 31,        December 31,        December 31,
                             -------------------  ---------------   --------------------  ------------------
                               2004       2003     2004      2003      2004       2003      2004      2003
                             --------   -------   ------   -------  ---------  ---------  -------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (2,627)   (2,179)  (1,278)   (1,273)   (27,444)   (26,699)  (5,463)   (4,444)
 Net realized gain
   (loss) on investments....    4,916    (2,774)      93    12,956   (152,759)  (341,311)   3,008      (425)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   17,338    35,299      487    20,265    236,516    903,809   11,115    84,446
 Capital gain
   distribution.............       --        --       --        --         --         --       --        --
                             --------   -------   ------   -------  ---------  ---------  -------   -------
    Increase (decrease)
     in net assets from
     operations.............   19,627    30,346     (698)   31,948     56,313    535,799    8,660    79,577
                             --------   -------   ------   -------  ---------  ---------  -------   -------
From capital
 transactions:
 Net premiums...............      521    24,394      390     5,608      3,222      9,465      130    51,243
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........       --    (4,834)      --   (38,434)   (12,050)      (443)      --    (4,520)
   Surrenders...............   (9,457)   (8,381)  (7,939)   (2,703)  (133,381)  (202,100) (17,651)   (4,073)
   Administrative
    expenses (note 4a)......      (31)      (32)     (31)      (25)    (1,511)    (1,704)     (80)      (53)
   Transfers (to) from
    the Guarantee Account...      133    20,988   10,667     3,708    (14,604)   (27,553)  (1,558)   24,543
   Transfers (to) from
    other subaccounts.......  (24,661)   13,168    2,341     2,097     (6,583)     1,848    2,056    22,443
                             --------   -------   ------   -------  ---------  ---------  -------   -------
    Increase (decrease)
     in net assets from
     capital transactions...  (33,495)   45,303    5,428   (29,749)  (164,907)  (220,487) (17,103)   89,583
                             --------   -------   ------   -------  ---------  ---------  -------   -------
Increase (decrease) in
 net assets.................  (13,868)   75,649    4,730     2,199   (108,594)   315,312   (8,443)  169,160
Net assets at beginning
 of year....................  171,592    95,943   78,585    76,386  2,233,124  1,917,812  369,586   200,426
                             --------   -------   ------   -------  ---------  ---------  -------   -------
Net assets at end of year... $157,724   171,592   83,315    78,585  2,124,530  2,233,124  361,143   369,586
                             ========   =======   ======   =======  =========  =========  =======   =======
Change in units (note 5):
 Units purchased............      315     7,611    1,960     1,559     13,469      1,419      622    14,717
 Units redeemed.............   (3,875)   (1,723)  (1,611)   (5,444)   (31,758)   (29,175)  (2,651)   (1,293)
                             --------   -------   ------   -------  ---------  ---------  -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (3,560)    5,888      349    (3,885)   (18,289)   (27,756)  (2,029)   13,424
                             ========   =======   ======   =======  =========  =========  =======   =======

                             --------------------
                             International Growth
                                 Portfolio --
                             Institutional Shares
                             --------------------
                                  Year ended
                                 December 31,
                             --------------------
                                2004       2003
                             ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (6,811)    (1,956)
 Net realized gain
   (loss) on investments....   (54,196)  (123,815)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   280,240    463,949
 Capital gain
   distribution.............        --         --
                             ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   219,233    338,178
                             ---------  ---------
From capital
 transactions:
 Net premiums...............     2,525      2,740
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........    (5,931)   (18,418)
   Surrenders...............   (51,541)   (43,849)
   Administrative
    expenses (note 4a)......    (1,184)    (1,195)
   Transfers (to) from
    the Guarantee Account...    (6,589)     8,417
   Transfers (to) from
    other subaccounts.......    (7,044)    (8,380)
                             ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (69,764)   (60,685)
                             ---------  ---------
Increase (decrease) in
 net assets.................   149,469    277,493
Net assets at beginning
 of year.................... 1,339,700  1,062,207
                             ---------  ---------
Net assets at end of year... 1,489,169  1,339,700
                             =========  =========
Change in units (note 5):
 Units purchased............     4,543      1,192
 Units redeemed.............   (11,439)    (8,362)
                             ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (6,896)    (7,170)
                             =========  =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                               Janus Aspen Series (continued)
                             -----------------------------------------------------------------------------------
                                International           Mid Cap             Mid Cap              Worldwide
                             Growth Portfolio --  Growth Portfolio --  Growth Portfolio --  Growth Portfolio --
                                Service Shares    Institutional Shares   Service Shares     Institutional Shares
                             ------------------  --------------------  ------------------  --------------------
                                 Year ended           Year ended          Year ended            Year ended
                                December 31,         December 31,        December 31,          December 31,
                             ------------------  --------------------  ------------------  --------------------
                               2004      2003       2004       2003      2004      2003       2004       2003
                             --------  --------  ---------  ---------  -------   -------   ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (4,550)   (1,587)   (43,103)   (36,643)  (4,874)   (3,340)     (7,859)    (5,767)
 Net realized gain
   (loss) on investments....   56,172    12,464   (386,179)  (585,168)   9,809       488    (110,002)  (387,089)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   69,828    89,259    974,657  1,377,342   51,206    66,525     182,203    765,761
 Capital gain
   distribution.............       --        --         --         --       --        --          --         --
                             --------  --------  ---------  ---------  -------   -------   ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............  121,450   100,136    545,375    755,531   56,141    63,673      64,342    372,905
                             --------  --------  ---------  ---------  -------   -------   ---------  ---------
From capital
 transactions:
 Net premiums...............  201,788   347,304     10,030     37,016    6,850    47,365      12,351     28,138
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York.................
   Death benefits...........   (8,115) (114,675)   (53,752)   (17,839)  (1,862)       --      (7,535)       537
   Surrenders...............  (31,291)   (3,720)  (209,662)   (75,011)  (4,222)   (8,489)    (82,294)  (119,719)
   Administrative
    expenses (note 4a)......     (140)      (39)    (2,706)    (3,119)     (45)      (63)     (1,496)    (1,732)
   Transfers (to) from
    the Guarantee Account...   71,943    92,741       (573)     8,510   11,635    22,457         940    (49,296)
   Transfers (to) from
    other subaccounts.......  (70,708)    3,933    (45,592)   (20,613)  60,683   (29,256)    (16,507)  (112,676)
                             --------  --------  ---------  ---------  -------   -------   ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  163,477   325,544   (302,255)   (71,056)  73,039    32,014     (94,541)  (254,748)
                             --------  --------  ---------  ---------  -------   -------   ---------  ---------
Increase (decrease) in
 net assets.................  284,927   425,680    243,120    684,475  129,180    95,687     (30,199)   118,157
Net assets at beginning
 of year....................  540,879   115,199  3,041,133  2,356,658  266,005   170,318   2,060,500  1,942,343
                             --------  --------  ---------  ---------  -------   -------   ---------  ---------
Net assets at end of year... $825,806   540,879  3,284,253  3,041,133  395,185   266,005   2,030,301  2,060,500
                             ========  ========  =========  =========  =======   =======   =========  =========
Change in units (note 5):
 Units purchased............   75,801    57,042      6,299      7,809   40,619    11,408       8,728      3,998
 Units redeemed.............  (56,539)  (15,237)   (35,339)   (17,966) (31,961)   (6,178)    (19,155)   (38,177)
                             --------  --------  ---------  ---------  -------   -------   ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   19,262    41,805    (29,040)   (10,157)   8,658     5,230     (10,427)   (34,179)
                             ========  ========  =========  =========  =======   =======   =========  =========

                             -------------------
                                 Worldwide
                             Growth Portfolio --
                               Service Shares
                             ------------------
                                Year ended
                               December 31,
                             ------------------
                               2004      2003
                             -------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  (4,742)   (4,210)
 Net realized gain
   (loss) on investments....   9,112    (3,321)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  12,362   144,258
 Capital gain
   distribution.............      --        --
                             -------   -------
    Increase (decrease)
     in net assets from
     operations.............  16,732   136,727
                             -------   -------
From capital
 transactions:
 Net premiums...............   1,557    84,445
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York.................
   Death benefits...........      --        --
   Surrenders............... (68,795)  (17,746)
   Administrative
    expenses (note 4a)......    (105)     (113)
   Transfers (to) from
    the Guarantee Account...   6,085    40,058
   Transfers (to) from
    other subaccounts....... (21,521)    5,172
                             -------   -------
    Increase (decrease)
     in net assets from
     capital transactions... (82,779)  111,816
                             -------   -------
Increase (decrease) in
 net assets................. (66,047)  248,543
Net assets at beginning
 of year.................... 740,978   492,435
                             -------   -------
Net assets at end of year... 674,931   740,978
                             =======   =======
Change in units (note 5):
 Units purchased............   4,811    19,725
 Units redeemed............. (14,835)   (2,716)
                             -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners.......... (10,024)   17,009
                             =======   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                             J.P. Morgan Series Trust II
                             ------------------------------------------------------------------------------------------
                                                                                                         U.S. Large Cap
                                                   International         Mid Cap        Small Company     Core Equity
                                Bond Portfolio    Equity Portfolio   Value Portfolio      Portfolio        Portfolio
                             -------------------  ---------------  ------------------  ---------------  ---------------
                                  Year ended         Year ended        Year ended         Year ended       Year ended
                                 December 31,       December 31,      December 31,       December 31,     December 31,
                             -------------------  ---------------  ------------------  ---------------  ---------------
                                2004       2003     2004    2003      2004      2003     2004    2003     2004    2003
                             ----------  -------  -------  ------  ---------  -------  -------  ------  -------  ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   12,617     (949)    (477)   (136)   (14,555)  (5,346)  (3,243)   (518)    (996)   (117)
 Net realized gain
   (loss) on investments....     (1,133)    (282)     104     386     34,219   11,541    4,170     200      238      95
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     10,985    4,527    8,512   3,304    256,713  122,907   57,645  11,953   10,747   2,773
 Capital gain
   distribution.............      4,917      244       --      --      1,416       --       --      --       --      --
                             ----------  -------  -------  ------  ---------  -------  -------  ------  -------  ------
    Increase (decrease)
     in net assets from
     operations.............     27,386    3,540    8,139   3,554    277,793  129,102   58,572  11,635    9,989   2,751
                             ----------  -------  -------  ------  ---------  -------  -------  ------  -------  ------
From capital
 transactions:
 Net premiums...............    562,586  281,228   47,235  21,457    805,200  630,155  147,582  56,143   83,574  52,395
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........         --       --       --      --         --       --       --      --       --      --
   Surrenders...............    (27,557)  (2,614)     (56)     --    (25,333)  (1,913)  (7,331)     --   (2,974)   (917)
   Administrative
    expenses (note 4a)......       (127)      --       (5)     --       (182)      --      (46)     --      (34)     --
   Transfers (to) from
    the Guarantee Account...    375,836   48,084   24,476     (29)   224,098   83,729   60,665  29,533   23,541     (65)
   Transfers (to) from
    other subaccounts.......      1,577      832   (1,688)   (279)    68,207     (905)   1,061    (925)   1,165      --
                             ----------  -------  -------  ------  ---------  -------  -------  ------  -------  ------
    Increase (decrease)
     in net assets from
     capital transactions...    912,315  327,530   69,962  21,149  1,071,990  711,066  201,931  84,751  105,272  51,413
                             ----------  -------  -------  ------  ---------  -------  -------  ------  -------  ------
Increase (decrease) in
 net assets.................    939,701  331,070   78,101  24,703  1,349,783  840,168  260,503  96,386  115,261  54,164
Net assets at beginning
 of year....................    331,070       --   24,703      --    841,712    1,544   96,386      --   54,164      --
                             ----------  -------  -------  ------  ---------  -------  -------  ------  -------  ------
Net assets at end of year... $1,270,771  331,070  102,804  24,703  2,191,495  841,712  356,889  96,386  169,425  54,164
                             ==========  =======  =======  ======  =========  =======  =======  ======  =======  ======
Change in units (note 5):
 Units purchased............    101,224   32,075    4,971   1,948     93,178   65,041   17,397   7,577   15,092   4,452
 Units redeemed.............    (13,952)    (254)     (21)    (25)   (16,166)    (257)  (2,708)    (82)  (6,749)    (78)
                             ----------  -------  -------  ------  ---------  -------  -------  ------  -------  ------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....     87,272   31,821    4,950   1,923     77,012   64,784   14,689   7,495    8,343   4,374
                             ==========  =======  =======  ======  =========  =======  =======  ======  =======  ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                Merrill Lynch Variable Series Fund, Inc.
                             ---------------------------------------------
                                Merrill    Merrill Lynch   Merrill Lynch
                              Lynch Basic    Large Cap         Value
                              Value V.I.    Growth V.I.  Opportunities V.I.
                             Fund -- Class Fund -- Class   Fund -- Class
                              III Shares    III Shares       III Shares
                             ------------- ------------- ------------------

                               Period from April 30, 2004 to December 31,
                             ---------------------------------------------
                                 2004          2004             2004
                             ------------- ------------- ------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    $   528          (83)           5,184
 Net realized gain
   (loss) on investments....       (225)           7              586
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............      5,216        2,856          (16,022)
 Capital gain
   distribution.............        130           --           14,329
                                -------       ------          -------
    Increase (decrease)
     in net assets from
     operations.............      5,649        2,780            4,077
                                -------       ------          -------
From capital
 transactions:
 Net premiums...............     79,992        8,886           69,924
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........         --           --               --
   Surrenders...............         --           --               --
   Administrative
    expenses (note 4a)......         --           --               --
   Transfers (to) from
    the Guarantee Account...        570       17,872              507
   Transfers (to) from
    other subaccounts.......        103          942             (497)
                                -------       ------          -------
    Increase (decrease)
     in net assets from
     capital transactions...     80,665       27,700           69,934
                                -------       ------          -------
Increase (decrease) in
 net assets.................     86,314       30,480           74,011
Net assets at beginning
 of year....................         --           --               --
                                -------       ------          -------
Net assets at end of year...    $86,314       30,480           74,011
                                =======       ======          =======
Change in units (note 5):
 Units purchased............     10,412        2,808            7,518
 Units redeemed.............     (2,472)          --             (918)
                                -------       ------          -------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....      7,940        2,808            6,600
                                =======       ======          =======

                                             MFS(R) Variable Insurance Trust
                             --------------------------------------------------------------

                               MFS(R) Investors      MFS(R) Investors        MFS(R) New
                                 Growth Stock         Trust Series --    Discovery Series --
                               Series -- Service          Service              Service
                                 Class Shares          Class Shares         Class Shares
                             --------------------  --------------------  ------------------
                                  Year ended            Year ended           Year ended
                                 December 31,          December 31,         December 31,
                             --------------------  --------------------  ------------------
                                2004       2003       2004       2003       2004      2003
                             ---------  ---------  ---------  ---------  ---------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (26,207)   (15,661)   (22,068)    (8,648)   (13,348)  (6,036)
 Net realized gain
   (loss) on investments....    28,143      2,245     21,920      3,785      9,668   23,605
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   139,073    199,243    216,248    175,993     46,706  103,370
 Capital gain
   distribution.............        --         --         --         --         --       --
                             ---------  ---------  ---------  ---------  ---------  -------
    Increase (decrease)
     in net assets from
     operations.............   141,009    185,827    216,100    171,130     43,026  120,939
                             ---------  ---------  ---------  ---------  ---------  -------
From capital
 transactions:
 Net premiums...............   403,542    326,005    457,569    443,487    238,143  374,058
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........   (33,873)   (98,222)   (21,659)  (231,735)        --  (85,751)
   Surrenders...............   (44,760)   (26,815)   (92,410)   (22,821)   (74,823)  (5,386)
   Administrative
    expenses (note 4a)......      (293)      (121)      (531)      (172)      (268)     (53)
   Transfers (to) from
    the Guarantee Account...   155,494    196,297    714,075    313,251     98,880  132,490
   Transfers (to) from
    other subaccounts.......    86,682     44,842    182,140     65,960    (23,840)  51,329
                             ---------  ---------  ---------  ---------  ---------  -------
    Increase (decrease)
     in net assets from
     capital transactions...   566,792    441,986  1,239,184    567,970    238,092  466,687
                             ---------  ---------  ---------  ---------  ---------  -------
Increase (decrease) in
 net assets.................   707,801    627,813  1,455,284    739,100    281,118  587,626
Net assets at beginning
 of year.................... 1,368,985    741,172  1,224,910    485,810    718,884  131,258
                             ---------  ---------  ---------  ---------  ---------  -------
Net assets at end of year... 2,076,786  1,368,985  2,680,194  1,224,910  1,000,002  718,884
                             =========  =========  =========  =========  =========  =======
Change in units (note 5):
 Units purchased............   118,344     74,130    176,562    102,632     48,918   70,960
 Units redeemed.............   (49,367)   (16,411)   (39,969)   (31,836)   (20,618) (11,616)
                             ---------  ---------  ---------  ---------  ---------  -------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....    68,977     57,719    136,593     70,796     28,300   59,344
                             =========  =========  =========  =========  =========  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                       MFS(R) Variable Insurance Trust (continued)
                             -------------------------------------------------------------------
                                                              MFS(R) Total
                                                            Return Series --   MFS(R) Utilities
                              MFS(R) Strategic Income         Service Class    Series -- Service
                             Series -- Service Class Shares      Shares          Class Shares
                             -----------------------------  ----------------  ------------------
                                             Period from
                                                May 1,
                              Year ended       2003 to         Year ended         Year ended
                             December 31,    December 31,     December 31,       December 31,
                             ------------    ------------   ----------------  ------------------
                                 2004            2003         2004     2003      2004      2003
                             ------------    ------------   -------  -------  ---------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   $  3,815           (194)      (2,401)    (667)    (3,740)   2,449
 Net realized gain
   (loss) on investments....       (670)            89        3,038      324     39,633    2,080
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............      8,475          1,831       49,460   12,569    214,126  133,387
 Capital gain
   distribution.............         --             --           --       --         --       --
                               --------         ------      -------  -------  ---------  -------
    Increase (decrease)
     in net assets from
     operations.............     11,620          1,726       50,097   12,226    250,019  137,916
                               --------         ------      -------  -------  ---------  -------
From capital
 transactions:
 Net premiums...............     73,521         54,776      337,580  181,671    278,583  115,472
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........         --             --           --       --     (6,584)     415
   Surrenders...............     (1,728)           (39)      (7,867)  (1,782)   (31,584) (22,653)
   Administrative
    expenses (note 4a)......        (31)            --          (21)      --       (266)    (119)
   Transfers (to) from
    the Guarantee Account...     58,890         33,496       90,354    9,408     55,113   28,010
   Transfers (to) from
    other subaccounts.......      3,559              9       (6,424)   1,347    106,116    3,957
                               --------         ------      -------  -------  ---------  -------
    Increase (decrease)
     in net assets from
     capital transactions...    134,211         88,242      413,622  190,644    401,378  125,082
                               --------         ------      -------  -------  ---------  -------
Increase (decrease) in
 net assets.................    145,831         89,968      463,719  202,870    651,397  262,998
Net assets at beginning
 of year....................     89,968             --      204,392    1,522    602,615  339,617
                               --------         ------      -------  -------  ---------  -------
Net assets at end of year...   $235,799         89,968      668,111  204,392  1,254,012  602,615
                               ========         ======      =======  =======  =========  =======
Change in units (note 5):
 Units purchased............     13,738          8,086       43,376   17,859     57,011   19,805
 Units redeemed.............     (1,820)            (4)      (7,815)    (165)   (20,278)  (3,058)
                               --------         ------      -------  -------  ---------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     11,918          8,082       35,561   17,694     36,733   16,747
                               ========         ======      =======  =======  =========  =======

                                       Nations Separate Account Trust
                             ----------------------------------------------------

                                                            Nations Marsico
                              Nations Marsico Growth   International Opportunities
                                     Portfolio                 Portfolio
                             ------------------------  --------------------------
                                          Period from                Period from
                                             May 1,                     May 1,
                              Year ended    2003 to     Year ended     2003 to
                             December 31, December 31, December 31,  December 31,
                             ------------ ------------ ------------  ------------
                                 2004         2003         2004          2003
                             ------------ ------------ ------------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (17,951)     (1,942)      (12,946)      (2,042)
 Net realized gain
   (loss) on investments....      6,038       2,645        17,779        5,999
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    192,671      24,750       223,531       57,799
 Capital gain
   distribution.............         --          --         3,394           --
                              ---------     -------     ---------      -------
    Increase (decrease)
     in net assets from
     operations.............    180,758      25,453       231,758       61,756
                              ---------     -------     ---------      -------
From capital
 transactions:
 Net premiums...............    757,489     402,548       798,109      417,962
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........         --          --            --           --
   Surrenders...............    (42,605)     (5,081)      (38,731)      (4,378)
   Administrative
    expenses (note 4a)......       (126)         --           (94)          --
   Transfers (to) from
    the Guarantee Account...    144,500      13,929       137,491       10,758
   Transfers (to) from
    other subaccounts.......    177,342     168,208       373,566      241,744
                              ---------     -------     ---------      -------
    Increase (decrease)
     in net assets from
     capital transactions...  1,036,600     579,604     1,270,341      666,086
                              ---------     -------     ---------      -------
Increase (decrease) in
 net assets.................  1,217,358     605,057     1,502,099      727,842
Net assets at beginning
 of year....................    605,057          --       727,842           --
                              ---------     -------     ---------      -------
Net assets at end of year...  1,822,415     605,057     2,229,941      727,842
                              =========     =======     =========      =======
Change in units (note 5):
 Units purchased............     97,518      49,402       112,012       54,731
 Units redeemed.............    (11,349)       (429)      (19,248)        (358)
                              ---------     -------     ---------      -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     86,169      48,973        92,764       54,373
                              =========     =======     =========      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                              Oppenheimer Variable Account Funds
                             ---------------------------------------------------------------------------------------------------
                                                                                               Oppenheimer
                                                                                                 Balanced
                                 Oppenheimer       Oppenheimer Aggressive      Oppenheimer      Fund/VA --
                              Aggressive Growth   Growth Fund/VA -- Service      Balanced         Service     Oppenheimer Bond
                                   Fund/VA                 Shares                Fund/VA          Shares           Fund/VA
                             -------------------  ------------------------  -----------------  ------------ --------------------
                                                               Period from                     Period from
                                                                  May 1,                        April 30,
                                  Year ended       Year ended    2003 to        Year ended       2004 to         Year ended
                                 December 31,     December 31, December 31,    December 31,    December 31,     December 31,
                             -------------------  ------------ ------------ -----------------  ------------ --------------------
                                2004      2003        2004         2003       2004     2003        2004        2004       2003
                             ---------  --------  ------------ ------------ -------  --------  ------------ ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (12,829)  (11,229)    (2,291)        (747)    (3,156)   14,604       (828)      65,234    109,478
 Net realized gain
   (loss) on investments....  (107,777) (138,072)      (676)       9,590      3,185   (27,561)       789        7,564      3,711
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   271,376   318,808     27,960       (7,900)    72,096   191,276     12,901        3,840      7,733
 Capital gain
   distribution.............        --        --         --           --         --        --         --           --         --
                             ---------  --------    -------      -------    -------  --------    -------    ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   150,770   169,507     24,993          943     72,125   178,319     12,862       76,638    120,922
                             ---------  --------    -------      -------    -------  --------    -------    ---------  ---------
From capital
 transactions:
 Net premiums...............    25,753    11,242     59,501       72,202        280       504    116,065           --      4,500
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........        68        --         --           --        160    (1,135)        --       (1,495)        --
   Surrenders...............   (89,047)  (60,047)    (4,444)     (54,267)   (48,660)  (31,344)        --     (133,400)  (376,392)
   Administrative
    expenses (note 4a)......    (1,001)   (1,119)       (48)          --       (513)     (600)        --       (1,524)    (1,637)
   Transfers (to) from
    the Guarantee Account...   (26,446)    7,580     18,708        3,700      8,009   (41,632)    74,102      (37,317)   (27,096)
   Transfers (to) from
    other subaccounts.......    19,964    39,339      1,905       68,616      7,132  (147,907)    28,759      (52,211)  (185,686)
                             ---------  --------    -------      -------    -------  --------    -------    ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (70,709)   (3,005)    75,622       90,251    (33,592) (222,114)   218,926     (225,947)  (586,311)
                             ---------  --------    -------      -------    -------  --------    -------    ---------  ---------
Increase (decrease) in
 net assets.................    80,061   166,502    100,615       91,194     38,533   (43,795)   231,788     (149,309)  (465,389)
Net assets at beginning
 of year....................   886,728   720,226     91,194           --    864,426   908,221         --    2,071,944  2,537,333
                             ---------  --------    -------      -------    -------  --------    -------    ---------  ---------
Net assets at end of year... $ 966,789   886,728    191,809       91,194    902,959   864,426    231,788    1,922,635  2,071,944
                             =========  ========    =======      =======    =======  ========    =======    =========  =========
Change in units (note 5):
 Units purchased............     5,800     9,843      7,447       12,222      2,868        46     23,505        8,958        369
 Units redeemed.............   (13,152)  (10,348)    (1,200)      (4,618)    (5,447)  (20,275)    (2,323)     (26,825)   (48,517)
                             ---------  --------    -------      -------    -------  --------    -------    ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (7,352)     (505)     6,247        7,604     (2,579)  (20,229)    21,182      (17,867)   (48,148)
                             =========  ========    =======      =======    =======  ========    =======    =========  =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                         Oppenheimer Variable Account Funds (continued)
                             ------------------------------------------------------------------------------------------
                                                                               Oppenheimer Global
                                                       Oppenheimer Capital         Securities
                              Oppenheimer Capital    Appreciation Fund/VA --   Fund/VA -- Service    Oppenheimer High
                              Appreciation Fund/VA        Service Shares             Shares           Income Fund/VA
                             ---------------------  ------------------------  --------------------  ------------------
                                                                 Period from
                                                                    May 1,
                                   Year ended        Year ended    2003 to         Year ended           Year ended
                                  December 31,      December 31, December 31,     December 31,         December 31,
                             ---------------------  ------------ ------------ --------------------  ------------------
                                2004        2003        2004         2003        2004       2003      2004      2003
                             ----------  ---------  ------------ ------------ ---------  ---------  --------  --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense)................. $   15,272)   (12,208)    (34,574)     (3,009)     (14,221)   (12,518)   32,689    42,770
 Net realized gain
  (loss) on investments.....    (78,149)   (98,380)     13,950       2,652       68,088     10,303    (3,291)  (33,140)
 Change in unrealized
  appreciation
  (depreciation) on
  investments...............    151,919    417,773     212,854      73,778      399,523    441,998    12,826   130,048
 Capital gain
  distribution..............         --         --          --          --           --         --        --        --
                             ----------  ---------   ---------     -------    ---------  ---------  --------  --------
    Increase (decrease)
     in net assets from
     operations.............     58,498    307,185     192,230      73,421      453,390    439,783    42,224   139,678
                             ----------  ---------   ---------     -------    ---------  ---------  --------  --------
From capital
 transactions:
 Net premiums...............        334     29,515   1,182,087     780,020      662,749    609,930     1,305     8,453
 Transfers (to) from the
  general account of GE
  Capital Life Assurance
  Company of New York
  Death benefits............     (7,056)   (47,169)    (10,445)         --       (6,174)   (15,567)   (3,424)       --
  Surrenders................   (355,215)   (78,198)    (88,109)     (1,221)     (83,267)   (33,858)  (39,101)  (35,887)
  Administrative
    expenses (note 4a)......     (1,351)    (1,436)       (386)        (10)        (732)      (282)     (403)     (474)
  Transfers (to) from
    the Guarantee Account...     80,484     78,800   1,309,411     119,769      378,277    143,488   (35,603)   (3,813)
  Transfers (to) from
    other subaccounts.......     23,977    124,523     334,935         (63)      54,414     89,204   (28,225) (171,015)
                             ----------  ---------   ---------     -------    ---------  ---------  --------  --------
    Increase (decrease)
     in net assets from
     capital transactions...   (258,827)   106,035   2,727,493     898,495    1,005,267    792,915  (105,451) (202,736)
                             ----------  ---------   ---------     -------    ---------  ---------  --------  --------
Increase (decrease) in
 net assets.................   (200,329)   413,220   2,919,723     971,916    1,458,657  1,232,698   (63,227)  (63,058)
Net assets at beginning
 of year....................  1,454,197  1,040,977     971,916          --    1,914,556    681,858   668,528   731,586
                             ----------  ---------   ---------     -------    ---------  ---------  --------  --------
Net assets at end of year... $1,253,868  1,454,197   3,891,639     971,916    3,373,213  1,914,556   605,301   668,528
                             ==========  =========   =========     =======    =========  =========  ========  ========
Change in units (note 5):
 Units purchased............     25,424     21,021     239,236      76,380      129,747     97,905     3,068       864
 Units redeemed.............    (48,425)   (11,447)    (21,697)       (110)     (35,554)    (5,787)  (12,723)  (21,583)
                             ----------  ---------   ---------     -------    ---------  ---------  --------  --------
 Net increase (decrease)
  in units from capital
  transactions with
  contract owners...........    (23,001)     9,574     217,539      76,270       94,193     92,118    (9,655)  (20,719)
                             ==========  =========   =========     =======    =========  =========  ========  ========

                             -------------------------------------------
                                                     Oppenheimer Main
                               Oppenheimer Main      Street Small Cap
                               Street Fund/VA --    Fund/VA -- Service
                                 Service Shares           Shares
                             --------------------  --------------------


                                  Year ended            Year ended
                                 December 31,          December 31,
                             --------------------  --------------------
                                2004       2003       2004       2003
                             ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).................   (64,409)   (36,665)   (31,883)    (6,610)
 Net realized gain
  (loss) on investments.....   142,048     (2,505)    31,810     15,211
 Change in unrealized
  appreciation
  (depreciation) on
  investments...............   420,295  1,064,914    402,160    164,450
 Capital gain
  distribution..............        --         --         --         --
                             ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   497,934  1,025,744    402,087    173,051
                             ---------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums............... 1,494,748  1,549,153    934,220    796,161
 Transfers (to) from the
  general account of GE
  Capital Life Assurance
  Company of New York
  Death benefits............   (97,100)   (48,040)        --         --
  Surrenders................  (397,189)  (185,322)   (44,665)    (4,228)
  Administrative
    expenses (note 4a)......    (1,778)      (784)      (301)        --
  Transfers (to) from
    the Guarantee Account...   517,229    467,657    352,229    170,413
  Transfers (to) from
    other subaccounts.......  (204,107)  (163,510)    79,932     98,076
                             ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions... 1,311,803  1,619,154  1,321,415  1,060,422
                             ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets................. 1,809,737  2,644,898  1,723,502  1,233,473
Net assets at beginning
 of year.................... 5,836,914  3,192,016  1,234,981      1,508
                             ---------  ---------  ---------  ---------
Net assets at end of year... 7,646,651  5,836,914  2,958,483  1,234,981
                             =========  =========  =========  =========
Change in units (note 5):
 Units purchased............   282,297    242,329    113,799     92,498
 Units redeemed.............  (148,962)   (47,667)   (15,867)      (368)
                             ---------  ---------  ---------  ---------
 Net increase (decrease)
  in units from capital
  transactions with
  contract owners...........   133,335    194,662     97,932     92,130
                             =========  =========  =========  =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                PBHG Insurance Series Fund, Inc.
                             --------------------------------------  -----------------
                                                                       Foreign Bond
                                                                         Portfolio
                                                                       (U.S. Dollar
                                                                        Hedged) --
                                PBHG Growth II      PBHG Large Cap    Administrative
                                  Portfolio        Growth Portfolio    Class Shares
                             -------------------  -----------------  ----------------
                                  Year ended          Year ended        Year ended
                                 December 31,        December 31,      December 31,
                             -------------------  -----------------  ----------------
                                2004      2003      2004     2003      2004     2003
                             ---------  --------  -------  --------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense)................. $  (4,171)   (4,665)  (9,753)   (8,911)   2,049    1,610
 Net realized gain
  (loss) on investments.....  (103,440) (165,631) (49,295) (107,897)     505      414
 Change in unrealized
  appreciation
  (depreciation) on
  investments...............   123,521   240,780  107,379   278,180      259   (1,537)
 Capital gain
  distribution..............        --        --       --        --    1,325       --
                             ---------  --------  -------  --------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............    15,910    70,484   48,331   161,372    4,138      487
                             ---------  --------  -------  --------  -------  -------
From capital
 transactions:
 Net premiums...............        25       562       38        --    9,275      570
 Transfers (to) from the
  general account of GE
  Capital Life Assurance
  Company of New York
  Death benefits............   (45,354)       --       --        --       --       --
  Surrenders................   (19,958)  (45,958) (34,488)  (27,350)  (7,759)  (3,880)
  Administrative
    expenses (note 4a)......      (433)     (727)    (580)     (614)     (29)     (28)
  Transfers (to) from
    the Guarantee Account...     1,635   (14,423)  (4,243)   (1,422)  24,457    4,997
  Transfers (to) from
    other subaccounts.......     2,895   (13,715) (19,485)  (31,958) (70,060)   4,966
                             ---------  --------  -------  --------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...   (61,190)  (74,261) (58,758)  (61,344) (44,116)   6,625
                             ---------  --------  -------  --------  -------  -------
Increase (decrease) in
 net assets.................   (45,280)   (3,777) (10,427)  100,028  (39,978)   7,112
Net assets at beginning
 of year....................   338,618   342,395  713,507   613,479  177,609  170,497
                             ---------  --------  -------  --------  -------  -------
Net assets at end of year... $ 293,338   338,618  703,080   713,507  137,631  177,609
                             =========  ========  =======  ========  =======  =======
Change in units (note 5):
 Units purchased............     2,420        79    2,980        --    5,777      957
 Units redeemed.............    (9,745)  (10,567)  (8,460)   (7,478)  (9,990)    (369)
                             ---------  --------  -------  --------  -------  -------
 Net increase (decrease)
  in units from capital
  transactions with
  contract owners...........    (7,325)  (10,488)  (5,480)   (7,478)  (4,213)     588
                             =========  ========  =======  ========  =======  =======

                                       PIMCO Variable Insurance Trust
                             ---------------------------------------------------------------------

                                                           Long-Term
                                                        U.S. Government         Total Return
                             High Yield Portfolio --     Portfolio --           Portfolio --
                                Administrative          Administrative         Administrative
                                 Class Shares            Class Shares           Class Shares
                             ----------------------  --------------------  ----------------------
                                  Year ended              Year ended             Year ended
                                 December 31,            December 31,           December 31,
                             ----------------------  --------------------  ----------------------
                                2004        2003        2004       2003       2004        2003
                             ---------   ---------   ---------  ---------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).................   169,399      79,654     166,767    120,034     154,312     158,382
 Net realized gain
  (loss) on investments.....    20,047      22,361     (11,812)   (11,831)     60,109      42,139
 Change in unrealized
  appreciation
  (depreciation) on
  investments...............    69,771     147,059      69,067    (43,310)     96,205      34,463
 Capital gain
  distribution..............        --          --     104,451     31,860     155,084      47,001
                             ---------   ---------   ---------  ---------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   259,217     249,074     328,473     96,753     465,710     281,985
                             ---------   ---------   ---------  ---------  ----------  ----------
From capital
 transactions:
 Net premiums............... 1,363,673     986,786   1,559,217    838,141   5,801,664   2,756,062
 Transfers (to) from the
  general account of GE
  Capital Life Assurance
  Company of New York
  Death benefits............   (35,554)    (74,240)    (23,903)  (189,250)   (144,078)   (129,468)
  Surrenders................  (166,174)    (49,373)   (436,242)  (252,576) (1,092,073)   (517,838)
  Administrative
    expenses (note 4a)......      (934)       (228)     (1,227)      (826)     (2,375)     (1,291)
  Transfers (to) from
    the Guarantee Account...   416,144     269,625     801,546    269,546   1,452,714     813,684
  Transfers (to) from
    other subaccounts.......  (288,866)     47,172    (539,476)    40,436     114,033     780,606
                             ---------   ---------   ---------  ---------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... 1,288,289   1,179,742   1,359,915    705,471   6,129,885   3,701,755
                             ---------   ---------   ---------  ---------  ----------  ----------
Increase (decrease) in
 net assets................. 1,547,506   1,428,816   1,688,388    802,224   6,595,595   3,983,740
Net assets at beginning
 of year.................... 2,327,539     898,723   5,270,900  4,468,676  11,611,917   7,628,177
                             ---------   ---------   ---------  ---------  ----------  ----------
Net assets at end of year... 3,875,045   2,327,539   6,959,288  5,270,900  18,207,512  11,611,917
                             =========   =========   =========  =========  ==========  ==========
Change in units (note 5):
 Units purchased............   190,463     116,427     236,411     94,939     775,184     387,579
 Units redeemed.............   (81,039)    (11,115)   (129,335)   (37,038)   (251,281)    (57,572)
                             ---------   ---------   ---------  ---------  ----------  ----------
 Net increase (decrease)
  in units from capital
  transactions with
  contract owners...........   109,424     105,312     107,076     57,901     523,903     330,007
                             =========   =========   =========  =========  ==========  ==========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                 The Prudential Series Fund, Inc.      Rydex Variable Trust
                              --------------------------------------   -------------------
                              Jennison 20/20
                                  Focus
                              Portfolio --     Jennison Portfolio --
                                Class II          Class II Shares          OTC Fund
                              -------------  ------------------------  -------------------
                                                          Period from
                                                             May 1,
                               Year ended     Year ended    2003 to       Year ended
                              December 31,   December 31, December 31,   December 31,
                              -------------  ------------ ------------ -------------------
                                2004    2003     2004         2003       2004       2003
                              -------   ---- ------------ ------------  -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (159)   --     (1,152)        (373)    (7,935)    (4,677)
   Net realized gain
     (loss) on
     investments.............      26    --        155          193     38,663      3,332
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,448    --      6,334        5,733     39,939    107,560
   Capital gain
     distribution............      --    --         --           --         --         --
                              -------    --     ------       ------     -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........   1,315    --      5,337        5,553     70,667    106,215
                              -------    --     ------       ------     -------   -------
From capital
  transactions:
   Net premiums..............  14,501    --     10,209       58,662     24,719     75,789
   Transfers (to) from
     the general account
     of GE Capital Life
     Assurance Company
     of New York
     Death benefits..........      --    --         --           --         --         --
     Surrenders..............      --    --         --         (195)   (51,585)   (21,659)
     Administrative
       expenses (note 4a)....      --    --         --           --        (94)       (67)
     Transfers (to) from
       the Guarantee
       Account...............     359    --       (211)          78     65,080     29,291
     Transfers (to) from
       other subaccounts.....    (545)   --         78           --    426,311     26,743
                              -------    --     ------       ------     -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  14,315    --     10,076       58,545    464,431    110,097
                              -------    --     ------       ------     -------   -------
Increase (decrease) in
  net assets.................  15,630    --     15,413       64,098    535,098    216,312
Net assets at beginning
  of year....................      --    --     64,098           --    422,479    206,167
                              -------    --     ------       ------     -------   -------
Net assets at end of year.... $15,630    --     79,511       64,098    957,577    422,479
                              =======    ==     ======       ======     =======   =======
Change in units (note 5):
   Units purchased...........   1,179    --        872        5,308    150,974     17,719
   Units redeemed............     (42)   --        (53)         (18)   (96,575)    (2,927)
                              -------    --     ------       ------     -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   1,137    --        819        5,290     54,399     14,792
                              =======    ==     ======       ======     =======   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                 Salomon Brothers Variable Series Funds Inc
                              ----------------------------------------------------------------------------------------
                                   Salomon Brothers       Salomon Brothers   Salomon Brothers     Salomon Brothers
                                   Variable All Cap       Variable Investors Variable Strategic    Variable Total
                                   Fund -- Class II        Fund -- Class I   Bond Fund -- Class I Return Fund -- Class I
                              --------------------------  ----------------   -------------------  ---------------------
                                            Period from
                               Year ended  May 1, 2003 to    Year ended         Year ended           Year ended
                              December 31,  December 31,    December 31,       December 31,         December 31,
                              ------------ -------------- ----------------   -------------------  ---------------------
                                  2004          2003        2004      2003     2004       2003      2004        2003
                              ------------ -------------- -------   -------   -------   -------    -------     -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   $ (2,441)         (89)         43       116    9,709     14,606       970         173
   Net realized gain
     (loss) on
     investments.............      2,514           14         619    (9,821)     751     17,870       197      (1,838)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     14,875        2,210      17,270    59,067     (238)    (4,148)    5,723      15,893
   Capital gain
     distribution............         --           --          --        --    5,050      7,992     2,214       1,404
                                --------       ------     -------   -------   -------   -------    -------     -------
       Increase
         (decrease) in
         net assets from
         operations..........     14,948        2,135      17,932    49,362   15,272     36,320     9,104      15,632
                                --------       ------     -------   -------   -------   -------    -------     -------
From capital
  transactions:
   Net premiums..............    137,955       19,338          --        --       --         --     9,000          --
   Transfers (to) from
     the general account
     of GE Capital Life
     Assurance Company
     of New York
     Death benefits..........         --           --          --        --       --         --        --          --
     Surrenders..............    (20,581)          --     (11,661)  (20,517) (13,129)   (95,439)   (1,573)    (12,337)
     Administrative
       expenses (note 4a)....        (40)          --        (139)     (164)    (134)      (280)      (50)       (104)
     Transfers (to) from
       the Guarantee
       Account...............     64,233       16,875      (1,377)  (19,578) (11,768)    29,876       (16)    (30,282)
     Transfers (to) from
       other subaccounts.....     64,025           --       5,829    12,083  (53,953)   123,906     1,000       8,688
                                --------       ------     -------   -------   -------   -------    -------     -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    245,592       36,213      (7,348)  (28,176) (78,984)    58,063     8,361     (34,035)
                                --------       ------     -------   -------   -------   -------    -------     -------
Increase (decrease) in
  net assets.................    260,540       38,348      10,584    21,186  (63,712)    94,383    17,465     (18,403)
Net assets at beginning
  of year....................     38,348           --     204,612   183,426  363,968    269,585   121,309     139,712
                                --------       ------     -------   -------   -------   -------    -------     -------
Net assets at end of year....   $298,888       38,348     215,196   204,612  300,256    363,968   138,774     121,309
                                ========       ======     =======   =======   =======   =======    =======     =======
Change in units (note 5):
   Units purchased...........     23,588        2,967         893     1,322    1,016     12,478       878         880
   Units redeemed............     (3,690)          --      (1,518)   (4,426)  (6,888)    (7,757)     (145)     (4,325)
                                --------       ------     -------   -------   -------   -------    -------     -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     19,898        2,967        (625)   (3,104)  (5,872)     4,721       733      (3,445)
                                ========       ======     =======   =======   =======   =======    =======     =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                            Scudder Variable Series II
                             ----------------------------------------------------------------------------------------

                                Scudder Technology             SVS Dreman High                SVS Dreman Small
                                Growth Portfolio --      Return Equity Portfolio --        Cap Value Portfolio --
                                  Class B Shares               Class B Shares                  Class B Shares
                             ------------------------  ------------------------------  ------------------------------
                                          Period from
                                             May 1,                 Period from May 1,              Period from May 1,
                              Year ended    2003 to     Year ended       2003 to        Year ended       2003 to
                             December 31, December 31, December 31,    December 31,    December 31,    December 31,
                             ------------ ------------ ------------ ------------------ ------------ ------------------
                                 2004         2003         2004            2003            2004            2003
                             ------------ ------------ ------------ ------------------ ------------ ------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).................   $ (1,274)       (314)      (1,778)            (29)         (2,477)           (230)
 Net realized gain
  (loss) on investments.....      1,323       5,699       12,725           4,111           4,686            (213)
 Change in unrealized
  appreciation
  (depreciation) on
  investments...............      5,782       2,697       35,042          43,522          47,530           7,012
 Capital gain
  distribution..............         --          --           --              --              --              --
                               --------      ------      -------         -------         -------          ------
    Increase (decrease)
     in net assets from
     operations.............      5,831       8,082       45,989          47,604          49,739           6,569
                               --------      ------      -------         -------         -------          ------
From capital
 transactions:
 Net premiums...............     13,853      42,155      114,966         208,109         154,669          43,392
 Transfers (to) from the
  general account of GE
  Capital Life Assurance
  Company of New York
  Death benefits............         --          --           --              --              --              --
  Surrenders................     (5,762)         --       (7,345)           (926)         (2,867)             --
  Administrative
    expenses (note 4a)......         (6)         --          (28)             --             (45)             --
  Transfers (to) from
    the Guarantee Account...      4,140       6,046       32,214          21,741          67,482           1,427
  Transfers (to) from
    other subaccounts.......     38,967      (1,074)       3,792            (219)         26,490            (218)
                               --------      ------      -------         -------         -------          ------
    Increase (decrease)
     in net assets from
     capital transactions...     51,192      47,127      143,599         228,705         245,729          44,601
                               --------      ------      -------         -------         -------          ------
Increase (decrease) in
 net assets.................     57,023      55,209      189,588         276,309         295,468          51,170
Net assets at beginning
 of year....................     55,209          --      276,309              --          51,170              --
                               --------      ------      -------         -------         -------          ------
Net assets at end of year...   $112,232      55,209      465,897         276,309         346,638          51,170
                               ========      ======      =======         =======         =======          ======
Change in units (note 5):
 Units purchased............      5,168       3,776       20,936          22,316          19,272           3,836
 Units redeemed.............     (1,345)        (85)      (9,647)           (112)         (2,145)            (19)
                               --------      ------      -------         -------         -------          ------
 Net increase (decrease)
  in units from capital
  transactions with
  contract owners...........      3,823       3,691       11,289          22,204          17,127           3,817
                               ========      ======      =======         =======         =======          ======

                               Van Kampen Life Investment Trust
                             -----------------------------------
                                                     Emerging
                                  Comstock            Growth
                                Portfolio --       Portfolio --
                               Class II Shares   Class II Shares
                             ------------------  ---------------


                                 Year ended         Year ended
                                December 31,       December 31,
                             ------------------  ---------------
                                2004      2003     2004    2003
                             ---------  -------  -------  ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).................   (10,731)  (2,418)  (1,911)   (500)
 Net realized gain
  (loss) on investments.....    14,473    6,161    1,260   1,392
 Change in unrealized
  appreciation
  (depreciation) on
  investments...............   170,073   53,297    7,091   5,922
 Capital gain
  distribution..............        --       --       --      --
                             ---------  -------  -------  ------
    Increase (decrease)
     in net assets from
     operations.............   173,815   57,040    6,440   6,814
                             ---------  -------  -------  ------
From capital
 transactions:
 Net premiums...............   675,033  376,479   39,945  38,784
 Transfers (to) from the
  general account of GE
  Capital Life Assurance
  Company of New York
  Death benefits............   (23,848) (21,105)      --      --
  Surrenders................   (40,300)  (2,006)  (2,115)   (401)
  Administrative
    expenses (note 4a)......      (296)      (4)     (52)     --
  Transfers (to) from
    the Guarantee Account...   266,029   41,868   29,264  27,414
  Transfers (to) from
    other subaccounts.......    84,585   24,900    1,475   9,830
                             ---------  -------  -------  ------
    Increase (decrease)
     in net assets from
     capital transactions...   961,203  420,132   68,517  75,627
                             ---------  -------  -------  ------
Increase (decrease) in
 net assets................. 1,135,018  477,172   74,957  82,441
Net assets at beginning
 of year....................   497,563   20,391   82,441      --
                             ---------  -------  -------  ------
Net assets at end of year... 1,632,581  497,563  157,398  82,441
                             =========  =======  =======  ======
Change in units (note 5):
 Units purchased............    99,979   48,043   10,546   9,702
 Units redeemed.............   (11,999)  (2,510)  (2,950)    (51)
                             ---------  -------  -------  ------
 Net increase (decrease)
  in units from capital
  transactions with
  contract owners...........    87,980   45,533    7,596   9,651
                             =========  =======  =======  ======

                See accompanying notes to financial statements

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                         Notes to Financial Statements

                               December 31, 2004

(1)Description of Entity

   GE Capital Life Separate Account II (the Account) is a separate investment account established on April 1, 1996 by GE Capital Life Assurance Company of New York (GE Capital Life) pursuant to the laws of the State of New York. The Account may invest in mutual funds, unit investment trusts, managed separate accounts and other portfolios. GE Capital Life uses the Account to support flexible premium variable deferred annuity contracts issued by GE Capital Life, as well as for other purposes permitted by law.

   Currently, there are multiple subaccounts of the Account available under the contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of a Fund.

   The assets of the Account belong to GE Capital Life. However, GE Capital Life may not charge the assets in the Account attributable to the policies with liabilities arising out of any other business, which GE Capital Life may conduct. The assets of the Account will, however, be available to cover the liabilities for GE Capital Life General Account to the extent that the asset of the Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Account are credited to or charged against the Account without regard to the income, gains or losses arising out of any other business conducted.

   GE Capital Life registered the Account with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Account by the SEC. Contract owners assume the full investment risk for all amounts allocated to the Account.

   Effective April 30, 2004, the following Portfolios were added to the Account:

Evergreen Variable Annuity Trust:                            Merrill Lynch Variable Series Fund, Inc.:
  Evergreen VA Omega Fund -- Class 2                           Merrill Lynch Basic Value V.I. Fund -- Class III Shares
Fidelity Variable Insurance Products Fund:                     Merrill Lynch Large Cap Growth V.I. Fund -- Class III
  VIP Asset Manager/SM/ Portfolio -- Service Class 2            Shares
  VIP Value Strategies Portfolio -- Service Class 2            Merrill Lynch Value Opportunities V.I. Fund -- Class III
                                                                Shares
                                                             Oppenheimer Variable Account Funds:
                                                               Oppenheimer Balanced Fund/VA -- Service Shares

   All designated portfolios described above are series type mutual funds.

   The Janus Aspen Series -- International Growth Portfolio -- Service Shares ceased accepting new purchase payments from the Account effective November 15, 2004.

   Effective November 15, 2004, the AIM Variable Insurance Funds -- AIM V.I. International Growth Fund -- Series II Shares and the AllianceBernstein Variable Products Series Fund Inc. -- AllianceBernstein International Value Portfolio -- Class B were added to the Account.

   Effective December 15, 2004, the Eaton Vance Variable Trust -- VT Income Fund of Boston was liquidated pursuant to a decision made by the portfolio's Board of Trustees.

   Effective December 15, 2004, the Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class I shares and Franklin Templeton Variable Insurance Products Trust -- Templeton Global Income Securities Fund -- Class I shares were added to the Account.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


   During 2004, the following names were changed:

                     Formerly Known As                                           Currently Known As
AllianceBernstein Variable Products Series Fund, Inc.:       AllianceBernstein Small Cap Growth Portfolio --  Class B
  Quasar Portfolio -- Class B
Fidelity Variable Insurance Products Fund:
  VIP II Asset Manager/SM/ Portfolio -- Initial Class        VIP Asset Manager/SM/ Portfolio -- Initial Class
  VIP II Contrafund(R) Portfolio -- Initial Class            VIP Contrafund(R) Portfolio -- Initial Class
  VIP II Contrafund(R) Portfolio -- Service Class 2          VIP Contrafund(R) Portfolio -- Service Class 2
  VIP III Dynamic Capital Appreciation Portfolio --          VIP Dynamic Capital Appreciation Portfolio -- Service Class
    Service Class 2                                            2
  VIP III Growth & Income Portfolio -- Initial Class         VIP Growth & Income Portfolio -- Initial Class
  VIP III Growth & Income Portfolio -- Service Class 2       VIP Growth & Income Portfolio -- Service Class 2
  VIP III Growth Opportunities Portfolio -- Initial Class    VIP Growth Opportunities Portfolio -- Initial Class
  VIP III Mid Cap Portfolio -- Service Class 2               VIP Mid Cap Portfolio -- Service Class 2
GE Investments Funds, Inc.:
  Mid-Cap Value Equity Fund                                  Mid-Cap Equity Fund
Greenwich Street Series Fund:
  Salomon Brothers Variable Emerging Growth Fund --  Class   Salomon Brothers Variable Aggressive Growth Fund --  Class
   II                                                          II
J.P. Morgan Series Trust II:
  International Opportunities Portfolio                      International Equity Portfolio
Oppenheimer Variable Account Funds:
  Oppenheimer Multiple Strategies Fund/VA                    Oppenheimer Balanced Fund/VA
PIMCO Variable Insurance Trust:
  Foreign Bond Portfolio -- Administrative Class Shares      Foreign Bond Portfolio (U.S. Dollar Hedged) --
                                                                Administrative Class Shares

   As of December 31, 2004, the Evergreen Variable Annuity Trust-Evergreen VA Omega Fund - Class 2 and the Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class I shares portfolio funds were available, but not shown on the statement due to not having any activity.

   Effective November 14, 2003, Dreyfus -- Dreyfus Investment
Portfolios-Emerging Markets Portfolio -- Initial Shares and the Federated Insurance Series -- Federated International Small Company Fund II were liquidated pursuant to a decision made by each respective portfolio's Board of Trustees.

   During 2003, Federated Insurance Series changed the name of its Federated Utility Fund II to Federated Capital Income Fund II; Janus Aspen Series changed the name of its Aggressive Growth Portfolio to Mid Cap Growth Portfolio
 -- Institutional Shares and its Aggressive Growth Portfolio -- Service Shares to Mid Cap Growth Portfolio -- Service Shares; Oppenheimer Variable Account Funds changed the name of its Oppenheimer Main Street Growth & Income Fund/VA
 -- Service Shares to Oppenheimer Main Street Fund/VA -- Service Shares; and Salomon Brothers Variable Series Funds Inc changed the name of its Investors Fund to Salomon Brothers Variable Investors Fund -- Class I, its Strategic Bond Fund to Salomon Brothers Variable Strategic Bond Fund -- Class I, and its Total Return Fund to Salomon Brothers Variable Total Return Fund -- Class I.

(2)Summary of Significant Accounting Policies

  (a) Investments

   Investments are stated at fair market value, which are based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the day the request for purchase or redemption is received (Valuation Day) and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


  (b) Unit Class

   There are seven unit classes included in the Account. Type I units are sold under contract Form NY1066. Type II and Type III units are sold under contract form NY1155. Type IV and Type V units are also sold under contract form NY1155 and include an Enhanced Payment Rider contract form NY5136. Type VI units are sold under contract form number NY1157. Type VII units are sold under contract form number NY1162. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure.

  (c) Federal Income Taxes

   The operations of the Account are a part of, and taxed with, the operations of GE Capital Life. Therefore, the Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Under existing federal income tax laws, investment income and capital gains of the Account are not taxed. Accordingly, the Account paid no federal income taxes and no federal income tax payment was required. GE Capital Life is taxed as a life insurance company under the Code.

  (d) Use of Estimates

   Financial statements prepared in conformity with U.S. generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3)Purchases and Sales of Investments

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2004 were:

                                                                  Cost of    Proceeds
                                                                   Shares      from
Fund/Portfolio                                                    Acquired  Shares Sold
--------------                                                   ---------- -----------
AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I shares............. $   42,824  $ 11,274
 AIM V.I. Basic Value Fund -- Series II shares..................  1,483,133   196,321
 AIM V.I. Blue Chip Fund -- Series I shares.....................    160,934    31,833
 AIM V.I. Capital Appreciation Fund -- Series I shares..........    143,236    33,109
 AIM V.I. Growth Fund -- Series I shares........................      9,876   102,739
 AIM V.I. International Growth Fund -- Series II shares.........     99,892        57
 AIM V.I. Premier Equity Fund -- Series I shares................     94,692   201,071
The Alger American Fund:
 Alger American Growth Portfolio -- Class O Shares..............      1,012   192,294
 Alger American Small Capitalization Portfolio -- Class O Shares     71,274   152,674
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio -- Class B.......  2,669,664   933,389
 AllianceBernstein International Value Portfolio -- Class B.....     32,139       126
 AllianceBernstein Premier Growth Portfolio -- Class B..........    539,709   209,532
 AllianceBernstein Small Cap Growth Portfolio -- Class B........      1,654    30,613
 AllianceBernstein Technology Portfolio -- Class B..............    179,877    74,057
American Century Variable Portfolios, Inc.:
 VP Income & Growth Fund -- Class I.............................     75,721    33,735
 VP International Fund -- Class I...............................     92,637     7,999
 VP Ultra Fund -- Class I.......................................    385,948    29,775
 VP Value Fund -- Class I.......................................    397,089    54,324

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                            Cost of     Proceeds
                                                                             Shares       from
Fund/Portfolio                                                              Acquired   Shares Sold
--------------                                                             ----------- -----------
Dreyfus:
 Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares $    48,052 $   13,903
 The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares.....     212,531     77,393
 Dreyfus Variable Investment Fund -- Money Market Portfolio...............   1,181,656    432,767
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund.............................................   7,561,822  3,158,672
 VT Income Fund of Boston.................................................     674,456    826,512
 VT Worldwide Health Sciences Fund........................................     794,670    308,348
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary Shares.....................      26,744     25,090
 Federated Capital Income Fund II.........................................      45,602     42,404
 Federated High Income Bond Fund II -- Primary Shares.....................      45,708    109,066
 Federated High Income Bond Fund II -- Service Shares.....................   1,284,730    456,473
 Federated Kaufmann Fund II -- Service Shares.............................   1,442,482    311,685
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Initial Class.........................      35,647     38,851
 VIP Asset Manager/SM/ Portfolio -- Service Class 2.......................      16,802         18
 VIP Contrafund(R) Portfolio -- Initial Class.............................     315,080    587,715
 VIP Contrafund(R) Portfolio -- Service Class 2...........................   4,328,216  1,168,724
 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2............      10,324      3,742
 VIP Equity-Income Portfolio -- Initial Class.............................     205,868    309,833
 VIP Equity-Income Portfolio -- Service Class 2...........................   3,227,518    893,487
 VIP Growth & Income Portfolio -- Initial Class...........................      42,118    125,302
 VIP Growth & Income Portfolio -- Service Class 2.........................   1,589,401    327,311
 VIP Growth Opportunities Portfolio -- Initial Class......................      47,449    224,257
 VIP Growth Portfolio -- Initial Class....................................      72,891    256,987
 VIP Growth Portfolio -- Service Class 2..................................     947,260    216,414
 VIP Mid Cap Portfolio -- Service Class 2.................................   3,246,721  1,481,242
 VIP Overseas Portfolio -- Initial Class..................................     103,054    163,060
 VIP Value Strategies Portfolio--Service Class 2..........................     118,369        470
Franklin Templeton Variable Insurance Products Trust:
 Franklin Large Cap Growth Securities Fund -- Class 2 Shares..............     158,360      5,605
 Mutual Shares Securities Fund -- Class 2 Shares..........................     209,486     11,007
 Templeton Foreign Securities Fund -- Class 2 Shares......................     573,549    132,219
 Templeton Global Asset Allocation Fund -- Class 2 Shares.................     160,182     80,414
 Templeton Global Income Securities Fund -- Class I Shares................       4,000         --
GE Investments Funds, Inc.:
 Global Income Fund.......................................................      14,381     19,425
 Income Fund..............................................................   2,197,926    614,888
 International Equity Fund................................................      24,572     63,934
 Mid-Cap Equity Fund......................................................   1,801,046  1,002,652
 Money Market Fund........................................................   9,971,386  8,246,586
 Premier Growth Equity Fund...............................................     531,928    446,552
 Real Estate Securities Fund..............................................   1,468,585    374,971
 S&P 500(R) Index Fund....................................................  14,778,815  5,012,646
 Small-Cap Value Equity Fund..............................................   1,541,705    957,612
 Total Return Fund........................................................   7,826,433    916,286
 U.S. Equity Fund.........................................................     518,710    612,880
 Value Equity Fund........................................................     493,245    234,381

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Cost of    Proceeds
                                                                 Shares      from
Fund/Portfolio                                                  Acquired  Shares Sold
--------------                                                 ---------- -----------
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund......................... $  110,224  $135,686
 Goldman Sachs Mid Cap Value Fund.............................    327,580   368,235
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund -- Class II.    213,125    56,880
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares...................    363,695   871,186
 Balanced Portfolio -- Service Shares.........................  1,441,266   841,051
 Capital Appreciation Portfolio -- Institutional Shares.......    151,372   384,927
 Capital Appreciation Portfolio -- Service Shares.............    245,298    47,294
 Flexible Income Portfolio -- Institutional Shares............     32,922    51,439
 Global Life Sciences Portfolio -- Service Shares.............      2,937    39,060
 Global Technology Portfolio -- Service Shares................     16,037    11,921
 Growth Portfolio -- Institutional Shares.....................    129,129   321,707
 Growth Portfolio -- Service Shares...........................      4,768    27,217
 International Growth Portfolio -- Institutional Shares.......     60,702   137,267
 International Growth Portfolio -- Service Shares.............    737,773   578,053
 Mid Cap Growth Portfolio -- Institutional Shares.............     65,149   410,495
 Mid Cap Growth Portfolio -- Service Shares...................    325,251   256,969
 Worldwide Growth Portfolio -- Institutional Shares...........     99,371   201,783
 Worldwide Growth Portfolio -- Service Shares.................     45,777   133,325
J.P. Morgan Series Trust II:
 Bond Portfolio...............................................  1,087,022   158,363
 International Equity Portfolio...............................     70,431       943
 Mid Cap Value Portfolio......................................  1,305,457   249,356
 Small Company Portfolio......................................    239,120    40,495
 U.S. Large Cap Core Equity Portfolio.........................    189,761    85,568
Merrill Lynch Variable Series Fund, Inc.:
 Merrill Lynch Basic Value V.I. Fund--Class III Shares........    106,477    25,148
 Merrill Lynch Large Cap Growth V.I. Fund--Class III Shares...     27,736       118
 Merrill Lynch Value Opportunities V.I. Fund--Class III Shares     99,786    10,334
MFS(R) Variable Insurance Trust:                                                 --
 MFS(R) Investors Growth Stock Series -- Service Class Shares.    977,546   437,493
 MFS(R) Investors Trust Series -- Service Class Shares........  1,619,509   393,218
 MFS(R) New Discovery Series -- Service Class Shares..........    430,104   206,342
 MFS(R) Strategic Income Series -- Service Class Shares.......    160,505    22,530
 MFS(R) Total Return Series -- Service Class Shares...........    507,984    96,796
 MFS(R) Utilities Series -- Service Class Shares..............    611,873   214,918
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio.............................  1,180,264   161,788
 Nations Marsico International Opportunities Portfolio........  1,552,822   290,906
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA........................     56,308   139,841
 Oppenheimer Aggressive Growth Fund/VA -- Service Shares......     90,379    16,794
 Oppenheimer Balanced Fund/VA.................................     44,623    81,366
 Oppenheimer Balanced Fund/VA -- Service Shares...............    243,835    25,726
 Oppenheimer Bond Fund/VA.....................................    206,097   366,822
 Oppenheimer Capital Appreciation Fund/VA.....................    297,053   570,261
 Oppenheimer Capital Appreciation Fund/VA -- Service Shares...  3,006,389   316,426

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                             Cost of    Proceeds
                                                                              Shares      from
Fund/Portfolio                                                               Acquired  Shares Sold
--------------                                                              ---------- -----------
 Oppenheimer Global Securities Fund/VA -- Service Shares................... $1,393,637 $  417,508
 Oppenheimer High Income Fund/VA...........................................     76,652    149,403
 Oppenheimer Main Street Fund/VA -- Service Shares.........................  2,763,900  1,517,407
 Oppenheimer Main Street Small Cap Fund/VA -- Service Shares...............  1,542,600    254,340
PBHG Insurance Series Fund, Inc.:
 PBHG Growth II Portfolio..................................................     20,093     85,454
 PBHG Large Cap Growth Portfolio...........................................     32,808    101,322
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares     68,907    109,950
 High Yield Portfolio -- Administrative Class Shares.......................  2,459,238    990,679
 Long-Term U.S. Government Portfolio -- Administrative Class Shares........  3,315,168  1,702,413
 Total Return Portfolio -- Administrative Class Shares.....................  9,466,463  3,110,850
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II................................     14,861        703
 Jennison Portfolio -- Class II Shares.....................................     10,755      1,830
Rydex Variable Trust:
 OTC Fund..................................................................  1,292,001    835,582
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II........................    295,521     52,788
 Salomon Brothers Variable Investors Fund -- Class I.......................     13,150     36,665
 Salomon Brothers Variable Strategic Bond Fund -- Class I..................     32,756     96,985
 Salomon Brothers Variable Total Return Fund -- Class I....................     14,937      3,392
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B Shares.....................     70,682     20,766
 SVS Dreman High Return Equity Portfolio -- Class B Shares.................    265,898    124,956
 SVS Dreman Small Cap Value Portfolio -- Class B Shares....................    279,562     36,311
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares.....................................  1,098,479    146,702
 Emerging Growth Portfolio -- Class II Shares..............................     93,572     26,974

(4)Related Party Transactions

  (a) GE Capital Life

   The purchase payments transferred from GE Capital Life to the Account represent purchase payments recorded by GE Capital Life on its flexible variable deferred annuity contracts less deductions for any applicable premium taxes.

   Contract owners (if permitted under the terms of their contract) may elect to allocate purchase payments to a Guarantee Account that is part of the general account of GE Capital Life. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time, after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Account and in certain instances transfer amounts from the Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risk that GE Capital Life assumes. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. Similarly the fees charged for the Enhanced Payment Benefit Option are assessed through the daily unit value calculation. The Optional Death Benefit and the Annual Step-Up Death Benefit Rider

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

Options are a percentage charge of the contract value and is taken in arrears on each contract anniversary and at the time the contract is surrendered. The stated dollar fees assessed to cover certain other administrative expenses are assessed by surrendering units. These fees are denoted below by unit type.


                                                                            Mortality                    Enhanced
                                                           Administrative  and Expense                   Payment
                                                              Expense     Risk Charges                  Rider As a
                                                            Charges as a      as a                      percentage
                                                           percentage of  percentage of                of the daily
     Contract                                              the daily net  the daily net                 net assets
Unit   Form                            Annual Contract     assets of the  assets of the Optional Death    of the
Type  Number    Surrender Charges     Maintenance Charge      Account        Account    Benefit Rider    Account
---- -------- ---------------------- --------------------- -------------- ------------- -------------- ------------
I     NY1066  6% or less within      $25 if contract value      0.15%         1.25%          0.25%          N/A
              seven years of any     is $75,000 or less
              purchase payment
II    NY1155  6% or less within      $30 if contract value      0.15%         1.30%           N/A           N/A
              seven years of any     is $40,000 or less
              purchase payment
II    NY1155  6% or less within      $30 if contract value      0.15%         1.30%          0.20%          N/A
              seven years of any     is $40,000 or less
              purchase payment
III   NY1155  6% or less within      $30 if contract value      0.15%         1.50%           N/A           N/A
              seven years of any     is $40,000 or less
              purchase payment
IV    NY1155  8% or less within nine $30 if contract value      0.15%         1.30%           N/A          0.15%
              years of any purchase  is $40,000 or less
              payment
IV    NY1155  8% or less within nine $30 if contract value      0.15%         1.30%          0.20%         0.15%
              years of any purchase  is $40,000 or less
              payment
V     NY1155  8% or less within nine $30 if contract value      0.15%         1.50%           N/A          0.15%
              years of any purchase  $40,000 or less
              payment
VI    NY1157  6% or less within four None                       0.15%         1.55%          0.20%          N/A
              years of any purchase
VII   NY1162  9% or less within      None                       0.15%         1.35%           N/A           N/A
              eight years of any
              purchase payment,
              declining to 1% in
              ninth year and after

   N/A - not applicable

  (b) Receivable From Affiliate

   Receivable from affiliate represents receivable from GE Capital Life attributable to decreases in share values between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

  (c) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GE Capital Life.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


  (d) Capital Brokerage Corporation

   Capital Brokerage Corporation (CBC), an affiliate of GE Capital Life, is a Washington corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. CBC serves as principal underwriter for variable annuity contracts and variable life insurance policies issued by GE Capital Life. GE Capital Life pays commissions and other marketing related expenses to CBC. Certain officers and directors of GE Capital Life are also officers and directors of CBC.

  (e) GE Investments Funds, Inc.

   GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Asset Management Incorporated (Investment Advisor), a wholly-owned subsidiary of the General Electric Company currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of 0.60% for the Global Income Fund, 0.50% Income Fund, 1.00% maximum for the International Equity Fund, 0.65% Mid-Cap Equity Fund, 0.50% maximum for the Money Market Fund, 0.65% Premier Growth Equity Fund, 0.85% maximum for the Real Estate Securities Fund, 0.35% for the S&P 500(R) Index Fund, 0.80% for the Small-Cap Value Equity Fund, 0.50% maximum for the Total Return Fund, 0.55% for the U.S. Equity Fund, and 0.65% for the Value Equity Fund. The management fee declines incrementally as the portfolios assets increase for the following funds: the International Equity Fund, Money Market Fund, Real Estate Securities Fund, and the Total Return Fund.

  (f) Bonus Credit

   For Type IV and V unit contracts, transfers from the general account include approximately $1.8 million of payments by GE Capital Life in the form of bonus credits for the period ended December 31, 2004.

(5)Capital Transactions

   All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. Portfolio dividends or portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by the subaccount from capital transactions for the years or lesser periods ended December 31, 2004 and 2003 are reflected in the Statements of Changes in Net Assets.

(6)Financial Highlights

   A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the years or lesser periods ended December 31, 2004, 2003, 2002 and 2001 follows. Financial highlights are only disclosed for subaccounts and unit types that had outstanding units as of December 31.

   Expenses as a percentage of average net assets represent the annualized contract expenses of the Account, consisting of mortality and expense risk charges and administrative expenses for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolios are excluded.

   The investment income ratio represents the ordinary dividends received by the subaccount from the underlying portfolios, divided by average net assets.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


   The total return below represents the annual total return for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return below.

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type I:                                                 Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                                ------- ---------- ------ ------------ ---------- ------
The Alger American Fund:
 Alger American Growth Portfolio -- Class O Shares
   2004...............................................  72,967   $ 9.77   $  713     1.40%       0.00%     4.02%
   2003...............................................  91,917     9.39      863     1.40%       0.00%    33.27%
   2002...............................................  94,583     7.05      667     1.40%       0.04%   (33.93)%
   2001............................................... 116,401    10.67    1,242     1.40%       0.24%   (13.06)%
 Alger American Small Capitalization
   Portfolio -- Class O Shares
   2004...............................................  93,792     8.56      803     1.40%       0.00%    14.94%
   2003............................................... 102,876     7.45      766     1.40%       0.00%    40.36%
   2002............................................... 112,540     5.30      596     1.40%       0.00%   (27.26)%
   2001............................................... 120,238     7.29      877     1.40%       0.05%   (30.51)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income
   Portfolio -- Class B
   2004...............................................   6,489    13.49       88     1.40%       0.74%     9.66%
   2003...............................................   6,469    12.30       80     1.40%       0.66%    23.04%
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary
   Shares
   2004...............................................  63,965    11.25      719     1.40%       1.41%     8.24%
   2003...............................................  64,306    10.39      668     1.40%       1.56%    25.91%
   2002...............................................  71,618     8.25      591     1.40%       1.22%   (21.33)%
   2001...............................................  86,104    10.49      903     1.40%       1.31%    (4.06)%
 Federated Capital Income Fund II
   2004...............................................  58,257     8.09      471     1.40%       4.40%     8.38%
   2003...............................................  59,546     7.47      445     1.40%       6.45%    18.99%
   2002...............................................  59,594     6.28      374     1.40%       5.49%   (25.01)%
   2001...............................................  66,291     8.37      555     1.40%       3.19%   (14.93)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2004...............................................  34,885    11.48      401     1.40%       7.21%     8.91%
   2003...............................................  42,992    10.54      453     1.40%       7.69%    20.51%
   2002...............................................  39,512     8.75      346     1.40%       9.72%    (0.03)%
   2001...............................................  35,628     8.75      312     1.40%       9.99%    (0.04)%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2004...............................................  28,918    11.11      321     1.40%       2.59%     3.99%
   2003...............................................  29,599    10.68      316     1.40%       3.81%    16.33%
   2002...............................................  36,459     9.18      335     1.40%       3.89%   (10.00)%
   2001...............................................  38,600    10.20      394     1.40%       3.28%    (5.44)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                 Net Assets     Expenses as  Investment
                                                              ----------------- % of Average   Income    Total
Type I:                                                Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                               ------- ---------- ------ ------------ ---------- ------
 VIP Contrafund(R) Portfolio -- Initial Class
   2004.............................................. 211,508   $13.60   $2,876     1.40%       0.34%    13.86%
   2003.............................................. 230,813    11.94    2,756     1.40%       0.49%    26.67%
   2002.............................................. 266,682     9.43    2,515     1.40%       0.86%   (10.62)%
   2001.............................................. 292,608    10.55    3,087     1.40%       0.77%   (13.48)%
 VIP Equity-Income Portfolio -- Initial Class
   2004.............................................. 187,385    12.28    2,301     1.40%       1.56%     9.97%
   2003.............................................. 197,885    11.17    2,210     1.40%       1.82%    28.51%
   2002.............................................. 205,624     8.69    1,787     1.40%       1.72%   (18.11)%
   2001.............................................. 205,859    10.61    2,184     1.40%       1.20%    (6.29)%
 VIP Growth & Income Portfolio -- Initial Class
   2004.............................................. 108,648    10.47    1,138     1.40%       0.90%     4.31%
   2003.............................................. 116,496    10.04    1,169     1.40%       1.18%    22.05%
   2002.............................................. 118,325     8.22      973     1.40%       1.42%   (17.78)%
   2001.............................................. 129,686    10.00    1,297     1.40%       1.06%   (10.03)%
 VIP Growth Opportunities Portfolio -- Initial Class
   2004..............................................  69,551     8.11      564     1.40%       0.56%     5.69%
   2003..............................................  91,860     7.68      705     1.40%       0.78%    28.06%
   2002..............................................  94,861     5.99      568     1.40%       1.07%   (22.94)%
   2001.............................................. 107,227     7.78      834     1.40%       0.34%   (15.63)%
 VIP Growth Portfolio -- Initial Class
   2004.............................................. 150,434     9.92    1,492     1.40%       0.27%     1.93%
   2003.............................................. 167,788     9.73    1,633     1.40%       0.28%    30.99%
   2002.............................................. 184,088     7.43    1,368     1.40%       0.26%   (31.08)%
   2001.............................................. 220,112    10.78    2,373     1.40%       0.07%   (18.81)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004..............................................   3,384    17.13       58     1.40%       0.00%    22.91%
   2003..............................................   1,256    13.94       18     1.40%       0.21%    39.35%
 VIP Overseas Portfolio -- Initial Class
   2004..............................................  73,980    10.38      768     1.40%       1.20%    12.04%
   2003..............................................  80,335     9.26      744     1.40%       0.82%    41.37%
   2002..............................................  79,406     6.55      520     1.40%       0.78%   (21.40)%
   2001..............................................  76,209     8.34      636     1.40%       4.17%   (22.28)%
Franklin Templeton Variable Insurance Products Trust:
 Templeton Global Income Securities Fund -- Class I
   Shares
   2004..............................................     395    10.13        4     1.40%       0.00%     1.28%
GE Investments Funds, Inc.:
 Global Income Fund
   2004..............................................  16,814    12.76      215     1.40%       5.31%     7.92%
   2003..............................................  17,934    11.83      212     1.40%       2.17%    10.13%
   2002..............................................  26,915    10.74      289     1.40%       0.72%    15.00%
   2001..............................................  18,108     9.34      169     1.40%       0.00%    (3.06)%
 Income Fund
   2004..............................................  81,506    13.07    1,066     1.40%       5.88%     1.97%
   2003..............................................  96,450    12.82    1,237     1.40%       6.61%     2.15%
   2002.............................................. 139,847    12.55    1,755     1.40%       3.28%     8.35%
   2001.............................................. 107,991    11.58    1,251     1.40%       7.77%     5.92%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                   Net Assets     Expenses as  Investment
                                                ----------------- % of Average   Income    Total
Type I:                                  Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                 ------- ---------- ------ ------------ ---------- ------
 International Equity Fund
   2004................................  22,411   $ 9.57   $  215     1.40%       1.06%    14.23%
   2003................................  26,855     8.38      225     1.40%       0.86%    35.98%
   2002................................  33,523     6.16      207     1.40%       1.00%   (24.90)%
   2001................................  32,993     8.21      271     1.40%       1.08%   (21.97)%
 Mid-Cap Equity Fund
   2004................................  84,088    15.11    1,270     1.40%       1.12%    14.40%
   2003................................  95,662    13.21    1,263     1.40%       1.57%    31.08%
   2002................................  82,630    10.07      832     1.40%       1.07%   (14.97)%
   2001................................  72,587    11.85      860     1.40%       1.14%    (1.09)%
 Money Market Fund
   2004................................ 180,625    11.18    2,019     1.40%       1.00%    (0.46)%
   2003................................ 214,660    11.23    2,410     1.40%       0.79%    (0.63)%
   2002................................ 441,788    11.30    4,992     1.40%       1.43%     0.06%
   2001................................ 551,692    11.29    6,229     1.40%       3.91%     2.51%
 Premier Growth Equity Fund
   2004................................ 181,618     9.15    1,662     1.40%       0.65%     5.53%
   2003................................ 201,303     8.67    1,745     1.40%       0.19%    27.11%
   2002................................ 228,482     6.82    1,558     1.40%       0.05%   (22.12)%
   2001................................ 217,761     8.76    1,908     1.40%       0.14%   (10.42)%
 Real Estate Securities Fund
   2004................................  35,727    21.92      783     1.40%       6.94%    30.51%
   2003................................  34,654    16.79      582     1.40%       9.97%    35.46%
   2002................................  21,508    12.40      267     1.40%       3.47%    (2.73)%
   2001................................  18,334    12.74      234     1.40%       5.14%    10.27%
 S&P 500(R) Index Fund
   2004................................ 704,031    10.37    7,304     1.40%       2.03%     8.91%
   2003................................ 753,975     9.53    7,182     1.40%       1.60%    26.48%
   2002................................ 793,100     7.53    5,972     1.40%       1.64%   (23.45)%
   2001................................ 867,363     9.84    8,535     1.40%       1.33%   (13.50)%
 Small-Cap Value Equity Fund
   2004................................  14,965    14.57      218     1.40%       5.83%    13.53%
   2003................................  18,848    12.83      242     1.40%       0.08%    28.33%
 Total Return Fund
   2004................................  72,701    12.99      944     1.40%       2.48%     6.67%
   2003................................  68,314    12.18      832     1.40%       1.76%    18.63%
   2002................................  77,826    10.26      798     1.40%       2.10%   (10.58)%
   2001................................  86,294    11.48      991     1.40%       4.13%    (4.26)%
 U.S. Equity Fund
   2004................................ 219,158    11.45    2,509     1.40%       1.35%     6.65%
   2003................................ 239,781    10.74    2,574     1.40%       0.93%    21.55%
   2002................................ 262,389     8.83    2,317     1.40%       0.88%   (20.39)%
   2001................................ 290,715    11.09    3,224     1.40%       1.09%    (9.76)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2004................................  47,728    10.46      499     1.40%       1.57%    17.13%
   2003................................  50,734     8.93      453     1.40%       1.45%    22.62%
   2002................................  43,415     7.28      316     1.40%       1.41%   (12.58)%
   2001................................  49,039     8.33      408     1.40%       0.53%   (10.61)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                   Net Assets     Expenses as  Investment
                                                                ----------------- % of Average   Income    Total
Type I:                                                  Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                                 ------- ---------- ------ ------------ ---------- ------
 Goldman Sachs Mid Cap Value Fund
   2004................................................  95,801   $19.81   $1,898     1.40%       4.39%    24.12%
   2003................................................ 106,801    15.96    1,705     1.40%       0.91%    26.60%
   2002................................................ 111,631    12.61    1,408     1.40%       0.94%    (6.03)%
   2001................................................ 110,847    13.42    1,488     1.40%       1.14%    10.48%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2004................................................ 349,565    14.06    4,916     1.40%       2.20%     7.01%
   2003................................................ 390,966    13.14    5,138     1.40%       2.19%    12.46%
   2002................................................ 436,123    11.69    5,098     1.40%       2.41%    (7.75)%
   2001................................................ 463,443    12.67    5,872     1.40%       1.39%    (6.01)%
 Capital Appreciation Portfolio -- Institutional Shares
   2004................................................ 283,037    13.55    3,836     1.40%       0.25%    16.57%
   2003................................................ 298,587    11.63    3,472     1.40%       0.48%    18.85%
   2002................................................ 326,788     9.78    3,196     1.40%       0.56%   (16.85)%
   2001................................................ 395,372    11.77    4,654     1.40%       0.43%   (22.78)%
 Flexible Income Portfolio -- Institutional Shares
   2004................................................  29,300    13.36      391     1.40%       5.70%     2.51%
   2003................................................  32,282    13.03      421     1.40%       4.80%     4.91%
   2002................................................  34,323    12.42      426     1.40%       5.07%     8.93%
   2001................................................  19,390    11.41      221     1.40%       3.55%     6.22%
 Growth Portfolio -- Institutional Shares
   2004................................................ 221,060     9.61    2,125     1.40%       0.14%     3.05%
   2003................................................ 239,349     9.33    2,232     1.40%       0.09%    29.89%
   2002................................................ 267,105     7.18    1,918     1.40%       0.00%   (27.54)%
   2001................................................ 320,393     9.91    3,175     1.40%       0.02%   (25.79)%
 International Growth Portfolio -- Institutional Shares
   2004................................................ 124,062    12.00    1,489     1.40%       0.91%    17.28%
   2003................................................ 130,958    10.23    1,340     1.40%       1.23%    33.03%
   2002................................................ 138,128     7.69    1,062     1.40%       0.85%   (26.63)%
   2001................................................ 157,443    10.49    1,652     1.40%       0.32%   (24.32)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2004................................................ 283,191    11.60    3,284     1.40%       0.00%    19.06%
   2003................................................ 312,231     9.74    3,041     1.40%       0.00%    33.22%
   2002................................................ 322,388     7.31    2,357     1.40%       0.00%   (28.94)%
   2001................................................ 362,970    10.29    3,735     1.40%       0.00%   (40.30)%
 Worldwide Growth Portfolio -- Institutional Shares
   2004................................................ 214,028     9.49    2,030     1.40%       1.02%     3.31%
   2003................................................ 224,455     9.18    2,061     1.40%       1.09%    22.26%
   2002................................................ 258,634     7.51    1,942     1.40%       0.86%   (26.54)%
   2001................................................ 307,051    10.22    3,138     1.40%       0.25%   (23.53)%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class Shares
   2004................................................   2,756    13.34       37     1.40%       0.00%     4.72%
   2003................................................   5,168    12.74       66     1.40%       0.00%    27.40%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type I:                                                 Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                                ------- ---------- ------ ------------ ---------- ------
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2004...............................................  87,791   $11.01   $  967     1.40%       0.00%    18.10%
   2003...............................................  95,143     9.32      887     1.40%       0.00%    23.84%
   2002...............................................  95,648     7.53      720     1.40%       0.70%   (28.80)%
   2001............................................... 105,970    10.58    1,121     1.40%       0.97%   (32.24)%
 Oppenheimer Balanced Fund/VA
   2004...............................................  65,972    13.69      903     1.40%       1.04%     8.56%
   2003...............................................  68,551    12.61      864     1.40%       3.08%    23.21%
   2002...............................................  88,780    10.23      908     1.40%       3.37%   (11.65)%
   2001...............................................  79,586    11.58      922     1.40%       2.60%     0.78%
 Oppenheimer Bond Fund/VA
   2004............................................... 148,287    12.97    1,923     1.40%       4.71%     4.01%
   2003............................................... 166,154    12.47    2,071     1.40%       6.06%     5.29%
   2002............................................... 214,302    11.84    2,537     1.40%       6.86%     7.55%
   2001............................................... 174,178    11.01    1,918     1.40%       6.41%     6.27%
 Oppenheimer Capital Appreciation Fund/VA
   2004............................................... 103,013    12.17    1,254     1.40%       0.34%     5.44%
   2003............................................... 126,014    11.54    1,455     1.40%       0.36%    29.11%
   2002............................................... 116,440     8.94    1,041     1.40%       0.65%   (27.88)%
   2001............................................... 144,983    12.40    1,798     1.40%       0.56%   (13.81)%
 Oppenheimer High Income Fund/VA
   2004...............................................  51,734    11.70      605     1.40%       6.62%     7.44%
   2003...............................................  61,389    10.89      669     1.40%       7.32%    22.23%
   2002...............................................  82,108     8.91      732     1.40%      10.40%    (3.76)%
   2001...............................................  95,224     9.26      882     1.40%       7.67%     0.54%
PBHG Insurance Series Fund, Inc.:
 PBHG Growth II Portfolio
   2004...............................................  34,223     8.57      293     1.40%       0.00%     5.12%
   2003...............................................  41,548     8.15      339     1.40%       0.00%    23.95%
   2002...............................................  52,036     6.58      342     1.40%       0.00%   (31.40)%
   2001...............................................  62,951     9.59      604     1.40%       0.00%   (41.31)%
 PBHG Large Cap Growth Portfolio
   2004...............................................  60,955    11.53      703     1.40%       0.00%     7.42%
   2003...............................................  66,435    10.74      713     1.40%       0.00%    29.36%
   2002...............................................  73,913     8.30      613     1.40%       0.00%   (30.31)%
   2001...............................................  81,850    11.91      975     1.40%       0.00%   (29.29)%
PIMCO Variable Insurance Trust:
 Total Return Portfolio -- Administrative Class Shares
   2004...............................................   9,582    10.45      100     1.40%       2.65%     3.42%
   2003...............................................  15,255    10.10      154     1.40%       3.31%     1.01%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable Investors Fund -- Class I
   2004...............................................  17,775    12.11      215     1.40%       1.43%     8.83%
   2003...............................................  18,400    11.12      205     1.40%       1.45%    30.48%
   2002...............................................  21,504     8.53      183     1.40%       1.06%   (24.13)%
   2001...............................................  22,165    11.24      249     1.40%       0.89%    (5.50)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type I:                                                 Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                                ------- ---------- ------ ------------ ---------- ------
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2004...............................................  21,371   $14.05   $  300     1.40%       4.63%     5.15%
   2003...............................................  27,243    13.36      364     1.40%       7.70%    11.65%
   2002...............................................  22,522    11.97      270     1.40%       5.70%     7.32%
   2001...............................................  14,114    11.15      157     1.40%       9.10%     5.41%
 Salomon Brothers Variable Total Return Fund --
   Class I
   2004...............................................  11,632    11.93      139     1.40%       2.20%     7.21%
   2003...............................................  10,899    11.13      121     1.40%       1.64%    14.30%
   2002...............................................  14,344     9.74      140     1.40%       1.93%    (8.17)%
   2001...............................................   9,589    10.60      102     1.40%       2.66%    (2.19)%

Type II:
--------
AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I Shares
   2004...............................................   1,214    13.74       17     1.45%       0.00%    10.18%
   2003...............................................     271    12.47        3     1.45%       0.00%    24.84%
 AIM V.I. Basic Value Fund -- Series II Shares
   2004...............................................  47,248    14.10      666     1.45%       0.00%     9.23%
   2003...............................................   2,061    12.91       27     1.45%       0.00%    29.08%
 AIM V.I. Blue Chip Fund -- Series I Shares
   2004...............................................   6,423    12.34       79     1.45%       0.17%     3.16%
   2003...............................................   3,783    11.96       45     1.45%       0.00%    23.33%
   2002...............................................     151     9.70        1     1.45%       0.00%    (3.02)%
 AIM V.I. Capital Appreciation Fund -- Series I Shares
   2004...............................................  25,078     8.92      224     1.45%       0.00%     5.08%
   2003...............................................  15,406     8.49      131     1.45%       0.00%    27.64%
   2002...............................................  10,256     6.65       68     1.45%       0.00%   (25.45)%
   2001...............................................   4,333     8.92       39     1.45%       0.00%   (10.77)%
 AIM V.I. Growth Fund -- Series I Shares
   2004...............................................  22,713     8.21      187     1.45%       0.00%     6.66%
   2003...............................................  32,316     7.70      249     1.45%       0.00%    29.34%
   2002...............................................  13,055     5.95       78     1.45%       0.00%   (31.97)%
   2001...............................................   4,761     8.75       42     1.45%       0.47%   (12.48)%
 AIM V.I. International Growth Fund -- Series II
   Shares
   2004...............................................   9,724    10.63      103     1.45%       0.00%     6.29%
 AIM V.I. Premier Equity Fund -- Series I Shares
   2004...............................................  74,822     8.00      599     1.45%       0.45%     4.24%
   2003...............................................  76,578     7.68      588     1.45%       0.34%    23.27%
   2002...............................................  75,286     6.23      469     1.45%       0.49%   (31.27)%
   2001...............................................  14,343     9.06      130     1.45%       0.39%    (9.40)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 228,096    10.16    2,318     1.45%       0.74%     9.61%
   2003............................................... 163,858     9.27    1,519     1.45%       0.78%    30.27%
   2002............................................... 113,958     7.12      811     1.45%       0.55%    (7.11)%
   2001...............................................  32,844     9.29      305     1.45%       0.00%    (1.31)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                              Net Assets     Expenses as  Investment
                                                           ----------------- % of Average   Income    Total
Type II:                                            Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                           ------- ---------- ------ ------------ ---------- ------
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004...........................................  63,772   $ 7.83   $  499     1.45%       0.00%     6.77%
   2003...........................................  43,827     7.33      321     1.45%       0.00%    21.58%
   2002...........................................  42,999     6.03      259     1.45%       0.00%   (31.85)%
   2001...........................................  20,916     8.85      185     1.45%       0.00%   (11.51)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2004...........................................   2,712    10.38       28     1.45%       0.00%    12.73%
   2003...........................................   2,719     9.21       25     1.45%       0.00%    46.52%
   2002...........................................   2,906     6.28       18     1.45%       0.00%   (33.05)%
   2001...........................................     386     9.39        4     1.45%       0.00%    (6.14)%
 AllianceBernstein Technology Portfolio -- Class B
   2004...........................................  10,518    13.65      144     1.45%       0.00%     3.56%
   2003...........................................   3,106    13.18       41     1.45%       0.00%    31.83%
American Century Variable Portfolios, Inc.:
 VP International Fund -- Class I
   2004...........................................     310    13.53        4     1.45%       0.21%     0.00%
 VP Ultra Fund -- Class I
   2004...........................................     989    12.93       13     1.45%       0.00%     0.00%
 VP Value Fund -- Class I
   2004...........................................   2,261    14.23       32     1.45%       0.92%    12.68%
   2003...........................................     275    12.63        3     1.45%       0.84%    27.09%
Dreyfus:
 Dreyfus Investment Portfolios -- MidCap Stock
   Portfolio -- Initial Shares
   2004...........................................   1,138    14.28       16     1.45%       0.53%    12.82%
   2003...........................................   1,108    12.66       14     1.45%       0.43%    29.82%
 The Dreyfus Socially Responsible Growth Fund,
   Inc. -- Initial Shares
   2004...........................................  12,167     7.85       96     1.45%       0.60%     4.67%
   2003...........................................  12,095     7.50       91     1.45%       0.15%    24.18%
   2002...........................................   7,848     6.04       47     1.45%       0.45%   (29.98)%
   2001...........................................   1,048     8.63        9     1.45%       0.06%   (13.74)%
 Dreyfus Variable Investment Fund --
   Money Market Portfolio
   2004...........................................  16,920     9.81      166     1.45%       0.63%    (0.90)%
   2003...........................................     474     9.90        5     1.45%       0.35%    (0.93)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004........................................... 167,089    10.25    1,713     1.45%       2.76%     1.34%
   2003...........................................  52,650    10.12      533     1.45%       1.64%     1.47%
 VT Worldwide Health Sciences Fund
   2004...........................................  15,863    13.95      221     1.45%       0.00%     4.70%
   2003...........................................   3,671    13.33       49     1.45%       0.00%    28.09%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                 Net Assets     Expenses as  Investment
                                                              ----------------- % of Average   Income    Total
Type II:                                               Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                              ------- ---------- ------ ------------ ---------- ------
Federated Insurance Series:
 Federated High Income Bond Fund II --
   Service Shares
   2004..............................................  88,146   $12.48   $1,100     1.45%       6.04%     8.56%
   2003..............................................  60,380    11.50      694     1.45%       6.55%    20.03%
   2002..............................................  44,925     9.58      430     1.45%       6.18%    (0.24)%
   2001..............................................   2,238     9.59       21     1.45%       0.00%    (0.10)%
 Federated Kaufmann Fund II -- Service Shares
   2004..............................................  32,321    15.02      485     1.45%       0.00%    12.82%
   2003..............................................   6,995    13.31       93     1.45%       0.00%    33.13%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004..............................................   1,130    10.36       12     1.45%       0.00%     3.63%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004.............................................. 203,828    12.06    2,457     1.45%       0.15%    13.49%
   2003..............................................  72,701    10.62      772     1.45%       0.22%    26.34%
   2002..............................................  29,566     8.41      249     1.45%       0.09%   (10.92)%
   2001..............................................   3,048     9.44       29     1.45%       0.00%    (5.90)%
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2004..............................................     385    11.82        5     1.45%       0.00%     0.00%
 VIP Equity-Income Portfolio -- Service Class 2
   2004.............................................. 254,864    10.60    2,701     1.45%       1.15%     9.62%
   2003.............................................. 157,498     9.67    1,522     1.45%       0.98%    28.14%
   2002..............................................  72,137     7.54      544     1.45%       0.45%   (18.35)%
   2001..............................................  16,406     9.24      152     1.45%       0.00%    (7.61)%
 VIP Growth & Income Portfolio -- Service Class 2
   2004.............................................. 119,324     9.83    1,174     1.45%       0.56%     3.99%
   2003..............................................  64,991     9.46      615     1.45%       0.85%    21.66%
   2002..............................................  19,892     7.77      155     1.45%       0.29%   (18.05)%
   2001..............................................   4,205     9.49       40     1.45%       0.00%    (5.14)%
 VIP Growth Portfolio -- Service Class 2
   2004..............................................  99,376     8.10      805     1.45%       0.11%     1.63%
   2003..............................................  55,200     7.97      440     1.45%       0.09%    30.62%
   2002..............................................  31,710     6.11      194     1.45%       0.04%   (31.31)%
   2001..............................................   6,389     8.89       57     1.45%       0.00%   (11.12)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004.............................................. 170,648    15.15    2,585     1.45%       0.00%    22.85%
   2003..............................................  74,762    12.33      922     1.45%       0.21%    36.25%
   2002..............................................  46,954     9.05      425     1.45%       0.12%   (11.33)%
   2001..............................................   9,631    10.21       98     1.45%       0.00%    (4.92)%
 VIP Value Strategies Portfolio -- Service Class 2
   2004..............................................  10,444    11.27      118     1.45%       0.00%    12.74%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Large Cap Growth Securities Fund --
   Class 2 Shares
   2004..............................................   2,087    13.11       27     1.45%       0.43%     6.37%
   2003..............................................     971    12.32       12     1.45%       0.30%    25.11%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                               Net Assets     Expenses as  Investment
                                                           ------------------ % of Average   Income    Total
Type II:                                           Units   Unit Value  000s    Net Assets    Ratio     Return
--------                                         --------- ---------- ------- ------------ ---------- ------
 Mutual Shares Securities Fund -- Class 2 Shares
   2004.........................................     2,931   $13.41   $    39     1.45%       0.78%    11.00%
   2003.........................................     2,707    12.08        33     1.45%       0.50%    23.33%
 Templeton Foreign Securities Fund -- Class 2
   Shares
   2004.........................................     4,809    14.57        70     1.45%       1.06%    16.81%
   2003.........................................       921    12.47        11     1.45%       0.05%    30.30%
 Templeton Global Asset Allocation
   Fund -- Class 2 Shares
   2004.........................................     1,003    14.97        15     1.45%       2.89%    14.04%
   2003.........................................       740    13.13        10     1.45%       1.27%    30.04%
GE Investments Funds, Inc.:
 Income Fund
   2004.........................................    94,779    11.08     1,050     1.45%       5.88%     1.92%
   2003.........................................    33,377    10.87       363     1.45%       6.61%     2.10%
   2002.........................................     3,625    10.65        39     1.45%       3.28%    (6.47)%
 Mid-Cap Equity Fund
   2004.........................................   169,993    12.15     2,065     1.45%       1.12%    14.34%
   2003.........................................   147,857    10.62     1,571     1.45%       1.57%    31.01%
   2002.........................................   118,661     8.11       962     1.45%       1.07%   (15.02)%
   2001.........................................     9,068     9.54        87     1.45%       1.14%    (1.14)%
 Money Market Fund
   2004......................................... 2,102,116     1.00     2,097     1.45%       1.00%    (0.51)%
   2003.........................................   779,343     1.00       781     1.45%       0.79%    (0.68)%
   2002.........................................   275,280     1.01       278     1.45%       1.43%     0.00%
   2001.........................................   108,666     1.01       110     1.45%       3.91%     2.46%
 Premier Growth Equity Fund
   2004.........................................    63,264     9.72       615     1.45%       0.65%     5.48%
   2003.........................................    48,329     9.21       445     1.45%       0.19%    27.05%
   2002.........................................    37,355     7.25       271     1.45%       0.05%   (22.16)%
   2001.........................................     2,290     9.31        21     1.45%       0.14%   (10.47)%
 Real Estate Securities Fund
   2004.........................................    37,444    16.30       610     1.45%       6.94%    30.45%
   2003.........................................    15,802    12.49       197     1.45%       9.97%    24.92%
 S&P 500(R) Index Fund
   2004......................................... 1,547,487     9.65    14,939     1.45%       2.03%     8.86%
   2003.........................................   786,490     8.87     6,975     1.45%       1.60%    26.42%
   2002.........................................   627,019     7.02     4,402     1.45%       1.64%   (23.49)%
   2001.........................................    24,366     9.17       223     1.45%       1.33%   (13.55)%
 Small-Cap Value Equity Fund
   2004.........................................   224,023    12.66     2,835     1.45%       5.83%    13.48%
   2003.........................................   208,180    11.15     2,322     1.45%       0.08%    22.32%
   2002.........................................   153,331     9.12     1,398     1.45%       0.45%   (15.11)%
   2001.........................................     9,466    10.74       102     1.45%       0.91%     8.37%
 Total Return Fund
   2004.........................................   390,819    12.19     4,766     1.45%       2.48%     6.62%
   2003.........................................    11,203    11.44       128     1.45%       1.76%    14.37%

                     .GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                             Net Assets     Expenses as  Investment
                                                          ----------------- % of Average   Income    Total
Type II:                                           Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                          ------- ---------- ------ ------------ ---------- ------
 U.S. Equity Fund
   2004..........................................  82,155   $ 9.52   $  782     1.45%       1.35%     6.60%
   2003..........................................  75,469     8.93      674     1.45%       0.93%    21.49%
   2002..........................................  71,518     7.35      526     1.45%       0.88%   (20.44)%
   2001..........................................   2,014     9.24       19     1.45%       1.09%    (9.81)%
 Value Equity Fund
   2004..........................................  54,719     9.83      538     1.45%       1.31%     7.98%
   2003..........................................  44,515     9.10      405     1.45%       1.85%    22.26%
   2002..........................................  37,464     7.45      279     1.45%       1.41%   (18.76)%
   2001..........................................   2,533     9.17       23     1.45%       1.37%    (8.34)%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive
   Growth Fund -- Class II
   2004..........................................   7,997    13.48      108     1.45%       0.00%     7.21%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004.......................................... 168,581    10.69    1,802     1.45%       2.34%     6.72%
   2003.......................................... 140,349    10.02    1,406     1.45%       1.98%    12.07%
   2002.......................................... 110,810     8.94      991     1.45%       2.58%    (8.03)%
   2001..........................................  33,503     9.72      326     1.45%       2.04%    (2.84)%
 Capital Appreciation Portfolio -- Service Shares
   2004..........................................  42,595     9.79      417     1.45%       0.03%    16.26%
   2003..........................................  19,713     8.42      166     1.45%       0.28%    18.49%
   2002..........................................  18,054     7.11      128     1.45%       0.35%   (17.15)%
   2001..........................................   3,985     8.58       34     1.45%       0.37%   (14.23)%
 Global Life Sciences Portfolio -- Service Shares
   2004..........................................   3,576     9.90       35     1.45%       0.00%    12.57%
   2003..........................................   6,531     8.80       57     1.45%       0.00%    24.36%
   2002..........................................   4,698     7.07       33     1.45%       0.00%   (30.57)%
   2001..........................................   1,137    10.19       12     1.45%       0.00%     1.90%
 Global Technology Portfolio -- Service Shares
   2004..........................................   3,044     6.61       20     1.45%       0.00%    (0.89)%
   2003..........................................   4,098     6.67       27     1.45%       0.00%    44.35%
   2002..........................................   5,022     4.62       23     1.45%       0.00%   (41.79)%
   2001..........................................   2,389     7.93       19     1.45%       0.00%   (20.65)%
 Growth Portfolio -- Service Shares
   2004..........................................  26,211     7.80      204     1.45%       0.00%     2.69%
   2003..........................................  26,467     7.59      201     1.45%       0.00%    29.59%
   2002..........................................  20,303     5.86      119     1.45%       0.00%   (27.79)%
   2001..........................................   4,940     8.11       40     1.45%       0.00%   (18.86)%
 International Growth Portfolio -- Service Shares
   2004..........................................  34,633     9.71      336     1.45%       0.93%    16.97%
   2003..........................................  19,669     8.30      163     1.45%       1.00%    32.58%
   2002..........................................   8,952     6.26       56     1.45%       0.64%   (26.84)%
   2001..........................................   1,742     8.55       15     1.45%       0.23%   (14.45)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                   Net Assets    Expenses as  Investment
                                                                 --------------- % of Average   Income    Total
Type II:                                                  Units  Unit Value 000s  Net Assets    Ratio     Return
--------                                                 ------- ---------- ---- ------------ ---------- ------
 Mid Cap Growth Portfolio -- Service Shares
   2004.................................................  21,754   $ 8.79   $191     1.45%       0.00%    18.73%
   2003.................................................  23,130     7.41    171     1.45%       0.00%    32.81%
   2002.................................................  19,456     5.58    109     1.45%       0.00%   (29.16)%
   2001.................................................   4,528     7.87     36     1.45%       0.00%   (21.29)%
 Worldwide Growth Portfolio -- Service Shares
   2004.................................................  30,227     7.85    237     1.45%       0.89%     3.01%
   2003.................................................  32,786     7.62    250     1.45%       0.91%    21.89%
   2002.................................................  23,802     6.25    149     1.45%       0.76%   (26.79)%
   2001.................................................   2,421     8.54     21     1.45%       0.19%   (14.62)%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2004.................................................  12,165    10.71    130     1.45%       3.39%     2.78%
   2003.................................................   7,394    10.42     77     1.45%       0.63%     2.21%
 Mid Cap Value Portfolio
   2004.................................................  14,229    15.49    220     1.45%       0.56%    19.30%
   2003.................................................   9,374    12.98    122     1.45%       0.31%    27.75%
   2002.................................................     152    10.16      2     1.45%       0.00%    (1.63)%
 Small Company Portfolio
   2004.................................................   2,862    16.14     46     1.45%       0.00%    25.33%
   2003.................................................   1,125    12.88     14     1.45%       0.00%    34.01%
 U.S. Large Cap Core Equity Portfolio
   2004.................................................   1,739    13.38     23     1.45%       0.83%     7.90%
   2003.................................................   1,637    12.40     20     1.45%       0.00%    26.28%
Merrill Lynch Variable Series Fund, Inc.:
 Merrill Lynch Basic Value V.I. Fund -- Class III Shares
   2004.................................................   3,477    10.88     38     1.45%       1.91%     8.78%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004.................................................   5,137    11.22     58     1.45%      18.24%    12.17%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series --
   Service Class Shares
   2004................................................. 108,120     8.03    868     1.45%       0.00%     7.40%
   2003.................................................  72,388     7.47    541     1.45%       0.00%    20.83%
   2002.................................................  40,187     6.19    249     1.45%       0.00%   (28.77)%
   2001.................................................   2,249     8.68     20     1.45%       0.00%   (13.16)%
 MFS(R) Investors Trust Series -- Service Class Shares
   2004.................................................  74,830     9.19    688     1.45%       0.37%     9.51%
   2003.................................................  29,812     8.39    250     1.45%       0.47%    20.07%
   2002.................................................  16,546     6.99    116     1.45%       0.31%   (22.30)%
   2001.................................................   2,238     9.00     20     1.45%       0.00%   (10.02)%
 MFS(R) New Discovery Series -- Service Class Shares
   2004.................................................  44,943     8.98    403     1.45%       0.00%     4.67%
   2003.................................................  20,670     8.58    177     1.45%       0.00%    31.50%
   2002.................................................  10,094     6.52     66     1.45%       0.00%   (32.79)%
   2001.................................................     428     9.70      4     1.45%       0.00%    (2.96)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                   Net Assets     Expenses as  Investment
                                                                ----------------- % of Average   Income    Total
Type II:                                                 Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                                ------- ---------- ------ ------------ ---------- ------
 MFS(R) Strategic Income Series -- Service Class Shares
   2004................................................   5,593   $11.82   $   66     1.45%       4.11%     5.98%
   2003................................................   1,406    11.16       16     1.45%       0.00%     8.50%
 MFS(R) Total Return Series -- Service Class Shares
   2004................................................  13,950    12.54      175     1.45%       0.99%     9.42%
   2003................................................  12,124    11.46      139     1.45%       0.36%    14.32%
   2002................................................     152    10.03        2     1.45%       0.00%    (0.27)%
 MFS(R) Utilities Series -- Service Class Shares
   2004................................................  57,043    10.27      586     1.45%       1.14%    27.96%
   2003................................................  52,527     8.03      422     1.45%       2.09%    33.61%
   2002................................................  40,100     6.01      241     1.45%       2.08%   (24.02)%
   2001................................................   4,890     7.91       39     1.45%       0.00%   (20.91)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004................................................  69,362    13.77      955     1.45%       0.00%    11.40%
   2003................................................  24,394    12.36      302     1.45%       0.00%    23.62%
 Nations Marsico International Opportunities Portfolio
   2004................................................  99,486    15.39    1,531     1.45%       0.52%    14.90%
   2003................................................  39,886    13.39      534     1.45%       0.01%    33.90%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA --
   Service Shares
   2004................................................   3,632    14.13       51     1.45%       0.00%    17.70%
   2003................................................   2,535    12.00       30     1.45%       0.00%    20.02%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004................................................   9,611    10.95      105     1.45%       0.00%     9.49%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2004................................................  71,661    13.41      961     1.45%       0.15%     5.07%
   2003................................................   8,853    12.77      113     1.45%       0.03%    28.80%
 Oppenheimer Global Securities Fund/VA --
   Service Shares
   2004................................................ 104,803    11.87    1,244     1.45%       1.04%    17.16%
   2003................................................  48,433    10.13      491     1.45%       0.49%    40.79%
   2002................................................  21,128     7.20      152     1.45%       0.11%   (23.49)%
   2001................................................   3,283     9.41       31     1.45%       0.00%    (5.94)%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004................................................ 231,025     9.85    2,277     1.45%       0.67%     7.56%
   2003................................................ 166,822     9.16    1,528     1.45%       0.79%    24.61%
   2002................................................ 128,125     7.35      942     1.45%       0.21%   (20.21)%
   2001................................................  12,321     9.21      113     1.45%       0.00%   (11.58)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004................................................  64,389    15.74    1,014     1.45%       0.00%    17.45%
   2003................................................  26,082    13.40      350     1.45%       0.00%    42.15%
   2002................................................     160     9.43        2     1.45%       0.00%    (5.71)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type II:                                                Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                               ------- ---------- ------ ------------ ---------- ------
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004...............................................   1,889   $11.57   $   22     1.45%       2.94%     4.03%
   2003...............................................   2,416    11.12       27     1.45%       2.64%     0.78%
   2002...............................................   2,641    11.04       29     1.45%       1.97%     6.62%
   2001...............................................   1,017    10.35       11     1.45%       1.44%     6.02%
 High Yield Portfolio -- Administrative Class Shares
   2004............................................... 115,339    12.78    1,474     1.45%       6.78%     7.95%
   2003...............................................  72,936    11.84      863     1.45%       7.38%    21.07%
   2002...............................................  26,611     9.78      260     1.45%       7.28%    (2.62)%
   2001...............................................   5,392    10.04       54     1.45%       2.10%     0.80%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004............................................... 239,725    13.42    3,218     1.45%       4.35%     6.01%
   2003............................................... 170,726    12.66    2,162     1.45%       4.02%     2.39%
   2002............................................... 150,388    12.37    1,860     1.45%       3.35%    15.88%
   2001...............................................  12,309    10.67      131     1.45%       0.94%     4.31%
 Total Return Portfolio -- Administrative Class Shares
   2004............................................... 790,383    12.15    9,604     1.45%       2.65%     3.37%
   2003............................................... 389,745    11.76    4,581     1.45%       3.31%     3.52%
   2002............................................... 276,091    11.36    3,136     1.45%       3.39%     7.49%
   2001...............................................  13,530    10.56      143     1.45%       1.43%     6.78%
Rydex Variable Trust:
 OTC Fund
   2004...............................................  22,472     7.99      180     1.45%       0.00%     7.76%
   2003...............................................  19,786     7.42      147     1.45%       0.00%    43.31%
   2002...............................................  17,154     5.18       89     1.45%       0.00%   (39.74)%
   2001...............................................     308     8.59        3     1.45%       0.00%   (14.09)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004...............................................   7,007    13.77       97     1.45%       0.31%     6.51%
   2003...............................................   1,469    12.93       19     1.45%       0.00%    29.33%
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B
   Shares
   2004...............................................     540    14.99        8     1.45%       0.00%     0.01%
   2003...............................................     349    14.99        5     1.45%       0.00%    44.07%
 SVS Dreman High Return Equity Portfolio -- Class B
   Shares
   2004...............................................   4,196    13.95       59     1.45%       1.10%    11.98%
   2003...............................................   4,403    12.46       55     1.45%       1.48%    29.58%
 SVS Dreman Small Cap Value Portfolio -- Class B
   Shares
   2004...............................................     522    16.61        9     1.45%       0.28%    23.70%
   2003...............................................     522    13.43        7     1.45%       0.00%    39.60%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets    Expenses as  Investment
                                                                --------------- % of Average   Income    Total
Type II:                                                 Units  Unit Value 000s  Net Assets    Ratio     Return
--------                                                 ------ ---------- ---- ------------ ---------- ------
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004................................................. 50,022   $12.00   $600     1.45%       0.52%    15.73%
   2003................................................. 15,943    10.37    165     1.45%       0.13%    28.87%
 Emerging Growth Portfolio -- Class II Shares
   2004.................................................  4,758     9.00     43     1.45%       0.00%     5.23%
   2003.................................................  2,320     8.56     20     1.45%       0.00%    19.01%

Type III:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II Shares
   2004.................................................  1,253    14.05     18     1.65%       0.00%     9.01%
   2003.................................................    466    12.89      6     1.65%       0.00%    28.91%
 AIM V.I. Capital Appreciation Fund -- Series I Shares
   2004.................................................    696     8.86      6     1.65%       0.00%     4.87%
   2003.................................................  1,093     8.45      9     1.65%       0.00%    27.39%
   2002.................................................    988     6.63      7     1.65%       0.00%   (25.61)%
   2001.................................................    302     8.91      3     1.65%       0.00%   (10.88)%
 AIM V.I. Growth Fund -- Series I Shares
   2004.................................................    750     8.15      6     1.65%       0.00%     6.44%
   2003.................................................    751     7.66      6     1.65%       0.00%    29.08%
   2002.................................................    768     5.93      5     1.65%       0.00%   (32.11)%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004................................................. 13,257     7.94    105     1.65%       0.45%     4.03%
   2003................................................. 25,335     7.64    193     1.65%       0.34%    23.02%
   2002................................................. 20,837     6.21    129     1.65%       0.49%   (31.41)%
   2001.................................................  4,725     9.05     43     1.65%       0.39%   (14.02)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004................................................. 54,273    10.09    547     1.65%       0.74%     9.39%
   2003................................................. 63,264     9.22    583     1.65%       0.78%    30.01%
   2002................................................. 64,654     7.09    458     1.65%       0.55%   (23.55)%
   2001................................................. 16,785     9.28    156     1.65%       0.00%    (7.22)%
 AllianceBernstein Premier Growth Portfolio -- Class B
   2004................................................. 17,236     7.77    134     1.65%       0.00%     6.56%
   2003................................................. 18,188     7.29    133     1.65%       0.00%    21.33%
   2002.................................................  6,812     6.01     41     1.65%       0.00%   (31.98)%
   2001.................................................  2,429     8.84     21     1.65%       0.00%   (11.62)%
 AllianceBernstein Small Cap Growth Portfolio -- Class B
   2004.................................................  1,528    10.30     16     1.65%       0.00%    12.50%
   2003.................................................  1,528     9.16     14     1.65%       0.00%    46.22%
   2002.................................................  1,529     6.26     10     1.65%       0.00%   (33.19)%
Dreyfus:
 The Dreyfus Socially Responsible Growth Fund, Inc. --
   Initial Shares
   2004.................................................    539     7.79      4     1.65%       0.60%     4.46%
   2003.................................................    565     7.46      4     1.65%       0.15%    23.93%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                               Net Assets    Expenses as  Investment
                                                             --------------- % of Average   Income    Total
Type III:                                             Units  Unit Value 000s  Net Assets    Ratio     Return
---------                                             ------ ---------- ---- ------------ ---------- ------
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004.............................................. 36,250   $10.21   $370     1.65%       2.76%     1.14%
   2003.............................................. 26,638    10.09    269     1.65%       1.64%     1.26%
 VT Worldwide Health Sciences Fund
   2004..............................................  2,410    13.89     33     1.65%       0.00%     4.49%
   2003..............................................  2,410    13.29     32     1.65%       0.00%    27.83%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2004..............................................  5,064    12.39     63     1.65%       6.04%     8.34%
   2003..............................................  7,968    11.44     91     1.65%       6.55%    19.78%
   2002..............................................  3,837     9.55     37     1.65%       6.18%    (0.44)%
   2001..............................................     53     9.58      1     1.65%       0.00%    (0.31)%
 Federated Kaufmann Fund II -- Service Shares
   2004..............................................    903    14.97     14     1.65%       0.00%    12.59%
   2003..............................................  1,979    13.30     26     1.65%       0.00%    32.95%
Fidelity Variable Insurance Products Fund:
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004..............................................  5,576    11.97     67     1.65%       0.15%    13.26%
   2003..............................................  8,161    10.57     86     1.65%       0.22%    26.08%
   2002..............................................  3,086     8.38     26     1.65%       0.09%   (11.10)%
   2001..............................................    808     9.43      8     1.65%       0.00%   (13.92)%
 VIP Equity-Income Portfolio -- Service Class 2
   2004.............................................. 26,278    10.52    276     1.65%       1.15%     9.40%
   2003.............................................. 26,370     9.62    254     1.65%       0.98%    27.89%
   2002..............................................  9,911     7.52     75     1.65%       0.45%   (18.52)%
   2001..............................................  2,062     9.23     19     1.65%       0.00%    (6.80)%
 VIP Growth & Income Portfolio -- Service Class 2
   2004.............................................. 14,660     9.76    143     1.65%       0.56%     3.78%
   2003.............................................. 15,727     9.41    148     1.65%       0.85%    21.41%
   2002.............................................. 10,540     7.75     82     1.65%       0.29%   (18.22)%
   2001..............................................    158     9.47      1     1.65%       0.00%   (10.52)%
 VIP Growth Portfolio -- Service Class 2
   2004.............................................. 11,174     8.05     90     1.65%       0.11%     1.42%
   2003.............................................. 12,463     7.93     99     1.65%       0.09%    30.36%
   2002.............................................. 12,319     6.09     75     1.65%       0.04%   (31.45)%
   2001..............................................    468     8.88      4     1.65%       0.00%   (19.23)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004.............................................. 13,468    15.04    203     1.65%       0.00%    22.60%
   2003.............................................. 26,957    12.27    331     1.65%       0.21%    35.97%
   2002.............................................. 13,738     9.02    124     1.65%       0.12%   (11.51)%
   2001..............................................  1,571    10.20     16     1.65%       0.00%    (5.12)%
Franklin Templeton Variable Insurance Products Trust:
 Mutual Shares Securities Fund -- Class 2 Shares
   2004..............................................  1,819    13.34     24     1.65%       0.78%    10.77%
   2003..............................................  1,818    12.05     22     1.65%       0.50%    23.08%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                Net Assets    Expenses as  Investment
                                              --------------- % of Average   Income    Total
Type III:                              Units  Unit Value 000s  Net Assets    Ratio     Return
---------                             ------- ---------- ---- ------------ ---------- ------
GE Investments Funds, Inc.:
 Income Fund
   2004..............................   3,343   $11.02   $ 37     1.65%       5.88%     1.71%
   2003..............................   2,648    10.83     29     1.65%       6.61%     1.89%
 Mid-Cap Equity Fund
   2004..............................  11,511    12.06    139     1.65%       1.12%    14.11%
   2003..............................  11,435    10.57    121     1.65%       1.57%    30.75%
   2002..............................  17,118     8.08    138     1.65%       1.07%   (15.19)%
 Money Market Fund
   2004..............................  49,033     0.99     49     1.65%       1.00%    (0.71)%
   2003.............................. 123,772     1.00    123     1.65%       0.79%    (0.88)%
   2002.............................. 179,540     1.01    181     1.65%       1.43%    (0.20)%
   2001..............................   9,904     1.01     10     1.65%       3.91%     2.25%
 Premier Growth Equity Fund
   2004..............................   2,675     9.65     26     1.65%       0.65%     5.27%
   2003..............................   2,768     9.16     25     1.65%       0.19%    26.79%
   2002..............................   1,795     7.23     13     1.65%       0.05%   (22.32)%
   2001..............................      29     9.30     --     1.65%       0.14%   (10.65)%
 Real Estate Securities Fund
   2004..............................   1,406    16.24     23     1.65%       6.94%    30.19%
   2003..............................   1,901    12.48     24     1.65%       9.97%    24.75%
 S&P 500(R) Index Fund
   2004..............................  42,619     9.58    408     1.65%       2.03%     8.64%
   2003..............................  47,772     8.82    421     1.65%       1.60%    26.16%
   2002..............................  34,661     6.99    242     1.65%       1.64%   (23.65)%
   2001..............................   2,381     9.16     22     1.65%       1.33%   (13.72)%
 Small-Cap Value Equity Fund
   2004..............................  13,726    12.56    172     1.65%       5.83%    13.25%
   2003..............................  14,785    11.09    164     1.65%       0.08%    22.07%
   2002..............................   8,759     9.09     80     1.65%       0.45%   (15.28)%
   2001..............................   1,266    10.73     14     1.65%       0.91%     8.15%
 Total Return Fund
   2004..............................   9,115    12.15    111     1.65%       2.48%     6.40%
   2003..............................   8,700    11.42     99     1.65%       1.76%    14.21%
 U.S. Equity Fund
   2004..............................   4,238     9.46     40     1.65%       1.35%     6.38%
   2003..............................   4,238     8.89     38     1.65%       0.93%    21.24%
   2002..............................   5,075     7.33     37     1.65%       0.88%   (20.60)%
   2001..............................      28     9.23     --     1.65%       1.09%    (9.99)%
 Value Equity Fund
   2004..............................   6,342     9.76     62     1.65%       1.31%     7.76%
   2003..............................   7,469     9.06     68     1.65%       1.85%    22.01%
   2002..............................   8,216     7.42     61     1.65%       1.41%   (18.93)%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004..............................  26,410    10.61    280     1.65%       2.34%     6.51%
   2003..............................  36,951     9.96    368     1.65%       1.98%    11.85%
   2002..............................  41,381     8.91    369     1.65%       2.58%    (8.21)%
   2001..............................   2,523     9.70     24     1.65%       2.04%    (6.48)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income    Total
Type III:                                              Units  Unit Value 000s  Net Assets    Ratio     Return
---------                                              ------ ---------- ---- ------------ ---------- ------
 Capital Appreciation Portfolio -- Service Shares
   2004...............................................  1,121   $ 9.72   $ 11     1.65%       0.03%    16.02%
   2003...............................................  1,277     8.38     11     1.65%       0.28%    18.25%
   2002...............................................  1,214     7.08      9     1.65%       0.35%   (17.32)%
   2001...............................................  1,718     8.57     15     1.65%       0.37%   (23.13)%
 Global Life Sciences Portfolio -- Service Shares
   2004...............................................  7,784     9.83     77     1.65%       0.00%    12.34%
   2003...............................................  8,446     8.75     74     1.65%       0.00%    24.11%
   2002...............................................  5,576     7.05     39     1.65%       0.00%   (30.71)%
 Global Technology Portfolio -- Service Shares
   2004...............................................     --     6.56     --     1.65%       0.00%    (1.09)%
   2003...............................................    332     6.63      2     1.65%       0.00%    44.06%
   2002...............................................    333     4.60      2     1.65%       0.00%   (41.91)%
   2001...............................................    333     7.93      3     1.65%       0.00%   (38.36)%
 Growth Portfolio -- Service Shares
   2004...............................................  6,555     7.74     51     1.65%       0.00%     2.48%
   2003...............................................  6,859     7.55     52     1.65%       0.00%    29.33%
   2002...............................................  4,967     5.84     29     1.65%       0.00%   (27.93)%
 International Growth Portfolio -- Service Shares
   2004...............................................  3,017     9.64     29     1.65%       0.93%    16.73%
   2003...............................................  2,519     8.25     21     1.65%       1.00%    32.32%
   2002...............................................    891     6.24      6     1.65%       0.64%   (26.98)%
   2001...............................................    470     8.54      4     1.65%       0.23%   (24.70)%
 Mid Cap Growth Portfolio -- Service Shares
   2004............................................... 11,725     8.73    102     1.65%       0.00%    18.49%
   2003...............................................  2,927     7.37     22     1.65%       0.00%    32.54%
   2002...............................................  1,801     5.56     10     1.65%       0.00%   (29.31)%
 Worldwide Growth Portfolio -- Service Shares
   2004...............................................  8,454     7.79     66     1.65%       0.89%     2.80%
   2003...............................................  9,263     7.58     70     1.65%       0.91%    21.64%
   2002............................................... 10,366     6.23     65     1.65%       0.76%   (26.94)%
   2001...............................................    440     8.53      4     1.65%       0.19%   (23.90)%
J.P. Morgan Series Trust II:
 Mid Cap Value Portfolio
   2004...............................................  1,695    15.42     26     1.65%       0.56%    19.06%
   2003...............................................  1,695    12.95     22     1.65%       0.31%    27.49%
 Small Company Portfolio
   2004...............................................  1,721    16.07     28     1.65%       0.00%    25.07%
   2003...............................................  1,721    12.85     22     1.65%       0.00%    33.74%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2004...............................................  6,521     7.97     52     1.65%       0.00%     7.19%
   2003...............................................  5,766     7.44     43     1.65%       0.00%    20.58%
   2002............................................... 15,424     6.17     95     1.65%       0.00%   (28.91)%
   2001...............................................    504     8.67      4     1.65%       0.00%   (26.08)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income    Total
Type III:                                              Units  Unit Value 000s  Net Assets    Ratio     Return
---------                                              ------ ---------- ---- ------------ ---------- ------
 MFS(R) Investors Trust Series -- Service Class Shares
   2004...............................................  5,849   $ 9.13   $ 53     1.65%       0.37%     9.29%
   2003...............................................  5,421     8.35     45     1.65%       0.47%    19.83%
   2002...............................................  5,971     6.97     42     1.65%       0.31%   (22.46)%
   2001...............................................    426     8.99      4     1.65%       0.00%   (17.49)%
 MFS(R) New Discovery Series -- Service Class Shares
   2004...............................................  4,837     8.91     43     1.65%       0.00%     4.46%
   2003...............................................  4,938     8.53     42     1.65%       0.00%    31.23%
   2002...............................................  2,072     6.50     13     1.65%       0.00%   (32.93)%
 MFS(R) Utilities Series -- Service Class Shares
   2004...............................................  8,475    10.20     86     1.65%       1.14%    27.70%
   2003...............................................  7,726     7.99     62     1.65%       2.09%    33.34%
   2002...............................................  8,996     5.99     54     1.65%       2.08%   (24.17)%
   2001...............................................     62     7.90      1     1.65%       0.00%   (25.70)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004...............................................  8,786    13.72    121     1.65%       0.00%    11.17%
   2003...............................................  7,561    12.35     93     1.65%       0.00%    23.45%
 Nations Marsico International Opportunities Portfolio
   2004...............................................  5,263    15.33     81     1.65%       0.52%    14.67%
   2003...............................................  5,090    13.37     68     1.65%       0.01%    33.72%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2004...............................................    126    14.08      2     1.65%       0.00%    17.46%
   2003...............................................    126    11.99      2     1.65%       0.00%    19.86%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2004...............................................    109    13.35      1     1.65%       0.15%     0.00%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004............................................... 14,961    11.78    176     1.65%       1.04%    16.92%
   2003...............................................  8,202    10.08     83     1.65%       0.49%    40.51%
   2002...............................................  3,631     7.17     26     1.65%       0.11%   (23.65)%
   2001...............................................    924     9.39      9     1.65%       0.00%   (13.63)%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004............................................... 23,156     9.78    227     1.65%       0.67%     7.34%
   2003............................................... 34,292     9.11    313     1.65%       0.79%    24.35%
   2002............................................... 24,867     7.33    182     1.65%       0.21%   (20.37)%
   2001...............................................  2,197     9.20     20     1.65%       0.00%   (11.76)%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2004...............................................  4,764    15.67     75     1.65%       0.00%    17.21%
   2003...............................................  4,423    13.37     59     1.65%       0.00%    41.87%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income    Total
Type III:                                              Units  Unit Value 000s  Net Assets    Ratio     Return
---------                                              ------ ---------- ---- ------------ ---------- ------
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004...............................................  1,583   $11.49   $ 18     1.65%       2.94%     3.82%
   2003...............................................  1,590    11.06     18     1.65%       2.64%     0.57%
   2002...............................................  1,640    11.00     18     1.65%       1.97%     6.40%
   2001...............................................    797    10.34      8     1.65%       1.44%     5.80%
 High Yield Portfolio -- Administrative Class Shares
   2004............................................... 19,854    12.68    252     1.65%       6.78%     7.73%
   2003............................................... 26,070    11.77    307     1.65%       7.38%    20.82%
   2002............................................... 13,819     9.74    135     1.65%       7.28%    (2.82)%
   2001...............................................    317    10.03      3     1.65%       2.10%     0.59%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2004............................................... 18,407    13.33    245     1.65%       4.35%     5.79%
   2003............................................... 23,243    12.60    293     1.65%       4.02%     2.18%
   2002............................................... 27,306    12.33    337     1.65%       3.35%    15.64%
   2001............................................... 10,046    10.66    107     1.65%       0.94%     4.09%
 Total Return Portfolio -- Administrative Class Shares
   2004............................................... 64,580    12.06    779     1.65%       2.65%     3.16%
   2003............................................... 85,023    11.69    994     1.65%       3.31%     3.31%
   2002............................................... 62,340    11.32    706     1.65%       3.39%     7.27%
   2001...............................................  8,306    10.55     88     1.65%       1.43%     6.57%
Rydex Variable Trust:
 OTC Fund
   2004...............................................  8,330     7.94     66     1.65%       0.00%     7.54%
   2003...............................................  4,636     7.38     34     1.65%       0.00%    43.02%
   2002...............................................  5,514     5.16     28     1.65%       0.00%   (39.86)%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004...............................................  1,461    11.94     17     1.65%       0.52%    15.49%
   2003...............................................  1,315    10.34     14     1.65%       0.13%    28.61%
 Emerging Growth Portfolio -- Class II Shares
   2004...............................................     41     8.96      1     1.65%       0.00%     5.02%
   2003...............................................     12     8.53      1     1.65%       0.00%    18.77%

Type IV:
--------
AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I shares
   2004...............................................  5,177    13.70     71     1.60%       0.00%    10.01%
   2003...............................................  3,492    12.45     43     1.60%       0.00%    24.65%
 AIM V.I. Basic Value Fund -- Series II Shares
   2004............................................... 62,802    14.06    883     1.60%       0.00%     9.07%
   2003............................................... 19,517    12.89    252     1.60%       0.00%    28.95%
 AIM V.I. Blue Chip Fund -- Series I Shares
   2004...............................................  9,699    12.29    119     1.60%       0.17%     3.00%
   2003...............................................  1,160    11.94     14     1.60%       0.00%    23.14%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type IV:                                                Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                               ------- ---------- ------ ------------ ---------- ------
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2004...............................................  16,724   $ 9.89   $  165     1.60%       0.00%     4.92%
   2003...............................................  12,730     9.43      120     1.60%       0.00%    27.45%
   2002...............................................   5,694     7.40       42     1.60%       0.00%   (26.03)%
 AIM V.I. Growth Fund -- Series I shares
   2004...............................................  16,434     9.48      156     1.60%       0.00%     6.50%
   2003...............................................  17,646     8.90      157     1.60%       0.00%    29.14%
   2002...............................................   8,091     6.89       56     1.60%       0.00%   (31.08)%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004...............................................  29,888     8.98      268     1.60%       0.45%     4.08%
   2003...............................................  29,648     8.63      256     1.60%       0.34%    23.08%
   2002...............................................  18,661     7.01      131     1.60%       0.49%   (29.91)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 261,035    10.76    2,810     1.60%       0.74%     9.44%
   2003............................................... 169,732     9.84    1,669     1.60%       0.78%    30.07%
   2002...............................................  70,629     7.56      534     1.60%       0.55%   (24.38)%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................   3,222    10.54       34     1.60%       0.00%     5.38%
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004...............................................  86,258     9.23      796     1.60%       0.00%     6.61%
   2003...............................................  66,220     8.66      573     1.60%       0.00%    21.39%
   2002...............................................  10,095     7.13       72     1.60%       0.00%   (28.70)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2004...............................................   6,232    11.16       70     1.60%       0.00%    12.56%
   2003...............................................   8,989     9.92       89     1.60%       0.00%    46.30%
   2002...............................................   7,344     6.78       50     1.60%       0.00%   (32.21)%
 AllianceBernstein Technology Portfolio -- Class B
   2004...............................................   9,531    13.62      130     1.60%       0.00%     3.41%
   2003...............................................   8,384    13.17      110     1.60%       0.00%    31.69%
American Century Variable Portfolios, Inc.:
 VP Income & Growth Fund -- Class I
   2004...............................................  11,847    13.92      165     1.60%       1.37%    11.19%
   2003...............................................   8,523    12.52      107     1.60%       0.00%    27.28%
 VP International Fund -- Class I
   2004...............................................   8,770    13.48      118     1.60%       0.21%    13.09%
   2003...............................................   2,047    11.92       24     1.60%       0.00%    22.52%
 VP Ultra Fund -- Class I
   2004...............................................  29,179    12.89      376     1.60%       0.00%     8.91%
   2003...............................................     662    11.83        8     1.60%       0.00%    22.90%
 VP Value Fund -- Class I
   2004...............................................  87,690    14.18    1,244     1.60%       0.92%    12.50%
   2003...............................................  63,811    12.61      805     1.60%       0.84%    26.90%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                               Net Assets     Expenses as  Investment
                                                            ----------------- % of Average   Income    Total
Type IV:                                             Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                            ------- ---------- ------ ------------ ---------- ------
Dreyfus:
 Dreyfus Investment Portfolios -- MidCap Stock
   Portfolio -- Initial Shares
   2004............................................   3,913   $14.23   $   56     1.60%       0.53%    12.64%
   2003............................................   1,353    12.63       17     1.60%       0.43%    29.62%
 The Dreyfus Socially Responsible Growth Fund,
   Inc. -- Initial Shares
   2004............................................  18,353     9.17      168     1.60%       0.60%     4.51%
   2003............................................   2,414     8.77       21     1.60%       0.15%    23.99%
 Dreyfus Variable Investment Fund -- Money Market
   Portfolio
   2004............................................  57,513     9.78      562     1.60%       0.63%    (1.05)%
   2003............................................     550     9.88        5     1.60%       0.35%    (1.08)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004............................................ 250,029    10.22    2,555     1.60%       2.76%     1.19%
   2003............................................  28,306    10.10      286     1.60%       1.64%     1.31%
 VT Worldwide Health Sciences Fund
   2004............................................  33,095    13.90      460     1.60%       0.00%     4.54%
   2003............................................  13,554    13.30      180     1.60%       0.00%    27.90%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2004............................................  71,122    12.73      906     1.60%       6.04%     8.40%
   2003............................................  37,414    11.75      439     1.60%       6.55%    19.85%
   2002............................................  12,646     9.80      124     1.60%       6.18%    (1.99)%
 Federated Kaufmann Fund II -- Service Shares
   2004............................................  65,988    14.98      989     1.60%       0.00%    12.65%
   2003............................................  17,950    13.30      239     1.60%       0.00%    33.00%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004............................................     519    10.35        5     1.60%       0.00%     3.52%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004............................................ 266,394    12.55    3,344     1.60%       0.15%    13.32%
   2003............................................ 135,316    11.08    1,499     1.60%       0.22%    26.15%
   2002............................................  60,564     8.78      532     1.60%       0.09%   (12.17)%
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2004............................................      97    11.79        1     1.60%       0.00%     0.00%
 VIP Equity-Income Portfolio -- Service Class 2
   2004............................................ 213,582    11.00    2,349     1.60%       1.15%     9.45%
   2003............................................ 102,175    10.05    1,027     1.60%       0.98%    27.95%
   2002............................................  33,456     7.85      263     1.60%       0.45%   (21.47)%
 VIP Growth & Income Portfolio -- Service Class 2
   2004............................................ 120,440    10.27    1,237     1.60%       0.56%     3.84%
   2003............................................  33,551     9.89      332     1.60%       0.85%    21.47%
   2002............................................  19,172     8.15      156     1.60%       0.29%   (18.54)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                   Net Assets     Expenses as  Investment
                                                                ----------------- % of Average   Income    Total
Type IV:                                                Units   Unit Value  000s   Net Assets    Ratio     Return
--------                                              --------- ---------- ------ ------------ ---------- ------
 VIP Growth Portfolio -- Service Class 2
   2004..............................................   103,478   $ 9.01   $  932     1.60%       0.11%     1.47%
   2003..............................................    62,076     8.88      551     1.60%       0.09%    30.42%
   2002..............................................    20,580     6.81      140     1.60%       0.04%   (31.93)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004..............................................   146,394    14.64    2,143     1.60%       0.00%    22.66%
   2003..............................................    95,913    11.94    1,145     1.60%       0.21%    36.04%
   2002..............................................    48,119     8.77      422     1.60%       0.12%   (12.26)%
 VIP Value Strategies Portfolio -- Service Class 2
   2004..............................................     1,000    11.26       11     1.60%       0.00%    12.63%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Large Cap Growth Securities Fund --
   Class 2 Shares
   2004..............................................    17,459    13.06      228     1.60%       0.43%     6.21%
   2003..............................................     6,139    12.30       75     1.60%       0.30%    24.92%
 Mutual Shares Securities Fund -- Class 2 Shares
   2004..............................................    22,138    13.36      296     1.60%       0.78%    10.83%
   2003..............................................     6,192    12.05       75     1.60%       0.50%    23.15%
 Templeton Foreign Securities Fund -- Class 2 Shares
   2004..............................................    71,929    14.52    1,044     1.60%       1.06%    16.63%
   2003..............................................    43,314    12.45      539     1.60%       0.05%    30.10%
 Templeton Global Asset Allocation Fund -- Class 2
   Shares
   2004..............................................     6,665    14.92       99     1.60%       2.89%    13.87%
   2003..............................................       896    13.10       12     1.60%       1.27%    29.84%
GE Investments Funds, Inc.:
 Income Fund
   2004..............................................   156,106    11.03    1,723     1.60%       5.88%     1.77%
   2003..............................................    84,484    10.84      916     1.60%       6.61%     1.94%
   2002..............................................     1,450    10.64       15     1.60%       3.28%     6.36%
 Mid-Cap Equity Fund
   2004..............................................    85,624    11.98    1,025     1.60%       1.12%    14.17%
   2003..............................................    60,649    10.49      636     1.60%       1.57%    30.81%
   2002..............................................    28,293     8.02      227     1.60%       1.07%   (19.81)%
 Money Market Fund
   2004.............................................. 1,138,513     0.98    1,120     1.60%       1.00%    (0.66)%
   2003..............................................   689,523     0.99      683     1.60%       0.79%    (0.83)%
   2002..............................................   449,804     1.00      450     1.60%       1.43%    (0.16)%
 Premier Growth Equity Fund
   2004..............................................    51,834    10.15      526     1.60%       0.65%     5.32%
   2003..............................................    36,081     9.64      348     1.60%       0.19%    26.85%
   2002..............................................    11,446     7.60       87     1.60%       0.05%   (24.00)%
 Real Estate Securities Fund
   2004..............................................    46,125    16.25      750     1.60%       6.94%    30.25%
   2003..............................................    13,021    12.48      162     1.60%       9.97%    24.79%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                             Net Assets     Expenses as  Investment
                                                          ----------------- % of Average   Income    Total
Type IV:                                           Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                          ------- ---------- ------ ------------ ---------- ------
 S&P 500(R) Index Fund
   2004.......................................... 695,382   $10.34   $7,191     1.60%       2.03%     8.69%
   2003.......................................... 337,746     9.51    3,213     1.60%       1.60%    26.22%
   2002..........................................  46,625     7.54      352     1.60%       1.64%   (24.63)%
 Small-Cap Value Equity Fund
   2004.......................................... 103,448    11.64    1,204     1.60%       5.83%    13.31%
   2003..........................................  91,102    10.27      936     1.60%       0.08%    22.13%
   2002..........................................  51,245     8.41      431     1.60%       0.45%   (15.89)%
 Total Return Fund
   2004.......................................... 202,048    12.16    2,457     1.60%       2.48%     6.46%
   2003..........................................  31,429    11.42      359     1.60%       1.76%    14.25%
 U.S. Equity Fund
   2004..........................................  23,804    10.05      239     1.60%       1.35%     6.44%
   2003..........................................  20,235     9.45      191     1.60%       0.93%    21.31%
   2002..........................................  12,337     7.79       96     1.60%       0.88%   (22.13)%
 Value Equity Fund
   2004..........................................  74,152    10.37      769     1.60%       1.31%     7.82%
   2003..........................................  57,237     9.62      551     1.60%       1.85%    22.07%
   2002..........................................  26,584     7.88      209     1.60%       1.41%   (21.18)%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund
   -- Class II
   2004..........................................   4,016    13.45       54     1.60%       0.00%     7.05%
   2003..........................................   2,366    12.56       30     1.60%       0.00%    25.61%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004.......................................... 190,850    10.84    2,069     1.60%       2.34%     6.56%
   2003.......................................... 167,564    10.17    1,704     1.60%       1.98%    11.90%
   2002..........................................  80,645     9.09      733     1.60%       2.58%    (9.10)%
 Capital Appreciation Portfolio -- Service Shares
   2004..........................................   4,628    11.58       54     1.60%       0.03%    16.08%
   2003..........................................   3,856     9.97       38     1.60%       0.28%    18.31%
 Global Life Sciences Portfolio -- Service Shares
   2004..........................................   2,737    10.59       29     1.60%       0.00%    12.40%
   2003..........................................   2,674     9.42       25     1.60%       0.00%    24.17%
   2002..........................................     198     7.59        2     1.60%       0.00%   (24.11)%
 Global Technology Portfolio -- Service Shares
   2004..........................................   4,611     8.50       39     1.60%       0.00%    (1.04)%
   2003..........................................   4,316     8.59       37     1.60%       0.00%    44.13%
   2002..........................................   3,896     5.96       23     1.60%       0.00%   (40.39)%
 Growth Portfolio -- Service Shares
   2004..........................................   8,425     9.39       79     1.60%       0.00%     2.53%
   2003..........................................   9,756     9.16       89     1.60%       0.00%    29.39%
   2002..........................................   6,285     7.08       45     1.60%       0.00%   (29.22)%
 International Growth Portfolio -- Service Shares
   2004..........................................  33,797    11.34      383     1.60%       0.93%    16.79%
   2003..........................................  30,783     9.71      299     1.60%       1.00%    32.38%
   2002..........................................   5,962     7.33       44     1.60%       0.64%   (26.67)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type IV:                                                Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                               ------- ---------- ------ ------------ ---------- ------
 Mid Cap Growth Portfolio -- Service Shares
   2004...............................................   7,352   $12.17   $   89     1.60%       0.00%    18.55%
   2003...............................................   6,079    10.27       62     1.60%       0.00%    32.61%
   2002...............................................   5,577     7.74       43     1.60%       0.00%   (22.58)%
 Worldwide Growth Portfolio -- Service Shares
   2004...............................................  34,824     9.19      320     1.60%       0.89%     2.86%
   2003...............................................  40,941     8.93      366     1.60%       0.91%    21.70%
   2002...............................................  33,137     7.34      243     1.60%       0.76%   (26.60)%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2004...............................................  99,245    10.67    1,059     1.60%       3.39%     2.62%
   2003...............................................  23,893    10.40      248     1.60%       0.63%     2.06%
 International Equity Portfolio
   2004...............................................   4,494    14.98       67     1.60%       0.48%    16.48%
   2003...............................................     950    12.86       12     1.60%       0.00%    30.33%
 Mid Cap Value Portfolio
   2004............................................... 122,140    15.44    1,885     1.60%       0.56%    19.12%
   2003...............................................  52,773    12.96      684     1.60%       0.31%    27.55%
 Small Company Portfolio
   2004...............................................  15,882    16.09      256     1.60%       0.00%    25.14%
   2003...............................................   4,609    12.86       59     1.60%       0.00%    33.80%
 U.S. Large Cap Core Equity Portfolio
   2004...............................................   8,192    13.33      109     1.60%       0.83%     7.74%
   2003...............................................   2,737    12.37       34     1.60%       0.00%    26.09%
Merrill Lynch Variable Series Fund, Inc.:
 Merrill Lynch Basic Value V.I. Fund -- Class III
   Shares
   2004...............................................   2,080    10.87       23     1.60%       1.91%     8.67%
 Merrill Lynch Large Cap Growth V.I. Fund --
   Class III Shares
   2004...............................................   2,808    10.85       30     1.60%       0.20%     8.53%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004...............................................   1,463    11.21       16     1.60%      18.24%    12.05%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2004...............................................  82,552     9.37      773     1.60%       0.00%     7.24%
   2003...............................................  51,479     8.73      450     1.60%       0.00%    20.64%
   2002...............................................  20,603     7.24      149     1.60%       0.00%   (27.61)%
 MFS(R) Investors Trust Series -- Service Class Shares
   2004............................................... 178,250    10.09    1,798     1.60%       0.37%     9.35%
   2003...............................................  86,862     9.23      801     1.60%       0.47%    19.89%
   2002...............................................  35,076     7.70      270     1.60%       0.31%   (23.04)%
 MFS(R) New Discovery Series -- Service Class Shares
   2004...............................................  48,727     9.38      457     1.60%       0.00%     4.51%
   2003...............................................  45,717     8.97      410     1.60%       0.00%    31.30%
   2002...............................................   7,509     6.83       51     1.60%       0.00%   (31.66)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                   Net Assets     Expenses as  Investment
                                                                ----------------- % of Average   Income    Total
Type IV:                                                 Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                                ------- ---------- ------ ------------ ---------- ------
 MFS(R) Strategic Income Series -- Service Class Shares
   2004................................................  13,199   $11.78   $  156     1.60%       4.11%     5.82%
   2003................................................   5,724    11.13       64     1.60%       0.00%     8.34%
 MFS(R) Total Return Series -- Service Class Shares
   2004................................................  38,814    12.50      485     1.60%       0.99%     9.25%
   2003................................................   5,547    11.44       63     1.60%       0.36%    14.15%
 MFS(R) Utilities Series -- Service Class Shares
   2004................................................  34,079    13.61      464     1.60%       1.14%    27.77%
   2003................................................   8,480    10.65       90     1.60%       2.09%    33.41%
   2002................................................   4,054     7.99       32     1.60%       2.08%   (20.14)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004................................................  32,534    13.74      447     1.60%       0.00%    11.23%
   2003................................................  17,018    12.35      210     1.60%       0.00%    23.49%
 Nations Marsico International Opportunities Portfolio
   2004................................................  29,327    15.35      450     1.60%       0.52%    14.73%
   2003................................................   8,270    13.38      111     1.60%       0.01%    33.77%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2004................................................   8,229    14.09      116     1.60%       0.00%    17.52%
   2003................................................   4,842    11.99       58     1.60%       0.00%    19.90%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004................................................  10,799    10.94      118     1.60%       0.00%     9.38%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2004................................................ 199,631    13.37    2,668     1.60%       0.15%     4.91%
   2003................................................  66,420    12.74      846     1.60%       0.03%    28.60%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004................................................ 116,739    12.32    1,438     1.60%       1.04%    16.98%
   2003................................................  89,718    10.53      945     1.60%       0.49%    40.58%
   2002................................................  47,524     7.49      356     1.60%       0.11%   (25.09)%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004................................................ 331,477    10.46    3,468     1.60%       0.67%     7.40%
   2003................................................ 242,188     9.74    2,359     1.60%       0.79%    24.42%
   2002................................................ 127,593     7.83      999     1.60%       0.21%   (21.70)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004................................................  97,208    15.69    1,525     1.60%       0.00%    17.27%
   2003................................................  53,612    13.38      717     1.60%       0.00%    41.94%
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004................................................   7,254    11.13       81     1.60%       2.94%     3.87%
   2003................................................   3,381    10.72       36     1.60%       2.64%     0.62%
   2002................................................   3,186    10.65       34     1.60%       1.97%    (6.50)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type IV:                                                Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                               ------- ---------- ------ ------------ ---------- ------
 High Yield Portfolio -- Administrative Class Shares
   2004............................................... 130,738   $12.66   $1,655     1.60%       6.78%     7.79%
   2003...............................................  76,350    11.74      897     1.60%       7.38%    20.88%
   2002...............................................  39,904     9.71      387     1.60%       7.28%    (2.85)%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004............................................... 200,187    12.66    2,534     1.60%       4.35%     5.84%
   2003............................................... 130,619    11.96    1,562     1.60%       4.02%     2.23%
   2002............................................... 101,339    11.70    1,186     1.60%       3.35%   (16.97)%
 Total Return Portfolio -- Administrative Class Shares
   2004............................................... 507,955    11.41    5,794     1.60%       2.65%     3.21%
   2003............................................... 389,832    11.05    4,309     1.60%       3.31%     3.36%
   2002............................................... 242,867    10.69    2,596     1.60%       3.39%    (6.94)%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2004...............................................     965    13.99       14     1.60%       0.00%     0.00%
 Jennison Portfolio -- Class II Shares
   2004...............................................   5,487    13.02       71     1.60%       0.04%     7.47%
   2003...............................................   4,620    12.12       56     1.60%       0.00%    21.16%
Rydex Variable Trust:
 OTC Fund
   2004...............................................  48,742     9.44      460     1.60%       0.00%     7.60%
   2003...............................................  26,900     8.77      236     1.60%       0.00%    43.09%
   2002...............................................  13,798     6.13       85     1.60%       0.00%   (38.70)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004...............................................   9,185    13.74      126     1.60%       0.31%     6.34%
   2003...............................................   1,498    12.92       19     1.60%       0.00%    29.20%
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B
   Shares
   2004...............................................   6,392    14.94       95     1.60%       0.00%    (0.15)%
   2003...............................................   2,760    14.96       41     1.60%       0.00%    43.85%
 SVS Dreman High Return Equity Portfolio -- Class B
   Shares
   2004...............................................  29,297    13.90      407     1.60%       1.10%    11.81%
   2003...............................................  17,801    12.44      221     1.60%       1.48%    29.38%
 SVS Dreman Small Cap Value Portfolio -- Class B
   Shares
   2004...............................................  20,023    16.55      331     1.60%       0.28%    23.52%
   2003...............................................   3,257    13.40       44     1.60%       0.00%    39.38%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004...............................................  61,659    11.95      737     1.60%       0.52%    15.55%
   2003...............................................  23,679    10.35      245     1.60%       0.13%    28.68%
 Emerging Growth Portfolio -- Class II Shares
   2004...............................................   9,109     8.97       82     1.60%       0.00%     5.07%
   2003...............................................   6,477     8.54       55     1.60%       0.00%    18.83%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income    Total
Type V:                                                Units  Unit Value 000s  Net Assets    Ratio     Return
-------                                                ------ ---------- ---- ------------ ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004...............................................  7,503   $14.02   $105     1.80%       0.00%     8.84%
   2003...............................................  6,296    12.88     81     1.80%       0.00%    28.77%
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2004...............................................  2,844     9.83     28     1.80%       0.00%     4.71%
   2003...............................................  2,931     9.39     28     1.80%       0.00%    27.19%
 AIM V.I. Growth Fund -- Series I shares
   2004...............................................  3,458     9.42     33     1.80%       0.00%     6.28%
   2003...............................................  3,385     8.87     30     1.80%       0.00%    28.88%
   2002...............................................  1,967     6.88     14     1.80%       0.00%   (26.15)%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004...............................................  7,267     8.93     65     1.80%       0.45%     3.87%
   2003...............................................  6,455     8.59     55     1.80%       0.34%    22.83%
   2002............................................... 15,527     7.00    109     1.80%       0.49%   (30.03)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 87,605    10.70    938     1.80%       0.74%     9.22%
   2003............................................... 72,558     9.80    711     1.80%       0.78%    29.81%
   2002............................................... 29,436     7.55    222     1.80%       0.55%   (24.51)%
 AllianceBernstein Premier Growth Portfolio -- Class B
   2004............................................... 19,610     9.18    180     1.80%       0.00%     6.40%
   2003............................................... 16,464     8.62    142     1.80%       0.00%    21.15%
   2002...............................................  3,300     7.12     23     1.80%       0.00%   (28.81)%
 AllianceBernstein Technology Portfolio -- Class B
   2004...............................................  3,077    13.57     42     1.80%       0.00%     3.20%
   2003...............................................  3,005    13.15     40     1.80%       0.00%    31.51%
American Century Variable Portfolios, Inc.:
 VP Ultra Fund -- Class I
   2004...............................................  1,061    12.83     14     1.80%       0.00%     8.68%
   2003...............................................    902    11.80     11     1.80%       0.00%    22.65%
Dreyfus:
 Dreyfus Variable Investment Fund -- Money Market
   Portfolio
   2004...............................................  3,207     9.73     31     1.80%       0.63%     0.00%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004............................................... 73,987    10.17    752     1.80%       2.76%     0.98%
   2003...............................................  8,927    10.07     90     1.80%       1.64%     1.11%
 VT Income Fund of Boston
   2004...............................................     --       --     --     1.80%       1.33%     0.00%
   2003...............................................    115    11.08      1     1.80%       0.00%    11.36%
 VT Worldwide Health Sciences Fund
   2004...............................................  2,313    13.84     32     1.80%       0.00%     4.33%
   2003...............................................  1,094    13.27     15     1.80%       0.00%    27.64%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                               Net Assets    Expenses as  Investment
                                                             --------------- % of Average   Income    Total
Type V:                                               Units  Unit Value 000s  Net Assets    Ratio     Return
-------                                               ------ ---------- ---- ------------ ---------- ------
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2004..............................................  8,133   $12.66   $103     1.80%       6.04%     8.18%
   2003.............................................. 10,220    11.70    120     1.80%       6.55%    19.60%
   2002..............................................  1,030     9.78     10     1.80%       6.18%    (2.16)%
 Federated Kaufmann Fund II -- Service Shares
   2004..............................................  5,995    14.93     90     1.80%       0.00%    12.42%
   2003..............................................  3,471    13.28     46     1.80%       0.00%    32.81%
Fidelity Variable Insurance Products Fund:
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004.............................................. 29,932    12.48    374     1.80%       0.15%    13.09%
   2003.............................................. 13,793    11.04    152     1.80%       0.22%    25.89%
   2002..............................................  2,258     8.77     20     1.80%       0.09%   (12.32)%
 VIP Equity-Income Portfolio -- Service Class 2
   2004.............................................. 60,159    10.94    658     1.80%       1.15%     9.23%
   2003.............................................. 52,444    10.01    525     1.80%       0.98%    27.69%
   2002.............................................. 22,674     7.84    178     1.80%       0.45%   (21.60)%
 VIP Growth & Income Portfolio -- Service Class 2
   2004..............................................  4,319    10.22     44     1.80%       0.56%     3.62%
   2003.............................................. 13,084     9.86    129     1.80%       0.85%    21.22%
   2002.............................................. 10,477     8.13     85     1.80%       0.29%   (18.68)%
 VIP Growth Portfolio -- Service Class 2
   2004..............................................  7,706     8.96     69     1.80%       0.11%     1.27%
   2003..............................................  4,875     8.85     43     1.80%       0.09%    30.16%
   2002..............................................  1,830     6.80     12     1.80%       0.04%   (32.04)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004.............................................. 38,518    14.56    561     1.80%       0.00%    22.41%
   2003.............................................. 44,549    11.89    530     1.80%       0.21%    35.77%
   2002.............................................. 42,836     8.76    375     1.80%       0.12%   (12.40)%
Franklin Templeton Variable Insurance Products Trust:
 Mutual Shares Securities Fund -- Class 2 Shares
   2004..............................................    906    13.30     12     1.80%       0.78%    10.61%
   2003..............................................    906    12.02     11     1.80%       0.50%    22.90%
 Templeton Foreign Securities Fund -- Class 2 Shares
   2004..............................................  2,253    14.45     33     1.80%       1.06%    16.40%
   2003..............................................    202    12.41      3     1.80%       0.05%    29.84%
 Templeton Global Asset Allocation Fund -- Class 2
   Shares
   2004..............................................    734    14.85     11     1.80%       2.89%    13.64%
   2003..............................................    734    13.07     10     1.80%       1.27%    29.58%
GE Investments Funds, Inc.:
 Income Fund
   2004.............................................. 14,741    10.97    162     1.80%       5.88%     1.56%
   2003.............................................. 13,639    10.81    147     1.80%       6.61%     1.73%
   2002..............................................    160    10.62      2     1.80%       3.28%     6.20%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                             Net Assets     Expenses as  Investment
                                                          ----------------- % of Average   Income    Total
Type V:                                            Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                           ------- ---------- ------ ------------ ---------- ------
 Mid-Cap Equity Fund
   2004..........................................  30,131   $11.91   $  359     1.80%       1.12%    13.94%
   2003..........................................  32,636    10.45      341     1.80%       1.57%    30.55%
   2002..........................................  19,610     8.01      157     1.80%       1.07%   (19.94)%
 Money Market Fund
   2004.......................................... 467,693     0.98      457     1.80%       1.00%    (0.86)%
   2003.......................................... 526,897     0.99      520     1.80%       0.79%    (1.03)%
   2002.......................................... 686,286     1.00      686     1.80%       1.43%    (0.33)%
 Premier Growth Equity Fund
   2004..........................................   6,558    10.10       66     1.80%       0.65%     5.11%
   2003..........................................  10,227     9.61       98     1.80%       0.19%    26.60%
   2002..........................................   1,455     7.59       11     1.80%       0.05%   (24.13)%
 Real Estate Securities Fund
   2004..........................................  13,025    16.20      211     1.80%       6.94%    29.99%
   2003..........................................   9,370    12.46      117     1.80%       9.97%    24.62%
 S&P 500(R) Index Fund
   2004.......................................... 110,320    10.28    1,134     1.80%       2.03%     8.47%
   2003.......................................... 126,905     9.48    1,203     1.80%       1.60%    25.97%
   2002..........................................  60,298     7.52      453     1.80%       1.64%   (24.75)%
 Small-Cap Value Equity Fund
   2004..........................................  17,147    11.57      198     1.80%       5.83%    13.08%
   2003..........................................  18,869    10.23      193     1.80%       0.08%    21.88%
   2002..........................................  13,607     8.40      114     1.80%       0.45%    16.03%
 Total Return Fund
   2004..........................................  12,533    12.12      152     1.80%       2.48%     6.24%
   2003..........................................  10,503    11.41      120     1.80%       1.76%    14.09%
 U.S. Equity Fund
   2004..........................................   8,543    10.00       85     1.80%       1.35%     6.22%
   2003..........................................   8,202     9.41       77     1.80%       0.93%    21.06%
   2002..........................................   2,356     7.77       18     1.80%       0.88%   (22.26)%
 Value Equity Fund
   2004..........................................  24,854    10.31      256     1.80%       1.31%     7.60%
   2003..........................................  26,208     9.59      251     1.80%       1.85%    21.82%
   2002..........................................   9,306     7.87       73     1.80%       1.41%   (21.31)%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund
   -- Class II
   2004..........................................   2,075    13.40       28     1.80%       0.00%     6.83%
   2003..........................................     163    12.54        2     1.80%       0.00%    25.44%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004.......................................... 128,209    10.78    1,382     1.80%       2.34%     6.34%
   2003.......................................... 127,350    10.13    1,291     1.80%       1.98%    11.68%
   2002.......................................... 109,084     9.07      989     1.80%       2.58%    (9.26)%
 Capital Appreciation Portfolio -- Service Shares
   2004..........................................   1,929    11.51       22     1.80%       0.03%    15.85%
   2003..........................................   2,041     9.93       20     1.80%       0.28%    18.07%
   2002..........................................   3,613     8.41       30     1.80%       0.35%   (15.86)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income    Total
Type V:                                                Units  Unit Value 000s  Net Assets    Ratio     Return
-------                                                ------ ---------- ---- ------------ ---------- ------
 Global Life Sciences Portfolio -- Service Shares
   2004...............................................  1,594   $10.53   $ 17     1.80%       0.00%    12.17%
   2003...............................................  1,600     9.39     15     1.80%       0.00%    23.92%
   2002...............................................  2,891     7.58     22     1.80%       0.00%   (24.23)%
 Global Technology Portfolio -- Service Shares
   2004...............................................  2,839     8.45     24     1.80%       0.00%    (1.24)%
   2003...............................................  1,399     8.56     12     1.80%       0.00%    43.84%
   2002...............................................  4,779     5.95     28     1.80%       0.00%   (40.49)%
 Growth Portfolio -- Service Shares
   2004...............................................  2,883     9.34     27     1.80%       0.00%     2.33%
   2003...............................................  3,021     9.12     28     1.80%       0.00%    29.13%
   2002...............................................  1,124     7.07      8     1.80%       0.00%   (29.93)%
 International Growth Portfolio -- Service Shares
   2004...............................................  6,131    11.27     69     1.80%       0.93%    16.55%
   2003...............................................  5,991     9.67     58     1.80%       1.00%    32.11%
   2002...............................................  1,352     7.32     10     1.80%       0.64%    26.79%
 Mid Cap Growth Portfolio -- Service Shares
   2004...............................................  1,000    12.10     12     1.80%       0.00%    18.31%
   2003...............................................  1,037    10.23     11     1.80%       0.00%    32.34%
   2002...............................................  1,109     7.73      9     1.80%       0.00%   (22.70)%
 Worldwide Growth Portfolio -- Service Shares
   2004...............................................  5,678     9.14     52     1.80%       0.89%     2.65%
   2003...............................................  6,217     8.90     55     1.80%       0.91%    21.46%
   2002...............................................  4,893     7.33     36     1.80%       0.76%   (26.73)%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2004...............................................  7,683    10.62     82     1.80%       3.39%     2.41%
   2003...............................................    534    10.37      6     1.80%       0.63%     1.85%
 International Equity Portfolio
   2004...............................................  2,379    14.91     35     1.80%       0.48%    16.24%
   2003...............................................    973    12.83     12     1.80%       0.00%    30.06%
 Mid Cap Value Portfolio
   2004...............................................  3,884    15.36     60     1.80%       0.56%    18.88%
   2003...............................................  1,094    12.92     14     1.80%       0.31%    27.30%
 Small Company Portfolio
   2004...............................................  1,719    16.01     28     1.80%       0.00%    24.88%
   2003...............................................     40    12.82      1     1.80%       0.00%    33.53%
 U.S. Large Cap Core Equity Portfolio
   2004...............................................  2,786    13.27     37     1.80%       0.83%     0.00%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2004............................................... 34,396     9.31    320     1.80%       0.00%     7.02%
   2003............................................... 38,613     8.70    336     1.80%       0.00%    20.40%
   2002............................................... 34,313     7.23    248     1.80%       0.00%   (27.74)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                   Net Assets     Expenses as  Investment
                                                                ----------------- % of Average   Income    Total
Type V:                                                  Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                                 ------- ---------- ------ ------------ ---------- ------
 MFS(R) Investors Trust Series -- Service Class Shares
   2004................................................  11,501   $10.03   $  115     1.80%       0.37%     9.13%
   2003................................................  13,905     9.19      128     1.80%       0.47%    19.64%
   2002................................................   7,610     7.68       58     1.80%       0.31%   (23.17)%
 MFS(R) New Discovery Series -- Service Class Shares
   2004................................................   4,502     9.32       42     1.80%       0.00%     4.30%
   2003................................................   2,627     8.94       23     1.80%       0.00%    31.03%
   2002................................................     101     6.82        1     1.80%       0.00%   (31.78)%
 MFS(R) Strategic Income Series -- Service Class Shares
   2004................................................   1,208    11.73       14     1.80%       4.11%     5.61%
   2003................................................     952    11.10       11     1.80%       0.00%     8.12%
 MFS(R) Total Return Series -- Service Class Shares
   2004................................................     643    12.44        8     1.80%       0.99%     9.03%
   2003................................................     175    11.41        2     1.80%       0.36%    13.92%
 MFS(R) Utilities Series -- Service Class Shares
   2004................................................   5,013    13.53       68     1.80%       1.14%    27.51%
   2003................................................   2,712    10.61       29     1.80%       2.09%    33.13%
   2002................................................   1,548     7.97       12     1.80%       2.08%   (20.77)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004................................................   7,853    13.69      108     1.80%       0.00%     0.00%
 Nations Marsico International Opportunities Portfolio
   2004................................................   1,931    15.30       30     1.80%       0.52%    14.50%
   2003................................................   1,127    13.36       15     1.80%       0.01%    33.59%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2004................................................     177    14.04        2     1.80%       0.00%    17.28%
   2003................................................     101    11.97        1     1.80%       0.00%    19.73%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004................................................     452    10.92        5     1.80%       0.00%     9.23%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2004................................................   4,496    13.30       60     1.80%       0.15%     4.70%
   2003................................................     997    12.71       13     1.80%       0.03%    28.34%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004................................................  36,982    12.25      453     1.80%       1.04%    16.74%
   2003................................................  37,800    10.49      397     1.80%       0.49%    40.29%
   2002................................................  19,752     7.48      148     1.80%       0.11%   (25.22)%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004................................................ 144,709    10.40    1,505     1.80%       0.67%     7.18%
   2003................................................ 168,642     9.71    1,637     1.80%       0.79%    24.16%
   2002................................................ 136,697     7.82    1,069     1.80%       0.21%   (21.83)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004................................................  15,415    15.61      241     1.80%       0.00%    17.04%
   2003................................................   8,173    13.34      109     1.80%       0.00%    41.65%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type V:                                                 Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                                ------- ---------- ------ ------------ ---------- ------
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004...............................................   1,523   $11.07   $   17     1.80%       2.94%     3.66%
   2003...............................................   9,075    10.68       97     1.80%       2.64%     0.42%
   2002...............................................   8,408    10.63       89     1.80%       1.97%     6.32%
 High Yield Portfolio -- Administrative Class Shares
   2004...............................................  26,261    12.59      331     1.80%       6.78%     7.57%
   2003...............................................  22,290    11.70      261     1.80%       7.38%    20.64%
   2002...............................................  12,000     9.70      116     1.80%       7.28%    (3.01)%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004...............................................  64,930    12.59      817     1.80%       4.35%     5.63%
   2003............................................... 105,328    11.91    1,255     1.80%       4.02%     2.03%
   2002...............................................  92,981    11.68    1,086     1.80%       3.35%    16.78%
 Total Return Portfolio -- Administrative Class Shares
   2004............................................... 129,504    11.34    1,469     1.80%       2.65%     3.00%
   2003............................................... 142,859    11.01    1,573     1.80%       3.31%     3.15%
   2002............................................... 111,409    10.68    1,190     1.80%       3.39%     6.76%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2004...............................................     622    12.98        8     1.80%       0.04%     7.25%
   2003...............................................     670    12.10        8     1.80%       0.00%    21.00%
Rydex Variable Trust:
 OTC Fund
   2004...............................................  26,709     9.38      251     1.80%       0.00%     7.38%
   2003...............................................     634     8.74        6     1.80%       0.00%    42.80%
   2002...............................................     699     6.12        4     1.80%       0.00%   (38.80)%
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B
   Shares
   2004...............................................     582    14.87        9     1.80%       0.00%    -0.35%
   2003...............................................     582    14.92        9     1.80%       0.00%    43.56%
 SVS Dreman Small Cap Value Portfolio -- Class B
   Shares
   2004...............................................     399    16.47        7     1.80%       0.28%    23.27%
   2003...............................................      38    13.36        1     1.80%       0.00%    39.10%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004...............................................  14,166    11.89      168     1.80%       0.52%    15.31%
   2003...............................................   7,135    10.31       74     1.80%       0.13%    28.42%
   2002...............................................   2,539     8.03       20     1.80%       0.00%   (19.71)%
 Emerging Growth Portfolio -- Class II Shares
   2004...............................................   1,970     8.92       18     1.80%       0.00%     4.86%
   2003...............................................     842     8.51        7     1.80%       0.00%    18.59%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income   Total
Type VI:                                               Units  Unit Value 000s  Net Assets    Ratio    Return
--------                                               ------ ---------- ---- ------------ ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004............................................... 10,432   $11.83   $123     1.70%       0.00%    8.95%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 19,348    11.89    230     1.70%       0.74%    9.33%
 AllianceBernstein Premier Growth Portfolio -- Class B
   2004...............................................  1,335    11.21     15     1.70%       0.00%    6.50%
 AllianceBernstein Technology Portfolio -- Class B
   2004...............................................    539    10.84      6     1.70%       0.00%    3.30%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004............................................... 20,684    10.12    209     1.70%       2.76%    1.08%
 VT Worldwide Health Sciences Fund
   2004...............................................  5,056    11.20     57     1.70%       0.00%    4.43%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2004...............................................  6,419    11.06     71     1.70%       6.04%    8.29%
 Federated Kaufmann Fund II -- Service Shares
   2004............................................... 11,802    11.59    137     1.70%       0.00%   12.54%
Fidelity Variable Insurance Products Fund:
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004............................................... 12,674    11.96    152     1.70%       0.15%   13.20%
 VIP Dynamic Capital Appreciation Portfolio -- Service
   Class 2
   2004...............................................    142    10.67      2     1.70%       0.00%   (0.44)%
 VIP Equity-Income Portfolio -- Service Class 2
   2004............................................... 14,918    12.04    180     1.70%       1.15%    9.34%
 VIP Growth & Income Portfolio -- Service Class 2
   2004...............................................  1,559    10.96     17     1.70%       0.56%    3.73%
 VIP Growth Portfolio -- Service Class 2
   2004...............................................  1,663    10.72     18     1.70%       0.11%    1.37%
 VIP Mid Cap Portfolio -- Service Class 2
   2004............................................... 17,053    13.15    224     1.70%       0.00%   22.54%
 VIP Value Strategies Portfolio -- Service Class 2
   2004...............................................    203    11.25      2     1.70%       0.00%   12.55%
GE Investments Funds, Inc.:
 Income Fund
   2004............................................... 11,227    10.18    114     1.70%       5.88%    1.66%
 Mid-Cap Equity Fund
   2004...............................................  5,460    12.05     66     1.70%       1.12%   14.05%
 Money Market Fund
   2004............................................... 51,664     9.91    512     1.70%       1.00%   (0.76)%
 Premier Growth Equity Fund
   2004...............................................  2,258    11.17     25     1.70%       0.65%    5.21%
 Real Estate Securities Fund
   2004...............................................  3,951    13.51     53     1.70%       6.94%   30.12%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets    Expenses as  Investment
                                                                --------------- % of Average   Income   Total
Type VI:                                                 Units  Unit Value 000s  Net Assets    Ratio    Return
--------                                                 ------ ---------- ---- ------------ ---------- ------
 S&P 500(R) Index Fund
   2004................................................. 12,699   $11.66   $148     1.70%       2.03%    8.58%
 Small-Cap Value Equity Fund
   2004.................................................  6,810    12.18     83     1.70%       5.83%   13.19%
 Total Return Fund
   2004.................................................  8,024    11.21     90     1.70%       2.48%    6.35%
 U.S. Equity Fund
   2004.................................................  3,095    11.39     35     1.70%       1.35%    6.33%
 Value Equity Fund
   2004.................................................  2,802    11.56     32     1.70%       1.31%    7.71%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund --
   Class II
   2004.................................................  1,088    11.56     13     1.70%       0.00%    6.94%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004................................................. 12,244    11.02    135     1.70%       2.34%    6.45%
 International Growth Portfolio -- Service Shares
   2004.................................................    646    12.83      8     1.70%       0.93%   16.67%
Merrill Lynch Variable Series Fund, Inc.:
 Merrill Lynch Basic Value V.I. Fund -- Class III Shares
   2004.................................................  2,383    10.86     26     1.70%       1.91%    8.60%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2004.................................................  5,634    11.26     63     1.70%       0.00%    7.13%
 MFS(R) Investors Trust Series -- Service Class Shares
   2004.................................................  2,163    11.66     25     1.70%       0.37%    9.24%
 MFS(R) New Discovery Series -- Service Class Shares
   2004.................................................  1,655    10.75     18     1.70%       0.00%    4.40%
 MFS(R) Utilities Series -- Service Class Shares
   2004.................................................  3,568    13.93     50     1.70%       1.14%   27.64%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004................................................. 16,607    11.58    192     1.70%       0.00%   11.11%
 Nations Marsico International Opportunities Portfolio
   2004................................................. 11,130    12.48    139     1.70%       0.52%   14.61%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2004.................................................  1,687    12.03     20     1.70%       0.00%   17.40%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004.................................................    320    10.93      3     1.70%       0.00%    9.31%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2004................................................. 17,912    11.21    201     1.70%       0.15%    4.80%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income   Total
Type VI:                                               Units  Unit Value 000s  Net Assets    Ratio    Return
--------                                               ------ ---------- ---- ------------ ---------- ------
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004...............................................  4,861   $12.74   $ 62     1.70%       1.04%   16.86%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004............................................... 14,912    11.41    170     1.70%       0.67%    7.29%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2004...............................................  8,446    12.38    105     1.70%       0.00%   17.15%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2004............................................... 14,878    11.03    164     1.70%       6.78%    7.68%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2004............................................... 13,743    10.55    145     1.70%       4.35%    5.74%
 Total Return Portfolio -- Administrative Class Shares
   2004............................................... 44,613    10.34    461     1.70%       2.65%    3.11%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2004...............................................    172    12.35      2     1.70%       0.00%   13.42%
Rydex Variable Trust:
 OTC Fund
   2004...............................................    102    11.45      1     1.70%       0.00%    7.49%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004...............................................  6,673    11.41     76     1.70%       0.31%    6.24%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004...............................................  8,744    12.49    109     1.70%       0.52%   15.43%
 Emerging Growth Portfolio -- Class II Shares
   2004...............................................  1,369    10.90     15     1.70%       0.00%    4.96%

Type VII:
---------
GE Investments Funds, Inc.:
 Total Return Fund
   2004............................................... 32,826    11.63    382     1.50%       2.48%   10.33%

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                             Financial Statements

                     Year ended December 31, 2004 and 2003

    (With Report of Independent Registered Public Accounting Firm Thereon)

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                               Table of Contents

                               December 31, 2004

                                                                            Page
                                                                            ----
Financial Statements:

   Report of Independent Registered Public Accounting Firm................. F-1

   Statements of Income.................................................... F-2

   Balance Sheets.......................................................... F-3

   Statements of Stockholder's Interest.................................... F-4

   Statements of Cash Flows................................................ F-5

   Notes to Financial Statements........................................... F-6

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
GE Capital Life Assurance Company of New York:

We have audited the accompanying balance sheets of GE Capital Life Assurance Company of New York (the Company) as of December 31, 2004 and 2003, and the related statements of income, stockholder's interest, and cash flows for each of the years in the three-year period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of GE Capital Life Assurance Company of New York as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004 and its method of accounting for goodwill and other intangible assets in 2002.

/s/ KPMG LLP

Richmond, Virginia
April 1, 2005

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                             Statements of Income
                         (Dollar amounts in millions)

                              Years Ended December 31,
                              ------------------------
                               2004     2003    2002
                              ------   ------  ------
Revenues:
   Net investment income..... $219.7   $245.5  $220.7
   Premiums..................  193.1    236.5   221.5
   Net realized
     investment gains
     (losses)................   (0.3)     3.1     7.5
   Other income..............    5.2      2.8     1.2
                              ------   ------  ------
       Total revenues........  417.7    487.9   450.9
                              ------   ------  ------
Benefits and expenses:
   Interest credited.........  120.9    142.7   129.6
   Benefits and other
     changes in policy
     reserves................  180.5    253.2   259.3
   Underwriting,
     acquisition and
     insurance expenses,
     net of deferrals........   38.3     29.0    31.6
   Amortization of
     deferred
     acquisition costs
     and intangibles.........   24.7     34.3    17.2
                              ------   ------  ------
       Total benefits
         and expenses........  364.4    459.2   437.7
                              ------   ------  ------
Income before income
  taxes......................   53.3     28.7    13.2
Provision (benefit) for
  income taxes...............  (25.7)    10.0     0.4
                              ------   ------  ------
Net income................... $ 79.0   $ 18.7  $ 12.8
                              ======   ======  ======

                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                                Balance Sheets
              (Dollar amounts in millions, except share amounts)

                               December 31,
                             -----------------
                               2004     2003
                             -------- --------
Assets
Investments:
   Fixed maturities
     available-for-sale,
     at fair value.......... $3,716.8 $4,147.7
   Equity securities
     available-for-sale,
     at fair value..........     47.3     45.4
   Mortgage loans, net
     of valuation
     allowance of $4.7
     and $4.2 at
     December 31, 2004
     and 2003,
     respectively...........    543.3    485.5
   Policy Loans.............      1.0      1.3
   Other invested assets....    293.9     62.4
   Short-term investments...       --     34.9
                             -------- --------
      Total investments.....  4,602.3  4,777.2
                             -------- --------
Cash and cash equivalents...     18.4     28.3
Accrued investment income...     44.6     79.9
Deferred acquisition
 costs......................    235.7    232.1
Goodwill....................     54.1     54.1
Intangible assets...........     10.1     82.9
Other assets................     30.5     37.2
Reinsurance recoverable.....  1,208.5     18.6
Separate account assets.....    232.3    146.0
                             -------- --------
      Total assets.......... $6,436.5 $5,456.3
                             -------- --------
Liabilities and
Stockholder's Interest
Liabilities:
   Future annuity and
     contract benefits...... $4,935.0 $4,309.7
   Liability for policy
     and contract claims....    173.5    141.1
   Unearned premiums........     47.6     44.6
   Other policyholder
     liabilities............      5.8     25.8
   Accounts payable and
     accrued expenses.......    351.1    133.4
   Deferred income tax
     liability..............     35.1     60.8
   Separate account
     liabilities............    232.3    146.0
                             -------- --------
      Total liabilities.....  5,780.4  4,861.4
                             -------- --------
Stockholder's interest:
   Net unrealized
     investment gains.......     53.9     70.1
                             -------- --------
   Accumulated non-owner
     changes in
     stockholder's
     interest...............     53.9     70.1
   Common stock ($1,000
     par value, 2,000
     shares authorized,
     issued and
     outstanding)...........      2.0      2.0
   Additional paid-in
     capital................    422.6    422.6
   Retained earnings........    177.6    100.2
                             -------- --------
      Total
        stockholder's
        interest............    656.1    594.9
                             -------- --------
      Total liabilities
        and
        stockholder's
        interest............ $6,436.5 $5,456.3
                             ======== ========

                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                     Statements of Stockholder's Interest
              (Dollar amounts in millions, except share amounts)

                                                        Accumulated
                               Common Stock  Additional  Non-owner               Total
                               -------------  Paid-In     Changes   Retained Stockholder's
                               Shares Amount  Capital    In Equity  Earnings   Interest
                               ------ ------ ---------- ----------- -------- -------------
Balances at January 1,
  2002........................ 2,000   $2.0    $387.6     $ (2.7)    $ 68.7     $455.6
                               -----   ----    ------     ------     ------     ------
Changes other than
  transactions with
  stockholder:
   Net income.................    --     --        --         --       12.8       12.8
   Net unrealized gains
     on investment
     securities (a)...........    --     --        --       56.9         --       56.9
                                                                                ------
       Total changes
         other than
         transactions
         with stockholder.....    --     --        --         --         --       69.7
Capital contribution..........    --     --      35.0         --         --       35.0
                               -----   ----    ------     ------     ------     ------
Balances at December 31,
  2002........................ 2,000    2.0     422.6       54.2       81.5      560.3
                                                                                ------
Changes other than
  transactions with
  stockholder:
   Net income.................    --     --        --         --       18.7       18.7
   Net unrealized gains
     on investment
     securities (a)...........    --     --        --       15.9         --       15.9
                                                                                ------
       Total changes
         other than
         transactions
         with stockholder.....    --     --        --         --         --       34.6
                               -----   ----    ------     ------     ------     ------
Balances at December 31,
  2003........................ 2,000    2.0     422.6       70.1      100.2      594.9
                                                                                ------
Changes other than
  transactions with
  stockholder:
   Net income.................    --     --        --         --       79.0       79.0
   Net unrealized losses
     on investment
     securities (a)...........    --     --        --      (16.2)        --      (16.2)
                                                                                ------
       Total changes
         other than
         transactions
         with stockholder.....    --     --        --         --         --       62.8
Dividends declared............    --     --        --         --       (1.6)      (1.6)
                               -----   ----    ------     ------     ------     ------
Balances at December 31,
  2004........................ 2,000   $2.0    $422.6     $ 53.9     $177.6     $656.1
                               =====   ====    ======     ======     ======     ======

--------
(a)Presented net of deferred taxes of $8.4 million, $(8.3) million and $(30.8) million in 2004, 2003 and 2002, respectively.



                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                           Statements of Cash Flows
                         (Dollar amounts in millions)

                                            Years Ended December 31,
                                        -------------------------------
                                           2004       2003       2002
                                        ---------  ---------  ---------
Cash flows from
  operating activities:
   Net income.......................... $    79.0  $    18.7  $    12.8
   Adjustments to
     reconcile net
     income to net cash
     from operating
     activities:
       Change in future
         policy benefits...............     288.7      308.5      325.7
   Net realized
     investment (gains)
     losses............................       0.3       (3.1)      (7.5)
   Amortization of
     investment premiums
     and discounts.....................       8.1       15.8        4.4
   Acquisition costs
     deferred..........................     (59.4)     (75.6)     (71.7)
   Amortization of
     intangibles, net..................      24.7       34.3       17.2
   Deferred income taxes...............     (17.5)      27.3      (13.7)
   Change in certain
     assets and
     liabilities:
       (Increase)
         decrease in:
          Accrued
            investment
            income.....................      35.3      (15.1)       4.3
          Other assets,
            net........................       4.5       64.7      149.1
       Increase
         (decrease) in:
          Other
            policyholder
            related
            balances...................     (20.1)     (29.4)     (15.3)
          Policy and
            contract
            claims.....................     (60.8)      29.2       32.2
          Accounts
            payable and
            accrued
            expenses...................     (31.5)      69.7     (122.9)
                                        ---------  ---------  ---------
              Net cash
                from
                operating
                activities.............     251.3      445.0      314.6
                                        ---------  ---------  ---------
Cash flows from
  investing activities:
   Short-term investing
     activities, net...................      34.9         --      (29.9)
   Proceeds from sales
     and maturities of
     investments in
     securities........................     658.0      851.2    1,201.1
   Purchases of
     securities........................  (1,224.1)  (1,499.6)  (1,835.2)
   Mortgage and policy
     loan originations.................    (154.3)    (201.1)     (69.7)
   Principal collected
     on mortgage and
     policy loans......................      95.9       57.1       64.6
                                        ---------  ---------  ---------
              Net cash
                from
                investing
                activities.............    (589.6)    (792.4)    (669.1)
                                        ---------  ---------  ---------
Cash flows from
  financing activities:
   Proceeds from
     issuance of
     investment contracts..............     640.4      557.5      583.9
   Capital contribution................        --         --       35.0
   Redemption and
     benefit payments on
     investment contracts..............    (312.0)    (221.1)    (228.6)
                                        ---------  ---------  ---------
              Net cash
                from
                financing
                activities.............     328.4      336.4      390.3
                                        ---------  ---------  ---------
              Net
                increase
                (decrease)
                in cash
                and cash
                equivalents............      (9.9)     (11.0)      35.8
Cash and cash
  equivalents at
  beginning of year....................      28.3       39.3        3.5
                                        ---------  ---------  ---------
Cash and cash
  equivalents at end of
  year................................. $    18.4  $    28.3  $    39.3
                                        =========  =========  =========


                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements

                 Years Ended December 31, 2004, 2003, and 2002


(1)Basis of Presentation and Summary of Significant Accounting Policies

   The accompanying financial statements include the historical operations and accounts of GE Capital Life Assurance Company of New York ("GECLA-NY"). GECLA-NY (the "Company", "we", "us", or "our" unless context otherwise requires) is a wholly-owned subsidiary of General Electrical Capital Assurance Company ("GE Capital Assurance"), which, in turn, is a wholly-owned subsidiary of GNA Corporation ("GNA").

   On May 24, 2004, GE Financial Assurance Holdings, Inc., ("GEFAHI") transferred substantially all of its assets to Genworth Financial, Inc. ("Genworth"), including all of the outstanding capital stock of GNA, our indirect parent. As a result, we became an indirect, wholly-owned subsidiary of Genworth. On May 25, 2004, Genworth's Class A common stock began trading on The New York Stock Exchange. As of December 31, 2004, approximately 30% of Genworth's common stock is now owned by public stockholders. GEFAHI owns approximately 70% of Genworth's common stock as December 31, 2004.

  (a) Basis of Presentation

   These financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year presentation.

  (b) Products

   Our product offerings are divided along two major segments of consumer needs: (i) Retirement Income and Investments and (ii) Protection.

   Retirement Income and Investments products include deferred annuities (variable and fixed) which are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets.

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are universal life insurance, whole life and long-term care insurance.

   We market and sell products in the State of New York through financial institutions and various agencies. During 2004, 2003 and 2002, 70%, 55%, and 78% respectively, of product sales were distributed through five financial institutions, including one financial institution, which accounted for 52%, 34%, and 55%, respectively, of total product sales.

  (c) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life products are not reported as revenues but rather as deposits and are included in liabilities for future annuity and contract benefits.

  (d) Net Investment Income and Net Realized Investment Gains and Losses

   Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow, and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return. As of December 31, 2004, all our mortgage-backed and asset-backed securities that have had subsequent revisions in yield, cash flow or prepayment assumptions were accounted for under the retrospective method.

  (e) Other Income

   Other income consists primarily of insurance charges assessed on universal life contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity policyholders based upon the daily net assets of the policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

  (f) Cash and Cash Equivalents

   Certificates, money market funds and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Balance Sheets and Statements of Cash Flows. Items with maturities greater than 90 days but less than a year are included in short-term investments.

  (g) Investment Securities

   We have designated all of our investment securities as available-for-sale and report them in our Balance Sheets at fair value. We obtain values for actively traded securities from external pricing services. For infrequently traded securities, we obtain quotes from brokers, or we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP") and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated nonowner changes in stockholder's interest and accordingly, have no effect on net income.

   We regularly review investment securities for impairment in accordance with our policy, which includes both quantitative and qualitative criteria. Quantitative criteria include length of time and amount that each security position is in an unrealized loss position, and for fixed maturities, whether the issuer is in compliance with terms and covenants of the security. Our qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Our impairment reviews involve our finance, risk and asset management teams as well as the portfolio management and research capabilities of GE Asset Management, Inc. ("GEAM") and other third party asset managers, as appropriate. We actively perform comprehensive market research, monitor market conditions and segment our investments by credit risk in order to minimize impairment risks. The risks inherent in reviewing the impairment of any investment security include the risk that market results may differ from expectations; facts and circumstances may change in the future and differ from estimates and assumptions; or we may later decide to sell an investment security before it recovers in value as a result of changed circumstances. If we change our estimate to conclude that a decline in the value of an investment security is other than temporary, we will reflect a charge for the impairment in the period our estimate changes.

  (h) Securities Lending Activity

   We engage in certain securities lending transactions, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

applicable securities loaned. We maintain effective control over all loaned securities and therefore, continue to report such securities as fixed maturities in the Balance Sheets.

   Cash collateral received on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in accounts payable and accrued expenses for the obligation to return the collateral. Non-cash collateral, such as a security received by us, is not reflected in our assets in the balance Sheets, as we have not or repledged or sold the collateral. The fair value of collateral held and included in other invested assets was $293.9 million and $62.4 million at December 31, 2004 and 2003, respectively. We had non-cash collateral of $5.3 million and $0 million at December 31, 2004 and 2003, respectively.

  (i) Mortgage and Policy Loans

   Mortgage and policy loans are stated at their unpaid principal balance. Mortgage loans are stated net of an allowance for estimated uncollectible amounts. The allowance for losses is determined primarily on the basis of management's best estimate of probable losses, including specific allowances for known troubled loans, if any.

  (j) Short-term Investments

   Short-term investments are stated at amortized cost, which approximates fair value. Equity securities are stated at fair value. Other long-term investments are stated generally at amortized cost.

  (k) Deferred Acquisition Costs

   Acquisition costs include costs that vary with and are primarily related to the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts -- Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions regarding mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization for annuity contracts without significant mortality risk and investment and universal life products is based on estimated gross profits and is adjusted as those estimates are revised.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization. For other products, if the benefit reserve plus anticipated future premiums and interest earnings for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves.

  (l) Intangible Assets

   Present Value of Future Profits -- In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest earnings for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves.

   Deferred Sales Inducements to Contractholders -- We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit. Our sales inducements to contractholders deferred prior to the adoption of American Institute of Certified Public Accountants ("AICPA") Statement of Position 03-1 ("SOP 03-1"), Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, which we included in unamortized deferred acquisition costs, were reinsured effective January 1, 2004.

  (m) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value. We use discounted cash flows to establish fair values. When available and as appropriate, we use comparative market multiples to corroborate discounted cash flow results. When a business within a reporting unit is disposed of, goodwill is allocated to the business using the relative fair value methodology to measure the gain or loss on disposal.

  (n) Reinsurance

   Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

  (o) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contract holders and variable life policyholders. We assess mortality risk fees and administration charges on the assets in the separate account. The separate account assets are carried at fair value and are at least equal to the liabilities that represent the policyholders' equity in those assets.

  (p) Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for life insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

  (q) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process, and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

  (r) Income Taxes

   For periods prior to 2004, we filed a consolidated life insurance federal income tax return with our parent, GECA, and its other life insurance affiliates. We were subject to a tax-sharing agreement, as approved by state insurance regulators, which allocated taxes on a separate company basis but provided benefit for current utilization of losses and credits. Intercompany balances were settled at least annually.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock from GEFAHI to Genworth, we will be included in the consolidated federal income tax return of General Electric Corporation ("GE"). During this period, we will be subject to a tax-sharing arrangement that allocates tax on a separate company basis, but provides benefit for current utilization of losses and credits. Intercompany balances will be settled at least annually.

   Subsequent to the transfer of our outstanding capital stock from GEFAHI to Genworth, we will file a consolidated life insurance federal income tax return with our parent, GECA, and its other life insurance affiliates. We will be subject to a separate tax-sharing agreement, as approved by state insurance regulators, which will allocate taxes on a separate company basis but will provide benefit for current utilization of losses and credits. Intercompany balances will be settled at least annually.

   Deferred federal taxes are provided for temporary differences between the carrying amounts of assets and liabilities and their tax bases and are stated at the enacted tax rates expected to be in effect when taxes are actually paid or recovered.

  (s) Accounting Changes

   On January 1, 2004 we adopted AICPA Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. SOP 03-1 provides guidance on separate account presentation and valuation, accounting for sales inducements to contractholders and classification and valuation of long-duration contract liabilities. The cumulative effect of change in accounting principle related to adopting SOP 03-1 on net income and other comprehensive income was immaterial.

   As described in Note 5, on April 15, 2004 we reinsured our in-force variable annuity contracts, excluding the GE Retirement Answer product ("GERA(TM)"), to Union Fidelity Life Insurance Company ("UFLIC"), effective as of January 1, 2004. We have continued to sell variable annuities and are retaining that business for our own account. This reinsurance transaction for the separate account of the variable annuity is structured as modified coinsurance. As such, the separate account assets remain with us, and essentially all separate account assets and liabilities relate to variable annuity contracts. Excluding this reinsurance block, the separate account liabilities include both variable annuity and variable life insurance contracts. Investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder for assets allocated to the separate account option. Our variable contracts also include fixed accounts, which are accounted for and recognized as general account assets and liabilities. Essentially all of our separate account guarantees are death benefits.

   Our variable annuity contracts provide for a guaranteed minimum death benefit ("GMDB"), which provides a minimum account value to be paid on the annuitant's death. Our contractholders have the option to purchase, at an additional charge, a

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

GMDB rider that provides for an enhanced death benefit. The minimum death benefit that we contractually guarantee to be paid on receipt of due proof of the annuitant's death is either one of the following specified amounts or, in some cases, the greater of two or more of these amounts: (a) current account value, (b) return of premium, which is no less than net deposits made to the contract reduced by any amounts withdrawn from the policy, or (c) the highest contract value on an anniversary date ("ratchet"), adjusted for subsequent premiums and withdrawals, if any, from the policy.

   The total account value of our variable annuities with GMDBs, net of reinsurance, which includes both separate account and fixed account assets, was approximately $0 million and $74.8 million at January 1 and December 31, 2004, respectively, with related death benefit exposure (or net amount at risk) of approximately $0 million at January 1 and December 31, 2004. Account value at December 31, 2004 was made up of $34.9 million of return of premium and $39.9 million of ratchet.

   The average attained age of our variable annuity contractholders with GMDBs, weighted by net amount at risk, is 60.1 years of age as of December 31, 2004.

   The liability for our GMDBs on variable annuity contracts net of reinsurance was $0 million at December 31, 2004. Benefits paid and incurred GMDB, net of reinsurance, were $0 million for the year ended December 31, 2004.

   The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account and recognizing the excess ratably over the accumulation period based on total expected assessments. We regularly evaluate estimates used and adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

   The following assumptions were used to determine the variable annuity GMDB liability at December 31, 2004: data used was 1,000 stochastically generated investment performance scenarios; geometric mean equity growth assumed to be 8.9% and volatility assumed to be 20% for the portion of account value invested in equity securities; mortality assumed to be 95% of the 1983 Basic Table mortality; lapse rates, which vary by contract type and duration, assumed to range from 1% to 25% and correspond closely to lapse rates used for deferred acquisition cost amortization; and discount rate assumed to be 8%.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our Balance Sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contactholders for mortality, administrative, and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the Statements of Income. There were no gains or losses on transfers of assets from the general account to the separate account.

   We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit. Our sales inducements to contractholders deferred prior to the adoption of SOP 03-1, which we included in unamortized deferred acquisition costs, were reinsured effective January 1, 2004. For the year ended December 31, 2004, we deferred new sales inducements to contractholders of $3.1 million. Deferred sales inducements to contractholders are reported as separate intangible assets and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize deferred acquisition costs. For the year ended December 31, 2004, we amortized sales inducements to contractholders of $0.1 million.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


(2)Investment Securities

  (a) Net Investment Income

   For the years ended December 31, the sources of investment income were as follows:

(Dollar amounts in millions)            2004    2003    2002
----------------------------           ------  ------  ------
Fixed maturities and equity securities $192.0  $219.0  $197.1
Mortgage and policy loans.............   31.3    30.6    26.4
                                       ------  ------  ------
Gross investment income...............  223.3   249.6   223.5
Investment expenses...................   (3.6)   (4.1)   (2.8)
                                       ------  ------  ------
Net investment income................. $219.7  $245.5  $220.7
                                       ======  ======  ======

  (b) Fixed Maturities and Equity Securities

   For the years ended December 31, sales proceeds and gross realized investment gains and losses resulting from the sales of investment securities available-for-sale were as follows:

(Dollar amounts in millions)           2004   2003    2002
----------------------------          -----  ------  ------
Gross realized investment:
   Gains............................. $ 3.4  $ 14.0  $ 33.8
   Losses, including impairments (a).  (3.7)  (10.9)  (26.3)
                                      -----  ------  ------
Net realized investment gains........ $(0.3) $  3.1  $  7.5
                                      =====  ======  ======

--------
(a)Impairments were $(0.8), $(2.7), and $(16.8) in 2004, 2003 and 2002, respectively.

   Net unrealized gains and losses on investment securities classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and deferred acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale securities are reflected as a separate component of stockholder's interest at December 31 and are summarized as follows:

   Net unrealized gains (losses) on available-for-sale investment securities before adjustments:

(Dollar amounts in millions)                                                       2004    2003    2002
----------------------------                                                      ------  ------  ------
Fixed maturities................................................................. $115.9  $163.8  $ 90.0
Equity securities................................................................    6.1     4.1    (4.3)
                                                                                  ------  ------  ------
   Subtotal......................................................................  122.0   167.9    85.7
Adjustments to the present value of future profits and deferred acquisition costs  (39.1)  (60.4)   (2.4)
Deferred income taxes............................................................  (29.0)  (37.4)  (29.1)
                                                                                  ------  ------  ------
   Net unrealized gains on available-for-sale investment securities.............. $ 53.9  $ 70.1  $ 54.2
                                                                                  ======  ======  ======

   The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in stockholder's interest is as follows:

(Dollar amounts in millions)                                                                              2004    2003   2002
----------------------------                                                                             ------  -----  -----
Net unrealized gains (losses) on investment securities as of January 1.................................. $ 70.1  $54.2  $(2.7)
Unrealized gains (losses) on investment securities -- net of deferred taxes of $8.3, $(9.5), and $(33.4)  (16.0)  17.9   61.8
Reclassification adjustments to net realized investment losses, net of deferred taxes of $0.1, $1.2
  and $2.6..............................................................................................   (0.2)  (2.0)  (4.9)
                                                                                                         ------  -----  -----
Net unrealized gains on investment securities as of December 31......................................... $ 53.9  $70.1  $54.2
                                                                                                         ======  =====  =====

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


   At December 31, the amortized cost, gross unrealized gains and losses, and fair values of our fixed maturities and equity securities available-for-sale were as follows:

                                                                  Gross      Gross
2004                                                  Amortized Unrealized Unrealized  Fair
(Dollar amounts in millions)                            Cost      Gains      Losses    Value
----------------------------                          --------- ---------- ---------- --------
Fixed maturities:
   U.S. government and agency........................ $   21.7    $  2.2     $   --   $   23.9
   Non-U.S. government...............................     50.8       3.6         --       54.4
   Non-U.S. corporate................................    352.5      14.0       (1.3)     365.2
   U.S. corporate....................................  1,471.1      58.7       (5.2)   1,524.6
   Public utilities..................................    504.5      31.2       (0.7)     535.0
   Mortgage-backed...................................  1,046.7      16.3       (4.5)   1,058.5
   Asset-backed......................................    153.6       1.7       (0.1)     155.2
                                                      --------    ------     ------   --------
       Total fixed maturities........................  3,600.9     127.7      (11.8)   3,716.8
   Non-redeemable preferred stock....................     41.2       6.2       (0.1)      47.3
                                                      --------    ------     ------   --------
          Total available-for-sale securities........ $3,642.1    $133.9     $(11.9)  $3,764.1
                                                      ========    ======     ======   ========

                                                                  Gross      Gross
2003                                                  Amortized Unrealized Unrealized  Fair
(Dollar amounts in millions)                            Cost      Gains      Losses    Value
----------------------------                          --------- ---------- ---------- --------
Fixed maturities:
   U.S. government and agency........................ $   31.7    $  1.2     $   --   $   32.9
   Non-U.S. government...............................     42.2       2.4       (0.1)      44.5
   Non-U.S. corporate................................    454.0      21.3       (2.8)     472.5
   U.S. corporate....................................  1,875.0      92.6      (13.3)   1,954.3
   Public utilities..................................    639.8      44.5       (2.3)     682.0
   Mortgage-backed...................................    670.0      17.2       (3.7)     683.5
   Asset-backed......................................    271.2       7.0       (0.2)     278.0
                                                      --------    ------     ------   --------
       Total fixed maturities........................  3,983.9     186.2      (22.4)   4,147.7
   Non-redeemable preferred stock....................     41.3       4.2       (0.1)      45.4
                                                      --------    ------     ------   --------
          Total available-for-sale securities........ $4,025.2    $190.4     $(22.5)  $4,193.1
                                                      ========    ======     ======   ========

   We regularly review each investment security for impairment in accordance with our impairment policy, which includes both quantitative and qualitative criteria. Quantitative measures include length of time and amount that each security position is in an unrealized loss position and for fixed maturity securities, whether the issuer is in compliance with terms and covenants of the security. Our qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Our impairment reviews involve our finance, risk, and asset management teams as well as the portfolio management and research capabilities of GEAM and other third party asset managers, as appropriate. Our qualitative review attempts to identify those issuers with a greater than 50% chance of default in the coming twelve months. These securities are characterized as "at-risk" of impairment. As of December 31, 2004, securities "at risk" of impairment had aggregate unrealized losses of approximately $1.1 million.

   For fixed maturity securities, we recognize an impairment charge to earnings in the period in which we determine that we do not expect to either collect principal and interest in accordance with the contractual terms of the instruments or to recover based on underlying collateral values and considering events such as payment default, bankruptcy or disclosure of fraud. For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

its duration. In any event, this period does not exceed 18 months for common equity securities. We measure impairment charges based on the difference between the book value of the security and its fair value. Fair value is based on quoted market price, except for certain infrequently traded securities where we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values.

   During 2004, 2003 and 2002, we recognized impairment losses of $0.8 million, $2.7 million and $16.8 million, respectively. We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, we sell securities in the normal course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements.

   The following table presents the gross unrealized losses and estimated fair values of our investment securities, on a historical basis, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, at December 31,

2004
(Dollar amounts in millions)                           Less than 12 Months
----------------------------          -----------------------------------------------------
                                                                Gross
                                       Amortized              unrealized % Below    # of
                                      cost or cost Fair value   losses    cost   securities
Description of Securities             ------------ ---------- ---------- ------- ----------
Fixed maturities:
   Non-U.S. government...............    $  2.0      $  2.0     $  --       --        3
   U.S. corporate....................     211.7       209.2      (2.5)     1.2%      57
   Non-U.S. corporate................      74.0        73.0      (1.0)     1.4%      16
   Asset Backed......................      10.9        10.8      (0.1)     0.9%       5
   Mortgage Backed...................     431.5       427.3      (4.2)     1.0%      64
                                         ------      ------     -----      ---      ---
Total temporarily impaired securities    $730.1      $722.3     $(7.8)     1.1%     145
                                         ======      ======     =====      ===      ===
% Below cost-Fixed maturities
   (less than) 20% Below cost........    $730.1      $722.3     $(7.8)     1.1%     145
   20-50% Below cost.................        --          --        --       --       --
   (greater than) 50% Below cost.....        --          --        --       --       --
                                         ------      ------     -----      ---      ---
Total fixed maturities...............    $730.1      $722.3     $(7.8)     1.1%     145
                                         ======      ======     =====      ===      ===
Investment Grade.....................    $712.2      $704.8     $(7.4)     1.0%     137
Below Investment Grade...............      15.9        15.6      (0.3)     1.9%       7
Not rated-fixed maturities...........       2.0         1.9      (0.1)     5.0%       1
                                         ------      ------     -----      ---      ---
Total................................    $730.1      $722.3     $(7.8)     1.1%     145
                                         ======      ======     =====      ===      ===

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


2004
(Dollar amounts in millions)                            12 Months or More
----------------------------          -----------------------------------------------------
                                                                Gross
                                       Amortized              unrealized % Below    # of
                                      cost or cost Fair value   losses    cost   securities
Description of Securities             ------------ ---------- ---------- ------- ----------
Fixed maturities:
   U.S. corporate....................    $39.8       $36.5      $(3.3)     8.3%      14
   Non-U.S. corporate................      9.5         9.1       (0.4)     4.2%       3
   Mortgage Backed...................      8.6         8.3       (0.3)     3.5%       6
                                         -----       -----      -----     ----       --
   Subtotal, fixed maturities........     57.9        53.9       (4.0)     6.9%      23
   Equity securities.................      1.5         1.4       (0.1)     6.7%       1
                                         -----       -----      -----     ----       --
Total temporarily impaired securities    $59.4       $55.3      $(4.1)     6.9%      24
                                         =====       =====      =====     ====       ==
% Below cost-Fixed maturities
   (less than) 20% Below cost........    $54.1       $51.3      $(2.8)     5.2%      21
   20-50% Below cost.................      3.8         2.6       (1.2)    31.6%       2
   (greater than) 50% Below cost.....       --          --         --       --       --
                                         -----       -----      -----     ----       --
Total fixed maturities...............     57.9        53.9       (4.0)     6.9%      23
                                         -----       -----      -----     ----       --
% Below cost-Equity securities
   (less than) 20% Below cost........      1.5         1.4       (0.1)     6.7%       1
   20-50% Below cost.................       --          --         --       --       --
   (greater than) 50% Below cost.....       --          --         --       --       --
                                         -----       -----      -----     ----       --
Total equity securities..............      1.5         1.4       (0.1)     6.7%       1
                                         -----       -----      -----     ----       --
Total temporarily impaired securities    $59.4       $55.3      $(4.1)     6.9%      24
                                         =====       =====      =====     ====       ==
Investment Grade.....................    $41.3       $39.6      $(1.7)     4.1%      17
Below Investment Grade...............     16.6        14.3       (2.3)    13.9%       6
Not rated equities...................      1.5         1.4       (0.1)     6.7%       1
                                         -----       -----      -----     ----       --
Total................................    $59.4       $55.3      $(4.1)     6.9%      24
                                         =====       =====      =====     ====       ==

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

2003
(Dollar amounts in millions)                           Less than 12 Months
----------------------------          -----------------------------------------------------
                                                                Gross
                                       Amortized              unrealized % Below    # of
                                      cost or cost Fair value   losses    cost   securities
Description of Securities             ------------ ---------- ---------- ------- ----------
Fixed maturities:
   U.S. corporate....................    $467.3      $455.5     $(11.8)    2.5%     115
   Non-U.S. government...............       4.7         4.6       (0.1)    2.1%       8
   Non-U.S. corporate................     136.1       133.5       (2.6)    1.9%      35
   Asset Backed......................      10.2        10.0       (0.2)    2.0%       2
   Mortgage Backed...................     204.4       200.7       (3.7)    1.8%      41
                                         ------      ------     ------     ---      ---
Subtotal, fixed maturities...........     822.7       804.3      (18.4)    2.2%     201
Equity securities....................       1.4         1.3       (0.1)    7.1%       1
                                         ------      ------     ------     ---      ---
Total temporarily impaired securities    $824.1      $805.6     $(18.5)    2.2%     202
                                         ======      ======     ======     ===      ===
% Below cost-Fixed maturities
   (less than) 20% Below cost........    $822.7      $804.3     $(18.4)    2.2%     201
   20-50% Below cost.................        --          --         --      --       --
   (greater than) 50% Below cost.....        --          --         --      --       --
                                         ------      ------     ------     ---      ---
Total fixed maturities...............     822.7       804.3      (18.4)    2.2%     201
                                         ------      ------     ------     ---      ---
% Below cost-equity securities
   (less than) 20% Below cost........       1.4         1.3       (0.1)    7.1%       1
   20-50% Below cost.................        --          --         --      --       --
   (greater than) 50% Below cost.....        --          --         --      --       --
                                         ------      ------     ------     ---      ---
Total equity securities..............       1.4         1.3       (0.1)    7.1%       1
                                         ------      ------     ------     ---      ---
Total temporarily impaired securities    $824.1      $805.6     $(18.5)    2.2%     202
                                         ======      ======     ======     ===      ===
Investment grade.....................    $765.3      $748.6     $(16.7)    2.2%     181
Below investment grade...............      46.9        45.3       (1.6)    3.4%      17
Not rated-fixed maturities...........      10.5        10.4       (0.1)    1.0%       3
Not rated-equities...................       1.4         1.3       (0.1)    7.1%       1
                                         ------      ------     ------     ---      ---
Total................................    $824.1      $805.6     $(18.5)    2.2%     202
                                         ======      ======     ======     ===      ===

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


2003
(Dollar amounts in millions)                            12 Months or More
----------------------------          -----------------------------------------------------
                                                                Gross
                                       Amortized              unrealized % Below    # of
                                      cost or cost Fair value   losses    cost   securities
Description of Securities             ------------ ---------- ---------- ------- ----------
Fixed maturities:
   U.S. corporate....................    $36.3       $32.7      $(3.6)     9.9%      11
   Non-U.S. corporate................      5.0         4.6       (0.4)     8.0%       1
                                         -----       -----      -----     ----       --
Total temporarily impaired securities    $41.3       $37.3      $(4.0)     9.7%      12
                                         =====       =====      =====     ====       ==
% Below cost-Fixed maturities
   (less than) 20% Below cost........    $41.3       $37.3      $(4.0)     9.7%      12
   20-50% Below cost.................       --          --         --       --       --
   (greater than) 50% Below cost.....       --          --         --       --       --
                                         -----       -----      -----     ----       --
Total fixed maturities...............    $41.3       $37.3      $(4.0)     9.7%      12
                                         =====       =====      =====     ====       ==
Investment grade.....................    $13.7       $12.7      $(1.0)     7.3%       5
Below investment grade...............     27.6        24.6       (3.0)    10.9%       7
Not rated fixed maturities...........       --          --         --       --       --
                                         -----       -----      -----     ----       --
Total................................    $41.3       $37.3      $(4.0)     9.7%      12
                                         =====       =====      =====     ====       ==

   The investment securities in an unrealized loss position for less than twelve months, account for $7.8 million or 65.5% of the total unrealized losses. Of the securities in this category, there are no securities with an unrealized loss in excess of $1.0 million.

   The investment securities in an unrealized loss position for twelve months or more account for $4.1 million or 34.5% of the total unrealized losses. There are 11 fixed maturity securities in three industry groups that account for $2.6 million or 63.4% of the unrealized losses in this category. Of the securities in this category, there are no securities with an unrealized loss in excess of $2.0 million.

   Five of these 11 securities are in the finance and insurance sector. Within this sector, no single issuer has unrealized losses greater than $0.2 million. The unrealized losses of the securities are due to a higher interest rate environment for the year ended December 31, 2004.

   Three of these 11 securities are in the transportation sector and are related to the airline industry. One hundred percent of our airline securities are collateralized by commercial aircraft associated with seven domestic airlines. The collateral underlying these securities consists of commercial jet aircraft. We believe these security holdings are in a loss position as a result of ongoing negative market reaction to difficulties in the commercial airline industry.

   The remaining three of these 11 securities are in the consumer cyclical sector. Within this sector, no single issuer has unrealized losses greater than $0.2 million.

   We review all of our investment securities routinely and provide for all amounts that we do not expect either to collect in accordance with the contractual terms of the instruments or to recover based on underlying collateral values.

   The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2004 follows. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


                                        Amortized   Estimated
(Dollar amounts in millions)           cost or cost fair value
----------------------------           ------------ ----------
Due in one year or less...............   $  140.2    $  142.7
Due after one year through five years.      888.9       921.9
Due after five years through ten years      697.2       718.4
Due after ten years...................      674.3       720.1
                                         --------    --------
Subtotal..............................    2,400.6     2,503.1
Mortgaged and asset backed securities.    1,200.3     1,213.7
                                         --------    --------
Totals................................   $3,600.9    $3,716.8
                                         ========    ========

   Our investments (excluding mortgage and asset-backed securities) subject to certain call provisions were $247.7 million and $261.7 million at December 31, 2004 and 2003, respectively.

   As required by law, we have investments on deposit with governmental authorities and banks for the protection of policyholders of $0.5 million and $0.6 million at December 31, 2004 and December 31, 2003, respectively.

   As of December 31, 2004, securities issued by finance and insurance, utilities and energy and consumer -- non cyclical industry groups represented approximately 25%, 23% and 14% of our domestic and foreign corporate fixed maturities portfolio, respectively. No other industry group comprises more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   At December 31, 2004, we did not hold any fixed maturity securities that exceeded 10% of stockholder's interest.

   The Securities Valuation Office of the National Association of Insurance Commissioners (NAIC) evaluates bond investments of U.S. insurers for regulatory reporting purposes and assigns securities to one of six investment categories called "NAIC designations." The NAIC designations parallel the credit ratings of the Nationally Recognized Statistical Rating Organizations for marketable bonds. NAIC designations 1 and 2 include bonds considered investment grade (rated "Baa3" or higher by Moody's, or rated "BBB-" or higher by S&P) by such rating organizations. NAIC designations 3 through 6 include bonds considered below investment grade (rated "Ba1" or lower by Moody's, or rated "BB+" or lower by S&P).

   The following table presents our fixed maturities by NAIC and/or equivalent ratings of the Nationally Recognized Statistical Rating Organizations, as well as the percentage, based upon estimated fair value, that each designation comprises. Our non-U.S. fixed maturities generally are not rated by the NAIC and are shown based upon the equivalent rating of the Nationally Recognized Statistical Rating Organizations. Similarly, certain privately placed fixed maturities that are not rated by the Nationally Recognized Statistical Rating Organizations are shown based upon their NAIC designation. Certain fixed maturities, primarily non-U.S. fixed maturities, are not rated by the NAIC or the Nationally Recognized Statistical Rating Organizations and are so designated.

(Dollar amounts in millions)            2004                       2003
---------------------------- -------------------------  -------------------------
            Rating Agency
  NAIC       Equivalent      Amortized  Fair            Amortized  Fair
 Rating      Designation       cost     Value   Percent   cost     Value   Percent
 ------     -------------    --------- -------- ------- --------- -------- -------
    1     Aaa/Aa/A.......... $2,280.4  $2,335.7   62.8% $2,306.9  $2,391.4   57.6%
    2     Baa...............  1,111.6   1,163.0   31.3%  1,433.9   1,507.7   36.4%
    3     Ba................    168.5     177.2    4.8%    157.1     164.9    4.0%
    4     B.................     33.6      35.8    1.0%     62.6      61.6    1.5%
    5     Caa and lower.....      6.8       5.1    0.1%     13.0      11.7    0.3%
    6     In or near default       --        --     --       1.4       1.4     --
Not Rated Not rated.........       --        --     --       9.0       9.0    0.2%
                             --------  --------  -----  --------  --------  -----
          Totals............ $3,600.9  $3,716.8  100.0% $3,983.9  $4,147.7  100.0%
                             ========  ========  =====  ========  ========  =====

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


   At December 31, 2004 and 2003, there were no fixed maturities in default (issuer has missed a coupon payment or entered bankruptcy).

  (c) Mortgage and Other Loans

   At December 31, 2004 and 2003, our US Mortgage Loan portfolio was $543.3 million and $485.5 million, net of allowance of $4.7 million and $4.2 million, respectively.

   At December 31, 2004 and 2003, respectively, we held $125.1 million and $132.1 million in US Mortgages secured by real estate in California, comprising 23.0% and 27.0% of the total mortgage portfolio. For the years ended December 31, 2004 and 2003 respectively, we originated $29.1 million and $50.4 million of mortgages secured by real estate in California, which represent 20.5% and 25.0%, of our total US originations for those years.

   As of December 31, 2004 and 2003, we were committed to fund $21.5 million and $1.4 million, respectively, in U.S. mortgage loans.

   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases, or large groups of smaller-balance homogenous loans, and therefore applies principally to our commercial loans.

   Under these principles, we may have two types of "impaired" loans: loans requiring allowances for losses (none as of December 31, 2004 and 2003) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($5.5 million as of December 31, 2004 and $1.3 million as of December 31, 2003). Average investment in impaired loans during 2004 was $2.2 million. Average investment in impaired loans during 2003 was $0.3 million. There was no average investment in impaired loans during 2002. Interest income recognized on these loans while they were considered impaired was insignificant in each of the three years.

   The following table presents the activity in the allowance for losses during the years ended December 31:

(Dollar amounts in millions)            2004   2003  2002
----------------------------           -----  -----  ----
Balance at January 1.................. $ 4.2  $ 3.0  $2.6
Provision charged to operations.......   1.4    2.0   0.4
Amounts written off, net of recoveries  (0.9)  (0.8)   --
                                       -----  -----  ----
Balance at December 31................ $ 4.7  $ 4.2  $3.0
                                       =====  =====  ====

   The allowance for losses on mortgage loans at December 31, 2004, 2003, and 2002 represented 0.9% of gross mortgage loans for all periods.

   There were no non-income producing mortgage loans as of December 31, 2004, 2003 and 2002.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


(3)Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31, was as follows:

(Dollar amounts in millions)                                                2004    2003    2002
----------------------------                                               ------  ------  ------
Unamortized balance at January 1.......................................... $288.5  $236.7  $180.1
Costs deferred............................................................   59.4    75.6    71.7
Amortization, net.........................................................  (23.3)  (23.8)  (15.1)
Amounts transferred in connection with reinsurance transactions with UFLIC  (51.9)     --      --
                                                                           ------  ------  ------
Unamortized balance at December 31........................................  272.7   288.5   236.7
Cumulative effect of net unrealized investment gains......................  (37.0)  (56.4)   (2.6)
                                                                           ------  ------  ------
Balance at December 31.................................................... $235.7  $232.1  $234.1
                                                                           ======  ======  ======

(4)Intangible Assets and Goodwill

   At December 31, 2004 and 2003 the gross carrying amount and accumulated amortization of intangibles subject to amortization were as follows:

                                                         2004                        2003
                                              --------------------------  --------------------------
                                              Gross carrying Accumulated  Gross carrying Accumulated
(Dollar amounts in millions)                      amount     amortization     amount     amortization
----------------------------                  -------------- ------------ -------------- ------------
Present value of future profits ("PVFP").....     $68.8         $(61.7)       $143.3        $(60.4)
Deferred sales inducements to contractholders       3.1           (0.1)           --            --
                                                  -----         ------        ------        ------
Total........................................     $71.9         $(61.8)       $143.3        $(60.4)
                                                  =====         ======        ======        ======

  (a) Present Value of Future Profits (PVFP)

   The method used by us to value PVFP in connection with acquisitions is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits, and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

   The following table presents the activity in PVFP for the years ended December 31:

(Dollar amounts in millions)                                                2004    2003    2002
----------------------------                                               ------  ------  -----
Unamortized balance at January 1.......................................... $ 86.9  $ 97.4  $99.5
Interest accreted at 0.9%, 6.9% and 7.2%, respectively....................    0.4     6.3    7.1
Amortization..............................................................   (1.8)  (16.8)  (9.2)
Amounts transferred in connection with reinsurance transactions with UFLIC  (76.3)     --     --
                                                                           ------  ------  -----
Unamortized balance at December 31........................................    9.2    86.9   97.4
Cumulative effect of net unrealized investment gains (losses).............   (2.1)   (4.0)   0.2
                                                                           ------  ------  -----
Balance at December 31.................................................... $  7.1  $ 82.9  $97.6
                                                                           ======  ======  =====

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


   The estimated percentage of the December 31, 2004 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

2005.......................... 18.0%
2006.......................... 17.1%
2007.......................... 15.2%
2008.......................... 13.0%
2009.......................... 11.0%

  (b) Goodwill

   Effective January 1, 2002, goodwill is no longer amortized but is tested for impairment using a fair value methodology at least annually at the reporting unit level. No impairment charge was recognized in 2004, 2003 or 2002. Goodwill balance, net of accumulated amortization, was comprised of the following at December 31, 2004 and 2003:

(Dollar amounts in millions)
----------------------------
Retirement Income and Investments $25.3
Protection.......................  28.8
Corporate and Other..............    --
                                  -----
Total............................ $54.1
                                  =====

(5)Reinsurance

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC, an indirect, wholly-owned subsidiary of GE, in-force blocks of structured settlements, substantially all of our in-force blocks of variable annuities and a block of long-term care insurance policies that we reinsured in 2000 from Travelers Insurance Company, a subsidiary of Citigroup, Inc. ("Travelers"). Our in-force variable annuity contracts, excluding the GERA(TM) product that was not reinsured, had aggregate general account reserves of $280.6 million and $287.0 million as of December 31, 2004 and December 31, 2003, respectively. Our in-force structured settlements reinsured had aggregate policyholder reserves of $390.5 million and $386.1 million as of December 31, 2004 and December 31, 2003, respectively. The block of long-term care insurance policies that we reinsured in 2000 from Travelers of business had aggregate reserves of $513.2 million and $455.0 million as of December 31, 2004 and December 31, 2003, respectively. The reinsurance transactions with UFLIC were completed and accounted for at book value. We transferred investment assets to UFLIC in exchange for the reinsurance recoverable asset from UFLIC in the amount of $1.1 billion at January 1, 2004. As of December 31, 2004, we had $169.9 million in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC will be reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts will be determined by expense studies to be conducted periodically.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee will administer the trust accounts and we will be permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


   Certain policy risks are reinsured with other insurance companies to limit the amount of loss exposure. Reinsurance contracts do not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than with UFLIC, at December 31, 2004, we had no significant concentrations of variable annuity net at risk reinsurer that could have a material impact on our results of operations.

   We have a reinsurance agreement with an affiliated company whereby we assumed all liabilities and future premiums related to the affiliate's New York business. Certain fixed maturities with a fair value of $46.4 million and $31.7 million at December 31, 2004 and 2003, respectively were held in trust for the benefit of policyholders.

   The maximum amount of individual ordinary life insurance normally retained by us on any one life may not exceed $0.2. million. Net life insurance in force as of December 31 is summarized as follows:

(Dollar amounts in millions)          2004   2003   2002
----------------------------         -----  -----  ------
Direct life insurance in force...... $12.8  $ 8.4  $  3.1
Amounts assumed from other companies  83.9   90.1    97.1
Amounts ceded to other companies....  (2.4)    --      --
                                     -----  -----  ------
Net life insurance in force......... $94.3  $98.5  $100.2
                                     -----  -----  ------
Percentage of amount assumed to net.  89.0%  91.5%   96.9%
                                     =====  =====  ======

   The effects of reinsurance on premiums written and earned for the years ended December 31 were as follows:

                                            Written                 Earned
                                    ----------------------  ----------------------
(Dollar amounts in millions)         2004    2003    2002    2004    2003    2002
----------------------------        ------  ------  ------  ------  ------  ------
Direct............................. $184.4  $162.5  $143.4  $180.6  $162.9  $140.0
Assumed............................   83.7    78.7    82.2    84.4    80.1    86.7
Ceded..............................  (71.5)   (6.5)   (5.2)  (71.9)   (6.5)   (5.2)
                                    ------  ------  ------  ------  ------  ------
Net premiums....................... $196.6  $234.7  $220.4  $193.1  $236.5  $221.5
                                    ======  ======  ======  ======  ======  ======
Percentage of amount assumed to net                           43.7%   33.9%   39.1%
                                                            ======  ======  ======

   Reinsurance recoveries recognized as a reduction of benefits amounted to $295.0 million, $15.8 million and $14.9 million during 2004, 2003, and 2002, respectively.

(6)Future Annuity and Contract Benefits

  (a) Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management. At December 31, 2004 and 2003, investment contract liabilities totaled $3,750.4 million and $3,305.4 million, respectively.

  (b) Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity, and other assumptions, which were appropriate at the time the policies were issued

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Any changes in the estimated liability are reflected in income as estimates are revised. At December 31, 2004 and 2003, insurance contract liabilities totaled $1,175.2 million and $994.3 million, respectively.

  (c) Universal Life

   Universal Life contracts are broadly defined to include contracts that provide either death or annuity benefits and have features which may include various policyholder changes, credited interest, and/or variable premiums. At December 31, 2004 and 2003, universal life contract liabilities totaled $9.4 million and $10.0 million, respectively.

(7)Related-Party Transactions

   We receive administrative services from certain affiliates for which progress payments for these services are made monthly. For the years ended December 31, 2004, 2003, and 2002, these services were valued at $17.6 million, $25.4 million and $27.2 million, respectively.

   In 2002, we entered into an investment management agreement with GEAM under which we incurred expenses of $0.8 million and $3.9 million payable to GEAM as compensation for the investment services during 2004 and 2003, respectively.

   During each of 2004, 2003 and 2002 we collected $3.1 million, $3.0 million, and $2.5 million, respectively of premiums from various GE affiliates for long-term care insurance provided to employees of such affiliates.

   During 2002, we received capital contributions of $35.0 million from GE Capital Assurance as reflected in the Statements of Stockholder's Interest.

   During 2002, we sold certain securities to an affiliate at a fair value established as if it were an arms-length, third party transaction, which resulted in a gain of $0.8 million.

(8)Income Taxes

   The total provision (benefit) for income taxes for the years ended December 31 consisted of the following components:

(Dollar amounts in millions)     2004    2003    2002
----------------------------    ------  ------  ------
Current federal income tax..... $ (4.8) $(17.6) $ 14.1
Deferred federal income tax....  (17.4)   27.6   (13.7)
                                ------  ------  ------
   Subtotal-federal income tax.  (22.2)   10.0     0.4
Current state income tax.......   (3.5)     --      --
                                ------  ------  ------
       Total income tax........ $(25.7) $ 10.0  $  0.4
                                ======  ======  ======

   The reconciliation of the federal statutory tax rate to the effective income tax rate is as follows:

(Dollar amounts in millions)                        2004   2003   2002
----------------------------                       -----   ----  -----
Statutory U.S federal income tax rate.............  35.0%  35.0%  35.0%
Reinsurance transaction with UFLIC................ (78.5)    --     --
IRS Settlement (a)................................    --     --  (32.5)
State income tax, net of federal income tax effect  (4.3)    --     --
Other, net........................................  (0.4)  (0.3)   0.5
                                                   -----   ----  -----
Effective rate.................................... (48.2)% 34.7%   3.0%
                                                   =====   ====  =====

--------
(a)In 2002, we reached a favorable settlement with the Internal Revenue Service regarding the treatment of certain reserves for obligations to policyholders on life insurance contracts resulting in a benefit of $4.3 million.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


   The components of the net deferred income tax liability at December 31 are as follows:

(Dollar amounts in millions)                       2004   2003
----------------------------                      ------ ------
Assets:
   Investments................................... $   -- $  4.6
   Accrued commissions and general expenses......    6.9     --
   Future annuity and contract benefits..........   77.4  101.2
   Other, net....................................    4.9     --
                                                  ------ ------
       Total deferred income tax assets..........   89.2  105.8
                                                  ------ ------
Liabilities:
   Net unrealized gains on investment securities.   29.0   37.4
   Investments...................................    1.2     --
   Present value of future profits...............    4.0   29.2
   Deferred acquisition costs....................   69.6   97.6
   Other, net....................................   20.5    2.4
                                                  ------ ------
       Total deferred income tax liability.......  124.3  166.6
                                                  ------ ------
   Net deferred income tax liability............. $ 35.1 $ 60.8
                                                  ====== ======

   The significant changes in our deferred tax components related to insurance reserves, deferred acquisition costs, present value of future profits and investments are directly attributable to the reinsurance transactions with UFLIC.

   Based on an analysis of our tax position, management believes it is more likely than not that reversing deferred tax liabilities, the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling us to realize our gross deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   We paid (received) $(20.4) million, $(2.9) million and $13.9 million for federal and state income taxes in 2004, 2003, and 2002, respectively.

   At December 31, 2004 and 2003, the current income tax receivable with affiliates, included in other assets was $6.2 million and $18.5 million, respectively.

(9)Litigation

   The Company is a defendant in various cases of litigation considered to be in the normal course of business. The Company believes that the outcome of such litigation will not have a material adverse impact on our financial condition or results of operations.

(10)Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the Balance Sheets at fair value are not included in the following disclosures; such items include cash and cash equivalents, investment securities, and separate accounts. Although management has made every effort to develop the fairest representation of fair value for this section, it would be unusual if the estimates could actually have been realized at December 31, 2004 and 2003.

   A description of how fair values are estimated follows:

   Mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using rates at which similar loans would have been made to similar borrowers.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


   Investment contract benefits. Based on expected future cash flows, considering expected renewal premiums, claims, refunds and servicing costs, discounted at a current market rate.

   Information about certain financial instruments that were not carried at fair value at December 31, 2004 and 2003, is summarized as follows:

                                                            2004                         2003
                                                    Assets (Liabilities)         Assets (Liabilities)
                                                ---------------------------- ----------------------------
                                                Notional Carrying Estimated  Notional Carrying Estimated
(Dollar amounts in millions)                     Amount   Amount  Fair Value  Amount   Amount  Fair Value
----------------------------                    -------- -------- ---------- -------- -------- ----------
Assets:
Mortgage Loans.................................     (a)  $  543.3  $  568.4      (a)  $  485.5  $  508.5
Policy Loans...................................               1.0       1.0                1.3       1.3
Liabilities:
Investment Contracts...........................     (a)  $3,750.4  $3,631.8      (a)  $3,305.4  $3,176.0
Other firm commitments:
Ordinary course of business lending commitments  $21.5         --        --    $1.4         --        --

--------
(a)These financial instruments do not have notional amounts.

(11)Restrictions on Dividends

   State insurance departments that regulate life insurance companies recognize only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under law, and for determining whether its financial condition warrants the payment of a dividend to its stockholders. The maximum amount of dividends, which can be paid by State of New York insurance companies to stockholders without prior approval of the Insurance Commissioner, is subject to certain restrictions. No dividend payout may be made without prior approval.

(12)Supplementary Financial Data

   We file financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners ("NAIC") that are prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholder's interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by the state insurance authority. We have no significant permitted accounting practices.

   Unaudited statutory net loss for the years ended December 31, 2004, 2003, and 2002 was $19.8 million, $32.4 million and $32.3 million, respectively. Unaudited statutory capital and surplus was $268.1 million and $138.1 million as of December 31, 2004 and 2003, respectively. In 2004, statutory capital and surplus increased by $130.0 million primarily related to the deferral of a gain related to the treaty with UFLIC of $154.0 million, partially offset by $19.8 million statutory net loss.

   The NAIC has adopted Risk-Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with:
(1) asset risk, (2) insurance risk, (3) interest rate risk, and (4) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. At December 31, 2004, we had total adjusted capital in excess of amounts requiring company action or any level of regulatory action at any prescribed RBC level.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


(13)Operating Segment Information

   We conduct our operations through three business segments: (1) Retirement Income and Investments, which includes our fixed and variable annuities, variable life and interest sensitive life insurance, and (2) Protection, which includes our long-term care insurance. (3) Corporate and Other includes net realized investment gains (losses), interest expenses and unallocated corporate income and expenses. See Note 1 for further discussion of our principal products.

   The following is a summary of industry segment activity for 2004, 2003, and 2002:

2004 -- Segment Data
--------------------
                                                                   Retirement
                                                                    Income &              Corporate and
(Dollar amounts in millions)                                       Investments Protection     Other       Total
----------------------------                                       ----------- ---------- ------------- --------
Revenues:
Net investment income.............................................  $  186.8    $   31.9     $  1.0     $  219.7
Premiums..........................................................      79.0       114.1         --        193.1
Net realized investment (loss)....................................        --          --       (0.3)        (0.3)
Other income......................................................       3.6         0.8        0.8          5.2
                                                                    --------    --------     ------     --------
Total revenues....................................................     269.4       146.8        1.5        417.7
                                                                    --------    --------     ------     --------
Benefits and expenses:
Interest credited.................................................     120.4         0.5         --        120.9
Benefits and other changes in policy reserves.....................      82.9        97.6         --        180.5
Underwriting, acquisition and insurance expenses, net of deferrals      17.1        20.0        1.2         38.3
Amortization of deferred acquisition costs and intangibles........      20.3         4.4         --         24.7
                                                                    --------    --------     ------     --------
   Total benefits and expenses....................................     240.7       122.5        1.2        364.4
                                                                    --------    --------     ------     --------
   Income before income taxes.....................................      28.7        24.3        0.3         53.3
   Provision (benefit) for income taxes...........................      10.3         8.5      (44.5)       (25.7)
                                                                    --------    --------     ------     --------
   Net income.....................................................  $   18.4    $   15.8     $ 44.8     $   79.0
                                                                    ========    ========     ======     ========
Total assets......................................................  $4,711.3    $1,240.5     $484.7     $6,436.5
                                                                    ========    ========     ======     ========

2003 -- Segment Data
--------------------
                          Retirement
(Dollar amounts in         Income &              Corporate and
millions)                 Investments Protection     Other      Total
---------                 ----------- ---------- ------------- --------
Revenues:
Net investment income
  (loss).................  $  206.3    $   51.5     $(12.3)    $  245.5
Premiums.................      63.0       173.5         --        236.5
Net realized investment
  gains..................        --          --        3.1          3.1
Other income.............       2.0         0.8         --          2.8
                           --------    --------     ------     --------
Total revenues...........     271.3       225.8       (9.2)       487.9
                           --------    --------     ------     --------
Benefits and expenses:
Interest credited........     142.2         0.5         --        142.7
Benefits and other
  changes in policy
  reserves...............      84.0       169.2         --        253.2
Underwriting,
  acquisition and
  insurance expenses,
  net of deferrals.......       6.0        26.7       (3.7)        29.0
Amortization of deferred
  acquisition costs and
  intangibles............      19.8        14.5         --         34.3
                           --------    --------     ------     --------
   Total benefits and
     expenses............     252.0       210.9       (3.7)       459.2
                           --------    --------     ------     --------
   Income before income
     taxes...............      19.3        14.9       (5.5)        28.7
   Provision (benefit)
     for income taxes....       7.0         5.3       (2.3)        10.0
                           --------    --------     ------     --------
   Net income (loss).....  $   12.3    $    9.6     $ (3.2)    $   18.7
                           ========    ========     ======     ========
Total assets.............  $4,080.9    $1,165.8     $209.6     $5,456.3
                           ========    ========     ======     ========

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

2002 -- Segment Data
--------------------
                                                                   Retirement
                                                                    Income &              Corporate and
(Dollar amounts in millions)                                       Investments Protection     Other     Total
----------------------------                                       ----------- ---------- ------------- ------
Revenues:
Net investment income (loss)......................................   $194.0      $ 43.3      $(16.6)    $220.7
Premiums..........................................................     62.4       158.8         0.3      221.5
Net realized investment gains.....................................       --          --         7.5        7.5
Other income......................................................      1.0        (0.3)        0.5        1.2
                                                                     ------      ------      ------     ------
Total revenues....................................................    257.4       201.8        (8.3)     450.9
                                                                     ------      ------      ------     ------
Benefits and expenses:
Interest credited.................................................    129.0         0.6          --      129.6
Benefits and other changes in policy reserves.....................     76.1       182.9         0.3      259.3
Underwriting, acquisition and insurance expenses, net of deferrals     15.2        20.9        (4.5)      31.6
Amortization of deferred acquisition costs and intangibles........     11.3         5.9          --       17.2
                                                                     ------      ------      ------     ------
   Total benefits and expenses....................................    231.6       210.3        (4.2)     437.7
                                                                     ------      ------      ------     ------
   Income before income taxes.....................................     25.8        (8.5)       (4.1)      13.2
   Provision (benefit) for income taxes...........................      9.2        (3.1)       (5.7)       0.4
                                                                     ------      ------      ------     ------
   Net income (loss)..............................................   $ 16.6      $ (5.4)     $  1.6     $ 12.8
                                                                     ======      ======      ======     ======

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

(1)(a). Resolution of Board of Directors of GE Capital Life Assurance Company of New York ("GE
        Capital Life") authorizing the establishment of the GE Capital Life Separate Account II (the
        "Separate Account"). Previously filed on September 10, 1997 with initial filing to Form N-4 for
        GE Capital Life Separate Account II, Registration No. 333-39955.

(2)     Not Applicable.

(3)     Underwriting Agreement between GE Capital Life and Capital Brokerage Corporation.
        Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE
        Capital Life Separate Account II, Registration No. 333-39955.

(3)(i)  Dealer Sales Agreement. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(4)(i)  Form of Policy NY1155 4/00. Previously filed on November 2, 2001 with Post-Effective Amendment
        No. 3 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(4)(ii) Endorsements to Policy.

(a)     Guarantee Account Rider NY4066. Previously filed on September 10, 1997 with initial filing to
        Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(a)(i)  Guarantee Account Endorsement NY5265 6/03. Previously filed on August 27, 2003 with Post-
        Effective Amendment No. 10 to Form N-4 for GE Capital Life Separate Account II, Registration
        No. 333-47016.

(b)     Trust Endorsement NY5066. Previously filed on September 10, 1997 with initial filing to Form
        N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(c)     Pension Endorsement NY5067. Previously filed on May 13, 1998 with Pre-Effective Amendment
        No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(d)     Individual Retirement Annuity Endorsement NY5069. Previously filed on May 13, 1998 with
        Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II,
        Registration No. 333-39955.

(e)     403(b) Annuity Endorsement NY5070. Previously filed on May 13, 1998 with Pre-Effective
        Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-
        39955.

(f)     Optional Death Benefit Rider NY5071. Previously filed on March 1, 2000 with Post-Effective
        Amendment No. 3 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-
        39955.

(g)     Roth IRA Annuity Endorsement NY5134. Previously filed on November 2, 2001 with Post-
        Effective Amendment No. 3 to Form N-4 for GE Capital Life Separate Account II, Registration
        No. 333-47016.

(h)     Death Benefit available at Death of Any Annuitant Endorsement NY5155 12/00. Previously filed on September 13, 2002 with Post-Effective Amendment No. 7 to Form N-4 for GE Capital Life
        Separate Account II, Registration No. 333-47016.

(i)        Enhanced Payment Rider NY5136 11/00. Previously filed on September 13, 2002 with Post-
           Effective Amendment No. 7 to Form N-4 for GE Capital Life Separate Account II, Registration
           No. 333-47016.

(5)        Form of Application. Filed herewith.

(6)(a)     Certificate of Incorporation of GE Capital Life. Previously filed on September 10, 1997 with initial filing to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(6)(b)     By-Laws of GE Capital Life. Previously filed on September 10, 1997 with initial filing to Form
           N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(7)        Reinsurance Agreement. Previously filed on April 30, 2004 with Post Effective Amendment No.
           16 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(8)(a)     Fund Participation Agreement between J.P. Morgan Series Trust II and GE Capital Life
           Assurance Company of New York. Filed herewith.

(8)(b)     Form of Participation Agreement regarding Federated Insurance Series. Previously filed on May
           13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate
           Account II, Registration No. 333-39955.

(8)(b)(i)  Amendment to Participation Agreement between Federated Insurance Series and GE Capital Life
           Assurance Company of New York. Previously filed on May 1, 2002 with Post-Effective
           Amendment 5 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(8)(c)     Form of Participation Agreement regarding GE Investments Funds, Inc. Previously filed on
           May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate
           Account II, Registration No. 333-39955.

(8)(c)(i)  Amendment to Participation Agreement between GE Investments Funds, Inc. and GE Capital Life
           Assurance Company of New York. Previously filed on December 7, 2000 with Pre-Effective
           Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No.
           333-47016.

(8)(c)(ii) Amendment to Participation Agreement between GE Investments Funds, Inc. and GE Capital Life
           Assurance Company of New York. Previously filed on May 1, 2002 with Post-Effective
           Amendment 5 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(8)(d)     Fund Participation Agreement between Janus Aspen Series and GE Capital Life Assurance
           Company of New York. Filed herewith.

(8)(e)     Form of Participation Agreement regarding Oppenheimer Variable Account Funds. Previously filed on May 1, 2002 with Post-Effective Amendment 5 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

(8)(f)     Form of Participation Agreement regarding PBHG Insurance Series Fund. Previously filed on
           May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate
           Account II, Registration No. 333-39955.

(8)(g)     Form of Participation Agreement regarding Variable Insurance Products Fund. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate
           Account II, Registration No. 333-39955.

(8)(g)(i)  Form of Participation Agreement regarding Variable Insurance Products Fund II. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate
           Account II, Registration No. 333-39955.

(8)(g)(ii) Form of Participation Agreement regarding Variable Insurance Products Fund III. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-39955.

(8)(g)(iii) Amendment to Participation Agreement between Variable Insurance Products Fund III and GE
            Capital Life Assurance Company of New York. Previously filed on May 1, 2002 with Post-
            Effective Amendment 5 to Form N-4 for GE Capital Life Separate Account II, Registration No.
            333-47016.

(8)(h)      Form of Participation Agreement regarding Goldman Sachs Variable Insurance Trust. Filed herewith.

(8)(i)      Form of Participation Agreement regarding Salomon Brothers Variable Series Fund. Filed herewith.

(8)(j)      Form of Participation Agreement between AIM Variable Insurance Series and GE Capital Life
            Assurance Company of New York. Filed herewith.

(8)(k)      Form of Participation Agreement between Alliance Variable Series and GE Capital Life
            Assurance Company of New York. Filed herewith.

(8)(l)      Form of Participation Agreement between Dreyfus and GE Capital Life Assurance Company of
            New York. Previously filed on May 1, 2002 with Post-Effective Amendment 5 to Form N-4 for
            GE Capital Life Separate Account II, Registration No. 333-47016.

(8)(m)      Form of Participation Agreement between MFS Variable Insurance Trust and GE Capital Life
            Assurance Company of New York. Filed herewith.

(8)(n)      Form of Participation Agreement between PIMCO Variable Insurance Trust and GE Capital Life
            Assurance Company of New York. Filed herewith.

(8)(o)      Form of Participation Agreement between Rydex Variable Trust and GE Capital Life Assurance
            Company of New York. Filed herewith.

(8)(p)      Form of Participation Agreement between Greenwich Street Series Fund and GE Capital Life
            Assurance Company of New York. Previously filed on August 27, 2003 with Post-Effective
            Amendment No. 10 to Form N-4 for GE Capital Life Separate Account II, SEC File No 333-
            47016.

(8)(q)      Form of Participation Agreement between Merrill Lynch Variable Series Funds, Inc. and GE
            Capital Life Assurance Company of New York. Filed herewith.

(8)(r)      Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Capital Life
            Assurance Company of New York. Previously filed on November 5, 2004 with Post-Effective
            Amendment No. 18 to Form N-4 for GE Capital Life Separate Account II, SEC File No. 333-47016.

(8)(s)      Form of Fund Participation Agreement between American Century Investment Services, Inc. and
            GE Capital Life Assurance Company of New York regarding American Century Variable
            Portfolios II, Inc. Filed herewith.

(8)(t)      Fund Participation Agreement between Eaton Vance Variable Trust and GE Capital Life
            Assurance Company of New York. Filed herewith.

(8)(u)      Fund Participation Agreement between Franklin Templeton Variable Insurance Products Trust and GE Capital Life Assurance Company of New York. Filed herewith.

(8)(v)      Fund Participation Agreement between Nations Separate Account Trust and GE Capital Life
            Assurance Company of New York. Filed herewith.

(8)(w)      Fund Participation Agreement between The Prudential Series Fund, Inc. and GE Capital Life
            Assurance Company of New York. Filed herewith.

(8)(x)      Fund Participation Agreement between Scudder Variable Series II and GE Capital Life Assurance
            Company of New York. Filed herewith.

(8)(y)      Fund Participation Agreement between Van Kampen Life Investment Trust and GE Capital Life
            Assurance Company of New York. Previously filed with Post-Effective Amendment No. 5 to
            Form N-6 for GE Capital Life Separate Account III. Registration No. 333-88312.

(8)(z)      Fund Participation Agreement between American Century Investment Services, Inc. and GE
            Capital Life Assurance Company of New York regarding American Century Variable Portfolios,
            Inc. Filed herewith.

            (9)      Opinion and Consent of Counsel. Filed herewith.

            (10)(ii) Other Opinions. Filed herewith.

            (11)     Not Applicable.

            (12)     Not Applicable.




Item 25.  Directors and Officers of GE Capital Life Assurance Company of New
York


         Name                      Address                   Position with Company
         ----          -------------------------------- -------------------------------
Marshal S. Belkin..... 345 Kear Street                  Director
                       Yorktown Heights, New York 10598
Richard I. Byer....... 11 Westwind Road                 Director
                       Yonkers, New York 10710
Bernard M. Eiber...... 55 Northern Boulevard, Suite 302 Director
                       Great Neck, New York 11021
Kelly L. Groh......... 6610 West Broad Street           Director
                       Richmond, Virginia 23230
Paul A. Haley......... 6610 West Broad Street           Director, Senior Vice President
                       Richmond, Virginia 23230         and Chief Actuary
Jerry S. Handler...... 151 West 40th Street             Director
                       New York, New York 10018
Gerald A. Kaufman..... 15 Glenwood Road                 Director
                       Plainview, New York 11803
Leon E. Roday......... 6620 West Broad Street           Director and Senior Vice
                       Richmond, Virginia 23230         President
Isidore Sapir......... 449 Golden River Drive           Director
                       Golden Lakes Village
                       West Palm Beach, Florida 33411
Pamela S. Schutz...... 6610 West Broad Street           Director and Executive Vice
                       Richmond, Virginia 23230         President
David J. Sloane....... 622 Third Avenue, 33rd Floor     Director, Chairperson of the
                       New York, New York 10017         Board, President and Chief
                                                        Executive Officer
Geoffrey S. Stiff..... 6610 West Broad Street           Director and Senior Vice
                       Richmond, Virginia 23230         President
Thomas M. Stinson..... 6630 West Broad Street           Director and President, Long
                       Richmond, Virginia 23230         Term Care Division
Thomas E. Duffy....... 6610 West Broad Street           Senior Vice President, General
                       Richmond, Virginia 23230         Counsel and Secretary
J. Kevin Helmintoller. 6610 West Broad Street           Senior Vice President and Chief
                       Richmond, Virginia 23230         Financial Officer
William R. Wright, Jr. 6604 West Broad Street           Senior Vice President and Chief
                       Richmond, Virginia 23230         Investment Officer
Heather C. Harker..... 6610 West Broad Street           Vice President and Associate
                       Richmond, Virginia 23230         General Counsel
John E. Karaffa....... 6610 West Broad Street           Vice President and Controller
                       Richmond, Virginia 23230
Gary T. Prizzia....... 6620 West Broad Street           Treasurer
                       Richmond, Virginia 23230

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]

*General Electric Company



   A provider of products including major appliances; lighting products; industrial automation products; medical diagnostic imaging systems; bioscience assays and separation technology products; electrical distribution and control equipment; locomotives; power generation and delivery products; nuclear power support services and fuel assemblies; commercial and military aircraft jet engines; chemicals and equipment for treatment of water and process systems; security equipment and systems; and engineered materials, such as plastics and silicones.



In addition, General Electric Company provides services including product services; electrical product supply houses; electrical apparatus installation, engineering, and repair and rebuilding services. Through our affiliate, NBC Universal, Inc., we produce and deliver network television services, operate television stations, produce and distribute motion pictures, operate cable/satellite networks, operate theme parks, and program activities in multimedia and the Internet. Through another affiliate, General Electric Capital Services, Inc., we offer a broad array of financial and other services including consumer financing, commercial and industrial financing, real estate financing, asset management and leasing, mortgage services, consumer savings and insurance services, and specialty insurance and reinsurance.


Item 27.  Number of Contract Owners


   There were 2,862 owners of Qualified Contracts and 2,525 owners of Non-Qualified Contracts as of April 14, 2005.


Item 28.  Indemnification

(a) Article VIII, Section 1 of the By-Laws of GE Capital Life Assurance Company of New York provides that:

      (a) The Corporation may indemnify any person, made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the Corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other Corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he, his testator or intestate, was a director or officer of the Corporation, or served such other Corporation, partnership, joint venture, trust, employee benefit plan, or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including fines, amounts paid in settlement and reasonable expenses, including attorney's fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonable believed to be in, or, in the case of service for any other Corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

      (b) The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other Corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation or that he had reasonable cause to believe that his conduct was unlawful.

      (c) A Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he, his testator or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other Corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense or settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in or in the case of service for other Corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to the best interests of the Corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action or a pending action which is settled or otherwise disposed of or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement and expenses as the court deems proper.

      (d) For the purpose of this section, the Corporation shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the Corporation also imposes duties on, or otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the Corporation.

   Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise under circumstances where the burden of proof set forth in Section 11(b) of the Act has not been sustained, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(b)  Rule 484 Undertaking

   Section 722 of the Code of New York, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and
(3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of New York in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

Item 29.  Principal Underwriter


   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through GE Capital Life Separate Account II and GE Capital Life Separate Account III.


   (b)


        Name                  Address            Positions and Offices with Underwriter
        ----                  -------            --------------------------------------
James J. Buddle...... 6620 W. Broad St.        Director
                      Richmond, VA 23230
Robert T. Methven.... 6610 W. Broad St.        Director, President and Chief Executive
                      Richmond, VA 23230       Officer
Geoffrey S. Stiff.... 6610 W. Broad St.        Director and Senior Vice President
                      Richmond, VA 23230
Richard P. McKenney.. 6620 W. Broad St.        Senior Vice President
                      Richmond, VA 23230
Edward J. Wiles, Jr.. 3001 Summer St.,         Senior Vice President and Chief Compliance
                      2nd Floor                Officer
                      Stamford, CT 06905
Ward E. Bobitz....... 6620 W. Broad Street     Vice President and Assistant Secretary
                      Richmond, VA 23230
Brenda A. Daglish.... 6604 West Broad St.      Vice President and Assistant Treasurer
                      Richmond, VA 23230
William E. Daner, Jr. 6610 W. Broad St.        Vice President, Counsel and Secretary
                      Richmond, VA 23230
Melissa K. Gray...... 6620 W. Broad St.        Vice President
                      Richmond, VA 23230
J. Kevin Helmintoller 6610 W. Broad Street     Vice President and Chief Financial Officer
                      Richmond, Virginia 23230
James H. Reinhart.... 6610 W. Broad St.        Vice President
                      Richmond, VA 23230
John E. Karaffa...... 6610 W. Broad St.        Vice President, Controller and Financial &
                      Richmond, VA 23230       Operations Principal
James J. Kuncl....... 200 N. Martingale Rd.    Vice President
                      Schaumburg, IL 60173
Jamie S. Miller...... 6620 W. Broad St.        Vice President
                      Richmond, VA 23230
Gary T. Prizzia...... 6620 W. Broad Street     Treasurer
                      Richmond, VA 23230
Russell S. Rubino.... 6620 W. Broad St.        Vice President
                      Richmond, VA 23230



   (c)



                                    (2)
                              Net Underwriting       (3)           (4)
             (1)               Discounts and   Compensation on  Brokerage      (5)
Name of Principal Underwriter   Commissions      Redemption    Commissions Compensation
----------------------------- ---------------- --------------- ----------- ------------
Capital Brokerage Corporation  Not Applicable  Not Applicable     11.0%    $5.9 million

Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by GE Capital Life Assurance Company of New York at its Service Center at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services


   Not applicable.


Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to GE Capital Life Assurance Company of New York at the address or phone number listed in the Prospectus.


  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940



   GE Capital Life Assurance Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Capital Life Assurance Company of New York.


  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

   GE Capital Life Assurance Company of New York represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and State of Virginia, on the 25th day of April, 2005.


                                          GE CAPITAL LIFE SEPARATE ACCOUNT II
                                          (Registrant)

                                                   /S/  GEOFFREY S. STIFF
                                          By: __________________________________
                                                      Geoffrey S Stiff
                                                   Senior Vice President
                                             GE Capital Life Assurance Company
                                                        of New York

                                          GE CAPITAL LIFE ASSURANCE COMPANY OF
                                          NEW YORK
                                          (Depositor)

                                                   /S/  GEOFFREY S. STIFF
                                          By: __________________________________
                                                      Geoffrey S Stiff
                                                   Senior Vice President
                                             GE Capital Life Assurance Company
                                                        of New York

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


          Signature                        Title                   Date
          ---------                        -----                   ----

              *                Director and Executive Vice    April 25, 2005
-----------------------------    President
      Pamela S. Schutz

              *                Director                       April 25, 2005
-----------------------------
     Marshall S. Belkin

              *                Director                       April 25, 2005
-----------------------------
       Richard I. Byer

              *                Director                       April 25, 2005
-----------------------------
      Bernard E. Eiber

              *                Director                       April 25, 2005
-----------------------------
        Kelly L. Groh

              *                Director, Senior Vice          April 25, 2005
-----------------------------    President and Chief Actuary
        Paul A. Haley

              *                Director                       April 25, 2005
-----------------------------
      Jerry S. Handler

          Signature                        Title                   Date
          ---------                        -----                   ----

              *                Director                       April 25, 2005
-----------------------------
      Gerald A. Kaufman

              *                Director and Senior Vice       April 25, 2005
-----------------------------    President
        Leon E. Roday

              *                Director                       April 25, 2005
-----------------------------
        Isadore Sapir

              *                Director, Senior Vice          April 25, 2005
-----------------------------    President and Chief
       David J. Sloane           Administrative Officer

   /S/  GEOFFREY S. STIFF      Director and Senior Vice       April 25, 2005
-----------------------------    President
      Geoffrey S. Stiff

              *                Director and President of      April 25, 2005
-----------------------------    Long Term Care Division
      Thomas M. Stinson

              *                Senior Vice President,         April 25, 2005
-----------------------------    General Counsel and
       Thomas E. Duffy           Secretary

              *                Senior Vice President and      April 25, 2005
-----------------------------    Chief Financial Officer
    J. Kevin Helmintoller

              *                Vice President and Controller  April 25, 2005
-----------------------------
       John E. Karaffa

 *By: /s/  GEOFFREY S. STIFF   , pursuant to Power of         April 25, 2005
-----------------------------    Attorney executed on March
      Geoffrey S. Stiff          15, 2005.